UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semiannual Report  ■  June 30, 2018

College Retirement
Equities Fund

The semiannual report contains the financial statements (unaudited).

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Understanding this report

This semiannual report contains information about the CREF variable annuity accounts and describes their results for the six months ended June 30, 2018. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA Institutional Investments and Endowment Services.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please read the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

College Retirement Equities Fund ■ 2018 Semiannual Report	3

Letter to CREF participants

Global equity markets generated mixed results during the first six months of 2018 amid rising U.S. interest rates and uneven economic growth overseas. The U.S. economy expanded at a healthy pace, and domestic stocks gained ground during the period. The Federal Reserve raised the federal funds target rate twice during the period in response to the economy’s continued growth. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, possibly reflecting uncertainty about the pace of future economic expansion. Growth of some foreign economies slowed, and international stocks recorded losses. Central banks in Europe committed to maintaining historically low benchmark interest rates well into 2019.

•	Returns for the five CREF accounts with significant exposure to U.S. equities ranged from a loss of 0.8% for the Global Equities Account to a gain of 8.0% for the Growth Account.
•	The Bond Market Account declined 1.8%, while the Inflation-Linked Bond Account lost 0.1%.
•	During the period, one account outperformed and the other seven slightly lagged their respective benchmarks.
•	All account returns are for Class R1.

CREF Account performance review

For the six-month period, three of the CREF accounts had positive results. Domestic growth stocks outperformed value shares, and smaller-cap equities outpaced large-cap stocks. U.S.-based equities surpassed international stocks, and equities generally outpaced fixed-income securities.

Looking at individual account performance, the Stock Account, which is the largest CREF account in terms of net assets, gained 0.8% but slightly lagged its composite benchmark.

The Growth Account outperformed its benchmark, returning 8.0%, helped in part by overweight positions in several strong-performing information technology stocks.

The Global Equities Account had a slight loss and modestly underperformed its benchmark.

The Bond Market Account slightly underperformed its benchmark in part due to an emphasis on corporate bonds, the worst-performing sector of the fixed-income market during the period.

The Equity Index Account and Inflation-Linked Bond Account both trailed their respective benchmarks by small margins, primarily due to the effect of expenses.

The Social Choice Account slightly lagged its composite benchmark. The Account’s relative performance was partially held back by the exclusion of several stocks and bonds due to environmental, social and governance screening.

Finally, the Money Market Account trailed its benchmark but benefited from the increase in short-term interest rates.

For full details on performance for all of the accounts, please see the commentaries on the following pages.

4	2018 Semiannual Report ■ College Retirement Equities Fund

Carol Deckbar

Domestic stocks advanced

The U.S. stock market, as measured by the broad-based Russell 3000® Index, returned 3.2% for the six-month period, responding to continued economic growth amid rising but moderate inflation. Domestic equity markets struggled with increased volatility during the first three months of the period but recorded solid gains in the final three months.

Foreign equities, as represented in U.S.-dollar terms by the MSCI EAFE Index, fell 2.7%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 1.6%, reflecting two interest-rate increases by the Federal Reserve and generally rising rates during the period. Corporate bonds were the weakest performing fixed-income sector.

How to manage uncertainty

We are now in the second-longest period of economic expansion in U.S. history. The bull market for domestic stocks recently celebrated its remarkable ninth anniversary. But amid these impressive developments, there are also reasons for concern. U.S. bond yields are moving in ways that have historically warned of potential economic trouble ahead, with short-term yields showing greater increases than those for long-term bonds. Some economies in Europe and elsewhere overseas, which had been expanding in stride with the United States, now appear to be slowing. Increasing global political tensions, along with the unpredictable economic consequences of new trade tariffs, are factors worthy of caution.

It is impossible to anticipate the future direction or pace of financial markets, but change itself is a certainty. Keeping long-term goals in mind, we believe a well-balanced and diversified portfolio of financial assets is a wise and prudent way for investors to manage market change, whatever it may be. (Of course, diversification does not guarantee against market loss.)

As always, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF

Executive Vice President, TIAA Institutional Investments and Endowment Services

College Retirement Equities Fund ■ 2018 Semiannual Report	5

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can also obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov.

You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

6	2018 Semiannual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.

On December 15, 2017, the Morningstar Aggressive Target Risk Index was added as a broad-based securities market index for the Stock Account. The Morningstar Aggressive Target Risk Index has a 95% global equity market exposure and has a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

On May 1, 2018, the benchmark for the Global Equities Account changed from the MSCI World Index to the MSCI All Country World Index (ACWI). The MSCI ACWI measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 24 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

College Retirement Equities Fund ■ 2018 Semiannual Report	7

About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-market nations, excluding the United States.

On May 1, 2018, the Morningstar Moderate Target Risk Index was added as an additional broad-based securities market index for the Social Choice Account. This index is part of a family of five indexes covering equity risk preferences ranging from aggressive to conservative. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2018 Semiannual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear in this report are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018–June 30, 2018).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ■ 2018 Semiannual Report	9

CREF Stock Account

Performance for the six months ended June 30, 2018

The CREF Stock Account returned 0.83% for the period, compared with the 1.15% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). For the twelve months ended June 30, 2018, the Account returned 12.01%, versus 12.67% for the composite index. (All returns for the Account are for Class R1.)

During the six months, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. The Federal Reserve raised the federal funds target rate twice during the period to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. Oil prices increased, and the U.S. dollar gained ground against most major currencies over the six months. The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

The MSCI ACWI ex USA IMI, which measures the performance of mid- and large-cap stocks in 46 developed- and emerging-markets countries outside the United States, declined 3.65% in U.S.-dollar terms for the six months, underperforming U.S. stocks.

Account advanced but trailed its composite benchmark

The Account’s stock selections detracted from relative performance for the six months. The leading detractors were overweight positions in plastic packaging producer Berry Global, insurer American International Group and Goldman Sachs. Conversely, the Account benefited from other stock choices. An overweight investment in salesforce.com helped as the technology company reported record revenue for two consecutive quarters. An underweight position in Procter & Gamble also helped as market share declined for some key product lines. And an overweight in oil and gas producer EOG Resources was beneficial due to the rise in oil prices.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance as of June 30, 2018

CREF Stock Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses*
Class R1	7/31/1952	0.83%	12.01%	10.69%		7.66%		0.580%
Class R2	4/24/2015	0.92	12.26	10.87	†	7.75	†	0.370
Class R3	4/24/2015	0.94	12.32	10.93	†	7.78	†	0.305
CREF Stock Composite Benchmark‡		1.15	12.67	11.24		8.06		—
Broad market indexes
Morningstar Aggressive Target Risk Index§		0.46	11.42	9.93		7.55		—
Russell 3000® Index		3.22	14.78	13.29		10.23		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On June 30, 2018, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	On December 15, 2017, the Morningstar Aggressive Target Risk Index was added as an additional broad-based securities market index for the Stock Account. For more information, please see the Account’s current prospectus.

Expense example

Six months ended June 30, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Stock Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$1,008.26	$2.69
Class R2	1,000.00	1,009.20	1.74
Class R3	1,000.00	1,009.38	1.54
5% annual hypothetical return
Class R1	1,000.00	1,022.12	2.71
Class R2	1,000.00	1,023.06	1.76
Class R3	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were

College Retirement Equities Fund ■ 2018 Semiannual Report	11

CREF Stock Account

181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.54% for Class R1, 0.35% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 9.

Account profile
as of 6/30/2018
Net assets	$122.42 billion
Portfolio turnover rate*	30%
Number of holdings	9,810
Weighted median market capitalization	$44.91 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.64

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2018
Information technology	21.4
Financials	15.9
Consumer discretionary	13.0
Health care	11.8
Industrials	10.7
Consumer staples	6.7
Energy	6.6
Materials	5.1
Real estate	3.6
Utilities	2.6
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	46.9
More than $15 billion–$50 billion	23.4
More than $2 billion–$15 billion	23.6
$2 billion or less	6.1
Total	100.0

Holdings by country
% of portfolio investments
as of 6/30/2018
United States	67.8
Japan	5.0
United Kingdom	3.2
China	2.4
France	2.1
Germany	2.0
Canada	2.0
Switzerland	1.4
63 other nations	11.8
Short-term investments	2.3
Total	100.0

12	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance for the six months ended June 30, 2018

The CREF Global Equities Account returned –0.81% for the period, compared with the –0.43% return of its benchmark, the MSCI All Country World Index (ACWI). For the twelve months ended June 30, 2018, the Account returned 11.09%, versus 10.73% for the index. (All returns for the Account are for Class R1.)

During the six-month period, uneven economic growth and trade tensions with the United States helped drive stock prices lower in both developed- and emerging-markets countries. The European Central Bank (ECB) reduced its euro area growth forecast for the year after slower growth in the first quarter of 2018. China’s economy recorded strong growth during the first quarter, but some economic measures, including new investment and retail sales, fell below expectations late in the period. Emerging-markets countries struggled with the effects of a stronger U.S. dollar and generally higher interest rates. The Federal Reserve raised the federal funds target rate twice during the period to 1.75%–2.00%. The ECB decided to end its bond-buying program—intended to support the euro area economy—by the end of 2018, but it signaled that it would leave benchmark interest rates at present levels until at least the summer of 2019.

Within the MSCI ACWI, the U.S. posted a gain, but most international markets declined in U.S.-dollar terms over the period. The U.S. dollar’s strength was a headwind to performance.

Account trailed its benchmark

The Account lagged its benchmark during the period, in part due to certain stock choices that detracted from relative performance—notably an overweight position in Dutch financial firm ING Groep, an underweight in Netflix and an overweight in Comcast.

Other stock selections were advantageous, especially overweight positions in Amazon.com, EOG Resources and salesforce.com. Amazon.com’s stock soared on higher-than-expected revenues; oil and gas producer EOG Resources benefited as oil prices climbed higher; and technology company salesforce.com reported record results for two consecutive quarters.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2018
CREF Global Equities Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	5/1/1992	–0.81%	11.09%	9.47%		6.05%		0.610%
Class R2	4/24/2015	–0.72	11.33	9.65	†	6.14	†	0.400
Class R3	4/24/2015	–0.70	11.39	9.71	†	6.17	†	0.335
MSCI ACWI Index‡	—	–0.43	10.73	9.41		5.80		—
MSCI World Index	—	0.43	11.09	9.94		6.26		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On May 1, 2018, the benchmark for the Global Equities Account changed from the MSCI World Index to the MSCI All Country World Index (ACWI). For more information, please see the Account’s current prospectus.

Expense example

Six months ended June 30, 2018
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Global Equities Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$ 991.87	$2.77
Class R2	1,000.00	992.79	1.83
Class R3	1,000.00	992.98	1.63
5% annual hypothetical return
Class R1	1,000.00	1,022.02	2.81
Class R2	1,000.00	1,022.96	1.86
Class R3	1,000.00	1,023.16	1.66

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.56% for Class R1, 0.37% for Class R2 and 0.33% for Class R3.

For more information about this expense example, please see page 9.

14	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Account profile
as of 6/30/2018
Net assets	$20.74 billion
Portfolio turnover rate*	54%
Number of holdings	2,940
Weighted median market capitalization	$53.57 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.74

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2018
Information technology	22.3
Financials	15.6
Consumer discretionary	14.7
Health care	11.1
Industrials	10.5
Energy	7.1
Consumer staples	6.5
Materials	6.3
Real estate	1.5
Telecommunication services	1.4
Utilities	1.3
Short-term investments, other assets & liabilities, net	1.7
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	50.3
More than $15 billion–$50 billion	26.4
More than $2 billion–$15 billion	21.6
$2 billion or less	1.7
Total	100.0

Holdings by country
% of portfolio investments
as of 6/30/2018
United States	55.4
Japan	7.0
United Kingdom	5.6
China	3.9
France	3.1
Canada	2.5
Switzerland	2.4
Germany	2.3
48 other nations	15.3
Short-term investments	2.5
Total	100.0

College Retirement Equities Fund ■ 2018 Semiannual Report	15

CREF Growth Account

Performance for the six months ended June 30, 2018

The CREF Growth Account returned 8.01% for the period, compared with the 7.25% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2018, the Account returned 23.66%, versus 22.51% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months. The broad U.S. stock market, as measured by the Russell 3000® Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2018, the Russell 1000 Growth Index posted an average annual return of 11.83%, versus the 8.49% average annual return of the Russell 1000 Value Index.

Account produced solid gains, surpassed its benchmark

Seven of the eleven industry sectors of the Russell 1000 Growth Index produced positive returns for the six months. Consumer discretionary (up 14.2%) and information technology (up 12.2%) contributed most to the index’s return. Together, these two sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2018. The utilities, health care, financials, energy and real estate sectors each produced single-digit returns. Telecommunication services (down 4.7%) was the worst-performing sector during the period. The consumer staples, materials and industrials sectors each generated slightly smaller losses.

The Account outperformed its benchmark during the reporting period through a combination of favorable stock selections and sector allocations. Overweight positions in Intuit, Twitter and technology company salesforce.com were the largest contributors as all three saw strong revenue growth.

Conversely, an underweight position in Apple, which rose on higher sales of its new iPhone, was the largest detractor. An out-of-benchmark position in retailer Walmart and an overweight in industrial manufacturer Parker-Hannifin also limited the Account’s relative performance.

16	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of June 30, 2018

CREF Growth Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	4/29/1994	8.01%	23.66%	16.35%		11.27%		0.530%
Class R2	4/24/2015	8.11	23.93	16.54	†	11.36	†	0.320
Class R3	4/24/2015	8.13	24.00	16.61	†	11.39	†	0.255
Russell 1000® Growth Index		7.25	22.51	16.36		11.83		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2018
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Growth Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$1,080.07	$2.48
Class R2	1,000.00	1,081.09	1.50
Class R3	1,000.00	1,081.29	1.34
5% annual hypothetical return
Class R1	1,000.00	1,022.41	2.41
Class R2	1,000.00	1,023.36	1.45
Class R3	1,000.00	1,023.51	1.30

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.48% for Class R1, 0.29% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2018 Semiannual Report	17

CREF Growth Account

Account profile
as of 6/30/2018
Net assets	$26.84 billion
Portfolio turnover rate*	35%
Number of holdings	601
Weighted median market capitalization	$98.26 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.42

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2018
Information technology	47.4
Consumer discretionary	18.0
Health care	12.7
Industrials	10.4
Consumer staples	3.9
Financials	3.5
Materials	1.7
Energy	1.0
Real estate	0.7
Telecommunication services	0.2
Short-term investments, other assets & liabilities, net	0.5
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	64.1
More than $15 billion–$50 billion	24.0
More than $2 billion–$15 billion	11.8
$2 billion or less	0.1
Total	100.0

18	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the six months ended June 30, 2018

The CREF Equity Index Account returned 2.99% for the period, compared with the 3.22% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2018, the Account returned 14.20%, versus 14.78% for the index. (All returns for the Account are for Class R1.)

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months. The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

Six of eleven sectors posted gains

Six of the eleven industry sectors in the Account’s benchmark posted positive performance for the six months. Information technology (up 11.1%)—the largest sector in the benchmark—and consumer discretionary (up 10.2%) contributed most to the index’s return. Energy (up 7.5%) and health care (up 3.5%) also produced solid gains. Together, these four sectors represented more than one-half of the total market capitalization of the index on June 30, 2018. Real estate (up 1.4%) and utilities (up 1.0%) also advanced, but they had minimal impact on the benchmark’s performance given their low weight. Consumer staples (down 8.0%) and telecommunication services (down 8.0%) were the worst performers during the period.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Amazon.com performed best with sizable double-digit gains, followed by Microsoft. Apple was next in line, rising on strong revenue growth in its iPhone and wearables products. Facebook also posted solid results. Berkshire Hathaway, the conglomerate headed by Warren Buffet, suffered a loss, largely due to the implementation of a new accounting rule.

College Retirement Equities Fund ■ 2018 Semiannual Report	19

CREF Equity Index Account

Performance as of June 30, 2018

CREF Equity Index Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	4/29/1994	2.99%	14.20%	12.74%		9.76%		0.505%
Class R2	4/24/2015	3.09	14.45	12.92	†	9.85	†	0.295
Class R3	4/24/2015	3.11	14.51	12.99	†	9.88	†	0.230
Russell 3000® Index	—	3.22	14.78	13.29		10.23		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2018
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$1,029.93	$2.32
Class R2	1,000.00	1,030.90	1.36
Class R3	1,000.00	1,031.08	1.16
5% annual hypothetical return
Class R1	1,000.00	1,022.51	2.31
Class R2	1,000.00	1,023.46	1.35
Class R3	1,000.00	1,023.65	1.15

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.46% for Class R1, 0.27% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

20	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile
as of 6/30/2018
Net assets	$19.21 billion
Portfolio turnover rate*	1%
Number of holdings	2,884
Weighted median market capitalization	$64.02 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.15

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2018
Information technology	24.6
Financials	14.2
Health care	13.6
Consumer discretionary	13.1
Industrials	10.2
Consumer staples	6.2
Energy	6.0
Real estate	3.9
Materials	3.1
Utilities	2.9
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	56.4
More than $15 billion–$50 billion	21.3
More than $2 billion–$15 billion	18.7
$2 billion or less	3.6
Total	100.0

College Retirement Equities Fund ■ 2018 Semiannual Report	21

CREF Bond Market Account

Performance for the six months ended June 30, 2018

The CREF Bond Market Account returned –1.77% for the period, compared with the –1.62% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2018, the Account returned –0.48%, versus –0.40% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained strength over the six months.

The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices). The European Central Bank decided to end its bond-buying program—intended to support the euro area economy—by the end of 2018, but it signaled that it would leave benchmark interest rates at their present levels until at least the summer of 2019.

Account slightly underperformed its benchmark

For the six-month period, nearly all of the sectors in the benchmark delivered negative returns. Corporate bonds, which accounted for 25.3% of the index’s total market capitalization on June 30, 2018, declined most with a return of –3.3%. Municipals, the benchmark’s smallest sector, were next, falling 2.4%. U.S. Treasuries, the largest index sector with a weight of 37.2%, returned –1.1%, while mortgage-backed securities (MBS) declined 1.0%. The only sector to register positive performance was asset-backed securities, with a marginal gain.

The Account trailed its benchmark during the period, largely due to the effect of expenses, but also to an overweight position in corporate bonds, which underperformed. An overweight position in the government credit sector also detracted from the Account’s relative performance versus the benchmark.

By comparison, the Account’s underweight position in U.S. Treasuries proved beneficial, as this sector underperformed during the period. The Account’s holdings of MBS also contributed to its relative performance, and yield curve positioning across the portfolio was generally beneficial.

22	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of June 30, 2018

CREF Bond Market Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	3/1/1990	–1.77%	–0.48%	2.31%		3.52%		0.580%
Class R2	4/24/2015	–1.68	–0.26	2.48	†	3.60	†	0.370
Class R3	4/24/2015	–1.66	–0.20	2.53	†	3.63	†	0.305
Bloomberg Barclays U.S. Aggregate Bond Index	—	–1.62	–0.40	2.27		3.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2018
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$ 982.30	$2.65
Class R2	1,000.00	983.22	1.72
Class R3	1,000.00	983.40	1.57
5% annual hypothetical return
Class R1	1,000.00	1,022.12	2.71
Class R2	1,000.00	1,023.06	1.76
Class R3	1,000.00	1,023.21	1.61

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.54% for Class R1, 0.35% for Class R2 and 0.32% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2018 Semiannual Report	23

CREF Bond Market Account

Account profile

as of 6/30/2018
Net assets	$13.37 billion
Portfolio turnover rate*	66%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	56%
Number of issues	1,730
Option-adjusted duration†	5.72 years
Average maturity‡	7.92 years

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Corporate bonds	22.8
U.S. Treasury securities	18.4
Mortgage-backed securities	17.5
Foreign government & corporate bonds denominated in U.S. dollars	14.2
Asset-backed securities	12.0
Commercial mortgage-backed securities	6.6
Municipal bonds	3.6
U.S. agency securities	1.7
Bank loan obligations	0.2
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2018
Less than 1 year	5.2
1–3 years	18.6
3–5 years	18.8
5–10 years	42.2
Over 10 years	15.2
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2018
U.S. Treasury & U.S. agency securities*	38.5
Aaa/AAA	14.8
Aa/AA	7.4
A/A	13.3
Baa/BBB	21.1
Ba/BB	1.9
B/B	1.0
Below B/B	0.5
Non-rated	1.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

24	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2018

The CREF Inflation-Linked Bond Account returned –0.05% for the period, compared with the 0.21% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2018, the Account returned 1.00%, versus 1.45% for the index. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of crude oil, a commonly used indicator of inflationary pressures, increased, and the U.S. dollar gained strength over the six months.

The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices). The European Central Bank decided to end its bond-buying program—intended to support the euro area economy—by the end of 2018, but it signaled that it would leave benchmark interest rates at their present levels until at least the summer of 2019.

TIPS outperformed the broader market

For the six months, the return of the TIPS 1–10 Year Index outpaced the –1.62% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Solid economic growth, rising interest rates and a modest increase in inflation led to declines among most fixed-income securities, particularly those with shorter maturities. By comparison, these conditions were more beneficial for inflation-protected securities.

The Account underperformed its benchmark primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2018 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance as of June 30, 2018

CREF Inflation-Linked Bond Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	5/1/1997	–0.05%	1.00%	1.01%		2.44%		0.515%
Class R2	4/24/2015	0.05	1.22	1.18	†	2.53	†	0.305
Class R3	4/24/2015	0.06	1.27	1.23	†	2.55	†	0.240
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	0.21	1.45	1.21		2.26		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Inflation-Linked Bond Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$1,000.00	$ 999.51	$ 2.33
Class R2	1,000.00	1,000.45	1.39
Class R3	1,000.00	1,000.63	1.19
5% annual hypothetical return
Class R1	1,000.00	1,022.46	2.36
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.60	1.20

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.28% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

26	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 6/30/2018
Net assets	$6.47 billion
Portfolio turnover rate*	14%
Number of issues	36
Option-adjusted duration†	5.11 years
Average maturity‡	5.44 years

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 6/30/2018
U.S. Treasury securities	98.6
U.S. agency securities	0.6
Mortgage-backed securities	0.2
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2018
1–3 years	23.7
3–5 years	29.3
5–10 years	40.3
Over 10 years	6.7
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2018
U.S. Treasury & U.S. agency securities*	99.7
Aa/AA	0.2
Non-rated	0.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2018 Semiannual Report	27

CREF Social Choice Account

Performance for the six months ended June 30, 2018

The CREF Social Choice Account returned –0.03% for the period, compared with the 0.26% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2018, the Account returned 6.53%, versus 7.22% for the benchmark. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

The Account’s domestic holdings underperformed the Russell 3000 Index component of its benchmark. Avoiding Amazon.com, software company Adobe Systems and Facebook detracted from relative performance. Conversely, the Account benefited from excluding certain stocks, notably AT&T, Philip Morris and Comcast. The Account’s international holdings outperformed the MSCI EAFE+Canada Index. Excluding British American Tobacco, Japanese financial services company Mitsubishi UFJ and Germany’s Deutsche Bank aided relative performance. Avoiding energy companies Royal Dutch Shell and BP and French luxury products company LVMH detracted.

Account underperformed its benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Among the Account’s domestic holdings, an underweight investment in Apple and overweight positions in cable television and Internet service provider Charter Communications and Kraft Heinz were the main detractors from performance versus the Russell 3000 Index. The top domestic equity contributors were overweight positions in Netflix, technology company salesforce.com and Nike.

Within the Account’s international holdings, an underweight position in Nestlé and overweight positions in British telecommunications firm Sky and French luxury goods company Kering contributed most to outperformance versus the MSCI EAFE+Canada Index. Key detractors were an overweight investment in German lighting products provider OSRAM Licht, an underweight in Australian biopharmaceutical firm CSL and an overweight position in Japan’s Takeda Pharmaceutical.

The Account’s fixed-income component outperformed the –1.62% return of the Bloomberg Barclays U.S. Aggregate Bond Index primarily as a result of underweights to Treasuries and mortgage-backed securities, as well as security selection within the corporate sector.

28	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2018

CREF Social Choice Account		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		Expenses	*
Class R1	3/1/1990	–0.03%	6.53%	7.09%		6.58%		0.540%
Class R2	4/24/2015	0.06	6.76	7.26	†	6.67	†	0.330
Class R3	4/24/2015	0.08	6.82	7.32	†	6.70	†	0.265
CREF Social Choice Composite Benchmark‡	—	0.26	7.22	7.82		6.84		—
Broad market indexes
Morningstar Moderate Target Risk Index§	—	–0.31	6.92	6.92		6.28
Russell 3000® Index	—	3.22	14.78	13.29		10.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On June 30, 2018, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	On May 1, 2018, the Morningstar Moderate Target Risk Index was added as an additional broad-based securities market index for the Social Choice Account. For more information, please see the Account’s current prospectus.

Expense example

Six months ended June 30, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Social Choice Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$ 1,000.00	$ 999.66	$ 2.43
Class R2	1,000.00	1,000.60	1.49
Class R3	1,000.00	1,000.78	1.29
5% annual hypothetical return
Class R1	1,000.00	1,022.36	2.46
Class R2	1,000.00	1,023.31	1.51
Class R3	1,000.00	1,023.51	1.30

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There

College Retirement Equities Fund ■ 2018 Semiannual Report	29

CREF Social Choice Account

were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.49% for Class R1, 0.30% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2018
Net assets	$13.98 billion
Portfolio turnover rate*	35%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	32%
Equity segment
Number of holdings	1,921
Weighted median market capitalization	$40.54 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.30
Fixed-income segment
Number of issues	766
Option-adjusted duration‡	5.80 years
Average maturity§	9.30 years

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Equities	59.2
Fixed-income securities	39.8
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	40.5
More than $15 billion–$50 billion	39.1
More than $2 billion–$15 billion	18.3
$2 billion or less	2.1
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2018
Less than 1 year	4.2
1–3 years	12.6
3–5 years	19.8
5–10 years	39.9
Over 10 years	23.5
Total	100.0

30	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2018

The CREF Money Market Account returned 0.41% for the six-month period, compared with the 0.57% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018.

The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices).

As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—continued to rise. For the six-month period, one-month LIBOR yields rose from 1.56% on January 2, 2018, to 2.09% on June 29, 2018. Over the same period, three-month LIBOR rose from 1.70% to 2.34%; six-month LIBOR rose from 1.84% to 2.50%; and twelve-month LIBOR rose from 2.11% to 2.76%. (LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.)

Account gained but trailed the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Account lagged that of the iMoneyNet government fund average for the six-month period, primarily due to the effect of expenses. In pursuit of additional yield, the Account increased its exposure to longer-dated floating-rate government agency securities, which benefited performance as short-term rates increased. As of June 26, 2018, the Account’s weighted average maturity (WAM) was 46 days, versus 31 days for the iMoneyNet government fund average, and this longer WAM also benefited the Account’s relative performance. (iMoneyNet releases their data on a weekly basis, and June 26 was the last date of release for the month.)

College Retirement Equities Fund ■ 2018 Semiannual Report	31

CREF Money Market Account

Net annualized yield for the 7 days ended June 26, 2018§

	Current yield	Effective yield
CREF Money Market Account#
Class R1	1.15%	1.15%
Class R2	1.23	1.24
Class R3	1.22	1.23
iMoneyNet Money Fund Averages™—All Government‡	1.43	1.44

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2018

CREF Money Market Account#		Total return		Average annual total return				Estimated annual operating
	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	4/1/1988	0.41%	0.62%	0.13%		0.19%		0.510%
Class R2	4/24/2015	0.49	0.79	0.20	†	0.22	†	0.300
Class R3	4/24/2015	0.50	0.82	0.23	†	0.23	†	0.235
iMoneyNet Money Fund Averages—All Government‡	—	0.57	0.89	0.23		0.18		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating rate notes, and you cannot invest directly in it.

32	2018 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Expense example

Six months ended June 30, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(1/1/18)	(6/30/18)	(1/1/18–6/30/18)
Actual return
Class R1	$ 1,000.00	$ 1,004.14	$ 3.73
Class R2	1,000.00	1,004.86	3.03
Class R3	1,000.00	1,005.00	2.88
5% annual hypothetical return
Class R1	1,000.00	1,021.08	3.76
Class R2	1,000.00	1,021.77	3.06
Class R3	1,000.00	1,021.92	2.91

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Account’s annualized six-month expense ratios for that period were 0.75% for Class R1, 0.61% for Class R2 and 0.58% for Class R3.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2018
Net assets	$9.44 billion
Number of holdings	230

Portfolio composition

% of net assets
Sector	as of 6/30/2018
U.S. government agency securities	60.3
U.S. Treasury securities	21.6
Floating-rate securities, government	18.1
Total	100.0

College Retirement Equities Fund ■ 2018 Semiannual Report	33

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2018

				Value		% of net
Principal		Issuer		(000)		assets
BONDS
CORPORATE BONDS
DIVERSIFIED FINANCIALS				$0	^	0.0%
		TOTAL CORPORATE BONDS	(Cost $466)	0	^	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				290		0.0
		TOTAL GOVERNMENT BONDS	(Cost $302)	290		0.0
		TOTAL BONDS (Cost $768)		290		0.0

EQUITY LINKED NOTES
DIVERSIFIED FINANCIALS				10,759		0.0
		TOTAL EQUITY LINKED NOTES	(Cost $10,877)	10,759		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				2,132,829		1.7
BANKS
31,693,894		Bank of America Corp		893,451		0.7
10,239,190	n	Citigroup, Inc		685,207		0.6
12,609,260		JPMorgan Chase & Co		1,313,885		1.1
10,705,400		Wells Fargo & Co		593,507		0.5
		Other		6,551,290		5.3
				10,037,340		8.2
CAPITAL GOODS
1,805,716		Boeing Co		605,836		0.5
4,085,956		Honeywell International, Inc		588,582		0.5
		Other		8,102,843		6.6
				9,297,261		7.6
COMMERCIAL & PROFESSIONAL SERVICES				1,272,799		1.0
CONSUMER DURABLES & APPAREL				2,408,583		2.0
CONSUMER SERVICES				2,661,030		2.2
DIVERSIFIED FINANCIALS
2,429,809	n	Goldman Sachs Group, Inc		535,943		0.4
		Other		4,127,243		3.4
				4,663,186		3.8
ENERGY
5,672,660		Chevron Corp		717,195		0.6
4,327,099		EOG Resources, Inc		538,421		0.4
9,484,291		Exxon Mobil Corp		784,635		0.7
		Other		5,980,671		4.9
				8,020,922		6.6
FOOD & STAPLES RETAILING				1,268,583		1.0

34	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

			Value	% of net
Shares		Company	(000)	assets
FOOD, BEVERAGE & TOBACCO
12,005,308	n	Coca-Cola Co	$526,553	0.4%
3,160,333		PepsiCo, Inc	344,065	0.3
5,762,990		Philip Morris International, Inc	465,304	0.4
		Other	3,951,987	3.2
			5,287,909	4.3
HEALTH CARE EQUIPMENT & SERVICES
8,100,527		Abbott Laboratories	494,051	0.4
2,809,942		UnitedHealth Group, Inc	689,391	0.6
		Other	4,796,577	3.9
			5,980,019	4.9
HOUSEHOLD & PERSONAL PRODUCTS
5,866,424	n	Procter & Gamble Co	457,933	0.4
		Other	1,201,283	1.0
			1,659,216	1.4
INSURANCE
7,702,427		American International Group, Inc	408,383	0.3
4,448,253	*	Berkshire Hathaway, Inc (Class B)	830,266	0.7
		Other	3,465,300	2.8
			4,703,949	3.8
MATERIALS
7,707,317		DowDuPont, Inc	508,066	0.4
		Other	5,748,164	4.7
			6,256,230	5.1
MEDIA
16,121,048		Comcast Corp (Class A)	528,932	0.4
3,815,585		Walt Disney Co	399,911	0.3
		Other	1,443,633	1.2
			2,372,476	1.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,125,890		AbbVie, Inc	382,264	0.3
2,319,311		Allergan plc	386,676	0.3
6,889,091		Johnson & Johnson	835,922	0.7
17,390,417		Pfizer, Inc	630,924	0.5
7,675,271		Schering-Plough Corp	465,889	0.4
		Other	5,717,725	4.7
			8,419,400	6.9
REAL ESTATE			4,342,495	3.6
RETAILING
1,300,480	*	Amazon.com, Inc	2,210,556	1.8
3,670,801		Home Depot, Inc	716,173	0.6
1,129,998	*,n	NetFlix, Inc	442,315	0.4
		Other	3,006,323	2.4
			6,375,367	5.2

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

				Value	% of net
Shares		Company		(000)	assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,767,336	n	Broadcom, Inc		$428,827	0.4%
12,396,903		Intel Corp		616,250	0.5
1,801,752		NVIDIA Corp		426,835	0.3
		Other		2,936,117	2.4
				4,408,029	3.6
SOFTWARE & SERVICES
2,216,856	*	Alibaba Group Holding Ltd (ADR)		411,293	0.3
768,105	*	Alphabet, Inc (Class A)		867,336	0.7
1,051,531	*	Alphabet, Inc (Class C)		1,173,141	1.0
6,903,240	*	Facebook, Inc		1,341,438	1.1
2,811,973		MasterCard, Inc (Class A)		552,609	0.5
20,292,383	n	Microsoft Corp		2,001,032	1.6
7,976,973		Oracle Corp		351,465	0.3
5,718,068	*	PayPal Holdings, Inc		476,143	0.4
5,791,265	*	salesforce.com, Inc		789,929	0.6
10,080,976		Tencent Holdings Ltd		506,220	0.4
6,416,594		Visa, Inc (Class A)		849,878	0.7
		Other		6,697,123	5.5
				16,017,607	13.1
TECHNOLOGY HARDWARE & EQUIPMENT
13,347,611	d,n	Apple, Inc		2,470,776	2.0
20,006,855		Cisco Systems, Inc		860,895	0.7
		Other		2,596,446	2.1
				5,928,117	4.8
TELECOMMUNICATION SERVICES
16,774,882		AT&T, Inc		538,641	0.4
9,521,000		Verizon Communications, Inc		479,002	0.4
		Other		1,296,022	1.1
				2,313,665	1.9
TRANSPORTATION
3,206,301		Union Pacific Corp		454,269	0.4
		Other		2,119,378	1.7
				2,573,647	2.1
UTILITIES				3,173,405	2.6
		TOTAL COMMON STOCKS	(Cost $107,128,473)	121,574,064	99.3

PURCHASED OPTIONS
AUTOMOBILES & COMPONENTS				76	0.0
BANKS				2	0.0
CONSUMER SERVICES				7	0.0
DIVERSIFIED FINANCIALS				16	0.0

36	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

				Value	% of net
Shares		Company		(000)	assets
FOOD, BEVERAGE & TOBACCO				$16	0.0%
MATERIALS				3	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				452	0.0
SOFTWARE & SERVICES				66	0.0
TECHNOLOGY HARDWARE & EQUIPMENT				27	0.0
		TOTAL PURCHASED OPTIONS	(Cost $1,510)	665	0.0
PREFERRED STOCKS
CAPITAL GOODS				489	0.0
DIVERSIFIED FINANCIALS				2,191	0.0
REAL ESTATE				16	0.0
		TOTAL PREFERRED STOCKS	(Cost $4,209)	2,696	0.0
RIGHTS / WARRANTS
CAPITAL GOODS				6	0.0
CONSUMER DURABLES & APPAREL				174	0.0
ENERGY				1,035	0.0
HEALTH CARE EQUIPMENT & SERVICES				2	0.0
MATERIALS				4	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				65	0.0
REAL ESTATE				50	0.0
SOFTWARE & SERVICES				1	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1,219)	1,337	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$398,160,000		United States Treasury Bill	1.789%, 08/16/18	397,253	0.3
		Other		423,274	0.4
				820,527	0.7
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT				109,995	0.1
REPURCHASE AGREEMENT
595,000,000	r	NatWest Markets	1.930%, 07/05/18	595,000	0.5
	s	Other Repurchase Agreements	1.950%–2.120%, 07/02/18–07/06/18	1,285,828	1.0
				1,880,828	1.5

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

			Value	% of net
Principal	Issuer		(000)	assets
VARIABLE RATE SECURITIES			$29,144	0.0%
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,019,967	1.6
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,840,450)	2,840,494	2.3

	TOTAL PORTFOLIO	(Cost $109,987,506)	124,430,305	101.6
	OTHER ASSETS & LIABILITIES, NET		(2,015,225)	(1.6)
	NET ASSETS		$122,415,080	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with NatWest Markets, 1.93% dated 6/28/18 to be repurchased at $595,000,000 on 7/05/18, collateralized by U.S. Government Agency Securities valued at $606,902,000.
s	Agreements 1.95%–2.12% dated 6/29/18 to be repurchased at $1,285,828,000 on 7/02/18–7/06/18, collateralized by U.S. Government Agency Securities valued at $1,311,556,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities on loan is $2,288,975,000.

At 6/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $695,132,000 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

38	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
Russell 2000 E Mini Index	160	9/21/18	$13,545	$13,180	$(365)
S&P 500 E Mini Index	1,023	9/21/18	141,338	139,210	(2,128)
S&P Mid-Cap 400 E Mini Index	88	9/21/18	17,594	17,214	(380)
Total	1,271		$172,477	$169,604	$(2,873)

Purchased options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Apple, Inc, Call	25	$28	$190.00	1/18/19	$27
Broadcom Ltd, Call	20	43	280.00	1/18/19	16
Chicago Board Options Exchange SPX Volatility Index, Call	12	3	18.00	9/19/18	3
Chicago Board Options Exchange SPX Volatility Index, Call	10	1	21.00	9/19/18	2
Citigroup, Inc, Call	20	12	80.00	1/18/19	2
Coca-Cola Co, Call	30	3	44.00	1/18/19	6
Goldman Sachs Group, Inc, Put	25	10	210.00	9/21/18	11
Kraft Heinz Co, Call	24	6	62.50	1/18/19	10
McDonald’s Corp, Put	30	8	152.50	8/3/18	8
Microsoft Corp, Call	30	9	105.00	10/19/18	7
Microsoft Corp, Call	20	12	100.00	1/18/19	12
QUALCOMM, Inc, Call	9,440	1,289	60.00	7/20/18	425
QUALCOMM, Inc, Call	20	6	60.00	9/21/18	4
QUALCOMM, Inc, Put	30	13	50.00	1/18/19	7
salesforce.com, Inc, Call	20	26	120.00	1/18/19	46
Tesla, Inc, Call	10	32	300.00	1/18/19	77
Tronox Ltd, Call	30	9	23.00	8/17/18	2
Total	9,796	$1,510			$665

Written options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
American Express Co, Call	30	$(1)	$105.00	6/29/18	$(0)^
Apple, Inc, Call	50	(28)	210.00	1/18/19	(21)
Bristol-Myers Squibb Co, Put	40	(12)	55.00	9/21/18	(9)
Broadcom Ltd, Call	20	(19)	320.00	1/18/19	(4)
Broadcom Ltd, Put	20	(23)	220.00	1/18/19	(22)
Chicago Board Options Exchange SPX Volatility Index, Call	5	(1)	16.00	9/19/18	(1)
Chicago Board Options Exchange SPX Volatility Index, Call	22	(1)	30.00	9/19/18	(2)
Chicago Board Options Exchange SPX Volatility Index, Put	15	(1)	13.00	9/19/18	(1)
Chipotle Mexican Grill, Inc, Call	5	(1)	530.00	7/6/18	(0)^
Citigroup, Inc, Call	60	(11)	95.00	1/18/19	(1)
Citigroup, Inc, Put	30	(6)	55.00	1/18/19	(3)
Coca-Cola Co, Call	30	(1)	49.00	1/18/19	(1)
Coca-Cola Co, Put	30	(3)	38.00	1/18/19	(1)
ConAgra Brands, Inc, Put	50	(1)	33.00	8/17/18	(1)

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	39

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2018

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Foot Locker, Inc, Call	30	$(1)	$65.00	7/20/18	$(0)^
Foot Locker, Inc, Put	30	(1)	50.00	7/20/18	(3)
General Electric Co, Put	50	(4)	13.00	12/21/18	(4)
Goldman Sachs Group, Inc, Call	25	(2)	275.00	9/21/18	(1)
Goldman Sachs Group, Inc, Put	50	(9)	195.00	9/21/18	(10)
Kraft Heinz Co, Call	24	(2)	70.00	1/18/19	(3)
Kraft Heinz Co, Put	30	(4)	50.00	1/18/19	(2)
McDonald’s Corp, Call	30	(2)	170.00	8/3/18	(3)
McDonald’s Corp, Put	30	(6)	150.00	8/3/18	(6)
Micron Technology, Inc, Put	40	(1)	49.50	7/6/18	(1)
Microsoft Corp, Call	30	(4)	110.00	10/19/18	(4)
Microsoft Corp, Call	30	(2)	115.00	10/19/18	(2)
Microsoft Corp, Call	40	(8)	115.00	1/18/19	(6)
Microsoft Corp, Put	4,000	(115)	90.00	6/29/18	(16)
Microsoft Corp, Put	4,500	(164)	91.00	6/29/18	(9)
Microsoft Corp, Put	4,000	(175)	92.00	6/29/18	(8)
Microsoft Corp, Put	500	(27)	93.00	6/29/18	(2)
Microsoft Corp, Put	30	(1)	87.50	7/20/18	(1)
Microsoft Corp, Put	30	(3)	85.00	10/19/18	(3)
Microsoft Corp, Put	20	(3)	70.00	1/18/19	(1)
NetFlix, Inc, Call	10	(1)	450.00	7/6/18	(0)^
NetFlix, Inc, Put	5	(0)^	330.00	7/6/18	(0)^
Penn National Gaming, Inc, Put	500	(31)	30.00	8/17/18	(32)
Philip Morris International, Inc, Put	20	(9)	85.00	9/21/18	(12)
Pinnacle Foods, Inc, Call	20	(1)	80.00	9/21/18	(0)^
Procter & Gamble Co, Put	30	(1)	67.50	7/20/18	(0)^
QUALCOMM, Inc, Call	9,440	(334)	65.00	7/20/18	(94)
QUALCOMM, Inc, Call	20	(2)	65.00	9/21/18	(2)
QUALCOMM, Inc, Put	9,470	(572)	50.00	7/20/18	(256)
QUALCOMM, Inc, Put	30	(2)	50.00	9/21/18	(4)
QUALCOMM, Inc, Put	30	(4)	40.00	1/18/19	(2)
QUALCOMM, Inc, Put	30	(8)	45.00	1/18/19	(4)
Red Hat, Inc, Call	20	(1)	200.00	7/20/18	(0)^
Red Hat, Inc, Put	150	(92)	140.00	9/21/18	(154)
S&P 500 Index, Put	50	(334)	2,350.00	9/21/18	(50)
salesforce.com, Inc, Call	20	(13)	135.00	1/18/19	(26)
salesforce.com, Inc, Call	20	(8)	145.00	1/18/19	(17)
salesforce.com, Inc, Put	20	(7)	95.00	1/18/19	(2)
Tesla, Inc, Call	20	(34)	360.00	1/18/19	(94)
Tronox Ltd, Call	30	(4)	33.00	8/17/18	(0)^
Tronox Ltd, Put	30	(5)	15.00	8/17/18	(1)
Walmart, Inc, Put	40	(2)	70.00	7/20/18	(0)^
Wynn Resorts Ltd, Put	20	(3)	160.00	7/20/18	(4)
Wynn Resorts Ltd, Put	200	(92)	155.00	8/17/18	(83)
Total	34,151	$(2,203)			$(989)

^	Amount represents less than $1,000.

40	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ■  June 30, 2018

Forward foreign currency contracts outstanding as of June 30, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation)
	$8,996	CAD	11,600	Bank of America	7/3/2018	$172
	$13,103	GBP	9,300	Bank of America	7/3/2018	828
	$3,962	GBP	3,000	Bank of America	10/2/2018	(14)
AUD	3,250		$2,488	Bank of America	7/3/2018	(82)
CHF	3,100		$3,271	Bank of America	7/3/2018	(140)
Total						$764
	$3,036	CAD	4,000	Morgan Stanley	10/2/2018	$(11)
HKD	31,000		$3,961	Morgan Stanley	7/3/2018	(10)
EUR	4,900		$6,070	Morgan Stanley	7/3/2018	(347)
EUR	6,000		$7,032	Morgan Stanley	10/2/2018	24
Total						$(344)
Total						$420

Abbreviation(s):

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP Pound Sterling

HKD Hong Kong Dollar

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	41

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2018

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$87,182,820	70.1%
TOTAL DOMESTIC	87,182,820	70.1

FOREIGN
ARGENTINA	16,936	0.0
AUSTRALIA	1,614,128	1.3
AUSTRIA	221,009	0.2
BELGIUM	143,885	0.1
BERMUDA	88,166	0.1
BRAZIL	570,826	0.5
CANADA	2,444,337	2.0
CAYMAN ISLANDS	740	0.0
CHILE	109,126	0.1
CHINA	2,929,735	2.4
COLOMBIA	42,595	0.0
COTE D’IVOIRE	791	0.0
CYPRUS	2,506	0.0
CZECH REPUBLIC	22,003	0.0
DENMARK	442,967	0.4
EGYPT	16,586	0.0
FAROE ISLANDS	6,618	0.0
FINLAND	358,163	0.3
FRANCE	2,558,253	2.1
GEORGIA	3,282	0.0
GERMANY	2,491,938	2.0
GHANA	7,637	0.0
GREECE	29,324	0.0
GUERNSEY, C.I.	664	0.0
HONG KONG	892,345	0.7
HUNGARY	29,782	0.0
INDIA	912,855	0.7
INDONESIA	165,577	0.1
IRELAND	359,194	0.3
ISRAEL	258,521	0.2
ITALY	735,204	0.6
JAPAN	6,192,063	5.0
JERSEY, C.I.	8,009	0.0
JORDAN	1,669	0.0
KAZAKHSTAN	9,106	0.0
Country	Value (000)	% of total portfolio
KOREA, REPUBLIC OF	$1,359,907	1.1%
LUXEMBOURG	67,035	0.0
MACAU	27,080	0.0
MALAYSIA	216,782	0.2
MALTA	9,224	0.0
MEXICO	238,955	0.2
MONACO	2,413	0.0
MONGOLIA	1,752	0.0
MYANMAR	223	0.0
NETHERLANDS	1,542,360	1.2
NEW ZEALAND	72,004	0.1
NORWAY	242,721	0.2
PAKISTAN	7,474	0.0
PANAMA	16,471	0.0
PERU	37,384	0.0
PHILIPPINES	88,924	0.1
POLAND	82,271	0.1
PORTUGAL	53,364	0.0
PUERTO RICO	46,185	0.0
QATAR	49,884	0.0
ROMANIA	4,107	0.0
RUSSIA	260,696	0.2
SINGAPORE	258,372	0.2
SOUTH AFRICA	581,242	0.5
SPAIN	623,162	0.5
SRI LANKA	4,601	0.0
SWEDEN	446,493	0.4
SWITZERLAND	1,723,656	1.4
TAIWAN	1,130,262	0.9
TANZANIA, UNITED REPUBLIC OF	136	0.0
THAILAND	187,392	0.1
TURKEY	96,626	0.1
UNITED ARAB EMIRATES	74,641	0.1
UNITED KINGDOM	3,941,536	3.2
URUGUAY	40,217	0.0
ZAMBIA	25,393	0.0
TOTAL FOREIGN	37,247,485	29.9

TOTAL PORTFOLIO	$124,430,305	100.0%

42	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
ARGENTINA			$17,085	0.1%
AUSTRALIA			295,412	1.4
AUSTRIA			24,706	0.1
BELGIUM			11,271	0.1
BERMUDA			2,327	0.0
BRAZIL			210,041	1.0
CANADA			528,591	2.6
CHILE			11,887	0.1
CHINA
751,546	*	Alibaba Group Holding Ltd (ADR)	139,434	0.7
3,490,500	e	Tencent Holdings Ltd	175,277	0.8
		Other	496,955	2.4
			811,666	3.9
COLOMBIA			4,178	0.0
CZECH REPUBLIC			6,042	0.0
DENMARK			187,051	0.9
EGYPT			1,122	0.0
FINLAND			102,302	0.5
FRANCE			656,160	3.2
GERMANY
500,274		Linde AG. (Tender)	118,854	0.6
		Other	364,775	1.7
			483,629	2.3
GREECE			2,365	0.0
HONG KONG			161,158	0.8
HUNGARY			12,657	0.1
INDIA			231,415	1.1
INDONESIA			17,484	0.1
IRELAND			109,672	0.5
ISRAEL			17,581	0.1
ITALY			136,445	0.7
JAPAN
2,928,604		Sony Corp	149,987	0.7
1,931,953		Toyota Motor Corp	124,937	0.6
		Other	1,191,958	5.8
			1,466,882	7.1

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2018

Shares	Company	Value (000)	% of net assets
JERSEY, C.I.	$906	0.0%
KOREA, REPUBLIC OF	215,665	1.0
LUXEMBOURG	26,642	0.1
MACAU	12,136	0.1
MALAYSIA	20,342	0.1
MEXICO	28,120	0.1
MONGOLIA	119	0.0
NETHERLANDS
7,523,555	ING Groep NV	107,997	0.5
3,115,357	Royal Dutch Shell plc (A Shares)	107,819	0.5
Other	228,372	1.1
444,188	2.1
NEW ZEALAND	14,799	0.1
NORWAY	128,205	0.6
PAKISTAN	582	0.0
PERU	3,629	0.0
PHILIPPINES	16,238	0.1
POLAND	9,588	0.0
PORTUGAL	12,361	0.1
QATAR	6,051	0.0
ROMANIA	558	0.0
RUSSIA	45,001	0.2
SINGAPORE	30,432	0.1
SOUTH AFRICA	80,660	0.4
SPAIN	126,710	0.6
SWEDEN	95,123	0.5
SWITZERLAND
471,276	Lonza Group AG.	124,533	0.6
1,431,453	Novartis AG.	108,434	0.5
Other	265,418	1.3
498,385	2.4
TAIWAN	210,425	1.0
THAILAND	33,428	0.2
TURKEY	15,486	0.1
UNITED ARAB EMIRATES	20,317	0.1

44	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2018

Shares		Company		Value (000)	% of net assets
UNITED KINGDOM
1,699,959		British American Tobacco plc		$85,633	0.4%
		Other		1,078,519	5.2
				1,164,152	5.6
UNITED STATES
1,866,169		Abbott Laboratories		113,818	0.6
654,599		Allergan plc		109,135	0.5
183,939	*	Alphabet, Inc (Class A)		207,702	1.0
183,467	*	Alphabet, Inc (Class C)		204,685	1.0
244,865	*	Amazon.com, Inc		416,221	2.0
1,687,998		American International Group, Inc		89,498	0.4
2,264,885		Apple, Inc		419,253	2.0
5,643,653		Bank of America Corp		159,095	0.8
383,543		Boeing Co		128,682	0.6
418,144		Broadcom, Inc		101,458	0.5
754,736		Caterpillar, Inc		102,395	0.5
1,189,444		Chevron Corp		150,381	0.7
4,762,591		Cisco Systems, Inc		204,934	1.0
3,605,610	n	Coca-Cola Co		158,142	0.8
778,368	*	Concho Resources, Inc		107,687	0.5
541,536		Costco Wholesale Corp		113,170	0.5
1,875,741		DowDuPont, Inc		123,649	0.6
1,196,834		DXC Technology Co		96,477	0.5
1,218,738		EOG Resources, Inc		151,647	0.7
1,765,097	d	Exxon Mobil Corp		146,026	0.7
1,181,150	*	Facebook, Inc		229,521	1.1
380,757		FedEx Corp		86,455	0.4
673,615		Goldman Sachs Group, Inc		148,579	0.7
715,699		Home Depot, Inc		139,633	0.7
761,595		Honeywell International, Inc		109,708	0.5
3,262,787		Intel Corp		162,193	0.8
1,074,014		Johnson & Johnson		130,321	0.6
2,513,521		JPMorgan Chase & Co		261,909	1.3
3,912,531		Microsoft Corp		385,815	1.9
1,420,357		Nike, Inc (Class B)		113,174	0.5
1,902,000	*	PayPal Holdings, Inc		158,379	0.8
912,736	*	salesforce.com, Inc		124,497	0.6
1,338,497		SunTrust Banks, Inc		88,368	0.4
1,302,081		Textron, Inc		85,820	0.4
1,042,346		Union Pacific Corp		147,680	0.7
767,986		UnitedHealth Group, Inc		188,418	0.9
925,433		Visa, Inc (Class A)		122,574	0.6
561,915	n	Wynn Resorts Ltd		94,031	0.5
		Other		5,506,493	26.6
				11,587,623	55.9
URUGUAY				29,628	0.1
ZAMBIA				2,817	0.0
		TOTAL COMMON STOCKS	(Cost $18,385,570)	20,389,445	98.3

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2018

Shares		Company		Value (000)	% of net assets
RIGHTS / WARRANTS
SPAIN				$25	0.0%
		TOTAL RIGHTS / WARRANTS	(Cost $25)	25	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$183,760,000		United States Treasury Bill	1.789%, 08/16/18	183,342	0.9
		Other		97,940	0.5
				281,282	1.4
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT				14,999	0.1
REPURCHASE AGREEMENTS
85,000,000	r	NatWest Markets	1.930%, 07/05/18	85,000	0.4
	s	Other Repurchase Agreements	2.100%–2.120%, 07/02/18	124,000	0.6
				209,000	1.0
VARIABLE RATE SECURITIES				5,143	0.0
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			229,142	1.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $510,411)	510,424	2.5

		TOTAL PORTFOLIO	(Cost $18,896,006)	20,899,894	100.8
		OTHER ASSETS & LIABILITIES, NET		(163,353)	(0.8)
		NET ASSETS		$20,736,541	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $247,868,000.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with NatWest Markets, 1.93% dated 6/28/18 to be repurchased at $85,000,000 on 7/05/18, collateralized by U.S. Government Agency Securities valued at $86,702,000.
s	Agreements, 2.10%–2.12% dated 6/29/18 to be repurchased at $124,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $126,481,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $177,007,000 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

46	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ■  June 30, 2018

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Mini MSCI EAFE Index	867	9/21/18	$85,954	$84,766	$(1,188)
S&P 500 E Mini Index	1,058	9/21/18	145,440	143,973	(1,467)
Total	1,925		$231,394	$228,739	$(2,655)

Written options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Penn National Gaming, Inc, Put	500	$(31)	$30.00	8/17/18	$ (32)
Wynn Resorts Ltd, Put	200	(93)	155.00	8/17/18	(83)
Total	700	$(124)			$(115)

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	47

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2018

Sector	Value (000)	% of net assets
INFORMATION TECHNOLOGY	$4,648,017	22.3%
FINANCIALS	3,227,520	15.6
CONSUMER DISCRETIONARY	3,051,834	14.7
HEALTH CARE	2,303,001	11.1
INDUSTRIALS	2,175,346	10.5
ENERGY	1,474,753	7.1
CONSUMER STAPLES	1,352,808	6.5
MATERIALS	1,298,873	6.3
REAL ESTATE	314,338	1.5
TELECOMMUNICATION SERVICES	283,052	1.4
UTILITIES	259,928	1.3
SHORT-TERM INVESTMENTS	510,424	2.5
OTHER ASSETS & LIABILITIES, NET	(163,353)	(0.8)
NET ASSETS	$20,736,541	100.0%

48	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$185,877	0.7%
BANKS			149,761	0.5
CAPITAL GOODS
1,295,881		Boeing Co	434,781	1.6
1,317,855		Honeywell International, Inc	189,837	0.7
498,156		Northrop Grumman Corp	153,283	0.6
500,840		Roper Industries, Inc	138,187	0.5
		Other	1,082,211	4.0
			1,998,299	7.4
COMMERCIAL & PROFESSIONAL SERVICES			330,258	1.2
CONSUMER DURABLES & APPAREL
1,826,168		Nike, Inc (Class B)	145,509	0.5
		Other	396,313	1.5
			541,822	2.0
CONSUMER SERVICES
1,320,312		Marriott International, Inc (Class A)	167,152	0.6
		Other	443,160	1.7
			610,312	2.3
DIVERSIFIED FINANCIALS
949,500	e	iShares Russell 1000 Growth Index Fund	136,538	0.5
		Other	531,755	2.0
			668,293	2.5
ENERGY
1,453,569		EOG Resources, Inc	180,868	0.7
		Other	89,657	0.3
			270,525	1.0
FOOD & STAPLES RETAILING
1,674,338		Walmart, Inc	143,407	0.5
		Other	48,372	0.2
			191,779	0.7
FOOD, BEVERAGE & TOBACCO
807,809		Costco Wholesale Corp	168,816	0.6
3,278,727	*	Monster Beverage Corp	187,871	0.7
		Other	289,112	1.1
			645,799	2.4
HEALTH CARE EQUIPMENT & SERVICES
1,171,996	*	Edwards Lifesciences Corp	170,607	0.7
679,741	*	Intuitive Surgical, Inc	325,242	1.2
961,824		Stryker Corp	162,414	0.6
861,595		UnitedHealth Group, Inc	211,384	0.8
		Other	919,567	3.4
			1,789,214	6.7

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2018

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,044,112		Estee Lauder Cos (Class A)	$148,984	0.6%
		Other	68,419	0.2
			217,403	0.8
INSURANCE			125,755	0.5
MATERIALS			455,860	1.7
MEDIA
1,285,023		Walt Disney Co	134,683	0.5
		Other	126,265	0.5
			260,948	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,858,928		AbbVie, Inc	172,230	0.7
2,013,145		Gilead Sciences, Inc	142,611	0.5
763,784	*	Illumina, Inc	213,317	0.8
3,234,270		Zoetis, Inc	275,527	1.0
		Other	810,724	3.0
			1,614,409	6.0
REAL ESTATE			175,729	0.7
RETAILING
889,460	*	Amazon.com, Inc	1,511,904	5.6
1,839,947		Expedia, Inc	221,143	0.8
1,920,715		Home Depot, Inc	374,732	1.4
643,365	*	NetFlix, Inc	251,832	0.9
		Other	870,207	3.3
			3,229,818	12.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,785,044		Applied Materials, Inc	221,021	0.8
1,535,093		Broadcom, Inc	372,475	1.4
1,044,197		NVIDIA Corp	247,370	0.9
		Other	382,355	1.4
			1,223,221	4.5
SOFTWARE & SERVICES
2,160,904		Activision Blizzard, Inc	164,920	0.6
1,666,544	*	Adobe Systems, Inc	406,320	1.5
753,503	*	Alibaba Group Holding Ltd (ADR)	139,797	0.5
419,563	*	Alphabet, Inc (Class A)	473,766	1.8
934,702	*	Alphabet, Inc (Class C)	1,042,800	3.9
1,128,336		Automatic Data Processing, Inc	151,355	0.6
605,529	*	Baidu, Inc (ADR)	147,144	0.6
3,877,947	*	eBay, Inc	140,614	0.5
4,330,231	*	Facebook, Inc	841,450	3.1
1,343,779	*	IAC/InterActiveCorp	204,913	0.8
2,673,643		Intuit, Inc	546,239	2.0
2,660,643		MasterCard, Inc (Class A)	522,870	2.0
16,113,540		Microsoft Corp	1,588,956	5.9

50	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2018

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
4,966,671	*	PayPal Holdings, Inc		$413,575	1.5%
4,185,004	*	salesforce.com, Inc		570,834	2.1
4,570,507		Tencent Holdings Ltd		229,510	0.9
4,950,712	*	Twitter, Inc		216,198	0.8
5,360,934		Visa, Inc (Class A)		710,056	2.6
		Other		1,509,034	5.6
				10,020,351	37.3
TECHNOLOGY HARDWARE & EQUIPMENT
5,548,459		Apple, Inc		1,027,075	3.8
		Other		502,089	1.9
				1,529,164	5.7
TELECOMMUNICATION SERVICES				40,932	0.2
TRANSPORTATION
652,085		FedEx Corp		148,063	0.6
1,176,506		Union Pacific Corp		166,687	0.6
		Other		133,909	0.5
				448,659	1.7
		TOTAL COMMON STOCKS	(Cost $19,730,359)	26,724,188	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT				65,002	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
210,412,764	c	State Street Navigator Securities Lending Government Money Market Portfolio		210,413	0.8
				210,413	0.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $275,414)	275,415	1.0

		TOTAL PORTFOLIO	(Cost $20,005,773)	26,999,603	100.5
		OTHER ASSETS & LIABILITIES, NET		(156,720)	(0.5)
		NET ASSETS		$26,842,883	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2018

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $204,741,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $26,393,000 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$166,588	0.9%
BANKS
6,456,294		Bank of America Corp	182,003	0.9
1,742,564		Citigroup, Inc	116,612	0.6
2,314,565		JPMorgan Chase & Co	241,178	1.3
3,000,439		Wells Fargo & Co	166,344	0.9
		Other	540,226	2.8
			1,246,363	6.5
CAPITAL GOODS
394,025		3M Co	77,513	0.4
375,250		Boeing Co	125,900	0.7
5,888,439		General Electric Co	80,142	0.4
509,131		Honeywell International, Inc	73,340	0.4
		Other	1,025,114	5.3
			1,382,009	7.2
COMMERCIAL & PROFESSIONAL SERVICES			192,861	1.0
CONSUMER DURABLES & APPAREL			276,731	1.4
CONSUMER SERVICES
536,924		McDonald’s Corp	84,131	0.4
		Other	340,654	1.8
			424,785	2.2
DIVERSIFIED FINANCIALS			733,968	3.8
ENERGY
1,301,029		Chevron Corp	164,489	0.9
2,894,193	d	Exxon Mobil Corp	239,437	1.2
		Other	744,671	3.9
			1,148,597	6.0
FOOD & STAPLES RETAILING
974,611		Walmart, Inc	83,475	0.4
		Other	93,054	0.5
			176,529	0.9
FOOD, BEVERAGE & TOBACCO
1,293,376		Altria Group, Inc	73,451	0.4
2,613,553		Coca-Cola Co	114,631	0.6
967,754		PepsiCo, Inc	105,359	0.6
1,061,141		Philip Morris International, Inc	85,677	0.4
		Other	370,605	1.9
			749,723	3.9
HEALTH CARE EQUIPMENT & SERVICES
924,317		Medtronic plc	79,131	0.4
652,978		UnitedHealth Group, Inc	160,202	0.8
		Other	930,133	4.9
			1,169,466	6.1

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2018

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,719,779		Procter & Gamble Co	$134,246	0.7%
		Other	130,360	0.7
			264,606	1.4
INSURANCE
1,323,386	*	Berkshire Hathaway, Inc (Class B)	247,010	1.3
		Other	495,772	2.6
			742,782	3.9
MATERIALS
1,586,053		DowDuPont, Inc	104,553	0.6
		Other	483,486	2.5
			588,039	3.1
MEDIA
3,120,983		Comcast Corp (Class A)	102,399	0.5
1,018,460		Walt Disney Co	106,745	0.6
		Other	221,594	1.1
			430,738	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,084,793		AbbVie, Inc	100,506	0.5
452,181		Amgen, Inc	83,468	0.4
1,834,087		Johnson & Johnson	222,548	1.2
3,963,542		Pfizer, Inc	143,797	0.8
1,839,464		Schering-Plough Corp	111,656	0.6
		Other	789,219	4.1
			1,451,194	7.6
REAL ESTATE			741,148	3.9
RETAILING
277,725	*	Amazon.com, Inc	472,077	2.4
787,365		Home Depot, Inc	153,615	0.8
284,600	*	NetFlix, Inc	111,401	0.6
		Other	476,578	2.5
			1,213,671	6.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,186,981		Intel Corp	158,425	0.8
397,542		NVIDIA Corp	94,178	0.5
669,152		Texas Instruments, Inc	73,774	0.4
		Other	425,842	2.2
			752,219	3.9
SOFTWARE & SERVICES
439,208		Accenture plc	71,850	0.4
335,803	*	Adobe Systems, Inc	81,872	0.4
204,298	*	Alphabet, Inc (Class A)	230,691	1.2
208,007	*	Alphabet, Inc (Class C)	232,063	1.2
1,623,985	*	Facebook, Inc	315,573	1.6
627,572		International Business Machines Corp	87,672	0.5

54	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2018

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
627,627		MasterCard, Inc (Class A)		$123,341	0.6%
5,177,639		Microsoft Corp		510,567	2.7
1,962,691		Oracle Corp		86,476	0.5
1,221,373		Visa, Inc (Class A)		161,771	0.8
		Other		1,007,552	5.2
				2,909,428	15.1
TECHNOLOGY HARDWARE & EQUIPMENT
3,360,510		Apple, Inc		622,064	3.3
3,294,433		Cisco Systems, Inc		141,760	0.7
		Other		306,850	1.6
				1,070,674	5.6
TELECOMMUNICATION SERVICES
4,965,701		AT&T, Inc		159,448	0.8
2,830,928		Verizon Communications, Inc		142,424	0.8
		Other		44,362	0.2
				346,234	1.8
TRANSPORTATION
526,366		Union Pacific Corp		74,576	0.4
		Other		315,566	1.6
				390,142	2.0
UTILITIES				557,727	2.9
		TOTAL COMMON STOCKS	(Cost $8,647,318)	19,126,222	99.6

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				13	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $0)	13	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT				67,885	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
281,402,954	c	State Street Navigator Securities Lending Government Money Market Portfolio		281,403	1.5
				281,403	1.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $349,287)	349,288	1.8

		TOTAL PORTFOLIO	(Cost $8,996,605)	19,475,523	101.4
		OTHER ASSETS & LIABILITIES, NET		(269,235)	(1.4)
		NET ASSETS		$19,206,288	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account ■ June 30, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities on loan is $272,346,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

	Number of long (short	)	Expiration	Notional		Unrealized appreciation
Description	contracts		date	amount	Value	(depreciation )
Russell 2000 E Mini Index	70		9/21/18	$5,893	$5,766	$(127)
S&P 500 E Mini Index	351		9/21/18	48,659	47,764	(895)
S&P Mid-Cap 400 E Mini Index	9		9/21/18	1,799	1,761	(38)
Total	430			$56,351	$55,291	$(1,060)

56	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2018

			Value	% of net
Principal	Issuer		(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$490	0.0%
CONSUMER DURABLES & APPAREL			894	0.0
CONSUMER SERVICES			979	0.0
DIVERSIFIED FINANCIALS			170	0.0
ENERGY			1,900	0.0
FOOD & STAPLES RETAILING			910	0.0
FOOD, BEVERAGE & TOBACCO			983	0.0
HEALTH CARE EQUIPMENT & SERVICES			2,855	0.1
MATERIALS			3,380	0.1
MEDIA			2,720	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			124	0.0
RETAILING			659	0.0
SOFTWARE & SERVICES			1,454	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			871	0.0
TRANSPORTATION			1,271	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $19,796)	19,660	0.2

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			56,154	0.4
BANKS
$50,075,000	Citigroup, Inc	3.200%, 10/21/26	46,593	0.3
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,369	0.3
	Other		730,951	5.5
			816,913	6.1
CAPITAL GOODS			78,738	0.6
COMMERCIAL & PROFESSIONAL SERVICES			50,812	0.4
CONSUMER DURABLES & APPAREL			8,355	0.1
CONSUMER SERVICES			143,827	1.1
DIVERSIFIED FINANCIALS
45,550,000	Wells Fargo & Co	2.625%, 07/22/22	43,877	0.3
	Other		378,023	2.9
			421,900	3.2
ENERGY			453,544	3.4
FOOD & STAPLES RETAILING			80,844	0.6
FOOD, BEVERAGE & TOBACCO			137,046	1.0
HEALTH CARE EQUIPMENT & SERVICES			106,838	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2018

				Value	% of net
Principal		Issuer		(000)	assets
INSURANCE				$167,280	1.2%
MATERIALS				138,828	1.0
MEDIA				166,566	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				167,283	1.3
REAL ESTATE				165,317	1.2
RETAILING				77,915	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				37,534	0.3
SOFTWARE & SERVICES				108,628	0.8
TECHNOLOGY HARDWARE & EQUIPMENT				122,526	0.9
TELECOMMUNICATION SERVICES				177,551	1.3
TRANSPORTATION				87,920	0.7
UTILITIES
$43,402,539		CES MU2 LLC	1.994%, 05/13/27	41,335	0.3
		Other		398,485	3.0
				439,820	3.3
		TOTAL CORPORATE BONDS	(Cost $4,329,070)	4,212,139	31.5

GOVERNMENT BONDS
AGENCY SECURITIES				234,700	1.8
FOREIGN GOVERNMENT BONDS				720,815	5.4
MORTGAGE BACKED
64,968,657		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	64,973	0.5
39,530,510		FGLMC	4.000%, 12/01/45	40,630	0.3
97,710,992	h	FGLMC	3.500%, 08/01/46	97,830	0.7
48,466,477		FGLMC	3.000%, 01/01/47	46,919	0.3
97,419,968		FGLMC	3.000%, 02/01/47	94,348	0.7
41,752,149		FGLMC	4.000%, 03/01/48	42,833	0.3
41,403,517		Federal National Mortgage Association (FNMA)	3.000%, 02/25/45	41,020	0.3
73,741,649		FNMA	3.000%, 12/25/45	72,190	0.5
41,487,511		FNMA	4.000%, 01/01/46	42,585	0.3
48,118,907		FNMA	3.500%, 12/01/46	48,022	0.4
135,514,430	h	FNMA	3.500%, 01/01/47	135,221	1.0
140,819,353		FNMA	3.000%, 02/25/48	137,711	1.0
68,425,011		FNMA	4.500%, 03/01/48	72,068	0.5
229,923,904	h	FNMA	4.000%, 04/01/48	234,709	1.8
102,660,000	h	FNMA	4.500%, 07/01/48	107,032	0.8
491,301,389		FNMA	3.000%–9.000%, 03/01/23–08/25/48	504,318	3.8
44,960,782		Government National Mortgage Association (GNMA)	3.000%, 12/20/47	44,002	0.3
104,689,743		GNMA	3.500%, 12/20/47	105,153	0.8
89,680,257		GNMA	3.000%, 01/20/48	87,768	0.7
89,989,615		GNMA	3.500%, 01/20/48	90,388	0.7
		Other		235,148	1.8
				2,344,868	17.5

58	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2018

				Value	% of net
Principal		Issuer		(000)	assets

MUNICIPAL BONDS				$482,237	3.6%
U.S. TREASURY SECURITIES
$65,602,000		United States Treasury Bond	4.500%, 02/15/36	80,157	0.6
38,000,000		United States Treasury Bond	3.500%, 02/15/39	41,344	0.3
56,375,000		United States Treasury Bond	3.625%, 08/15/43	62,755	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	79,999	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	93,364	0.7
89,160,000		United States Treasury Bond	2.750%, 11/15/47	84,984	0.6
65,970,000		United States Treasury Bond	3.000%, 02/15/48	66,125	0.5
43,000,000		United States Treasury Bond	3.125%, 05/15/48	44,154	0.3
71,675,000		United States Treasury Note	0.750%, 10/31/18	71,381	0.5
43,115,000		United States Treasury Note	1.250%, 05/31/19	42,696	0.3
50,000,000		United States Treasury Note	1.250%, 06/30/19	49,451	0.4
68,575,000		United States Treasury Note	1.375%, 07/31/19	67,841	0.5
48,700,000		United States Treasury Note	1.250%, 08/31/19	48,046	0.4
56,165,000		United States Treasury Note	2.000%, 01/31/20	55,742	0.4
54,320,000		United States Treasury Note	2.375%, 04/30/20	54,176	0.4
80,420,000		United States Treasury Note	2.500%, 05/31/20	80,379	0.6
51,565,000		United States Treasury Note	2.125%, 08/31/20	51,094	0.4
40,110,000		United States Treasury Note	1.375%, 09/15/20	39,093	0.3
63,695,000		United States Treasury Note	2.625%, 05/15/21	63,692	0.5
99,705,000		United States Treasury Note	2.625%, 06/15/21	99,709	0.8
204,059,000		United States Treasury Note	2.750%, 04/30/23	204,194	1.5
241,287,000		United States Treasury Note	2.750%, 05/31/23	241,504	1.8
51,910,000		United States Treasury Note	2.875%, 05/31/25	52,099	0.4
136,000,000		United States Treasury Note	2.750%, 02/15/28	134,783	1.0
		Other		548,326	4.1
				2,457,088	18.4
		TOTAL GOVERNMENT BONDS	(Cost $6,316,425)	6,239,708	46.7

STRUCTURED ASSETS
ASSET BACKED
64,512,500	g	Domino’s Pizza Master Issuer LLC	3.082%, 07/25/47	62,527	0.5
		Series - 2017 1A (Class A2II)
		Other		1,143,871	8.5
				1,206,398	9.0
OTHER MORTGAGE BACKED
61,628,513	i	Connecticut Avenue Securities	2.691%, 07/25/30	61,546	0.5
		Series - 2018 C01 (Class 1M1), LIBOR 1 M + 0.600%
40,939,102	i	Structured Agency Credit Risk Debt Note (STACR)	2.841%, 03/25/30	41,040	0.3
		Series - 2017 DNA3 (Class M1), LIBOR 1 M + 0.750%
		Other		1,186,394	8.9
				1,288,980	9.7
		TOTAL STRUCTURED ASSETS	(Cost $2,546,686)	2,495,378	18.7
		TOTAL BONDS	(Cost $13,192,181)	12,947,225	96.9

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2018

			Value	% of net
Shares	Company		(000)	assets
PREFERRED STOCKS
BANKS			$12,592	0.1%
	TOTAL PREFERRED STOCKS	(Cost $49,942)	12,592	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			9,818	0.1
TREASURY DEBT			91,238	0.7
	TOTAL SHORT-TERM INVESTMENTS	(Cost $101,037)	101,056	0.8

	TOTAL PORTFOLIO	(Cost $13,362,956)	13,080,533	97.9
	OTHER ASSETS & LIABILITIES, NET		284,598	2.1
	NET ASSETS		$13,365,131	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities, including those in “Other,” was $2,347,213,000 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

60	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account ■ June 30, 2018

Forward foreign currency contracts outstanding as of June 30, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation )
	$7,058	AUD	9,554	Bank of America	7/31/2018	$(14)
	$548	NZD	804	Bank of America	7/31/2018	4
	$2,987	SGD	4,071	Bank of America	7/31/2018	(3)
EUR	1,064		$1,241	Bank of America	7/3/2018	2
	$1,017	ZAR	14,021	Bank of America	7/31/2018	(1)
Total						$(12)
	$78,712	EUR	67,372	Citibank N.A.	7/31/2018	$(141)
	$2,307	PLN	8,606	Citibank N.A.	7/31/2018	8
Total						$(133)
	$34,744	JPY	3,820,023	Goldman Sachs	7/31/2018	$170
Total						$170
	$7,079	CAD	9,408	Morgan Stanley	7/31/2018	$(81)
	$584	SEK	5,187	Morgan Stanley	7/31/2018	3
Total						$(78)
	$21,328	GBP	16,171	Toronto Dominion Bank	7/31/2018	$(44)
	$7,562	KRW	8,434,871	Toronto Dominion Bank	7/31/2018	(16)
	$1,628	NOK	13,261	Toronto Dominion Bank	7/31/2018	(2)
	$1,143	THB	37,737	Toronto Dominion Bank	7/31/2018	3
Total						$(59)
Total						$(112)

Abbreviation(s):
AUD	Australian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CAD	Canadian Dollar	NOK	Norwegian Krone	THB	Thailand Baht
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	Pound Sterling	PLN	Polish Zloty
JPY	Japanese Yen	SEK	Swedish Krona

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	61

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2018

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$16,280,000		Montefiore Medical Center	2.895%, 04/20/32	$15,386	0.2%
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,458	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,025	0.0
5,263,158		Reliance Industries Ltd	2.444%, 01/15/26	5,153	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,450	0.1
15,000,000		Ukraine Government AID Bonds	1.471%, 09/29/21	14,399	0.2
				44,871	0.7
MORTGAGE BACKED
12,598,315		Government National Mortgage Association (GNMA)	3.650%, 02/15/32	12,622	0.2
				12,622	0.2
U.S. TREASURY SECURITIES
161,373,478	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	163,194	2.5
408,105,810	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	403,766	6.2
254,584,165	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	258,733	4.0
344,633,479	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	349,124	5.4
346,692,720	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	341,337	5.3
356,565,992	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	357,923	5.5
360,801,184	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	354,659	5.5
287,910,155	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	282,019	4.4
378,007,920	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	371,745	5.8
324,507,690	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	317,236	4.9
189,101,250	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	188,771	2.9
220,138,115	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	218,140	3.4
136,620,690	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	136,442	2.1
118,690,875	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	115,376	1.8
172,400,210	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	167,680	2.6
262,158,540	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	290,685	4.5
114,089,040	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	112,066	1.7
154,982,100	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	154,120	2.4
234,542,740	d,k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	256,966	4.0
133,772,800	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	128,139	2.0
168,523,875	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	163,711	2.5
169,191,726	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	192,406	3.0
108,042,550	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	105,094	1.6
181,284,600	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	177,327	2.7
206,154,196	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	225,217	3.5
100,714,622	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	127,830	2.0
184,239,299	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	216,448	3.3
150,999,287	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	199,028	3.1
				6,375,182	98.6
		TOTAL GOVERNMENT BONDS	(Cost $6,322,141)	6,432,675	99.5

62	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account  ■  June 30, 2018

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$11,750,000	Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	$11,750	0.2%
			11,750	0.2
	TOTAL SHORT-TERM INVESTMENTS	(Cost $11,749)	11,750	0.2

	TOTAL PORTFOLIO	(Cost $6,333,890)	6,444,425	99.7
	OTHER ASSETS & LIABILITIES, NET		23,089	0.3
	NET ASSETS		$6,467,514	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10 Year Note (CBT)	(100)	9/19/18	$(11,960)	$(12,019)	$(59)

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	63

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2018

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$2,564	0.0%
MATERIALS	3,256	0.0
MEDIA	8,513	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	8,534	0.1
UTILITIES	21,920	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $46,185)	44,787	0.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	16,786	0.1
BANKS	416,874	3.0
CAPITAL GOODS	74,045	0.6
COMMERCIAL & PROFESSIONAL SERVICES	6,199	0.0
CONSUMER SERVICES	68,687	0.5
DIVERSIFIED FINANCIALS	116,305	0.8
ENERGY	160,461	1.1
HEALTH CARE EQUIPMENT & SERVICES	27,510	0.2
INSURANCE	57,159	0.4
MATERIALS	110,631	0.8
MEDIA	28,753	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	20,281	0.1
REAL ESTATE	73,006	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	40,245	0.3
TELECOMMUNICATION SERVICES	53,264	0.4
TRANSPORTATION	138,232	1.0
UTILITIES	478,959	3.5
TOTAL CORPORATE BONDS	(Cost $1,931,134)	1,887,397	13.5

GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000	Iraq Government AID Bond	2.149%, 01/18/22	44,589	0.3
164,844,347	j	Overseas Private Investment Corp (OPIC)	0.000%–3.938%, 11/13/18–07/31/33	164,273	1.2
Other	379,761	2.7
588,623	4.2

64	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2018

Principal		Issuer		Value (000)	% of net assets
FOREIGN GOVERNMENT BONDS
$45,000,000		Inter-American Development Bank	1.185%, 07/09/18	$44,994	0.3%
46,500,000		International Finance Corp	1.546%, 11/04/21	44,223	0.3
		Other		538,896	3.9
				628,113	4.5
MORTGAGE BACKED
154,605,808	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.000%–8.000%, 10/01/20–03/01/48	154,723	1.1
50,579,892	h	Federal National Mortgage Association (FNMA)	3.500%, 01/01/47	50,470	0.4
60,844,604		FNMA	3.000%, 02/25/48	59,502	0.4
83,192,541		FNMA	4.000%, 04/01/48	84,924	0.6
353,342,258	h	FNMA	1.625%–8.000%, 01/21/20–07/25/48	360,835	2.6
45,015,220		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	45,214	0.3
149,536,734		GNMA	2.580%–6.500%, 08/15/23–03/20/48	148,251	1.1
		Other		36,364	0.2
				940,283	6.7
MUNICIPAL BONDS
38,830,000		State of California	3.750%, 10/01/37	39,697	0.3
		Other		624,807	4.5
				664,504	4.8
U.S. TREASURY SECURITIES
66,090,000		United States Treasury Bond	2.875%, 11/15/46	64,647	0.5
88,925,000		United States Treasury Bond	3.000%, 05/15/47	89,088	0.6
		Other		123,237	0.9
				276,972	2.0
		TOTAL GOVERNMENT BONDS	(Cost $3,130,801)	3,098,495	22.2

STRUCTURED ASSETS
ASSET BACKED				267,676	1.9
OTHER MORTGAGE BACKED				267,934	1.9
		TOTAL STRUCTURED ASSETS	(Cost $543,254)	535,610	3.8
		TOTAL BONDS	(Cost $5,605,189)	5,521,502	39.5

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				135,775	1.0
BANKS
2,917,323		Bank of America Corp		82,239	0.6
295,930		PNC Financial Services Group, Inc		39,980	0.3
		Other		532,365	3.8
				654,584	4.7

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2018

		Value	% of net
Shares	Company	(000)	assets
CAPITAL GOODS
255,196	3M Co	$50,202	0.4%
	Other	576,215	4.1
		626,417	4.5
COMMERCIAL & PROFESSIONAL SERVICES		92,991	0.7
CONSUMER DURABLES & APPAREL
649,655	Nike, Inc (Class B)	51,765	0.4
	Other	107,231	0.7
		158,996	1.1
CONSUMER SERVICES
803,612	Starbucks Corp	39,256	0.3
	Other	143,196	1.0
		182,452	1.3
DIVERSIFIED FINANCIALS
443,362	American Express Co	43,449	0.3
79,185	BlackRock, Inc	39,517	0.3
	Other	375,212	2.7
		458,178	3.3
ENERGY
501,623	Occidental Petroleum Corp	41,976	0.3
726,241	Schlumberger Ltd	48,680	0.3
	Other	421,128	3.0
		511,784	3.6
FOOD & STAPLES RETAILING		81,881	0.6
FOOD, BEVERAGE & TOBACCO
1,463,356	Coca-Cola Co	64,183	0.5
945,590	Mondelez International, Inc	38,769	0.3
572,365	Nestle S.A.	44,359	0.3
563,238	PepsiCo, Inc	61,320	0.4
	Other	133,335	0.9
		341,966	2.4
HEALTH CARE EQUIPMENT & SERVICES
176,146	Becton Dickinson & Co	42,198	0.3
	Other	306,191	2.2
		348,389	2.5
HOUSEHOLD & PERSONAL PRODUCTS
893,316	Procter & Gamble Co	69,732	0.5
	Other	120,759	0.9
		190,491	1.4
INSURANCE
732,966	American International Group, Inc	38,862	0.3
	Other	350,639	2.5
		389,501	2.8

66	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2018

			Value	% of net
Shares		Company	(000)	assets
MATERIALS			$433,615	3.1%
MEDIA			112,966	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
419,159		AbbVie, Inc	38,835	0.3
295,233		Amgen, Inc	54,497	0.4
698,359		Bristol-Myers Squibb Co	38,647	0.3
525,815		Eli Lilly & Co	44,868	0.3
1,038,870		Schering-Plough Corp	63,060	0.5
		Other	411,874	2.9
			651,781	4.7
REAL ESTATE
279,287		American Tower Corp	40,265	0.3
		Other	280,426	2.0
			320,691	2.3
RETAILING
24,493	*	Booking Holdings, Inc	49,650	0.4
386,924		Home Depot, Inc	75,489	0.5
474,796		Lowe’s Companies, Inc	45,376	0.3
159,731	*	NetFlix, Inc	62,523	0.4
		Other	204,556	1.5
			437,594	3.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,417,648		Intel Corp	70,471	0.5
202,083		NVIDIA Corp	47,874	0.3
465,418		Texas Instruments, Inc	51,312	0.4
		Other	79,511	0.6
			249,168	1.8
SOFTWARE & SERVICES
310,048		Accenture plc	50,721	0.4
385,269		International Business Machines Corp	53,822	0.4
1,868,852		Microsoft Corp	184,287	1.3
1,228,615		Oracle Corp	54,133	0.4
357,710	*	salesforce.com, Inc	48,792	0.3
		Other	296,572	2.1
			688,327	4.9
TECHNOLOGY HARDWARE & EQUIPMENT
1,168,971		Apple, Inc	216,388	1.6
1,678,433		Cisco Systems, Inc	72,223	0.5
		Other	237,713	1.7
			526,324	3.8
TELECOMMUNICATION SERVICES			146,172	1.0
TRANSPORTATION
331,456		Union Pacific Corp	46,961	0.3
368,329		United Parcel Service, Inc (Class B)	39,128	0.3
		Other	155,496	1.1
			241,585	1.7

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	67

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2018

				Value	% of net
Shares		Company		(000)	assets
UTILITIES				$276,218	1.9%
		TOTAL COMMON STOCKS	(Cost $6,440,068)	8,257,846	59.0

PREFERRED STOCKS
BANKS				20,952	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	20,952	0.2

RIGHTS / WARRANTS
ENERGY				333	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $330)	333	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$60,920,000		United States Treasury Bill	1.789%, 08/16/18	60,781	0.4
				60,781	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
232,695,245	c	State Street Navigator Securities Lending Government Money Market Portfolio		232,695	1.7
				232,695	1.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $293,476)	293,476	2.1

		TOTAL PORTFOLIO	(Cost $12,424,113)	14,138,896	101.1
		OTHER ASSETS & LIABILITIES, NET		(155,993)	(1.1)
		NET ASSETS		$13,982,903	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/18, the aggregate value of securities on loan is $224,783,000.

At 6/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,155,718,000 or 8.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

68	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2018

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$898,151,000	Federal Farm Credit Bank (FFCB)	0.010%, 07/02/18–01/18/19	$895,364	9.5%
90,638,000	Federal Home Loan Bank (FHLB)	0.010%, 07/06/18	90,616	1.0
116,400,000	FHLB	0.010%, 07/13/18	116,333	1.2
99,500,000	FHLB	0.010%, 07/20/18	99,405	1.1
60,000,000	FHLB	0.010%, 07/25/18	59,925	0.6
106,100,000	FHLB	0.010%, 07/27/18	105,958	1.1
110,575,000	FHLB	0.010%, 08/01/18	110,398	1.2
83,600,000	FHLB	0.010%, 08/03/18	83,459	0.9
82,300,000	FHLB	0.010%, 08/10/18	82,127	0.9
71,177,000	FHLB	0.010%, 08/15/18	71,010	0.7
62,700,000	FHLB	0.010%, 08/17/18	62,546	0.7
100,667,000	FHLB	0.010%, 09/14/18	100,265	1.1
1,110,230,000	FHLB	0.010%, 07/02/18–12/14/18	1,106,865	11.7
89,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/09/18	88,966	0.9
120,000,000	FHLMC	0.010%, 07/10/18	119,948	1.3
80,040,000	FHLMC	0.010%, 07/18/18	79,976	0.8
90,428,000	FHLMC	0.010%, 07/23/18	90,327	1.0
84,015,000	FHLMC	0.010%, 08/20/18	83,795	0.9
80,000,000	FHLMC	0.010%, 08/24/18	79,777	0.8
81,000,000	FHLMC	0.010%, 09/04/18	80,722	0.9
98,500,000	FHLMC	0.010%, 09/19/18	98,084	1.0
541,945,000	FHLMC	0.010%, 07/06/18–11/02/18	540,383	5.7
80,000,000	Federal National Mortgage Association (FNMA)	0.010%, 07/02/18	79,996	0.8
76,981,000	FNMA	0.010%, 07/11/18	76,943	0.8
80,000,000	FNMA	0.010%, 07/16/18	79,943	0.8
101,485,000	FNMA	0.010%, 07/17/18	101,406	1.1
90,000,000	FNMA	0.010%, 07/23/18	89,905	1.0
95,000,000	FNMA	0.010%, 07/24/18	94,893	1.0
63,775,000	FNMA	0.010%, 07/25/18	63,698	0.7
100,000,000	FNMA	0.010%, 08/07/18	99,811	1.1
60,000,000	FNMA	0.010%, 08/17/18	59,856	0.6
65,352,000	FNMA	0.010%, 08/29/18	65,150	0.7
560,150,000	FNMA	0.010%, 07/03/18– 09/26/18	558,848	5.9
	Other		73,450	0.8
			5,690,148	60.3
TREASURY DEBT
83,815,000	United States Treasury Bill	0.010%, 07/05/18	83,799	0.9
100,000,000	United States Treasury Bill	0.010%, 07/12/18	99,947	1.1
101,070,000	United States Treasury Bill	0.010%–1.355%, 07/19/18	100,995	1.1
86,780,000	United States Treasury Bill	0.010%, 07/26/18	86,673	0.9
75,000,000	United States Treasury Bill	0.010%, 08/02/18	74,883	0.8
116,125,000	United States Treasury Bill	0.010%, 08/09/18	115,897	1.2
113,010,000	United States Treasury Bill	0.010%–1.342%, 08/16/18	112,760	1.2
89,590,000	United States Treasury Bill	0.010%, 08/23/18	89,343	0.9
120,225,000	United States Treasury Bill	0.010%, 09/06/18	119,803	1.3
94,050,000	United States Treasury Bill	0.010%, 09/13/18	93,741	1.0
96,460,000	United States Treasury Bill	0.010%, 09/20/18	96,053	1.0
92,535,000	United States Treasury Bill	0.010%, 09/27/18	92,105	1.0

See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	69

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2018

				Value	% of net
Principal		Issuer		(000)	assets
TREASURY DEBT—continued
$125,000,000		United States Treasury Bill	0.010%, 10/11/18	$124,416	1.3%
85,735,000		United States Treasury Bill	0.010%, 10/18/18	85,232	0.9
120,000,000		United States Treasury Bill	0.010%, 11/08/18	119,289	1.3
87,400,000		United States Treasury Bill	0.010%, 12/06/18	86,738	0.9
273,180,000		United States Treasury Bill	0.010%–2.079%, 08/30/18–12/13/18	271,375	2.9
60,000,000		United States Treasury Note	0.750%, 07/31/18	59,960	0.6
59,840,000		United States Treasury Note	1.000%, 08/15/18	59,782	0.6
		Other		69,391	0.7
				2,042,182	21.6
VARIABLE RATE SECURITIES
470,500,000	i	Federal Agricultural Mortgage Corp (FAMC), LIBOR 1 M – 0.120%–EFFR + 0.150%	1.881%–2.060%, 08/03/18–09/27/19	470,500	5.0
95,000,000	i	Federal Farm Credit Bank (FFCB), LIBOR 1 M – 0.050%	2.035%, 09/17/18	94,998	1.0
762,100,000	i	FFCB, EFFR – 0.015%–LIBOR 3 M – 0.030%	1.895%–2.305%, 08/01/18–05/29/20	762,142	8.1
72,500,000	i	Federal Home Loan Bank (FHLB), LIBOR 3 M – 0.200%	2.155%, 01/18/19	72,501	0.8
153,000,000	i	FHLB, LIBOR 1 M – 0.070%–LIBOR 3 M – 0.230%	1.976%–2.125%, 02/13/19–07/12/19	153,006	1.6
72,900,000	i	Federal Home Loan Mortgage Corp (FHLMC), LIBOR 1 M – 0.100%	1.930%, 08/08/19	72,901	0.8
		Other		80,041	0.8
				1,706,089	18.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,438,419)	9,438,419	100.0

		TOTAL PORTFOLIO	(Cost $9,438,419)	9,438,419	100.0
		OTHER ASSETS & LIABILITIES, NET		(2,577)	(0.0)
		NET ASSETS		$9,435,842	100.0%

Abbreviation(s):

EFFR	Effective Federal Funds Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

70	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2018 Semiannual Report	71

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ■  June 30, 2018

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
	ASSETS
	Portfolio investments, at value*†	$124,171,183	$20,899,894	$26,999,603	$19,475,523	$13,080,533	$6,444,425	$14,138,896	$9,438,419
	Affiliated investments, at value‡	259,122	–	–	–	–	–	–	–
	Total portfolio investments, at value	$124,430,305	$20,899,894	$26,999,603	$19,475,523	$13,080,533	$6,444,425	$14,138,896	$9,438,419
	Cash**#§	365,986	34,832	131	128	207,761	170	27,572	1
	Cash — foreign^	23,748	6,154	–	–	–	–	2,024	–
	Dividends and interest receivable	202,181	39,273	8,019	17,168	78,093	22,064	56,796	3,414
	Receivable from securities transactions	886,990	596,572	156,742	1	55,958	–	12,164	–
	Receivable for delayed delivery securities	896	–	–	–	50,207	–	9,386	–
	Due from affiliates	–	6,071	–	–	1,062	1,199	–	–
	Unrealized appreciation on forward foreign currency contracts	420	–	–	–	–	–	–	–
	Receivable for variation margin on open futures contracts	196	523	–	29	–	–	–	–
	Other	11,166	2,150	2,227	1,889	1,778	1,364	2,028	1,725
	Total assets	125,921,888	21,585,469	27,166,722	19,494,738	13,475,392	6,469,222	14,248,866	9,443,559
	LIABILITIES
	Investment management fees payable	2,838	452	185	164	238	111	400	226
	Service agreement fees payable	2,397	337	461	301	46	174	–	308
	Payable for collateral for securities loaned	2,383,854	263,490	210,413	281,403	–	–	232,695	–
	Payable for securities transactions	968,111	582,392	110,333	–	19,838	–	2,248	–
	Payable for delayed delivery securities	–	–	–	–	88,230	–	26,760	–
	Due to affiliates	130,448	–	272	4,722	–	–	2,166	5,257
	Payable for variation margin on futures contracts	–	–	–	–	–	59	–	–
	Written options◊	989	115	–	–	–	–	–	–
	Payable for trustee compensation	10,392	2,096	2,175	1,860	1,797	1,364	1,694	1,715
	Unrealized depreciation on forward foreign currency contracts	–	–	–	–	112	–	–	–
	Other	7,779	46	–	–	–	–	–	211
	Total liabilities	3,506,808	848,928	323,839	288,450	110,261	1,708	265,963	7,717
	NET ASSETS	$122,415,080	$20,736,541	$26,842,883	$19,206,288	$13,365,131	$6,467,514	$13,982,903	$9,435,842
CLASS R1 (Accumulation):	Net assets	$14,918,114	$3,583,254	$4,969,204	$3,786,788	$2,085,845	$991,298	$2,298,099	$1,811,220
	Units outstanding	30,602	20,105	24,998	16,865	17,452	14,424	9,816	70,466
	Unit value	$487.50	$178.22	$198.78	$224.53	$119.52	$68.73	$234.12	$25.70
CLASS R2 (Accumulation):	Net assets	36,620,199	7,030,497	9,141,445	6,595,032	4,650,170	2,072,900	4,886,308	2,849,412
	Units outstanding	74,499	39,123	45,609	29,131	38,588	29,914	20,700	110,501
	Unit value	$491.55	$179.70	$200.43	$226.39	$120.51	$69.30	$236.06	$25.79
CLASS R3 (Accumulation):	Net assets	59,045,332	9,731,374	12,275,555	8,398,909	6,351,458	3,214,630	6,427,054	4,638,776
	Units outstanding	119,799	54,008	61,081	37,000	52,565	46,266	27,154	179,634
	Unit value	$492.87	$180.18	$200.97	$227.00	$120.83	$69.48	$236.69	$25.82
ANNUITY:	Net assets	$11,831,435	$391,416	$456,679	$425,559	$277,658	$188,686	$371,442	$136,434
	* Includes securities loaned of	$2,288,975	$247,868	$204,741	$272,346	$–	$–	$224,783	$–
	** Includes cash collateral for securities loaned of	$135,790	$14,700	$–	$–	$–	$–	$–	$–
	# Includes cash collateral for mortgage dollar rolls of	$–	$–	$–	$–	$95,242	$–	$27,564	$–
	§ Includes cash collateral for open futures contracts of	$–	$–	$–	$–	$–	$105	$–	$–
	† Portfolio investments; unaffiliated issuers cost	$109,704,184	$18,896,006	$20,005,773	$8,996,605	$13,362,956	$6,333,890	$12,424,113	$9,438,419
	‡ Portfolio investments; affiliated issuers cost	$283,322	$–	$–	$–	$–	$–	$–	$–
	^ Foreign cash, cost	$23,746	$6,150	$–	$–	$–	$–	$2,014	$–
	◊ Written options premiums	$2,203	$124	$–	$–	$–	$–	$–	$–

72	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	73

Statements of operations (unaudited)

College Retirement Equities Fund  ■  For the period ended June 30, 2018

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,341,290	$243,765	$138,622	$167,020	$–	$–	$104,436	$–
Affiliated issuers	846	–	–	–	–	–	–	–
Income from securities lending	20,655	3,978	896	2,040	–	–	1,396	–
Interest	5,219	2,271	714	578	210,783	117,274	89,696	74,165
Other	–	–	–	–	622	–	1,135	–
Total income	1,368,010	250,014	140,232	169,638	211,405	117,274	196,663	74,165
EXPENSES
Investment management fees	61,478	12,354	5,259	1,545	6,667	816	3,296	1,236
Administrative – Class R1	22,227	5,268	7,113	5,518	3,053	1,444	3,381	2,628
Administrative – Class R2	32,345	6,164	7,798	5,709	4,011	1,765	4,271	2,436
Administrative – Class R3	56,550	7,871	9,668	6,903	5,184	2,627	5,340	3,696
Distribution fees – Class R1	11,737	2,775	3,746	2,912	1,609	761	1,784	1,383
Distribution fees – Class R2	14,276	2,715	3,428	2,519	1,774	780	1,887	1,076
Distribution fees – Class R3	19,667	2,741	3,370	2,401	1,801	913	1,857	1,286
Mortality and expense risk charges	3,131	522	658	482	335	160	353	234
Total expenses	221,411	40,410	41,040	27,989	24,434	9,266	22,169	13,975
Plus: Recovery of expenses previously withheld by TIAA	–	–	–	–	–	–	–	15,048
Net expenses	221,411	40,410	41,040	27,989	24,434	9,266	22,169	29,023
Net investment income (loss)	1,146,599	209,604	99,192	141,649	186,971	108,008	174,494	45,142
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	8,287,007	1,724,893	2,095,228	615,699	(75,172)	(3,113)	797,351	(5)
Affiliated issuers	1,458	–	–	–	–	–	–	–
Futures transactions	3,013	13,891	–	3,304	–	392	–	–
Purchased options	(5,561)	–	–	–	–	–	–	–
Written options	10,612	107	–	–	–	–	–	–
Forward foreign currency contracts	14	–	–	–	3,632	–	–	–
Swap transactions	(3,015)	–	–	–	–	–	–	–
Foreign currency transactions	(8,955)	(3,490)	13	–	989	–	(533)	–
Net realized gain (loss) on total investments	8,284,573	1,735,401	2,095,241	619,003	(70,551)	(2,721)	796,818	(5)
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(8,196,443)	(2,086,995)	(146,971)	(167,122)	(350,502)	(103,021)	(961,623)	–
Affiliated issuers	(15,486)	–	–	–	–	–	–	–
Purchased options	(297)	–	–	–	–	–	–	–
Written options	901	9	–	–	–	–	–	–
Futures transactions	(5,178)	(6,833)	–	(1,789)	–	(96)	–	–
Forward foreign currency contracts	420	–	–	–	1,038	–	–	–
Swap transactions	190	–	–	–	–	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(2,131)	(576)	(27)	–	(86)	–	(223)	–
Net change in unrealized appreciation (depreciation) on total investments	(8,218,024)	(2,094,395)	(146,998)	(168,911)	(349,550)	(103,117)	(961,846)	–
Net realized and unrealized gain (loss) on total investments	66,549	(358,994)	1,948,243	450,092	(420,101)	(105,838)	(165,028)	(5)
Net increase (decrease) in net assets from operations	$1,213,148	$(149,390)	$2,047,435	$591,741	$(233,130)	$2,170	$9,466	$45,137
* Net of foreign withholding taxes of unaffiliated issuers	$71,659	$16,012	$1,968	$8	$78	$–	$5,660	$–
† Includes net realized gain (loss) from securities sold to affiliates of	$528,159	$333,169	$69,387	$43,677	$–	$–	$7,797	$–
‡ Includes net change in unrealized foreign capital gains taxes of	$6,396	$1,651	$–	$–	$8	$–	$–	$–

74	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	75

Statements of changes in net assets

College Retirement Equities Fund  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,146,599	$1,996,008	$209,604	$315,950	$99,192	$178,818
Net realized gain (loss) on total investments		8,284,573	10,273,736	1,735,401	1,165,787	2,095,241	1,981,280
Net change in unrealized appreciation (depreciation) on total investments		(8,218,024)	12,938,878	(2,094,395)	2,794,100	(146,998)	4,221,425
Net increase (decrease) in net assets from operations		1,213,148	25,208,622	(149,390)	4,275,837	2,047,435	6,381,523
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	250,015	562,937	164,971	167,345	169,341	269,213
	Class R2	570,162	1,096,517	232,561	251,551	197,603	383,624
	Class R3	944,084	1,796,500	453,245	399,103	357,566	477,167
Net transfers between CREF Accounts	Class R1	(422,270)	(157,164)	(36,285)	(11,609)	(124,228)	(23,121)
	Class R2	(469,711)	(369,898)	76,518	(26,675)	(69,312)	(65,068)
	Class R3	308,576	(242,297)	282,034	29,658	128,589	13,161
Withdrawals and death benefits	Class R1	(897,509)	(1,838,633)	(197,143)	(456,836)	(294,046)	(542,934)
	Class R2	(2,002,253)	(4,132,496)	(360,054)	(786,449)	(477,091)	(897,313)
	Class R3	(3,260,862)	(6,731,436)	(484,132)	(1,145,370)	(652,795)	(1,250,681)
Annuity payments:		(712,562)	(1,363,308)	(20,022)	(36,450)	(21,214)	(36,769)
Net increase (decrease) from participant transactions		(5,692,330)	(11,379,278)	111,693	(1,615,732)	(785,587)	(1,672,721)
Net increase (decrease) in net assets		(4,479,182)	13,829,344	(37,697)	2,660,105	1,261,848	4,708,802
NET ASSETS
Beginning of period		126,894,262	113,064,918	20,774,238	18,114,133	25,581,035	20,872,233
End of period		$122,415,080	$126,894,262	$20,736,541	$20,774,238	$26,842,883	$25,581,035
ACCUMULATION UNITS:
Units purchased:	Class R1	507,660	1,287,244	906,962	1,036,261	871,527	1,653,539
	Class R2	1,149,489	2,487,252	1,266,275	1,542,146	1,010,955	2,356,504
	Class R3	1,729,357	3,662,867	2,423,294	2,298,296	1,755,587	2,752,948
Units sold / transferred:	Class R1	(2,694,075)	(4,559,634)	(1,286,395)	(2,911,570)	(2,175,095)	(3,488,438)
	Class R2	(4,993,302)	(10,225,025)	(1,541,036)	(5,022,346)	(2,805,357)	(5,914,089)
	Class R3	(5,894,878)	(15,744,720)	(1,085,222)	(6,880,321)	(2,679,963)	(7,591,087)
Outstanding:
Beginning of period		235,095,367	258,187,383	112,552,603	122,490,137	135,710,739	145,941,362
End of period		224,899,618	235,095,367	113,236,481	112,552,603	131,688,393	135,710,739

76	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	77

Statements of changes in net assets	continued

College Retirement Equities Fund  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$141,649	$297,825	$186,971	$349,341	$108,008	$147,769
Net realized gain (loss) on total investments		619,003	801,964	(70,551)	39,709	(2,721)	18,997
Net change in unrealized appreciation (depreciation) on total investments		(168,911)	2,384,274	(349,550)	150,734	(103,117)	(49,795)
Net increase (decrease) in net assets from operations		591,741	3,484,063	(233,130)	539,784	2,170	116,971
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	103,160	236,397	74,335	155,840	35,243	69,648
	Class R2	139,530	308,385	158,076	327,534	78,325	154,467
	Class R3	176,696	372,915	224,878	487,490	131,926	256,823
Net transfers between CREF Accounts	Class R1	(111,555)	(12,562)	(16,833)	109,837	(12,333)	11,522
	Class R2	(67,151)	(66,983)	51,812	239,495	30,070	67,789
	Class R3	(17,358)	62,438	157,286	341,833	84,368	112,192
Withdrawals and death benefits	Class R1	(229,594)	(501,867)	(140,989)	(312,433)	(72,024)	(162,852)
	Class R2	(389,246)	(768,991)	(296,765)	(608,059)	(132,044)	(286,394)
	Class R3	(502,785)	(1,007,528)	(440,274)	(911,805)	(215,065)	(478,592)
Annuity payments:		(21,257)	(39,262)	(13,996)	(27,849)	(9,677)	(19,915)
Net increase (decrease) from participant transactions		(919,560)	(1,417,058)	(242,470)	(198,117)	(81,211)	(275,312)
Net increase (decrease) in net assets		(327,819)	2,067,005	(475,600)	341,667	(79,041)	(158,341)
NET ASSETS
Beginning of period		19,534,107	17,467,102	13,840,731	13,499,064	6,546,555	6,704,896
End of period		$19,206,288	$19,534,107	$13,365,131	$13,840,731	$6,467,514	$6,546,555
ACCUMULATION UNITS:
Units purchased:	Class R1	464,300	1,197,768	621,099	1,300,109	516,510	1,018,589
	Class R2	622,252	1,551,881	1,310,906	2,713,650	1,139,159	2,245,476
	Class R3	745,294	1,735,236	1,780,027	3,841,293	1,858,718	3,586,822
Units sold / transferred:	Class R1	(1,542,810)	(2,592,555)	(1,321,605)	(1,694,376)	(1,235,978)	(2,212,715)
	Class R2	(2,035,571)	(4,186,789)	(2,033,116)	(3,062,047)	(1,482,816)	(3,176,740)
	Class R3	(2,289,989)	(4,742,130)	(2,334,987)	(4,702,871)	(1,882,553)	(5,279,162)
Outstanding:
Beginning of period		87,032,718	94,069,307	110,582,657	112,186,899	91,690,444	95,508,174
End of period		82,996,194	87,032,718	108,604,981	110,582,657	90,603,484	91,690,444

78	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	79

Statements of changes in net assets	concluded

College Retirement Equities Fund  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$174,494	$308,805	$45,142	$41,788
Net realized gain (loss) on total investments		796,818	553,058	(5)	(3)
Net change in unrealized appreciation (depreciation) on total investments		(961,846)	989,572	–	–
Net increase (decrease) in net assets from operations		9,466	1,851,435	45,137	41,785
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	65,822	119,019	351,194	840,606
	Class R2	111,035	225,417	404,499	753,090
	Class R3	159,120	293,384	773,243	1,286,365
Net transfers between CREF Accounts	Class R1	(60,705)	(14,789)	(25,016)	(81,617)
	Class R2	(55,397)	(51,616)	103,993	11,156
	Class R3	64,326	71,683	200,728	52,635
Withdrawals and death benefits	Class R1	(132,615)	(271,321)	(364,957)	(1,066,634)
	Class R2	(255,082)	(530,080)	(510,428)	(1,245,857)
	Class R3	(337,573)	(716,951)	(895,406)	(2,065,474)
Annuity payments:		(18,176)	(34,518)	(7,569)	(16,521)
Net increase (decrease) from participant transactions		(459,245)	(909,772)	30,281	(1,532,251)
Net increase (decrease) in net assets		(449,779)	941,663	75,418	(1,490,466)
NET ASSETS
Beginning of period		14,432,682	13,491,019	9,360,424	10,850,890
End of period		$13,982,903	$14,432,682	$9,435,842	$9,360,424
ACCUMULATION UNITS:
Units purchased:	Class R1	280,284	541,328	13,698,278	32,902,182
	Class R2	468,550	1,019,875	15,733,739	29,428,852
	Class R3	623,474	1,229,882	29,884,720	49,905,789
Units sold / transferred:	Class R1	(824,191)	(1,302,201)	(15,208,588)	(44,947,545)
	Class R2	(1,311,160)	(2,631,542)	(15,806,945)	(48,263,532)
	Class R3	(1,151,455)	(2,916,334)	(26,883,075)	(77,878,520)
Outstanding:
Beginning of period		59,584,805	63,643,797	359,182,406	418,035,180
End of period		57,670,307	59,584,805	360,600,535	359,182,406

80	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	81

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
STOCK ACCOUNT
Class R1:	6/30/18	#	$5.323		$1.321		$4.002		$ (0.013)	$ 3.989	$483.507	$487.496	0.83%[c]	0.54%[d]		1.64%[d]		30%[c]		31		$ 14,918
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48		33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56		36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52		39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58		306		111,823
	12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83	0.48		1.68		59		330		113,325
Class R2:	6/30/18	#	5.370		0.864		4.506		(0.030)	4.476	487.075	491.551	0.92 [c]	0.35	[d]	1.83	[d]	30	[c]	74		36,620
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48		78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56		86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52		94		33,974
Class R3:	6/30/18	#	5.392		0.775		4.617		(0.039)	4.576	488.295	492.871	0.94 [c]	0.31	[d]	1.87	[d]	30	[c]	120		59,045
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48		124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56		136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52		148		53,614
GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/18	#	2.163		0.508		1.655		(3.119)	(1.464)	179.688	178.224	(0.81)[c]	0.56	[d]	1.83	[d]	54	[c]	20		3,583
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36		20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78		22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49		24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59		136		18,808
	12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52		1.67		63		141		18,770
Class R2:	6/30/18	#	2.183		0.339		1.844		(3.149)	(1.306)	181.007	179.701	(0.72)[c]	0.37	[d]	2.02	[d]	54	[c]	39		7,030
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36		39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78		43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49		47		6,435
Class R3:	6/30/18	#	2.193		0.305		1.888		(3.165)	(1.277)	181.461	180.184	(0.70)[c]	0.33	[d]	2.07	[d]	54	[c]	54		9,731
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36		53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78		57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[d]	0.38	[d]	1.70	[d]	49		62		8,527

82	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	83

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
GROWTH ACCOUNT
Class R1:	6/30/18	#	$1.023		$0.466		$0.557		$14.182	$14.739	$184.043	$198.782	8.01%[c]		0.48%[d]		0.58%[d]		35%[c]		25		$ 4,969
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38		0.60		0.52		48		26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53		0.67		0.65		64		28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19		0.51		0.73		47		31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66		0.41		0.86		57		164		21,048
	12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00		0.46		0.86		63		169		19,129
Class R2:	6/30/18	#	1.033		0.285		0.748		14.287	15.035	185.396	200.431	8.11	[c]	0.29	[d]	0.77	[d]	35	[c]	46		9,141
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73		0.34		0.78		48		47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81		0.39		0.93		64		51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]		0.41	[d]	0.79	[d]	47		55		7,594
Class R3:	6/30/18	#	1.037		0.248		0.789		14.322	15.111	185.860	200.971	8.13	[c]	0.26	[d]	0.81	[d]	35	[c]	61		12,276
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83		0.26		0.86		48		62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92		0.29		1.03		64		67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]		0.31	[d]	0.89	[d]	47		73		10,027
EQUITY INDEX ACCOUNT
Class R1:	6/30/18	#	1.940		0.507		1.433		5.091	6.524	218.005	224.529	2.99	[c]	0.46	[d]	1.30	[d]	1	[c]	17		3,787
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43		0.57		1.37		4		18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07		0.63		1.56		4		19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)		0.47		1.52		5		20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17		0.37		1.58		4		104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99		0.42		1.59		5		108		15,563
Class R2:	6/30/18	#	1.957		0.300		1.657		5.127	6.784	219.607	226.391	3.09	[c]	0.27	[d]	1.49	[d]	1	[c]	29		6,595
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74		0.31		1.63		4		31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38		0.35		1.84		4		33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]		0.37	[d]	1.81	[d]	5		35		5,667
Class R3:	6/30/18	#	1.962		0.259		1.703		5.142	6.845	220.154	226.999	3.11	[c]	0.23	[d]	1.53	[d]	1	[c]	37		8,399
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84		0.23		1.71		4		39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49		0.25		1.94		4		42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]		0.27	[d]	1.90	[d]	5		44		7,061

84	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
BOND MARKET ACCOUNT
Class R1:	6/30/18	#	$ 1.917		$ 0.323		$ 1.594		$ (3.748)	$ (2.154)	$121.672	$ 119.518	(1.77)%[c]	0.54%[d]		2.69%[d]		66%[c]		56%[c]		17		$ 2,086
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140		96		18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240		131		19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293		123		19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44		1.95		290		89		117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)	0.45		1.85		363		105		119		12,814
Class R2:	6/30/18	#	1.932		0.211		1.721		(3.776)	(2.055)	122.564	120.509	(1.68)[c]	0.35	[d]	2.88	[d]	66	[c]	56	[c]	39		4,650
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140		96		39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240		131		40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293		123		40		4,599
Class R3:	6/30/18	#	1.937		0.189		1.748		(3.788)	(2.040)	122.871	120.831	(1.66)[c]	0.32	[d]	2.92	[d]	66	[c]	56	[c]	53		6,351
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140		96		53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240		131		54		6,370
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293		123		55		6,237
INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/18	#	1.235		0.159		1.076		(1.110)	(0.034)	68.761	68.727	(0.05)[c]	0.47	[d]	3.18	[d]	14	[c]	14	[c]	14		991
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18		18		15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23		23		16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6		6		17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39		1.97		9		9		107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)	0.45		1.34		13		13		115		7,404
Class R2:	6/30/18	#	1.249		0.095		1.154		(1.123)	0.031	69.265	69.296	0.05 [c]	0.28	[d]	3.38	[d]	14	[c]	14	[c]	30		2,073
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18		18		30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23		23		31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6		6		32		2,118
Class R3:	6/30/18	#	1.254		0.083		1.171		(1.127)	0.044	69.437	69.481	0.06 [c]	0.24	[d]	3.43	[d]	14	[c]	14	[c]	46		3,215
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18		18		46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23		23		48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6		6		49		3,222

86	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	87

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	6/30/18	#	$ 3.274		$ 0.572		$ 2.702		$ (2.782)	$ (0.080)	$ 234.195	$ 234.115	(0.03)%[c]	0.49%[d]		2.32%[d]		35%[c]		32%[c]		10		$ 2,298
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53		37		10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93		50		11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115		57		12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120		52		72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67	0.45		1.79		133		46		72		13,016
Class R2:	6/30/18	#	3.302		0.352		2.950		(2.810)	0.140	235.915	236.055	0.06 [c]	0.30	[d]	2.51	[d]	35	[c]	32	[c]	21		4,886
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53		37		22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93		50		23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115		57		25		4,750
Class R3:	6/30/18	#	3.314		0.310		3.004		(2.820)	0.184	236.504	236.688	0.08 [c]	0.26	[d]	2.55	[d]	35	[c]	32	[c]	27		6,427
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53		37		28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93		50		29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115		57		31		5,984

88	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	89

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Expenses net of TIAA withholding		Net investment income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/18	#	$ 0.201		$ 0.095		$ 0.106		$ 0.002	$ 0.108	$ 25.596	$ 25.704	0.41%[c]		0.46%[d]		0.75%[d]		0.83%[d]		70		$ 1,811
	12/31/17		0.227		0.165		0.062		0.000	0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000	0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029		0.000		0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
Class R2:	6/30/18	#	0.201		0.077		0.124		0.000	0.124	25.662	25.786	0.49	[c]	0.28	[d]	0.61	[d]	0.97	[d]	111		2,849
	12/31/17		0.227		0.116		0.111		0.002	0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000	0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	6/30/18	#	0.202		0.074		0.128		0.000	0.128	25.695	25.823	0.50	[c]	0.24	[d]	0.58	[d]	1.01	[d]	180		4,639
	12/31/17		0.228		0.102		0.126		0.002	0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000	0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

90	2018 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Semiannual Report	91

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

92	2018 Semiannual Report ■ College Retirement Equities Fund

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus

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Notes to financial statements (unaudited)

travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Accounts to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Accounts’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

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security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

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Notes to financial statements (unaudited)

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2018, there were no material transfers between levels by the Accounts.

As of June 30, 2018, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2018, based on the inputs used to value them (dollar amounts are in thousands):

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Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,278,128	$4,672,221	$110	$15,950,459
Consumer staples	5,095,098	3,120,452	158	8,215,708
Energy	5,629,037	2,391,991	929	8,021,957
Financials	12,319,795	7,086,522	349	19,406,666
Health care	11,695,724	2,703,637	125	14,399,486
Industrials	8,837,574	4,305,858	770	13,144,202
Information technology	22,372,278	3,981,288	188	26,353,754
Materials	2,917,881	3,333,534	4,819	6,256,234
Real estate	2,781,279	1,553,268	8,014	4,342,561
Telecommunication services	1,238,910	1,074,742	13	2,313,665
Utilities	2,254,345	919,060	–	3,173,405
Government bonds	–	290	–	290
Equity-linked notes	–	10,759	–	10,759
Short-term investments	–	2,840,494	–	2,840,494
Purchased options**	665	–	–	665
Written options**	(989)	–	–	(989)
Forward foreign currency contracts**	–	420	–	420
Futures contracts**	(2,873)	–	–	(2,873)
Total	$86,416,852	$37,994,536	$15,475	$124,426,863
Global Equities
Equity investments:
Asia	$266,030	$2,012,506	$12	$2,278,548
Australasia	–	295,412	–	295,412
Europe	113,839	3,132,675	–	3,246,514
North America	11,585,255	530,959	–	12,116,214
All other equity investments*	231,425	2,220,689	668	2,452,782
Short-term investments	–	510,424	–	510,424
Written options**	(115)	–	–	(115)
Futures contracts**	(2,655)	–	–	(2,655)
Total	$12,193,779	$8,702,665	$680	$20,897,124
Growth
Equity investments:
Consumer discretionary	$4,515,236	$313,541	$–	$4,828,777
Consumer staples	1,022,149	32,832	–	1,054,981
Health care	3,257,246	146,377	–	3,403,623
Industrials	2,606,672	170,543	–	2,777,215
Information technology	12,516,832	255,904	–	12,772,736
Telecommunication services	27,194	13,739	–	40,933
All other equity investments*	1,845,923	–	–	1,845,923
Short-term investments	210,413	65,002	–	275,415
Total	$26,001,665	$997,938	$–	$26,999,603

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$2,512,507	$6	$–	$2,512,513
Financials	2,723,102	–	11	2,723,113
Health care	2,620,660	–	13	2,620,673
Industrials	1,964,893	–	119	1,965,012
All other equity investments *	9,304,924	–	–	9,304,924
Short-term investments	281,403	67,885	–	349,288
Futures contracts**	(1,060)	–	–	(1,060)
Total	$19,406,429	$67,891	$143	$19,474,463
Bond Market
Bank loan obligations	$–	$19,660	$–	$19,660
Corporate bonds	–	4,210,547	1,592	4,212,139
Government bonds	–	6,239,708	–	6,239,708
Structured assets	–	2,490,618	4,760	2,495,378
Preferred stocks	12,592	–	–	12,592
Short-term investments	–	101,056	–	101,056
Forward foreign currency contracts**	–	(112)	–	(112)
Total	$12,592	$13,061,477	$6,352	$13,080,421
Social Choice
Equity investments:
Consumer discretionary	$720,977	$306,806	$–	$1,027,783
Consumer staples	386,929	227,409	–	614,338
Energy	344,431	167,686	–	512,117
Financials	967,670	555,540	6	1,523,216
Health care	772,582	227,588	–	1,000,170
Industrials	669,894	291,098	–	960,992
Information technology	1,310,559	153,260	–	1,463,819
Materials	214,936	218,679	–	433,615
Real estate	239,849	80,842	–	320,691
Telecommunication services	50,108	96,064	–	146,172
Utilities	194,959	81,259	–	276,218
Bank loan obligations	–	31,787	13,000	44,787
Corporate bonds	–	1,887,397	–	1,887,397
Government bonds	–	3,067,927	30,568	3,098,495
Structured assets	–	470,283	65,327	535,610
Short-term investments	232,695	60,781	–	293,476
Total	$6,105,589	$7,924,406	$108,901	$14,138,896
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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At June 30, 2018, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Portfolio investments	$665	Futures contracts*	$(2,873)
Foreign exchange contracts	Forward foreign currency contracts	420	Written options	(989)
Global Equities Account
Equity contracts			Futures contracts*	(2,655)
Equity contracts			Written options	(115)
Equity Index Account
Equity contracts			Futures contracts*	(1,060)
Bond Market Account			Forward foreign
Foreign exchange contracts			currency contracts	(112)
Inflation-Linked Bond Account
Interest-rate contracts			Futures contracts*	(59)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2018, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Futures contracts	$3,013	$(5,178)
Equity contracts	Purchased options	(5,561)	(297)
Equity contracts	Written options	10,612	901
Equity contracts	Swap contracts	(3,015)	190
Foreign-exchange contracts	Forward foreign currency contracts	14	420
Global Equities Account
Equity contracts	Futures contracts	13,891	(6,833)
Equity contracts	Written options	107	9
Equity Index Account
Equity contracts	Futures contracts	3,304	(1,789)
Bond Market Account
Foreign-exchange contracts	Forward foreign currency contracts	3,632	1,038
Inflation-Linked Bond Account
Equity contracts	Futures contracts	392	(96)

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Notes to financial statements (unaudited)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2018, the Stock Account, Global Equities Account, Equity Index Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2018, the Stock Account and the Global Equities Account had exposure to options, based on underlying notional values, generally between 0%

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and 1% of net assets. The purchased and written options outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the period ended June 30, 2018, the Stock Account had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 1% of net assets. There are no total return swap contracts outstanding as of June 30, 2018.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2018, the Stock Account and the Bond Market Account had exposure to forwards, based on underlying notional values, generally between 0% and 1%. The forward contracts

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Notes to financial statements (unaudited)

outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

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As of June 30, 2018, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.098%	0.287%	0.172%	0.157%	0.151%	0.076%	0.054%
Global Equities	0.118	0.287	0.173	0.156	0.151	0.076	0.054
Growth	0.040	0.287	0.173	0.156	0.151	0.076	0.054
Equity Index	0.016	0.287	0.172	0.157	0.151	0.076	0.054
Bond Market	0.100	0.287	0.172	0.157	0.152	0.076	0.055
Inflation-Linked Bond	0.025	0.288	0.172	0.157	0.152	0.076	0.055
Social Choice	0.047	0.287	0.172	0.157	0.151	0.076	0.055
Money Market	0.026	0.288	0.172	0.157	0.152	0.076	0.055

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the share class conversion on April 25, 2015, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the period ended June 30, 2018, TIAA recovered previously waived expenses from the Account of $2,532,326 for Class R1, $4,609,012 for Class R2 and $7,906,322 for Class R3. As of June 30, 2018, the cumulative amount of expenses waived subject to recovery is $9,462,364 for Class R1, $2,932,727 for Class R2 and $267,081 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2018, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

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Notes to financial statements (unaudited)

			Realized
Account	Purchases	Sales	gain (loss	)
Stock	$1,584,771	$2,025,132	$528,159
Global Equities	1,379,423	1,792,485	333,169
Growth	90,600	190,600	69,387
Equity Index	3,207	68,875	43,677
Social Choice	206,495	49,527	7,797

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

							Change in
							unrealized
	Value at		Purchase	Sales	Realized		appreciation	Dividend	Shares at	Value at
Issue	12/31/17		cost	proceeds	gain (loss	)	(depreciation )	income	6/30/18	6/30/18
Stock Account Common Stock Materials
Tronox Ltd	$166,864		$36,017	$4,033	$1,482		$(7,486)	$ 846	9,798,964	$192,844
Software & Services
GreenSky, Inc	–	‡	77,743	3,441	(24)		(8,000)	–	3,133,717	66,278
Total	$166,864		$113,760	$7,474	$1,458		$(15,486)	$ 846	12,932,681	$259,122

‡	At December 31, 2017 the issuer was not an affiliated company of the Account.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2018, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $157,868,416 related to equity securities and $66,914,483 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected

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separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

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Notes to financial statements (unaudited)

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from, the Account the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At June 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Account	Tax cost	appreciation	(depreciation )	(depreciation	)
Stock	$109,985,303	$18,574,643	$(4,133,083)	$14,441,560
Global Equities	18,895,882	2,574,467	(573,225)	2,001,242
Growth	20,005,773	7,297,784	(303,954)	6,993,830
Equity Index	8,996,605	10,963,735	(485,877)	10,477,858
Bond Market	13,362,956	58,919	(341,454)	(282,535)
Inflation-Linked Bond	6,333,890	199,430	(88,954)	110,476
Social Choice	12,424,113	2,088,991	(374,208)	1,714,783

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

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continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2018 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-U.S. Government	$36,896,142	$11,609,968	$9,296,634	$269,434	$1,926,302	$–	$3,134,350
U.S. Government	–	–	–	–	7,082,781	958,888	1,783,218
Total Purchases	$36,896,142	$11,609,968	$9,296,634	$269,434	$9,009,083	$958,888	$4,917,568
Sales:
Non-U.S. Government	$41,363,402	$11,274,408	$9,952,465	$1,016,975	$2,357,810	$789	$3,196,747
U.S. Government	–	–	–	–	6,408,351	926,247	1,935,839
Total Sales	$41,363,402	$11,274,408	$9,952,465	$1,016,975	$8,766,161	$927,036	$5,132,586

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2018, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

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Notes to financial statements (unaudited)	concluded

Note 8—legal proceedings

The Social Choice Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter was 0.11% of net assets as of June 30, 2018.

Note 9—subsequent event

On July 5, 2018, Class R3 of the Money Market Account has recovered all previously waived expenses subject to recovery.

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Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent Trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees are interested persons of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Account using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with TCIM’s representatives, the Trustees, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

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Approval of investment management agreement (unaudited)

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Account, including data relating to each Account’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board).

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Account’s direct payments to TCIM pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, soft dollar usage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees);

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and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from TCIM to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimate expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons of the services provided by TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included TCIM’s personnel, the Trustees met in private sessions, at which no TCIM representatives were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is ongoing. The Board, as well as its Committees reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different

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Approval of investment management agreement (unaudited)

basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM also manage the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; and reporting on the investment performance of the Accounts to the Board on a regular basis. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Board also reviewed the three-year performance of the Equity Index Account before any reductions for fees or expenses. In this analysis, the Board considered the effects of fair valuation, foreign exchange rates, effective tax rates,

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securities lending and class action litigation on this Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board considered that, in those cases in which an Account had materially underperformed its peer group or peer universe of mutual funds that underlie variable insurance products for a specified period, the Board had a dialogue with investment personnel of TCIM, including the pertinent chief investment officer, to consider the factors that contributed to such underperformance and any remedial measures being undertaken by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2017 and the estimated amounts to be charged by TCIM to each Account in 2018 (for the period May 1, 2018–April 30, 2019). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

Fees charged by other advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially

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Approval of investment management agreement (unaudited)

impact how the Accounts’ effective management fee rates compare to those of peer mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and performance comparisons with other TCIM and Advisors clients

The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’ representation that, while management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain funds managed by TCIM or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TCIM may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Accounts (i.e., soft dollars).

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Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.093% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Account was in the 3rd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 5 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.128% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.

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Approval of investment management agreement (unaudited)

•	The Account did not have a Performance Group. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.043% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 3rd, 4th, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.016% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account ranked 1 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Account’s Performance Universe includes actively-managed funds, while the Account utilizes a passive investment strategy.
•	For the three-year period, the Account’s adjusted relative gross performance (meaning the Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) equaled its benchmark, the Russell 3000® Index.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.095% of average daily net assets for the year ending April 30, 2019. The Account’s actual

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management costs for the year ended December 31, 2017 equaled 0.086% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 3rd, 3rd, 3rd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.030% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.026% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 5th, 3rd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 5th, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered Advisors’ representations that the Account’s underperformance was primarily due to its use of a different benchmark and shorter average portfolio duration as compared to the majority of its peers.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.055% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.046% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

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Approval of investment management agreement (unaudited)	concluded

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2019. The Account’s actual management costs for the year ended December 31, 2017 equaled 0.019% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Board acknowledged that over a multi-year period, CREF’s administrator, TIAA, withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield and that, under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of each Class of the Account becomes positive, which led to recoupments from each Class of the Account during the year ended December 31, 2017. The Board also acknowledged that, absent such recoupments, the Account’s total costs would have been lower.
•	The Account was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

118	2018 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2018 Semiannual Report	119

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2018 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

120	2018 Semiannual Report ■ College Retirement Equities Fund

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252
24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

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800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$0	^
		TOTAL DIVERSIFIED FINANCIALS			0	^

		TOTAL CORPORATE BONDS			0
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	290
		TOTAL U.S. TREASURY SECURITIES			290

		TOTAL GOVERNMENT BONDS			290
		(Cost $302)

		TOTAL BONDS			290
		(Cost $768)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
469,915	*,j,m	Morgan Stanley BV	0.000	06/14/19	10,759
		TOTAL DIVERSIFIED FINANCIALS			10,759

		TOTAL EQUITY LINKED NOTES			10,759
		(Cost $10,877)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.7%
182,804		Adient plc			8,992
79,900		Aisan Industry Co Ltd			673
950,544		Aisin Seiki Co Ltd			43,281
57,800	*,e	Akebono Brake Industry Co Ltd			140
339,527	*	American Axle & Manufacturing Holdings, Inc			5,283
579,487		Apollo Tyres Ltd			2,156
41,890		ARB Corp Ltd			708
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,122		Asahi India Glass Ltd	$175
291	e	Autoliv, Inc	42
8,367		Autoneum Holding AG.	1,953
1,826,500	g	BAIC Motor Corp Ltd	1,738
128,668		Bajaj Holdings and Investment Ltd	5,277
47,030		Balkrishna Industries Ltd	716
589,739		Bayerische Motoren Werke AG.	53,308
5,237		Bayerische Motoren Werke AG. (Preference)	417
399,119		Bharat Forge Ltd	3,571
418,209		BorgWarner, Inc	18,050
9,541		Bosch Ltd	2,439
95,782		Brembo S.p.A	1,292
693,262		Bridgestone Corp	27,081
7,372,135		Brilliance China Automotive Holdings Ltd	13,227
510,562	e	Byd Co Ltd	3,148
17,000		Cayman Engley Industrial Co Ltd	93
70,078		Ceat Ltd	1,288
383,000	e	Chaowei Power Holdings Ltd	194
1,609,251		Cheng Shin Rubber Industry Co Ltd	2,421
4,640,000	*	China First Capital Group Ltd	2,962
1,432,000		China Motor Corp	1,330
805,500	*	Chongqing Changan Automobile Co Ltd	814
213,368		Cie Automotive S.A.	6,279
301,327	e	Compagnie Plastic-Omnium S.A.	12,706
209,123		Continental AG.	47,592
77,294	e	Cooper Tire & Rubber Co	2,033
47,463	*	Cooper-Standard Holding, Inc	6,202
35,551		Cub Elecparts, Inc	454
27,900		Daido Metal Co Ltd	284
45,000		Daikyonishikawa Corp	657
1,590,295		Daimler AG. (Registered)	101,870
812,456		Dana Holding Corp	16,403
1,300,573		Delphi Automotive plc	119,172
323,957		Delphi Technologies plc	14,727
376,718		Denso Corp	18,382
63,000		Depo Auto Parts Ind Co Ltd	166
220,004	e,g	Dometic Group AB	2,153
2,265,787		Dongfeng Motor Group Co Ltd	2,388
40,317	*	Dorman Products, Inc	2,754
387,500		Drb-Hicom BHD	188
127,100		Eagle Industry Co Ltd	2,040
5,692		EDAG Engineering Group AG.	110
18,483		ElringKlinger AG.	236
33,180	g	Endurance Technologies Ltd	605
26,685	*	Esmo Corp	268
103,582		Exedy Corp	3,206
330,180		Exide Industries Ltd	1,246
383,481		Faurecia	27,260
24,000		FCC Co Ltd	676
57,846		Ferrari NV	7,819
2,453,872	*	Fiat DaimlerChrysler Automobiles NV	46,290
13,730,371		Ford Motor Co	151,995
64,292		Ford Otomotiv Sanayi AS	856
151,734	*	Fox Factory Holding Corp	7,063
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

254,206		Fuji Heavy Industries Ltd	$7,394
37,397		Futaba Industrial Co Ltd	235
522,400	g	Fuyao Glass Industry Group Co Ltd	1,765
12,065,202		Geely Automobile Holdings Ltd	31,042
4,230,271	*,†,m	General Motors Co	0
7,950,000	*,†,m	General Motors Co	0
18,507,434	*,†,m	General Motors Co	0
40,684,487	*,†,e,m	General Motors Co	0
85,268,000	*,†,e,m	General Motors Co	0
1,783,079		General Motors Co	70,253
722,689	*,†,e,m	General Motors Co	0
6,062,000	*,†,m	General Motors Co	0
26,439,191	*,†,m	General Motors Co	0
24,057,000	*,†,m	General Motors Co	0
35,983,677	*,†,m	General Motors Co	0
1,112,358		Gentex Corp	25,606
55,737	*	Gentherm, Inc	2,190
220,715	*,g	Gestamp Automocion S.A.	1,648
3,496		Global & Yuasa Battery Co Ltd	99
24,000		Global PMX Co Ltd	119
500,192		Goodyear Tire & Rubber Co	11,649
3,734		Grammer AG.	259
2,541,989	e	Great Wall Motor Co Ltd	1,935
60,400		G-Tekt Corp	1,022
8,476,585		Guangzhou Automobile Group Co Ltd	8,247
106,415		GUD Holdings Ltd	1,114
5,287		Halla Holdings Corp	209
5,717		Hanil E-Hwa Co Ltd	34
73,444		Hankook Tire Co Ltd	2,775
183,446		Hanon Systems	1,745
102,964		Harley-Davidson, Inc	4,333
92,274		Hero Honda Motors Ltd	4,679
34,000		Hiroca Holdings Ltd	115
13,800		Honda Atlas Cars Pakistan Ltd	36
1,576,534		Honda Motor Co Ltd	46,226
134,990		Hota Industrial Manufacturing Co Ltd	651
46,199		Hu Lane Associate, Inc	209
64,395		Hyundai Mobis	12,248
146,162		Hyundai Motor Co	16,428
50,322		Hyundai Motor Co Ltd (2nd Preference)	4,096
23,182		Hyundai Motor Co Ltd (Preference)	1,710
11,727		Hyundai Wia Corp	429
22,200		Ichikoh Industries Ltd	265
22,640		Indus Motor Co Ltd	265
226,971		Isuzu Motors Ltd	3,009
414,504		JK Tyre & Industries Ltd	738
140,700		Kasai Kogyo Co Ltd	1,741
73,689		Kayaba Industry Co Ltd	3,348
375,900		Keihin Corp	7,628
367,455		Kenda Rubber Industrial Co Ltd	405
298,607		Kia Motors Corp	8,250
39,836		Koito Manufacturing Co Ltd	2,631
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

728,598	*	Kongsberg Automotive ASA	$835
53,028		Kordsa Teknik Tekstil AS.	74
51,473	*	Kumho Tire Co, Inc	291
111,000		Launch Tech Co Ltd	128
36,747		LCI Industries, Inc	3,313
305,200		Lear Corp	56,709
30,191		Leoni AG.	1,530
34,597		Linamar Corp	1,521
33,000		Macauto Industrial Co Ltd	127
607,834		Magna International, Inc	35,352
1,161,259		Mahindra & Mahindra Ltd	15,219
48,350	*	Mahindra CIE Automotive Ltd	182
26,900		Mahle-Metal Leve S.A. Industria e Comercio	181
21,356		Mando Corp	736
267,841		Martinrea International, Inc	2,873
171,029		Maruti Suzuki India Ltd	22,043
555,731		Mazda Motor Corp	6,817
333,733		Metair Investments Ltd	377
34,152		MGI Coutier	1,039
68,524		Michelin (C.G.D.E.) (Class B)	8,290
12,434		Minda Industries Ltd	230
475,681		Minth Group Ltd	2,012
20,600		Mitsuba Corp	165
416,268		Mitsubishi Motors Corp	3,318
441,159	*	Modine Manufacturing Co	8,051
361,388	*	Motherson Sumi Systems Ltd	1,504
28,097	*,e	Motorcar Parts of America, Inc	526
30,000		Musashi Seimitsu Industry Co Ltd	995
264,949		Nan Kang Rubber Tire Co Ltd	233
10,044		Nexen Corp	59
19,219		Nexen Tire Corp	177
923,000		Nexteer Automotive Group Ltd	1,358
847,423		NGK Spark Plug Co Ltd	24,091
386,200		NHK Spring Co Ltd	3,635
161,902		Nifco, Inc	5,003
184,900		Nippon Seiki Co Ltd	3,492
3,354,681		Nissan Motor Co Ltd	32,642
33,841		Nissan Shatai Co Ltd	308
131,900		Nissin Kogyo Co Ltd	2,332
62,839		NOK Corp	1,214
200,525		Nokian Renkaat Oyj	7,896
304,200		Pacific Industrial Co Ltd	4,464
2,590,673		Peugeot S.A.	59,029
98,307		Piaggio & C S.p.A.	246
15,100		Piolax Inc	364
308,894	*,g	Pirelli & C S.p.A	2,572
42,309		POLYTEC Holding AG.	606
420,117		Porsche AG.	26,676
77,100		Press Kogyo Co Ltd	452
28,022,007		PT Astra International Tbk	12,901
7,888,000		Qingling Motors Co Ltd	2,419
158,000	e	Rassini SAB de C.V.	541
674,804	e	Renault S.A.	57,170
19,200	e	Riken Corp	1,004
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,882		S&T Daewoo Co Ltd	$1,150
111,486		SAF-Holland S.A.	1,676
42,300	*	SAIC Motor Corp Ltd	223
14,900		Sanden Corp	194
361,920		Sanyang Industry Co Ltd	259
369,503		Schaeffler AG.	4,796
24,048	*	Shiloh Industries, Inc	209
8,300	*,e	Shoei Co Ltd	293
335,300		Showa Corp	5,511
68,916		SL Corp	1,123
303,449	*,e	Sogefi S.p.A.	911
142,858		Spartan Motors, Inc	2,157
269,680		Sri Trang Agro-Industry PCL (Foreign)	81
22,347	*	Ssangyong Motor Co	92
66,717		Standard Motor Products, Inc	3,225
270,242		Stanley Electric Co Ltd	9,202
303,872	*	Stoneridge, Inc	10,678
551,600		Sumitomo Electric Industries Ltd	8,204
117,340	e	Sumitomo Rubber Industries, Inc	1,860
131,205		Sundram Fasteners Ltd	1,197
36,097	h	Sungwoo Hitech Co Ltd	140
39,124		Superior Industries International, Inc	700
19,419		Suprajit Engineering Ltd	69
226,071		Suzuki Motor Corp	12,458
150,000	e	T RAD Co Ltd	4,645
116,400		Tachi-S Co Ltd	1,950
17,500		Taiho Kogyo Co Ltd	202
2,722,227	*	Tata Motors Ltd	10,702
13,500		Teikoku Piston Ring Co Ltd	314
77,476		Tenneco, Inc	3,406
160,944	*,e,n	Tesla, Inc	55,196
20,350		Thal Ltd	80
80,146		Thor Industries, Inc	7,805
6,544,000		Tianneng Power International Ltd	10,158
100,486		Tofas Turk Otomobil Fabrik	526
318,363		Tokai Rika Co Ltd	6,036
21,700		Tokai Rubber Industries, Inc	222
880,699		Tong Yang Industry Co Ltd	1,355
129,400		Topre Corp	3,252
30,048		Tower International, Inc	956
59,600		Toyo Tire & Rubber Co Ltd	869
44,015		Toyoda Gosei Co Ltd	1,114
45,800		Toyota Boshoku Corp	840
104,405		Toyota Industries Corp	5,844
5,027,689		Toyota Motor Corp	325,136
224,800		TS Tech Co Ltd	9,365
97,469		Tube Investments of India Ltd	329
41,089		Tung Thih Electronic Co Ltd	142
40,400		Tupy S.A.	187
127,000		TYC Brother Industrial Co Ltd	134
349,241		UMW Holdings BHD	517
33,500		Unipres Corp	655
226,952		Valeo S.A.	12,374
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,176	*	Visteon Corp	$4,934
96,314		Volkswagen AG.	15,833
238,255		Volkswagen AG. (Preference)	39,362
6,823		WABCO India Ltd	700
82,183		Winnebago Industries, Inc	3,337
560,000	e	Xin Point Holdings Ltd	369
4,058,247		Xingda International Holdings Ltd	1,186
6,306,785		Xinyi Glass Holdings Co Ltd	7,650
2,440,000	e,g	Yadea Group Holdings Ltd	904
144,762		Yamaha Motor Co Ltd	3,634
27,800	e	Yokohama Rubber Co Ltd	577
149,200		Yorozu Corp	2,292
551,000		Yulon Motor Co Ltd	381
		TOTAL AUTOMOBILES & COMPONENTS	2,132,829

BANKS - 8.2%
11,253	e	1st Constitution Bancorp	258
24,222		1st Source Corp	1,294
97,106		77 Bank Ltd	2,109
33,362		Aareal Bank AG.	1,464
796,322	g	ABN AMRO Group NV (ADR)	20,594
2,861,120	*	Abu Dhabi Commercial Bank PJSC	5,499
21,925		Access National Corp	627
10,186		ACNB Corp	347
77,265,649		Agricultural Bank of China	36,062
3,194,801		AIB Group plc	17,301
4,900		Aichi Bank Ltd	212
6,628,114		Akbank TAS	10,833
7,700		Akita Bank Ltd	214
217,195		Albaraka Turk Katilim Bankasi AS	64
129,677	*	Alior Bank S.A.	2,296
124,084	*	Allahabad Bank	76
17,546	*	Allegiance Bancshares, Inc	761
965,256		Alliance Financial Group BHD	966
1,431,371	*	Alpha Bank AE	3,190
315,270	*,†,m	Amagerbanken AS	0
11,996		American National Bankshares, Inc	480
60,631		Ameris Bancorp	3,235
11,926	e	Ames National Corp	368
473,336	*	Amlak Finance PJSC	92
1,371,538		AMMB Holdings BHD	1,272
11,100		Aomori Bank Ltd	335
119,894		Aozora Bank Ltd	4,550
17,062		Arrow Financial Corp	621
17,000	*	Aruhi Corp	355
2,044,160		Ashikaga Holdings Co Ltd	6,857
1,042,782		Associated Banc-Corp	28,468
62,664	*	Atlantic Capital Bancshares, Inc	1,231
3,627		Auburn National Bancorporation, Inc	180
4,012,923		Australia & New Zealand Banking Group Ltd	83,989
91,721		Awa Bank Ltd	564
1,781,539		Axis Bank Ltd	13,301
64,596	e	Banc of California, Inc	1,263
22,684,445		Banca Intesa S.p.A.	65,632
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,635,178		Banca Intesa S.p.A. RSP	$7,962
189,897	*,e	Banca Monte dei Paschi di Siena S.p.A	546
2,824,823	e	Banca Popolare dell’Emilia Romagna Scrl	15,413
265,248	e	Banca Popolare di Sondrio SCARL	1,064
34,835		Bancfirst Corp	2,062
852,452	e	Banche Popolari Unite Scpa	3,265
557,762		Banco ABC Brasil S.A.	2,169
2,438,500		Banco Bilbao Vizcaya Argentaria S.A.	17,198
2,718,112	*,e	Banco BPM S.p.A	7,896
1,015,970	*	Banco Bradesco S.A.	6,391
4,217,172	*	Banco Bradesco S.A. (Preference)	29,270
5,363,842	*	Banco Comercial Portugues S.A.	1,604
22,307,367		Banco de Chile	3,437
39,815		Banco de Credito e Inversiones	2,649
1,706,400		Banco de Oro Universal Bank	4,012
1,006,158		Banco de Sabadell S.A.	1,680
702,700	g	Banco del Bajio S.A.	1,463
3,473,332		Banco do Brasil S.A.	25,675
1,339,300		Banco do Estado do Rio Grande do Sul	5,097
16,063,377	*,†,m	Banco Espirito Santo S.A.	188
4,733,565	*	Banco Itau Holding Financeira S.A.	49,268
1,442,048		Banco Santander Brasil S.A.	10,902
60,882,306		Banco Santander Chile S.A.	4,777
1,674,704		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,262
18,417,747		Banco Santander S.A.	98,433
218,368		BanColombia S.A.	2,631
943,451		BanColombia S.A. (Preference)	11,498
183,881		BancorpSouth Bank	6,059
175,400		Bangkok Bank PCL (ADR)	1,036
710,600		Bangkok Bank PCL (Foreign)	4,252
396,000		Bank Alfalah Ltd	170
10,896		Bank Handlowy w Warszawie S.A.	206
520,055		Bank Hapoalim Ltd	3,526
1,974,967		Bank Leumi Le-Israel	11,686
524,790	*	Bank Millennium S.A.	1,124
31,693,894		Bank of America Corp	893,451
107,300	*	Bank of Beijing Co Ltd	98
170,085,372		Bank of China Ltd	84,349
23,233		Bank of Commerce Holdings	296
21,615,946		Bank of Communications Co Ltd	16,544
1,068,179		Bank of East Asia Ltd	4,257
132,325		Bank of Georgia Group plc	3,282
27,443		Bank of Hawaii Corp	2,289
7,650,882		Bank of Ireland Group plc	59,373
8,700		Bank of Iwate Ltd	334
315,000		Bank of Kaohsiung	97
384,484		Bank of Kyoto Ltd	17,752
10,714		Bank of Marin Bancorp	866
796,580		Bank of Montreal	61,574
7,099	e	Bank of Nagoya Ltd	246
134,300		Bank of Nanjing Co Ltd	157
49,700	*	Bank of Ningbo Co Ltd	122
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,505,300		Bank of Nova Scotia	$85,235
495,096		Bank of NT Butterfield & Son Ltd	22,636
41,100		Bank of Okinawa Ltd	1,505
8,861	*	Bank of Princeton	295
252,632		Bank of Queensland Ltd	1,902
23,154		Bank of Saga Ltd	518
41,400		Bank of Shanghai Co Ltd	98
233,353		Bank of the Ozarks, Inc	10,510
1,257,088		Bank of the Philippine Islands	2,086
122,100		Bank of the Ryukyus Ltd	1,797
154,435		Bank Pekao S.A.	4,648
75,829,557		Bank Rakyat Indonesia	14,998
29,730		Bank Zachodni WBK S.A.	2,632
59,090		BankFinancial Corp	1,043
794,998		Bankia S.A.	2,965
546,500		Bankinter S.A.	5,303
252,368		BankUnited	10,309
8,668		Bankwell Financial Group, Inc	279
77,123		Banner Corp	4,637
1,762		Banque Cantonale Vaudoise	1,354
35,312		Bar Harbor Bankshares	1,070
1,890,812	*	Barclays Africa Group Ltd	21,956
3,456,036		Barclays plc	8,542
216,813	g	BAWAG Group AG.	10,088
15,798	*,e	Baycom Corp	391
905,974		BB&T Corp	45,697
272,020	e	BBVA Banco Frances S.A. (ADR)	3,362
18,809		BCB Bancorp, Inc	282
362,722		Bendigo Bank Ltd	2,906
328,366		Beneficial Bancorp, Inc	5,320
123,174		Berkshire Hills Bancorp, Inc	5,001
89,143		Blue Hills Bancorp, Inc	1,979
1,081,913		BNP Paribas	66,924
4,221,432		BOC Hong Kong Holdings Ltd	19,840
90,110	*,e	BofI Holding, Inc	3,686
26,050		BOK Financial Corp	2,449
124,131		Boston Private Financial Holdings, Inc	1,974
13,243		BRE Bank S.A.	1,408
33,392		Bridge Bancorp, Inc	1,200
19,006	*	Bridgewater Bancshares, Inc	242
166,539		Brookline Bancorp, Inc	3,098
29,583		Bryn Mawr Bank Corp	1,370
815,861		BS Financial Group, Inc	6,836
12,755	*	BSB Bancorp, Inc	439
4,931,109		Bumiputra-Commerce Holdings BHD	6,648
14,658	e	Business First Bancshares, Inc	386
26,000	*	Byline Bancorp, Inc	581
4,761		C&F Financial Corp	298
214,347	e	Cadence BanCorp	6,188
6,245,266		CaixaBank S.A.	26,881
5,700	e	Cambridge Bancorp	493
22,557		Camden National Corp	1,031
23,578		Can Fin Homes Ltd	117
507,020		Canadian Imperial Bank of Commerce	44,105
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,903	e	Canadian Western Bank	$1,368
413,600		Canara Bank	1,522
17,357		Capital City Bank Group, Inc	410
37,869		Capitec Bank Holdings Ltd	2,386
192,976		Capitol Federal Financial	2,540
12,379	*	Capstar Financial Holdings, Inc	229
29,699		Carolina Financial Corp	1,275
452,420		Cathay General Bancorp	18,318
7,165	e	CB Financial Services, Inc	246
28,261	e	CBTX, Inc	934
535,197		Centerstate Banks of Florida, Inc	15,960
343,730		Central Pacific Financial Corp	9,848
17,511		Central Valley Community Bancorp	371
4,648		Century Bancorp, Inc	355
5,055,885		Chang Hwa Commercial Bank	2,931
77,916	*,g	Charter Court Financial Services Group plc	343
31,461		Charter Financial Corp	760
108,198		Chemical Financial Corp	6,023
4,621		Chemung Financial Corp	232
1,127,532		Chiba Bank Ltd	7,952
31,000		Chiba Kogyo Bank Ltd	135
7,616,481		China Citic Bank	4,757
144,495,359		China Construction Bank	132,219
212,600	*	China Construction Bank Corp	210
18,914,861		China Development Financial Holding Corp	6,905
3,142,685		China Everbright Bank Co Ltd	1,348
4,868,896		China Merchants Bank Co Ltd	17,910
159,600	*	China Merchants Bank Co Ltd (Class A)	636
150,000	*	China Minsheng Banking Corp Ltd	158
6,811,572	e	China Minsheng Banking Corp Ltd	4,867
37,810,781		Chinatrust Financial Holding Co	27,168
212,000		Chong Hing Bank Ltd	411
11,361,584		Chongqing Rural Commercial Bank	6,744
607,700		Chugoku Bank Ltd	6,132
5,200		Chukyo Bank Ltd	109
282,149		CIT Group, Inc	14,223
10,239,190	n	Citigroup, Inc	685,207
18,083		Citizens & Northern Corp	468
4,547,897		Citizens Financial Group, Inc	176,913
22,368		City Holding Co	1,683
89,765	*	City Union Bank Ltd	243
14,820	e	Civista Bancshares, Inc	359
21,667		CNB Financial Corp	651
147,441		CoBiz, Inc	3,167
12,752		Codorus Valley Bancorp, Inc	391
18,502	*,e	Collector AB	125
111,346		Columbia Banking System, Inc	4,554
75,329	*,e	Columbia Financial, Inc	1,247
20,185		Comdirect Bank AG.	292
2,269,653		Comerica, Inc	206,357
63,910		Commerce Bancshares, Inc	4,136
15,245	e	Commerce Union Bancshares, Inc	428
169,912	*	Commercial Bank of Qatar QSC	1,778
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,124,784		Commercial International Bank	$5,368
1,427,784	*	Commerzbank AG.	13,620
1,290,665		Commonwealth Bank of Australia	69,609
76,433		Community Bank System, Inc	4,515
34,977	*,e	Community Bankers Trust Corp	313
6,461		Community Financial Corp	228
33,751		Community Trust Bancorp, Inc	1,686
1,540,629		Concordia Financial Group Ltd	7,829
143,077		ConnectOne Bancorp, Inc	3,563
232,130,464		Corpbanca S.A.	2,269
8,348		County Bancorp, Inc	230
91,341		Credicorp Ltd (NY)	20,563
4,652,012		Credit Agricole S.A.	61,744
52,634		Credito Emiliano S.p.A.	390
3,941,275	*	Credito Valtellinese S.p.A	443
32,016		Cullen/Frost Bankers, Inc	3,465
227,856	*	Customers Bancorp, Inc	6,467
157,879		CVB Financial Corp	3,540
721,193	e	CYBG plc	3,021
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	66
1,237,627		Dah Sing Banking Group Ltd	2,590
420,708		Dah Sing Financial Holdings Ltd	2,453
13,100		Daishi Bank Ltd	520
841,884		Danske Bank AS	26,228
1,619,260		DBS Group Holdings Ltd	31,490
338,347	g	Deutsche Pfandbriefbank AG.	4,721
100,797		Development Credit Bank Ltd	243
664,610		Dewan Housing Finance Corp Ltd	6,181
164,724		DGB Financial Group Co Ltd	1,515
47,663		Dime Community Bancshares	929
912,923		DNB NOR Holding ASA	17,777
346,034	*	Doha Bank QSC	2,542
5,508,189	*	Dubai Islamic Bank PJSC	7,303
8,993,093		E.Sun Financial Holding Co Ltd	6,262
169,063	*	Eagle Bancorp, Inc	10,364
389,782		East West Bancorp, Inc	25,414
424,100		EastWest Banking Corp	112
37,300		Ehime Bank Ltd	433
68,000		Eighteenth Bank Ltd	177
10,703	*	Entegra Financial Corp	314
13,845		Enterprise Bancorp, Inc	560
68,100		Enterprise Financial Services Corp	3,674
6,942		Equitable Group, Inc	314
20,091	*	Equity Bancshares, Inc	833
880,719		Erste Bank der Oesterreichischen Sparkassen AG.	36,717
9,158	*,e	Esquire Financial Holdings, Inc	242
13,409		ESSA Bancorp, Inc	212
597,350	*	Essent Group Ltd	21,397
1,775,832	*	Eurobank Ergasias S.A.	1,846
7,447		Evans Bancorp, Inc	343
2,138,074		Far Eastern International Bank	708
13,813	e	Farmers & Merchants Bancorp, Inc	557
11,000		Farmers Capital Bank Corp	573
47,071		Farmers National Banc Corp	751
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,708		FB Financial Corp	$802
307,286	*	FCB Financial Holdings, Inc	18,068
76,123		Federal Agricultural Mortgage Corp (Class C)	6,811
910,644		Federal Bank Ltd	1,090
4,285	e	Fidelity D&D Bancorp, Inc	266
37,947		Fidelity Southern Corp	964
1,367,287		Fifth Third Bancorp	39,241
42,725		Financial Institutions, Inc	1,406
1,033,275		FinecoBank Banca Fineco S.p.A	11,632
63,892		First Bancorp (NC)	2,614
1,690,846	*	First Bancorp (Puerto Rico)	12,935
14,786		First Bancorp, Inc	417
21,463		First Bancshares, Inc	772
25,199		First Bank	350
171,739		First Busey Corp	5,448
12,878		First Business Financial Services, Inc	335
9,007	e	First Choice Bancorp	275
2,931		First Citizens Bancshares, Inc (Class A)	1,182
151,377		First Commonwealth Financial Corp	2,348
24,057		First Community Bancshares, Inc	766
11,002		First Community Corp	276
21,188		First Connecticut Bancorp	648
30,295		First Defiance Financial Corp	2,032
197,954		First Financial Bancorp	6,067
98,899	e	First Financial Bankshares, Inc	5,034
23,063		First Financial Corp	1,046
9,643,568		First Financial Holding Co Ltd	6,511
13,368		First Financial Northwest, Inc	261
83,377	*	First Foundation, Inc	1,546
7,015	e	First Guaranty Bancshares, Inc	183
391,593		First Hawaiian, Inc	11,364
621,118		First Horizon National Corp	11,081
190,935		First International Bank Of Israel Ltd	3,992
12,110		First Internet Bancorp	413
138,112		First Interstate Bancsystem, Inc	5,828
184,074		First Merchants Corp	8,541
18,144		First Mid-Illinois Bancshares, Inc	713
156,106		First Midwest Bancorp, Inc	3,976
11,825	e	First National Financial Corp	257
16,366	*	First Northwest Bancorp	261
58,448		First of Long Island Corp	1,452
117,827		First Republic Bank	11,404
2,796		First Savings Financial Group, Inc	205
10,486	*	First United Corp	214
43,835	*	Flagstar Bancorp, Inc	1,502
65,986		Flushing Financial Corp	1,722
8,093		FNB Bancorp	297
642,111		FNB Corp	8,617
19,138	*,e	Franklin Financial Network, Inc	720
4,848		FS Bancorp, Inc	307
2,986,812		Fukuoka Financial Group, Inc	14,989
299,110		Fulton Financial Corp	4,935
261,576	e	Genworth MI Canada, Inc	8,512
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,063	e	Genworth Mortgage Insurance Australia Ltd	$287
31,375		German American Bancorp, Inc	1,125
270,499	*	Get Bank S.A.	72
129,083		Glacier Bancorp, Inc	4,993
27,182		Great Southern Bancorp, Inc	1,555
218,261		Great Western Bancorp, Inc	9,165
194,698		Green Bancorp, Inc	4,205
4,883	e	Greene County Bancorp, Inc	166
198,132		Gruh Finance Ltd	880
3,833,339	*	Grupo Aval Acciones y Valores	1,609
3,040,968	e	Grupo Financiero Banorte S.A. de C.V.	17,926
54,000	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	1,781
1,924,265	e	Grupo Financiero Inbursa S.A.	2,694
298,900		Grupo Financiero Interacciones S.A. de C.V.	1,431
546,300	e	Grupo Supervielle S.A. (ADR)	5,780
38,719		Guaranty Bancorp	1,154
11,840		Guaranty Bancshares, Inc	390
471,383		Gunma Bank Ltd	2,468
262,800		Habib Bank Ltd	360
217,600		Hachijuni Bank Ltd	927
290,954		Hana Financial Group, Inc	11,173
398,719		Hancock Holding Co	18,600
841,373		Hang Seng Bank Ltd	21,009
98,722		Hanmi Financial Corp	2,799
21,823	*	HarborOne Bancorp, Inc	413
40,511		HDFC Bank Ltd	1,248
44,603		Heartland Financial USA, Inc	2,446
196,124		Heritage Commerce Corp	3,332
51,256		Heritage Financial Corp	1,786
329,147		Hilltop Holdings, Inc	7,264
1,914		Hingham Institution for Savings	420
167,800		Hiroshima Bank Ltd	1,113
11,300		Hokkoku Bank Ltd	444
16,100		Hokuetsu Bank Ltd	320
70,300		Hokuhoku Financial Group, Inc	933
11,677		Home Bancorp, Inc	544
434,581		Home Bancshares, Inc	9,804
31,707	*,e	Home Capital Group, Inc	362
41,992	*	HomeStreet, Inc	1,132
52,133	*	HomeTrust Bancshares, Inc	1,468
742,516		Hong Leong Bank BHD	3,348
159,820		Hong Leong Credit BHD	712
197,765		Hope Bancorp, Inc	3,526
107,728		Horizon Bancorp	2,229
1,981,058		Housing Development Finance Corp	55,201
19,718	*	Howard Bancorp, Inc	355
11,970,967		HSBC Holdings plc	111,861
6,792,975		Hua Nan Financial Holdings Co Ltd	3,952
121,400		Huaxia Bank Co Ltd	136
9,796,390		Huntington Bancshares, Inc	144,595
127,992		Hyakugo Bank Ltd	502
150,000		Hyakujushi Bank Ltd	492
209,264		IBERIABANK Corp	15,862
3,928,683		ICICI Bank Ltd	15,802
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,989,189		ICICI Bank Ltd (ADR)	$24,003
872,396		IDFC Bank Ltd	495
17,992	*,e	Impac Mortgage Holdings, Inc	171
52,334		Independent Bank Corp (MA)	4,103
97,088		Independent Bank Corp (MI)	2,476
53,033		Independent Bank Group, Inc	3,543
72,595		Indian Bank	365
94,780,706		Industrial & Commercial Bank of China	70,691
42,200		Industrial & Commercial Bank of China Ltd	34
123,140		Industrial Bank Co Ltd	267
218,961		Industrial Bank of Korea	3,020
14,272,537		ING Groep NV	204,875
102,148		International Bancshares Corp	4,372
12,065	e	Investar Holding Corp	334
6,349,885	*	Investimentos Itau S.A. - PR	15,040
884,686		Investors Bancorp, Inc	11,315
541,290	*,†,m	Irish Bank Resolution Corp Ltd	0
2,081,885		Israel Discount Bank Ltd	6,083
137,300		Iyo Bank Ltd	905
128,821	*	Jammu & Kashmir Bank Ltd	95
290,174		Japan Post Bank Co Ltd	3,374
96,638		JB Financial Group Co Ltd	482
96,200		Jimoto Holdings Inc	146
12,609,260		JPMorgan Chase & Co	1,313,885
16,455		Juroku Bank Ltd	433
50,847		Jyske Bank	2,779
131,140	*	Kansai Mirai Financial Group, Inc	994
847,022		Karnataka Bank Ltd	1,361
509,465		Karur Vysya Bank Ltd	772
200,000		Kasikornbank PCL - NVDR	1,170
1,733,797		Kasikornbank PCL (Foreign)	10,450
743,663		KB Financial Group, Inc	35,005
319,304		KBC Groep NV	24,523
398,051		Kearny Financial Corp	5,354
735,000		Keiyo Bank Ltd	3,152
1,261,741		Keycorp	24,654
583,632		Kiatnakin Bank PCL (Foreign)	1,193
566,000		King’s Town Bank	607
43,000		Kiyo Bank Ltd	707
10,405		KJB Financial Group Co Ltd	100
72,768		Komercni Banka AS	3,056
3,888,024		Krung Thai Bank PCL (Foreign)	1,959
202,900		Kyushu Financial Group, Inc	976
97,667		Lakeland Bancorp, Inc	1,939
67,304		Lakeland Financial Corp	3,243
28,479	e	Laurentian Bank of Canada	972
12,136		LCNB Corp	239
261,371		LegacyTexas Financial Group, Inc	10,199
11,795	*,e	LendingTree, Inc	2,522
2,039		Level One Bancorp, Inc	55
1,076,232	*	Liberbank S.A.	550
892,677		LIC Housing Finance Ltd	6,113
38,419		Live Oak Bancshares, Inc	1,178
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,119,228		Lloyds TSB Group plc	$98,835
24,063		Luther Burbank Corp	277
68,657		M&T Bank Corp	11,682
49,444		Macatawa Bank Corp	600
3,298,488		Malayan Banking BHD	7,346
1,017,237		Malaysia Building Society	291
10,577	*,e	Malvern Bancorp, Inc	258
343,237	*	Masraf Al Rayan	3,293
250,025		MB Financial, Inc	11,676
24,679		MBT Financial Corp	263
154,700		MCB Bank Ltd	252
6,525,929		Mediobanca S.p.A.	60,365
11,135,734		Mega Financial Holding Co Ltd	9,818
53,728		Mercantile Bank Corp	1,986
49,586		Merchants Bancorp	1,415
257,891		Meridian Bancorp, Inc	4,939
26,855		Meta Financial Group, Inc	2,616
44,042	*,e	Metro Bank plc	1,874
4,793,844		Metropolitan Bank & Trust	6,589
32,365	*	Metropolitan Bank Holding Corp	1,699
562,605	*	MGIC Investment Corp	6,031
7,212	e	Mid Penn Bancorp, Inc	252
3,774		Middlefield Banc Corp	191
31,930		Midland States Bancorp, Inc	1,094
22,887	e	Midsouth Bancorp, Inc	303
16,500		MidWestOne Financial Group, Inc	557
8,714,913		Mitsubishi UFJ Financial Group, Inc	49,369
619,855		Mitsui Trust Holdings, Inc	24,455
8,900		Miyazaki Bank Ltd	271
48,474		Mizrahi Tefahot Bank Ltd	892
10,850,658		Mizuho Financial Group, Inc	18,278
3,188,932	g	Moneta Money Bank AS	10,941
14,968		Musashino Bank Ltd	444
9,418		MutualFirst Financial, Inc	356
12,904		MVB Financial Corp	233
50,392		Nanto Bank Ltd	1,283
1,826,925		National Australia Bank Ltd	37,095
250,418		National Bank Holdings Corp	9,664
2,087,007		National Bank of Abu Dhabi PJSC	6,903
336,342	e	National Bank of Canada	16,149
5,322,560	*	National Bank of Greece S.A.	1,624
314,500		National Bank Of Pakistan	123
9,882	e	National Bankshares, Inc	459
39,939	*	National Commerce Corp	1,849
286,974	*,e	Nationstar Mortgage Holdings, Inc	5,031
64,072		NBT Bancorp, Inc	2,444
205,143		Nedbank Group Ltd	3,726
368,404		New York Community Bancorp, Inc	4,067
19,561	*	Nicolet Bankshares, Inc	1,078
99,160		Nishi-Nippon Financial Holdings, Inc	1,156
109,035	*	NMI Holdings, Inc	1,777
670,419		Nordea Bank AB	6,431
174,200		North Pacific Bank Ltd	581
10,753		Northeast Bancorp	234
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,040		Northfield Bancorp, Inc	$1,114
10,108		Northrim BanCorp, Inc	400
141,898		Northwest Bancshares, Inc	2,468
171,264	*	Norwegian Finans Holding ASA	1,896
8,643	e	Norwood Financial Corp	311
10,636	e	Oak Valley Bancorp	243
746,000		O-Bank Co Ltd	207
168,045		OceanFirst Financial Corp	5,035
1,819	e	Oconee Federal Financial Corp	53
367	*	Ocwen Financial Corp	1
206,438	e	OFG Bancorp	2,900
148,000		Ogaki Kyoritsu Bank Ltd	3,754
5,898	e	Ohio Valley Banc Corp	309
33,300		Oita Bank Ltd	1,130
23,654		Old Line Bancshares, Inc	826
229,629		Old National Bancorp	4,271
42,361		Old Second Bancorp, Inc	610
852,274		OneSavings Bank plc	4,599
19,043	*,e	OP Bancorp	242
30,741		Opus Bank	882
46,428	e	Origin Bancorp, Inc	1,901
57,010		Oritani Financial Corp	924
11,429		Orrstown Financial Services, Inc	297
352,929		OTP Bank	12,743
3,246,125		Oversea-Chinese Banking Corp	27,650
24,353	*	Pacific Mercantile Bancorp	237
69,259	*	Pacific Premier Bancorp, Inc	2,642
357,320		PacWest Bancorp	17,659
620,111		Paragon Group of Cos plc	3,910
20,373		Park National Corp	2,270
8,824		Parke Bancorp, Inc	209
26,928		PCSB Financial Corp	535
13,480	*	PDL Community Bancorp	212
59,177		Peapack Gladstone Financial Corp	2,047
6,849		Penns Woods Bancorp, Inc	307
29,831	*	PennyMac Financial Services, Inc	586
7,870	e	Peoples Bancorp of North Carolina, Inc	252
45,714		Peoples Bancorp, Inc	1,727
10,720	e	Peoples Financial Services Corp	504
259,194		People’s United Financial, Inc	4,689
25,270		People’s Utah Bancorp	902
4,190,520	*,e	Permanent TSB Group Holdings plc	9,737
327,976	*	PHH Corp	3,562
3,000,000		Philippine National Bank	2,705
173,200		Ping An Bank Co Ltd	237
159,927		Pinnacle Financial Partners, Inc	9,812
287,878	*	Piraeus Bank S.A.	974
1,978,987		PNC Financial Services Group, Inc	267,361
248,717		Popular, Inc	11,244
3,110,000	g	Postal Savings Bank of China Co Ltd	2,019
1,019,922	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	10,020
51,425		Preferred Bank	3,161
16,621		Premier Financial Bancorp, Inc	310
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

131,363		Prosperity Bancshares, Inc	$8,980
7,835	*	Provident Bancorp, Inc	205
218,407		Provident Financial Services, Inc	6,013
13,416		Prudential Bancorp, Inc	259
61,449,100		PT Bank Bukopin Tbk	1,483
12,527,174		PT Bank Central Asia Tbk	18,708
2,912,157		PT Bank Danamon Indonesia Tbk	1,296
1,637,400		PT Bank Jabar Banten Tbk	239
16,216,991		PT Bank Mandiri Persero Tbk	7,759
7,360,819		PT Bank Negara Indonesia	3,617
44,500,000	*	PT Bank Pan Indonesia Tbk	2,640
42,509,600		PT Bank Pembangunan Daerah Jawa Timur Tbk	2,015
3,161,400		PT Bank Tabungan Negara Tbk	540
3,022,984		Public Bank BHD	17,488
104,992	*	Qatar First Bank	149
172,948	*	Qatar Islamic Bank SAQ	5,510
443,507	*	Qatar National Bank	18,524
76,996		QCR Holdings, Inc	3,653
597,098		Radian Group, Inc	9,685
88,225	*	Raiffeisen International Bank Holding AG.	2,703
21,103		RBB Bancorp	678
64,538	g	RBL Bank Ltd	520
987,800	e	Regional SAB de C.V.	5,304
1,863,859		Regions Financial Corp	33,139
73,172		Renasant Corp	3,331
14,948		Republic Bancorp, Inc (Class A)	677
71,815	*,e	Republic First Bancorp, Inc	564
2,189,155		Resona Holdings, Inc	11,668
1,032,402		RHB Capital BHD	1,393
32,094		Riverview Bancorp, Inc	271
5,200	*,†,m	Roskilde Bank	0
1,829,474		Royal Bank of Canada	137,755
2,087,133	*	Royal Bank of Scotland Group plc	7,026
52,360		S&T Bancorp, Inc	2,264
21,400	*	San ju San Financial Group, Inc	387
170,153		Sandy Spring Bancorp, Inc	6,978
77,900		San-In Godo Bank Ltd	695
11,036	e	SB One Bancorp	328
243,809		Sberbank of Russia (ADR)	3,500
4,068,013		Sberbank of Russian Federation (ADR)	58,191
69,707	*	Seacoast Banking Corp of Florida	2,201
222,050		Security Bank Corp	830
17,255	*,e	Select Bancorp, Inc	232
128,580		Senshu Ikeda Holdings, Inc	434
70,800		ServisFirst Bancshares, Inc	2,954
658,193		Seven Bank Ltd	2,010
160,700	*	Shanghai Pudong Development Bank Co Ltd	232
289,000		Shiga Bank Ltd	1,478
34,100		Shikoku Bank Ltd	420
1,112,948		Shinhan Financial Group Co Ltd	43,091
158,457		Shinsei Bank Ltd	2,431
1,256,200		Shizuoka Bank Ltd	11,295
26,275		Shore Bancshares, Inc	500
17,406		SI Financial Group, Inc	257
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,192,953		Siam Commercial Bank PCL (ADR)	$7,829
1,730,317		Siam Commercial Bank PCL (Foreign)	6,178
20,504		Sierra Bancorp	579
147,391	*	Signature Bank	18,848
141,417		Simmons First National Corp (Class A)	4,228
10,217,666		SinoPac Financial Holdings Co Ltd	3,683
51,319	g	Skandiabanken ASA	539
959,859		Skandinaviska Enskilda Banken AB (Class A)	9,084
17,149	*	SmartFinancial, Inc	442
544,580		Societe Generale	22,889
2,917,528		South Indian Bank Ltd	951
91,931		South State Corp	7,929
9,746	*	Southern First Bancshares, Inc	431
10,676		Southern Missouri Bancorp, Inc	417
43,732		Southern National Bancorp of Virginia, Inc	780
49,901		Southside Bancshares, Inc	1,681
232,539		Spar Nord Bank AS	2,485
26,134	e	Sparebank Oestlandet	279
237,275		Sparebanken Midt-Norge	2,457
280,652		Sparebanken Nord-Norge	2,095
3,193	*,e	Spirit of Texas Bancshares, Inc	66
2,209		St Galler Kantonalbank	1,148
2,166,916		Standard Bank Group Ltd	30,255
1,646,405		Standard Chartered plc	14,955
98,549		State Bank & Trust Co	3,292
1,778,481	*	State Bank of India	6,742
35,767		Sterling Bancorp, Inc	478
149,651		Sterling Bancorp/DE	3,517
72,541		Stock Yards Bancorp, Inc	2,767
2,963,189		Sumitomo Mitsui Financial Group, Inc	115,582
16,179		Summit Financial Group, Inc	434
4,079,587		SunTrust Banks, Inc	269,334
2,068,690		Suruga Bank Ltd	18,427
72,114	*	SVB Financial Group	20,824
278,067		Svenska Handelsbanken AB	3,080
471,593		Swedbank AB (A Shares)	10,048
125,687		Sydbank AS	4,309
327,806		Synovus Financial Corp	17,318
1,276,338		Taichung Commercial Bank	437
9,090,620		Taishin Financial Holdings Co Ltd	4,290
3,703,669		Taiwan Business Bank	1,142
13,156,005		Taiwan Cooperative Financial Holding	7,698
963,687		TCF Financial Corp	23,726
403,397		TCS Group Holding plc (ADR)	8,350
11,577		Territorial Bancorp, Inc	359
133,598	*	Texas Capital Bancshares, Inc	12,224
183,230		TFS Financial Corp	2,890
1,121,700		Thanachart Capital PCL	1,583
217,383	*	The Bancorp, Inc	2,274
115,467	e	Timbercreek Financial Corp	803
9,349		Timberland Bancorp, Inc	349
229,280		Tisco Bank PCL	581
9,901,387		TMB Bank PCL (Foreign)	688
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,000		Tochigi Bank Ltd	$260
104,500		Toho Bank Ltd	378
15,593		Tokyo TY Financial Group, Inc	374
253,300		Tomony Holdings, Inc	1,084
41,617		Tompkins Trustco, Inc	3,574
2,671,746		Toronto-Dominion Bank	154,637
36,800		Towa Bank Ltd	377
100,175		TowneBank	3,216
60,537		Trico Bancshares	2,267
82,118	*	Tristate Capital Holdings, Inc	2,143
79,793	*	Triumph Bancorp, Inc	3,252
136,524		Trustco Bank Corp NY	1,215
102,689		Trustmark Corp	3,351
2,664,024		Turkiye Garanti Bankasi AS	4,860
560,061		Turkiye Halk Bankasi AS	904
1,329,326		Turkiye Is Bankasi (Series C)	1,649
11,316,703		Turkiye Sinai Kalkinma Bankasi AS	2,389
4,199,984	*	Turkiye Vakiflar Bankasi Tao	4,481
163,147		UMB Financial Corp	12,437
572,993		Umpqua Holdings Corp	12,944
514,189	g	Unicaja Banco S.A.	881
5,010,877	e	UniCredit S.p.A.	83,052
130,708	*	Union Bank of India	156
99,600		Union Bankshares Corp	3,872
5,412	e	Union Bankshares, Inc	281
389,600		United Bank Ltd	542
153,688		United Bankshares, Inc	5,594
367,676		United Community Banks, Inc	11,277
100,131		United Community Financial Corp	1,100
121,687		United Financial Bancorp, Inc (New)	2,132
1,695,426		United Overseas Bank Ltd	33,228
22,184		United Security Bancshares	248
11,957		Unity Bancorp, Inc	272
43,183		Univest Corp of Pennsylvania	1,188
1,374,447		US Bancorp	68,750
13,207		Valiant Holding	1,493
613,693		Valley National Bancorp	7,462
290,706		Van Lanschot Kempen NV (ADR)	8,216
35,163	*	Veritex Holdings, Inc	1,092
635,712		Vijaya Bank	475
1,058,435		Virgin Money Holdings UK plc	5,096
4,396,033		VTB Bank OJSC (GDR)	6,695
229,488		Walker & Dunlop, Inc	12,771
128,576		Washington Federal, Inc	4,204
27,806		Washington Trust Bancorp, Inc	1,616
64,406		Waterstone Financial, Inc	1,098
53,018		Webster Financial Corp	3,377
10,705,400		Wells Fargo & Co	593,507
67,595	e	WesBanco, Inc	3,044
27,141		West Bancorporation, Inc	683
39,187	e	Westamerica Bancorporation	2,214
315,023	*	Western Alliance Bancorp	17,833
40,665		Western New England Bancorp, Inc	447
2,945,905		Westpac Banking Corp	63,976
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,599		Wintrust Financial Corp	$11,282
297,253	*,e	WMIH Corp	398
1,163,305		Woori Bank	16,968
155,826		WSFS Financial Corp	8,306
14,900	e	Yamagata Bank Ltd	316
315,492		Yamaguchi Financial Group, Inc	3,549
91,000		Yamanashi Chuo Bank Ltd	346
1,683,104	*	Yapi ve Kredi Bankasi	906
6,027,046		Yes Bank Ltd	29,949
2,593,451		Zions Bancorporation	136,649
		TOTAL BANKS	10,037,340

CAPITAL GOODS - 7.6%
1,463,354		3M Co	287,871
313,034		A.O. Smith Corp	18,516
214,404		Aalberts Industries NV	10,242
61,915		Aaon, Inc	2,059
64,265		AAR Corp	2,988
1,147,115		ABB Ltd	25,023
3,242,689	*,e	Abengoa S.A.	110
1,748,977		Aboitiz Equity Ventures, Inc	1,788
215,000		AcBel Polytech, Inc	133
158,037		ACS Actividades Construccion y Servicios S.A.	6,376
527,256		Acter Co Ltd	3,315
91,413		Actuant Corp (Class A)	2,683
28,226	e	Acuity Brands, Inc	3,271
534,264		Adani Enterprises Ltd	883
1,119,200	e	Advan Co Ltd	9,758
209,887		Advanced Drainage Systems, Inc	5,992
28,300		AECC Aviation Power Co Ltd	95
308,350	*	Aecom Technology Corp	10,185
36,357		Aecon Group, Inc	428
48,005	*	Aegion Corp	1,236
453,271	*	AerCap Holdings NV	24,545
106,423	*	Aerojet Rocketdyne Holdings, Inc	3,138
32,127	*	Aerovironment, Inc	2,295
24,712	*,e	AFG Arbonia-Forster Hldg	406
9,987		AG Growth International Inc	421
143,239		AGCO Corp	8,697
529,583	g	Ahlsell AB	3,117
40,450		AIA Engineering Ltd	887
115,599		Aica Kogyo Co Ltd	4,053
98,300		Aichi Corp	575
23,800		Aida Engineering Ltd	231
182,062		Air Lease Corp	7,641
1,259,312		Airbus SE	146,955
236,380		Aircastle Ltd	4,846
128,000		Airtac International Group	1,817
31,695		Alamo Group, Inc	2,864
38,022		Alarko Holding AS	38
43,672		Albany International Corp (Class A)	2,627
215,809		Alfa Laval AB	5,095
2,730,014		Alfa S.A. de C.V. (Class A)	3,175
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,752	e,g	Alimak Group AB	$471
234,127		Allegion plc	18,112
26,689,465	*	Alliance Global Group, Inc	5,811
24,050		Allied Motion Technologies, Inc	1,152
884,170		Allison Transmission Holdings, Inc	35,800
26,085		Alstom Projects India Ltd	304
44,478		Alstom RGPT	2,041
75,529		Alstom T&D India Ltd	320
43,884		Altra Holdings, Inc	1,891
372,524		Amada Co Ltd	3,575
22,671		Amara Raja Batteries Ltd	240
28,231	*	Ameresco, Inc	339
12,116	e	American Railcar Industries, Inc	478
21,480	*	American Woodmark Corp	1,967
259,741		Ametek, Inc	18,743
7,685		Andritz AG.	407
15,600		Anest Iwata Corp	168
41,783		Apogee Enterprises, Inc	2,013
215,143		Applied Industrial Technologies, Inc	15,092
11,653	*	Aprogen KIC, Inc	131
457,227		Arabtec Holding Co	238
41,003		Arcadis NV	737
1,265,371		Arconic, Inc	21,524
61,813		Argan, Inc	2,531
136,872	*	Armstrong Flooring, Inc	1,922
192,955	*	Armstrong World Industries, Inc	12,195
31,100		Asahi Diamond Industrial Co Ltd	219
262,629		Asahi Glass Co Ltd	10,215
390,885		Aselsan Elektronik Sanayi Ve Ticaret AS	1,965
3,468,401		Ashok Leyland Ltd	6,377
27,303		Ashoka Buildcon Ltd	91
1,459,022		Ashtead Group plc	43,449
935,957		Assa Abloy AB	19,853
74,771		Astec Industries, Inc	4,471
47,288		Astral Polytechnik Ltd	695
31,778	*	Astronics Corp	1,143
858,016		Asunaro Aoki Construction Co Ltd	7,253
627,301	*	Atkore International Group, Inc	13,029
647,462		Atlas Copco AB (A Shares)	18,751
228,443		Atlas Copco AB (B-Shares)	5,951
44,082	*	ATS Automation Tooling Systems, Inc	655
4,165	g	Aumann AG.	257
3,536,263		Austal Ltd	4,858
44,100		AVIC Aircraft Co Ltd	104
2,012,019		AviChina Industry & Technology Co	1,194
147,228	*	Axon Enterprise, Inc	9,302
38,610		AZZ, Inc	1,678
9,166		B&B Tools AB	97
86,283	e	Badger Daylighting Ltd	2,079
2,720,359		BAE Systems plc	23,143
498,147		Balfour Beatty plc	1,859
94,574	*,e	Ballard Power Systems, Inc	272
58,500		Bando Chemical Industries Ltd	645
142,000	*	Baoye Group Co Ltd	87
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

241,499		Barloworld Ltd	$2,278
179,037		Barnes Group, Inc	10,545
6,417		Bauer AG.	141
8,951		BayWa AG.	303
53	*,†,m	Beacon Power Corp	0	^
103,791	*	Beacon Roofing Supply, Inc	4,424
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	82
5,193		BEML Ltd	61
1,588,837	*	Berjaya Corp BHD	118
808,000		BES Engineering Corp	224
231,605		Besalco S.A.	211
16,915		BGF Co Ltd	164
1,044,114		Bharat Heavy Electricals	1,094
549,518		Bidvest Group Ltd	7,869
7,558		Biesse S.p.A.	294
1,983,656		Bizlink Holdings Inc	13,951
22,152	*,e	Blue Bird Corp	495
13,935		Blue Star Ltd	131
13,753	*,e	BlueLinx Holdings, Inc	516
189,393	*	BMC Stock Holdings, Inc	3,949
26,711		Bobst Group AG.	2,731
275,600	g	BOC Aviation Ltd	1,710
197,108		Bodycote plc	2,537
1,805,716		Boeing Co	605,836
8,059,569	*	Bombardier, Inc	31,879
51,178		Boskalis Westminster	1,487
13,425		Bossard Holding AG.	2,489
341,707		Bouygues S.A.	14,682
48,098		Brenntag AG.	2,672
144,393		Briggs & Stratton Corp	2,543
51		Brookfield Business Partners LP	2
4,355		Bucher Industries AG.	1,453
8,684		Budimex S.A.	286
45,696	e	Bufab AB	576
289,417	*	Builders FirstSource, Inc	5,293
30,400		Bunka Shutter Co Ltd	258
279,289		Bunzl plc	8,435
24,111		Burckhardt Compression Holding AG.	8,553
2,810	e	Burkhalter Holding AG.	238
138,836		BWX Technologies, Inc	8,652
145,747		CAE, Inc	3,028
50,111	e	Caesarstone Sdot-Yam Ltd	757
26,187	*	CAI International, Inc	609
9,211		Carbone Lorraine	366
27,440		Carborundum Universal Ltd	127
22,654		Cargotec Corp (B Shares)	1,143
92,850		Carlisle Cos, Inc	10,057
1,685,586		Caterpillar, Inc	228,683
121,300		Central Glass Co Ltd	2,544
2,492		Cera Sanitaryware Ltd	101
282,625		CH Karnchang PCL	204
400,000		CH Karnchang PCL (ADR)	289
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,557	*	Chart Industries, Inc	$2,872
208,730		Cheil Industries, Inc	21,825
164,114		Chemring Group plc	482
993,875		Chicony Power Technology Co Ltd	1,673
1,081,500		China Aircraft Leasing Group Holdings Ltd	1,107
48,800		China Avionics Systems Co Ltd	96
78,200	*	China Communications Construction Co Ltd	134
4,061,192		China Communications Construction Co Ltd	3,911
1,760,500		China Conch Venture Holdings Ltd	6,425
1,111,518		China Fangda Group Co Ltd	563
63,000		China Gezhouba Group Co Ltd	68
298,000	e	China High Speed Transmission Equipment Group Co Ltd	459
425,200		China International Marine Containers Group Co Ltd	556
70,000	*	China International Marine Containers Group Co Ltd	140
115,800		China National Chemical Engineering Co Ltd	117
76,600	*	China Nuclear Engineering Corp Ltd	91
3,463,443		China Railway Construction Corp	3,504
204,500		China Railway Construction Corp Ltd	265
5,298,127		China Railway Group Ltd	3,995
75,080	e	China Singyes Solar Technologies Holdings Ltd	23
32,000	*	China Spacesat Co Ltd	92
452,760		China State Construction Engineering Corp Ltd	372
1,904,685		China State Construction International Holdings Ltd	1,948
114,371		China Yuchai International Ltd	2,482
268,100	e	Chip Eng Seng Corp Ltd	165
672,800		Chiyoda Corp	5,834
4,600		Chiyoda Integre Co Ltd	101
15,444,000		Chongqing Machinery & Electric Co Ltd	1,393
17,500		Chudenko Corp	436
649,375		Chung Hsin Electric & Machinery Manufacturing Corp	447
354,836		CIMIC Group Ltd	11,092
166,616		CIR-Compagnie Industriali Riunite S.p.A.	204
24,493		CIRCOR International, Inc	905
8,611,796		Citic Pacific Ltd	12,115
1,671,000		Citic Resources Holdings Ltd	176
12,224		CJ Corp	1,558
2,879,725		CK Hutchison Holdings Ltd	30,485
31,900		CKD Corp	523
6,939,057		CNH Industrial NV	73,301
6,165,377	e	CNH Industrial NV (NYSE)	64,921
1,417,343	*	Cobham plc	2,397
17,099	*,g	Cochin Shipyard Ltd	110
689,331	*	Colfax Corp	21,128
48,390		Columbus McKinnon Corp	2,098
189,893		Comfort Systems USA, Inc	8,697
38,978	*	Commercial Vehicle Group, Inc	286
979,601		Compagnie de Saint-Gobain	43,636
5,321		Compagnie d’Entreprises CFE	659
351,500		COMSYS Holdings Corp	9,303
3,460,000		Concord New Energy Group Ltd	152
11,092		Construcciones y Auxiliar de Ferrocarriles S.A.	531
125,465	*	Continental Building Products Inc	3,958
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,583,450		Continental Engineering Corp	$683
2,224		Conzzeta AG.	2,560
4,151,400	*,e	Cosco Corp Singapore Ltd	1,136
16,585		Cosel Co Ltd	209
237,009		Costain Group plc	1,374
141,731		Cramo Oyj (Series B)	3,289
114,654		Crane Co	9,187
231,325	*	Crompton Greaves Ltd	189
3,720,321		CRRC Corp Ltd	2,882
174,200		CRRC Corp Ltd (Class A)	202
2,882		CS Wind Corp	71
234,590	*	CSBC Corp Taiwan	137
30,547	*	CSW Industrials, Inc	1,614
2,366,000		CTCI Corp	3,785
38,527		Cubic Corp	2,473
106,737		Cummins, Inc	14,196
91,335		Curtiss-Wright Corp	10,871
68,951		Daelim Industrial Co	4,737
4,400		Daetwyler Holding AG.	844
201,550	*	Daewoo Engineering & Construction Co Ltd	1,062
58,678		Daewoo International Corp	1,127
24,800		Dai-Dan Co Ltd	513
298,593		Daifuku Co Ltd	13,046
52,641		Daihen Corp	316
406,000		Daiho Corp	2,413
22,600		Daiichi Jitsugyo Co Ltd	662
222,250		Daikin Industries Ltd	26,562
16,800		Daiwa Industries Ltd	195
7,750		Danieli & Co S.p.A.	192
20,079		Danieli & Co S.p.A. (RSP)	354
5,970	e	Dassault Aviation S.A.	11,352
83,157		DCC plc	7,541
1,271,510		Deere & Co	177,757
7,900		Denyo Co Ltd	122
436,656		Deutz AG.	3,360
79,160	g	Dilip Buildcon Ltd	768
191,222		Diploma plc	3,309
55,495	*,e	DIRTT Environmental Solutions	271
32,994		DMC Global, Inc	1,481
3,395,880		DMCI Holdings, Inc	668
13,220		DMG Mori AG.	720
508,343	*	Dogan Sirketler Grubu Holdings	107
51,823		Donaldson Co, Inc	2,338
14,859		Dongkuk Structures & Construction Co Ltd	60
33,137		Doosan Bobcat, Inc	952
70,955	*	Doosan Heavy Industries and Construction Co Ltd	997
422,580	*	Doosan Infracore Co Ltd	3,660
32,713		Douglas Dynamics, Inc	1,570
1,082,038		Dover Corp	79,205
392,953	*	Drake & Scull International PJSC	81
2,218,508	*	Dubai Investments PJSC	1,148
41,543	*	Ducommun, Inc	1,375
47,126		Duerr AG.	2,182
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,012	*	DXP Enterprises, Inc	$917
45,937	*	Dycom Industries, Inc	4,342
1,377,900		Dynasty Ceramic PCL	92
5,800		e Tec E&C Ltd	751
8,205		Eastern Co	230
1,627,459		Eaton Corp	121,636
156,665		Ebara Corp	4,861
15,737		Eicher Motors Ltd	6,562
77,490		Eiffage S.A.	8,419
293,900		Ekovest BHD	48
16,627		Elbit Systems Ltd	1,958
22,857		Elco Holdings Ltd	429
3,508		Electra Israel Ltd	872
73,853		ElSwedy Cables Holding Co	824
73,149	*,e,g	Eltel AB	184
344,927		EMCOR Group, Inc	26,277
511,302		Emerson Electric Co	35,351
1,728,726		Empresa Brasileira de Aeronautica S.A.	10,821
79,316		Encore Wire Corp	3,764
35,968	*,e	Energous Corp	533
53,446	*,e	Energy Recovery, Inc	432
93,712		EnerSys	6,995
33,437	*	Engility Holdings, Inc	1,025
84,662		Engineers India Ltd	154
131,172	*	Enphase Energy, Inc	883
31,536		EnPro Industries, Inc	2,206
354,000	e	Enric Energy Equipment Holdings Ltd	336
5,608	e	EnviroStar, Inc	226
633,314	*	Epiroc AB	6,646
261,374	*	Epiroc AB	2,393
221,768		Equifax, Inc	27,745
58,890		ESCO Technologies, Inc	3,398
38,373		Escorts Ltd	489
39,466	*	Esterline Technologies Corp	2,913
1,407,110	*	Evoqua Water Technologies Corp	28,846
44,811		Exco Technologies Ltd	303
73,764	*	FACC AG.	1,370
168,529	*	Famur S.A.	226
57,700		Fangda Carbon New Material Co Ltd	211
27,677		Fanuc Ltd	5,486
3,381,517		Far Eastern Textile Co Ltd	3,202
482,426		Fastenal Co	23,219
10,310,000	*,e	FDG Electric Vehicles Ltd	157
59,000	*,e	FDK Corp	102
199,849		Federal Signal Corp	4,654
1,046		Feintool International Holding AG.	112
345,999		Ferguson plc	27,994
368,615		Ferrovial S.A.	7,543
11,963	*,e	FIGEAC-AERO	216
271,114		Fincantieri S.p.A	368
209,607		Finmeccanica S.p.A.	2,063
115,881		Finning International, Inc	2,860
115,852		Finolex Cables Ltd	983
264,000	e	First Tractor Co	87
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,893		Flowserve Corp	$3,106
24,108		FLSmidth & Co AS	1,438
27,291	e	Fluidra S.A.	436
272,291		Fluor Corp	13,282
76,451	*	Fomento de Construcciones y Contratas S.A.	961
1,625		Force Motors Ltd	60
1,188,667		Fortive Corp	91,658
348,819		Fortune Brands Home & Security, Inc	18,728
2,655,624	e	Fosun International	4,974
115,338	*	Foundation Building Materials, Inc	1,774
69,698		Franklin Electric Co, Inc	3,143
30,622		Freightcar America, Inc	514
224,800		Fudo Tetra Corp	420
124,998	*,e	FuelCell Energy, Inc	165
236,538		Fuji Electric Holdings Co Ltd	1,797
277,592		Fuji Machine Manufacturing Co Ltd	4,969
679,978		Fujikura Ltd	4,319
35,300		Fujitec Co Ltd	434
14,600		Fukuda Corp	879
6,900		Fukushima Industries Corp	316
25,200		Furukawa Co Ltd	373
145,300		Furukawa Electric Co Ltd	5,069
135,719	*	Futaba Corp/Chiba	2,374
64,938		Galliford Try plc	746
2,055,703		Gamuda BHD	1,662
191,485	*	Gardner Denver Holdings, Inc	5,628
78,463	*	Gates Industrial Corp plc	1,277
57,150	e	GATX Corp	4,242
54,838		Gayatri Projects Ltd	130
18,385		GEA Group AG.	619
6,274		Geberit AG.	2,686
6,900		Gecoss Corp	66
55,472	*	GEK Group of Cos S.A.	332
11,755	*	Gencor Industries, Inc	190
236,151	*	Generac Holdings, Inc	12,216
542,639		General Dynamics Corp	101,153
15,067,664	n	General Electric Co	205,071
14,962	*,e	General Finance Corp	203
14,277		Georg Fischer AG.	18,232
202,000		George Kent Malaysia BHD	60
47,735	*	Gibraltar Industries, Inc	1,790
7,600	e	Giken Seisakusho Co, Inc	176
21,467	g	Gima TT S.p.A	353
303,449		Global Brass & Copper Holdings, Inc	9,513
30,056		Glory Ltd	840
1,278,756	*	GMR Infrastructure Ltd	286
462,895	*	GMS, Inc	12,540
74,079		Godrej Industries Ltd	674
128,510		Gorman-Rupp Co	4,498
312,176		Graco, Inc	14,117
318,622	e	GrafTech International Ltd	5,732
357,901	e	Grafton Group plc	3,750
16,519		Graham Corp	426
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,066		Granite Construction, Inc	$11,971
34,325	*	Graphite India Ltd	421
88,680	*	Great Lakes Dredge & Dock Corp	466
37,730		Greaves Cotton Ltd	80
47,778		Greenbrier Cos, Inc	2,520
139,468		Griffon Corp	2,483
461,584		Grupo Carso S.A. de C.V. (Series A1)	1,558
113,600	e	Grupo Rotoplas SAB de C.V.	148
87,998		GS Engineering & Construction Corp	3,637
194,000		GS Yuasa Corp	883
1,382,493		Gunkul Engineering PCL	113
620,990		GWA International Ltd	1,560
48,085		H&E Equipment Services, Inc	1,808
738,813		Haitian International Holdings Ltd	1,741
22,116		Haldex AB	220
171,996		Hangzhou Steam Turbine Co	152
39,160	*	Hanjin Heavy Industries & Construction Co Ltd	105
20,900		Han’s Laser Technology Industry Group Co Ltd	167
330,179		Hanwa Co Ltd	12,570
111,457		Hanwha Corp	3,153
34,375		Hanwha Corp (3P)	472
710,100		HAP Seng Consolidated BHD	1,723
406,000	e	Harbin Power Equipment	119
19,700		Harmonic Drive Systems, Inc	831
286,876		Harris Corp	41,465
825,462	*	Harsco Corp	18,243
267,814		Havells India Ltd	2,123
246,900	e	Hazama Ando Corp	2,244
64,772	*,e	HC2 Holdings, Inc	379
2,109,407	*	HD Supply Holdings, Inc	90,472
36,537	*	HDC Hyundai Development Co-Engineering & Construction	1,767
4,714	*	HEG Ltd	227
72,581		HEICO Corp	5,293
276,798		HEICO Corp (Class A)	16,871
137,746	*	Heidelberger Druckmaschinen	377
333,511	*	Hellenic Technodomiki Tev S.A.	743
88,723	*	Herc Holdings, Inc	4,999
43,815		Hexcel Corp	2,908
7,600		Hibiya Engineering Ltd	151
206,424		Hillenbrand, Inc	9,733
313,705	*	Hindustan Construction Co	56
852,184		Hino Motors Ltd	9,087
4,500	e	Hirata Corp	322
11,400		Hisaka Works Ltd	108
83,167		Hitachi Construction Machinery Co Ltd	2,696
91,000		Hitachi Zosen Corp	428
190,977		Hiwin Technologies Corp	2,250
3,000,000	*	HNA International Investment Holdings Ltd	103
52,266		Hochtief AG.	9,425
35		Hock Seng Lee BHD	0	^
4,085,956		Honeywell International, Inc	588,582
458,000		Hong Kong International Construction Investment Management Group Co Ltd	110
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,100		Hong Leong Industries BHD	$116
1,255,300		Hopewell Holdings	4,283
26,809		Hoshizaki Electric Co Ltd	2,709
94,261		Hosken Consolidated Investments Ltd	961
4,200	*	Hosokawa Micron Corp	260
1,859,147		Howden Joinery Group plc	13,111
2,285,000	*,†,m	Hsin Chong Construction Group Ltd	3
77,200		Huangshi Dongbei Electrical Appliance Co Ltd	91
24,353		Hubbell, Inc	2,575
7,675		Huber & Suhner AG.	467
51,613		Hudaco Industries Ltd	570
57,082		Huntington Ingalls	12,375
9,076		Hurco Cos, Inc	406
4,857		Hy-Lok Corp	111
39,904		Hyster-Yale Materials Handling, Inc	2,564
3,616	*	Hyundai Construction Equipment Co Ltd	458
17,294		Hyundai Development Co	444
3,263	*	Hyundai Electric & Energy System Co Ltd	206
8,352	e	Hyundai Elevator Co Ltd	674
78,984		Hyundai Engineering & Construction Co Ltd	4,081
31,490	*	Hyundai Heavy Industries	2,880
7,898	*	Hyundai Mipo Dockyard	607
8,469	*	Hyundai Robotics Co Ltd	2,685
18,124	*	Hyundai Rotem Co Ltd	456
51,600	e	Idec Corp	1,206
89,295		IDEX Corp	12,187
14,304	*	IES Holdings, Inc	240
2,997,512		IJM Corp BHD	1,329
207,699		Illinois Tool Works, Inc	28,775
8,323		IMARKETKOREA, Inc	52
206,211		IMI plc	3,069
8,456		Implenia AG.	643
108,157	e	Impregilo S.p.A.	281
39,158		IMS-Intl Metal Service	1,246
48,400		Inaba Denki Sangyo Co Ltd	1,975
25,900		Inabata & Co Ltd	359
35,325		Indus Holding AG.	2,198
9,937		Industria Macchine Automatiche S.p.A.	862
170,028	*	Industries Qatar QSC	5,002
87,444		Indutrade AB	2,081
26,293	*,e	Infrastructure and Energy Alternatives, Inc	245
2,140,823		Ingersoll-Rand plc	192,096
27,738		Insteel Industries, Inc	926
44,589		Interpump Group S.p.A.	1,382
375		Interroll Holding AG.	658
94,218	e	Invicta Holdings Ltd	254
35,012		Inwido AB	250
79,900		Iochpe-Maxion S.A.	431
445,043		IRB Infrastructure Developers Ltd	1,373
132,610		IS Dongseo Co Ltd	3,306
53,500		Iseki & Co Ltd	953
4,081		ISGEC Heavy Engineering Ltd	307
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,686,709		Ishikawajima-Harima Heavy Industries Co Ltd	$93,454
1,113,750		Italian-Thai Development PCL	90
15,459		Italmobiliare S.p.A	379
1,889,111		Itochu Corp	34,166
565,025		ITT, Inc	29,534
239,400	e	Iwatani International Corp	8,328
287,688		Jacobs Engineering Group, Inc	18,265
547,889		Jain Irrigation Systems Ltd	615
659,113	*	Jaiprakash Associates Ltd	154
5,800	e	Jamco Corp	132
28,160		Japan Pulp & Paper Co Ltd	1,280
46,200		Japan Steel Works Ltd	1,163
262,205		Jardine Matheson Holdings Ltd	16,522
269,188		Jardine Strategic Holdings Ltd	9,806
167,806	*	JELD-WEN Holding, Inc	4,798
2,805,047		JG Summit Holdings (Series B)	2,628
36,453		JGC Corp	733
47,619		John Bean Technologies Corp	4,233
4,938,400		John Keells Holdings plc	4,601
346,129	g	John Laing Group plc	1,255
471,333		Johnson Controls International plc	15,766
245,375		Johnson Electric Holdings Ltd	715
8,205	g	JOST Werke AG.	313
1,070,276		JTEKT Corp	14,527
28,059		Jungheinrich AG.	1,037
1,529		JVM Co Ltd	51
99,720		Kadant, Inc	9,588
70,730		Kajaria Ceramics Ltd	499
820,322		Kajima Corp	6,338
22,487		Kalpataru Power Transmission Ltd	132
150,300	*	Kama Co Ltd	90
42,093		Kaman Corp	2,933
34,000		Kamei Corp	469
75,500		Kanamoto Co Ltd	2,384
496,400		Kandenko Co Ltd	5,439
566,100		Kanematsu Corp	8,165
1,266,858		KAP Industrial Holdings Ltd	689
3,477		Kardex AG.	481
10,300		Katakura Industries Co Ltd	121
13,644		Kawasaki Heavy Industries Ltd	401
369,389		KBR, Inc	6,619
4,535		KC Co Ltd	77
6,303		KCC Corp	1,855
146,212		KEC International Ltd	716
21,259	*	KEI Industries Ltd	127
69,279		Keihan Electric Railway Co Ltd	2,484
203,068		Keller Group plc	2,709
8,008		Kendrion NV	327
247,545		Kennametal, Inc	8,887
7,546		KEPCO Engineering & Construction Co, Inc	180
912,670		Keppel Corp Ltd	4,774
253,800		Kerjaya Prospek Group BHD	94
72,846	*,e	KEYW Holding Corp, The	637
57,151		Kier Group plc	724
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,800		Kinden Corp	$3,454
37,000		King Slide Works Co Ltd	522
293,143		Kingspan Group plc	14,679
55,000		Kinik Co	127
50,775		KION Group AG.	3,645
252,800		Kitz Corp	2,070
527,550		Kloeckner & Co AG.	5,556
111,471	*	KLX, Inc	8,015
19,601	*	KNR Constructions Ltd	62
648,630		KOC Holding AS	2,004
23,001		Koenig & Bauer AG.	1,660
3,468		Kolon Corp	131
486,288		Komatsu Ltd	13,844
2,002	e	Komax Holding AG.	527
27,690		Komori Corp	322
54,471		Kone Oyj (Class B)	2,770
39,316		Konecranes Oyj	1,613
133,025	e	Koninklijke BAM Groep NV	558
116,400		Koninklijke Volkerwessels NV	2,993
69,164	*	Korea Aerospace Industries Ltd	2,550
2,851		Korea Electric Terminal Co Ltd	112
18,308	*,e	Kornit Digital Ltd	326
133,657	*,e	Kratos Defense & Security Solutions, Inc	1,538
10,138		Krones AG.	1,307
59,000		KS Terminals, Inc	100
196,667		Kubota Corp	3,087
46,800		Kumagai Gumi Co Ltd	1,641
307,323		Kumho Industrial Co Ltd	2,882
33,000		Kung Long Batteries Industrial Co Ltd	157
56,088		Kurita Water Industries Ltd	1,598
56,600		Kyokuto Kaihatsu Kogyo Co Ltd	864
250,900		Kyowa Exeo Corp	6,566
35,800		Kyudenko Corp	1,725
3,151		Kyung Dong Navien Co Ltd	169
358,028		L3 Technologies, Inc	68,856
1,442		Lakshmi Machine Works Ltd	164
480,717		Larsen & Toubro Ltd	8,950
10,123	*	Lawson Products, Inc	247
13,867	*	LB Foster Co (Class A)	318
40,633		Legrand S.A.	2,976
74,467	e	Lehto Group Oyj	862
66,125		Lennox International, Inc	13,235
366,952		LG Corp	23,723
24,547		LG Hausys Ltd	1,529
19,451		LG International Corp	421
6,195		LIG Nex1 Co Ltd	222
19,115		Lincoln Electric Holdings, Inc	1,678
48,556		Lindab International AB	356
16,209		Lindsay Corp	1,572
11,042	e	LISI	417
128,636		LIXIL Group Corp	2,571
503,953		Lockheed Martin Corp	148,883
6,385,000		Lonking Holdings Ltd	2,924
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,687	*	Lotte Corp	$1,216
111,543		LS Cable Ltd	7,510
9,110		LS Industrial Systems Co Ltd	577
152,000	*,e	Luoyang Glass Co Ltd	57
30,500		Luxshare Precision Industry Co Ltd	103
135,184	*	Lydall, Inc	5,901
4,548		Mabuchi Motor Co Ltd	216
1,541,823		Maeda Corp	17,671
12,200		Maeda Kosen Co Ltd	209
33,500		Maeda Road Construction Co Ltd	636
30,399		Magellan Aerospace Corp	371
1,158,634	e	Maire Tecnimont S.p.A	5,185
960,748		Makino Milling Machine Co Ltd	7,453
22,061		Makita Corp	987
1,050,100		Malaysian Resources Corp BHD	156
21,537		MAN AG.	2,437
22,292	*	Manitex International, Inc	278
15,735		Manitou BF S.A.	591
618,343	*	Manitowoc Co, Inc	15,990
330,200		Marcopolo S.A.	285
1,839,274		Marubeni Corp	14,003
883,079		Masco Corp	33,045
127,689	*	Masonite International Corp	9,174
99,583	*	Mastec, Inc	5,054
16,800		Max Co Ltd	212
86,155	e	Maxar Technologies Ltd	4,353
33,076		Maxar Technologies Ltd	1,661
1,326		MBB SE	142
443,700		Megawide Construction Corp	167
737,201		Meggitt plc	4,784
463,000		Meidensha Corp	1,668
3,581,359		Melrose Industries plc	10,021
71,500	*	Mercury Systems, Inc	2,721
126,126	*	Meritor, Inc	2,594
3,090,000	*	Metallurgical Corp of China Ltd	910
56,300	*	Metallurgical Corp of China Ltd	28
6,400		METAWATER Co Ltd	186
117,778		Metso Oyj	3,929
213,009		Micron Machinery Co Ltd	2,574
106,407	*,e	Middleby Corp	11,111
670,067	*	Milacron Holdings Corp	12,684
36,680		Millat Tractors Ltd	359
16,684		Miller Industries, Inc	426
588,100		Minebea Co Ltd	9,911
1,422,100	e	Miraito Holdings Corp	21,992
256,164		MISUMI Group, Inc	7,453
1,617,667		Mitsubishi Corp	44,856
644,057		Mitsubishi Electric Corp	8,545
64,452		Mitsubishi Heavy Industries Ltd	2,343
17,000		Mitsubishi Nichiyu Forklift Co Ltd	194
29,700		Mitsuboshi Belting Co Ltd	373
2,552,095		Mitsui & Co Ltd	42,498
42,100		Mitsui Engineering & Shipbuilding Co Ltd	551
62,000		Miura Co Ltd	1,504
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,138,230		MMC Corp BHD	$1,038
125,379		Monadelphous Group Ltd	1,395
36,700	e	MonotaRO Co Ltd	1,621
127,136		Moog, Inc (Class A)	9,912
714,341		Morgan Crucible Co plc	3,079
112,548		Morgan Sindall plc	2,136
228,900	e	Mori Seiki Co Ltd	3,165
17,600		Morita Holdings Corp	355
672,663		Mota Engil SGPS S.A.	2,245
512,484	*	MRC Global, Inc	11,106
109,069		MSC Industrial Direct Co (Class A)	9,255
40,251		MTU Aero Engines Holding AG.	7,710
85,388		Mueller Industries, Inc	2,520
437,381		Mueller Water Products, Inc (Class A)	5,126
187,900		Muhibbah Engineering M BHD	139
39,709	e,g	Munters Group AB	200
992,398		Murray & Roberts Holdings Ltd	1,267
91,988	*	MYR Group, Inc	3,262
10,623		Nabtesco Corp	326
9,133	e	Nachi-Fujikoshi Corp	407
250,663		Nagarjuna Construction Co	352
285,200		Nagase & Co Ltd	4,451
31,500		Namura Shipbuilding Co Ltd	133
10,627	*	Nanomedics Co Ltd	116
147,512		National Central Cooling Co PJSC	67
7,296	e	National Presto Industries, Inc	905
166,748	*	Navistar International Corp	6,790
251,501	*	NBCC India Ltd	275
52,837		NCC AB (B Shares)	876
180,623	*	NCI Building Systems, Inc	3,793
14,960,000	*,e	New Provenance Everlasting Holdings Ltd	105
15,297	e	Nexans S.A.	526
134,549	*	Nexeo Solutions, Inc	1,228
161,509	e	NFI Group, Inc	6,025
24,551		NGK Insulators Ltd	436
182,624	e	Nibe Industrier AB	1,953
320,424		Nichias Corp	4,007
21,200		Nichiden Corp	408
18,200		Nichiha Corp	687
50,125		Nidec Corp	7,498
3,200		Nihon Trim Co Ltd	138
16,055	*	Nilfisk Holding A.S.	782
111,500		Nippo Corp	2,029
78,200	*,e	Nippon Carbon Co Ltd	4,370
92,400		Nippon Densetsu Kogyo Co Ltd	2,032
6,600		Nippon Koei Co Ltd	163
4,100		Nippon Road Co Ltd	211
270,730	*,e	Nippon Sharyo Ltd	683
50,600	*	Nippon Sheet Glass Co Ltd	485
36,145		Nippon Steel Trading Co Ltd	1,792
32,900		Nippon Thompson Co Ltd	258
131,000		Nishimatsu Construction Co Ltd	3,754
24,700		Nishio Rent All Co Ltd	791
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,600	*,e	Nissei ASB Machine Co Ltd	$239
292,852		Nisshinbo Industries, Inc	3,139
96,000		Nissin Electric Co Ltd	883
12,000		Nitta Corp	470
17,200		Nitto Boseki Co Ltd	411
15,200		Nitto Kogyo Corp	304
4,673		Nitto Kohki Co Ltd	109
8,200	e	Nittoku Engineering Co Ltd	214
41,735	*,e	NKT Holding AS	1,137
63,029		NN, Inc	1,191
4,800	*,e	Noble Group Ltd	0	^
55,993		Nolato AB (B Shares)	4,506
37,047	*	Nordex AG.	375
101,073		Nordson Corp	12,979
67,991		Noritake Co Ltd	3,762
16,800		Noritz Corp	273
93,827		NORMA Group	6,411
954,014		Northrop Grumman Corp	293,550
14,403	*	Northwest Pipe Co	279
164,125	*,e	NOW, Inc	2,188
222,317		NSK Ltd	2,288
394,000		NTN Corp	1,613
12,346	*	NV5 Holdings, Inc	856
154,435	*	nVent Electric plc	3,876
2,839,905		NWS Holdings Ltd	4,901
6,300		Obara Corp	359
414,392		Obayashi Corp	4,303
81,808	e	Obrascon Huarte Lain S.A.	261
423,596		OC Oerlikon Corp AG.	6,453
4,110		OHB AG.	134
122,200		Oiles Corp	2,322
24,700	e	Okabe Co Ltd	215
19,628		Okuma Holdings, Inc	1,035
16,200		Okumura Corp	527
4,258		Omega Flex, Inc	337
968,733	*	Opus Global Rt	2,377
253		Orascom Construction Ltd	2
2,800		Organo Corp	80
219,788	*	Orion Marine Group, Inc	1,815
51,200		OSG Corp	1,053
137,161		Oshkosh Truck Corp	9,645
78,500		OSJB Holdings Corp	198
10,193		Osram Licht AG.	415
5,555		Otokar Otobus Karoseri Sanayi AS	91
86,277	*	Outotec Oyj	684
1,586,172		Owens Corning, Inc	100,516
149,900		PACCAR, Inc	9,288
300,000		Pantaloon Retail India Ltd	163
895,921		Parker-Hannifin Corp	139,629
36,864	*	Patrick Industries, Inc	2,096
652,893		Peab AB (Series B)	4,909
87,546		Pentair plc	3,684
963,000		Penta-Ocean Construction Co Ltd	6,438
38,439		PER Aarsleff A.S.	1,357
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

243,000		PESTECH International BHD	$93
9,041		Pfeiffer Vacuum Technology AG.	1,487
529,303	*	PGT, Inc	11,036
639,639	e,g	Philips Lighting NV	16,548
8,293		Pinguely-Haulotte	142
342,418	*,e	Plug Power, Inc	692
38,019		PNC Infratech Ltd	80
117,075		Polypipe Group plc	593
4,195,600		Polyplex PCL (Foreign)	1,760
24,272		Ponsse Oyj	852
9,091	e	Porr AG.	306
14,043		Powell Industries, Inc	489
167,100		Power Construction Corp of China Ltd	135
5,000		Preformed Line Products Co	444
3,646	e	Prima Industrie S.p.A	155
264,497		Primoris Services Corp	7,202
41,200	*,e	Proto Labs, Inc	4,901
31,510		Prysmian S.p.A.	782
1,064,732		PT Adhi Karya Persero Tbk	133
1,724,300		PT AKR Corporindo Tbk	517
5,000,000		PT Arwana Citramulia Tbk	118
1,217,100		PT Asahimas Flat Glass Tbk	421
2,803,600	*,†,m	PT Inovisi Infracom Tbk	23
10,420,688		PT Pembangunan Perumahan Tbk	1,445
2,721,300	*	PT Sitara Propertindo Tbk	152
14,467,600		PT Waskita Karya Persero Tbk	1,938
1,876,023		PT Wijaya Karya	173
37,161		Qatar Industrial Manufacturing Co	417
1,935,120		QinetiQ plc	6,868
32,000		QST International Corp	109
90,924		Quanex Building Products Corp	1,632
534,292	*	Quanta Services, Inc	17,845
134,000		Raito Kogyo Co Ltd	1,399
244,030		Ramirent Oyj	2,584
126,213		Randon Participacoes S.A.	201
1,991		Rational AG.	1,297
96,165		Raubex Group Ltd	136
54,528		Raven Industries, Inc	2,097
815,507		Raytheon Co	157,540
48,988	*	RBC Bearings, Inc	6,310
392,734		RCR Tomlinson Ltd	866
169,797		Rechi Precision Co Ltd	180
107,607		Regal-Beloit Corp	8,802
2,553,420	e	Reliance Worldwide Corp Ltd	10,109
617,527		Reunert Ltd	3,622
46,143	e	REV Group, Inc	785
60,514		Rexel S.A.	869
159,008	*	Rexnord Corp	4,621
106,447		Rheinmetall AG.	11,712
12,200	*	Rheon Automatic Machinery Co Ltd	212
1,694		Rieter Holding AG.	292
432,008		Rockwell Automation, Inc	71,813
123,352		Rockwell Collins, Inc	16,613
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,515		Rockwool International AS (B Shares)	$6,438
1,440,813		Rolls-Royce Group plc	18,767
91,256,584	*,m	Rolls-Royce Holdings plc	120
559,258		Roper Industries, Inc	154,305
591,883		Rotork plc	2,607
85,000		Run Long Construction Co Ltd	151
11,749	*	Rush Enterprises, Inc	516
255,464	*	Rush Enterprises, Inc (Class A)	11,082
276,807		Russel Metals, Inc	5,658
112,500		Ryobi Ltd	3,698
37,652	e	Saab AB (Class B)	1,559
232,313	e	Sacyr Vallehermoso S.A.	633
95,596		Sadbhav Engineering Ltd	400
393,136		Safran S.A.	47,611
474,114		Salfacorp S.A.	742
197,989	*	Samsung Engineering Co Ltd	2,778
332,232	*	Samsung Heavy Industries Co Ltd	2,127
22,498	*	Samsung Techwin Co Ltd	472
54,623		San Shing Fastech Corp	100
1,472,880		Sandvik AB	26,013
27,900		Sanki Engineering Co Ltd	273
15,400	*	Sankyo Tateyama, Inc	192
291,700		Sanwa Shutter Corp	3,083
513,000		Sany Heavy Equipment International	188
131,900	*	Sany Heavy Industry Co Ltd	178
5,500		Sanyo Denki Co Ltd	390
14,645	e	Savaria Corp	179
30,299		Schindler Holding AG.	6,505
6,757		Schindler Holding AG. (Registered)	1,419
33,577	*	Schneider Electric Infrastructure Ltd	43
1,685,014		Schneider Electric S.A.	140,137
1,417		Schweiter Technologies AG.	1,475
137,229		Seibu Holdings, Inc	2,311
117,000		Sekisui Jushi Corp	2,451
805,783	e	SembCorp Industries Ltd	1,623
494,200		SembCorp Marine Ltd	736
5,103	e	Semperit AG. Holding	95
366,516		Senior plc	1,465
319,094	*	Sensata Technologies Holding plc	15,182
25,128	*,e	Senvion S.A.	269
64,886		Seven Network Ltd	913
11,385		SFS Group AG.	1,201
119,208	*	SGL Carbon AG.	1,276
150,108	*	SGSB Group Co Ltd	100
217,280		Shanghai Diesel Engine Co Ltd	133
2,825,025	*	Shanghai Electric Group Co Ltd	950
1,178,180		Shanghai Highly Group Co Ltd	975
2,621,508		Shanghai Industrial Holdings Ltd	6,091
97,800	*	Shanghai Tunnel Engineering Co Ltd	87
76,044		Shapir Engineering and Industry Ltd	222
6,800		Shibuya Kogyo Co Ltd	208
259,693		Shikun & Binui Ltd	460
15,000		Shima Seiki Manufacturing Ltd	715
213,618		Shimizu Corp	2,211
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,000		Shin Zu Shing Co Ltd	$250
81,000		Shinko Electric Co Ltd	287
57,800		Shinmaywa Industries Ltd	678
185,500		Shinnihon Corp	2,138
10,800	e	SHO-BOND Holdings Co Ltd	750
1,461,082		Siemens AG.	192,506
2,545,365	e	Siemens Gamesa Renewable Energy	34,024
128,399		Siemens India Ltd	1,839
7,997	e	SIF Holding NV	156
307,696		SIG plc	565
2,746,560		Sime Darby BHD	1,664
83,826		Simpson Manufacturing Co, Inc	5,213
6,990,000		Singamas Container Holdings Ltd	978
1,408,156		Singapore Technologies Engineering Ltd	3,394
12,800		Sinko Industries Ltd	228
430,957		Sino Thai Engineering & Construction PCL	235
1,252,500		Sinopec Engineering Group Co Ltd	1,306
868,500	*,e	Sinotruk Hong Kong Ltd	1,424
380,896	*	Sintex Plastics Technology Ltd	236
86,200		Sintokogio Ltd	763
60,746	*	SiteOne Landscape Supply, Inc	5,101
70,653		SK C&C Co Ltd	16,405
99,080		SK Networks Co Ltd	400
52,682		Skanska AB (B Shares)	954
276,483		SKF AB (B Shares)	5,118
7,274,800		SKP Resources BHD	2,519
7,578	*,e	SLM Solutions Group AG.	289
200,660		SM Investments Corp	3,292
22,217		SMC Corp	8,133
76,407		Smiths Group plc	1,707
136,360		Snap-On, Inc	21,916
93,798	e	SNC-Lavalin Group, Inc	4,142
77,300		Sodick Co Ltd	703
5,096,000		Sojitz Holdings Corp	18,456
4,847		Solar Holdings AS (B Shares)	302
9,133		Somany Ceramics Ltd	66
81,561	*	Sparton Corp	1,549
89,010		Spirax-Sarco Engineering plc	7,633
42,168		Spirit Aerosystems Holdings, Inc (Class A)	3,623
280,964	*	SPX Corp	9,848
377,063	*	SPX FLOW, Inc	16,504
14,479		Stabilus S.A.	1,301
26,840		Standex International Corp	2,743
433,120		Stanley Works	57,523
28,100	e	Star Micronics Co Ltd	434
39,738	*	Ste Industrielle d’Aviation Latecoere S.A.	212
249,415	*	Sterling Construction Co, Inc	3,250
8,140		Sulzer AG.	986
1,280,847		Sumitomo Corp	21,006
13,600		Sumitomo Densetsu Co Ltd	243
935,397		Sumitomo Heavy Industries Ltd	31,516
816,740		Sumitomo Mitsui Construction C	5,677
43,438		Sun Hydraulics Corp	2,093
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,000		Sunonwealth Electric Machine Industry Co Ltd	$159
143,970	*,e	Sunrun, Inc	1,893
1,647,722		Sunway Construction Group BHD	737
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
56,000		Suzhou Gold Mantis Construction Decoration Co Ltd	85
1,629,151	*	Suzlon Energy Ltd	178
51,590		Sweco AB (B Shares)	1,215
1,075,000		Syncmold Enterprise Corp	2,202
56,900		Tadano Ltd	698
4,473	*	Taewoong Co Ltd	65
160,011		Taeyoung Engineering & Construction	1,989
2,755,000	e	Tai United Holdings Ltd	266
9,100		Taihei Dengyo Kaisha Ltd	230
13,100		Taikisha Ltd	397
554,279		Taisei Corp	30,524
639,670	*	Taiwan Glass Industrial Corp	360
214,193		Takamatsu Corp	6,422
21,964		Takara Standard Co Ltd	366
131,000		Takasago Thermal Engineering Co Ltd	2,429
22,800		Takeuchi Manufacturing Co Ltd	479
39,000		Takuma Co Ltd	474
53,834	g	Talgo S.A.	322
18,675	e	Tarkett S.A.	537
27,300		Tatsuta Electric Wire and Cable Co Ltd	138
87,200	*	TBEA Co Ltd	91
14,704	*	Techno Electric & Engineering Co Ltd	57
1,996,679		Teco Electric and Machinery Co Ltd	1,498
10,500	e	Teikoku Sen-I Co Ltd	219
401,103		Tekfen Holding AS	1,513
58,200		Tekken Corp	1,602
70,832	*	Teledyne Technologies, Inc	14,100
27,073		Tennant Co	2,139
2,279,038		Terex Corp	96,153
42,051	*	Textainer Group Holdings Ltd	669
3,058,792		Textron, Inc	201,605
101,240		Thales S.A.	13,025
36,180		Thermax Ltd	550
216,514	*	Thermon Group Holdings	4,952
202,192		THK Co Ltd	5,773
611,335		Thoresen Thai Agencies PCL	117
39,800		Timken Co	1,733
9,862		Timken India Ltd	104
268,308		Titan International, Inc	2,879
136,427	*	Titan Machinery, Inc	2,121
1,190,000		TK Group Holdings Ltd	1,013
87,803		TKH Group NV	5,559
8,400		Toa Corp/Tokyo	216
35,700		Tocalo Co Ltd	372
331,000		Toda Corp	2,874
14,700		Toenec Corp	441
235,000		Tokai Corp	2,269
758,060		Tokyu Construction Co Ltd	7,354
162,269		Toro Co	9,777
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,479		Toromont Industries Ltd	$5,081
1,867,443	*	Toshiba Corp	5,606
51,964		Toshiba Machine Co Ltd	247
28,500		Toshiba Plant Systems & Services Corp	651
52,500		Totetsu Kogyo Co Ltd	1,671
23,396		Toto Ltd	1,083
963,800		Toyo Construction Co Ltd	4,273
21,799	e	Toyo Engineering Corp	149
76,100		Toyo Tanso Co Ltd	2,224
286,436		Toyota Tsusho Corp	9,572
126,094	*	TPI Composites, Inc	3,687
3,358,419		Trakya Cam Sanayi AS	3,038
102,027		TransDigm Group, Inc	35,214
1,920,416		Travis Perkins plc	35,986
326,731		Trelleborg AB (B Shares)	6,948
110,805		Trencor Ltd	274
144,293	*	Trex Co, Inc	9,031
91,619	*	Trimas Corp	2,694
86,224		Trinity Industries, Inc	2,954
195,475		Triton International Ltd	5,993
716,852		Triumph Group, Inc	14,050
8,456		Troax Group AB	272
23,200		Trusco Nakayama Corp	579
22,300		Tsubaki Nakashima Co Ltd	525
391,000		Tsubakimoto Chain Co	3,101
30,000		Tsugami Corp	265
14,700		Tsukishima Kikai Co Ltd	209
10,000		Tsurumi Manufacturing Co Ltd	168
6,441,299		Turk Sise ve Cam Fabrikalari AS	5,930
9,945		Turk Traktor ve Ziraat Makineleri AS	113
55,625	*	Tutor Perini Corp	1,026
26,136	*	Twin Disc, Inc	649
427,500		UEM Edgenta BHD	200
45,583		Ultra Electronics Holdings	993
5,000	e	Union Tool Co	156
154,500	e	United Engineers Ltd	318
919,000		United Integrated Services Co Ltd	2,000
330,811	*	United Rentals, Inc	48,834
466,025		United Technologies Corp	58,267
472,814	*	Univar, Inc	12,407
394,139		Universal Forest Products, Inc	14,433
30,878		Uponor Oyj	494
56,108	*	USG Corp	2,419
402,200		Ushio, Inc	5,108
289,410		Valmet Corp	5,563
44,178		Valmont Industries, Inc	6,660
315,500		Vanachai Group PCL	72
9,009	*	Varta AG.	244
40,891	g	VAT Group AG.	5,445
131,878	*	Vectrus, Inc	4,064
17,551	*	Veritiv Corp	699
54,697		Vestas Wind Systems AS	3,377
127,085		Vesuvius plc	999
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,042		V-Guard Industries Ltd	$163
26,157	*	Vicor Corp	1,139
1,069,802		Vinci S.A.	102,691
58,470		Voltas Ltd	447
36,995		Voltronic Power Technology Corp	632
1,230,476		Volvo AB (B Shares)	19,556
5,236		Vossloh AG.	255
559,774		W.W. Grainger, Inc	172,634
87,103		Wabash National Corp	1,625
274,814	*	WABCO Holdings, Inc	32,159
112,142		Wabtec Corp	11,055
15,292		Wacker Construction Equipment AG.	387
34,678		Wajax Income Fund	657
22,100		Wakita & Co Ltd	232
17,488,000		Walsin Lihwa Corp	11,854
231,074		Wartsila Oyj (B Shares)	4,524
21,023		Washtec AG.	1,853
58,978		Watsco, Inc	10,515
163,531		Watts Water Technologies, Inc (Class A)	12,821
541,361		WCT Berhad	108
811,433		Weg S.A.	3,402
1,761,284		Weichai Power Co Ltd	2,420
155,700		Weichai Power Co Ltd (Class A)	205
603,662		Weir Group plc	15,854
1,274,576	*	Welbilt, Inc	28,436
83,103	*	Wesco Aircraft Holdings, Inc	935
657,325	*	WESCO International, Inc	37,533
5,471	*	Willis Lease Finance Corp	173
50,324	*,e	Willscot Corp	745
36,208		Wilson Bayly Holmes-Ovcon Ltd	395
81,285		Woodward Governor Co	6,248
178,091	e	WSP Global, Inc	9,377
196,700		XCMG Construction Machinery Co Ltd	126
64,100	*	Xiamen C & D, Inc	87
58,100	*	Xinjiang Goldwind Science & Technology Co Ltd	110
814,800	e	Xinjiang Goldwind Science & Technology Co Ltd	988
76,112		Xxentria Technology Materials Corp	197
73,080		Xylem, Inc	4,924
10,071		Y G-1 Co Ltd	126
77,700	e	Yahagi Construction Co Ltd	620
87,500		YAMABIKO Corp	1,048
18,600	*	Yamashin-Filter Corp	181
42,600		Yamazen Corp	407
12,111,118		Yangzijiang Shipbuilding	8,016
73,015		Yazicilar Holding AS	338
92,396	e	YIT Oyj	549
69,000		Yokogawa Bridge Holdings Corp	1,634
61,300		Yuasa Trading Co Ltd	1,952
198,000		Yungtay Engineering Co Ltd	314
304,600		Yurtec Corp	2,494
12,100		Yushin Precision Equipment Co Ltd	140
27,047	*	Yuyang DNU Co Ltd	219
122,536		Zardoya Otis S.A.	1,168
5,880		Zehnder Group AG.	243
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,400		Zhejiang Chint Electrics Co Ltd	$156
145,400		Zhengzhou Coal Mining Machinery Group Co Ltd	74
41,800	*	Zhengzhou Yutong Bus Co Ltd	121
478,841		Zhuzhou CSR Times Electric Co Ltd	2,271
192,900	*	Zoomlion Heavy Industry Science and Technology Co Ltd	119
17,794	e	Zumtobel AG.	136
		TOTAL CAPITAL GOODS	9,297,261

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
44,600	*,e	51job, Inc (ADR)	4,355
265,558		ABM Industries, Inc	7,749
246,330	*	Acacia Research (Acacia Technologies)	1,022
264,502		ACCO Brands Corp	3,663
168,586	e	Adecco S.A.	9,949
185,603	e	ADT, Inc	1,605
500,080	*	Advanced Disposal Services, Inc	12,392
12,000		Aeon Delight Co Ltd	408
104,840		AF AB	2,394
151,720	e	Aggreko plc	1,350
6,009	e	Akka Technologies S.A.	429
368,727		ALS Ltd	2,056
10,100	*	Altech Corp	220
9,041		Amadeus Fire AG	977
48,427		American Banknote S.A.	208
75,500		Applus Services S.A.	1,006
7,543		Assystem	240
425,475		Babcock International Group	4,571
10,277		Barrett Business Services, Inc	992
9,300	*	BayCurrent Consulting, Inc	310
23,500		Bell System24 Holdings, Inc	409
20,900		Benefit One, Inc	589
3,102		Bertrandt AG.	294
11,747		BG Staffing, Inc	273
127,883	g	Biffa plc	420
696,176	e	Bilfinger Berger AG.	35,291
170,117		Bingo Industries Ltd	337
2,290,645		Blue Label Telecoms Ltd	1,735
254,780		Brady Corp (Class A)	9,822
1,071,448		Brambles Ltd	7,034
426,011	g	Bravida Holding AB	3,377
113,524		Brink’s Co	9,054
12,050		Brunel International NV	204
220,350		Bureau Veritas S.A.	5,874
988,806		Capita Group plc	2,078
3,782,000	*	Capital Environment Holdings Ltd	108
202,538	*	Casella Waste Systems, Inc (Class A)	5,187
53,351	*,e	Caverion Corp	379
362,302	*	CBIZ, Inc	8,333
99,042		Ceco Environmental Corp	608
5,200	*,e	Central Security Patrols Co Ltd	243
13,646		Cewe Color Holding AG.	1,260
2,162,951		China Everbright International Ltd	2,786
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,084,000	e	China Greenland Broad Greenstate Group Co Ltd	$152
150,400	*,e,g	China Literature Ltd	1,408
244,602	*	Cimpress NV	35,458
196,332		Cintas Corp	36,335
96,125	*	Clean Harbors, Inc	5,340
226,635	*,e	Clean TeQ Holdings Ltd	135
71,000		Cleanaway Co Ltd	445
2,407,150		Cleanaway Waste Management Ltd	3,009
2,675		Compx International, Inc	35
446,522	*	Copart, Inc	25,255
78,438	*	CoStar Group, Inc	32,366
655,332	*	Country Garden Services Holdings Co Ltd	840
176,251		Covanta Holding Corp	2,908
42,153		CRA International, Inc	2,145
54,005		Dai Nippon Printing Co Ltd	1,207
21,400		Daiseki Co Ltd	627
154,287		De La Rue plc	1,132
71,591		Deluxe Corp	4,740
273,360		Derichebourg	1,724
569,714		Downer EDI Ltd	2,852
93,473		Dun & Bradstreet Corp	11,464
24,298		Duskin Co Ltd	606
360,271	*,†,m	Dyax Corp	400
231,000	e	Dynagreen Environmental Protection Group Co Ltd	112
958,500		Edenred	30,276
10,013	e	Elanders AB	75
115,806		Elis S.A.	2,648
17,400		en-japan, Inc	876
36,878		Ennis, Inc	750
57,458		Essendant, Inc	760
1,936,498		Experian Group Ltd	47,771
78,600		Exponent, Inc	3,796
10,103	e	Fila S.p.A	207
14,870		Forrester Research, Inc	624
15,599	*	Franklin Covey Co	383
56,400	*	FTI Consulting, Inc	3,411
13,700		Fullcast Co Ltd	349
20,250		Funai Soken Holdings, Inc	450
4,642		GL Events	125
87,339	*	GP Strategies Corp	1,537
780,000	e	Greentown Service Group Co Ltd	706
1,259,330		Group 4 Securicor plc	4,436
8,503		Groupe CRIT	797
3,792,196		Hays plc	9,312
112,652	e	Healthcare Services Group	4,865
102,351		Heidrick & Struggles International, Inc	3,582
53,378	*	Heritage-Crystal Clean, Inc	1,073
124,480		Herman Miller, Inc	4,220
76,684	*	Hill International, Inc	452
64,936		HNI Corp	2,416
505,289		HomeServe plc	5,976
32,478	*	Huron Consulting Group, Inc	1,328
35,824		ICF International, Inc	2,545
807,646	*	IHS Markit Ltd	41,666
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,477		Indiabulls Wholesale Service	$32
76,128	*	Innerworkings, Inc	662
211,595		Insperity, Inc	20,154
283,315		Interface, Inc	6,502
177,045		Intertek Group plc	13,312
74,472	g	Intertrust NV	1,321
147,614	e	Intrum Justitia AB	3,412
104,253	e	IPH Ltd	343
126,972		ISS A.S.	4,349
18,917	e	ITAB Shop Concept AB	75
23,700		Itoki Corp	138
400,253		IWG plc	1,682
8,400	e	JAC Recruitment Co Ltd	181
52,900	*	Jihua Group Corp Ltd	32
1,844		Kaba Holding AG.	1,288
261,031		KAR Auction Services, Inc	14,304
20,000		KD Holding Corp	115
45,654		Kelly Services, Inc (Class A)	1,025
23,722		KEPCO Plant Service & Engineering Co Ltd	759
180,849		Kforce, Inc	6,203
212,614		Kimball International, Inc (Class B)	3,436
169,181		Knoll, Inc	3,521
205,900		Kokuyo Co Ltd	3,652
304,379		Korn/Ferry International	18,850
23,700	e	Link And Motivation, Inc	285
187,438		Loomis AB	6,494
50,782		LSC Communications, Inc	795
160,262		Manpower, Inc	13,792
31,862		Matsuda Sangyo Co Ltd	469
47,261		Matthews International Corp (Class A)	2,779
84,155		McGrath RentCorp	5,324
42,877		McMillan Shakespeare Ltd	508
230,631	*,†,m	Media General, Inc	0
14,900		Meitec Corp	714
975,121		Michael Page International plc	7,231
38,501	*	Mistras Group, Inc	727
202,601		Mitie Group	418
21,244		Mitsubishi Pencil Co Ltd	440
66,435		Mobile Mini, Inc	3,116
52,857	e	Morneau Sobeco Income Fund	1,093
20,600		Moshi Moshi Hotline, Inc	294
70,895		MSA Safety, Inc	6,830
21,033		Multi-Color Corp	1,360
67,979	*	Navigant Consulting, Inc	1,505
19,063		NICE Information Service Co Ltd	188
6,800	*	Nichiban Co Ltd	185
472,332		Nielsen NV	14,609
81,700		Nihon M&A Center, Inc	2,367
11,400		Nippon Kanzai Co Ltd	226
135,200		Nippon Parking Development Co Ltd	232
16,298	*	NL Industries, Inc	142
21,700		Nomura Co Ltd	479
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,700		Okamura Corp	$1,816
152,951	*	On Assignment, Inc	11,959
51,400		Outsourcing, Inc	951
14,668		Oyo Corp	187
71,800		Park24 Co Ltd	1,953
10,500	e	Pasona Group, Inc	170
22,100		Pilot Corp	1,229
317,339		Pitney Bowes, Inc	2,720
27,200		Prestige International, Inc	364
162,501		Prosegur Cia de Seguridad S.A.	1,059
191,334		Quad Graphics, Inc	3,985
45,643	*,g	Quess Corp Ltd	760
176,271		Randstad Holdings NV	10,346
286,000	*,e	Realord Group Holdings Ltd	171
2,179,378		Recruit Holdings Co Ltd	60,191
2,903,622		Rentokil Initial plc	13,388
500,863		Republic Services, Inc	34,239
46,504		Resources Connection, Inc	786
102,684	e	Restore plc	699
62,965		Ritchie Bros Auctioneers, Inc	2,148
118,200		Riverstone Holdings Ltd	87
369,648		Robert Half International, Inc	24,064
280,607		Rollins, Inc	14,754
124,528		RPS Group plc	420
305,709		RR Donnelley & Sons Co	1,761
18,031		S1 Corp (Korea)	1,566
13,652		Sato Corp	408
166,910		Secom Co Ltd	12,799
261,003		Securitas AB (B Shares)	4,280
555,713		Seek Ltd	8,955
644,633	*	Serco Group plc	840
214,391		SG Fleet Group Ltd	587
9,124		SGS S.A.	24,244
100,500	*,†,m	Shanghai Youngsun Investment C	93
248,800	*,†,m	Shanghai Zhongyida Co Ltd	67
469,898	e	Shanks Group plc	484
338,802		SmartGroup Corp Ltd	2,926
18,503		Societe BIC S.A.	1,716
46,100		Sohgo Security Services Co Ltd	2,169
165,614	*	SP Plus Corp	6,161
67,807		SPIE S.A.	1,372
43,310		Sporton International, Inc	210
10,637	e	Staffline Group plc	132
66,932	e	Stantec, Inc	1,721
128,552		Steelcase, Inc (Class A)	1,735
177,688	*	Stericycle, Inc	11,601
41,000		Sunny Friend Environmental Technology Co Ltd	289
9,202		Synergie S.A	453
173,660		Taiwan Secom Co Ltd	510
285,020		Taiwan-Sogo Shinkong Security Corp	354
90,000	e	Takeei Corp	974
23,500		Tanseisha Co Ltd	297
44,148	*,e	Team, Inc	1,020
5,819	*	TeamLease Services Ltd	252
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,500		TechnoPro Holdings, Inc	$1,627
44,152		Teleperformance	7,793
1,333,034		Temp Holdings Co Ltd	29,687
142,884		Tetra Tech, Inc	8,359
23,500		Toppan Forms Co Ltd	238
450,669		Toppan Printing Co Ltd	3,526
34,000	e	Tosho Printing Co Ltd	304
238,632	e	Transcontinental, Inc	5,542
529,932		TransUnion	37,964
157,296	*	TriNet Group, Inc	8,799
62,220	*	TrueBlue, Inc	1,677
4,600	e	Trust Tech, Inc	161
33,300		Tus-Sound Environmental Resources Co Ltd	88
57,475		Unifirst Corp	10,167
16,700	*	United Technology Holdings Co Ltd	624
33,242		US Ecology, Inc	2,118
353,759	*	Verisk Analytics, Inc	38,079
30,651		Viad Corp	1,663
12,736		VSE Corp	609
155,740	*	WageWorks, Inc	7,787
232,485		Waste Connections, Inc	17,501
1,536,147		Waste Management, Inc	124,950
6,000	*	WDB Holdings Co Ltd	180
11,633	*	Willdan Group, Inc	360
113,060		Wolters Kluwer NV	6,351
4,000		World Holdings Co Ltd	121
7,100	*	YAMADA Consulting Group Co Ltd	204
23,900		Yumeshin Holdings Co Ltd	250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,272,799

CONSUMER DURABLES & APPAREL - 2.0%
560,000		361 Degrees International Ltd	172
13,820		Accell Group	295
52,359		Acushnet Holdings Corp	1,281
195,788		Adidas-Salomon AG.	42,626
632,837		Aksa Akrilik Kimya Sanayii	1,580
105,000		Alpargatas S.A.	328
357,600		Alpine Electronics, Inc	7,374
464,101	e	Amer Sports Oyj (A Shares)	14,593
81,678	*,e	American Outdoor Brands Corp	983
502,157		AmTRAN Technology Co Ltd	227
993,235		Anta Sports Products Ltd	5,238
7,976		Aquafil S.p.A	115
210,339		Arcelik AS	698
38,900		Arezzo Industria e Comercio S.A.	448
33,530	*,e	Aritzia, Inc	398
80,003		Arvind Ltd	466
103,437	e	Asics Corp	1,746
70,683		Bajaj Electricals Ltd	561
32,849	*	Bang & Olufsen AS (B Shares)	711
992,369		Barratt Developments plc	6,727
23,866	e	Bassett Furniture Industries, Inc	657
19,276		Bata India Ltd	242
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

300,462	*	Beazer Homes USA, Inc	$4,432
320,478		Bellway plc	12,661
56,999		Beneteau S.A.	1,068
391,037		Berkeley Group Holdings plc	19,479
196,000	e	Best Pacific International Holdings Ltd	63
200,500	g	Bestway Global Holding, Inc	105
34,718		Bombay Dyeing & Manufacturing Co Ltd	112
179,606	e	Bonava AB	2,104
2,106,000		Bosideng International Holdings Ltd	289
180,222		Bovis Homes Group plc	2,717
63,847		Breville Group Ltd	549
178,251		BRP, Inc	8,594
119,283	e	Brunello Cucinelli S.p.A	5,311
93,924		Brunswick Corp	6,056
118,546		Burberry Group plc	3,369
770,000	*,e	C.banner International Holdings Ltd	217
878,786	*	Cairn Homes plc	1,806
5,552,409	*	Cairn Homes plc (London)	11,516
277,760		Callaway Golf Co	5,269
30,069	*,e	Canada Goose Holdings, Inc	1,768
151,483		Carter’s, Inc	16,419
17,315		Casio Computer Co Ltd	281
40,293	*	Cavco Industries, Inc	8,367
14,417		CCC S.A.	793
38,981	*	Century Communities, Inc	1,230
10,493		Chargeurs S.A.	313
2,860,400		China Dongxiang Group Co	525
970,000		China Lilang Ltd	1,390
8,500	e	Chofu Seisakusho Co Ltd	184
503		Christian Dior S.A.	210
650,082		Cie Financiere Richemont S.A.	54,954
966,000	e	Citychamp Watch & Jewellery Group Ltd	198
68,000	e	Clarion Co Ltd	183
31,029	*	Clarus Corp	256
8,000		Cleanup Corp	63
831,233		Coats Group plc	849
78,732		Columbia Sportswear Co	7,202
1,462,700	e	Consorcio ARA, S.A. de C.V.	498
7,600		Corona Corp	83
415,000	e,g	Cosmo Lady China Holdings Co Ltd	206
754,432	g	Countryside Properties plc	3,425
296,826		Crest Nicholson Holdings plc	1,523
333,425	*,e	CROCS, Inc	5,872
414,227		Crompton Greaves Consumer Electricals Ltd	1,366
17,936		Cuckoo Electronics Co Ltd	2,858
16,225		Culp, Inc	398
2,275,700		Cyrela Brazil Realty S.A.	6,459
130,142	*	Deckers Outdoor Corp	14,692
39,862		De’Longhi S.p.A.	1,127
4,939		Delta-Galil Industries Ltd	143
18,590		Descente Ltd	329
351,007		DFS Furniture plc	952
300,000	*	Direcional Engenharia S.A.	461
21,623		Dorel Industries, Inc (Class B)	367
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

758,783		DR Horton, Inc	$31,110
165,413		Eclat Textile Co Ltd	1,965
882,878		Electrolux AB (Series B)	20,036
16,782		Escalade, Inc	237
17,300	*,e	ES-Con Japan Ltd	101
36,623		Ethan Allen Interiors, Inc	897
40,135		Ez Tec Empreendimentos e Participacoes S.A.	167
60,095		F&F Co Ltd	4,402
348,672		Feng TAY Enterprise Co Ltd	1,748
12,200	e	Fields Corp	115
196,219		Fila Korea Ltd	5,904
11,412		Flexsteel Industries, Inc	455
685		Forbo Holding AG.	1,021
1,601,852		Formosa Taffeta Co Ltd	1,751
66,894		Forus S.A.	214
236,434	*,e	Fossil Group, Inc	6,353
188,091		Foster Electric Co Ltd	2,691
14,400		France Bed Holdings Co Ltd	126
339,999	*,e,m	Fuguiniao Co Ltd	0	^
46,000		Fujibo Holdings Inc	1,494
33,000		Fujitsu General Ltd	516
110,739		Games Workshop Group plc	4,366
197,715		Garmin Ltd	12,061
46,924	e	Geox S.p.A.	132
15,891		Gerry Weber International AG.	102
248,439		Giant Manufacturing Co Ltd	1,050
196,588	*	G-III Apparel Group Ltd	8,728
394,891		Gildan Activewear, Inc	11,123
2,700,000	*,e,g	Glenveagh Properties plc	3,610
269,385	*,g	Glenveagh Properties plc	362
33,922,000	*,e	Global Brands Group Holding Ltd	2,025
6,300		Goldwin, Inc	545
454,000	e	Goodbaby International Holding	275
170,919	*,e	GoPro, Inc	1,101
29,600		Gree Electric Appliances, Inc of Zhuhai	210
35,609	*	Green Brick Partners, Inc	349
5,600		Guararapes Confeccoes S.A.	136
43,500		Gunze Ltd	2,785
1,308,944		Haier Electronics Group Co Ltd	4,466
9,724		Hamilton Beach Brands Holding Co	282
9,830		Handsome Co Ltd	367
689,909	e	Hanesbrands, Inc	15,192
10,289		Hansae Co Ltd	151
8,543		Hanssem Co Ltd	804
48,697		Hasbro, Inc	4,495
667,700		Haseko Corp	9,203
64		Hefei Meiling Co Ltd	0	^
47,100		Heilan Home Co Ltd	90
46,200		Heiwa Corp	1,114
82,053	*	Helen of Troy Ltd	8,078
23,376,000	*	HengTen Networks Group Ltd	830
21,385		Hermes International	13,063
16,386		Himatsingka Seide Ltd	69

45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,000	*	Hinokiya Group Co Ltd	$137
4,008		Hitachi Home & Life Solutions India Ltd	140
46,115	*,e	HLB, Inc	4,029
90,360		Hooker Furniture Corp	4,238
466,000	e,m	Hosa International Ltd	17
185,620	*	Hovnanian Enterprises, Inc (Class A)	303
25,575		HS Industries Co Ltd	183
11,290		Hugo Boss AG.	1,024
447,072		Husqvarna AB (B Shares)	4,229
151,094	e	Hwaseung Enterprise Co Ltd	1,533
18,925		Hyundai Livart Furniture Co Ltd	387
4,453		IC Companys AS	112
6,510	*	IFB Industries Ltd	116
312,125		Iida Group Holdings Co Ltd	6,009
33,347	*	Installed Building Products Inc	1,886
41,165	*,e	iRobot Corp	3,119
30,300		Japan Wool Textile Co Ltd	281
112,299	*	Jinshan Development & Construction Co Ltd	66
331,281		JM AB	5,900
157,500		JNBY Design Ltd	360
17,129		Johnson Outdoors, Inc	1,448
1,041,600		JVC KENWOOD Holdings, Inc	2,947
64,124		Kaufman & Broad S.A.	3,020
334,001		KB Home	9,098
783,000		Kinpo Electronics	255
34,244		KMC Kuei Meng International In	155
435,000		Konka Group Co Ltd	156
11,160		KPR Mill Ltd	104
457,000		Kurabo Industries Ltd	1,442
6,013		Kyungbang Ltd	75
9,444		LA Opala RG Ltd	33
178,000		La-Z-Boy, Inc	5,447
377,776	*	Lealea Enterprise Co Ltd	133
7,400	*	LEC, Inc	308
268,595	e	Leggett & Platt, Inc	11,990
28,318		Lennar Corp (B Shares)	1,209
643,592		Lennar Corp (Class A)	33,789
252,019		LG Electronics, Inc	18,764
54,795		LG Fashion Corp	1,382
28,092	*,e	LGI Homes, Inc	1,622
1,089,520	*	Li Ning Co Ltd	1,198
33,587		Lifetime Brands, Inc	425
2,162		LPP S.A.	4,877
456,865	*	Lululemon Athletica, Inc	57,040
674,250		Luthai Textile Co Ltd	773
174,179		Luxottica Group S.p.A.	11,215
402,810		LVMH Moet Hennessy Louis Vuitton S.A.	133,740
156,899	*	M/I Homes, Inc	4,155
120,735		Makalot Industrial Co Ltd	542
31,060	*	Malibu Boats Inc	1,303
850,800	e	Man Wah Holdings Ltd	666
6,442	*,†,m	Mariella Burani S.p.A.	0
35,381		Marine Products Corp	629
4,700		Mars Engineering Corp	111
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,037,847	e	Mattel, Inc	$17,041
24,270	g	Mavi Giyim Sanayi Ve Ticaret AS.	206
196,886	*	MCBC Holdings, Inc	5,700
282,642	g	McCarthy & Stone plc	366
135,365		MDC Holdings, Inc	4,165
134,000		Merida Industry Co Ltd	670
219,958	*	Meritage Homes Corp	9,667
635,937	*	Michael Kors Holdings Ltd	42,353
44,500		Midea Group Co Ltd	350
13,700		Misawa Homes Co Ltd	114
57,000		Mitsui Home Co Ltd	343
39,300		Mizuno Corp	1,467
247,460	*	Mohawk Industries, Inc	53,023
358,008		Moncler S.p.A	16,245
177,917		Movado Group, Inc	8,593
1,312,265		MRV Engenharia e Participacoes S.A.	4,077
5,699		Nacco Industries, Inc (Class A)	192
254,054		Namco Bandai Holdings, Inc	10,465
374,000		Nameson Holdings Ltd	56
25,000		Nan Liu Enterprise Co Ltd	142
45,204	*	Nautilus, Inc	710
46,343	*,e,g	Neinor Homes S.A.	866
20,563	*	New Home Co Inc	205
106,778		New Wave Group AB (B Shares)	625
886,689		Newell Rubbermaid, Inc	22,868
169,000		Nien Made Enterprise Co Ltd	1,440
3,207,551		Nike, Inc (Class B)	255,578
221,024		Nikon Corp	3,513
119,400		Nishat Mills Ltd	139
66,070		Nobia AB	507
25,588	*	NVR, Inc	76,005
929,131		Onward Kashiyama Co Ltd	7,124
830,835		Oriental Weavers	567
106,351	g	OVS S.p.A	346
25,465		Oxford Industries, Inc	2,113
262,000	*,e,g	Ozner Water International Holding Ltd	61
563,778		Pacific Textile Holdings Ltd	479
7,414		Page Industries Ltd	3,007
72,000		Paiho Shih Holdings Corp	112
733,035		Panasonic Corp	9,885
69,530		Pandora AS	4,846
402,000	*,†,m	Peace Mark Holdings Ltd	0
19,629	*	Perry Ellis International, Inc	533
561,661		Persimmon plc	18,709
226,990	*	Peter England Fashions and Retail Ltd	457
397,381		Photo-Me International plc	535
20,656	*,m	PIK Group (GDR)	110
165,100	*,e	Pioneer Corp	229
81,048,570		Playmates Holdings Ltd	11,029
99,349		Polaris Industries, Inc	12,138
74,180		Pool Corp	11,238
1,906,341		Pou Chen Corp	2,212
12,755,808		Prada S.p.A	58,771

47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,700		Pressance Corp	$1,307
91,247,200		PT Sri Rejeki Isman Tbk	2,187
1,385,366		Pulte Homes, Inc	39,829
3,537		Puma AG. Rudolf Dassler Sport	2,066
16,545	*	Puma SE	9,680
303,120		PVH Corp	45,383
250,000	e	Q Technology Group Co Ltd	189
56,600		Qingdao Haier Co Ltd	164
38,000		Quang Viet Enterprise Co Ltd	162
193,184		Rajesh Exports Ltd	1,698
113,136		Ralph Lauren Corp	14,223
66,525		Raymond Ltd	892
1,022,550		Redrow plc	7,184
240,000	e,g	Regina Miracle International Holdings Ltd	186
47,444		Rinnai Corp	4,181
10,481		Rocky Brands, Inc	314
65,717	*,e	Roku, Inc	2,801
235,000	*	Roo Hsing Co Ltd	111
518,956		Ruentex Industries Ltd	1,057
21,209	*,e	Safilo Group S.p.A.	111
29,661	e	Salvatore Ferragamo Italia S.p.A	721
29,000		Sangetsu Co Ltd	587
67,121		Sankyo Co Ltd	2,625
16,092		SEB S.A.	2,807
16,204		Sega Sammy Holdings, Inc	277
65,500		Seiko Holdings Corp	1,406
715,730		Seiren Co Ltd	11,135
402,516		Sekisui Chemical Co Ltd	6,847
2,520,860		Sekisui House Ltd	44,555
15,656	e	Sharp Corp	381
726,124		Shenzhou International Group Holdings Ltd	8,935
6,745		Shimano, Inc	990
1,127		Sintex Industries Ltd	0	^
3,648		Sioen Industries NV	115
482,900	*	Skechers U.S.A., Inc (Class A)	14,492
10,616		Skyline Corp	372
1,704,000		Skyworth Digital Holdings Ltd	758
65,565	*	SodaStream International Ltd	5,593
5,123,309		Sony Corp	262,387
610,935	*,g	Spin Master Corp	27,088
39,208		SRF Ltd	971
50,400		Starts Corp, Inc	1,227
89,714		Steven Madden Ltd	4,764
25,089	e	Sturm Ruger & Co, Inc	1,405
275,254		Sumitomo Forestry Co Ltd	4,160
12,327		Superior Uniform Group, Inc	255
17,813		Surteco SE	522
17,584		Swatch Group AG.	8,324
201,002		Swatch Group AG. (Registered)	17,356
11,307		Symphony Ltd	234
710,602		Tainan Spinning Co Ltd	313
155,600		Taiwan Paiho Ltd	327
10,500		Tamron Co Ltd	187
1,253,854		Tapestry, Inc	58,567
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,067,298	*	Tatung Co Ltd	$946
617,815	*	Taylor Morrison Home Corp	12,838
4,076,275		Taylor Wimpey plc	9,596
451,000		TCL Multimedia Technology Holdings Ltd	214
310,168	g	Technogym S.p.A	3,661
793,073		Techtronic Industries Co	4,405
17,181		Ted Baker plc	488
159,403		Telford Homes plc	831
437,360	*,e	Tempur Sealy International, Inc	21,015
1,781,500		Texhong Textile Group Ltd	2,681
458,000		Texwinca Holdings Ltd	195
218,826	e	Thomson	269
248,826	g	Thule Group AB	6,168
511,831	*	Titan Industries Ltd	6,566
6,139	e	Tod’s S.p.A.	382
34,090		Token Corp	3,004
268,051		Toll Brothers, Inc	9,915
71,169	*	TomTom NV	642
45,168		Tomy Co Ltd	374
83,482	*	TopBuild Corp	6,540
230,570	*	TRI Pointe Homes, Inc	3,772
15,755	e	Trigano S.A.	2,795
31,300		TSI Holdings Co Ltd	221
165,603		Tsutsumi Jewelry Co Ltd	2,746
1,713		TTK Prestige Ltd	145
140,926		Tupperware Corp	5,812
49,753	*	Turtle Beach Corp	1,011
458,299	*,e	Under Armour, Inc	9,661
1,270,713	*,e	Under Armour, Inc (Class A)	28,566
23,579	*	Unifi, Inc	747
151,800	*	Unitika Ltd	863
20,824	*	Universal Electronics, Inc	688
24,100	e	Universal Entertainment Corp	1,082
3,870		VAN DE Velde	140
28,607		Vardhman Textiles Ltd	509
66,990	*	Vera Bradley, Inc	941
27,727	*	Vestel Elektronik Sanayi	54
718,264		VF Corp	58,553
65,748	*,e	Victoria plc	716
22,438		VIP Industries Ltd	140
108,254	*	Vista Outdoor, Inc	1,677
65,600	*	Vulcabras Azaleia S.A.	105
36,122	*,e	Vuzix Corp	269
25,113		Wacoal Holdings Corp	731
526,619		Welspun India Ltd	416
16,171		Weyco Group, Inc	589
133,737		Whirlpool Corp	19,556
31,234		Whirlpool of India Ltd	699
101,629	*,e	William Lyon Homes, Inc	2,358
271,368		Wolverine World Wide, Inc	9,435
48,477		Woongjin Coway Co Ltd	3,767
993,500		XTEP International Holdings	678
29,681		Yamaha Corp	1,540
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,500	e	Yondoshi Holdings, Inc	$257
37,000	e	Yonex Co Ltd	229
14,040		Youngone Corp	422
9,794		Youngone Holdings Co Ltd	482
524,907		Yue Yuen Industrial Holdings	1,480
303,219	*	Zagg, Inc	5,246
36,764		Zeng Hsing Industrial Co Ltd	155
23,400	e	Zojirushi Corp	286
		TOTAL CONSUMER DURABLES & APPAREL	2,408,583

CONSUMER SERVICES - 2.2%
6,800	*,e	500.com Ltd (ADR)	100
210,007		888 Holdings plc	747
360,894		AA plc	591
50,015	*,g	AcadeMedia AB	271
3,093,799		Accor S.A.	151,522
15,037,400		Accordia Golf Trust	6,783
90,145	*	Adtalem Global Education, Inc	4,336
301,833		Advtech Ltd	344
4,600		Aeon Fantasy Co Ltd	268
68,591	e	Ainsworth Game Technology Ltd	53
330,000		Ajisen China Holdings Ltd	130
436,300		Alsea SAB de C.V.	1,503
34,614	*	American Public Education, Inc	1,457
1,596,884		ARAMARK Holdings Corp	59,244
10,500	e	ARCLAND SERVICE Co Ltd	223
5,786,594	e	Arcos Dorados Holdings, Inc	40,217
258,387		Ardent Leisure Group	377
965,220		Aristocrat Leisure Ltd	22,043
54,000	e	Atom Corp	524
310,514		Autogrill S.p.A.	3,835
20,997	*,g	Basic-Fit NV	707
99,517		BBX Capital Corp	899
837,160	*	Belmond Ltd.	9,334
93,225		Benesse Holdings Inc	3,306
2,151,700		Berjaya Sports Toto BHD	1,304
12,509		bet-at-home.com AG.	949
63,548		Betsson AB	385
164	*	Biglari Holdings, Inc (A Shares)	156
1,546	*	Biglari Holdings, Inc (B Shares)	284
61,654		BJ’s Restaurants, Inc	3,699
80,500	*	BK Brasil Operacao e Assessoria a Restaurantes S.A.	331
2,468,000		Bloomberry Resorts Corp	451
703,359		Bloomin’ Brands, Inc	14,138
11,566	e	Bluegreen Vacations Corp	275
26,735	*	Bojangles’, Inc	385
841,495		Boyd Gaming Corp	29,166
125,222	*	Bright Horizons Family Solutions	12,838
67,120	e	Brinker International, Inc	3,195
7,000		BRONCO BILLY Co Ltd	291
1,100,398	*	Caesars Entertainment Corp	11,774
206,000		Cafe de Coral Holdings Ltd	498
43,999	*	Cambium Learning Group, Inc	491
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,566		Capella Education Co	$4,399
293,945	*	Career Education Corp	4,753
1,947,021		Carnival Corp	111,584
77,869		Carnival plc	4,451
186,035		Carriage Services, Inc	4,567
203,344	*	Carrols Restaurant Group, Inc	3,020
48,550	*	Century Casinos, Inc	425
64,972	e	Cheesecake Factory	3,577
161,777	*	Chegg, Inc	4,496
32,670	*,e	Cherry AB	220
23,500		China International Travel Service Corp Ltd	228
552,000	e	China Maple Leaf Educational Systems Ltd	991
277,000	e,g	China New Higher Education Group Ltd	255
2,516,000		China Travel International Inv HK	978
732,640	e,g	China Yuhua Education Corp Ltd	518
92,360	*,n	Chipotle Mexican Grill, Inc (Class A)	39,841
15,045		Choice Hotels International, Inc	1,137
17,946		Churchill Downs, Inc	5,321
25,001	*	Chuy’s Holdings, Inc	768
10,778		Cie des Alpes	370
53,550		City Lodge Hotels Ltd	553
42,191	*	Codere S.A.	408
62,708		Collins Foods Ltd	258
33,200	e	Colowide Co Ltd	887
676,356		Compass Group plc	14,417
51,755		Corporate Travel Management Ltd	1,044
96,864		Cox & Kings India Ltd	296
29,085	e	Cracker Barrel Old Country Store, Inc	4,543
25,700		Create Restaurants Holdings, Inc	376
375,289		Crown Resorts Ltd	3,745
96,793	*,e	Curro Holdings Ltd	206
94,100		CVC Brasil Operadora e Agencia de Viagens S.A.	1,097
83,000		Daekyo Co Ltd	577
101,000		Dahan Development Corp	202
4,200	e	Daisyo Corp	68
195,504	*	Dalata Hotel Group plc	1,594
130,392		Darden Restaurants, Inc	13,960
113,161	*	Dave & Buster’s Entertainment, Inc	5,386
31,526	*	Del Frisco’s Restaurant Group, Inc	397
49,546	*	Del Taco Restaurants, Inc	703
177,755	*	Denny’s Corp	2,832
135,751		Dignity plc	1,802
26,386	e	DineEquity, Inc	1,974
4,209	e	DO & CO AG.	249
39,991		Domino’s Pizza Enterprises Ltd	1,544
2,198,981		Domino’s Pizza Group plc	10,036
32,085		Domino’s Pizza, Inc	9,053
11,800,000	e	Donaco International Ltd	1,266
16,200		Doutor Nichires Holdings Co Ltd	321
94,782	*	Drive Shack, Inc	732
2,163,105	*	Dubai Parks & Resorts PJSC	195
33,555	e	Dunkin Brands Group, Inc	2,318
1,734,800		Dynam Japan Holdings Co Ltd	2,301
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

122,549		EIH Ltd	$304
68,989	*	El Pollo Loco Holdings, Inc	786
100,151	*,e	Eldorado Resorts, Inc	3,916
65,709	g	Elior Participations S.C.A	947
19,515	*	Emerson Pacific, Inc	145
240,000		Emperor Entertainment Hotel Ltd	52
5,197	*,e	Empire Resorts, Inc	103
62,196		EnerCare, Inc	851
287,808	*	Enterprise Inns plc	553
397,300		Erawan Group PCL	76
1,048,500		Estacio Participacoes S.A.	6,595
13,048	g	Evolution Gaming Group AB	807
2,523,232		Extended Stay America, Inc	54,527
177,000		Fairwood Holdings Ltd	676
45,542	*,e	Famous Brands Ltd	376
37,871	*	Fiesta Restaurant Group, Inc	1,087
183,410		Flight Centre Travel Group Ltd	8,634
31,990		Formosa International Hotels Corp	156
616,000		Fu Shou Yuan International Group Ltd	693
11,499	e	Fuji Kyuko Co Ltd	343
5,400	e	Fujita Kanko, Inc	160
217,368	e	G8 Education Ltd	374
27,100		GAEC Educacao S.A.	105
3,074,974		Galaxy Entertainment Group Ltd	23,703
5,364,792		Genting BHD	11,161
8,697,371		Genting Singapore Ltd	7,788
1,759,078		Gold Reef Resorts Ltd	2,629
27,131	*,e	Golden Entertainment, Inc	732
62,155		Gourmet Master Co Ltd	600
3,024		Graham Holdings Co	1,772
118,144	*	Grand Canyon Education, Inc	13,186
21,139		Grand Korea Leisure Co Ltd	494
113,170	*	Great Canadian Gaming Corp	4,007
181,548		Greene King plc	1,375
294,375		Greggs plc	3,861
391,007		GVC Holdings plc	5,407
517,955		H&R Block, Inc	11,799
85,987	*,e	Habit Restaurants, Inc	860
820,000	*,g	Haichang Holdings Ltd	197
6,224		Hana Tour Service, Inc	488
14,396		Hiday Hidaka Corp	322
378,522	*	Hilton Grand Vacations, Inc	13,135
105,209		Hilton Worldwide Holdings, Inc	8,328
15,400	e	Hiramatsu Inc	71
20,100		HIS Co Ltd	605
245,700	*	Hoteles City Express SAB de C.V.	262
511,583	*	Houghton Mifflin Harcourt Co	3,914
161,375		Huangshan Tourism Development Co Ltd	192
4,290,000	*,e	Huayi Tencent Entertainment Co Ltd	204
183,800		Huazhu Group Ltd (ADR)	7,718
74,765		Hyatt Hotels Corp	5,768
9,700	e	Ichibanya Co Ltd	424
257,356		IDP Education Ltd	2,002
625,193		ILG, Inc	20,650
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

489,091		Indian Hotels Co Ltd	$943
82,772		InterContinental Hotels Group plc	5,146
281,756	e	International Game Technology plc	6,548
61,639		International Speedway Corp (Class A)	2,755
60,616	e	Invocare Ltd	616
79,628	*	J Alexander’s Holdings, Inc	888
101,594		Jack in the Box, Inc	8,648
90,701	*	Jackpotjoy plc	1,148
374,297		Jollibee Foods Corp	1,845
41,825		Jubilant Foodworks Ltd	846
41,825	*,m	Jubilant Foodworks Ltd	846
105,465	*	K12, Inc	1,726
557,455		Kangwon Land, Inc	13,081
15,600		Kappa Create Co Ltd	203
12,400		Kisoji Co Ltd	314
8,600	*	KNT-CT Holdings Co Ltd	120
32,000		KOMEDA Holdings Co Ltd	629
93,200		Koshidaka Holdings Co Ltd	1,369
2,360,545		Kroton Educacional S.A.	5,676
6,800		Kura Corp	451
20,500	e	Kyoritsu Maintenance Co Ltd	1,123
2,233,692		Las Vegas Sands Corp	170,565
82,136	*	Laureate Education, Inc	1,177
273,331	e,g	LeoVegas AB	2,158
36,063	*	Lindblad Expeditions Holdings, Inc	478
6,033	*	Lotte Tour Development Co Ltd	116
1,231,000	e	Macau Legend Development Ltd	202
1,430,800		Magnum BHD	740
24,112		Mahindra Holidays & Resorts India Ltd	103
374,300	e	Mandarin Oriental International Ltd	872
1,097,045		Marriott International, Inc (Class A)	138,886
32,620	e	Marriott Vacations Worldwide Corp	3,685
370,675		Marston’s plc	487
5,300		Matsuya Foods Co Ltd	180
1,200,000		Max’s Group, Inc	256
1,812,979	n	McDonald’s Corp	284,076
73,053		McDonald’s Holdings Co Japan Ltd	3,725
13,000		Meiko Network Japan Co Ltd	150
2,264,085		Melco Crown Entertainment Ltd (ADR)	63,394
890,000		Melco International Development	2,730
30,264,600	*	Melco Resorts And Entertainment Philippines Corp	2,949
66,903		Melia Hotels International S.A.	915
71,132	g	Merlin Entertainments plc	363
720,500	e	MGM China Holdings Ltd	1,666
222,806		MGM Resorts International	6,468
1		Minor International PCL (ADR)	0	^
1,581,008		Minor International PCL (Foreign)	1,551
172,405		Mitchells & Butlers plc	590
9,816		Modetour Network, Inc	239
17,149	*	Monarch Casino & Resort, Inc	755
2,600	e	Monogatari Corp	265
14,000	e	MOS Food Services, Inc	413
16,139		MTY Food Group, Inc	618
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,499		Nathan’s Famous, Inc	$612
127,869		Navitas Ltd	420
138,998		New Oriental Education & Technology Group (ADR)	13,158
121,931		NH Hoteles S.A.	900
22,982	*,e	Noodles & Co	283
101,122	*	Norwegian Cruise Line Holdings Ltd	4,778
7,400		Ohsho Food Service Corp	422
576,512		OPAP S.A.	6,500
9,605	*	Orascom Development Holding AG.	143
147,691		Oriental Land Co Ltd	15,485
18,650		Paddy Power plc	2,069
68,745		Pandox AB	1,165
34,739	e	Papa John’s International, Inc	1,762
28,249	e	Paradise Co Ltd	457
1,000,000	g	Parques Reunidos Servicios Centrales SAU	16,042
26,990		Patisserie Holdings plc	167
949,770	*,n	Penn National Gaming, Inc	31,903
8,200	e	Pepper Food Service Co Ltd	337
3,300	e	PIA Corp	186
2,772	*	Pierre & Vacances	95
79,395	*	Pinnacle Entertainment, Inc	2,678
333,951		Planet Fitness, Inc	14,674
24,488	*	PlayAGS, Inc	663
796,732		Playtech Ltd	7,900
11,900	e	Plenus Co Ltd	195
34,158	*	Potbelly Corp	442
4,877,000		Premium Leisure Corp	80
28,841		RCI Hospitality Holdings, Inc	913
230,787		Recipe Unlimited Corp	4,998
26,768	*	Red Lion Hotels Corp	312
19,324	*,e	Red Robin Gourmet Burgers, Inc	900
1,513,837		Red Rock Resorts, Inc	50,714
402,000		Regal Hotels International Holdings Ltd	250
105,005	*	Regis Corp	1,737
2,831,529		Resorts World BHD	3,419
50,300		Resorttrust, Inc	889
1,230,168	e	Restaurant Brands International, Inc	74,179
148,410		Restaurant Brands International, Inc (Toronto)	8,952
68,424		Restaurant Brands New Zealand Ltd	361
110,313	e	Restaurant Group plc	409
30,482		Rezidor Hotel Group AB	98
12,400		Ringer Hut Co Ltd	290
44,000		Round One Corp	691
149,816		Royal Caribbean Cruises Ltd	15,521
16,400	e	Royal Holdings Co Ltd	449
138,220		Ruth’s Chris Steak House, Inc	3,877
15,800		Saizeriya Co Ltd	361
2,740,495		Sands China Ltd	14,611
327,554	g	Scandic Hotels Group AB	2,818
83,629	*	Scientific Games Corp (Class A)	4,110
84,959	*,e	SeaWorld Entertainment, Inc	1,854
22,796	g	Ser Educacional S.A.	93
391,841		Service Corp International	14,024
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

517,824	*	ServiceMaster Global Holdings, Inc	$30,795
37,479	*,e	Shake Shack, Inc	2,480
45,649		Shanghai Jinjiang International Travel Co Ltd	93
818,120		Shangri-La Asia Ltd	1,533
145,400	*	Shenzhen Overseas Chinese Town Co Ltd	158
1,138		Shinsegae Food Co Ltd	172
40,195	e	Six Flags Entertainment Corp	2,816
1,286,148		SJM Holdings Ltd	1,595
38,027		SkiStar AB (Series B)	791
1,195,823		Sky City Entertainment Group Ltd	3,269
149,600	e	Skylark Co Ltd	2,213
13,135		Sodexho Alliance S.A.	1,311
55,138	e	Sonic Corp	1,898
57,167	*	Sotheby’s (Class A)	3,106
18,051		Speedway Motorsports, Inc	313
1,438,335		SSP Group plc	12,001
8,600		St Marc Holdings Co Ltd	212
240,487	*,e	Stadio Holdings Ltd	72
482,942		Star Entertainment Grp Ltd	1,759
2,002,922		Starbucks Corp	97,843
191,700	*	Stars Group, Inc	6,953
16,341		Strayer Education, Inc	1,847
5,500		Studio Alice Co Ltd	130
79,675	*	Sun International Ltd	355
77,500	*	Sushiro Global Holdings Ltd	4,681
1,248,357		Tabcorp Holdings Ltd	4,115
312,726	*	TAL Education Group (ADR)	11,508
22,800	e	Tarena International, Inc (ADR)	173
101,163	*,g	Telepizza Group S.A.	684
102,848		Texas Roadhouse, Inc (Class A)	6,738
1,270,831		Thomas Cook Group plc	1,801
54,786		Thomas Cook India Ltd	213
3,600	*,e	TKP Corp	155
47,800		Tokyo Dome Corp	427
8,700		Tokyotokeiba Co Ltd	376
11,900		Toridoll.corp	281
9,800		Tosho Co Ltd	374
42,720	*	Town Sports International Holdings, Inc	622
2,202,949		TUI AG. (DI)	48,183
15,500	*,e	Tuniu Corp (ADR)	131
695,566		Unibet Group plc (ADR)	8,714
226,451		Vail Resorts, Inc	62,091
3,647	*,g	Vapiano SE	86
15,600	e	Watami Co Ltd	204
205,520	*	Weight Watchers International, Inc	20,778
70,513		Wendy’s	1,211
106,481		Wetherspoon (J.D.) plc	1,771
225,586		Whitbread plc	11,759
606,555		William Hill plc	2,423
343,270		Wingstop, Inc	17,891
348,000	e	Wisdom Education International Holdings Co Ltd	302
41,220		Wowprime Corp	121
69,211		Wyndham Hotels & Resorts, Inc	4,072
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

160,050	e	Wyndham Worldwide Corp	$7,085
3,307,961		Wynn Macau Ltd	10,601
930,721	n	Wynn Resorts Ltd	155,747
12,900		Yomiuri Land Co Ltd	539
14,811		Yong Pyong Resort Co Ltd	100
38,200		Yoshinoya D&C Co Ltd	761
2,236,424		Yum China Holdings, Inc	86,013
347,850		Yum! Brands, Inc	27,209
71,400		Zensho Co Ltd	1,811
711,282	*,e	Zoe’s Kitchen, Inc	6,942
		TOTAL CONSUMER SERVICES	2,661,030

DIVERSIFIED FINANCIALS - 3.8%
398,035		3i Group plc	4,712
17,410		ABC Arbitrage	145
21,490		Ackermans & Van Haaren	3,695
50,030	e	Acom Co Ltd	192
132,800		Aeon Credit Service M BHD	473
32,670		AEON Financial Service Co Ltd	696
43,521		Affiliated Managers Group, Inc	6,470
67,326		AG Mortgage Investment Trust	1,265
101,496		AGF Management Ltd	537
850,542		AGNC Investment Corp	15,812
969,200	*	Aiful Corp	3,017
58,277		Aker ASA (A Shares)	4,446
1,792,599		Al Waha Capital PJSC	852
22,839	e	Alaris Royalty Corp	277
580,826		Alexander Forbes Group Holdings Ltd	244
126,953	*	Allied Minds plc	176
1,038,992		Ally Financial, Inc	27,294
811,840		Amanat Holdings PJSC	274
2,373,744	n	American Express Co	232,627
385,423		Ameriprise Financial, Inc	53,913
3,194,930		AMP Ltd	8,403
520,513	g	Amundi S.A.	35,980
2,533,888	e,g	Anima Holding S.p.A	13,543
1,985,005		Annaly Capital Management, Inc	20,426
155,044		Anworth Mortgage Asset Corp	771
184,694		Apollo Commercial Real Estate Finance, Inc	3,376
79,993	e	Arbor Realty Trust, Inc	834
132,933		Ares Commercial Real Estate Corp	1,836
45,295	e	Arlington Asset Investment Corp (Class A)	467
62,097	*	ARMOUR Residential REIT, Inc	1,416
119,477	e	Arrow Global Group plc	382
72,901		Artisan Partners Asset Management, Inc	2,198
1,171	*,e	Ashford, Inc	76
2,006,065		Ashmore Group plc	9,835
12,981	*,†,m	Asia Pacific Investment Partners Ltd	0	^
7,618	e	Associated Capital Group, Inc	289
31,725		Aurelius AG.	1,878
430,586		Australian Stock Exchange Ltd	20,525
13,490	e	Avanza AB	691
2,588,473	*,e	AXA Equitable Holdings, Inc	53,348
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

310,106		Ayala Corp	$5,345
2,215	*,†,m	Ayala Corp Preferred	0	^
92,035	e	Azimut Holding S.p.A.	1,418
31,850		B. Riley Financial, Inc	718
599,052	e	B2Holding ASA	1,248
1,728,453		B3 S.A.-Brasil Bolsa Balcao	9,120
173,527		Bajaj Finance Ltd	5,829
53,641	g	Banca Farmafactoring S.p.A	314
354,476	e	Banca Generali S.p.A	8,798
96,219		Banca IFIS S.p.A.	2,886
154,792		Banca Mediolanum S.p.A	1,046
45,926		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,130
3,072,615		Bank of New York Mellon Corp	165,706
1,294,366		BGC Partners, Inc (Class A)	14,652
34,526		BinckBank NV	195
91,427		BlackRock, Inc	45,626
1,128,724		Blackstone Group LP	36,311
287,494	e	Blackstone Mortgage Trust, Inc	9,036
327,000	e	BOCOM International Holdings Co Ltd	75
337,600		Bolsa Mexicana de Valores S.A. de C.V.	566
45,204		Bolsas y Mercados Espanoles	1,491
216,598	*,e	Brait S.A.	672
465,297		Brewin Dolphin Holdings plc	2,175
750,000	e	Bright Smart Securities & Commodities Group Ltd	219
1,015,392	e	Brookfield Asset Management, Inc	41,190
178,474		BSE Ltd	2,187
190,461		BT Investment Management Ltd	1,393
66,912		Bure Equity AB	753
266,228		Burford Capital Ltd	5,236
539,150		Bursa Malaysia BHD	981
363,070		Canaccord Financial, Inc	2,005
200,087	*	Cannae Holdings, Inc	3,712
926,333		Capital First Ltd	6,979
679,828		Capital One Financial Corp	62,476
1,057,000		Capital Securities Corp	391
141,515		Capstead Mortgage Corp	1,267
216,205		CBOE Holdings, Inc	22,500
87,396		Cembra Money Bank AG.	6,845
12,058	*	Central Depository Services India Ltd	49
116,800		Century Leasing System, Inc	6,612
116,146		Cerved Information Solutions S.p.A	1,244
1,081,123		Chailease Holding Co Ltd	3,536
543,958		Challenger Financial Services Group Ltd	4,760
690,589		Charles Schwab Corp	35,289
21,073		Cherry Hill Mortgage Investment Corp	376
415,814		Chimera Investment Corp	7,601
583,000		China Bills Finance Corp	274
21,425,105		China Cinda Asset Management Co Ltd	6,861
919,125		China Everbright Ltd	1,682
6,720,000	*,e	China Financial International Investments Ltd	194
11,975,045	e	China Galaxy Securities Co Ltd	6,122
9,694,000	g	China Huarong Asset Management Co Ltd	2,795
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,852,400	e,g	China International Capital Corp Ltd	$3,284
3,481	*,e	China Internet Nationwide Financial Services, Inc	58
496,000	*	China Investment Fund International Holdings Co Ltd	509
1,090,000	*,e	China LNG Group Ltd	156
930,000	*,e	China Tonghai International Financial Ltd	98
16,292,000	*,e	Chong Sing Holdings FinTech Gr	1,888
612,120		CI Financial Corp	11,002
2,347,415		CITIC Securities Co Ltd	4,667
120,800		CITIC Securities Co Ltd (Class A)	301
5,069,515	e	ClearView Wealth Ltd	4,352
380,145		Close Brothers Group plc	7,421
814,826	g	CMC Markets plc	2,144
646,054		CME Group, Inc	105,901
51,630		Coface S.A.	572
33,859		Cohen & Steers, Inc	1,412
127,360		Colony Credit Real Estate, Inc	2,640
71,700		Concentradora Hipotecaria SAPI de C.V.	59
195,416		Coronation Fund Managers Ltd	831
8,805		Corp Financiera Alba	511
41,081		Corp Financiera Colombiana S.A.	356
113,945	*,e	Cowen Group, Inc	1,578
96,364	*,e	Credit Acceptance Corp	34,055
22,917		Credit Analysis & Research Ltd	420
42,339	e	Credit Corp Group Ltd	566
80,042		Credit Saison Co Ltd	1,258
10,228,310		Credit Suisse Group	152,945
675,351		Credito Real SAB de C.V.	787
25,037		CRISIL Ltd	658
11,664	*	Curo Group Holdings Corp	291
234,851		CYS Investments, Inc	1,761
393,729		Daewoo Securities Co Ltd	3,009
51,842		Daishin Securities Co Ltd	544
13,887		Daishin Securities Co Ltd PF	107
2,083,475		Daiwa Securities Group, Inc	12,076
7,667		Daou Data Corp	80
70,158		Daou Technology, Inc	1,456
371,195		DeA Capital S.p.A.	554
359,353		Deutsche Bank AG. (Registered)	3,845
7,871		Deutsche Beteiligungs AG.	312
50,012		Deutsche Boerse AG.	6,649
4,647		Diamond Hill Investment Group, Inc	904
1,155,000	*	Dingyi Group Investment Ltd	109
383,660		Discover Financial Services	27,013
648,752	e,g	doBank S.p.A	8,527
199,284	*	Donnelley Financial Solutions, Inc	3,462
76,379		Dynex Capital, Inc	499
1,817,762	*	E*TRADE Financial Corp	111,174
289,170		Eaton Vance Corp	15,092
192,037		Eclipx Group Ltd	450
229,530		ECN Capital Corp	616
634,808		Edelweiss Capital Ltd	2,728
6,389	*	EFG Financial Products Holding AG.	367
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,000		EFG International	$1,321
311,028		Egyptian Financial Group-Hermes Holding	400
223,931	e	Element Financial Corp	1,053
27,303	*,e	Elevate Credit, Inc	231
2,400,000		Emperor Capital Group Ltd	153
39,499	*,e	Encore Capital Group, Inc	1,446
202,707	*	Enova International, Inc	7,409
11,227		Eurazeo	850
1,688,232	g	Euronext NV	106,979
175,998		Evercore Partners, Inc (Class A)	18,559
47,784	e	Exantas Capital Corp	486
141,555		EXOR NV	9,472
76,538	*	Ezcorp, Inc (Class A)	922
72,978		Factset Research Systems, Inc	14,457
4,626,276	*	Far East Horizon Ltd	4,480
160,091		Federated Investors, Inc (Class B)	3,733
6,399		Ferratum Oyj	121
502,102	*,e	FGL Holdings	4,213
30,480		Fiera Capital Corp	273
219,719		Financial Engines, Inc	9,865
38,400		Financial Products Group Co Ltd	494
6,937	*	FinTech Group AG.	218
2,718,500		First Pacific Co	1,309
102,376		FirstCash, Inc	9,198
3,262,601		FirstRand Ltd	15,156
158,310		FlexiGroup Ltd	260
104,713	g	Flow Traders	4,074
255,015		Franklin Resources, Inc	8,173
4,180,000	*	Freeman Financial Corp Ltd	47
9,431,561		Fubon Financial Holding Co Ltd	15,780
33,409,242		Fuhwa Financial Holdings Co Ltd	15,215
15,100		Fuyo General Lease Co Ltd	1,038
48,744	e	Gain Capital Holdings, Inc	368
6,173		GAMCO Investors, Inc (Class A)	165
663,200	e	Gentera SAB de C.V.	587
27,390	*	Georgia Capital plc	372
2,380,800		GF Securities Co Ltd	3,459
104,700		GF Securities Co Ltd (Class A)	209
11,455		Gimv NV	698
105,021		Gluskin Sheff + Associates, Inc	1,312
2,429,809	n	Goldman Sachs Group, Inc	535,943
180,801		Granite Point Mortgage Trust, Inc	3,318
25,478	e	Great Ajax Corp	333
189,094	*	Green Dot Corp	13,878
36,276	e	Greenhill & Co, Inc	1,030
14,453		GRENKELEASING AG.	1,648
88,621		Groupe Bruxelles Lambert S.A.	9,323
418,832		Grupo de Inversiones Suramericana S.A.	5,373
223,710		Grupo de Inversiones Suramericana S.A. (Preference)	2,728
58,875		GT Capital Holdings, Inc	1,004
276,500	e	Guolian Securities Co Ltd	85
8,430,800	e	Guotai Junan International Hol	1,817
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,321,000	e,g	Guotai Junan Securities Co Ltd	$2,799
788,559		Haci Omer Sabanci Holding AS	1,514
5,485,362		Haitong Securities Co Ltd	5,534
95,000		Haitong Securities Co Ltd (Class A)	136
21,625	e	Hamilton Lane, Inc	1,037
13,260		Hankook Tire Worldwide Co Ltd	209
59,334	*	Hanwha Securities Co	138
681,958		Hargreaves Lansdown plc	17,678
39,290		Hellenic Exchanges S.A.	213
107,700		Hitachi Capital Corp	2,780
8,480		HMC Investment Securities Co Ltd	76
82,925	e,g	Hoist Finance AB	606
1,449,752		Hong Kong Exchanges and Clearing Ltd	43,387
249,413		Houlihan Lokey, Inc	12,775
999,500	e	Huarong International Financial Holdings Ltd	178
4,646,000	g	Huatai Securities Co Ltd	7,368
109,616		Huatai Securities Co Ltd (Class A)	247
2,038	*	Hypoport AG.	379
62,900		IBJ Leasing Co Ltd	1,662
140,300		Ichiyoshi Securities Co Ltd	1,517
365,175	*	IFCI Ltd	79
1,371,006		IG Group Holdings plc	15,546
107,611	e	IGM Financial, Inc	3,119
138,469		India Infoline Ltd	1,352
1,599,717		Indiabulls Housing Finance Ltd	26,747
131,297		Indiabulls Securities Ltd	937
3,814	*,g	Indian Energy Exchange Ltd	92
48,658		Industrivarden AB	939
625,533		Infrastructure Development Finance Co Ltd	423
116,742	*	IntegraFin Holdings plc	555
265,884		Interactive Brokers Group, Inc (Class A)	17,126
524,788		IntercontinentalExchange Group, Inc	38,598
267,993		Intermediate Capital Group plc	3,882
139,055		International Personal Finance plc	374
60,841	*	INTL FCStone, Inc	3,146
173,328		Inversiones La Construccion S.A.	2,760
275,028		Invesco Ltd	7,305
171,222		Invesco Mortgage Capital, Inc	2,722
1,154,845		Investec Ltd	8,087
98,918		Investec plc	699
42,084		Investment AB Kinnevik (B Shares)	1,434
15,813		Investment AB Oresund	222
149,446		Investment Technology Group, Inc	3,126
120,936		Investor AB (B Shares)	4,899
258,037		IOOF Holdings Ltd	1,711
370,271	e	iShares MSCI Canada Index Fund	10,556
1,921,672		iShares MSCI EAFE Index Fund	128,694
1,043,077	e	iShares MSCI Emerging Markets	45,197
250,559		iShares Russell 1000 Value Index Fund	30,413
41,000	e	J Trust Co Ltd	338
17,400		Jaccs Co Ltd	376
107,217		Jafco Co Ltd	4,346
82,128		Janus Henderson Group plc	2,524
30,500	e	Japan Investment Adviser Co Ltd	1,490
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,841,700		Japan Securities Finance Co Ltd	$10,072
879,161		Jefferies Financial Group, Inc	19,992
898,346		Jih Sun Financial Holdings Co Ltd	268
130,886		JM Financial Ltd	221
196,161		JSE Ltd	2,318
308,383		Julius Baer Group Ltd	18,062
851,287		Julius Baer Holding AG.	11,706
8,500	e	Jupai Holdings Ltd (ADR)	161
1,309,736		Jupiter Investment Management Group Ltd	7,679
296,500		kabu.com Securities Co Ltd	960
43,715		KBC Ancora	2,331
8,936	e	KIWOOM Securities Co Ltd	869
112,455	e	KKR Real Estate Finance Trust, Inc	2,224
41,191		Korea Investment Holdings Co Ltd	3,106
11,648		KRUK S.A.	621
9,028		Kyobo Securities Co	77
14,000		Kyokuto Securities Co Ltd	183
774,854		Ladder Capital Corp	12,103
425,678		Ladenburg Thalmann Financial Services, Inc	1,447
899,665		Lazard Ltd (Class A)	44,003
61,985		Legg Mason, Inc	2,153
488,575	*	LendingClub Corp	1,852
571,557		London Stock Exchange Group plc	33,647
414,680		LPL Financial Holdings, Inc	27,178
63,265	e	Lundbergs AB (B Shares)	1,936
4,300	*	M&A Capital Partners Co Ltd	383
349,463		Macquarie Group Ltd	31,849
132,864		Magellan Financial Group Ltd	2,287
180,492	*	Magma Fincorp Ltd	429
269,066	*	Mahindra & Mahindra Financial Services Ltd	1,847
10,770,742		Man Group plc	24,968
1,047,259		Manappuram General Finance & Leasing Ltd	1,506
62,998		MarketAxess Holdings, Inc	12,465
13,277		Marlin Business Services Corp	396
206,400	*	Marusan Securities Co Ltd	1,894
601,401		Masterlink Securities Corp	212
675,000		Matsui Securities Co Ltd	6,443
183,044		Meritz finance Holdings Co Ltd	2,200
182,472		Meritz Securities Co Ltd	580
13,920,906		Metro Pacific Investments Corp	1,200
893,429		MFA Mortgage Investments, Inc	6,772
483,637		Mitsubishi UFJ Lease & Finance Co Ltd	2,965
37,677		MLP AG.	234
102,675		Moelis & Co	6,022
24,847		Moelis Australia Ltd	110
728,000	e	Monex Beans Holdings, Inc	4,197
329,864		Moody’s Corp	56,262
4,612,205		Morgan Stanley	218,619
51,913		Morningstar, Inc	6,658
46,933		Motilal Oswal Financial Services Ltd	531
141,366		MSCI, Inc (Class A)	23,386
67,703		MTGE Investment Corp	1,327
451,800		Muangthai Capital PCL	450
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

712,891		Multi Commodity Exchange of India Ltd	$7,597
138,452		Muthoot Finance Ltd	767
227,584		NASDAQ OMX Group, Inc	20,772
838,122		Natixis	5,930
511,983		Navient Corp	6,671
3,600		NEC Capital Solutions Ltd	63
28,559		Nelnet, Inc (Class A)	1,668
24,313	e,g	Netmarble Corp	3,326
45,181	*	Netwealth Group Ltd	274
739,053		New Residential Investment Corp	12,926
166,726	e	New York Mortgage Trust, Inc	1,002
56,823	*,†,m	NewStar Financial, Inc	28
219,500		NEX Group plc	2,967
10,434		NICE Holdings Co Ltd	156
28,400	*,e	Noah Holdings Ltd (ADR)	1,481
791,010		Nomura Holdings, Inc	3,828
100,081		Northern Trust Corp	10,297
358,704		Numis Corp plc	1,952
3,417,866	e	NZX Ltd	2,616
82,000		Okasan Holdings, Inc	403
1,125,456		OM Asset Management plc	16,049
641,427	*	On Deck Capital, Inc	4,490
307,327	*	OneMain Holdings, Inc	10,231
143,793		Onex Corp	10,554
500,000	e	OP Financial Investments Ltd	198
15,237		Oppenheimer Holdings, Inc	427
77,135	e	Orchid Island Capital, Inc	580
271,900		Orient Corp	365
600,000	e,g	Orient Securities Co Ltd	467
4,216,956		ORIX Corp	66,468
588,912		Osaka Securities Exchange Co Ltd	10,923
605,712		OSK Holdings BHD	146
186,083		OzForex Group Ltd	240
48,470		P2P Global Investments plc	515
49,741		Pargesa Holding S.A.	4,210
10,483		Partners Group	7,664
91,408		PennyMac Mortgage Investment Trust	1,736
491,653		Peregrine Holdings Ltd	773
517,000	*,†,m	Peregrine Investment Holdings	0
59,642		Perpetual Trustees Australia Ltd	1,836
32,755		Pico Holdings, Inc	382
58,500		Pinnacle Investment Management Group Ltd	232
224,790	*	Pioneers Holding	102
22,354		Piper Jaffray Cos	1,718
30,108		PJT Partners, Inc	1,607
358,123		Platinum Asset Mangement Ltd	1,521
778,628		Plus500 Ltd	16,485
407,601		Power Finance Corp Ltd	460
67,493	*,e	PRA Group, Inc	2,602
489,082	*	President Securities Corp	238
148,927		Provident Financial plc	1,175
128,606		PSG Group Ltd	2,023
8,259,100	*	PT Kresna Graha Investama Tbk	418
120,688		Pzena Investment Management, Inc (Class A)	1,112
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,954,765	*,g	Quilter plc	$13,302
342,375		Ratchthani Leasing PCL	75
49,589		Rathbone Brothers	1,692
129,928	e	Ratos AB (B Shares)	433
282,894		Raymond James Financial, Inc	25,277
114,413		Redwood Trust, Inc	1,884
112,644	*	Regional Management Corp	3,945
171,447	*	Reinet Investments S.C.A	3,020
334,540		Reliance Capital Ltd	1,896
674,003		Remgro Ltd	10,015
40,716		Repco Home Finance Ltd	328
700,363	g	Resurs Holding AB	4,491
10,800		Ricoh Leasing Co Ltd	355
1,158,079		RMB Holdings Ltd	6,372
1,687,963		Rural Electrification Corp Ltd	2,583
698,264		S&P Global, Inc	142,369
35,197	*	Safeguard Scientifics, Inc	451
32,091		Samsung Card Co	1,103
68,921		Samsung Securities Co Ltd	2,151
80,731		Sanne Group plc	718
490,795		Santander Consumer USA Holdings, Inc	9,369
244,200		Sawada Holdings Co Ltd	2,276
974,514		SBI Holdings, Inc	24,987
53,212		Schroders plc	2,208
333,524		SEI Investments Co	20,852
5	*,†,m	SFCG Co Ltd	0
94,000	*	Sheng Ye Capital Ltd	86
2,093		Shinyoung Securities Co Ltd	107
452,730		Shriram Transport Finance Co Ltd	8,591
11,376	*,e	Siebert Financial Corp	119
11,408		Silvercrest Asset Management Group, Inc	186
1,547,530		Singapore Exchange Ltd	8,132
152,478	*	SK Securities Co Ltd	144
6,230,000	e	Skyway Securities Group Ltd	360
861,904	*	SLM Corp	9,869
768,475	*,†,e,m	SNS Reaal	9
20,558,357		Sociedad de Inversiones Oro Blanco S.A.	174
5,216		Societe Fonciere Financiere et de Participations FFP	644
17,589		Sofina S.A.	3,037
513,648	e	Sparx Group Co Ltd	1,163
12,500		SPDR Trust Series 1	3,391
503,762	e	Sprott, Inc	1,165
917,110		SREI Infrastructure Finance Ltd	833
350,950		Srisawad Corp PCL	312
395,801		St. James’s Place plc	5,972
2,214,582		Standard Life plc	9,483
1,930,182		State Street Corp	179,681
237,737		Stifel Financial Corp	12,422
4,800	*	Strike Co Ltd	186
5,109,000		Sun Hung Kai & Co Ltd	2,868
33,189		Sundaram Finance Ltd	775
24,256		Swissquote Group Holding S.A.	1,343
1,963,413		Synchrony Financial	65,539
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

178,502		T Rowe Price Group, Inc	$20,722
13,517,366		Tai Fook Securities Group Ltd	6,140
671,000		Taiwan Acceptance Corp	2,606
63,642	e	Tamburi Investment Partners S.p.A.	437
8,197		Tata Investment Corp Ltd	97
218,381		TD Ameritrade Holding Corp	11,961
250,088		Thomson Corp (Toronto)	10,092
95,255		TI Financial Holdings Ltd	854
68,566		TMX Group Ltd	4,495
383,180		Tokai Tokyo Securities Co Ltd	2,442
71,380	*	Tong Yang Investment Bank	236
47,493		TPG RE Finance Trust, Inc	965
362,946		Tullett Prebon plc	2,014
353,247		Two Harbors Investment Corp	5,581
1,646,274		UBS AG.	25,238
637,700	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,717
1,143,432		UOB-Kay Hian Holdings Ltd	1,066
78,289	*	Uranium Participation Corp	242
17,900	*	Uzabase, Inc	528
1,797		Value Line, Inc	43
3,511,000	e	Value Partners Group Ltd	2,761
18,551		Verusa Holding AS.	88
140,408		Virtu Financial, Inc	3,728
10,258		Virtus Investment Partners, Inc	1,313
13,676	e	Volati AB	61
67,652		Vontobel Holding AG.	4,907
2,334,978		Voya Financial, Inc	109,744
2,008		VZ Holding AG.	631
373,643	e	Waddell & Reed Financial, Inc (Class A)	6,714
19,130		Warsaw Stock Exchange	187
1,873,160		Waterland Financial Holdings	660
22,593		Wendel	3,109
61,539		Western Asset Mortgage Capital Corp	641
12,935		Westwood Holdings Group, Inc	770
177,866		WisdomTree Investments, Inc	1,615
747,848		Woori Investment & Securities Co Ltd	10,018
9,274	*	World Acceptance Corp	1,030
13,700	e	Yintech Investment Holdings Ltd (ADR)	115
27,861		ZAIS Financial Corp	453
427,664		Zeder Investments Ltd	167
172,500		Zenkoku Hosho Co Ltd	7,810
		TOTAL DIVERSIFIED FINANCIALS	4,663,186

ENERGY - 6.6%
660,562	*	Abraxas Petroleum Corp	1,909
3,591		Adams Resources & Energy, Inc	154
16,229,804		Adaro Energy Tbk	2,025
110,231	*	Advantage Oil & Gas Ltd	345
54,892		Aegis Logistics Ltd	171
3,975,000	e	Agritrade Resources Ltd	749
99,931	*	Akastor ASA	220
275,970		Aker BP ASA	10,151
94,477	*	Aker Solutions ASA	659
145,435	*,e	Alta Mesa Resources, Inc	990
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,385	e	AltaGas Income Trust	$1,805
37,178	*	Amyris, Inc	238
1,011,735		Anadarko Petroleum Corp	74,110
167,887		Andeavor	22,023
193,601	*	Antero Resources Corp	4,133
1,202,000	*	Anton Oilfield Services Group	172
100,000		AOC Holdings, Inc	375
616,273		Apache Corp	28,811
530,895	*	Apergy Corp	22,165
309,128	*,e	Approach Resources, Inc	754
95,221		ARC Resources Ltd	984
99,628		Arch Coal, Inc	7,814
682,574		Archrock, Inc	8,191
49,671	*	Ardmore Shipping Corp	407
583,990	*,e	Athabasca Oil Corp	800
1,126,347		Baker Hughes a GE Co	37,203
229,600		Bangchak Corp PCL	222
2,262,010		Banpu PCL (Foreign)	1,330
114,643	*	Basic Energy Services, Inc	1,274
164,100	*,e	Baytex Energy Trust	545
4,061,704		Beach Petroleum Ltd	5,257
1,242,482		Bharat Petroleum Corp Ltd	6,792
135,962		Birchcliff Energy Ltd	498
270,418	*,e	Bonanza Creek Energy, Inc	10,241
154,384	e	Bonavista Energy Trust	175
13,450	e	Bonterra Oil & Gas Ltd	175
204,677	*,e	Borr Drilling Ltd	976
16,142	e	Bourbon S.A.	89
15,794,622		BP plc	120,174
547,485		BP plc (ADR)	24,998
4,650,000	*,†,e,m	Brightoil Petroleum Holdings Ltd	889
50,476	e	Bristow Group, Inc	712
1,734,100	*	Bumi Armada BHD	309
50,594	*,e,g	BW LPG Ltd	201
278,390	*	BW Offshore Ltd	1,421
98,091	*	C&J Energy Services, Inc	2,315
346,452		Cabot Oil & Gas Corp	8,246
274,828	*	Cactus, Inc	9,286
868,272	*	Cairn Energy plc	2,851
43,571	*,e	Calfrac Well Services Ltd	185
68,668	*,e	California Resources Corp	3,120
341,498	*,e	Callon Petroleum Co	3,668
257,742		Caltex Australia Ltd	6,203
106,708		Cameco Corp (Toronto)	1,200
874,544	*,e	Canacol Energy Ltd	2,834
1,796,367		Canadian Natural Resources Ltd (Canada)	64,837
34,524	*,e	CARBO Ceramics, Inc	317
63,029	e	Cardinal Energy Ltd	265
119,112	*	Carrizo Oil & Gas, Inc	3,317
1,563,193		Cenovus Energy, Inc	16,226
2,416,705		Cenovus Energy, Inc (Toronto)	25,093
365,680	*,e	Centennial Resource Development, Inc	6,604
139,344	e	CES Energy Solutions Corp	476
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

381,045	*	CGG S.A.	$943
543,096	*	Cheniere Energy, Inc	35,404
161,425		Chennai Petroleum Corp Ltd	718
440,038	*,e	Chesapeake Energy Corp	2,306
5,672,660		Chevron Corp	717,195
160,400	e	China Aviation Oil Singapore Corp Ltd	174
2,587,000		China Coal Energy Co	1,068
2,113,826		China Oilfield Services Ltd	1,991
11,377,795		China Shenhua Energy Co Ltd	26,911
7,036,000		China Suntien Green Energy Cor	2,019
268,289		Cimarex Energy Co	27,296
1,688,779	*	Clean Energy Fuels Corp	6,232
320,860	*	Cloud Peak Energy, Inc	1,120
25,649,246		CNOOC Ltd	43,951
411,583	*	CNX Resources Corp	7,318
750,904		Coal India Ltd	2,898
118	*,†,b,m	Cobalt International Energy, Inc	0	^
127,554		Computer Modelling Group Ltd	980
2,245,313	*	Concho Resources, Inc	310,639
1,201,565		ConocoPhillips	83,653
254,537	*	CONSOL Energy, Inc	9,761
1,334,731	*	Continental Resources, Inc	86,437
125	e	Core Laboratories NV	16
175,828		Cosan SA Industria e Comercio	1,596
298,400		Cosmo Energy Holdings Co Ltd	10,450
47,337	*,e	Covia Holdings Corp	879
266,491	e	Crescent Point Energy Corp	1,958
106,635	*	Crew Energy, Inc	163
24,195	e	CVR Energy, Inc	895
32,376	*	Dawson Geophysical Co	256
2,650		Delek Group Ltd	361
999,040		Delek US Holdings, Inc	50,122
940,107	*	Denbury Resources, Inc	4,522
957,007		Devon Energy Corp	42,070
139,215		DHT Holdings, Inc	653
3,997,751		Dialog Group BHD	3,053
99,392	*,e	Diamond Offshore Drilling, Inc	2,073
1,334,977		Diamondback Energy, Inc	175,643
4,328,174	*	DNO International ASA	7,968
775,100	*	Dommo Energia S.A.	284
42,788	*	Dorian LPG Ltd	327
57,388	*	Dril-Quip, Inc	2,950
2,654		E1 Corp	163
68,703	*	Earthstone Energy, Inc	608
167,541	*	Eclipse Resources Corp	268
4,815,262		Ecopetrol S.A.	4,970
362,359		Empresas COPEC S.A.	5,572
285,274		Enagas	8,320
80,666	e	Enbridge Income Fund	1,978
1,367,530		Enbridge, Inc (Toronto)	48,890
1,102,478		EnCana Corp	14,399
174,687		Enerflex Ltd	1,879
551,074	*	Energen Corp	40,129
1,161,414		Energy Absolute PCL (Foreign)	1,146
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,168,600	†,m	Energy Earth PCL	$39
112,294	*	Energy Fuels, Inc	255
1,053,134	*,e	Energy Resources of Australia Ltd	307
337,193	*	Energy XXI Gulf Coast, Inc	2,981
884,058	e	Enerplus Resources Fund	11,149
3,484,604		ENI S.p.A.	64,609
1,471,370	*,e	Enquest plc (London)	682
742	e	Ensco plc	5
81,067	e	Ensign Energy Services, Inc	362
4,327,099		EOG Resources, Inc	538,421
70,368	*,e	EP Energy Corp	211
216,271		EQT Corp	11,934
166,351	*	Era Group, Inc	2,154
542,400		Esso Malaysia BHD	971
4,294	*	Esso SA Francaise	242
7,483,200		Esso Thailand PCL (Foreign)	2,619
103,295	*	Etablissements Maurel et Prom	753
69,625	e	Euronav NV	638
37,510		Evolution Petroleum Corp	369
16,942		Exmar NV	120
419,522	*	Exterran Corp	10,505
218,673	*,e	Extraction Oil & Gas, Inc	3,212
747,720		Exxaro Resources Ltd	6,827
9,484,291		Exxon Mobil Corp	784,635
1,141,997	*	Ezion Holdings Ltd	76
172,194	*	Faroe Petroleum plc	333
131,713	*,e	FLEX LNG Ltd	199
4,271,814		Formosa Petrochemical Corp	17,138
119,869	*	Forum Energy Technologies, Inc	1,480
110,818	e	Frank’s International NV	864
91,795	e	Freehold Royalty Trust	866
117,609	e	Frontline Ltd	687
50,222	e	Frontline Ltd (Sigmax MTF)	291
129,837	*	FTS International, Inc	1,849
46,982	*,e	Fugro NV	681
696,661		Galp Energia SGPS S.A.	13,253
60,761	e	GasLog Ltd	1,161
763,711		Gazprom (ADR)	3,368
5,301,627		Gazprom OAO (ADR)	23,233
13,543		Gazpromneft OAO (ADR)	345
61,468		Gaztransport Et Technigaz S.A.	3,762
83,835	e	Gibson Energy, Inc	1,118
145,544	e	Golar LNG Ltd	4,288
13,285	*	Goodrich Petroleum Corp	164
83,098		Great Eastern Shipping Co Ltd	342
60,072	e	Green Plains Renewable Energy, Inc	1,099
101,009		Grupa Lotos S.A.	1,530
55,974		GS Holdings Corp	2,731
59,724		Gujarat Mineral Development Corp Ltd	93
33,272		Gulf International Services OSC	156
123,539	*	Gulf Keystone Petroleum Ltd	408
5,695	*,e	Gulfmark Offshore, Inc	191
760,152	*	Gulfport Energy Corp	9,555
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,546	*,e	Halcon Resources Corp	$911
28,743		Hallador Energy Co	205
2,754,099		Halliburton Co	124,100
471		Hankook Shell Oil Co Ltd	149
258,513	*	Helix Energy Solutions Group, Inc	2,153
209,744		Helmerich & Payne, Inc	13,373
264,606		Hess Corp	17,699
1,549,924	*	HighPoint Resources Corp	9,424
1,219,434		Hindustan Petroleum Corp Ltd	4,627
32,204	e	Hoegh LNG Holdings Ltd	178
233,485		HollyFrontier Corp	15,977
1,697,000	*,e	Honghua Group Ltd	157
389,174	*	Hunting plc	3,979
804,319	*,e	Hurricane Energy plc	504
501,198	e	Husky Energy, Inc	7,812
180,250		Idemitsu Kosan Co Ltd	6,410
285,207		Imperial Oil Ltd	9,480
228,731	*	Independence Contract Drilling, Inc	942
1,563,404		Indian Oil Corp Ltd	3,571
1,383,200		Inner Mongolia Yitai Coal Co	1,880
1,138,942		Inpex Holdings, Inc	11,829
746,144		Inter Pipeline Ltd	13,985
235	*	International Petroleum Corp	2
33,992	*	International Seaways, Inc	787
16,415	*,e	ION Geophysical Corp	399
41,130	*	Ipek Matbacilik Sanayi Ve Ticaret AS	52
10,996,607		IRPC PCL (Foreign)	1,923
1,498	*,e	Isramco, Inc	184
224,153		Itochu Enex Co Ltd	2,185
96,876	*,e	Jagged Peak Energy, Inc	1,261
5,900	*,e	Japan Drilling Co Ltd	3
23,000		Japan Petroleum Exploration Co	600
14,221	*	Jerusalem Oil Exploration	722
68,332		John Wood Group plc	564
392,000	e	Jutal Offshore Oil Services Ltd	87
6,673,910		JX Holdings, Inc	46,302
124,744	*,e	Karoon Gas Australia Ltd	104
689,298	*,e	Keane Group, Inc	9,423
87,011	*	Kelt Exploration Ltd	591
57,938	*,e	Key Energy Services, Inc	941
444,378	e	Keyera Corp	12,365
60,357	g	Kinder Morgan Canada Ltd	730
2,129,038		Kinder Morgan, Inc	37,620
50,103		Koninklijke Vopak NV	2,309
462,809	*	Kosmos Energy LLC	3,827
100,049	*	Kvaerner ASA	211
381,241	*	Laredo Petroleum Holdings, Inc	3,668
21,535	*,e	Liberty Oilfield Services, Inc	403
195,735	*,e	Lilis Energy, Inc	1,018
7,134		Lubelski Wegiel Bogdanka S.A.	103
45,842		LUKOIL PJSC (ADR)	3,160
576,264		LUKOIL PJSC (ADR)	39,245
134,815		Lundin Petroleum AB	4,279
16,313	*,e	Mammoth Energy Services, Inc	554
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,748,635		Marathon Oil Corp	$36,477
859,107		Marathon Petroleum Corp	60,275
2,817,048	*,e	Matador Resources Co	84,652
83,152	*	Matrix Service Co	1,526
322,317	*	McDermott International, Inc	6,334
5,067,480	*	MEG Energy Corp	42,247
95,751	*	Midstates Petroleum Co, Inc	1,303
202,200		Modec, Inc	5,596
1,034,221		MOL Hungarian Oil & Gas plc	9,952
35,005		Motor Oil Hellas Corinth Refineries S.A.	703
56,739	e	Mullen Group Ltd	669
283,605		Murphy Oil Corp	9,577
1,722,559		Nabors Industries Ltd	11,042
47,861		Naphtha Israel Petroleum Corp Ltd	280
952,738		National Oilwell Varco, Inc	41,349
17,913	*	Natural Gas Services Group, Inc	423
15,972	*,e	NCS Multistage Holdings, Inc	232
189,738		Neste Oil Oyj	14,845
347,090		New Zealand Refining Co Ltd	574
483,233	*	Newfield Exploration Co	14,618
23,758,000	*,e	Newocean Energy Holdings Ltd	4,845
297,937	*	Newpark Resources, Inc	3,233
183,550	*	NexGen Energy Ltd	339
11,728	*,e	NextDecade Corp	80
56,352	*	Nine Energy Service, Inc	1,866
375,329	*	Noble Corp plc	2,376
388,701		Noble Energy, Inc	13,713
209,128	e	Nordic American Tanker Shipping	560
54,167	*	Northern Drilling Ltd	507
166,723	*	Northern Oil And Gas, Inc	525
50,308	*,e	Nostrum Oil & Gas plc	128
118,135		NovaTek OAO (GDR)	17,462
8,375	*	Novatek PJSC (GDR)	1,242
444,222	*	NuVista Energy Ltd	3,082
550,330	*	Oasis Petroleum, Inc	7,138
256,602	*	Obsidian Energy Ltd	291
3,295,623		Occidental Petroleum Corp	275,778
82,771	*,e	Ocean Rig UDW, Inc	2,440
36,246		Ocean Yield ASA	316
306,901	e	Oceaneering International, Inc	7,814
285,086	*	Odfjell Drilling Ltd	1,178
417,200		Offshore Oil Engineering Co Ltd	330
882,100		Oil & Gas Development Co Ltd	1,130
6,757,086		Oil Refineries Ltd	2,844
1,218,035		Oil Search Ltd	8,002
116,768	*	Oil States International, Inc	3,748
226,423		OMV AG.	12,806
519,675		Oneok, Inc	36,289
390,899	*	Ophir Energy plc	260
1,641,842	*	Origin Energy Ltd	12,178
84,264	*	Overseas Shipholding Group, Inc	327
278,400	*	Pacific Ethanol, Inc	724
86,516	*,e	Painted Pony Energy Ltd	150
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,900		Pakistan Oilfields Ltd	$409
141,817		Pakistan State Oil Co Ltd	372
32,010		Panhandle Oil and Gas, Inc (Class A)	611
184,658	*	Par Pacific Holdings, Inc	3,209
32,725	*,e	Paramount Resources Ltd (Class A)	371
809,551	*	Parex Resources, Inc	15,284
120,882		Parkland Fuel Corp	2,970
8,503,934	*	Parsley Energy, Inc	257,499
145,778		Pason Systems, Inc	2,386
325,422		Patterson-UTI Energy, Inc	5,858
5,938		Paz Oil Co Ltd	780
196,556		PBF Energy, Inc	8,242
116,281	*	PDC Energy, Inc	7,029
380,654		Peabody Energy Corp	17,312
313,068		Pembina Pipeline Income Fund	10,842
496,500	*,e	Pengrowth Energy Trust	355
19,082	*	Penn Virginia Corp	1,620
182,445		Petrofac Ltd	1,402
4,658,205		Petroleo Brasileiro S.A.	23,341
6,768,419		Petroleo Brasileiro S.A. (Preference)	30,020
1,762,216	*	Petroleum Geo-Services ASA	8,233
1,213,800		Petron	202
258,959		Petronas Dagangan BHD	1,591
654,884		Petronet LNG Ltd	2,100
95,523	e	Peyto Exploration & Development Corp	735
17,910	*	PHI, Inc	182
652,485		Phillips 66	73,281
472,987	*	Pioneer Energy Services Corp	2,767
547,408		Pioneer Natural Resources Co	103,591
3,407,112		Plains All American Pipeline LP	80,544
1,292,659		Plains GP Holdings LP	30,907
4,260,412		Polish Oil & Gas Co	6,486
419,736		Polski Koncern Naftowy Orlen S.A.	9,401
100,100	*,†,m	Poseidon Concepts Corp	1
56,673	e	PrairieSky Royalty Ltd	1,119
160,502	*	Precision Drilling Trust	531
788,820	*	Premier Oil plc	1,334
542,300		Prima Marine PCL	102
36,280	*,e	Profire Energy, Inc	123
107,374	*	ProPetro Holding Corp	1,684
15,628,900	*	PT Bumi Resources Tbk	245
2,820,000	*	PT Delta Dunia Petroindo Tbk	145
462,600		PT Harum Energy Indonesia Tbk	80
1,027,900		PT Indika Energy Tbk	245
2,192,200		PT Indo Tambangraya Megah	3,419
4,467,566	*	PT Medco Energi Internasional Tbk	300
24,876,600		PT Tambang Batubara Bukit Asam Tbk	6,871
5,404,706		PT United Tractors Tbk	11,901
1,496,221		PTT Exploration & Production PCL (Foreign)	6,334
9,443,450		PTT PCL (Foreign)	13,682
185,501		Qatar Gas Transport Co Ltd	805
576,000		QGEP Participacoes S.A.	2,199
533,275	*	Questar Market Resources, Inc	6,538
77,616	*,e	Quintana Energy Services, Inc	657
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,011	*	Raging River Exploration, Inc	$655
432,380	e	Range Resources Corp	7,234
5,783,284		Reliance Industries Ltd	82,168
216,001	*,e	Renewable Energy Group, Inc	3,856
1,805,735		Repsol YPF S.A.	35,246
31,961	*,e	Resolute Energy Corp	997
8,489	*	Rex American Resources Corp	687
19,492	*	RigNet, Inc	201
86,291	*	Ring Energy, Inc	1,089
3,605	*,e	Rosehill Resources, Inc	29
978,795		Rosneft Oil Co (GDR)	6,065
108,397	*	Rosneft Oil Co PJSC (GDR)	674
326,066	*	Rowan Cos plc	5,289
8,750,594		Royal Dutch Shell plc (A Shares)	302,848
5,511,089		Royal Dutch Shell plc (B Shares)	197,369
198,014	e	RPC, Inc	2,885
1,662,384	*	RSP Permian, Inc	73,178
354,961	*	Saipem S.p.A	1,628
52,700		San-Ai Oil Co Ltd	649
110,853	*,e	Sanchez Energy Corp	501
225,193	*	SandRidge Energy, Inc	3,995
2,266,781	*	Santos Ltd	10,499
2,348,700	*	Sapurakencana Petroleum BHD	371
712,888		Saras S.p.A.	1,723
726,588		Sasol Ltd	26,424
101,394		SBM Offshore NV	1,572
4,183,895		Schlumberger Ltd	280,446
15,947	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,914
445,693		Scorpio Tankers, Inc	1,252
73,307	*	SEACOR Holdings, Inc	4,198
40,778	*	SEACOR Marine Holdings, Inc	942
1,163	*,b,e	Seadrill Ltd (Oslo Exchange)	0	^
89,264	e	Secure Energy Services, Inc	493
68,471	*	Select Energy Services, Inc	995
120,224	e	SemGroup Corp	3,054
402,800		Serba Dinamik Holdings BHD	323
50	*,†,m	Serval Integrated Energy Services	0
880,005	*	Seven Generations Energy Ltd	9,699
310,355		Shaanxi Coal Industry Co Ltd	385
245,300		Shanxi Lu’an Environmental Energy Development Co Ltd	342
308,500	*	Shanxi Xishan Coal & Electricity Power Co Ltd	349
38,194		ShawCor Ltd	741
53,700		Shell Refining Co Federation Of Malaya BHD	83
96,200		Shinko Plantech Co Ltd	970
123,668	e	Ship Finance International Ltd	1,849
574,940		Showa Shell Sekiyu KK	8,566
486,200		Siamgas & Petrochemicals PCL	135
13,038	*	SilverBow Resources, Inc	377
21,500		Sinanen Co Ltd	542
802,000	e	Sinopec Kantons Holdings Ltd	378
64,363		SK Energy Co Ltd	11,658
7,808		SK Gas Co Ltd	658
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

209,523		SM Energy Co	$5,383
32,388	*,e	Smart Sand, Inc	172
1,771,968		Snam Rete Gas S.p.A.	7,384
127,225		Soco International plc	162
47,672		S-Oil Corp	4,681
38,435	*,e	Solaris Oilfield Infrastructure, Inc	549
403,803	*,e	Sound Energy plc	213
1,503,616	*	Southwestern Energy Co	7,969
368,377	*	SRC Energy, Inc	4,059
2,431,343		Statoil ASA	64,291
501,036		Stobart Group Ltd	1,518
157,478		Subsea 7 S.A.	2,503
3,489,121		Suncor Energy, Inc	141,991
615,864	*	Superior Energy Services	5,998
125,202		Surge Energy, Inc	227
1,074,719		Surgutneftegaz (ADR)	4,769
322,189		Surgutneftegaz (ADR) (London)	1,440
72,415	*	Talos Energy, Inc	2,327
723,040	*	Tamarack Valley Energy Ltd	2,535
414,800		Targa Resources Investments, Inc	20,528
338,434		Tatneft PAO (ADR)	21,277
24,213	*	Tatneft PJSC (ADR)	1,552
1,308		TechnipFMC plc	42
612,188		TechnipFMC plc (Euro OTC)	19,431
18,868	e	Tecnicas Reunidas S.A.	606
102,944	e	Teekay Corp	798
326,125	e	Teekay Tankers Ltd (Class A)	382
122,383	*,e	Tellurian, Inc	1,018
68,560		Tenaris S.A.	1,251
184,411	*	Tetra Technologies, Inc	821
185,119		TGS Nopec Geophysical Co ASA	6,798
5,423,355		Thai Oil PCL (Foreign)	12,714
36,316	*,e	Tidewater, Inc	1,051
73,031		TMK OAO (GDR)	361
83,603		TORC Oil & Gas Ltd	467
14,647		TORM plc	115
48,223		Total Energy Services, Inc	426
2,933,650		Total S.A.	178,148
84,666	e	Tourmaline Oil Corp	1,513
16,000		Toyo Kanetsu K K	583
1,426,762	e	TransCanada Corp	61,731
1,124	*	Transocean Ltd	15
1,272,413	*,e	Transocean Ltd (NYSE)	17,101
170,698	*	Trican Well Service Ltd	388
160,841	*,e	Trinidad Drilling Ltd	229
2,373,457	*	Tullow Oil plc	7,637
121,435		Tupras Turkiye Petrol Rafine	2,862
333,694		Ultrapar Participacoes S.A.	3,956
1,921,462	*	UMW Oil & Gas Corp BHD	133
216,791	*	Unit Corp	5,541
215,585	*,e	Uranium Energy Corp	347
120,445	e	US Silica Holdings Inc	3,094
1,293,087		Valero Energy Corp	143,313
187,756	*,e	Vallourec SA	1,108
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,749		Verbio AG.	$594
75,600	e	Vermilion Energy, Inc	2,726
1,447,506	*	W&T Offshore, Inc	10,350
236,962		Washington H Soul Pattinson & Co Ltd	3,623
4,798,216	*,e	Weatherford International Ltd	15,786
241,136	e	Whitecap Resources, Inc	1,634
2,694,337		Whitehaven Coal Ltd	11,501
261,835	*	Whiting Petroleum Corp	13,804
182,437	*	WildHorse Resource Development Corp	4,627
4,713,326		Williams Cos, Inc	127,778
752,000	*,e	Wison Engineering Services Co Ltd	125
1,239,726		Woodside Petroleum Ltd	32,489
259,703		World Fuel Services Corp	5,301
112,378		WorleyParsons Ltd	1,452
2,868,957	*	WPX Energy, Inc	51,727
1,989,066		Yanzhou Coal Mining Co Ltd	2,590
394,700		Yinson Holdings BHD	447
1,624,000	*,e	Yuan Heng Gas Holdings Ltd	161
211,324		Z Energy Ltd	1,083
81,751	*,e	Zion Oil & Gas, Inc	331
		TOTAL ENERGY	8,020,922

FOOD & STAPLES RETAILING - 1.0%
995,621		7-Eleven Malaysia Holdings BHD	364
440,934		Aeon Co Ltd	9,433
18,500		Ain Pharmaciez Inc	1,364
2,735		Al Meera Consumer Goods Co	114
779,320		Alimentation Couche Tard, Inc	33,855
766,319		Almacenes Exito S.A.	4,235
40,635		Andersons, Inc	1,390
174,944		Arcs Co Ltd	4,773
419,800		Atacadao Distribuicao Comercio e Industria Ltd	1,640
183,471	*,g	Avenue Supermarts Ltd	3,980
73,308		Axfood AB	1,407
31,000		Axial Retailing, Inc	1,178
21,000		Belc Co Ltd	1,110
1,140,400		Berli Jucker PCL	1,737
7,194		BGF retail Co Ltd	1,259
339,730		Bid Corp Ltd	6,803
191,688		BIM Birlesik Magazalar AS	2,799
765,688		Carrefour S.A.	12,351
78,771		Casey’s General Stores, Inc	8,277
9,387		Casino Guichard Perrachon S.A.	363
85,100		Cawachi Ltd	1,740
2,237,275		Centros Comerciales Sudamericanos S.A.	5,513
32,615	*,e	Chefs’ Warehouse Holdings, Inc	930
1,609,661		Cia Brasileira de Distribuicao Grupo Pao de Acucar	32,349
3,096		CJ Freshway Corp	90
348,132	e	Clicks Group Ltd	4,971
10,460		Cocokara Fine Holdings, Inc	643
16,489		Colruyt S.A.	941
102,200	†,b,m	Conviviality plc	102
5,717,000		Cosco Capital, Inc	651
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,300		Cosmos Pharmaceutical Corp	$2,293
5,876,529		CP Seven Eleven PCL (Foreign)	12,904
82,600		Create SD Holdings Co Ltd	2,372
3,100		Daikokutenbussaan Co Ltd	145
219,600		Dairy Farm International Holdings Ltd	1,928
47,415	*,g	Dino Polska S.A.	1,309
246,030	g	Dis-Chem Pharmacies Ltd	469
316,427	e	Distribuidora Internacional de Alimentacion S.A.	919
41,363		Dongsuh Co, Inc	972
51,787		E-Mart Co Ltd	11,818
284,990		Empire Co Ltd	5,721
54,938		Eurocash S.A.	317
61,808		FamilyMart Co Ltd	6,509
5,500		Genky DrugStores Co Ltd	225
41,521	e	George Weston Ltd	3,388
109,700		Growell Holdings Co Ltd	5,833
217,500		Grupo Comercial Chedraui S.a. DE C.V.	505
29,976		GS Retail Co Ltd	1,183
12,600		Halows Co Ltd	309
127,300		Heiwado Co Ltd	3,171
28,425		Hyundai Greenfood Co Ltd	363
189,809	e	ICA Gruppen AB	5,807
20,913		Ingles Markets, Inc (Class A)	665
7,800		Itochu-Shokuhin Co Ltd	429
2,635,997		J Sainsbury plc	11,155
388,266		Jeronimo Martins SGPS S.A.	5,593
7,600		Kansai Super Market Ltd	84
50,400		Kato Sangyo Co Ltd	1,726
44,144		Kesko Oyj (B Shares)	2,696
18,100		Kobe Bussan Co Ltd	892
1,750,528		Koninklijke Ahold Delhaize NV	41,798
1,616,018		Kroger Co	45,976
23,000		Kusuri no Aoki Holdings Co Ltd	1,530
288,700	*,e	La Comer SAB de C.V.	302
64,080		Lawson, Inc	4,002
253,000	*	Lianhua Supermarket Holdings Co Ltd	74
10,400		Life Corp	258
179,320		Loblaw Cos Ltd	9,221
420,745		Magnit OAO (GDR)	7,540
28,589	*	Magnit PJSC (GDR)	515
31,205		Majestic Wine plc	198
71,853		MARR S.p.A.	1,890
70,717		Massmart Holdings Ltd	575
53,300		Matsumotokiyoshi Holdings Co Ltd	2,392
2,196,419	e	Metcash Ltd	4,236
515,798		Metro Wholesale & Food Specialist AG.	6,357
584,074		Metro, Inc	19,855
37,849	*	Migros Ticaret AS	169
7,400		Ministop Co Ltd	149
121,005	*,e	Natural Grocers by Vitamin C	1,542
43,400		Nihon Chouzai Co Ltd	1,150
3,300	*,e	Nishimoto Co Ltd	172
104,811	e	North West Co, Inc	2,338
40,000		Okuwa Co Ltd	419
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

579,993	*	Performance Food Group Co	$21,286
1,301,116		Pick’n Pay Stores Ltd	7,093
604,822		President Chain Store Corp	6,854
33,677		Pricesmart, Inc	3,048
13,300		Qol Co Ltd	248
209,302		Raia Drogasil S.A.	3,586
20,656	e	Rallye S.A.	236
15,424		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	749
37,700	*	Retail Partners Co Ltd	570
2,074,371	*,e	Rite Aid Corp	3,589
515,620		Robinsons Retail Holdings, Inc	768
8,979		Ryoshoku Ltd	239
10,300		San-A Co Ltd	509
810,013		Seven & I Holdings Co Ltd	35,329
1,389,900		Sheng Siong Group Ltd	1,080
7,100	e	Shoei Foods Corp	249
607,633		Shoprite Holdings Ltd	9,740
70,602		Shufersal Ltd	434
36,466	*	Smart & Final Stores, Inc	202
1,440,686	*	SMU S.A.	424
10,000		Sogo Medical Co Ltd	209
5,184,973		Sonae SPGS S.A.	6,221
175,676		Spar Group Ltd	2,375
250,830		Spartan Stores, Inc	6,401
140,000		Springland International Holdings Ltd	37
131,041	*	Sprouts Farmers Market, Inc	2,892
22,300		Sugi Pharmacy Co Ltd	1,290
10,479,227		Sun Art Retail Group Ltd	13,671
84,176		Sundrug Co Ltd	3,410
56,991	*,e	SUPERVALU, Inc	1,169
523,344		Sysco Corp	35,739
361,000		Taiwan TEA Corp	177
41,131,682		Tesco plc	139,173
28,277		Tsuruha Holdings, Inc	3,542
201,671	*	United Natural Foods, Inc	8,603
144,850		United Super Markets Holdings, Inc	1,873
847,557	*	US Foods Holding Corp	32,055
29,600		Valor Co Ltd	674
11,731	e	Village Super Market (Class A)	346
1,503,726		Walgreens Boots Alliance, Inc	90,246
14,087,950	*	Wal-Mart de Mexico SAB de C.V.	37,142
3,706,094	n	Walmart, Inc	317,427
14,908		Weis Markets, Inc	795
1,032,056		Wesfarmers Ltd	37,656
1,037,399		WM Morrison Supermarkets plc	3,441
1,185,985		Woolworths Ltd	26,784
182,328		X 5 Retail Group NV (GDR)	4,815
6,600	e	Yakuodo Co Ltd	238
23,300		Yaoko Co Ltd	1,284
101,200	e	Yokohama Reito Co Ltd	922
222,400		Yonghui Superstores Co Ltd	257
5,854	*,e	Zur Rose Group AG.	766
		TOTAL FOOD & STAPLES RETAILING	1,268,583
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 4.3%
179,376	*,e	22nd Century Group, Inc	$441
1,707,388	*,e	a2 Milk Co Ltd	13,224
129,504	e	AAK AB	2,055
60,086	*	Adecoagro S.A.	478
2,096	*	Agrana Beteiligungs AG.	216
15,154	e	AGT Food & Ingredients, Inc	177
271,693		Agthia Group PJSC	356
412,277		Ajinomoto Co, Inc	7,804
5,218		Alico, Inc	165
12,870	*,e	Alliance One International, Inc	204
3,875,893		Altria Group, Inc	220,112
6,341,374		AMBEV S.A.	29,418
180,461		Anadolu Efes Biracilik Ve Malt Sanayii AS	928
214,702		Anheuser-Busch InBev S.A.	21,656
532,759		Archer Daniels Midland Co	24,416
10,500		Ariake Japan Co Ltd	904
54,931	e	Aryzta AG.	822
333,469		Asahi Breweries Ltd	17,103
593,726		Associated British Foods plc	21,409
471,066		Astral Foods Ltd	9,802
5,256		Atria Group plc	64
180,198		Austevoll Seafood ASA	2,162
219,839	*,e	Australian Agricultural Co Ltd	204
32,359	*,m	Avanti Feeds Ltd	254
64,718	*	Avanti Feeds Ltd	509
218,681		AVI Ltd	1,725
100,436	e	B&G Foods, Inc (Class A)	3,003
119,410		Bakkafrost P	6,618
95,999	*,e,g	Bakkavor Group plc	244
3,898		Barry Callebaut AG.	6,985
248,588	e	Bega Cheese Ltd	1,360
144,900		Beijing Dabeinong Technology Group Co Ltd	90
2,540		Bell AG.	813
998,714		Bellamy’s Australia Ltd	11,463
923		Binggrae Co Ltd	50
112,000	*,e	Biostime International Holdings Ltd	772
17,229		Bonduelle S.C.A.	621
37,309	*	Boston Beer Co, Inc (Class A)	11,181
410,800		Boustead Plantations BHD	127
520,986	*	BRF S.A.	2,420
30,502		Britannia Industries Ltd	2,766
167,604		British American Tobacco Malaysia BHD	1,443
4,171,436		British American Tobacco plc	210,129
3,132		British American Tobacco plc (ADR)	158
1,653,550		Britvic plc	16,955
84,346		Brown-Forman Corp	4,121
202,679		Brown-Forman Corp (Class B)	9,933
503,900		Bumitama Agri Ltd	229
936,385		Bunge Ltd	65,275
255,974		C&C Group plc	968
24,365	e	Calavo Growers, Inc	2,343
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,774		Calbee, Inc	$2,286
122,441	*	Cal-Maine Foods, Inc	5,614
98,900		Camil Alimentos S.A.	168
189,993	e	Campbell Soup Co	7,702
48,362		Carlsberg AS (Class B)	5,690
228,100		Carlsberg Brewery-Malay BHD	1,090
120,455	*,e	Castle Brands, Inc	143
37,553	*	CCL Products India Ltd	148
35,033	*,e	Celsius Holdings, Inc	161
722,100		Century Pacific Food, Inc	216
1,518,000		Charoen Pokphand Enterprise	2,993
3,044,226		Charoen Pokphand Foods PCL	2,224
2,240,000		China Agri-Industries Holdings Ltd	854
4,375,889	†,e,m	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†,m	China Huiyuan Juice Group Ltd	48
2,734,946		China Mengniu Dairy Co Ltd	9,224
1,248,000	*	China Modern Dairy Holdings	234
1,493,164		China Resources Beer Holdings Company Ltd	7,231
4,169,000	*,e,g	China Shengmu Organic Milk Ltd	361
45,700		Chubu Shiryo Co Ltd	802
426,884		Cia Cervecerias Unidas S.A.	5,342
7,085		CJ CheilJedang Corp	2,243
149,892		Cloetta AB	454
473,701		Coca-Cola Amatil Ltd	3,222
7,008		Coca-Cola Bottling Co Consolidated	947
12,005,308	n	Coca-Cola Co	526,553
708,888		Coca-Cola European Partners plc (Class A)	28,809
751,427	e	Coca-Cola Femsa S.A. de C.V.	4,255
387,932		Coca-Cola HBC AG.	12,912
78,299		Coca-Cola Icecek AS	576
97,100		Coca-Cola West Japan Co Ltd	3,885
9,832,000		Cofco International Ltd	5,101
133,000	*	COFCO Meat Holdings Ltd	19
3,793,398		ConAgra Foods, Inc	135,538
326,010		Constellation Brands, Inc (Class A)	71,354
14,401		Corby Spirit and Wine Ltd	227
835,100		Costa Group Holdings Ltd	5,088
1,449,219		Costco Wholesale Corp	302,858
351,374		Cott Corp (Toronto)	5,821
18,973	*	Craft Brewers Alliance, Inc	392
85,625		Daesang Corp	2,041
50,467		Daesang Holdings Co Ltd	414
254,683	e	Dairy Crest Group plc	1,648
2,330,500	g	Dali Foods Group Co Ltd	1,793
1,164,802		Danone	85,045
249,311	*	Darling International, Inc	4,956
6,734,140		Davide Campari-Milano S.p.A	55,273
135,756		Dean Foods Co	1,427
5,139,537		Diageo plc	184,643
816		Dongwon F&B Co Ltd	216
6,899		Dongwon Industries Co Ltd	2,119
119,471	*	Dr Pepper Snapple Group, Inc	14,575
11,300		Dydo Drinco, Inc	671
1,214,000	*,†,e,m	Dynasty Fine Wines Group Ltd	2
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

297,790		Eastern Tobacco	$3,005
498,105		Easy Bio, Inc	3,732
56,834		Ebro Puleva S.A.	1,325
291,627		Embotelladora Andina S.A.	1,131
427,401		Embotelladoras Arca SAB de C.V.	2,631
2,692		Emmi AG.	2,290
26,400		Ezaki Glico Co Ltd	1,268
15,212	*	Farmer Bros Co	465
11,949		Farmsco	135
62,800		Feed One Co Ltd	131
4,735,204		Felda Global Ventures Holdings BHD	1,769
773,507		Fevertree Drinks plc	34,482
330,400	e	First Resources Ltd	378
188,319		Flowers Foods, Inc	3,923
1,789,863		Fomento Economico Mexicano S.A. de C.V.	15,767
362,007	e	Fonterra Shareholders’ Fund	1,334
47,427		ForFarmers NV	616
22,500		Foshan Haitian Flavouring & Food Co Ltd	250
167,500		Fraser & Neave Holdings BHD	1,618
61,751	e	Freedom Foods Group Ltd	308
244,833		Fresh Del Monte Produce, Inc	10,907
64,270	*,e	Freshpet, Inc	1,764
44,073		Fuji Oil Co Ltd	1,584
9,232		Fujicco Co Ltd	236
48,300		Fujiya Co Ltd	1,104
316,939		Futuris Corp Ltd	1,984
859,154		General Mills, Inc	38,026
258,814		Genting Plantations BHD	605
359,000		GFPT PCL (Foreign)	130
121,476	e	Glanbia plc	2,256
8,146		Godfrey Phillips India Ltd	86
531,234	e	Golden Agri-Resources Ltd	119
233,861		GrainCorp Ltd-A	1,328
3,275,272		Great Wall Enterprise Co	4,369
413,836		Greencore Group plc	1,015
9,254		Greenyard Foods	133
317,159		Grieg Seafood ASA	3,335
353,835	e	Gruma SAB de C.V.	4,328
1,717,016		Grupo Bimbo S.A. de C.V. (Series A)	3,345
143,895	e	Grupo Herdez SAB de C.V.	303
105,977	*	Hain Celestial Group, Inc	3,158
6,102		Haitai Confectionery & Foods Co Ltd	70
62,227		Heineken Holding NV	5,951
806,061		Heineken NV	80,758
55,900		Henan Shuanghui Investment & Development Co Ltd	222
139,891		Hershey Co	13,018
12,600		Hokuto Corp	225
375,542	e	Hormel Foods Corp	13,974
149,508	*	Hostess Brands, Inc	2,033
28,117	e	Hotel Chocolat Group Ltd	147
43,352		House Foods Corp	1,535
450,700		Ichitan Group PCL	63
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,849		Imperial Tobacco Group plc	$9,836
1,950,730		Indofood CBP Sukses Makmur Tbk	1,205
409,000	e	Industrias Bachoco SAB de C.V.	1,970
1,557,761	e	Inghams Group Ltd	4,397
86,266		Ingredion, Inc	9,550
85,900		Inner Mongolia Yili Industrial Group Co Ltd	361
1,644,697		IOI Corp BHD	1,851
6,698,438		ITC Ltd	26,030
31,300		Ito En Ltd	1,451
297,900		Itoham Yonekyu Holdings, Inc	2,563
27,338		J&J Snack Foods Corp	4,168
116,693		J.M. Smucker Co	12,542
1,124,121		Japan Tobacco, Inc	31,415
200,700	e	Japfa Ltd	93
906,697		JBS S.A.	2,176
358,825		Jeil Holdings Co Ltd	4,539
18,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	362
20,549		Jinro Ltd	362
13,061		John B. Sanfilippo & Son, Inc	972
25,400		J-Oil Mills, Inc	912
191,587		Juhayna Food Industries	129
43,673		Kagome Co Ltd	1,452
6,400		Kameda Seika Co Ltd	342
18,847		Kaveri Seed Co Ltd	153
216,979		Kellogg Co	15,160
6,500	e	Kenko Mayonnaise Co Ltd	239
510,106		Kerry Group plc (Class A)	53,375
11,500		KEY Coffee, Inc	229
1,164,460		Khon Kaen Sugar Industry PCL	105
117,071		Kikkoman Corp	5,911
982,390		Kirin Brewery Co Ltd	26,333
44,556		Koninklijke Wessanen NV	935
15,100		Kotobuki Spirits Co Ltd	789
4,648,959	n	Kraft Heinz Co	292,048
77,839		KRBL Ltd	383
117,153		KT&G Corp	11,257
381,752		Kuala Lumpur Kepong BHD	2,283
9,700		Kweichow Moutai Co Ltd	1,068
1,244		KWS Saat AG.	441
24,855		La Doria S.p.A	306
566,218		Lamb Weston Holdings, Inc	38,792
28,772		Lancaster Colony Corp	3,983
39,409	*	Landec Corp	587
1,152,780		Leroy Seafood Group ASA	7,765
442,753		Lien Hwa Industrial Corp	548
18,029		Limoneira Co	444
2,013		Lindt & Spruengli AG.	13,047
21		Lindt & Spruengli AG. (Registered)	1,595
260		Lotte Chilsung Beverage Co Ltd	358
930		Lotte Confectionery Co Ltd	151
3,381		Lotte Samkang Co Ltd	2,585
27,800	*	Luzhou Laojiao Co Ltd	255
108,380		M Dias Branco S.A.	1,046
2,378		Maeil Dairies Co Ltd	190
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,654		Manpasand Beverages Ltd	$73
48,211		Maple Leaf Foods, Inc	1,219
144,200	*	Marfrig Global Foods S.A.	303
62,000		Marudai Food Co Ltd	282
148,700		Maruha Nichiro Corp	5,988
201,296		McCormick & Co, Inc	23,368
114,800		Megmilk Snow Brand Co Ltd	3,067
112,001		MEIJI Holdings Co Ltd	9,459
20,011	e	MGP Ingredients, Inc	1,777
74,900		Minerva S.A.	121
25,800		Mitsui Sugar Co Ltd	800
352,409		Molson Coors Brewing Co (Class B)	23,978
6,977,748		Mondelez International, Inc	286,088
4,579,304	*	Monster Beverage Corp	262,394
26,560		Morinaga & Co Ltd	1,274
26,400		Morinaga Milk Industry Co Ltd	987
10,254		Muhak Co Ltd	139
19,500	*	Muyuan Foodstuff Co Ltd	131
12,000	e	Nagatanien Co Ltd	163
110,000		Namchow Chemical Industrial Ltd	219
48		Namyang Dairy Products Co Ltd	28
17,799	e	National Beverage Corp	1,903
24,678	*	Naturecell Co Ltd	339
2,827	*	Naturex	445
32,849		Nestle India Ltd	4,702
61,500		Nestle Malaysia BHD	2,244
2,093,721		Nestle S.A.	162,265
116,500	*	New Hope Liuhe Co Ltd	111
152,800		Nichirei Corp	3,892
5,900		Nippon Beet Sugar Manufacturing Co Ltd	128
109,400		Nippon Flour Mills Co Ltd	1,902
67,172		Nippon Meat Packers, Inc	2,715
698,013		Nippon Suisan Kaisha Ltd	3,439
71,200		Nisshin Oillio Group Ltd	2,137
159,813		Nisshin Seifun Group, Inc	3,386
42,338		Nissin Food Products Co Ltd	3,068
1,939		Nong Shim Co Ltd	566
1,229		Nong Shim Holdings Co Ltd	114
10,787		Norway Royal Salmon ASA	241
26,531		Oceana Group Ltd	153
130,904	e	Origin Enterprises plc	943
14,453		Orion Corp	357
21,666		Orion Corp/Republic of Korea	2,893
13,606		Orior AG.	1,171
156,378		Orkla ASA	1,368
1,397		Ottogi Corp	1,077
760,906	e	PAN Fish ASA	15,129
3,160,333		PepsiCo, Inc	344,065
34,067	e	Pernod-Ricard S.A.	5,560
5,762,990	n	Philip Morris International, Inc	465,304
152,557	*	Pilgrim’s Pride Corp	3,071
1,833,447	n	Pinnacle Foods, Inc	119,284
107,686	e	Pioneer Foods Ltd	878
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

885,400	*,e	Post Holdings, Inc	$76,162
1,665,691		PPB Group BHD	8,115
425,260	*	Premier Foods plc	213
23,523	e	Premium Brands Holdings Corp	2,027
358,000		Prima Meat Packers Ltd	2,069
170,203	*	Primo Water Corp	2,977
5,692,200		PT Austindo Nusantara Jaya	451
6,904,600	*	PT BW Plantation Tbk	86
15,188,518		PT Charoen Pokphand Indonesia Tbk	3,898
430,311		PT Gudang Garam Tbk	2,016
9,807,600		PT Hanjaya Mandala Sampoerna Tbk	2,444
4,282,591		PT Indofood Sukses Makmur Tbk	1,987
21,189,900	*	PT Inti Agri Resources Tbk	414
9,859,600		PT Japfa Comfeed Indonesia Tbk	1,103
1,432,444		PT Nippon Indosari Corpindo Tbk	94
2,146,100		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	148
6,544,000		PT Salim Ivomas Pratama Tbk	224
2,310,700		PT Sawit Sumbermas Sarana Tbk	205
1,434,900		PT Tunas Baru Lampung Tbk	89
3,998		Pulmuone Co Ltd	486
61,400		Q.P. Corp	1,551
106,825		QAF Ltd	72
486,985		QL Resources BHD	723
35,966		Radico Khaitan Ltd	217
184,104		Remy Cointreau S.A.	23,835
12,000,000		RFM Corp	1,066
93,447	e	Rhodes Food Group Pty Ltd	125
17,700		Riken Vitamin Co Ltd	703
11,100		Rock Field Co Ltd	191
57,483	e	Rogers Sugar, Inc	232
8,600		Rokko Butter Co Ltd	182
170,017		Royal Unibrew A.S.	13,511
28,700		S Foods, Inc	1,128
1,893		Sajo Industries Co Ltd	108
16,355		Sakata Seed Corp	619
202,333		Salmar ASA	8,487
1,538		Samlip General Foods Co Ltd	181
2,178		Samyang Corp	160
2,046		Samyang Foods Co Ltd	195
10,315		Samyang Holdings Corp	1,104
31,061	e	Sanderson Farms, Inc	3,266
328,400		Sao Martinho S.A.	1,512
194,600		Sapporo Holdings Ltd	4,880
398,161		Saputo, Inc	13,220
27,098	e	Scandi Standard AB	173
38,134	g	Scandinavian Tobacco Group A.S.	576
7,470		Schouw & Co	658
651		Seaboard Corp	2,580
60,014		Select Harvests Ltd	306
11,466	*	Seneca Foods Corp	310
14,637	*	Shanxi Xinghuacun Fen Wine Factory Co Ltd	139
10,400		Showa Sangyo Co Ltd	272
8,269,260		Sime Darby Plantation BHD	10,877
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

91,442	*	Simply Good Foods Co	$1,320
585,700		SLC Agricola S.A.	7,701
445,861		Standard Foods Corp	902
17,000		Starzen Co Ltd	896
149,748		Stock Spirits Group plc	451
27,067		Strauss Group Ltd	545
41,659		Suedzucker AG.	662
148,283		Suntory Beverage & Food Ltd	6,339
141,982		Swedish Match AB	7,017
544,852	*	Synlait Milk Ltd	4,217
529,900		Takara Holdings, Inc	7,006
293,100		Taokaenoi Food & Marketing PCL	130
106,764		Tassal Group Ltd	326
467,949		Tata Tea Ltd	1,839
349,196		Tate & Lyle plc	2,972
1,480,409		Thai Union Group PCL	706
2,958,200		Thai Vegetable Oil PCL (Foreign)	2,366
839,600		Thaifoods Group PCL	97
1,393,000	*	Tibet 5100 Water Resources Holdings Ltd	527
149,051	e	Tiger Brands Ltd	3,600
9,703,190		Tingyi Cayman Islands Holding Corp	22,509
69,561		Tongaat Hulett Ltd	406
63,000		Tongwei Co Ltd	65
25,327	e	Tootsie Roll Industries, Inc	781
65,836		Toyo Suisan Kaisha Ltd	2,349
556,178		Treasury Wine Estates Ltd	7,146
123,127	*	TreeHouse Foods, Inc	6,465
385,579	e	Tsingtao Brewery Co Ltd	2,113
11,800	*	Tsingtao Brewery Co Ltd (Class A)	78
79,000		Ttet Union Corp	245
27,399		Turning Point Brands, Inc	874
375,233		Tyson Foods, Inc (Class A)	25,835
354,152	*	Ulker Biskuvi Sanayi AS	1,387
1,202,000		Uni-President China Holdings Ltd	1,542
4,888,977		Uni-President Enterprises Corp	12,393
556,430	*	United Spirits Ltd	5,406
37,592		Universal Corp	2,483
771,464		Universal Robina	1,746
68,892		Varun Beverages Ltd	758
146,698	e	Vector Group Ltd	2,799
2,445	*	Venky’s India Ltd	84
173,215		Vina Concha y Toro S.A.	354
27,765	e	Viscofan S.A.	1,889
10,183,614		Want Want China Holdings Ltd	9,056
8,500		Warabeya Nichiyo Co Ltd	195
203,000	*	Wei Chuan Food Corp	160
7,203,426	g	WH Group Ltd	5,829
1,927,188	e	Wilmar International Ltd	4,322
42,500	*	Wuliangye Yibin Co Ltd	485
128,130		Yakult Honsha Co Ltd	8,567
159,332		Yamazaki Baking Co Ltd	4,178
679,000	*,e	Yashili International	154
240,000	e	Yihai International Holding Ltd	456
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,552		Zydus Wellness Ltd	$109
		TOTAL FOOD, BEVERAGE & TOBACCO	5,287,909

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
15,290	*,e	AAC Holdings, Inc	143
33,367		Abaxis, Inc	2,770
8,100,527		Abbott Laboratories	494,051
88,086	*	Abiomed, Inc	36,032
173,956	*,e	Acadia Healthcare Co, Inc	7,117
122,064	*	Accuray, Inc	501
46,043	*	Addus HomeCare Corp	2,636
636,600	e	Advanced Medical Solutions Group plc	2,752
697,071		Aetna Inc	127,913
321,720	*	AGFA-Gevaert NV	1,348
1,994,000	e,g	AK Medical Holdings Ltd	1,338
278,636		Alfresa Holdings Corp	6,543
5,510,659	*,e	Alibaba Health Information Technology Ltd	5,303
163,637	*	Align Technology, Inc	55,987
39,100	*	Alliar Medicos A Frente S.A.	132
274,898	*	Allscripts Healthcare Solutions, Inc	3,299
118,587		Ambu A.S.	3,989
66,665	*	Amedisys, Inc	5,697
19,551	*,e	American Renal Associates Holdings, Inc	308
743,197		AmerisourceBergen Corp	63,372
71,803	*	AMN Healthcare Services, Inc	4,208
334,259		Amplifon S.p.A.	6,912
129,336	*	Angiodynamics, Inc	2,876
21,194	*	Anika Therapeutics, Inc	678
253,963		Ansell Ltd	5,102
211,275	*,e	Antares Pharma, Inc	545
748,595		Anthem, Inc	178,188
105,797		Apollo Hospitals Enterprise Ltd	1,620
37,559	*,e	Apollo Medical Holdings, Inc	971
728,701		Arjo AB	2,599
10,200		As One Corp	707
82,000		Asahi Intecc Co Ltd	3,096
24,989		Ascom Holding AG.	452
71,120	*	athenahealth, Inc	11,318
78,165	*	AtriCure, Inc	2,114
7,481		Atrion Corp	4,484
61,122	g	Attendo AB	541
1,270,513		Australian Pharmaceutical Industries Ltd	1,597
71,394	*	Avanos Medical, Inc	4,087
50,628	*	AxoGen, Inc	2,544
760,850		Bangkok Chain Hospital PCL	351
5,251,645		Bangkok Dusit Medical Services PCL (Foreign)	3,958
1,757,868		Baxter International, Inc	129,801
323,832		Becton Dickinson & Co	77,577
2,838,000	*	Beijing Enterprises Medical & Health Group Ltd	148
19,670	*,e,g	Biocartis NV	280
4,127	e	BioMerieux	371
184,913	*,e	BioScrip, Inc	542
49,473	*	BioTelemetry, Inc	2,226
64,700		BML, Inc	1,665
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,744	e	Boditech Med, Inc	$91
5,518,624	*	Boston Scientific Corp	180,459
1,006,589	*	Brookdale Senior Living, Inc	9,150
253,865		Bumrungrad Hospital PCL (Foreign)	1,276
73,016		Cantel Medical Corp	7,182
226,644	g	Capio AB	1,083
93,486	*	Capital Senior Living Corp	998
662,894		Cardinal Health, Inc	32,369
86,314	*,e	Cardiovascular Systems, Inc	2,791
89,661		Carl Zeiss Meditec AG.	6,118
119,982	*	Castlight Health, Inc	510
153		Celesio AG.	5
34,442	*,e	Celltrion Healthcare Co Ltd	3,417
622,095	*	Centene Corp	76,648
820,424	*	Cerner Corp	49,053
364,314	*	Cerus Corp	2,430
24,819		Chemed Corp	7,987
2,330,000	*	China Medical & HealthCare Group Ltd	74
1,187,500		China NT Pharma Group Co Ltd	270
1,764,000		China Pioneer Pharma Holdings Ltd	494
503,500		China Resources Phoenix Healthcare Holdings Co Ltd	615
3,136,400		Chularat Hospital PCL	197
921,467		Cigna Corp	156,603
186,997	*	Civitas Solutions, Inc	3,067
178,000	*	C-Mer Eye Care Holdings Ltd	185
120,189		Cochlear Ltd	17,794
167,509		Coloplast AS	16,725
145,781	*,e	Community Health Systems, Inc	484
13,076		CompuGroup Medical AG.	670
18,157	e	Computer Programs & Systems, Inc	597
38,395		Conmed Corp	2,811
972,511	g	ConvaTec Group plc	2,715
42,550		Cooper Cos, Inc	10,018
13,471	*	Corvel Corp	727
336,722	*	Cotiviti Holdings, Inc	14,860
51,895	*	Cross Country Healthcare, Inc	584
53,697	*	CryoLife, Inc	1,496
38,604	*,e	CryoPort, Inc	609
30,938	*	Cutera, Inc	1,247
86,372	e	CVS Group plc	1,297
3,950,197		CVS Health Corp	254,195
149,500	*,e	CYBERDYNE, Inc	1,748
43,829	*,e	CytoSorbents Corp	500
1,369,907		Danaher Corp	135,182
134,008	*	DaVita, Inc	9,306
4,066		Dentium Co Ltd	325
474,177	e	Dentsply Sirona, Inc	20,755
180,595	*,e	DexCom, Inc	17,153
170,201		DiaSorin S.p.A.	19,342
6,350	*,e	DIO Corp	205
152,004	*	Diplomat Pharmacy, Inc	3,885
9,938	g	Dr Lal PathLabs Ltd	139
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,202		Draegerwerk AG.	$1,876
5,062		Draegerwerk AG. & Co KGaA	302
1,442,253	*	Edwards Lifesciences Corp	209,949
18,300		Eiken Chemical Co Ltd	389
46,711		El.En. S.p.A	1,521
412,144		Elekta AB (B Shares)	5,417
98,575		EMIS Group plc	1,158
437,351		Encompass Health Corp	29,617
123,008	*	Endologix, Inc	696
73,811		Ensign Group, Inc	2,644
171,009	*	Envision Healthcare Corp	7,526
180,975		Essilor International S.A.	25,517
1,183,999		Estia Health Ltd	2,881
102,330	*,e	Evolent Health, Inc	2,154
1,212,556	*	Express Scripts Holding Co	93,621
181,939		Extendicare, Inc	1,003
196,388		Fagron NV	3,349
433,992		Fisher & Paykel Healthcare Corp	4,373
187,800		Fleury S.A.	1,282
10,393	*	FONAR Corp	276
1,190,648	*	Fortis Healthcare Ltd	2,339
423,871		Fresenius Medical Care AG.	42,680
288,995		Fresenius SE	23,138
16,000		Fukuda Denshi Co Ltd	1,050
598,547	*,e	Genesis Health Care, Inc	1,371
78,395	*,e	GenMark Diagnostics, Inc	500
135,381		Getinge AB (B Shares)	1,229
29,000		Ginko International Co Ltd	236
50,013	*,e	Glaukos Corp	2,033
264,218	*	Globus Medical, Inc	13,332
580,742		GN Store Nord	26,387
564,000	e	Golden Meditech Holdings Ltd	62
25,300		Green Hospital Supply, Inc	953
10,816	e	Guerbet	723
282,940	*	Haemonetics Corp	25,374
5,117,200		Hartalega Holdings BHD	7,593
871,902		HCA Holdings, Inc	89,457
150,644	*	HealthEquity, Inc	11,313
331,936		Healthscope Ltd	542
106,773		HealthStream, Inc	2,916
24,994	*,e	Helius Medical Technologies, Inc	238
188,587	*	Henry Schein, Inc	13,699
25,746	*	Heska Corp	2,672
138,431		Hill-Rom Holdings, Inc	12,091
307,286	*	HMS Holdings Corp	6,644
13,400		Hogy Medical Co Ltd	600
310,167	*	Hologic, Inc	12,329
121,205		Hoya Corp	6,876
22,750		Huadong Medicine Co Ltd	165
43,588	e	Humana AB	295
672,902		Humana, Inc	200,276
2,739		Huons Global Co Ltd	146
38,230	*	ICU Medical, Inc	11,226
204,975	*	Idexx Laboratories, Inc	44,672
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,422,742		IHH Healthcare BHD	$3,662
28,800	*,e	iKang Healthcare Group, Inc (ADR)	589
5,872		InBody Co Ltd	169
64,600	*	Inogen Inc	12,037
128,570	*,e	Inovalon Holdings, Inc	1,276
12,095	*,e	Inspire Medical Systems, Inc	431
36,700		Instituto Hermes Pardini S.A.	167
93,594	*	Insulet Corp	8,021
242,093	*	Integer Holding Corp	15,651
116,237	*	Integra LifeSciences Holdings Corp	7,487
3,924		Interojo Co Ltd	122
18,022	*	IntriCon Corp	726
539,153	*	Intuitive Surgical, Inc	257,974
48,357		Invacare Corp	899
12,679	e	Ion Beam Applications	338
5,370	*	iRadimed Corp	111
118,086	*,e	iRhythm Technologies, Inc	9,580
5,054		i-SENS Inc	102
75,800	e	Japan Lifeline Co Ltd	1,858
720,369	e	Japara Healthcare Ltd	961
253,000		Jeol Ltd	2,601
36,500		Jointown Pharmaceutical Group Co Ltd	93
63,674	*	K2M Group Holdings, Inc	1,433
333,072	*	Kindred Healthcare, Inc	2,998
1,436,048		Koninklijke Philips Electronics NV	60,842
130,175		Korian-Medica	4,388
565,800		Kossan Rubber Industries	1,182
1,320,292		KPJ Healthcare BHD	333
145,736	*	Laboratory Corp of America Holdings	26,164
198,719	*	Lantheus Holdings, Inc	2,891
12,567		Le Noble Age	791
59,944		LeMaitre Vascular, Inc	2,007
68,548	*	LHC Group, Inc	5,867
1,226,235	e	Life Healthcare Group Holdings Pte Ltd	2,224
63,335	*	LifePoint Hospitals, Inc	3,091
1,336,000	*,e	Lifetech Scientific Corp	421
73,845	*	LivaNova plc	7,371
10,792		Lutronic Corp	138
49,634		M3, Inc	1,974
75,870	*	Magellan Health Services, Inc	7,280
40,200		Mani, Inc	1,806
91,263	*	Masimo Corp	8,912
27,709	*	Mazor Robotics Ltd	763
506,312		McKesson Corp	67,542
11,900	*,e	Medical Data Vision Co Ltd	169
233,479	e	Medical Facilities Corp	2,481
7,673		Medicare Group	133
427,101		Mediceo Paltac Holdings Co Ltd	8,579
305,262	e	Mediclinic International plc	2,115
87,622	*	Medidata Solutions, Inc	7,059
4,495	*	Medipost Co Ltd	367
133,564	*	MEDNAX, Inc	5,781
3,041,105		Medtronic plc	260,349
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,440		Meinian Onehealth Healthcare Holdings Co Ltd	$168
12,800		Menicon Co Ltd	343
79,236		Meridian Bioscience, Inc	1,260
74,784	*	Merit Medical Systems, Inc	3,829
627,729		Metlifecare Ltd	2,661
80,900		Microlife Corp	227
214,832		Microport Scientific Corp	259
32,200		Miraca Holdings, Inc	958
606,984	*	Molina Healthcare, Inc	59,448
13,636		Nagaileben Co Ltd	346
117,500		Nakanishi, Inc	2,665
159,410	*	Nanosonics Ltd	372
29,349	*,e	NantHealth, Inc	97
56,442		National Healthcare Corp	3,972
18,882		National Research Corp	706
48,749	*	Natus Medical, Inc	1,682
76,185	*	Neogen Corp	6,109
1,109,847	e	Network Healthcare Holdings Ltd	2,225
1,458		Neuca S.A.	106
44,218	*,e	Nevro Corp	3,531
108,100		Nichii Gakkan Co	1,225
47,300		Nihon Kohden Corp	1,316
37,267		Nikkiso Co Ltd	377
417,400		Nipro Corp	4,816
325,341	*	NMC Health plc	15,313
29,246	e,g	NNIT A.S.	728
340,151	*	Novocure Ltd	10,647
78,288	*	NuVasive, Inc	4,080
21,473	*	Nuvectra Corp	441
138,800	*	NxStage Medical, Inc	3,873
866,470		Odontoprev S.A.	2,922
224,268		Olympus Corp	8,389
58,315	*	Omnicell, Inc	3,059
303,309	*	OraSure Technologies, Inc	4,996
84,587		Oriola-KD Oyj (B Shares)	302
26,543		Orpea	3,536
64,879	*	Orthofix International NV	3,686
10,599	*,e	OrthoPediatrics Corp	282
6,543	*	Osstem Implant Co Ltd	299
90,153		Owens & Minor, Inc	1,506
90,659	*	Oxford Immunotec Global plc	1,169
48,600		Paramount Bed Holdings Co Ltd	2,083
158,040	e	Patterson Cos, Inc	3,583
67,888	*	Penumbra, Inc	9,379
15,530	*,e	PetIQ, Inc	417
29,780		Phonak Holding AG.	5,327
79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	45
441,109	*	Premier, Inc	16,048
873,478		Primary Health Care Ltd	2,252
19,607		Pro Medicus Ltd	116
121,590	*	Providence Service Corp	9,551
22,000,000	*	PT Modern Internasional Tbk	77
492,762	*	PT Siloam International Hospitals Tbk	180
14,293	*,e	Pulse Biosciences, Inc	216
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,700		Qualicorp S.A.	$813
110,502	*	Quality Systems, Inc	2,155
196,046		Quest Diagnostics, Inc	21,553
66,925	*	Quidel Corp	4,451
43,714	*,e	Quorum Health Corp	219
495,467	*	R1 RCM, Inc	4,301
218,694	*	RadNet, Inc	3,280
483,584	e	Raffles Medical Group Ltd	358
66,934		Ramsay Health Care Ltd	2,673
11,712	*,e	RaySearch Laboratories AB	137
83,761		Regis Healthcare Ltd	203
7,957,500	e	Religare Health Trust	4,526
209,806		Resmed, Inc	21,732
12,326		Rhoen Klinikum AG.	360
283,000	*,g	Rici Healthcare Holdings Ltd	71
195,000		Rion Co Ltd	4,126
83,960	*,e	Rockwell Medical, Inc	414
84,738	*	RTI Biologics, Inc	390
322,644		Ryman Healthcare Ltd	2,613
25,508		Sartorius AG.	3,797
19,332	e	Sartorius Stedim Biotech	2,017
17,817	*,e	SeaSpine Holdings Corp	225
7,200	*	Seed Co Ltd	149
1,226,518		Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,026
165,305	*	Select Medical Holdings Corp	3,000
102,697	*,e	Senseonics Holdings, Inc	422
1,748,415		Shandong Weigao Group Medical Polymer Co Ltd	1,234
35,900	*	Shanghai Pharmaceuticals Holding Co Ltd	129
769,340		Shanghai Pharmaceuticals Holding Co Ltd	2,117
375,302	*,g	Siemens Healthineers AG.	15,466
37,728	e	Sienna Senior Living, Inc	476
34,752	*,e	Sientra, Inc	678
588,538		Sigma Healthcare Ltd	353
17,187		Simulations Plus, Inc	382
1,023,871		Sinopharm Group Co	4,117
608,323		Smith & Nephew plc	11,206
27,000		Solasto Corp	301
557,689		Sonic Healthcare Ltd	10,117
196,533	g	Spire Healthcare Group plc	648
33,000		St. Shine Optical Co Ltd	753
173,969	*	Staar Surgical Co	5,393
202,331		STERIS Plc	21,247
9,497		STRATEC Biomedical AG.	741
8,879		Straumann Holding AG.	6,734
1,361,861		Stryker Corp	229,964
473,822		Summerset Group Holdings Ltd	2,454
5,603,700		Supermax Corp BHD	5,782
30,798	*,e	Surgery Partners, Inc	459
62,753	*	SurModics, Inc	3,464
104,582		Suzuken Co Ltd	4,423
56,742		Sysmex Corp	5,287
26,239	*	Tabula Rasa HealthCare, Inc	1,675
26,238	*,e	Tactile Systems Technology, Inc	1,364
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,648	*,e	Tandem Diabetes Care, Inc	$1,490
187,823	*,e	Teladoc, Inc	10,903
18,037		Teleflex, Inc	4,838
198,730	*	Tenet Healthcare Corp	6,671
185,376		Terumo Corp	10,612
184,300		Thonburi Healthcare Group PCL	174
100,779	*	Tivity Health, Inc	3,547
292,200	e	Toho Pharmaceutical Co Ltd	7,123
10,000		Tokai Corp (GIFU)	215
788,900		Top Glove Corp BHD	2,365
2,414,000	†,e,m	Town Health International Medical Group Ltd	3
236,486	*,e	TransEnterix, Inc	1,031
319,440	*	Triple-S Management Corp (Class B)	12,477
30,200		Tsuki Corp	272
531,546		United Drug plc	5,777
2,809,942		UnitedHealth Group, Inc	689,391
296,454		Universal Health Services, Inc (Class B)	33,037
3,305,500	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,626
18,887		US Physical Therapy, Inc	1,813
4,969		Utah Medical Products, Inc	547
4,119		Value Added Technologies Co Ltd	124
62,112	*	Varex Imaging Corp	2,304
174,785	*	Varian Medical Systems, Inc	19,877
508,327	*	Veeva Systems, Inc	39,070
3,485,500		Vibhavadi Medical Center PCL (Foreign)	232
3,966		Vieworks Co Ltd	108
77,038	*,e	ViewRay, Inc	533
264,544		Virtus Health Ltd	1,126
139,300		VITAL KSK Holdings, Inc	1,451
44,499	*	Vocera Communications, Inc	1,330
469,513	*	WellCare Health Plans, Inc	115,613
9,900	g	Wenzhou Kangning Hospital Co Ltd	49
60,799		West Pharmaceutical Services, Inc	6,037
162,955	*,e	William Demant Holding A.S.	6,540
160,620	*,e	Wright Medical Group NV	4,170
2,059	e	Ypsomed Holding AG.	300
1,945,660		Zimmer Biomet Holdings, Inc	216,824
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,980,019

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
5,719	e	Able C&C Co Ltd	78
31,371		Amorepacific Corp	9,081
9,478		Amorepacific Corp (Preference)	1,317
193,344		Asaleo Care Ltd	199
1,351	*	Avon Products, Inc	2
52,115		Bajaj Corp Ltd	308
352,777		Beiersdorf AG.	39,987
1,099,000	e	Best World International Ltd	998
7,578	e	Blackmores Ltd	797
135,758	e	BWX Ltd	572
77,194	*	Central Garden & Pet Co	3,356
172,124	*	Central Garden and Pet Co (Class A)	6,966
27,000		Chlitina Holding Ltd	262
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,019		Church & Dwight Co, Inc	$9,038
2,888		CLIO Cosmetics Co Ltd	74
151,134		Clorox Co	20,441
1,702,716		Colgate-Palmolive Co	110,353
2,156		Cosmax BTI, Inc	61
4,660		Cosmax, Inc	679
472,553		Coty, Inc	6,663
583,251		Dabur India Ltd	3,333
51,800		Do Day Dream PCL	94
33,700		Dr Ci:Labo Co Ltd	1,601
7,700		Earth Chemical Co Ltd	392
195,945	*	Edgewell Personal Care Co	9,887
126,221		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	93
33,704	*,e	elf Beauty, Inc	514
159,558		Energizer Holdings, Inc	10,046
576,930		Essity AB	14,193
1,395,399		Estee Lauder Cos (Class A)	199,109
34,800	*,e	Euglena Co Ltd	261
21,175	*	Eveready Industries India Ltd	70
21,000		Fancl Corp	1,051
8,975		Gillette India Ltd	841
285,570		Godrej Consumer Products Ltd	5,109
75,000		Grape King Industrial Co	565
2,448,947		Hengan International Group Co Ltd	23,490
29,187		Henkel KGaA	3,241
33,206		Henkel KGaA (Preference)	4,237
476,703	*	Herbalife Ltd	25,608
959,177		Hindustan Lever Ltd	22,973
189,652	*	HRG Group, Inc	2,483
22,250		Inter Parfums S.A.	937
39,038		Inter Parfums, Inc	2,089
4,960		It’s Skin Co Ltd	237
22,296		Jamieson Wellness, Inc	451
11,351	*,e	Jayjun Cosmetic Co Ltd	226
49,165		Jyothy Laboratories Ltd	169
49,165	*,m	Jyothy Laboratories Ltd	169
450,007		Kao Corp	34,300
283,879		Kimberly-Clark Corp	29,904
1,344,316	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,271
41,800	*,e	Kitanotatsujin Corp	299
79,800		Kobayashi Pharmaceutical Co Ltd	6,888
7,367		Kolmar BNH Co Ltd	179
8,364		Korea Kolmar Co Ltd	634
4,618		Korea Kolmar Holdings Co Ltd	186
42,200		Kose Corp	9,077
14,028		LG Household & Health Care Ltd	17,578
2,177		LG Household & Health Care Ltd (Preference)	1,426
355,100		Lion Corp	6,498
472,203		L’Oreal S.A.	116,411
22,658		Mandom Corp	705
760,238		Marico Ltd	3,681
120,739		Medifast, Inc	19,338
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,924	*	Microbio Co Ltd	$115
16,200		Milbon Co Ltd	725
574,998		Natura Cosmeticos S.A.	4,491
9,897	e	Natural Health Trends Corp	248
18,729	*	Nature’s Sunshine Products, Inc	175
9,000		Noevir Holdings Co Ltd	648
166,885		Nu Skin Enterprises, Inc (Class A)	13,049
5,786	*,e	NUTRIBIOTECH Co Ltd	110
920,000		NVC Lighting Holdings Ltd	77
7,327		Oil-Dri Corp of America	309
43,438	e	Ontex Group NV	952
24,833	*	Oriflame Holding AG.	797
23,080		Pacific Corp	2,558
161,000		Pigeon Corp	7,824
275,605		Pola Orbis Holdings, Inc	12,112
5,866,424	n	Procter & Gamble Co	457,933
7,181,300		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	391
1,318,429		PT Unilever Indonesia Tbk	4,237
168,214	e	PZ Cussons plc	499
613,137		Reckitt Benckiser Group plc	50,378
17,275	*,e	Revlon, Inc (Class A)	303
24,126		Sarantis S.A.	208
519,091		Shiseido Co Ltd	41,193
18,829	e	Spectrum Brands, Inc	1,537
6,800	e	ST Corp	203
42,616		TCI Co Ltd	657
3,764	e	Tonymoly Co Ltd	53
398,136		Uni-Charm Corp	11,970
2,552,995		Unilever NV	142,245
1,654,376		Unilever plc	91,388
122,930	*	USANA Health Sciences, Inc	14,174
137,000		Vinda International Holdings Ltd	237
20,667		WD-40 Co	3,023
19,200	e	YA-MAN Ltd	321
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,659,216

INSURANCE - 3.8%
158,370		Admiral Group plc	3,980
2,309,456		Aegon NV	13,789
536,935		Aflac, Inc	23,099
35,537		Ageas	1,789
13,343,206		AIA Group Ltd	116,238
87,361		Alleghany Corp	50,230
613,191		Allianz AG.	126,351
853,037		Allstate Corp	77,857
346,208		Alm Brand AS	3,393
67,734	*	AMBAC Financial Group, Inc	1,345
363,669		American Equity Investment Life Holding Co	13,092
100,814		American Financial Group, Inc	10,820
7,702,427		American International Group, Inc	408,383
5,668		American National Insurance Co	678
28,729		Amerisafe, Inc	1,659
168,121	e	Amtrust Financial Services, Inc	2,450
53,717		Anadolu Hayat Emeklilik AS	101
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,102		Anadolu Sigorta	$106
9,100		Anicom Holdings, Inc	342
54,852		Aon plc	7,524
435,382	*	Arch Capital Group Ltd	11,520
706,394		Argo Group International Holdings Ltd	41,077
77,685		Arthur J. Gallagher & Co	5,071
559,648		Aspen Insurance Holdings Ltd	22,778
339,886		ASR Nederland NV	13,840
662,768		Assicurazioni Generali S.p.A.	11,080
57,236		Assurant, Inc	5,923
70,206		Assured Guaranty Ltd	2,508
4,334,194	*	Athene Holding Ltd	190,011
6,759,466		Aviva plc	44,850
15,619		AvivaSA Emeklilik ve Hayat AS.	50
2,244,866		AXA S.A.	54,851
894,795		Axis Capital Holdings Ltd	49,768
33,798		Bajaj Finserv Ltd	2,876
13,324		Baldwin & Lyons, Inc (Class B)	325
26,672		Baloise Holding AG.	3,869
613,174		BB Seguridade Participacoes S.A.	3,870
358,662		Beazley plc	2,764
4,448,253	*	Berkshire Hathaway, Inc (Class B)	830,266
49,468	*	Brighthouse Financial, Inc	1,982
376,792		Brown & Brown, Inc	10,448
14,124,816		Cathay Financial Holding Co Ltd	24,879
34,312		Chesnara plc	164
1,805,894		China Insurance International Holdings Co Ltd	5,615
13,513,690		China Life Insurance Co Ltd	34,669
1,997,805		China Life Insurance Co Ltd (Taiwan)	2,101
3,678,739		China Pacific Insurance Group Co Ltd	14,171
37,300		China Pacific Insurance Group Co Ltd	179
6,255,000		China Reinsurance Group Corp	1,369
2,093,017		Chubb Ltd	265,855
77,997		Cincinnati Financial Corp	5,215
75,063	*,e	Citizens, Inc (Class A)	585
47,069	*	Clal Insurance	658
73,118		CNA Financial Corp	3,340
131,619		CNP Assurances	2,990
527,182		Conseco, Inc	10,038
3,630,000	*,†,e,m	Convoy Financial Holdings Ltd	58
479,131		Corp Mapfre S.A.	1,440
43,098		Crawford & Co (Class B)	373
2,446,507		Dai-ichi Mutual Life Insurance Co	43,542
1,530,561		Direct Line Insurance Group plc	6,907
301,949		Discovery Holdings Ltd	3,241
27,346		Donegal Group, Inc (Class A)	372
142,057		Dongbu Insurance Co Ltd	7,523
28,335	*	eHealth, Inc	626
13,037		EMC Insurance Group, Inc	362
233,628		Employers Holdings, Inc	9,392
18,279	*	Enstar Group Ltd	3,789
24,077		Erie Indemnity Co (Class A)	2,823
774,102		esure Group plc	2,214
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,635		Everest Re Group Ltd	$8,674
42,394		Fairfax Financial Holdings Ltd	23,755
30,200	e	Fanhua, Inc (ADR)	861
15,132		FBL Financial Group, Inc (Class A)	1,192
39,578	*	FedNat Holding Co	913
411,667		First American Financial Corp	21,291
600,286		FNF Group	22,583
5,229	e	Fondiaria-Sai S.p.A	12
1,135,374	*	Genworth Financial, Inc (Class A)	5,109
148,100		Gjensidige Forsikring BA	2,425
12,308		Global Indemnity Ltd	480
15,064	*,e	Goosehead Insurance, Inc	376
226,637		Great-West Lifeco, Inc	5,572
48,195	*	Greenlight Capital Re Ltd (Class A)	684
78,177		Grupo Catalana Occidente S.A.	3,476
36,896	*	Hallmark Financial Services	368
61,332		Hannover Rueckversicherung AG.	7,625
37,376		Hanover Insurance Group, Inc	4,469
157,718		Hanwha Non-Life Insurance Co Ltd	924
588,939		Harel Insurance Investments & Finances Ltd	4,422
1,564,318		Hartford Financial Services Group, Inc	79,984
634,754	g	Hastings Group Holdings Ltd	2,127
11,782		HCI Group, Inc	490
16,699	*	Health Insurance Innovations, Inc	540
4,652		Helvetia Holding AG.	2,654
32,301	e	Heritage Insurance Holdings, Inc	538
168,247		Hiscox Ltd	3,377
62,013		Horace Mann Educators Corp	2,766
230,098		Hyundai Marine & Fire Insurance Co Ltd	6,968
4,383		IDI Insurance Co Ltd	263
8,642		Independence Holding Co	287
62,729		Industrial Alliance Insurance and Financial Services, Inc	2,422
39,845		Infinity Property & Casualty Corp	5,672
243,014	g	ING Life Insurance Korea Ltd	9,123
2,456,712		Insurance Australia Group Ltd	15,499
154,804		Intact Financial Corp	10,980
2,326		Investors Title Co	430
101,000		IRB Brasil Resseguros S	1,260
115,094		James River Group Holdings Ltd	4,522
498,200		Japan Post Holdings Co Ltd	5,452
1,800	e	Japan Post Insurance Co Ltd	37
838,702		Just Retirement Group plc	1,494
60,642		Kemper Corp	4,588
14,258		Kingstone Cos, Inc	241
29,550		Kinsale Capital Group, Inc	1,621
1,730,993		Korea Life Insurance Co Ltd	8,228
61,884		Korean Reinsurance Co	657
112,542		Lancashire Holdings Ltd	841
10,768,714		Legal & General Group plc	37,667
696,089		Liberty Holdings Ltd	5,903
726,997		Lincoln National Corp	45,256
160,093		Loews Corp	7,729
23,637		Lotte Non-Life Insurance Co Ltd	60
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,914		Maiden Holdings Ltd	$821
324,688		Manulife Financial Corp	5,835
2,931,468		Manulife Financial Corp (Toronto)	52,669
5,868	*	Markel Corp	6,363
1,675,533		Marsh & McLennan Cos, Inc	137,343
113,243		Max India Ltd	716
183,079	*	Max India Ltd (New)	195
133,378	*,e	MBIA, Inc	1,206
2,826,018		Medibank Pvt Ltd	6,102
56,298		Menorah Mivtachim Holdings Ltd	607
1,019,444		Mercuries & Associates Holding Ltd	810
418,549	*	Mercuries Life Insurance Co Lt	224
18,996		Mercury General Corp	865
303,445		Meritz Fire & Marine Insurance Co Ltd	5,226
2,814,259		Metlife, Inc	122,702
833,456		Metropolitan Holdings Ltd	1,074
178,264		Migdal Insurance Holdings Ltd	154
395,131		Mirae Asset Life Insurance Co Ltd	1,968
355,083		Mitsui Sumitomo Insurance Group Holdings, Inc	11,028
43,720		Muenchener Rueckver AG.	9,192
142,240		National General Holdings Corp	3,745
3,399		National Western Life Group, Inc	1,044
45,889		Navigators Group, Inc	2,616
698,782		New China Life insurance Co Ltd	2,895
8,900	*	New China Life Insurance Co Ltd	57
16,915	*	NI Holdings, Inc	287
289,723		nib holdings Ltd	1,227
1,642,882		NKSJ Holdings, Inc	66,290
269,280		NN Group NV	10,921
1,023,378	*,e	Old Mutual Ltd	2,023
3,500,000	*	Old Mutual Ltd	7,091
184,763		Old Republic International Corp	3,679
7,644,288		People’s Insurance Co Group of China Ltd	3,578
219,832		Phoenix Group Holdings	1,958
70,282		Phoenix Holdings Ltd	368
7,715,739		PICC Property & Casualty Co Ltd	8,298
12,945,326	e	Ping An Insurance Group Co of China Ltd	118,549
71,300		Ping An Insurance Group Co of China Ltd (Class A)	628
96,274		Porto Seguro S.A.	1,010
765,552	g	Poste Italiane S.p.A	6,390
607,528		Power Corp Of Canada	13,605
802,710		Power Financial Corp	18,776
572,007		Powszechny Zaklad Ubezpieczen S.A.	5,930
128,513		Primerica, Inc	12,800
387,745		Principal Financial Group	20,531
212,415		ProAssurance Corp	7,530
1,260,479		Progressive Corp	74,557
41,618	e	Protector Forsikring ASA	339
1,592,774		Prudential Financial, Inc	148,940
5,994,057		Prudential plc	136,642
57,256,000	*	PT Panin Insurance Tbk	4,273
280,859,000	*	PT Panin Life Tbk	3,993
137,528	*	Qatar Insurance Co SAQ	1,343
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,341,465		QBE Insurance Group Ltd	$9,658
955,700		Qualitas Controladora SAB de C.V.	2,363
582,232		Rand Merchant Investment Holdings Ltd	1,583
103,952		Reinsurance Group of America, Inc (Class A)	13,876
39,185		RenaissanceRe Holdings Ltd	4,715
59,705		RLI Corp	3,952
855,495		RSA Insurance Group plc	7,651
109,273	*,g	Sabre Insurance Group plc	391
21,585		Safety Insurance Group, Inc	1,843
657,300		Saga plc	1,087
1,783,154		Sampo Oyj (A Shares)	86,841
32,660		Samsung Fire & Marine Insurance Co Ltd	7,738
66,083		Samsung Life Insurance Co Ltd	5,834
2,623,263		Sanlam Ltd	13,328
51,211		SCOR SE	1,894
88,276		Selective Insurance Group, Inc	4,855
10,946,361		Shin Kong Financial Holding Co Ltd	4,211
548,000		Shinkong Insurance Co Ltd	638
83,349		Societa Cattolica di Assicurazioni SCRL	694
732,392	e	Sony Financial Holdings, Inc	13,954
25,285		State Auto Financial Corp	756
466,030		Steadfast Group Ltd	969
65,209		Stewart Information Services Corp	2,809
1,140,683		Storebrand ASA	9,181
194,694		Sul America SA	918
529,455		Sun Life Financial, Inc	21,276
865,573		Suncorp-Metway Ltd	9,335
17,659		Swiss Life Holding	6,123
146,022		Swiss Re Ltd	12,749
673,800		Syarikat Takaful Malaysia BHD	657
549,218		T&D Holdings, Inc	8,237
1,393,643	*	Third Point Reinsurance Ltd	17,421
37,869		Tiptree Financial, Inc	257
2,219,881		Tokio Marine Holdings, Inc	103,853
21,966		Tong Yang Life Insurance	146
263,041		Topdanmark AS	11,487
118,446		Torchmark Corp	9,643
168,449		Travelers Cos, Inc	20,608
15	*	Trisura Group Ltd	0	^
120,473	*,e	Trupanion, Inc	4,650
84,265		Tryg A.S.	1,973
266,680		Unipol Gruppo Finanziario S.p.A	1,028
236,074		Uniqa Versicherungen AG.	2,169
94,938		United Fire & Casualty Co	5,175
30,423		United Insurance Holdings Corp	596
245,734		Universal Insurance Holdings, Inc	8,625
249,544		UnumProvident Corp	9,231
47,258		Validus Holdings Ltd	3,195
45,731		Vittoria Assicurazioni S.p.A.	744
235,720		W.R. Berkley Corp	17,068
6,908		White Mountains Insurance Group Ltd	6,263
82,046		Wiener Staedtische Allgemeine Versicherung AG.	2,232
242,444		Willis Towers Watson plc	36,755
55,000		Wiz Solucoes e Corretagem de Seguros S.A.	116
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,458		Wuestenrot & Wuerttembergische AG.	$255
84,602		XL Group Ltd	4,733
183,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,155
355,433		Zurich Financial Services AG.	105,112
		TOTAL INSURANCE	4,703,949

MATERIALS - 5.1%
42,420		A. Schulman, Inc	1,888
12,041		Aarti Industries	216
105,395		Acerinox S.A.	1,393
7,499		Achilles Corp	147
16,927	m	Acron JSC (GDR)	117
207,200		ADEKA Corp	3,318
247,130	e	Adelaide Brighton Ltd	1,269
27,960	e	Advanced Emissions Solutions, Inc	318
16,695		Advanced Metallurgical Group NV	934
80,063		Advansa Sasa Polyester Sanayi AS	163
133,742	*	AdvanSix, Inc	4,899
69,465		Aeci Ltd	536
227,903		Aekyung Petrochemical Co Ltd	2,309
81,915	*,e	African Barrick Gold Ltd	136
731,347		African Rainbow Minerals Ltd	5,807
144,672		Agnico-Eagle Mines Ltd	6,632
47,890	*,e	AgroFresh Solutions, Inc	336
58,900		Aichi Steel Corp	2,265
62,591		Air Liquide	7,845
190,472		Air Products & Chemicals, Inc	29,662
44,050		Air Water, Inc	808
2,635		AK Holdings, Inc	178
471,537	*,e	AK Steel Holding Corp	2,046
38,692		Akcansa Cimento AS	81
5,734		Akzo Nobel India Ltd	154
316,351		Akzo Nobel NV	26,982
227,752		Alamos Gold, Inc	1,298
342,113	e	Albemarle Corp	32,272
495,582	*	Alcoa Corp	23,233
2,745,000		Alexandria Mineral Oils Co	1,803
605,661	*,e	Allegheny Technologies, Inc	15,214
22,974		Altius Minerals Corp	230
473,215		Altri SGPS S.A.	4,769
489,965	*	Altura Mining Ltd	117
1,706,656		Alumina Ltd	3,532
4,317,445	*,e	Aluminum Corp of China Ltd	1,892
827,823		Ambuja Cements Ltd	2,507
1,715,879		Amcor Ltd	18,282
85,382		American Vanguard Corp	1,960
3,729,000		AMVIG Holdings Ltd	984
1,076,189		Anadolu Cam Sanayii AS	674
335,679	*	Anatolia Minerals Development Ltd	620
1,516,000		Angang New Steel Co Ltd	1,362
267,000		Angang Steel Co Ltd	224
55,980		Anglo American Platinum Ltd	1,460
1,693,506	e	Anglo American plc (London)	37,597
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

374,009		AngloGold Ashanti Ltd	$3,066
2,138,869		Anhui Conch Cement Co Ltd	12,198
57,300		Anhui Conch Cement Co Ltd (Class A)	288
604,022		Antofagasta plc	7,848
176,567		APERAM	7,568
4,288		APL Apollo Tubes Ltd	104
42,370		Aptargroup, Inc	3,957
1,246,912		ArcelorMittal	36,380
25,000	e	ArcelorMittal (ADR)	719
39,162		Ardagh Group S.A.	651
110,301	*,e	Arizona Mining, Inc	517
397,265		Arkema	46,877
53,774		Asahi Holdings, Inc	1,002
1,563,985		Asahi Kasei Corp	19,834
695,090		Ashland Global Holdings, Inc	54,342
879,000		Asia Cement China Holdings Corp	521
935		Asia Cement Co Ltd	120
1,778,024		Asia Cement Corp	1,952
207,754		Asia Polymer	119
374,864		Asian Paints Ltd	6,919
4,515		Atul Ltd	175
137,594		Aurubis AG.	10,503
266,163		Ausdrill Ltd	361
132,433		Avery Dennison Corp	13,521
873,546	*	Axalta Coating Systems Ltd	26,477
574,079	*	B2Gold Corp	1,489
48,757		Balchem Corp	4,785
733,647		Ball Corp	26,081
311,400		Baoshan Iron & Steel Co Ltd	365
1,219,220		Barrick Gold Corp (Canada)	16,016
6,466		BASF India Ltd	184
824,376		BASF SE	78,702
12,300		Bayer CropScience Ltd	822
14,116,000		BBMG Corp	5,188
25,423		Bekaert S.A.	824
58,671		Bemis Co, Inc	2,476
4,810,287	*	Berry Plastics Group, Inc	220,985
4,134,878		BHP Billiton Ltd	103,463
575,767	e	BHP Billiton Ltd (ADR)	28,794
3,218,911		BHP Billiton plc	72,240
103,577		Billerud AB	1,460
3,750	*,e	Bio On Spa	250
11,489		Birla Corp Ltd	122
844,860		BlueScope Steel Ltd	10,783
182,522		Boise Cascade Co	8,159
482,092		Boliden AB	15,559
1,042,022		Boral Ltd	5,027
62,756		Borregaard ASA	677
22,621		Borusan Mannesmann Boru Sanayi	46
61,973	*	Boryszew S.A.	105
142,200		Bradespar S.A.	1,072
169,775		Braskem S.A.	2,224
168,687		Brickworks Ltd	1,950
41,843		Buzzi Unicem S.p.A.	1,022
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,143		Buzzi Unicem S.p.A. RSP	$759
132,353		Cabot Corp	8,175
365,000		Cahya Mata Sarawak BHD	212
656,907	*	Canfor Corp	15,810
141,203		Canfor Pulp Products, Inc	2,709
46,697		CAP S.A.	463
121,969		Carpenter Technology Corp	6,412
197,393	e	Cascades, Inc	1,767
192,308		CCL Industries	9,428
135,902		Celanese Corp (Series A)	15,093
24,909		Cementir S.p.A.	197
500,768		Cementos Argos S.A.	1,674
1,536,800	*,g	CEMEX Holdings Philippines, Inc	91
110,281	*	Cemex Latam Holdings S.A.	312
17,675,278	*	Cemex S.A. de C.V.	11,623
674,110		Centamin plc	1,057
362,696	*	Centerra Gold, Inc	2,017
109,919		Central Asia Metals plc	364
73,676	*	Century Aluminum Co	1,160
33,121		Century Plyboards India Ltd	122
16,187		Century Textile & Industries Ltd	210
531,131		CF Industries Holdings, Inc	23,582
211,979		Chambal Fertilizers & Chemicals Ltd	479
10,666		Chase Corp	1,251
372,152		Chemours Co	16,509
479,560		Cheng Loong Corp	270
236,000	*,e	Chiho-Tiande Group Ltd	94
1,012,695		China BlueChemical Ltd	372
179,640		China General Plastics Corp	178
46,000		China Hi-ment Corp	89
910,250		China Manmade Fibers Corp	310
176,112		China Metal Products	166
858,455	*,†,e,m	China Metal Recycling Holdings Ltd	1
488,000	*,g	China Metal Resources Utilization Ltd	310
4,083,000	*,e	China Molybdenum Co Ltd	1,968
310,700		China Molybdenum Co Ltd (Class A)	294
10,181,282		China National Building Material Co Ltd	10,021
181,200		China Northern Rare Earth Group High-Tech Co Ltd	311
1,500,628	*	China Petrochemical Development Corp	639
1,962,000		China Resources Cement Holdings Ltd	1,975
7,319,000		China Sanjiang Fine Chemicals	2,437
4,114,400	*,†,e,m	China Shanshui Cement Group Ltd	2,292
2,216,000		China Silver Group Ltd	364
5,334		China Singyes New Materials Holdings Ltd	1
84,000		China Steel Chemical Corp	410
12,442,303		China Steel Corp	9,665
358,817		China Synthetic Rubber Corp	549
225,000		China XLX Fertiliser Ltd	94
1,978,400	e	China Zhongwang Holdings Ltd	1,045
71,166		Christian Hansen Holding	6,552
30,600		Chugoku Marine Paints Ltd	305
547,000	*	Chung Hung Steel Corp	227
297,540		Chung Hwa Pulp Corp	104
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

318,283		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$4,338
603,848	*	Cia Siderurgica Nacional S.A.	1,225
73,598		Ciech S.A.	1,051
143,713		Cimsa Cimento Sanayi Ve Tica	342
19,860		Clariant AG.	475
24,089	*	Clearwater Paper Corp	556
447,772	*,e	Cleveland-Cliffs, Inc	3,775
279,812	*	Coeur Mining, Inc	2,127
176,787		Commercial Metals Co	3,732
86,132	*,†,m	Companhia Vale do Rio Doce	0
51,617	e	Compass Minerals International, Inc	3,394
71,076	*	Constellium NV	732
97,629	*	Continental Gold, Inc	281
40,274		Corbion NV	1,282
85,227		Coromandel International Ltd	489
23,461	e	Corticeira Amorim SGPS S.A.	307
209,591	g	Covestro AG.	18,629
294,000	e	CPMC Holdings Ltd	181
1,593,239		CRH plc	56,041
36,114		Croda International plc	2,282
2,355,769	*	Crown Holdings, Inc	105,444
1,923,155		CSR Ltd	6,525
1,701,600		D&L Industries Inc	324
130,000	e	Da Ming International Holdings Ltd	42
174,899		Daicel Chemical Industries Ltd	1,932
72,300		Daido Steel Co Ltd	3,338
40,100		Daiken Corp	924
14,771		Dainichiseika Color & Chemicals Manufacturing Co Ltd	459
96,800		Dainippon Ink and Chemicals, Inc	3,019
36,772	e	Daio Paper Corp	511
8,300		Daiso Co Ltd	236
27,597		Dalmia Bharat Ltd	918
101,002		DCM Shriram Ltd	437
64,646		Deepak Fertilizers & Petrochemicals Corp Ltd	253
129,500		Denki Kagaku Kogyo KK	4,311
99,293	*	Detour Gold Corp	893
161,600		DG Khan Cement Co Ltd	152
8,103		Dhanuka Agritech Ltd	66
275,238		Domtar Corp	13,140
18,919		Dongjin Semichem Co Ltd	208
41,787		Dongkuk Steel Mill Co Ltd	316
910,000		Dongyue Group	762
46,300		Dowa Holdings Co Ltd	1,425
7,707,317		DowDuPont, Inc	508,066
1,000,233		DS Smith plc	6,853
235,851		DSM NV	23,594
6,364	*	Duk San Neolux Co Ltd	88
228,238		DuluxGroup Ltd	1,291
14,325		Eagle Materials, Inc	1,504
619,800		Eastern Polymer Group PCL	137
335,839		Eastman Chemical Co	33,570
263,529		Ecolab, Inc	36,981
11,582	*	Ecopro Co Ltd	350
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,917		EID Parry India Ltd	$397
131,491	*	El Ezz Steel Co	216
452,454	e	Eldorado Gold Corp	458
271,480		Elementis plc	903
3,809,070		Empresas CMPC S.A.	14,013
2,750		EMS-Chemie Holding AG.	1,759
1,366,531		Ence Energia y Celulosa S.A.	12,079
44,065	*,e	Endeavour Mining Corp	791
84,984	*,e	Endeavour Silver Corp	267
366,400		Engro Chemical Pakistan Ltd	947
910,500		Engro Fertilizers Ltd	562
31,786		Eramet	4,170
53,781	*	Ercros S.A.	279
4,278,350		Eregli Demir ve Celik Fabrikalari TAS	9,489
47,124		Essel Propack Ltd	81
154,017	e	Essentra plc	975
584,032		Eternal Chemical Co Ltd	533
233,214		Eugene Corp	1,581
250,128		Everlight Chemical Industrial Corp	153
2,052,842		Evolution Mining Ltd	5,369
112,462		Evonik Industries AG.	3,848
1,853,221		Evraz plc	12,369
381,000		Fauji Cement Co Ltd	72
196,500		Fauji Fertilizer Bin Qasim Ltd	62
309,300		Fauji Fertilizer Co Ltd	252
300,050		Feng Hsin Iron & Steel Co	575
1,889,274		Ferrexpo plc	4,543
127,102	*	Ferro Corp	2,650
202,348	*,m	Ferroglobe plc	0
217,530		Fibria Celulose S.A.	4,073
17,645		Finolex Industries Ltd	149
101,977	*,e	First Majestic Silver Corp	778
1,723,444		First Quantum Minerals Ltd	25,393
1,312,893		Fletcher Building Ltd	6,161
83,680	*,e	Flotek Industries, Inc	270
305,886		FMC Corp	27,288
29,516	*,e	Foosung Co Ltd	273
3,576,354		Formosa Chemicals & Fibre Corp	14,231
10,443,176		Formosa Plastics Corp	38,486
1,158,600	g	Forterra plc	4,687
63,082	*,e	Forterra, Inc	614
3,529,459		Fortescue Metals Group Ltd	11,460
98,102	*	Fortuna Silver Mines, Inc	558
14,300		FP Corp	790
253,518		Franco-Nevada Corp	18,503
5,852,381		Freeport-McMoRan Copper & Gold, Inc (Class B)	101,012
171,291		Fresnillo plc	2,581
10,865		Frutarom Industries Ltd	1,069
53,849		Fuchs Petrolub AG. (Preference)	2,650
8,196,200	e	Fufeng Group Ltd	3,677
33,000		Fuji Seal International, Inc	1,169
10,400		Fujimi, Inc	230
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,700		Fujimori Kogyo Co Ltd	$319
155,599	e	Furukawa-Sky Aluminum Corp	3,353
1,547,800		Fushan International Energy Group Ltd	367
10,700	e	Fuso Chemical Co Ltd	275
127,051		FutureFuel Corp	1,780
209,802	*,e	Galaxy Resources Ltd	470
270,780	*	GCP Applied Technologies, Inc	7,839
3,242,012		Gerdau S.A. (Preference)	11,636
10,835		Givaudan S.A.	24,539
22,671,588		Glencore Xstrata plc	107,640
195,900		Global Green Chemicals PCL	55
185,959		Gloria Material Technology Corp	116
117,200	e	Godo Steel Ltd	2,215
763,770		Gold Fields Ltd	2,703
81,707	*	Gold Resource Corp	538
550,805		Goldcorp, Inc	7,562
9,463,418	*	Goldsun Development & Construction Co Ltd	2,909
2,726,000		Grand Pacific Petrochemical	2,615
254,396		Granges AB	3,320
567,777		Graphic Packaging Holding Co	8,238
379,560		Grasim Industries Ltd	5,586
605,755	*,†,m	Great Basin Gold Ltd	5
49,000		Great China Metal Industry	43
1,272,000	e	Greatview Aseptic Packaging Co	759
18,468		Greenply Industries Ltd	63
8,711		Greif, Inc	502
112,977		Greif, Inc (Class A)	5,975
18,799		Groupe Guillin	701
308,509		Grupo Argos S.A.	2,090
106,000	*	Grupo Cementos de Chihuahua SAB de C.V.	688
4,015,644		Grupo Mexico S.A. de C.V. (Series B)	11,402
10,837		Gujarat Alkalies & Chemicals Ltd	84
25,418		Gujarat Flourochemicals	275
491,490		Gujarat Narmada Valley Fertilizers Co Ltd	2,889
6,594		Gulf Oil Lubricants India Ltd	82
228	e	Gurit Holding AG.	186
383,937	*	Guyana Goldfields, Inc	1,434
9,076		H&R GmbH & Co KGaA	108
127,468		H.B. Fuller Co	6,842
5,713	m	Hanil Cement Manufacturing	736
5,411		Hansol Chemical Co Ltd	380
158,791		Hansol Paper Co Ltd	2,386
113,400		Hanwha Chemical Corp	2,223
228,636		Harmony Gold Mining Co Ltd	349
18,204		Hawkins, Inc	644
19,689		Haynes International, Inc	723
963,150	e	Hecla Mining Co	3,352
18,963		HeidelbergCement AG.	1,592
37,145		HeidelbergCement India Ltd	75
406,800		Hesteel Co Ltd	181
167,386	e	Hexpol AB	1,731
68,407		Hill & Smith Holdings plc	1,331
44,085		Himadri Speciality Chemical Ltd	81
1,893,761		Hindalco Industries Ltd	6,377
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,211		Hitachi Chemical Co Ltd	$2,964
184,049		Hitachi Metals Ltd	1,908
514,971	*	Ho Tung Chemical Corp	144
139,046		Hochschild Mining plc	349
4,200		Hodogaya Chemical Co Ltd	126
141,729		Hokuetsu Paper Mills Ltd	729
64,199		Holcim Ltd	3,121
61,672		Holmen AB	1,397
17,340		Honam Petrochemical Corp	5,405
17,360		HSIL Ltd	85
157,000	*	Hsin Kuang Steel Co Ltd	200
189,000	e	Huabao International Holdings Ltd	120
14,709		Huchems Fine Chemical Corp	386
1,192,650		HudBay Minerals, Inc	6,650
68,748	e	Huhtamaki Oyj	2,535
722,532		Huntsman Corp	21,098
20,835	†,m	Hyosung Corp	2,514
77,106		Hyundai Steel Co	3,637
1,553,707	*	IAMGOLD Corp	9,053
237,955	g	Ibstock plc	938
424,159		Iluka Resources Ltd	3,503
46,972		IMCD Group NV	3,141
3,755		Imerys S.A.	303
418,312	*,e	Impala Platinum Holdings Ltd	618
2,247,331		Incitec Pivot Ltd	6,030
292,300	e	Independence Group NL	1,111
94,785		India Cements Ltd	146
1,497,878		Indorama Ventures PCL (Foreign)	2,473
98,800	*,e	Industrias CH SAB de C.V.	411
207,881		Industrias Penoles S.A. de C.V.	3,727
193,859	*	Ingevity Corp	15,675
1,040,400	*	Inner Mongolia BaoTou Steel Union Co Ltd	243
208,920		Inner Mongolia Eerduosi Resourses Co Ltd	205
55,660		Innophos Holdings, Inc	2,649
67,854		Innospec, Inc	5,194
389,520	*	Interfor Corp	7,481
42,578		International Flavors & Fragrances, Inc	5,278
1,005,007		International Paper Co	52,341
71,500		International Steels Ltd	60
142,949		Intertape Polymer Group, Inc	1,965
741,985	*	Intrepid Potash, Inc	3,042
24,700	*	Ishihara Sangyo Kaisha Ltd	232
217,980		Israel Chemicals Ltd	999
14,522		Israel Corp Ltd	3,099
324,344	*,e	Ivanhoe Mines Ltd	666
31,459	*,†,e,m	Jacana Minerals Ltd	5
288,457		James Hardie Industries NV	4,836
44,946	*	Jastrzebska Spolka Weglowa S.A.	914
12,800		JCU Corp	297
481,286		JFE Holdings, Inc	9,090
1,443,445		Jiangxi Copper Co Ltd	1,833
126,100		Jiangxi Copper Co Ltd (Class A)	301
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,200		Jiangxi Ganfeng Lithium Co Ltd	$303
833,000	*,e	Jinchuan Group International Resources Co Ltd	114
410,472		Jindal Saw Ltd	476
203,228	*	Jindal Steel & Power Ltd	663
299,449	*	Jinduicheng Molybdenum Co Ltd	283
217,838	*,e	Jinshan Gold Mines, Inc	378
10,540		JK Cement Ltd	134
18,352		JK Lakshmi Cement Ltd	83
24,824		Johnson Matthey plc	1,182
74,479	*	JSL Ltd	73
6,500		JSP Corp	196
1,044,993		JSR Corp	17,759
888,400		JSW Steel Ltd	4,238
19,613		K&S AG.	482
46,858		Kaiser Aluminum Corp	4,878
190,638		Kaneka Corp	1,707
289,717		Kansai Paint Co Ltd	6,012
28,700	e	Kanto Denka Kogyo Co Ltd	239
133,779		Kapstone Paper and Packaging Corp	4,615
123,183	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	90
1,077,354	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,036
812,299	*	KAZ Minerals plc	8,978
59,068		Kemira Oyj	784
353,742		KGHM Polska Miedz S.A.	8,292
16,200	e	KH Neochem Co Ltd	490
160,253	*	Kidman Resources Ltd	220
1,436,464	*	Kinross Gold Corp	5,409
111,271	e	Kirkland Lake Gold Ltd	2,356
17,035		KISCO Corp	111
4,534		KISWIRE Ltd	119
618,651		Klabin S.A.	3,129
1,349,700		Klabin S.A. (Preference)	1,090
210,021	*,e	Klondex Mines Ltd	485
107,798	*	Klondex Mines Ltd (Toronto)	252
98,805		KMG Chemicals, Inc	7,290
14,500		Koatsu Gas Kogyo Co Ltd	127
790,586		Kobe Steel Ltd	7,225
10,907		Kolon Industries, Inc	661
52,600		Konishi Co Ltd	851
88,013	*	Koppers Holdings, Inc	3,375
16,503		Korea Kumho Petrochemical	1,724
19,160		Korea Petrochemical Ind Co Ltd	4,302
8,833		Korea Zinc Co Ltd	3,059
25,305	*	Koza Altin Isletmeleri AS	234
124,193	*	Koza Anadolu Metal Madencilik Isletmeleri AS	171
47,268	*	Kraton Polymers LLC	2,181
33,701		Kronos Worldwide, Inc	759
15,279		Kukdo Chemical Co Ltd	844
78,094	e	Kumba Iron Ore Ltd	1,671
149,248		Kumiai Chemical Industry Co Ltd	1,169
83,242		Kuraray Co Ltd	1,145
14,100		Kureha CORP	1,006
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,900	e	Kyoei Steel Ltd	$225
187,685	e	Labrador Iron Ore Royalty Corp	3,439
167,800	*	Lafarge Malayan Cement BHD	129
551		LafargeHolcim Ltd	27
706,218		Lanxess AG.	54,906
1,811,000		Lee & Man Paper Manufacturing Ltd	1,827
1,622,448		LEE Chang Yung Chem IND Corp	2,506
9,513		Lenzing AG.	1,145
45,205		LG Chem Ltd	13,530
8,454		LG Chem Ltd (Preference)	1,528
11,437		Linde AG.	2,382
1,289,754		Linde AG. (Tender)	306,418
26,700		Lintec Corp	774
34,236	*,e	Lithium Americas Corp	183
11,066		Lock & Lock Co Ltd	220
469,740	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	4,820
285,220		Long Chen Paper Co Ltd	243
334	*	Lonmin plc	0	^
1,467,519		Louisiana-Pacific Corp	39,946
38,779	*,e	LSB Industries, Inc	206
187,919	e	Lucara Diamond Corp	302
127,850		Lucky Cement Ltd	535
476,000		Luks Group Vietnam Holdings Ltd	149
35,068	*,e	Lundin Gold, Inc	122
1,896,175		Lundin Mining Corp	10,544
469,903	*	Lynas Corp Ltd	811
537,862		LyondellBasell Industries AF S.C.A	59,084
298,100	*	Maanshan Iron & Steel Co Ltd	161
65,144		Madras Cements Ltd	667
45,096	*	MAG. Silver Corp	487
18,160		Magnesita Refratarios S.A.	297
66,339	*	Major Drilling Group International	350
167,400		Maple Leaf Cement Factory Ltd	70
83,774	*	Marrone Bio Innovations, Inc	154
109,185		Marshalls plc	586
13,087		Martin Marietta Materials, Inc	2,923
41,672		Maruichi Steel Tube Ltd	1,412
43,795		Materion Corp	2,371
446,100		Metalurgica Gerdau S.A.	711
228,093		Methanex Corp	16,129
1,739,843		Mexichem SAB de C.V.	5,031
178,564		Mineral Resources Ltd	2,114
119,489		Minerals Technologies, Inc	9,003
19,365		Miquel y Costas & Miquel S.A.	728
31,793		Misr Fertilizers Production Co SAE	174
2,026,699		Mitsubishi Chemical Holdings Corp	16,925
245,278		Mitsubishi Gas Chemical Co, Inc	5,543
104,610		Mitsubishi Materials Corp	2,870
8,800		Mitsubishi Steel Manufacturing Co Ltd	171
316,538		Mitsui Chemicals, Inc	8,413
41,000		Mitsui Mining & Smelting Co Ltd	1,740
529,250		MMC Norilsk Nickel PJSC (ADR)	9,459
57,306		MMC Norilsk Nickel PJSC (ADR)	1,033
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,684,000	*,e	MMG Ltd	$1,869
42,210		MOIL Ltd	107
107,690		Mondi Ltd	2,917
304,888		Mondi plc	8,225
12,981	*,†,m	Mongolian Metals Corporation	0
2,790		Monsanto India Ltd	117
165,357		Mosaic Co	4,638
84,809	*	Mountain Province Diamonds, Inc	213
282,839		Mpact Ltd	485
141,205		M-real Oyj (B Shares)	1,592
165,652		Myers Industries, Inc	3,181
178,773		Mytilineos Holdings S.A.	1,789
84,300	e	Nakayama Steel Works Ltd	510
12,799		Namhae Chemical Corp	177
421,453	*	Nampak Ltd	482
11,736,071		Nan Ya Plastics Corp	33,520
137,405		Nantex Industry Co Ltd	128
1,771,113		National Aluminium Co Ltd	1,673
24,844		Neenah Paper, Inc	2,108
348,002	*,e	Nemaska Lithium, Inc	225
7,523		Neo Performance Materials, Inc	93
16,800		Neturen Co Ltd	146
187,361		Nevsun Resources Ltd	651
340,417	*	New Gold, Inc	709
926,435		Newcrest Mining Ltd	15,043
3,508		NewMarket Corp	1,419
1,326,884		Newmont Mining Corp	50,037
687,850		Nickel Asia Corp	60
26,900	e	Nihon Nohyaku Co Ltd	173
50,100		Nihon Parkerizing Co Ltd	721
1,745,902		Nine Dragons Paper Holdings Ltd	2,215
76,400	e	Nippon Denko Co Ltd	217
129,800		Nippon Kayaku Co Ltd	1,450
537,600		Nippon Light Metal Holdings Co Ltd	1,206
132,132	e	Nippon Paint Co Ltd	5,682
103,800		Nippon Paper Industries Co Ltd	1,655
15,500		Nippon Shokubai Co Ltd	1,119
65,000		Nippon Soda Co Ltd	359
1,063,946		Nippon Steel Corp	20,861
8,100	*	Nippon Valqua Industries Ltd	230
97,961		Nissan Chemical Industries Ltd	4,563
134,000		Nisshin Steel Holdings Co Ltd	1,847
14,800		Nittetsu Mining Co Ltd	699
113,963		Nitto Denko Corp	8,604
38,060		NOF Corp	1,228
190,367		Norbord, Inc	7,828
1,229,027		Norsk Hydro ASA	7,336
7,190,000	*	North Mining Shares Co Ltd	94
213,503	*	Northam Platinum Ltd	571
418,342		Northern Star Resources Ltd	2,265
164,600	*	Novagold Resources, Inc	737
7,659		Novolipetsk Steel (GDR)	186
173,834		Novozymes AS	8,792
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

852,082		Nucor Corp	$53,255
314,287	e	Nufarm Ltd	2,060
335,258	e	Nutrien Ltd	18,231
772,495		Nutrien Ltd (Toronto)	42,026
48,228	*,e	Nyrstar NV	258
855,636		OceanaGold Corp	2,376
19,570		OCI Co Ltd	1,811
43,817	*,e	OCI NV	1,177
15,575		Oeneo S.A.	185
867,148		OJI Paper Co Ltd	5,374
28,000		Okamoto Industries, Inc	319
6,398,184		Olin Corp	183,756
13,515		Olympic Steel, Inc	276
40,198		Omnia Holdings Ltd	388
109,250	*	Omnova Solutions, Inc	1,136
242,241		Orica Ltd	3,180
34,145		Orient Cement Ltd	55
1,217,000		Oriental Union Chemical Corp	1,311
722,371	*,e	Orocobre Ltd	2,763
706,964		Orora Ltd	1,867
7,600		Osaka Steel Co Ltd	145
65,233		Osisko Gold Royalties Ltd	618
107,729	*,e	Osisko Mining, Inc	147
341,533		Outokumpu Oyj	2,115
400,478	*	Owens-Illinois, Inc	6,732
1,181,131		Oxiana Ltd	8,236
8,650	*,e	Pacific Metals Co Ltd	317
7,000		Pack Corp	226
383,941		Packaging Corp of America	42,921
117,295		Pact Group Holdings Ltd	457
89,613		Pan American Silver Corp	1,604
182,703		Papeles y Cartones de Europa S.A.	3,612
900,450		Petkim Petrokimya Holding	948
521,142	*,e	Petra Diamonds Ltd	386
10,878,616		Petronas Chemicals Group BHD	22,660
64,371		PH Glatfelter Co	1,261
25,977	*	Phillips Carbon Black Ltd	83
61,122		PI Industries Ltd	673
139,850	*	Pidilite Industries Ltd	2,171
821,487	*,e	Pilbara Minerals Ltd	525
29,030	e	Plastivaloire	514
414,207	*	Platform Specialty Products Corp	4,805
271,815		PolyOne Corp	11,748
9,009		Polyus PJSC (GDR)	296
2,528		Poongsan	96
159,831		Poongsan Corp	4,876
612,767		Portucel Empresa Produtora de Pasta e Papel S.A.	3,639
108,644		POSCO	32,056
12,722		POSCO Refractories & Environment Co Ltd	501
960,670	*	PPC Ltd	508
145,265		PPG Industries, Inc	15,068
55,051	*	PQ Group Holdings, Inc	991
1,014,780		Praxair, Inc	160,487
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,949	*	Premier Gold Mines Ltd	$226
1,579,600		Press Metal BHD	1,703
96,000	*,e	Pretium Resources, Inc	706
76,163	*	Prism Cement Ltd	116
5,528,304		PT Aneka Tambang Tbk	343
3,743,100		PT Indah Kiat Pulp and Paper Corp Tbk	4,854
1,680,843		PT Indocement Tunggal Prakarsa Tbk	1,598
3,128,398	*	PT Krakatau Steel Tbk	99
385,800	*	PT Pelat Timah Nusantara Tbk	129
8,218,300	*,†,m	PT Sekawan Intipratama Tbk	0	^
2,861,438		PT Semen Gresik Persero Tbk	1,422
2,155,157		PT Timah Tbk	122
6,592,200		PT Waskita Beton Precast Tbk	168
2,395,977		PTT Global Chemical PCL (Foreign)	5,207
7,630		Qatar National Cement Co	116
144,500	*	Qinghai Salt Lake Industry Co Ltd	235
19,863		Quaker Chemical Corp	3,076
264,380	†,e,m	Quintis Ltd	2
482,627		Rain Commodities Ltd	1,359
31,833		Rallis India Ltd	87
10,063	*,e	Ramaco Resources, Inc	70
80,996		Randgold Resources Ltd	6,234
77,629	e	Rayonier Advanced Materials, Inc	1,327
20,567		Recticel S.A.	233
1,144,728		Regis Resources Ltd	4,359
178,374		Reliance Steel & Aluminum Co	15,615
261,567		Rengo Co Ltd	2,301
405,687		Resolute Mining Ltd	387
15,772		Rhi Magnesita NV	957
752,963		Rio Tinto Ltd	46,522
2,260,169		Rio Tinto plc	124,577
154,100		Rongsheng Petro Chemical Co Ltd	239
40,749	*	Royal Bafokeng Platinum Ltd	59
180,172		Royal Gold, Inc	16,727
3,038,337		RPC Group plc	29,915
69,720		RPM International, Inc	4,066
71,860	*	Ryerson Holding Corp	801
11,789		Sa des Ciments Vicat	773
8,800		Sakai Chemical Industry Co Ltd	237
22,400		Sakata INX Corp	292
213,076		Salzgitter AG.	9,270
12,753		Samsung Fine Chemicals Co Ltd	743
327,651		San Fang Chemical Industry Co Ltd	323
1,390,055		Sandfire Resources NL	9,412
113,923	*,e	Sandstorm Gold Ltd	512
32,808		Sanyo Chemical Industries Ltd	1,420
142,400		Sanyo Special Steel Co Ltd	3,396
452,170		Sappi Ltd	3,009
672,023	*	Saracen Mineral Holdings Ltd	1,098
200,300		Satipel Industrial S.A.	450
75,650		Scapa Group plc	434
286,825	*,e	Schmolz + Bickenbach AG.	225
73,368		Schnitzer Steel Industries, Inc (Class A)	2,472
58,890		Schweitzer-Mauduit International, Inc	2,575
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

139,200		Scientex BHD	$248
76,528		Scotts Miracle-Gro Co (Class A)	6,364
24,966	*,e	Seabridge Gold, Inc	281
57,295		Seah Besteel Corp	1,102
6,701		SeAH Steel Corp	458
218,428		Sealed Air Corp	9,272
877,400		Sekisui Plastics Co Ltd	8,770
182,623	*	SEMAFO, Inc	529
71,852		Semapa-Sociedade de Investimento e Gestao	1,920
64,194		Sensient Technologies Corp	4,593
2,704,025	*	Sesa Sterlite Ltd	9,331
238,998	*	Severstal (GDR)	3,497
402,418		Severstal (GDR) (Equiduct)	5,860
12,613	g	SH Kelkar & Co Ltd	41
53,800		Shandong Gold Mining Co Ltd	196
1,263,000		Shanghai Chlor-Alkali Chemical Co Ltd	789
11,920		Sharda Cropchem Ltd	59
346,100		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	253
105,809		Sherwin-Williams Co	43,125
19,000		Shikoku Chemicals Corp	265
10,590	*	Shine Co Ltd	131
580,732		Shin-Etsu Chemical Co Ltd	51,609
145,800		Shin-Etsu Polymer Co Ltd	1,358
742,032		Shinkong Synthetic Fibers Corp	286
3,090,000	*,e	Shougang Concord International Enterprises Co Ltd	80
257,700	e	Showa Denko KK	11,407
9,328		Shree Cement Ltd	2,116
360,125		Siam Cement PCL (Foreign)	4,476
1,094,556	*,e	Sibanye Gold Ltd	656
568,439		Sidi Kerir Petrochemcials Co	831
19,157		Sika AG.	2,647
219,482		Silgan Holdings, Inc	5,889
796,000	*,e	Silver Grant International	174
486,974	e	Silvercorp Metals, Inc	1,285
656,634		Sims Group Ltd	7,799
1,206,000	*	Sinofert Holdings Ltd	143
2,990,674		Sinopec Shanghai Petrochemical Co Ltd	1,818
267,500	*	Sinopec Shanghai Petrochemical Co Ltd (Class A)	229
2,357,511	*,e	Sirius Minerals plc	1,029
47,372		SK Chemicals Co Ltd	1,567
5,340	*	SK Chemicals Co Ltd (New)	445
27,980		SKC Co Ltd	1,082
9,013		SKCKOLONPI, Inc	400
284,210		Smurfit Kappa Group plc	11,474
109,517		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,269
2,902,462		Soda Sanayii AS	3,916
3,319		SODIFF Advanced Materials Co Ltd	533
458,019	*,e	SolGold plc	138
115,286		Solvay S.A.	14,519
8,327		Songwon Industrial Co Ltd	171
72,832		Sonoco Products Co	3,824
6,644,040		South32 Ltd	17,742
6,561		South32 Ltd (W/I)	18
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

250,616	e	Southern Copper Corp (NY)	$11,746
117,566	e	Ssab Svenskt Stal AB (Series A)	553
1,033,058		Ssab Svenskt Stal AB (Series B)	3,878
168,972		Ssangyong Cement Industrial Co Ltd	4,306
83,859	*	SSR Mining, Inc	827
2,964,836		St Barbara Ltd	10,662
1,386		Stalprodukt S.A.	168
1,195,021		Steel Dynamics, Inc	54,911
14,347		Stelco Holdings, Inc	277
7,000	e	Stella Chemifa Corp	240
28,401		Stella-Jones, Inc	1,035
102,623		Stepan Co	8,006
4,288		STO AG.	552
1,176,772		Stora Enso Oyj (R Shares)	22,926
322,506	*,e	Stornoway Diamond Corp	108
647,221		Sumitomo Bakelite Co Ltd	6,230
1,765,111		Sumitomo Chemical Co Ltd	9,983
338,318		Sumitomo Metal Mining Co Ltd	12,912
456,193	e	Sumitomo Osaka Cement Co Ltd	2,136
5,500		Sumitomo Seika Chemicals Co Ltd	274
11,512	e	Sumitomo Titanium Corp	172
508,249	*	Summit Materials, Inc	13,342
491,154	*	SunCoke Energy, Inc	6,581
72,885		Supreme Industries Ltd	1,202
412,888		Suzano Papel e Celulose S.A.	4,791
445,721		Svenska Cellulosa AB (B Shares)	4,825
39,000	*	Swancor Ind Co Ltd	114
12,601		Symrise AG.	1,102
12,679		Synalloy Corp	253
174,660	*,e	Syrah Resources Ltd	373
11,600	*,e	T Hasegawa Co Ltd	253
112,300		Ta Ann Holdings BHD	73
2,181,741		TA Chen Stainless Pipe	2,589
232		Taekwang Industrial Co Ltd	289
549,249		Tahoe Resources, Inc	2,702
183,133		Tahoe Resources, Inc (Toronto)	901
93,330		Taiheiyo Cement Corp	3,070
3,431,728		Taiwan Cement Corp	4,762
486,000		Taiwan Fertilizer Co Ltd	667
163,725		Taiwan Hon Chuan Enterprise Co Ltd	288
3,271,329		Taiwan Styrene Monomer	2,471
10,000		Taiyo Ink Manufacturing Co Ltd	410
80,133		Taiyo Nippon Sanso Corp	1,147
7,800		Takasago International Corp	250
166,100		Takiron Co Ltd	934
7,900	*,e	Tanaka Chemical Corp	85
933,349		Tata Steel Ltd	7,737
8,300		Tayca Corp	168
5,742		Technosemichem Co Ltd	319
1,209,984		Teck Cominco Ltd	30,824
1,998,137		Teijin Ltd	36,601
7,500		Tenma Corp	134
13,936	*	Tessenderlo Chemie NV	543
3,968,052		ThyssenKrupp AG.	96,185
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

586,000	e	Tiangong International Co Ltd	$124
21,983	e	Tikkurila Oyj	377
24,357		Time Technoplast Ltd	42
206,081	*,e	TimkenSteel Corp	3,369
20,602	*	Titan Cement Co S.A.	521
21,741	*,e	TMAC Resources, Inc	93
61,400		Toagosei Co Ltd	709
22,500	e	Toho Titanium Co Ltd	206
27,600		Toho Zinc Co Ltd	1,020
112,100	e	Tokai Carbon Co Ltd	2,008
4,600		Tokushu Tokai Holdings Co Ltd	181
51,500		Tokuyama Corp	1,650
19,800		Tokyo Ohka Kogyo Co Ltd	763
63,700		Tokyo Steel Manufacturing Co Ltd	565
489,750		Ton Yi Industrial Corp	202
80,511	b	Tong Yang Major Corp	141
1,092,000	*	Tongfang Kontafarma Holdings Ltd	56
794,600		Tongling Nonferrous Metals Group Co Ltd	265
18,911		Tongyang Cement & Energy Corp	80
38,900		Topy Industries Ltd	1,078
340,571		Toray Industries, Inc	2,688
49,734	*	Torex Gold Resources, Inc	443
426,672		Tosoh Corp	6,597
80,200		Toyo Ink Manufacturing Co Ltd	2,089
57,100	*	Toyo Kohan Co Ltd	370
116,907		Toyo Seikan Kaisha Ltd	2,052
686,067		Toyobo Co Ltd	11,405
2,970,900		TPI Polene PCL	150
29,452	*	Trecora Resources	437
38,241		Tredegar Corp	899
851,825	*	Trevali Mining Corp	583
112,510		Trinseo S.A.	7,983
9,798,964	a,n	Tronox Ltd	192,844
402,000		TSRC Corp	432
64,815	*,e	Tubacex S.A.	215
588,000		Tung Ho Steel Enterprise Corp	434
619,225	*	Turquoise Hill Resources Ltd	1,752
453,664		UBE Industries Ltd	11,780
10,018	*	UFP Technologies, Inc	309
107,413		Ultra Tech Cement Ltd	5,990
185,958		Umicore S.A.	10,616
2,652		Unid Co Ltd	124
1,075,345	*	United Phosphorus Ltd	9,722
3,231		United States Lime & Minerals, Inc	271
429,818		United States Steel Corp	14,936
227,676		Universal Cement Corp	150
10,761	*	Universal Stainless & Alloy	255
6,962,095		UPC Technology Corp	4,675
854,912		UPM-Kymmene Oyj	30,439
23,969	*,e	US Concrete, Inc	1,258
510,447		USI Corp	237
4,296,345		Vale S.A.	54,971
296,694		Valhi, Inc	1,412
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

200,599	e	Valvoline, Inc	$4,327
47,995		Vedanta Resources plc	407
167,853	*	Verso Corp	3,652
206,825		Victrex plc	7,918
7,736		Vinati Organics Ltd	107
3,525,600		Vinythai PCL (Foreign)	2,650
104,255		Voestalpine AG.	4,794
1,571,502		Volcan Cia Minera S.A.	388
123,524		Vulcan Materials Co	15,942
54,230		Warrior Met Coal, Inc	1,495
41,825		Welspun-Gujarat Stahl Ltd	72
11,412,000		West China Cement Ltd	1,816
257,420	e	West Fraser Timber Co Ltd	17,719
160,012		Western Areas NL	422
1,049,234		Western Forest Products, Inc	2,139
202,510	*	Westgold Resources Ltd	279
206,359		Westlake Chemical Corp	22,210
711,342		WestRock Co	40,561
746,267		Wheaton Precious Metals Corp	16,473
4,864,776		Wienerberger AG.	121,345
54,639		Winpak Ltd	1,829
1,866	*	Wonik Materials Co Ltd	90
86,407	*	Worthington Industries, Inc	3,626
1,499,496		WR Grace and Co	109,928
15,800	e	W-Scope Corp	229
435,000	*	Xinjiang Xinxin Mining Industry Co Ltd	58
666,085		Yamana Gold, Inc	1,941
23,800		Yamato Kogyo Co Ltd	718
191,641		Yara International ASA	7,929
68,573		Yeong Guan Energy Technology Group Co Ltd	131
1,941,100		Yeun Chyang Industrial Co Ltd	1,693
653,551		Yieh Phui Enterprise	222
75,200		Yodogawa Steel Works Ltd	1,918
4,463		Youlchon Chemical Co Ltd	53
246		Young Poong Corp	177
231,000	*,e	Youyuan International Holdings Ltd	108
765,285	*	Yuen Foong Yu Paper Manufacturing Co Ltd	302
495,891		Yule Catto & Co plc	3,436
46,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	122
63,719		Zaklady Azotowe w Tarnowie-Moscicach S.A.	733
430,112		Zeon Corp	5,074
1,348,000	e	Zhaojin Mining Industry Co Ltd	1,031
21,811	*	Zhejiang Huayou Cobalt Co Ltd	320
148,700		Zhejiang Longsheng Group Co Ltd	267
150,600		Zhongjin Gold Corp Ltd	156
17,240		Zignago Vetro S.p.A.	161
6,108,731		Zijin Mining Group Co Ltd	2,341
426,600		Zijin Mining Group Co Ltd (Class A)	232
		TOTAL MATERIALS	6,256,230

MEDIA - 1.9%
539,700		ABB ASEA Brown Boveri Ltd	15,038
1,200,000		ABS-CBN Holdings Corp (ADR)	544
213,295	*,e	Aimia, Inc	376
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,497,467	*,e	Alibaba Pictures Group Ltd	$1,366
1,590	*,e	Altice NV (Class A)	6
530	*	Altice NV (Class B)	2
71,716		Altice USA, Inc	1,223
298,274	e	AMC Entertainment Holdings, Inc	4,743
318,718	*	AMC Networks, Inc	19,824
6,600	e	Amuse, Inc	177
341,472	e	Antena 3 de Television S.A.	2,864
721		APG SGA S.A.	270
118,017		APN Outdoor Group Ltd	548
94,932	*	Arnoldo Mondadori Editore S.p.A.	144
329,171		Ascential plc	1,960
7,063,500	e	Asian Pay Television Trust	2,099
601,570		Astro Malaysia Holdings BHD	236
22,559		Avex Group Holdings, Inc	313
44,186		Axel Springer AG.	3,193
8,675		Beasley Broadcasting Group, Inc	97
675,900		BEC World PCL (Foreign)	160
1,309,093		Borussia Dortmund GmbH & Co KGaA	8,195
7,743	*	Boston Omaha Corp	163
2,064		Cable One, Inc	1,514
48,697	e	Cairo Communication S.p.A.	194
3,060,277		CBS Corp (Class B)	172,049
21,005	*	Central European Media Enterprises Ltd (Class A)	86
132,138	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	548
332,442	*	Charter Communications, Inc	97,475
58,276		Cheil Communications, Inc	1,079
161,865	*,†,m	Chennai Super Kings Cricket Ltd	5
263,184	e	Cinemark Holdings, Inc	9,233
37,140	e	Cineplex Galaxy Income Fund	824
561,387		Cineworld Group plc	1,959
8,799		CJ CGV Co Ltd	530
19,246	m	CJ E&M Corp	1,980
16,697		CJ Hellovision Co Ltd	162
54,672		Clear Channel Outdoor Holdings, Inc (Class A)	235
64,313		Cogeco Communications, Inc	3,186
31,768	e	Cogeco, Inc	1,404
16,121,048		Comcast Corp (Class A)	528,932
75,124	*	Corus Entertainment, Inc	283
33,697		CTS Eventim AG.	1,654
120,400		CyberAgent, Inc	7,221
522,785		Cyfrowy Polsat S.A.	3,219
27,600		Daiichikosho Co Ltd	1,332
1,747	*,e	Daily Journal Corp	402
168,037		Daily Mail & General Trust	1,642
129,248	e	Dentsu, Inc	6,118
8,040,000	*,e	Digital Domain Holdings Ltd	125
87,520	*,e	Discovery, Inc (Class A)	2,407
169,684	*	Discovery, Inc (Class C)	4,327
759,762	*	DISH Network Corp (Class A)	25,536
187,974		Emerald Expositions Events, Inc	3,872
188,782	e	Entercom Communications Corp (Class A)	1,425
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

254,392		Entertainment One Ltd	$1,230
486,655		Entravision Communications Corp (Class A)	2,433
46,096	*,e	Eros International plc	599
4,000,000	*	eSun Holdings Ltd	636
207,706		Eutelsat Communications	4,299
71,943	e	EW Scripps Co (Class A)	963
114,522	*,e	Fluent, Inc	281
354,000		Fuji Television Network, Inc	6,041
169,796		Gannett Co, Inc	1,817
183,866	*	GCI Liberty, Inc	8,289
626,231		Gestevision Telecinco S.A.	5,264
120,120	*	Gray Television, Inc	1,898
2,180,227		Grupo Televisa S.A.	8,275
20,797		Hakuhodo DY Holdings, Inc	333
27,680	*	Hemisphere Media Group, Inc	363
187,922	e	HT&E Ltd	348
710,000	*,e	Huanxi Media Group Ltd	181
29,414		Hyundai Hy Communications & Network Co	118
300,678	*	IBN18 Broadcast Ltd	232
542,803	*,e	I-Cable Communications Ltd	8
82,300	e,g	IMAX China Holding, Inc	250
577,828	*	Imax Corp	12,799
1,694,232		Informa plc	18,623
5,275		Innocean Worldwide, Inc	281
26,434	*	Inox Leisure Ltd	100
2,034,541		Interpublic Group of Cos, Inc	47,690
63,018	e	IPSOS	2,150
162,303	e	ITE Group plc	171
4,052,901		ITV plc	9,266
112,047		Jagran Prakashan Ltd	225
226,651	e	JC Decaux S.A.	7,568
24,075	*	Jcontentree Corp	151
3,667,545		John Fairfax Holdings Ltd	2,032
30,130		John Wiley & Sons, Inc (Class A)	1,880
262,771	*,e	Juventus Football Club S.p.A.	202
21,491	*	JYP Entertainment Corp	509
70		Kabel Deutschland Holding AG.	9
121,332		Kadokawa Dwango Corp	1,341
8,205		Kinepolis Group NV	520
49,030		KT Skylife Co Ltd	602
69,450		Lagardere S.C.A.	1,830
15,571	*	Liberty Braves Group (Class A)	400
53,976	*	Liberty Braves Group (Class C)	1,396
54,956	*	Liberty Broadband Corp (Class A)	4,157
199,841	*	Liberty Broadband Corp (Class C)	15,132
1,913	*	Liberty Global plc	51
194,001	*	Liberty Global plc (Class A)	5,343
241,565	*,e	Liberty Latin America Ltd	4,682
88,826	*	Liberty Latin America Ltd (Class A)	1,698
43,388	*,e	Liberty Media Group (Class A)	1,532
366,018	*	Liberty Media Group (Class C)	13,590
160,489	*	Liberty SiriusXM Group (Class A)	7,230
372,663	*	Liberty SiriusXM Group (Class C)	16,904
92,794	e	Lions Gate Entertainment Corp (Class A)	2,303
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

208,755		Lions Gate Entertainment Corp (Class B)	$4,897
265,194	*	Live Nation, Inc	12,880
42,041	*,e	LiveXLive Media, Inc	243
4,702		Loen Entertainment, Inc	380
18,675	*	Loral Space & Communications, Inc	702
68,618		M6-Metropole Television	1,372
18,300	e	Macromill, Inc	450
46,413	*	Madison Square Garden Co	14,397
166,300		Major Cineplex Group PCL (Foreign)	123
144,702		Marcus Corp	4,703
610,723	*	MDC Partners, Inc	2,809
207,211	*,e	Mediaset S.p.A.	661
60,068	e	Meredith Corp	3,063
38,574		Modern Times Group AB (B Shares)	1,610
1,008,600		Mono Technology PCL	66
88,959	*	MSG Networks, Inc	2,131
246,200		Multiplus S.A.	1,858
2,573		Nasmedia Co Ltd	132
743,232		Naspers Ltd (N Shares)	187,401
116,857		National CineMedia, Inc	982
46,148		Navneet Publications India	85
88,733		New Media Investment Group, Inc	1,640
226,964	e	New York Times Co (Class A)	5,878
229,663		News Corp	3,560
76,631		News Corp (Class B)	1,215
67,965	e	Nexstar Broadcasting Group, Inc (Class A)	4,989
32,400	e	Next Co Ltd	214
5,560,668		Nine Entertainment Co Holdings Ltd	10,197
142,433		Omnicom Group, Inc	10,863
91,969	e	oOh!media Ltd	337
4,903	*,m	oOh!media Ltd	18
525,227		Pearson plc	6,117
1,012,000		Phoenix Media Investment Holdings Ltd	88
661,900		Plan B Media PCL	122
65,900		Poly Culture Group Corp Ltd	105
258,189	*,e	Promotora de Informaciones S.A.	485
218,881		ProSiebenSat. Media AG.	5,539
7,500		Proto Corp	98
14,785,000	*	PT Bhakti Investama Tbk	107
4,386,400		PT Global MediaCom Tbk	170
2,792,300		PT Media Nusantara Citra Tbk	179
359,537		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,967
4,860,436		PT Surya Citra Media Tbk	697
5,297,100	*	PT Visi Media Asia Tbk	70
44,588		Publicis Groupe S.A.	3,060
8,311		PVR Ltd	167
366,507		Quebecor, Inc	7,505
60,158	g	RAI Way S.p.A	282
369	*	RCS MediaGroup S.p.A.	0	^
25,090	*	Reading International, Inc	400
1,814,401		Reed Elsevier NV	38,572
1,180,753		Reed Elsevier plc	25,215
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,368	*,m	Rovi Guides, Inc	$57
180,100	*	RS PCL	80
5,968		RTL Group	404
5,303		Saga Communications, Inc	204
231,280		Sanoma-WSOY Oyj	2,341
34,154		SBS Media Holdings Co Ltd	72
75,280		Schibsted ASA (B Shares)	2,124
42,833		Scholastic Corp	1,898
58,400	e	Septeni Holdings Co Ltd	128
278,310		SES Global S.A.	5,087
38,900	*	Shanghai Oriental Pearl Group Co Ltd	88
239,530	*	Shaw Communications, Inc (B Shares)	4,879
5,100		Shochiku Co Ltd	737
20,740		SHOWBOX Corp	80
108,590	e	Sinclair Broadcast Group, Inc (Class A)	3,491
507,864	e	Singapore Press Holdings Ltd	968
2,430,414	e	Sirius XM Holdings, Inc	16,454
1,178,599		Sky Network Television Ltd	2,073
280,300		Sky Perfect Jsat Corp	1,335
1,092,241		Sky plc	21,035
10,984	*	SM Entertainment Co	413
617,600	e	SMI Holdings Group Ltd	205
62,600		Smiles Fidelidade S.A.	840
145,551		Societe Television Francaise 1	1,531
341,853	*,e	Solocal Group	436
422,155		Southern Cross Media Group	409
13,870	*	Storytel AB	199
19,429		Stroer Out-of-Home Media AG.	1,173
1,100,000		T4F Entretenimento S.A.	2,242
360,182		TEGNA, Inc	3,908
5,813	*	Telenet Group Holding NV	271
193,343	e	Television Broadcasts Ltd	612
4,500		Toei Animation Co Ltd	157
105,488		Toei Co Ltd	10,797
113,105		Toho Co Ltd	3,788
124,900		Tohokushinsha Film Corp	880
20,900		Tokyo Broadcasting System, Inc	469
121,897		Tribune Co	4,665
109,752	*	tronc, Inc	1,897
86,000		TV Asahi Corp	1,887
837,100	e	TV Azteca S.A. de C.V.	102
2,661,116		Twenty-First Century Fox, Inc	132,231
936,302		Twenty-First Century Fox, Inc (Class B)	46,132
13,800	e	Vector, Inc	285
1,185,600		VGI Global Media PCL	276
186,493		VHQ Media Holdings Ltd	1,020
18,246	e	Viacom, Inc	647
2,060,197		Viacom, Inc (Class B)	62,136
47,077		Village Roadshow Ltd	80
1,813,600	*,e	Viva China Holdings Ltd	202
531,796		Vivendi Universal S.A.	13,009
3,815,585		Walt Disney Co	399,911
2,484,417		West Australian Newspapers Holdings Ltd	1,542
46,676	*,e	WideOpenWest, Inc	451
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,600		Workpoint Entertainment PCL	$141
456,618	e	World Wrestling Entertainment, Inc (Class A)	33,251
30,700		Wowow, Inc	974
518,310		WPP AUNZ Ltd	387
1,996,750		WPP plc	31,372
6,988	e	YG Entertainment, Inc	227
397,999	*	Zee Entertainment Enterprises Ltd	417
677,840	*	ZEE Telefilms Ltd	5,386
18,950		Zenrin Co Ltd	458
		TOTAL MEDIA	2,372,476

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,105,000	*,g	3SBio, Inc	2,497
4,125,890		AbbVie, Inc	382,264
477,770		Abcam plc	8,393
46,780	*,e	Abeona Therapeutics, Inc	748
382,826	*,e	Acadia Pharmaceuticals, Inc	5,846
40,550	*,e	Accelerate Diagnostics, Inc	904
71,195	*	Acceleron Pharma, Inc	3,454
52,406	*,e	Achaogen, Inc	454
535,607	*	Achillion Pharmaceuticals, Inc	1,516
190,241	*,e	Aclaris Therapeutics, Inc	3,799
136,196	*	Acorda Therapeutics, Inc	3,909
33,239	*,e	Adamas Pharmaceuticals, Inc	859
234,818		Adcock Ingram Holdings Ltd	1,030
29,011	*	ADMA Biologics, Inc	131
293,793	*,e	Aduro Biotech, Inc	2,057
84,048	*,e	Adverum Biotechnologies, Inc	445
25,004	*	Aeglea BioTherapeutics, Inc	265
62,893	*,e	Aerie Pharmaceuticals, Inc	4,248
121,375	*,e	Agenus, Inc	276
1,246,270		Agilent Technologies, Inc	77,069
84,930	*,e	Agios Pharmaceuticals, Inc	7,154
65,578	*,e	Aimmune Therapeutics, Inc	1,763
50,214		Ajanta Pharma Ltd	721
21,808	*,e	Akcea Therapeutics, Inc	517
440,121	*	Akebia Therapeutics, Inc	4,392
175,858	*	Akorn, Inc	2,917
19,962	*	Albireo Pharma, Inc	709
89,506	*,e	Alder Biopharmaceuticals, Inc	1,414
24,422	*	Aldeyra Therapeutics, Inc	194
73,911		Alembic Pharmaceuticals Ltd	543
1,222,669	*	Alexion Pharmaceuticals, Inc	151,794
3,980	e	ALK-Abello AS	663
87,316	*	Alkermes plc	3,594
17,193	*,e	Allena Pharmaceuticals, Inc	224
2,319,311		Allergan plc	386,676
490,119		Alliance Pharma plc	633
102,643	*	Alnylam Pharmaceuticals, Inc	10,109
213,106	*	AMAG Pharmaceuticals, Inc	4,156
1,422,341		Amgen, Inc	262,550
8,292	*	Amicogen, Inc	233
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

432,475	*,e	Amicus Therapeutics, Inc	$6,755
199,950	*	Amneal Pharmaceuticals, Inc	3,281
53,213	*	Amphastar Pharmaceuticals, Inc	812
121,754	*,e	Ampio Pharmaceuticals, Inc	268
28,278	*	AnaptysBio, Inc	2,009
40,265	*	ANI Pharmaceuticals, Inc	2,690
2,279	*	Anterogen Co Ltd	226
88,558	*,e	Apellis Pharmaceuticals, Inc	1,948
164,173	*,e	Aphria, Inc	1,482
285,632	*,e	Aratana Therapeutics, Inc	1,214
54,506	*	Arbutus Biopharma Corp	398
7,925	*,e	Arcus Biosciences, Inc	97
160,896	*	Ardelyx, Inc	595
193,558	*	Arena Pharmaceuticals, Inc	8,439
293,527	*	Arqule, Inc	1,623
896,896	*	Array Biopharma, Inc	15,050
131,974	*,e	Arrowhead Research Corp	1,795
7,121	*,e	Arsanis, Inc	26
100,817		Ascendis Health Ltd	81
189,100		ASKA Pharmaceutical Co Ltd	2,457
459,676		Aspen Pharmacare Holdings Ltd	8,631
77,468	*	Assembly Biosciences, Inc	3,038
2,617,360		Astellas Pharma, Inc	39,832
1,654,832		AstraZeneca plc	114,460
483,112	e	AstraZeneca plc (ADR)	16,962
61,824	*,e	Atara Biotherapeutics, Inc	2,272
13,079	*	ATGen Co Ltd	191
111,907	*,e	Athenex, Inc	2,088
232,756	*,e	Athersys, Inc	459
51,393	*	Audentes Therapeutics, Inc	1,964
28,873	*,e	Aurinia Pharmaceuticals, Inc	166
322,290		Aurobindo Pharma Ltd	2,858
295,319	*,e	Aurora Cannabis, Inc	2,089
156,898	*,e	AVEO Pharmaceuticals, Inc	355
120,055	*	Avid Bioservices, Inc	471
3,007		Bachem Holding AG.	396
8,013	*,e	Basilea Pharmaceutica	533
17,833	*,e	Bavarian Nordic AS	524
1,804,873		Bayer AG.	198,217
210,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	430
61,617	*,e	Bellicum Pharmaceuticals, Inc	455
16,925	*	Binex Co Ltd	163
302,215	*,e	BioCryst Pharmaceuticals, Inc	1,732
44,396		Biogaia AB (B Shares)	1,976
524,894	*	Biogen Idec, Inc	152,345
41,637	*,e	Biohaven Pharmaceutical Holding Co Ltd	1,645
568,493	*	BioMarin Pharmaceutical, Inc	53,552
63,664	*	Bio-Rad Laboratories, Inc (Class A)	18,370
32,069	*	Biospecifics Technologies Corp	1,439
206,301		Biotage AB	2,633
84,946		Bio-Techne Corp	12,568
10,752		Biotest AG. (Preference)	311
393,584	*,e	BioTime, Inc	811
139,092	*	Biovitrum AB	3,029
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,952	*,e	Bluebird Bio, Inc	$29,342
77,709	*	Blueprint Medicines Corp	4,933
10,937		Boiron S.A.	928
347,141		Boryung Pharmaceutical Co Ltd	2,870
3,493,012	n	Bristol-Myers Squibb Co	193,303
605,293		Bruker BioSciences Corp	17,578
180,966	*	BTG plc	1,228
16,507		Bukwang Pharmaceutical Co Ltd	349
178,855	*	Cadila Healthcare Ltd	987
91,070	*	Calithera Biosciences, Inc	455
11,461	*,e	Calyxt, Inc	214
49,229	*	Cambrex Corp	2,575
9,311	*,e	Camurus AB	99
148,976	*,e	Canopy Growth Corp	4,354
11,394		Caplin Point Laboratories Ltd	71
39,562	*,e	Cara Therapeutics Inc	758
96,806	*,e	CareDx, Inc	1,185
2,389		Caregen Co Ltd	172
77,035	*,e	CASI Pharmaceuticals, Inc	634
307,492	*	Catalent, Inc	12,881
18,226	*	Catalyst Biosciences, Inc	213
362,898	*	Catalyst Pharmaceuticals, Inc	1,132
8,983	*	Celcuity, Inc	223
1,733,185	*	Celgene Corp	137,650
1,753		Cell Biotech Co Ltd	57
18,410	*,e	Cellectis S.A.	527
15,102	*	Celltrion Pharm Inc	1,225
74,511	*,e	Celltrion, Inc	20,244
17,912	*,e	Cellular Biomedicine Group, Inc	350
137,852	*	Center Laboratories, Inc	321
84,007	*	Charles River Laboratories International, Inc	9,431
347,439	*	ChemoCentryx, Inc	4,576
66,813	*	Chimerix, Inc	318
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
2,652,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	1,864
1,169,900		China Medical System Holdings Ltd	2,330
3,345,000	*,e	China Regenerative Medicine International Ltd	55
1,535,000	g	China Resources Pharmaceutical Group Ltd	2,122
897,000		China Shineway Pharmaceutical Group Ltd	1,750
27,000		Chong Kun Dang Pharm Corp	1,571
3,685		Chong Kun Dang Pharmaceutical Corp	332
6,736		Choongwae Pharma Corp	210
59,026	*,e	ChromaDex Corp	219
452,318		Chugai Pharmaceutical Co Ltd	23,684
610,231	*	Cipla Ltd	5,482
1,660,000		CK Life Sciences International Holdings, Inc	114
79,290	*,e	Clearside Biomedical, Inc	848
64,446		Clinigen Group plc	779
152,059	*	Clovis Oncology, Inc	6,914
47,022	*	CMG Pharmaceutical Co Ltd	195
72,300		CMIC Co Ltd	1,497
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,867	*,e	Codexis, Inc	$1,107
34,448	*	Cohbar, Inc	226
1,034,701	*,e	Coherus Biosciences, Inc	14,486
44,424	*,e	Collegium Pharmaceutical, Inc	1,060
165,860	*	Concert Pharmaceuticals Inc	2,791
2,092,000		Consun Pharmaceutical Group Ltd	1,951
72,992	*,e	Corbus Pharmaceuticals Holdings, Inc	369
290,872	*,e	Corcept Therapeutics, Inc	4,573
41,242	*,e	Corium International, Inc	330
21,207	*,e	Corvus Pharmaceuticals, Inc	233
4,048	e	COSMO Pharmaceuticals NV	456
16,052	*,h	CrystalGenomics, Inc	331
658,290		CSL Ltd	93,703
9,938,961		CSPC Pharmaceutical Group Ltd	29,845
78,861	*,e	CTI BioPharma Corp	393
26,824	*,e	Cue Biopharma, Inc	318
171,943	*	Cymabay Therapeutics, Inc	2,307
71,093	*	Cytokinetics, Inc	590
219,617	*	CytomX Therapeutics, Inc	5,020
8,067		Dae Hwa Pharmaceutical Co Ltd	157
93,602		Daewon Pharmaceutical Co Ltd	1,678
210,257		Daewoong Co Ltd	3,358
2,868		Daewoong Pharmaceutical Co Ltd	504
1,379,852		Daiichi Sankyo Co Ltd	52,715
851,000		Dawnrays Pharmaceutical Holdings Ltd	527
12,041	*,e	DBV Technologies S.A.	464
245,142		Dechra Pharmaceuticals plc	8,972
10,686	*	Deciphera Pharmaceuticals, Inc	420
24,645	*,e	Denali Therapeutics, Inc	376
85,429	*	Depomed, Inc	570
57,605	*	Dermira, Inc	530
68,558	*	Dicerna Pharmaceuticals Inc	840
156,002	*	Dishman Carbogen Amcis India Ltd	597
2,090		Dong-A Pharmaceutical Co Ltd	192
2,924		Dong-A ST Co Ltd	230
25,065		DongKook Pharmaceutical Co Ltd	1,444
10,634	*	Dongsung Pharmaceutical Co Ltd	145
18,184	*,e	Dova Pharmaceuticals, Inc	544
107,711		Dr Reddy’s Laboratories Ltd	3,505
307,685	*	Durect Corp	480
259,968	*	Dynavax Technologies Corp	3,965
15,668	*,e	Eagle Pharmaceuticals, Inc	1,185
141,206	*,e	Editas Medicine, Inc	5,059
199,375		Eisai Co Ltd	14,034
1,547,735		Eli Lilly & Co	132,068
33,201	*,e	Eloxx Pharmaceuticals, Inc	567
185,321	*	Emergent Biosolutions, Inc	9,357
25,474	*	Enanta Pharmaceuticals, Inc	2,952
1,011,313	*	Endo International plc	9,537
98,545	*	Endocyte, Inc	1,360
445,617	*	Enzo Biochem, Inc	2,313
4,953	*	Enzychem Lifesciences Corp	377
136,390	*,e	Epizyme, Inc	1,848
16,500		EPS Co Ltd	353
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,501	*,g	Eris Lifesciences Ltd	$455
34,636	*,e	Esperion Thereapeutics, Inc	1,357
13,668	e	Eurofins Scientific	7,580
8,223	*,e	Evelo Biosciences, Inc	97
8,108	*,e	Evolus, Inc	227
73,483	*,e	Evotec AG.	1,254
333,700	*,e	Exact Sciences Corp	19,952
613,759	*	Exelixis, Inc	13,208
484,683		Faes Farma S.A. (Sigma)	2,049
72,569	*,e	Fate Therapeutics, Inc	823
68,442		FDC Ltd	225
17,379	*	Fennec Pharmaceuticals, Inc	181
206,990	*	FibroGen, Inc	12,958
49,322	*	Five Prime Therapeutics, Inc	780
51,064	*,e	Flexion Therapeutics Inc	1,320
57,331	*,e	Fluidigm Corp	342
49,558	*,e	Fortress Biotech, Inc	148
23,183	*,e	Foundation Medicine, Inc	3,169
43,200		Fuji Pharma Co Ltd	741
30,938	*,e	G1 Therapeutics, Inc	1,345
21,942	*	Galapagos NV	2,021
2,027	*	Galapagos NV	187
46,046	g	Galenica AG.	2,441
8,119	*	Genexine Co Ltd	676
15,584	*,e	Genfit	427
14,107	*	Genmab AS	2,171
161,895	*	Genomic Health, Inc	8,160
506,600	*,e	Genomma Lab Internacional S.A. de C.V.	423
1,178,000	*,e	Genscript Biotech Corp	3,221
55,216		Genus plc	1,915
241,578	*,e	Geron Corp	829
83,791		Gerresheimer AG.	6,779
4,728,513		Gilead Sciences, Inc	334,968
5,993,131		GlaxoSmithKline plc	120,827
113,449		Glenmark Pharmaceuticals Ltd	965
75,979	*	Global Blood Therapeutics, Inc	3,434
51,899	*,e	GlycoMimetics Inc	837
7,600	*,e	GNI Group Ltd	334
237,797		Granules India Ltd	280
3,433		Green Cross Cell Corp	115
3,687		Green Cross Corp	683
17,780		Green Cross Holdings Corp	531
2,931		Green Cross LabCell Corp	125
46,638		Grifols S.A.	1,398
7,062	*,e	GTx, Inc	108
8	*,m	GW Pharmaceuticals plc	0	^
106,271		H Lundbeck AS	7,448
434,919	*	Halozyme Therapeutics, Inc	7,337
14,938	*	Han All Pharmarceutical Co	334
4,718		Handok Pharmaceuticals Co Ltd	116
5,946		Hanmi Pharm Co Ltd	2,244
10,371	e	Hanmi Science Co Ltd	601
16,761	*,e	Hansa Medical AB	376
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,463	*	Harvard Bioscience, Inc	$366
12,400	*,e	HEALIOS KK	180
97,017	*	Heron Therapeutics, Inc	3,769
84,630		Hikma Pharmaceuticals plc	1,669
66,670		Hisamitsu Pharmaceutical Co, Inc	5,618
16,021	*,e	Homology Medicines, Inc	327
349,698	*	Horizon Pharma plc	5,791
2,548,684	*,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,480	*	Hugel, Inc	640
2,877		Humedix Co Ltd	78
2,842		Huons Co Ltd	233
308,267		Hypermarcas S.A.	2,196
217,155	*,e	Idera Pharmaceuticals, Inc	287
42,414	*	Idorsia Ltd	1,119
52,658		Il Dong Pharmaceutical Co Ltd	1,008
614,633	*	Illumina, Inc	171,661
8,282		Ilyang Pharmaceutical Co Ltd	240
171,186	*,e	Immune Design Corp	779
1,130,167	*	Immunogen, Inc	10,997
200,413	*,e	Immunomedics, Inc	4,744
202,200	*	Incyte Corp	13,547
1,161,422	*	Indivior plc	5,848
24,284	*,e	Innate Pharma S.A.	132
50,374	*,e	Innovate Biopharmaceuticals, Inc	1,187
337,924	*	Innoviva, Inc	4,663
120,711	*,e	Inovio Pharmaceuticals, Inc	473
181,030	*	Insmed, Inc	4,281
37,101	*,e	Insys Therapeutics, Inc	269
50,376	*,e	Intellia Therapeutics, Inc	1,378
76,820	*,e	Intercept Pharmaceuticals, Inc	6,446
182,964	*	Intersect ENT, Inc	6,852
107,152	*	Intra-Cellular Therapies, Inc	1,893
111,755	*,e	Intrexon Corp	1,558
6,841	*	iNtRON Biotechnology, Inc	238
137,150	*,e	Invitae Corp	1,008
207,562	*,e	Ionis Pharmaceuticals, Inc	8,649
557,032	*	Iovance Biotherapeutics, Inc	7,130
27,099		Ipca Laboratories Ltd	277
82,623		Ipsen	12,923
246,226	*	IQVIA Holdings, Inc	24,578
210,629	*,e	Ironwood Pharmaceuticals, Inc	4,027
8,500	*	Japan Tissue Engineering Co Lt	93
641,415	*	Jazz Pharmaceuticals plc	110,516
10,100		JCR Pharmaceuticals Co Ltd	613
4,114		Jeil Pharmaceutical Co Ltd	135
22,500		Jiangsu Hengrui Medicine Co Ltd	257
6,889,091		Johnson & Johnson	835,922
23,360	*,e	Jounce Therapeutics, Inc	179
188,646		Jubilant Organosys Ltd	1,928
346,593		JW Holdings Corp	2,458
107,231	*,e	Kadmon Holdings, Inc	428
54,600		Kaken Pharmaceutical Co Ltd	2,801
21,157	*	Kala Pharmaceuticals, Inc	290
26,300	*	Kangmei Pharmaceutical Co Ltd	91
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

547,367	*	Karyopharm Therapeutics, Inc	$9,300
143,035	*,e	Keryx Biopharmaceuticals, Inc	538
37,499	*	Kindred Biosciences Inc	399
71,700		Kissei Pharmaceutical Co Ltd	1,942
68,686	*	Knight Therapeutics, Inc	421
4,245	e	Kolon Life Science, Inc	273
22,156	*	Komipharm International Co Ltd	543
105,827		Korea United Pharm Inc	2,451
37,305	*,e	Kura Oncology, Inc	679
167,504		Kwang Dong Pharmaceutical Co Ltd	1,153
58,359		Kyongbo Pharmaceutical Co Ltd	649
78,336		Kyorin Co Ltd	1,626
332,072		Kyowa Hakko Kogyo Co Ltd	6,684
32,476	*,e	La Jolla Pharmaceutical Co	947
34,069		Laboratorios Almirall S.A.	455
42,255	*,e	Lannett Co, Inc	575
22,779	g	Laurus Labs Ltd	154
168,000		Lee’s Pharmaceutical Holdings Ltd	218
5,029	*	LegoChem Biosciences, Inc	177
104,902	*,e	Lexicon Pharmaceuticals, Inc	1,259
65,300	*,e	Ligand Pharmaceuticals, Inc (Class B)	13,528
7,000		Linical Co Ltd	157
806,864		Lonza Group AG.	213,211
60,000	*	Lotus Pharmaceutical Co Ltd	151
54,354	*	Loxo Oncology, Inc	9,429
231,715		Luminex Corp	6,843
195,915	*	Lupin Ltd	2,585
1,365,500	e	Luye Pharma Group Ltd	1,395
147,344	*	MacroGenics, Inc	3,043
8,835	*	Madrigal Pharmaceuticals, Inc	2,471
368,713	*,e	Mallinckrodt plc	6,880
216,227	*,e	MannKind Corp	411
202,972	*	Marinus Pharmaceuticals, Inc	1,435
764,766	*,e	Mayne Pharma Group Ltd	492
113,824	*,e	Medicines Co	4,177
59,163	*,e	MediciNova, Inc	471
46,258	*	Medpace Holdings, Inc	1,989
30,685	*	MedReleaf Corp	630
4,929		Medy-Tox, Inc	3,389
213,100		Mega Lifesciences PCL	256
67,136	*,e	Melinta Therapeutics, Inc	426
9,937	*,e	Menlo Therapeutics, Inc	81
132,662		Merck KGaA	12,914
379,439	*,e	Merrimack Pharmaceuticals, Inc	1,863
18,866	*,e	Mersana Therapeutics, Inc	337
209,562	*,e	Mesoblast Ltd	228
44,319	*	Mettler-Toledo International, Inc	25,644
3,665	*	Mezzion Pharma Co Ltd	178
154,136	*,e	MiMedx Group, Inc	985
150,552	*,e	Minerva Neurosciences, Inc	1,242
82,100	*,e	Miragen Therapeutics, Inc	526
44,159	*,e	Mirati Therapeutics, Inc	2,177
7,879	*,e	Mithra Pharmaceuticals S.A.	289
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,100		Mochida Pharmaceutical Co Ltd	$1,609
5,649	*,e	Molecular Partners AG.	131
13,853	*	Molecular Templates, Inc	72
223,381	*	Momenta Pharmaceuticals, Inc	4,568
17,231	*	Morphosys AG.	2,103
25,553	*	Mustang Bio, Inc	176
2,717,835	*	Mylan NV	98,223
54,449	*	MyoKardia, Inc	2,703
99,893	*	Myriad Genetics, Inc	3,733
92,476	*	NanoString Technologies, Inc	1,265
44,715	*,e	NantKwest, Inc	137
96,096		Natco Pharma Ltd	1,131
188,997	*	Natera, Inc	3,557
9,729	*	Naturalendo Tech Co Ltd	198
215,973	*	Nektar Therapeutics	10,546
211,421	*,e	NeoGenomics, Inc	2,772
43,200	*,e	Neos Therapeutics, Inc	270
253,952	*	Neurocrine Biosciences, Inc	24,948
41,770	*,e	NewLink Genetics Corp	199
389,050	e	Nichi-iko Pharmaceutical Co Ltd	5,734
26,800		Nippon Shinyaku Co Ltd	1,663
25,649	*,e	Nordic Nanovector ASA	190
3,044,397		Novartis AG.	230,616
709,808	*,e	Novavax, Inc	951
3,103,397		Novo Nordisk AS	143,348
44,262	*,e	Nymox Pharmaceutical Corp	149
71,000	*	OBI Pharma, Inc	363
48,828	*,e	Ocular Therapeutix, Inc	330
10,511	*,e	Odonate Therapeutics, Inc	232
210,472	*,e	Omeros Corp	3,818
15,137	*,e,g	Oncopeptides AB	271
356,238		Ono Pharmaceutical Co Ltd	8,340
569,911	*,e	Opko Health, Inc	2,679
35,935	*,e	Optinose, Inc	1,005
148,678	*,e	Organovo Holdings, Inc	208
141,978		Orion Oyj (Class B)	3,818
17,712	*	Oscotec, Inc	320
66,755		Otsuka Holdings KK	3,229
21,151	*,e	Ovid therapeutics, Inc	165
13,858	*	Oxford Biomedica plc	180
264,322	*,e	Pacific Biosciences of California, Inc	938
131,922	*	Pacira Pharmaceuticals, Inc	4,228
2,559,486	*,e	Paion AG.	6,262
300,868	*	Palatin Technologies, Inc	292
47,182	*,e	Paratek Pharmaceuticals, Inc	481
231,966	*	PDL BioPharma, Inc	543
166,800		Pengqi Technology Development Co Ltd	83
54,100	*,e	PeptiDream, Inc	2,248
3,662	*	Peptron, Inc	169
285,012	*	PerkinElmer, Inc	20,871
112,633		Perrigo Co plc	8,212
32,762	*	Pfenex, Inc	177
14,744		Pfizer Ltd	555
17,390,417		Pfizer, Inc	630,924
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,452	*,e	Pharma Mar S.A.	$198
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	83
149,472		PharmaEngine Inc	702
66,000	*	PharmaEssentia Corp	432
29,902		Pharmally International Holding Co Ltd	369
37,885	*	Pharmicell Co Ltd	539
4,339,076	*	Pharming Group NV	7,043
191,326		Phibro Animal Health Corp	8,811
257,253	*,e	Pieris Pharmaceuticals, Inc	1,304
107,994	*	Piramal Healthcare Ltd	3,998
13,391	*,e	PolarityTE, Inc	315
140,109	*,e	Portola Pharmaceuticals, Inc	5,292
95,487	*	PRA Health Sciences, Inc	8,915
81,004	*	Prestige Brands Holdings, Inc	3,109
3,575		Probi AB	145
233,686	*,e	Progenics Pharmaceuticals, Inc	1,879
368,113	*,e	Prometic Life Sciences, Inc	146
17,083	*	Prostemics Co Ltd	106
38,603	*	Proteostasis Therapeutics, Inc	108
58,801	*,e	Prothena Corp plc	857
16,671,831		PT Kalbe Farma Tbk	1,418
216,299	*	PTC Therapeutics, Inc	7,296
44,252	*	Puma Biotechnology, Inc	2,617
505,790		QIAGEN NV	18,289
296,996	*	QIAGEN NV (Turquoise)	10,766
7,599	*,e	Quanterix Corp	109
63,836	*	Ra Pharmaceuticals, Inc	635
61,607	*,e	Radius Health, Inc	1,816
24,068	*,e	Reata Pharmaceuticals, Inc	842
25,147		Recipharm AB	375
74,526		Recordati S.p.A.	2,953
22,185	*	Recro Pharma, Inc	111
107,794	*	Regeneron Pharmaceuticals, Inc	37,188
184,672	*	REGENXBIO, Inc	13,250
59,063	*	Repligen Corp	2,778
10,311	*,e	resTORbio, Inc	94
678,226	*	Retrophin, Inc	18,488
96,126	*,e	Revance Therapeutics, Inc	2,639
4,235		Reyon Pharmaceutical Co Ltd	76
18,663	*	Rhythm Pharmaceuticals, Inc	583
155,891		Richter Gedeon Rt	2,839
248,413	*	Rigel Pharmaceuticals, Inc	703
596,861		Roche Holding AG.	132,418
32,219	*,e	Rocket Pharmaceuticals, Inc	632
171,917		Rohto Pharmaceutical Co Ltd	5,508
138,765	*,e	Sage Therapeutics, Inc	21,721
10,319		Sam Chun Dang Pharm Co Ltd	321
61,918		Samjin Pharmaceutical Co Ltd	2,505
20,919	*,e,g	Samsung Biologics Co Ltd	7,830
13,900	*,e	SanBio Co Ltd	361
379,970	*,e	Sangamo Biosciences, Inc	5,396
7,376		Sanofi India Ltd	558
1,002,838		Sanofi-Aventis	80,487
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

224,491		Santen Pharmaceutical Co Ltd	$3,905
136,667	*,e	Sarepta Therapeutics, Inc	18,065
49,471	*,e	Savara, Inc	560
21,900		Sawai Pharmaceutical Co Ltd	996
7,675,271		Schering-Plough Corp	465,889
50,057	*	Schnell Biopharmaceuticals, Inc	170
154,960		Scinopharm Taiwan Ltd	165
2,319	*,e	scPharmaceuticals, Inc	13
48,083		Searle Co Ltd	134
515,683	*	Seattle Genetics, Inc	34,236
51,552	*	Seegene, Inc	1,290
1,066,800		Seikagaku Corp	14,306
24,449	*,e	Selecta Biosciences, Inc	324
37,766	*,e	Seres Therapeutics, Inc	325
580,000		Shandong Xinhua Pharmaceutical Co Ltd	515
460,251		Shanghai Fosun Pharmaceutical Group Co Ltd	2,516
1,400	*	Shanghai Fosun Pharmaceutical Group Co Ltd	9
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	74
309,000		Shanghai Haixin Group Co	147
27,000	g	Shanghai Haohai Biological Technology Co Ltd	168
14,815		Shilpa Medicare Ltd	86
340,318		Shionogi & Co Ltd	17,463
1,329,863		Shire Ltd	74,923
742		Shire plc (ADR)	125
9,074		Siegfried Holding AG.	3,627
23,577	*,e	Sienna Biopharmaceuticals, Inc	358
90,588	*	SIGA Technologies, Inc	538
3,315,000		Sihuan Pharmaceutical Holdings	736
47,526	*,e	SillaJen, Inc	3,120
22,438,307		Sino Biopharmaceutical	34,268
89,076		Sirtex Medical Ltd	2,070
6,654	*	Solara Active Pharma Sciences Ltd	22
13,852	*,e	Solid Biosciences, Inc	494
131,813	*,e	Sorrento Therapeutics, Inc	949
40,000	*,e	Sosei Group	643
47,791	*,e	Spark Therapeutics, Inc	3,955
202,850	*	Spectrum Pharmaceuticals, Inc	4,252
9,208	*,e	Spero Therapeutics, Inc	135
17,028	*,e	Spring Bank Pharmaceuticals, Inc	202
1,686,000		SSY Group Ltd	1,867
4,266		ST Pharm Co Ltd	140
57,671		Stada Arzneimittel AG.	5,417
2,269	*	Stallergenes Greer plc	81
40,231	*	Stemline Therapeutics, Inc	646
12,193		Strides Arcolab Ltd	70
281,975		Sumitomo Dainippon Pharma Co Ltd	5,960
37,586	*	Sun Pharma Advanced Research Company Ltd	204
820,252		Sun Pharmaceutical Industries Ltd	6,762
161,833	*	Supernus Pharmaceuticals, Inc	9,686
11,146	*	Surface Oncology, Inc	182
27,298		Suven Life Sciences Ltd	83
22,826	*	Syndax Pharmaceuticals, Inc	160
158,100	*	Syneos Health, Inc	7,415
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

368,832	*,e	Synergy Pharmaceuticals, Inc	$642
30,692	g	Syngene International Ltd	273
23,625	*	Synlogic, Inc	232
54,395	*	Syros Pharmaceuticals, Inc	555
77,860	*	T2 Biosystems, Inc	603
183,799	*	Taigen Biopharmaceuticals Holdings Ltd	129
167,000	*	TaiMed Biologics, Inc	1,705
13,368		Taisho Pharmaceutical Holdings Co Ltd	1,564
37,500		Takara Bio, Inc	782
428,205		Takeda Pharmaceutical Co Ltd	18,014
541,575		Tanabe Seiyaku Co Ltd	9,350
43,000	*	Tanvex BioPharma, Inc	144
21,546		Tecan Group AG.	5,229
1,386	*	Tego Science, Inc	106
66,473	*,e	Teligent, Inc	230
610,861	*,e	TESARO, Inc	27,165
121,109	*	Tetraphase Pharmaceuticals, Inc	432
4,761,962		Teva Pharmaceutical Industries Ltd (ADR)	115,811
89,700	*,e	TG Therapeutics, Inc	1,180
16,065	*	Theragen Etex Co Ltd	157
255,762	*,e	TherapeuticsMD, Inc	1,596
44,826	*,e	Theratechnologies, Inc	432
65,103	*,e	Theravance Biopharma, Inc	1,477
729,498		Thermo Fisher Scientific, Inc	151,108
25,360	*,e	Tocagen, Inc	237
591,000		Tong Ren Tang Technologies Co Ltd	937
30,100	e	Torii Pharmaceutical Co Ltd	731
64,000		Towa Pharmaceutical Co Ltd	3,424
38,800		Tsumura & Co	1,253
150,917		TTY Biopharm Co Ltd	482
34,000	*	TWi Pharmaceuticals, Inc	85
84,231	*,e	Tyme Technologies, Inc	266
105,450		UCB S.A.	8,266
112,364	*	Ultragenyx Pharmaceutical, Inc	8,637
38,972		Unichem Laboratories Ltd	134
7,473,500	e	United Laboratories Ltd	7,771
62,680	*	United Therapeutics Corp	7,092
7,741	*,e	UNITY Biotechnology, Inc	117
5,436	*	Unum Therapeutics, Inc	78
11,425	*	UroGen Pharma Ltd	569
399,542	*	Valeant Pharmaceuticals International, Inc	9,300
653,941	*	Vanda Pharmaceuticals, Inc	12,458
340,515	*	Vectura Group plc	350
106,372	*	Veracyte, Inc	994
81,598	*	Verastem, Inc	561
56,945	*	Vericel Corp	552
718,767	*	Vertex Pharmaceuticals, Inc	122,162
242,251		Vifor Pharma AG.	38,642
67,220	*	Viking Therapeutics, Inc	638
2,342	*	Virbac S.A.	319
17,265	*,e	ViroMed Co Ltd	3,644
46,624	*,e	Vital Therapies, Inc	319
38,644		Vitrolife AB	564
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,512	*,e	Voyager Therapeutics, Inc	$1,417
170,973	*	Waters Corp	33,099
26,669	*,e	WaVe Life Sciences Pte Ltd	1,020
142,642		Whanin Pharmaceutical Co Ltd	2,673
2,268,000		Winteam Pharmaceutical Group Ltd	1,957
15,180		Wockhardt Ltd	142
715,000	*,g	Wuxi Biologics Cayman, Inc	7,932
126,274	*	Xencor Inc	4,673
8,757	*	XOMA Corp	183
174,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	882
8,173		Yuhan Corp	1,595
55,496	*,e	Yungjin Pharmaceutical Co Ltd	370
6,100	*	Yunnan Baiyao Group Co Ltd	98
35,013	*,e	Zafgen, Inc	358
58,800	*,e	Zai Lab Ltd (ADR)	1,367
16,698	*,e	Zealand Pharma AS	219
74,200		Zeria Pharmaceutical Co Ltd	1,603
6,900		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	116
194,464	*,e	ZIOPHARM Oncology, Inc	587
2,542,281		Zoetis, Inc	216,577
71,792	*	Zogenix, Inc	3,173
60,529	*,e	Zomedica Pharmaceuticals Corp	136
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,419,400

REAL ESTATE - 3.6%
18,050,000		8990 Holdings, Inc	2,489
432,523		Abacus Property Group	1,207
126,084		Acadia Realty Trust	3,451
523		Activia Properties Inc	2,397
41,566	*	ADLER Real Estate AG.	699
100,215	g	ADO Properties S.A.	5,447
1,439	*	Advance Residence Investment Corp	3,687
191,885	*,e,g	Aedas Homes SAU	6,812
10,492		Aedifica S.A.	957
9,594		Aeon Mall Co Ltd	172
8,547	*	AEON REIT Investment Corp	9,863
1	*	Africa Israel Investments Ltd	0	^
7,635	*	Africa Israel Properties Ltd	174
1,556,000		Agile Property Holdings Ltd	2,647
189,576		Agree Realty Corp	10,004
485,841	e	AIMS AMP Capital Industrial REIT	491
89,821	*	Airport City Ltd	997
3,828,715		Aldar Properties PJSC	2,108
137,571		Alexander & Baldwin, Inc	3,233
3,218		Alexander’s, Inc	1,231
223,263		Alexandria Real Estate Equities, Inc	28,169
7,620		Aliansce Shopping Centers S.A.	29
10,231,246	e	Allco Commercial Real Estate Investment Trust	10,365
26,491		Allied Properties Real Estate Investment Trust	843
9,813		Allreal Holding AG.	1,599
70,222		Alony Hetz Properties & Investments Ltd	646
328,465		Alstria Office REIT-AG.	4,935
17,455	*,e	Altisource Portfolio Solutions S.A.	509
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,479	e	Altus Group Ltd	$1,817
332,600		Amata Corp PCL (Foreign)	187
449,282		American Assets Trust, Inc	17,203
281,109		American Campus Communities, Inc	12,054
851,015		American Homes 4 Rent	18,875
3,027	*	American Realty Investors, Inc	48
750,900	e	American Tower Corp	108,257
102,297		Americold Realty Trust	2,253
262,306		Amot Investments Ltd	1,314
1,083,900		Ananda Development PCL (Foreign)	156
293,434	e	Apartment Investment & Management Co (Class A)	12,412
473,138		Apple Hospitality REIT, Inc	8,460
497,644		Argosy Property Ltd	361
139,883		Armada Hoffler Properties, Inc	2,084
634,828		Aroundtown S.A.	5,218
610,490		Arrowhead Properties Ltd (Class A)	259
334,622		Artis Real Estate Investment Trust	3,337
384,600		Ascendas Hospitality Trust	220
731,808		Ascendas REIT	1,417
820,091	e	Ascott Residence Trust	644
128,432		Ashford Hospitality Trust, Inc	1,040
654,260		Asian Property Development PCL (Foreign)	161
1,816,984		Assura Group Ltd	1,380
398,802	*	Attacq Ltd	494
17,784	*	AV Homes, Inc	381
280,459		AvalonBay Communities, Inc	48,208
533,962		Aventus Retail Property Fund Ltd	884
330,605	e	Aveo Group	594
1,366,000	*,e	AVIC International Holding HK Ltd	45
510,623		Axis Real Estate Investment Trust	185
7,166,315		Ayala Land, Inc	5,088
4,761,352	*,m	AZ BGP Holdings	115
29,624		Azrieli Group	1,472
5,114,200		Bangkok Land PCL	287
89,932	*	Barwa Real Estate Co	845
1,682		Bayside Land Corp	726
21,073		Befimmo SCA Sicafi	1,299
4,842,000		Beijing Capital Land Ltd	2,079
831,460	e	Beni Stabili S.p.A.	728
10,071		Big Shopping Centers Ltd	681
456,535		Big Yellow Group plc	5,723
1,392		BLife Investment Corp	3,306
3,450		Blue Square Real Estate Ltd	119
95,344	e	Bluerock Residential Growth REIT, Inc	850
27,311		Boardwalk REIT	949
534,472		Boston Properties, Inc	67,033
1,278,862		BR Malls Participacoes S.A.	3,201
87,108		BR Properties S.A.	205
1,457	*	Brack Capital Properties NV	159
178,963		BraeMar Hotels & Resorts, Inc	2,044
230,191		Brandywine Realty Trust	3,886
473,524		British Land Co plc	4,189
410,921		Brixmor Property Group, Inc	7,162
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,666		Brt Realty Trust	$161
661,639	e	Bunnings Warehouse Property Trust	1,591
50,816		BUWOG AG.	1,709
29,522,014		C C Land Holdings Ltd	6,577
133,000		C&D International Investment Group Ltd	129
180,561		CA Immobilien Anlagen AG.	6,018
678,420	e	Cache Logistics Trust	383
815,963		Cambridge Industrial Trust	305
445,644		Camden Property Trust	40,612
190,139		Canadian Apartment Properties REIT	6,166
851,037		CapitaCommercial Trust	1,036
457,930		Capital & Counties Properties	1,732
232,056		Capital & Regional plc	156
2,672,218		CapitaLand Ltd	6,185
1,278,625		CapitaMall Trust	1,944
40,500		CapitaMalls Malaysia Trust	12
372,232		CapitaRetail China Trust	415
635,843		CareTrust REIT, Inc	10,612
4,762,500	*,e	Carnival Group International Holdings Ltd	197
331,944		Castellum AB	5,369
325,702		CatchMark Timber Trust Inc	4,146
470,300		Cathay Real Estate Development Co Ltd	247
253,571	e	CBL & Associates Properties, Inc	1,412
898,336	*	CBRE Group, Inc	42,887
1,973,320		CDL Hospitality Trusts	2,273
15,000,000		Cebu Holdings, Inc	1,658
437,446		Cedar Realty Trust, Inc	2,065
64,282		Cedar Woods Properties Ltd	274
485,000		Central China Real Estate Ltd	226
938,358		Central Pattana PCL (Foreign)	1,975
321,365	e	Centuria Industrial REIT	612
4,824,636		Champion Real Estate Investment Trust	3,200
1,203,280		Charter Hall Group	5,807
181,046	e	Charter Hall Long Wale REIT	589
66,671		Chatham Lodging Trust	1,415
89,156		Chesapeake Lodging Trust	2,821
4,217,722		Cheuk Nang Holdings Ltd	2,419
3,356,000	e	China Aoyuan Property Group Ltd	2,443
1,920,000		China Electronics Optics Valley Union Holding Co Ltd	149
4,008,663	*,e	China Evergrande Group	10,178
32,900		China Fortune Land Development Co Ltd	127
389,000	*,e,g	China Logistics Property Holdings Co Ltd	126
7,392,000		China Merchants Land Ltd	1,268
35,400		China Merchants Shekou Industrial Zone Holdings Co Ltd	102
9,385,021	*	China New Town Development Co Ltd	311
960,000	e	China Overseas Grand Oceans Group Ltd	352
12,510,858		China Overseas Land & Investment Ltd	41,063
820,000	e	China Overseas Property Holdings Ltd	270
6,015,801		China Resources Land Ltd	20,207
15,770,400		China SCE Property Holdings Ltd	7,452
2,502,115		China Vanke Co Ltd	8,726
63,800		China Vanke Co Ltd (Class A)	237
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

279,000	g	China Vast Industrial Urban Development Co Ltd	$124
623,500	e	Chinese Estates Holdings Ltd	809
100,099		Choice Properties REIT	922
142,088		Chong Hong Construction Co	438
3,492,000		CIFI Holdings Group Co Ltd	2,212
124,744		City Developments Ltd	999
175,430		City Office REIT, Inc	2,251
272,714	e	Citycon Oyj	589
424,676		Civitas Social Housing plc	600
2,551,071		CK Asset Holdings Ltd	20,195
23,466	e	Clipper Realty, Inc	200
42,764		Cofinimmo	5,274
99,771		Colliers International Group, Inc	7,591
947,547	e	Colony Capital, Inc	5,913
206,000		Colour Life Services Group	206
430,557		Columbia Property Trust, Inc	9,778
329	*,e	Comforia Residential REIT, Inc	776
54,481		Cominar Real Estate Investment Trust	531
25,667		Community Healthcare Trust, Inc	767
662,400		Concentradora Fibra Danhos S.A. de C.V.	984
522,700	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	303
6,237		Consolidated-Tomoka Land Co	384
15,048	*	Consus Real Estate AG.	130
401,098		CoreCivic, Inc	9,582
18,506	e	CorEnergy Infrastructure Trust, Inc	696
60,570	*	CorePoint Lodging, Inc	1,569
63,848		Coresite Realty	7,076
6,880		Corestate Capital Holding S.A.	368
2,118,236	e	Corp Inmobiliaria Vesta SAB de C.V.	2,765
84,148		Corporate Office Properties Trust	2,439
6,276,391		Country Garden Holdings Co Ltd	11,002
97,849	*	Countrywide plc	49
1,477,808		Cousins Properties, Inc	14,320
1,414	*	Crescendo Investment Corp	1,411
26,365		Crombie Real Estate Investment Trust	255
548,300	*	Cromwell European Real Estate Investment Trust	381
964,629		Cromwell Group	799
869,831		Crown Castle International Corp	93,785
2,948,943		CSI Properties Ltd	174
18,828		CT Real Estate Investment Trust	185
445,164		CubeSmart	14,343
503,269		CyrusOne, Inc	29,371
42,093	*,e	D Carnegie & Co AB	682
382	*	DA Office Investment Corp	2,193
170,400		Daibiru Corp	1,735
20,500		Daikyo, Inc	448
2,595,900		Daiman Development BHD	1,253
16,140		Daito Trust Construction Co Ltd	2,626
407,154		Daiwa House Industry Co Ltd	13,852
1,868,035	*	DAMAC Properties Dubai Co PJSC	1,044
216,487		DCT Industrial Trust, Inc	14,446
961,017		DDR Corp	17,202
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,134,068		Delta Property Fund Ltd	$438
179,264		Derwent London plc	7,334
294,005		Deutsche Annington Immobilien SE	13,974
45,024		Deutsche Euroshop AG.	1,589
351,060	*	Deutsche Wohnen AG.	16,954
523,215		Dexus Property Group	3,761
1,060,662	*	Deyaar Development PJSC	125
354,883		DiamondRock Hospitality Co	4,358
119,007		DIC Asset AG.	1,333
267,914		Digital Realty Trust, Inc	29,894
85,478		Dios Fastigheter AB	512
850,000		DLF Ltd	2,348
459,641		Dongwon Development Co Ltd	1,611
743,530	*	DoubleDragon Properties Corp	355
213,512		Douglas Emmett, Inc	8,579
296,268		Dream Global REIT	3,236
29,059		Dream Industrial Real Estate Investment Trust	228
202,852		Dream Office Real Estate Investment Trust	3,615
185,260	*	Dream Unlimited Corp	1,371
878,230		Duke Realty Corp	25,495
139,605		Easterly Government Properties, Inc	2,759
377,762		Eastern & Oriental BHD	147
110,717		EastGroup Properties, Inc	10,580
699,300	*	Eco World Development Group BHD	213
371,900	*	Eco World International BHD	85
161,015		Education Realty Trust, Inc	6,682
959,091	*	Emaar Development PJSC	1,321
2,084,907	*	Emaar Malls Group PJSC	1,215
6,226,461		Emaar Properties PJSC	8,355
1,393,971		Emira Property Fund Ltd	1,457
1,697,430		Emlak Konut Gayrimenkul Yatiri	752
709,333		Emperor International Holdings	206
232,710		Empire State Realty Trust, Inc	3,979
358,640		Empiric Student Property plc	419
150,095		Entertainment Properties Trust	9,725
319,634	g	Entra ASA	4,356
130,300		Equinix, Inc	56,015
278,865		Equites Property Fund Ltd	358
173,437	*	Equity Commonwealth	5,463
384,711		Equity Lifestyle Properties, Inc	35,355
857,283		Equity Residential	54,600
814,184	*	Eshraq Properties Co PJSC	133
180,199		Essex Property Trust, Inc	43,080
30,217		Eurobank Properties Real Estate Investment Co	303
45,917		Eurocommercial Properties NV	1,949
341,798		Extra Space Storage, Inc	34,115
659,192	*	Ezdan Holding Group QSC	1,491
364,938		Fabege AB	4,341
14,039,000	e	Fantasia Holdings Group Co Ltd	2,332
2,912,357		Far East Consortium	1,731
461,200		Far East Hospitality Trust	215
196,812		Farglory Land Development Co Ltd	209
181,137	e	Farmland Partners, Inc	1,594
158,293	*	Fastighets AB Balder	4,119
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

194,096		Federal Realty Investment Trust	$24,563
5,819,506		Fibra Uno Administracion S.A. de C.V.	8,451
18,000,000		Filinvest Development Corp	2,395
52,853,000		Filinvest Land, Inc	1,386
72,600		Financial Street Holdings Co Ltd	88
673,314		First Capital Realty, Inc	10,581
590,173		First Industrial Realty Trust, Inc	19,676
1,038,070		First Real Estate Investment Trust	1,013
59,931		FirstService Corp	4,558
227,950		Folkestone Education Trust	453
15,677		Fonciere Des Regions	1,629
861,587		Forest City Realty Trust, Inc	19,653
16,554	*,e	Forestar Group, Inc	343
2,322,530	e	Fortress REIT Ltd	2,548
913,021		Fortress REIT Ltd (Class A)	1,022
555,641		Four Corners Property Trust, Inc	13,685
157,908		Franklin Street Properties Corp	1,352
5,319,725		Franshion Properties China Ltd	2,661
324,900	e	Frasers Centrepoint Trust	526
3,757,160	e	Frasers Logistics & Industrial Trust	2,890
75,543		Front Yard Residential Corp	787
1,069		Frontier Real Estate Investment Corp	4,296
10,439	*,e	FRP Holdings, Inc	676
446	*	Fukuoka REIT Corp	707
6,877,500	e	Fullshare Holdings Ltd	3,401
1,962,000		Future Land Development Holdin	1,767
30,600		Future Land Holdings Co Ltd	143
1,788,659		Gaming and Leisure Properties, Inc	64,034
333,154	e	Gateway Lifestyle	575
57,829		Gazit Globe Ltd	534
19,990		Gazit, Inc	354
207,336	e	GCP Student Living plc	402
898,302		GDI Property Group	858
19,352		Gecina S.A.	3,233
63,100	*	Gemdale Corp	97
3,038,000	e	Gemdale Properties and Investment Corp Ltd	327
600,102		Geo Group, Inc	16,527
143,460		Getty Realty Corp	4,041
918,817		GGP, Inc	18,771
55,049		Gladstone Commercial Corp	1,058
20,043		Gladstone Land Corp	254
196,377	e	Global Medical REIT, Inc	1,740
101,605		Global Net Lease, Inc	2,076
527	*,e	Global One Real Estate Investment Corp	531
1,858,000	*	Glorious Property Holdings Ltd	99
1,767		GLP J-Reit	1,877
31,904	*	Godrej Properties Ltd	335
44,980		Goldcrest Co Ltd	731
422,700		Golden Land Property Development PCL	136
897,840		Goodman Property Trust	882
150,252		Government Properties Income Trust	2,381
913,992		GPT Group (ASE)	3,420
995,804		Grainger plc	4,038
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

301,158		Gramercy Property Trust	$8,228
91,842		Grand City Properties S.A.	2,381
63,072		Granite REIT	2,572
412,408		Great Eagle Holdings Ltd	2,011
864,207		Great Portland Estates plc	8,143
4,197,175		Green REIT plc	7,254
100,800	*	Greenland Holdings Corp Ltd	99
5,661,000		Greenland Hong Kong Holdings Ltd	2,092
811,000		Greentown China Holdings Ltd	1,084
1,391		Griffin Land & Nurseries, Inc (Class A)	61
790,000	*,e	Ground International Development Ltd	123
167,178	e	Growthpoint Properties Australia Ltd	446
8,120,762		Growthpoint Properties Ltd	15,800
332,600	*	Grupo GICSA S.A. de C.V.	146
342,000	*	Guangdong Land Holdings Ltd	85
1,057,885		Guangzhou R&F Properties Co Ltd	2,123
157,600	e	Guocoland Ltd	235
578,000	e	Guorui Properties Ltd	189
192,070		H&R Real Estate Investment Trust	2,940
34,340		Hamborner AG.	364
407,797		Hammerson plc	2,803
149,731		Hang Lung Group Ltd	419
3,949,113		Hang Lung Properties Ltd	8,112
321	*	Hankyu Reit, Inc	398
165,122	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,261
1,618,011		Hansteen Holdings plc	2,225
1,285,418		HCP, Inc	33,189
1,050	*	Health Care & Medical Investment Corp	1,071
312,381		Healthcare Realty Trust, Inc	9,084
432,128		Healthcare Trust of America, Inc	11,650
105,300		Heiwa Real Estate Co Ltd	1,874
60,724		Helical Bar plc	272
72,639		Heliopolis Housing	121
482,381		Hemfosa Fastigheter AB	5,634
2,146,853		Henderson Land Development Co Ltd	11,321
58,825		Hersha Hospitality Trust	1,262
231,890		HFF, Inc (Class A)	7,965
28,538,035		Hibernia REIT plc	49,990
795,042		Highwealth Construction Corp	1,179
397,318		Highwoods Properties, Inc	20,156
290,078		Hispania Activos Inmobiliarios SAU	6,160
117,880	e	HKC Holdings Ltd	107
2,827,812		Hongkong Land Holdings Ltd	20,216
379	*	Hoshino Resorts REIT, Inc	1,969
164,266		Hospitality Properties Trust	4,700
2,007,751		Host Marriott Corp	42,303
72,334	*	Howard Hughes Corp	9,584
180,235		Huaku Development Co Ltd	391
72,000		Huang Hsiang Construction Co	64
711,953		Hudson Pacific Properties	25,224
233,010		Hufvudstaden AB (Series A)	3,330
111,817		Hulic Co Ltd	1,193
698	*	Hulic Reit, Inc	1,081
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

274,000		Hung Sheng Construction Co Ltd	$367
228,794		Hyprop Investments Ltd	1,707
1,699,303		Hysan Development Co Ltd	9,485
13,814		Icade	1,294
147,700	e	Ichigo Holdings Co Ltd	692
820	*	Ichigo Real Estate Investment Corp	656
376,700	*,e	IDU Co	428
1,047,700		IGB Real Estate Investment Trust	451
57,000		Iguatemi Empresa de Shopping Centers S.A.	454
171,989		Immobiliare Grande Distribuzione SIIQ S.p.A	1,382
53,260	*,e	IMMOFINANZ AG.	1,266
132,383		Independence Realty Trust, Inc	1,365
167,129	*	Indiabulls Real Estate Ltd	382
858		Industrial & Infrastructure Fund Investment Corp	956
84,264	*	Industrial Buildings Corp	108
39,464		Industrial Logistics Properties Trust	882
286,595		ING Office Fund	1,109
2,825,308		Ingenia Communities Group	6,448
293,925		Inmobiliaria Colonial S.A.	3,241
9,911	e	Innovative Industrial Properties, Inc	363
715,383	*,g	Instone Real Estate Group BV	18,830
95,149		InterRent Real Estate Investment Trust	796
737		Intershop Holding AG.	375
11,941		Intervest Offices	302
551,626	e	Intu Properties plc	1,309
20,414		Invesco Office J-Reit, Inc	2,826
4,119		Investis Holding S.A.	248
219,200	e	Investors Cloud Co Ltd	3,608
380,500		Investors Real Estate Trust	2,104
16,482		Invincible Investment Corp	7,417
1,200,133		Invitation Homes, Inc	27,675
813,865		IOI Properties Group Sdn BHD	322
640,084		Irish Residential Properties REIT plc	1,032
551,570		Iron Mountain, Inc	19,310
40,000	e	iShares Dow Jones US Real Estate Index Fund	3,223
99,086	*	iStar Financial, Inc	1,069
688	*,e	Japan Excellent, Inc	886
8,401		Japan Hotel REIT Investment Corp	6,294
797	*	Japan Logistics Fund Inc	1,625
211		Japan Prime Realty Investment Corp	767
428		Japan Real Estate Investment Corp	2,264
1,148	*,e	Japan Rental Housing Investments, Inc	923
1,708		Japan Retail Fund Investment Corp	3,081
294,355		JBG SMITH Properties	10,735
21,334	e	Jernigan Capital, Inc	407
133,616	*	Jerusalem Economy Ltd	321
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	7,998
1,210,000	*,e	Jiayuan International Group Ltd	2,097
28,662		Jones Lang LaSalle, Inc	4,758
13,000,000		Joy City Property Ltd	1,635
2,053,000		K Wah International Holdings Ltd	1,180
2,088,000	*	Kaisa Group Holdings Ltd	888
45,600	*	Katitas Co Ltd	1,616
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

639		Kenedix Realty Investment Corp	$3,967
437		Kenedix Residential Investment Corp	653
707	*	Kenedix Retail REIT Corp	1,562
1,271,300		Kenedix, Inc	7,713
410,875		Kennedy-Wilson Holdings, Inc	8,690
615,117	e	Keppel DC REIT	613
385,500	*	Keppel-KBS US REIT	339
1,912,170		Kerry Properties Ltd	9,138
53,512		Killam Apartment Real Estate Investment Trust	610
263,596		Kilroy Realty Corp	19,938
267,719		Kimco Realty Corp	4,549
198,000		Kindom Construction Co	143
334,498		Kite Realty Group Trust	5,713
1,126,730		Kiwi Property Group Ltd	1,027
117,500		KLCC Property Holdings BHD	233
252,911		Klepierre	9,503
686,065	e	Klovern AB (B Shares)	759
26,181		Korea Asset In Trust Co Ltd	117
87,550		Korea Real Estate Investment Trust Co	213
2,722,130		Kowloon Development Co Ltd	3,065
1,649,244		K-REIT Asia	1,332
148,633		Kungsleden AB	1,023
1,337,500		KWG Property Holding Ltd	1,671
1,633,314		Lai Fung Holdings Ltd	2,544
485,285		Lai Sun Development Co Ltd	809
53,619		Lamar Advertising Co	3,663
3,240,400		Land and Houses PCL Co Reg	1,106
285,956		Land Securities Group plc	3,603
4,805,000		Langham Hospitality Investments Ltd	1,972
307,924		Lar Espana Real Estate Socimi S.A.	3,433
193,885		LaSalle Hotel Properties	6,637
773	*	LaSalle Logiport REIT	766
127,894		LEG Immobilien AG.	13,894
409,106		Lend Lease Corp Ltd	5,990
310,311		Leopalace21 Corp	1,698
332,645		Lexington Realty Trust	2,904
231,907		Liberty Property Trust	10,280
83,788		Life Storage, Inc	8,153
742,997		Link REIT	6,776
1,985,100	e	Lippo-Mapletree Indonesia Retail Trust	459
262,000		Liu Chong Hing Investment	413
1,676,000		Logan Property Holdings Co Ltd	2,259
2,185,683		London & Stamford Property plc	5,326
1,491,178		Longfor Properties Co Ltd	4,009
386,900		LPN Development PCL (Foreign)	117
237,136		LSR Group (GDR)	640
131,424		LTC Properties, Inc	5,617
191,485		Macerich Co	10,882
306,563		Mack-Cali Realty Corp	6,217
200,238		Macquarie CountryWide Trust	621
1,205,064		Macquarie Goodman Group	8,591
769,390	e	Macquarie MEAG Prime REIT	364
1,527,176		Mah Sing Group BHD	405
816,272		Manulife US Real Estate Investment Trust	697
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,779	*,†,e,m	Mapeley Ltd	$0	^
1,456,682		Mapletree Commercial Trust	1,679
4,179,800		Mapletree Greater China Commercial Trust	3,499
1,071,799		Mapletree Industrial Trust	1,517
1,166,310	e	Mapletree Logistics Trust	1,051
131,859	*	Marcus & Millichap, Inc	5,144
809,392		Matrix Concepts Holdings BHD	399
12,293	*	Maui Land & Pineapple Co, Inc	138
336,927		MedEquities Realty Trust, Inc	3,713
732,678		Medical Properties Trust, Inc	10,287
1,710,552		Medinet Nasr Housing	1,026
36,343,028		Megaworld Corp	2,917
35,338		Melisron Ltd	1,468
30,158		Mercialys S.A	525
500,502		Merlin Properties Socimi S.A.	7,266
56,681	*,g	Metrovacesa S.A.	993
2,302,200		Mexico Real Estate Management S.A. de C.V.	2,282
2,035,126	e	MGM Growth Properties LLC	61,990
4,451	*	MID Reit, Inc	3,332
279,896		Mid-America Apartment Communities, Inc	28,177
970,929		Midland Holdings Ltd	263
4,536,000		Minmetals Land Ltd	807
1,695,627		Mirvac Group	2,721
1,146,798		Mitsubishi Estate Co Ltd	20,020
134	*	Mitsubishi Estate Logistics REIT Investment Corp	326
696,779		Mitsui Fudosan Co Ltd	16,784
319		Mitsui Fudosan Logistics Park, Inc	975
3,658		Mobimo Holding AG.	903
602,000	e	Modern Land China Co Ltd	101
508,581		Monmouth Real Estate Investment Corp (Class A)	8,407
16,249		Morguard Real Estate Investment Trust	164
1,346		Mori Hills REIT Investment Corp	1,728
227		Mori Trust Hotel Reit, Inc	307
1,069	*	Mori Trust Sogo Reit, Inc	1,532
77,343		Multiplan Empreendimentos Imobiliarios S.A.	1,137
13,600	*,e	Nam Tai Property, Inc	150
129,186		National Health Investors, Inc	9,518
94,780		National Retail Properties, Inc	4,167
297,452		National Storage Affiliates Trust	9,167
2,220,021	e	National Storage REIT	2,703
882,000		Neo-China Land Group Holdings Ltd	161
460,104		NEPI Rockcastle plc	4,107
9,561		NESCO Ltd	73
122,387		New Senior Investment Group, Inc	926
7,398,908		New World Development Co Ltd	10,350
117,927		Newmark Group, Inc	1,678
176,989	e	NewRiver REIT plc	629
301,100		Nexity	19,009
107,991		NexPoint Residential Trust, Inc	3,072
256		Nippon Accommodations Fund, Inc	1,165
986		Nippon Building Fund, Inc	5,688
900	*,e	Nippon Healthcare Investment Corp	1,395
790		Nippon ProLogis REIT, Inc	1,640
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,015	*,e	NIPPON REIT Investment Corp	$8,745
349,358		Nomura Real Estate Holdings, Inc	7,735
3,725		Nomura Real Estate Master Fund, Inc	5,259
81,753		NorthStar Realty Europe Corp	1,185
100,495		Northview Apartment Real Estate Investment Trust	2,009
149,085		NorthWest Healthcare Properties Real Estate Investment Trust	1,280
97,361		Norwegian Property ASA	129
43,500		NSI NV	1,824
493,500		NTT Urban Development Corp	5,302
85,781		Oberoi Realty Ltd	598
268,475	e	Omega Healthcare Investors, Inc	8,323
80,442		One Liberty Properties, Inc	2,124
194,900		Open House Co Ltd	11,517
188,500		Origin Property PCL	93
2,186		Orix JREIT, Inc	3,491
2,132,000		OUE Hospitality Trust	1,245
938,133		Outfront Media, Inc	18,247
296,500	e	Overseas Union Enterprise Ltd	339
785,881	*	Palm Hills Developments SAE	198
604,462		Paramount Group, Inc	9,309
805,157		Park Hotels & Resorts, Inc	24,662
742,800	e	Parkway Life Real Estate Investment Trust	1,481
1,137,839		Parque Arauco S.A.	3,191
25,288		Patrizia Immobilien AG.	487
448,800		Pavilion Real Estate Investment Trust	198
103,221		Pebblebrook Hotel Trust	4,005
103,380	e	Pennsylvania REIT	1,136
266,515		Phoenix Mills Ltd	2,589
653,102		Physicians Realty Trust	10,410
231,224		Piedmont Office Realty Trust, Inc	4,608
1,347,900		PLA Administradora Industrial S de RL de C.V.	1,838
591,300		Platinum Group PCL	135
1,253,817		Poly Hong Kong Investment Ltd	516
94,434		Poly Real Estate Group Co Ltd	173
6,766,160		Polytec Asset Holdings Ltd	569
232,936		Potlatch Corp	11,845
6,031,000	e	Powerlong Real Estate Holdings Ltd	3,247
565,372		Precinct Properties New Zealand Ltd	517
339,914		Preferred Apartment Communities, Inc	5,775
793	*	Premier Investment Co	805
169,009		Prestige Estates Projects Ltd	666
1,391,117	e	Primary Health Properties plc	2,141
611,826		Prince Housing & Development Corp	223
1,476,038		ProLogis Property Mexico S.A. de C.V.	2,722
1,694,816		Prologis, Inc	111,332
749,000		Prosperity REIT	304
104,493		PS Business Parks, Inc	13,427
34,552		PSP Swiss Property AG.	3,203
8,135,500		PT Alam Sutera Realty Tbk	186
22,620,247		PT Bumi Serpong Damai	2,468
17,631,429		PT Ciputra Development Tbk	1,252
43,762,000	*	PT Hanson International Tbk	403
86,338,670		PT Kawasan Industri Jababeka Tbk	1,290
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,492,200		PT Lippo Karawaci Tbk	$698
16,097,800		PT Modernland Realty Tbk	326
15,555,300		PT Pakuwon Jati Tbk	575
18,905,762		PT PP Properti Tbk	187
4,644,500	*	PT Sentul City Tbk	36
6,533,500		PT Summarecon Agung Tbk	412
280,486		Public Storage, Inc	63,631
1,625,000	*	Puravankara Projects Ltd	2,463
354,174	*,e	Purplebricks Group plc	1,520
306,101		QTS Realty Trust, Inc	12,091
145,022	*	Quality Care Properties, Inc	3,119
2,827,622		Quality House PCL	262
402,433	*	Radium Life Tech Co Ltd	148
3,829,009		RAK Properties PJSC	667
117,652		Ramco-Gershenson Properties	1,554
293,565		Rayonier, Inc	11,358
7,400	*	Raysum Co Ltd	108
26,383		Re/Max Holdings, Inc	1,384
132,868	*	Realia Business S.A.	166
262,941	e	Realogy Holdings Corp	5,995
144,805		Realty Income Corp	7,789
274,167	e	Rebosis Property Fund Ltd	148
550,000	g	Redco Properties Group Ltd	280
1,033,568		Redefine International plc	477
4,644,804		Redefine Properties Ltd	3,552
112,109	*,e	Redfin Corp	2,589
26,883,000		Regal Real Estate Investment Trust	7,873
635,893		Regency Centers Corp	39,476
170,631	g	Regional REIT Ltd	213
435,521		Reit Ltd	1,729
98,900		Relo Holdings, Inc	2,606
9,255,250	*,e	Renhe Commercial Holdings Co Ltd	183
239,528	e	Resilient REIT Ltd	982
4,192		Retail Estates NV	373
874,675		Retail Opportunities Investment Corp	16,759
452,583		Retail Properties of America, Inc	5,784
982,894		Rexford Industrial Realty, Inc	30,853
213,817		RioCan Real Estate Investment Trust	3,928
73,200	*	RiseSun Real Estate Development Co Ltd	96
501,251		RLJ Lodging Trust	11,053
27,649		RMR Group, Inc	2,169
1,847,000		Road King Infrastructure	3,220
1,712,864		Robinsons Land Corp	597
336,500	*,e	Ronshine China Holdings Ltd	435
981,090	*	Ruentex Development Co Ltd	1,132
135,203		Ryman Hospitality Properties	11,242
3,746,629		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,194
1,703,573		Sabana Shari’ah Compliant Industrial REIT	551
270,120		Sabra Healthcare REIT, Inc	5,870
534,755		Safestore Holdings plc	3,867
16,832		Safety Income and Growth, Inc	319
10,500	*,e	SAMTY Co Ltd	192
900		Samty Residential Investment Corp	795
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,877,077		Sansiri PCL	$2,317
41,374		Saul Centers, Inc	2,217
282,838		Savills plc	3,240
178,232	*	SBA Communications Corp	29,430
1,087,400		SC Asset Corp PCL	108
8,367,218		Scentre Group	27,186
815,925		Schroder Real Estate Investment Trust Ltd	664
546,847		Segro plc	4,816
2,677	*	Sekisui House Reit, Inc	1,756
137,796		Select Income REIT	3,096
138,241		Selvaag Bolig ASA	709
168,821		Senior Housing Properties Trust	3,054
48,886	e	Seritage Growth Properties	2,074
475,910		Shaftesbury plc	5,869
565,987	*	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	810
52,400	*	Shanghai Zhangjiang High-Tech Park Development Co Ltd	91
15,699,136	e	Shenzhen Investment Ltd	5,704
132,300		Shenzhen SEG Co Ltd	49
4,945,261		Shimao Property Holdings Ltd	12,893
183,858	*	Shining Building Business Co Ltd	79
16,400	*,e	Shinoken Group Co Ltd	249
622,824		Shopping Centres Australasia Property Group	1,130
19,217,500	e	Shui On Land Ltd	4,860
1,100	*	SIA Reit, Inc	2,562
524,000		Siam Future Development PCL	124
6,543,960		Sime Darby Property BHD	1,939
819,852		Simon Property Group, Inc	139,531
1,518,500	*	Singha Estate PCL	133
2,263,196		Sino Land Co	3,678
1,094,000	*	Sinolink Worldwide Holdings Ltd	123
22,280,081		Sino-Ocean Land Holdings Ltd	12,893
961,226		Sinyi Realty Co	1,109
2,548,395		Sirius Real Estate Ltd	2,093
126,479	*	Six of October Development & Investment	168
3,892		SK D&D Co Ltd	108
450,000		Skyfame Realty Holdings Ltd	331
437,804		SL Green Realty Corp	44,012
8,997,090		SM Prime Holdings	6,061
46,681		Smart Real Estate Investment Trust	1,084
402,845		Sobha Developers Ltd	2,598
7,727,635		Soho China Ltd	3,666
539,800	e	Soilbuild Business Space REIT	258
20,400		Sonae Sierra Brasil S.A.	97
998,491		SP Setia BHD	767
129,610		Sparkassen Immobilien AG.	2,531
1,577,743		SPH REIT	1,146
419,353	*	Spirit MTA REIT	4,319
2,758,172		Spirit Realty Capital, Inc	22,148
526,000		Spring Real Estate Investment Trust	223
110,528		ST Modwen Properties plc	613
63,680	*	St. Joe Co	1,143
373,145		STAG Industrial, Inc	10,161
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,257,637		Standard Life Investment Property Income Trust Ltd	$1,545
6,295		Star Asia Investment Corp	6,244
2,200	*,e	Starts Proceed Investment Corp	3,302
839,230		Starwood Property Trust, Inc	18,220
5,257,483		Stockland Trust Group	15,448
693,000	e	StorageVault Canada, Inc	1,302
471,679		STORE Capital Corp	12,924
9,792		Stratus Properties, Inc	299
278,692		Sumitomo Realty & Development Co Ltd	10,263
322,454		Summit Hotel Properties, Inc	4,614
68,606		Summit Real Estate Holdings Ltd	584
400,964		Sun Communities, Inc	39,246
325,300		Sun Frontier Fudousan Co Ltd	3,840
1,865,334		Sun Hung Kai Properties Ltd	28,103
2,341,522	e	Sunac China Holdings Ltd	8,144
1,100,000	*	Suncity Group Holdings Ltd	191
1,997,000		Sunlight Real Estate Investment Trust	1,380
782,147		Sunstone Hotel Investors, Inc	12,999
2,007,067		Suntec Real Estate Investment Trust	2,545
1,737,547		Sunway BHD	666
878,000		Sunway Real Estate Investment	385
410,200		Supalai PCL	291
982,693		Swire Pacific Ltd (Class A)	10,387
4,703,102		Swire Properties Ltd	17,345
66,705		Swiss Prime Site AG.	6,129
385,962		TAG Tegernsee Immobilien und Beteiligungs AG.	8,488
1,333,600	e	Takara Leben Co Ltd	4,990
77	*	Takara Leben Infrastructure Fu	83
556,790		Talaat Moustafa Group	362
163,108	e	Tanger Factory Outlet Centers, Inc	3,831
137,481		Taubman Centers, Inc	8,078
201,499		Technopolis plc	905
31,744	*	Tejon Ranch Co	771
244,165		Terreno Realty Corp	9,198
136,786		Tier REIT, Inc	3,253
301,203		TLG Immobilien AG.	8,023
164,100		TOC Co Ltd	1,194
408,200		Tokyo Tatemono Co Ltd	5,599
1,276,731		Tokyu Fudosan Holdings Corp	9,006
518	*	Tokyu REIT, Inc	698
264,000		Top Spring International Holdings Ltd	89
1,071,400		Tosei Corp	11,333
2,900	*,e	Tosei Reit Investment Corp	2,982
2,736	*,e	Transcontinental Realty Investors, Inc	92
88,523	e	Tricon Capital Group, Inc	743
29,605	*,e	Trinity Place Holdings, Inc	194
4,099,040		Tritax Big Box REIT plc	8,420
166,195,200	*	U City PCL	150
192,458		UDR, Inc	7,225
782,500		UEM Land Holdings BHD	137
436,470		UMH Properties, Inc	6,700
86,023		Unibail-Rodamco-Westfield	18,941
29,768	*	Unibail-Rodamco-Westfield	6,555
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

936,997		Unite Group plc	$10,632
20,366,919	*	Unitech Ltd	1,236
129,365		United Development Co PSC	497
791		United Urban Investment Corp	1,229
374,366	e	Uniti Group, Inc	7,499
460,400		Univentures PCL	92
19,441		Universal Health Realty Income Trust	1,244
176,000		Unizo Holdings Co Ltd	3,274
310,085		UOA Development BHD	183
345,873		UOL Group Ltd	1,931
166,449		Urban Edge Properties	3,807
66,834		Urstadt Biddle Properties, Inc (Class A)	1,512
35,071		Vastned Retail NV	1,652
827,546		Ventas, Inc	47,129
606,702		VEREIT, Inc	4,514
626,603		VICI Properties, Inc	12,933
7,421,270		Vicinity Centres	14,233
11,142,700		Vista Land & Lifescapes, Inc	1,279
1,220,877		Viva Energy REIT	2,031
392,100		Viva Industrial Trust	252
103,864		Vornado Realty Trust	7,678
2,659,353		Vukile Property Fund Ltd	3,773
115,447	e	Wallenstam AB	1,036
50,316		Warehouses De Pauw SCA	6,359
280,929	e	Washington Prime Group, Inc	2,278
118,711		Washington REIT	3,600
779,472	e	Watkin Jones plc	2,109
84,189		Weingarten Realty Investors	2,594
826,664		Welltower, Inc	51,824
26,767	e	Wereldhave NV	1,050
1,753,484		Weyerhaeuser Co	63,932
4,470,535		WHA Corp PCL	493
3,032,332		Wharf Holdings Ltd	9,710
2,567,332		Wharf Real Estate Investment Co Ltd	18,230
738,591		Wheelock & Co Ltd	5,133
197,200	e	Wheelock Properties S Ltd	236
57,513		Whitestone REIT	718
407,151		Wihlborgs Fastigheter AB	4,700
236,740		Wing Tai Holdings Ltd	345
220,448		Workspace Group plc	3,134
69,195		WP Carey, Inc	4,591
28,459		WPT Industrial Real Estate Investment Trust	395
644,280		Xenia Hotels & Resorts, Inc	15,695
33,500	e	Xinyuan Real Estate Co Ltd (ADR)	149
3,051,718		Yanlord Land Group Ltd	3,558
821,466	e	Yoma Strategic Holdings Ltd	223
80,300		Youngor Group Co Ltd	93
392,600		YTL Hospitality REIT	114
873,000		Yuexiu Real Estate Investment Trust	587
32,958,912		Yuexiul Property Co Ltd	6,276
1,956,000		Yuzhou Properties Co	1,149
842,000	*	Zhuguang Holdings Group Co Ltd	150
		TOTAL REAL ESTATE	4,342,495
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

RETAILING - 5.2%
142,251	*	1-800-FLOWERS.COM, Inc (Class A)	$1,785
280,074		Aaron’s, Inc	12,169
22,020		ABC-Mart, Inc	1,204
103,668		Abercrombie & Fitch Co (Class A)	2,538
1,884,390		Accent Group Ltd	2,302
15,700	e	Adastria Holdings Co Ltd	199
294,560		Advance Auto Parts, Inc	39,972
10,400	e	Alpen Co Ltd	224
1,300,480	*	Amazon.com, Inc	2,210,556
377,148		American Eagle Outfitters, Inc	8,769
10,092	*	America’s Car-Mart, Inc	625
123,521	*,e	AO World plc	244
22,500		AOKI Holdings, Inc	328
24,341		Aoyama Trading Co Ltd	812
24,300		Arata Corp	1,467
71,100		Arc Land Sakamoto Co Ltd	1,066
9,700		Asahi Co Ltd	137
106,143	*	Asbury Automotive Group, Inc	7,276
147,800	e	ASKUL Corp	4,785
608,916	*	ASOS plc	48,843
187,705	*	At Home Group, Inc	7,349
41,788		Autobacs Seven Co Ltd	740
72,349		AutoCanada, Inc	936
138,157	e	Automotive Holdings Group Ltd	291
112,605	*,e	Autonation, Inc	5,470
79,147	*	AutoZone, Inc	53,102
3,086,999		B&M European Value Retail S.A.	16,399
3,216,307	*	B2W Companhia Global Do Varejo	22,323
527,004	*	Barnes & Noble Education, Inc	2,972
92,152		Barnes & Noble, Inc	585
1,329,800		Beauty Community PCL (Foreign)	490
3,321,581		Bed Bath & Beyond, Inc	66,183
32,800		Belluna Co Ltd	414
453,160		Berjaya Auto BHD	247
373,474		Best Buy Co, Inc	27,854
70,500		BIC CAMERA, Inc	1,085
34,186	e	Big 5 Sporting Goods Corp	260
63,917	e	Big Lots, Inc	2,670
188,633		Bilia AB	1,469
664,589	*	BJ’s Wholesale Club Holdings, Inc	15,718
437,918	*	boohoo.com plc	1,120
118,508	*	Booking Holdings, Inc	240,226
172,706	*	Boot Barn Holdings, Inc	3,584
148,500	*,e,g	Boozt AB	1,202
537,000	*,†,e,m	Boshiwa International Holding	1
43,966	e	Buckle, Inc	1,183
246,088	*	Burlington Stores, Inc	37,044
155,593		Burson Group Ltd	753
40,604	e	Byggmax Group AB	177
63,771		Caleres, Inc	2,193
47,436	e	Camping World Holdings, Inc	1,185
38,937		Canadian Tire Corp Ltd	5,082
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

146,000		Canon Marketing Japan, Inc	$3,041
576,337		Card Factory plc	1,496
548,263	*	CarMax, Inc	39,952
108,249	*,e	Carvana Co	4,503
13,840	e	Cashbuild Ltd	332
35,905		Cato Corp (Class A)	884
193,475		Chico’s FAS, Inc	1,575
26,252	e	Children’s Place Retail Stores, Inc	3,171
307,000	e	China Animation Characters Co Ltd	108
449,000	e	China Harmony New Energy Auto Holding Ltd	192
270,000		China Meidong Auto Holdings Ltd	122
3,259,000	e	China ZhengTong Auto Services Holdings Ltd	2,163
9,900		Chiyoda Co Ltd	229
15,500		Chori Co Ltd	274
183,000		Chow Sang Sang Holding	353
107,100		Cia Hering	394
119,369		Citi Trends, Inc	3,276
28,487		CJ O Shopping Co Ltd	7,142
128,519	e	Clas Ohlson AB (B Shares)	1,020
367,000	e,g	Cogobuy Group	164
11,687,800		Com7 PCL (Foreign)	5,853
88,983	*,e	Conn’s, Inc	2,936
250,712	*,e	Container Store Group, Inc	2,109
329,227		Core-Mark Holding Co, Inc	7,473
744,196	*	Ctrip.com International Ltd (ADR)	35,446
643	*	Cuckoo Homesys Co Ltd	128
4,493,714		Dah Chong Hong Holdings Ltd	2,232
118,700	e	DCM Japan Holdings Co Ltd	1,110
528,892	e	Debenhams plc	104
70,840		Delek Automotive Systems Ltd	388
274,979		Dick’s Sporting Goods, Inc	9,693
492,286		Dickson Concepts International Ltd	233
14,436		Dieteren S.A.	600
18,644	e	Dillard’s, Inc (Class A)	1,762
1,143,534		Dollar General Corp	112,752
1,071,267	*	Dollar Tree, Inc	91,058
726,654		Dollarama, Inc	28,167
77,800		Don Quijote Co Ltd	3,734
13,100		Doshisha Co Ltd	296
104,363		DSW, Inc (Class A)	2,695
43,172	e	Dufry Group	5,491
13,823	*,e	Duluth Holdings, Inc	329
157,309		Dunelm Group plc	1,046
102,789	g	Dustin Group AB	926
248,083		EDION Corp	2,495
48,385	*	eDreams ODIGEO S.A.	196
189,136	e	El Puerto de Liverpool SAB de C.V.	1,214
70,716		Empresas Tricot S.A.	105
948,700	*,e	Esprit Holdings Ltd	294
109,469	g	Europris ASA	327
1,029,887		Expedia, Inc	123,782
503,291	*	Express Parent LLC	4,605
4,208,000		Far Eastern Department Stores Co Ltd	2,697
56,112		Fast Retailing Co Ltd	25,718
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

159,056	*	Five Below, Inc	$15,541
62,611	*,e	Floor & Decor Holdings, Inc	3,089
585,900	n	Foot Locker, Inc	30,848
278,589		Foschini Ltd	3,527
56,470	*	Francesca’s Holdings Corp	426
14,600		Fuji Co Ltd	305
17,604	*,e	Funko, Inc	221
28,671		Future Lifestyle Fashions Ltd	179
17,447	*	Gaia, Inc	353
177,175	e	GameStop Corp (Class A)	2,581
2,293,548		Gap, Inc	74,288
29,537	*	Genesco, Inc	1,173
287,552		Genuine Parts Co	26,394
289,200		Geo Holdings Corp	3,868
2,216,000		Giordano International Ltd	1,394
124,408	*,e	GNC Holdings, Inc	438
8,965,844	*,e	GOME Electrical Appliances Holdings Ltd	913
458,500		Grand Baoxin Auto Group Ltd	175
63,606	e	Greencross Ltd	211
30,755		Group 1 Automotive, Inc	1,938
37,373	*	Groupe Fnac	3,543
3,748,500	*	Groupon, Inc	16,119
10,117		GS Home Shopping, Inc	1,635
89,523		Guess?, Inc	1,916
37,900	e	Gulliver International Co Ltd	209
333		GwangjuShinsegae Co Ltd	67
410,520		Halfords Group plc	1,875
313,125		Hankyu Department Stores, Inc	4,990
347,005	e	Harvey Norman Holdings Ltd	853
54,715		Haverty Furniture Cos, Inc	1,182
24,654	*,†,m	Hellenic Duty Free Shops S.A.	104
24,865	*	HelloFresh SE	380
4,281,037		Hengdeli Holdings Ltd	193
538,685	e	Hennes & Mauritz AB (B Shares)	8,018
199,518	*,e	Hibbett Sports, Inc	4,569
24,271		Hikari Tsushin, Inc	4,260
3,670,801		Home Depot, Inc	716,173
26,284,294		Home Product Center PCL (Foreign)	10,644
8,178		Hornbach Baumarkt AG.	253
6,206	*	Hornbach Holding AG. & Co KGaA	447
57,249	g	Hostelworld Group plc	238
230,518		Hotai Motor Co Ltd	2,029
131,432		Hotel Shilla Co Ltd	14,558
340,782	*	Hudson Ltd	5,960
63,997	e	Hudson’s Bay Co	571
34,435		Hyundai Department Store Co Ltd	3,570
3,831		Hyundai Home Shopping Network Corp	387
138,128		Imperial Holdings Ltd	1,970
991,503		Inchcape plc	10,193
2,477,019		Industria De Diseno Textil S.A.	84,353
74,541		Infibeam Incorporation Ltd	167
216,928		Isetan Mitsukoshi Holdings Ltd	2,706
1,250,000		IT Ltd	891
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,100		Izumi Co Ltd	$1,549
149,379		J Front Retailing Co Ltd	2,269
163,189	*	J. Jill, Inc	1,524
46,451		Jardine Cycle & Carriage Ltd	1,085
295,210	e	JB Hi-Fi Ltd	4,905
478,267	*,e	JC Penney Co, Inc	1,119
1,167,999		JD Sports Fashion plc	6,768
752,200	*	JD.com, Inc (ADR)	29,298
8,700		Jin Co Ltd	497
76,378		John Menzies plc	631
9,500		Joshin Denki Co Ltd	297
28,000		Joyful Honda Co Ltd	428
102,553		JUMBO S.A.	1,687
47,400	*,e	Jumei International Holding Ltd (ADR)	122
12,387	e	Keiyo Co Ltd	61
281,258		Kering	158,433
1,010,089		Kingfisher plc	3,950
4,200	*	Kintetsu Department Store Co Ltd	152
194,224	*	Kirkland’s, Inc	2,261
181,919	e	Kogan.com Ltd	922
506,182		Kohl’s Corp	36,901
28,600		Kohnan Shoji Co Ltd	666
82,000		Komeri Co Ltd	2,081
491,600		K’s Holdings Corp	5,095
242,124		L Brands, Inc	8,930
888,750	*	L’ Occitane International S.A.	1,466
48,268	*,e	Lands’ End, Inc	1,347
24,300	*	Laox Co Ltd	90
3,802,599		Li & Fung Ltd	1,393
240,000	*	Liberty Expedia Holdings, Inc	10,546
659,490	*	Liberty TripAdvisor Holdings, Inc	10,618
301,500	*,e	Lifestyle China Group Ltd	124
598,000		Lifestyle International Holdings Ltd	1,266
36,048		Lithia Motors, Inc (Class A)	3,409
16,900		LIXIL VIVA Corp	262
601,221	*	LKQ Corp	19,179
300,000		Lojas Americanas S.A.	1,002
2,341,094		Lojas Americanas S.A.(Preference)	10,069
965,989		Lojas Renner S.A.	7,320
197,622		Lookers plc	283
83,751		LOTTE Himart Co Ltd	5,927
9,290		Lotte Shopping Co Ltd	1,752
1,365,561		Lowe’s Companies, Inc	130,507
808,000		Luk Fook Holdings International Ltd	3,338
227,138	*,e	Lumber Liquidators, Inc	5,531
443,100		Macy’s, Inc	16,585
67,000		Magazine Luiza S.A.	2,213
26,512	g	Maisons du Monde S.A.	975
724,000		Maoye International Holdings Ltd	73
129,841	*	MarineMax, Inc	2,461
1,152,598	e	Marks & Spencer Group plc	4,477
217,123		Marui Co Ltd	4,567
98,375	e	Matas A.S.	799
17,200		Matsuya Co Ltd	259
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,942	e	Mekonomen AB	$192
105,815		Metro AG.	880
226,869	*	Michaels Cos, Inc	4,349
22,043	e	Mobilezone Holding AG.	223
29,000		momo.com, Inc	205
48,267	e	Monro Muffler, Inc	2,804
238,310	e	Mr Price Group Ltd	3,911
55,854	*	Murphy USA, Inc	4,149
471,206	e	Myer Holdings Ltd	129
95,968		N Brown Group plc	214
70,123	*	National Vision Holdings, Inc	2,564
1,129,998	*,n	NetFlix, Inc	442,315
628,849		New Carphone Warehouse plc	1,543
97,146	*	New York & Co, Inc	497
124,818		Next plc	9,935
16,500	*	Nextage Co Ltd	188
23,200		Nishimatsuya Chain Co Ltd	267
54,822		Nitori Co Ltd	8,529
156,900		Nojima Corp	3,484
415,797		Nordstrom, Inc	21,530
9,577		NS Shopping Co Ltd	113
122,277	e	Nutri/System, Inc	4,708
436,263	*	Ocado Ltd	5,896
844,162		Office Depot, Inc	2,153
75,388	*	Ollie’s Bargain Outlet Holdings, Inc	5,466
322,147	e,g	On the Beach Group plc	2,134
7,500	*,e	Open Door, Inc	154
161,526	*	O’Reilly Automotive, Inc	44,189
31,292	*,e	Overstock.com, Inc	1,053
1,234,100		Padini Holdings BHD	1,824
7,600		Pal Co Ltd	179
103,300		Paltac Corp	5,940
15,000		Parco Co Ltd	163
677,000	e	Parkson Retail Group Ltd	83
272,667	*,e	Party City Holdco, Inc	4,158
25,700	e	PC Depot Corp	135
66,239		PC Jeweller Ltd	133
840,750		Pendragon plc	271
125,064		Penske Auto Group, Inc	5,859
30,265	e	PetMed Express, Inc	1,333
406,900	*	Petrobras Distribuidora S.A.	1,920
269,226	e	Pets at Home Group plc	460
126,550		Pier 1 Imports, Inc	301
1,294,500		Pou Sheng International Holdings Ltd	247
876,000	*,e	Powerwell Pacific Holdings Ltd	313
38,701		Poya Co Ltd	417
51,494		Premier Investments Ltd	643
4,986,300		PT ACE Hardware Indonesia Tbk	442
5,898,923		PT Matahari Department Store Tbk	3,613
26,022,000		PT Mitra Adiperkasa Tbk	1,636
7,303,800		PT Ramayana Lestari Sentosa Tbk	759
316,900		PTG Energy PCL	138
2,583,664	*	Qurate Retail Group, Inc QVC Group	54,825
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

188,218		Rakuten, Inc	$1,270
232,487	e	Rent-A-Center, Inc	3,422
71,352	*,e	RH	9,968
329,040		Ripley Corp S.A.	311
361,700		Robinson PCL	612
648,673		Ross Stores, Inc	54,975
20,700		Ryohin Keikaku Co Ltd	7,272
592,490		SA SA International Holdings Ltd	375
678,285		SACI Falabella	6,222
220,611	*,e	Sally Beauty Holdings, Inc	3,536
28,700	e	Sanrio Co Ltd	555
108	*,e	Sears Holdings Corp	0	^
196,000		Senao International Co Ltd	321
14,625		Seobu Truck Terminal Co Ltd	126
28,800		Seria Co Ltd	1,380
36,059		Shankara Building Products Ltd	815
25,200		Shimachu Co Ltd	800
17,303		Shimamura Co Ltd	1,521
45,430		Shinsegae Co Ltd	16,339
1,567		Shinsegae International Co Ltd	284
38,468	e	Shoe Carnival, Inc	1,248
4,531	*,g	Shop Apotheke Europe NV	235
12,294		Shopper’s Stop Ltd	99
50,269	*	Shutterfly, Inc	4,526
857,987		Siam Global House PCL	429
112,935		Signet Jewelers Ltd	6,296
57,253	g	Sleep Country Canada Holdings, Inc	1,418
182,863	*	Sleep Number Corp	5,307
37,539		Sonic Automotive, Inc (Class A)	773
155,351	*	Sports Direct International plc	817
55,895	*,e	Sportsman’s Warehouse Holdings, Inc	286
12,893	*,e,g	SRP Groupe S.A.	109
245,716		Start Today Co Ltd	8,890
18,918	*,e	Stockmann Oyj Abp (B Share)	89
55,000	*	Suning.com Co Ltd	117
208,419	e	Super Cheap Auto Group Ltd	1,248
224,477	*	Super Group Ltd	573
45,974		SuperGroup plc	679
155,379		Tailored Brands, Inc	3,965
182,819		Takashimaya Co Ltd	1,564
18,016		Takkt AG.	329
1,288,804		Target Corp	98,104
54,800		Telepark Corp	1,399
7,122,099		Test-Rite International Co	5,361
572,614		Tiffany & Co	75,356
61,035		Tile Shop Holdings, Inc	470
144,771		Tilly’s, Inc	2,193
1,375,662		TJX Companies, Inc	130,936
30,959		Tokmanni Group Corp	256
11,700	*,e	Tokyo Base Co Ltd	89
9,500	e	Tokyo Derica Co Ltd	85
167,030		Tractor Supply Co	12,776
547,787		Trade Me Ltd	1,727
213,608	*,e	TripAdvisor, Inc	11,900
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

564,030		Truworths International Ltd	$3,154
497,650	*	Ulta Beauty, Inc	116,181
25,363	e	Uni-Select, Inc	403
15,199		United Arrows Ltd	566
185,559	*	Urban Outfitters, Inc	8,267
182,186		USS Co Ltd	3,464
1,985		Valora Holding AG.	648
3,087,100		Via Varejo S.A.	14,823
421,600	*	Vipshop Holdings Ltd (ADR)	4,574
5,200		V-Mart Retail Ltd	188
46,800	e	VT Holdings Co Ltd	246
134,235	*,e	Wayfair, Inc	15,942
1,020,000	*,e	We Solutions Ltd	153
62,024	e	Webjet Ltd	616
363,083		WH Smith plc	9,557
277,763	e	Williams-Sonoma, Inc	17,049
3,798		Winmark Corp	564
1,895,003		Woolworths Holdings Ltd	7,641
92,600		Xebio Co Ltd	1,473
61,041	e,g	XXL ASA	493
524,304		Yamada Denki Co Ltd	2,604
71,300		Yellow Hat Ltd	2,104
15,500		Yume No Machi Souzou Iinkai Co Ltd	322
15,905	*,g	Zalando SE	886
535,500	e	Zhongsheng Group Holdings Ltd	1,603
3,553	*	zooplus AG.	663
220,223	*	Zumiez, Inc	5,517
		TOTAL RETAILING	6,375,367

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
41,409	*,e	Acacia Communications, Inc	1,441
12,440	*,e	ACM Research, Inc	134
3,000,615		A-DATA Technology Co Ltd	6,449
63,676	*	Adesto Technologies Corp	535
268,615	*	Advanced Energy Industries, Inc	15,604
6,182,568	*,e	Advanced Micro Devices, Inc	92,677
7,003	*	Advanced Process Systems Corp	132
89,000		Advanced Wireless Semiconductor Co	223
187,600		Advantest Corp	3,891
410,173	*,e	Aixtron AG.	5,279
48,302	*	Alpha & Omega Semiconductor Ltd	688
48,882	*,e	Ambarella, Inc	1,887
474,635	*	Amkor Technology, Inc	4,077
45,118	e	ams AG.	3,346
632,879		Analog Devices, Inc	60,706
10,600		AOI Electronics Co Ltd	342
5,177,689		Applied Materials, Inc	239,157
200,852	*	APS Holdings Corp	919
32,693	*	Aquantia Corp	379
274,738		Ardentec Corp	303
6,040,245		ASE Industrial Holding Co Ltd	14,185
37,348		ASM International NV	2,058
696,204	e	ASM Pacific Technology	8,775
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,884		ASMedia Technology, Inc	$301
710,192		ASML Holding NV	140,536
17,000		ASPEED Technology, Inc	445
21,446	*	Atto Co Ltd	109
46,494	*	Axcelis Technologies, Inc	921
55,426	*,e	AXT, Inc	391
387,028		BE Semiconductor Industries NV	10,415
179,000		BOE Varitronix Ltd	61
1,767,336		Broadcom, Inc	428,827
172,819		Brooks Automation, Inc	5,637
57,830		Cabot Microelectronics Corp	6,220
265,313	*	Cavium, Inc	22,950
32,357	*	Ceva, Inc	977
11,000		Chang Wah Technology Co Ltd	145
572,000		China Electronics Corp Holdings Co Ltd	83
11,538	*,†,e,m	China Energy Savings Technology, Inc	0
392,000		Chipbond Technology Corp	811
248,000		ChipMOS Technologies, Inc	188
229,254	*	Cirrus Logic, Inc	8,787
134,609		Cohu, Inc	3,299
423,725	*	Cree, Inc	17,614
1,439,821		Cypress Semiconductor Corp	22,432
22,323		Dainippon Screen Manufacturing Co Ltd	1,563
7,900	*,e	Daqo New Energy Corp (ADR)	281
44,622	*	Dialog Semiconductor plc	676
451,801	*	Diodes, Inc	15,574
42,200		Disco Corp	7,184
22,812		Dongbu HiTek Co Ltd	401
281,000		Elan Microelectronics Corp	479
83,456		Elite Advanced Laser Corp	283
170,000		Elite Semiconductor Memory Technology, Inc	224
34,830		Elmos Semiconductor AG.	916
50,571		eMemory Technology, Inc	633
415,144		Entegris, Inc	14,073
5,349		Eo Technics Co Ltd	334
616,000	*	Epistar Corp	769
7,646		Eugene Technology Co Ltd	108
188,000		Everlight Electronics Co Ltd	237
174,060		Faraday Technology Corp	340
24,500		Ferrotec	377
218,188	*	First Solar, Inc	11,490
232,000		Forhouse Corp	218
110,852	*	Formfactor, Inc	1,474
222,000		Formosa Advanced Technologies Co Ltd	274
37,000		Foxsemicon Integrated Technology, Inc	229
11,560,308	*,e	GCL Poly Energy Holdings Ltd	1,086
14,952	*,e	GemVax & Kael Co Ltd	175
20,686		Giga Solar Materials Corp	109
321,454	*	Gintech Energy Corp	137
55,000		Global Unichip Corp	492
560,000		Globalwafers Co Ltd	9,271
363,433		Globetronics Technology BHD	199
739,000		Greatek Electronics, Inc	1,309
341,000		Hana Microelectronics PCL (Foreign)	339
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,479		Hanmi Semiconductor Co Ltd	$117
4,673	*	Hansol LCD, Inc	40
143,000		Holtek Semiconductor, Inc	347
769,000	g	Hua Hong Semiconductor Ltd	2,628
771,055		Hynix Semiconductor, Inc	59,186
38,265	*,e	Ichor Holdings Ltd	812
27,681	*,e	Impinj, Inc	612
1,129,620		Infineon Technologies AG.	28,694
3,691	*	Innox Advanced Materials Co Ltd	189
745,438	*,e	Inphi Corp	24,309
263,512	*	Integrated Device Technology, Inc	8,401
12,396,903		Intel Corp	616,250
392,085	*,e	IQE plc	526
323,100	*,e	JA Solar Holdings Co Ltd (ADR)	2,200
72,100		Japan Material Co Ltd	1,112
102,500	*,e	JinkoSolar Holding Co Ltd (ADR)	1,411
23,419		Jusung Engineering Co Ltd	172
4,018		KC Tech Co Ltd	83
787,000		King Yuan Electronics Co Ltd	715
174,000		Kinsus Interconnect Technology Corp	298
481,633		Kla-Tencor Corp	49,382
8,020		Koh Young Technology, Inc	733
93,337	*,e	Kopin Corp	267
8,300		L&F Co Ltd	377
476,956		Lam Research Corp	82,442
43,800		Land Mark Optoelectronics Corp	408
39,635,000	*	Landing International Development Ltd	603
26,300		Lasertec Corp	737
1,008,570	*	Lattice Semiconductor Corp	6,616
6,256		LEENO Industrial Inc	353
189,726	*	Lextar Electronics Corp	119
131,048		Lite-On Semiconductor Corp	183
36,500		LONGi Green Energy Technology Co Ltd	92
28,000		Machvision, Inc	398
68,378	*,e	MA-COM Technology Solutions	1,575
1,447,000	*	Macronix International	2,052
207,700		Malaysian Pacific Industries BHD	526
2,500,501		Marvell Technology Group Ltd	53,611
782,400		Maxim Integrated Products, Inc	45,896
94,801	*	MaxLinear, Inc	1,478
5,240,594		MediaTek, Inc	51,442
2,006		Meerecompany, Inc	254
81,400	e	Megachips Corp	2,164
30,450		Melexis NV	2,819
103,639	*	Mellanox Technologies Ltd	8,737
318,574	*,e	Meyer Burger Technology AG.	300
370,298	e	Microchip Technology, Inc	33,679
2,917,569	*,n	Micron Technology, Inc	152,997
15,400		Micronics Japan Co Ltd	137
40,400		Mimasu Semiconductor Industry Co Ltd	649
13,800	e	Mitsui High-Tec, Inc	175
92,035		MKS Instruments, Inc	8,808
122,856		Monolithic Power Systems, Inc	16,422
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,118	*	Motech Industries, Inc	$49
53,348	*	Nanometrics, Inc	1,889
7,265,000		Nanya Technology Corp	19,721
160,324	*	Neo Solar Power Corp	53
52,606	*,e	NeoPhotonics Corp Ltd	328
76,460	*,e	Nordic Semiconductor ASA	487
59,526	*	Nova Measuring Instruments Ltd	1,629
1,751,752		Novatek Microelectronics Corp Ltd	7,883
2,500		Nuflare Technology, Inc	153
60,000		Nuvoton Technology Corp	124
7,021		NVE Corp	855
1,801,752		NVIDIA Corp	426,835
1,025,634	*	NXP Semiconductors NV	112,071
1,531,172	*	ON Semiconductor Corp	34,046
21,440		On-Bright Electronics, Inc	199
7,200	*,e	Optorun Co Ltd	275
149,127		Orise Technology Co Ltd	130
240,000	*	Pan Jit International, Inc	448
47,401		Parade Technologies Ltd	793
41,753	*	PDF Solutions, Inc	500
123,895		Phison Electronics Corp	977
218,931	*	Photronics, Inc	1,746
82,613		Pixart Imaging, Inc	308
51,433		Power Integrations, Inc	3,757
589,397		Powertech Technology, Inc	1,708
9,049		PSK, Inc	207
244,580	*	Qorvo, Inc	19,608
3,120,496	n	QUALCOMM, Inc	175,122
2,437,000		Radiant Opto-Electronics Corp	4,869
240,845	*	Rambus, Inc	3,020
377,333		Realtek Semiconductor Corp	1,371
1,282,788	*,e	REC Silicon ASA	144
392,385	*	Renesas Electronics Corp	3,836
430,408		Rohm Co Ltd	35,967
2,700	*,e	RS Technologies Co Ltd	139
270,311	*	Rudolph Technologies, Inc	8,001
7,209,062		Samsung Electronics Co Ltd	301,984
1,029,941		Samsung Electronics Co Ltd (Preference)	34,780
55,938		Sanan Optoelectronics Co Ltd	162
62,000		Sanken Electric Co Ltd	328
81,000		SDI Corp	223
2,460,047	*,e	Semiconductor Manufacturing International Corp	3,187
378,848	*	Semtech Corp	17,825
23,754		Seoul Semiconductor Co Ltd	354
166,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	169
9,600		Shindengen Electric Manufacturing Co Ltd	458
980,000	*,e	Shinkawa Ltd	7,543
419,800		Shinko Electric Industries	3,747
28,000		ShunSin Technology Holding Ltd	142
88,743	*	Sigma Designs, Inc	541
217,000		Sigurd Microelectronics Corp	270
40,934		Silergy Corp	995
82,799	*	Silicon Laboratories, Inc	8,247
7,220		Silicon Works Co Ltd	234
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,495		Siltronic AG.	$22,949
347,000		Sino-American Silicon Products, Inc	1,393
181,000		Sitronix Technology Corp	697
364,908		Skyworks Solutions, Inc	35,268
72,316		SMA Solar Technology AG.	2,982
49,675	*,e	SMART Global Holdings, Inc	1,583
13,039	*	SOITEC	1,093
896,624		STMicroelectronics NV	19,908
46,810	*	STS Semiconductor & Telecommunications	80
223,234	e	Sumco Corp	4,484
91,776	*,e	SunPower Corp	704
898,300		SVI PCL (Foreign)	111
689,000		Taiwan Semiconductor Co Ltd	1,947
31,785,058		Taiwan Semiconductor Manufacturing Co Ltd	225,708
322,613		Teradyne, Inc	12,282
8,384		TES Co Ltd	176
1,911,085		Texas Instruments, Inc	210,697
2,826		Tokai Carbon Korea Co Ltd	164
152,446		Tokyo Electron Ltd	26,168
53,300		Tokyo Seimitsu Co Ltd	1,757
673,550		Topco Scientific Co Ltd	1,763
14,911	e	Toptec Co Ltd	326
220,496	*	Tower Semiconductor Ltd	4,919
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
4,861	e	U-Blox AG.	963
57,600		UKC Holdings Corp	1,172
56,628	*	Ultra Clean Holdings	940
90,900	e	Ulvac, Inc	3,468
621,900		Unisem M BHD	355
9,805,871		United Microelectronics Corp	5,494
136,456	e	Universal Display Corp	11,735
711,228		Vanguard International Semiconductor Corp	1,625
73,107	*	Veeco Instruments, Inc	1,042
317,777		Versum Materials, Inc	11,805
87,000	*	Via Technologies, Inc	144
101,068		Visual Photonics Epitaxy Co Ltd	380
101,200		ViTrox Corp BHD	140
307,975	*	Wafer Works Corp	627
369,000		Win Semiconductors Corp	2,642
2,398,832		Winbond Electronics Corp	1,528
16,669		WONIK IPS Co Ltd	420
126,927	*	Xcerra Corp	1,773
93,298	*,e,g	X-Fab Silicon Foundries SE	938
780,189		Xilinx, Inc	50,915
103,000	*	XinTec, Inc	205
2,594,000	e	Xinyi Solar Holdings Ltd	795
74,683		Xperi Corp	1,202
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,408,029

SOFTWARE & SERVICES - 13.1%
42,000	*,e	21Vianet Group, Inc (ADR)	407
91,069	*	2U, Inc	7,610
156,400	*	58.COM, Inc (ADR)	10,845
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,849	*	8x8, Inc	$2,724
250,756	*	A10 Networks, Inc	1,562
1,652,400		Accenture plc	270,316
173,987	*	ACI Worldwide, Inc	4,292
2,396,097		Activision Blizzard, Inc	182,870
120,310	*	Acxiom Corp	3,603
14,513		Addcn Technology Co Ltd	131
1,075,287	*	Adobe Systems, Inc	262,166
5,992	*,g	Adyen NV	3,301
78,211	*,e	Afterpay Touch Group Ltd	542
2,200,000	*,e	AGTech Holdings Ltd	224
4,046		Ahnlab, Inc	185
3,700		Aisino Corp	14
283,523	*	Akamai Technologies, Inc	20,762
3,200	*	Akatsuki, Inc	120
46,729	*,e	Alarm.com Holdings, Inc	1,887
53,147	*,g	Alfa Financial Software Holdings plc	123
2,216,856	*	Alibaba Group Holding Ltd (ADR)	411,293
159,630		Alliance Data Systems Corp	37,226
249,787		Alpha Systems, Inc	5,179
768,105	*	Alphabet, Inc (Class A)	867,336
1,051,531	*	Alphabet, Inc (Class C)	1,173,141
69,392	*	Altair Engineering, Inc	2,372
38,799	e	Alten	3,988
42,393	*,e	Alteryx, Inc	1,618
578,772		Altium Ltd	9,619
185,540		Altran Technologies S.A.	2,682
450,566		Amadeus IT Holding S.A.	35,429
78,302	*	Amber Road, Inc	737
205,361		Amdocs Ltd	13,593
41,760	*	American Software, Inc (Class A)	608
181,526	*,e	ANGI Homeservices, Inc	2,792
109,621	*	Ansys, Inc	19,094
63,202		Appen Ltd	624
78,025	*	Appfolio, Inc	4,771
88,736	*	Apptio, Inc	3,212
199,780	*	Aspen Technology, Inc	18,528
206,921		Asseco Poland S.A.	2,204
15,146	*	Asure Software, Inc	242
7,100		Ateam, Inc	151
88,212	*	Atlassian Corp plc	5,515
74,045		Atos Origin S.A.	10,068
12,641		Aubay	527
1,118,190	g	Auto Trader Group plc	6,267
207,065	*	Autodesk, Inc	27,144
94,533		Autohome, Inc (ADR)	9,548
964,855		Automatic Data Processing, Inc	129,426
158,788	*	Avaya Holdings Corp	3,188
37,748		Aveva Group plc	1,335
4,064	e	Axway Software S.A.	92
607,870	*	Baidu, Inc (ADR)	147,712
15,800	*,e	Baozun, Inc (ADR)	864
23,100		Bechtle AG.	1,776
2,600		Beijing Shiji Information Technology Co Ltd	11
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,030	*,e	Benefitfocus, Inc	$1,715
16,600	*,e	Bitauto Holdings Ltd (ADR)	395
517,261	*	Black Knight, Inc	27,699
73,181		Blackbaud, Inc	7,497
557,719	*	Blackberry Ltd (New)	5,379
349,081	*	Blackline, Inc	15,161
71,175	*	Blucora, Inc	2,634
463,184	*,e	Blue Prism Group plc	11,082
665,590		Booz Allen Hamilton Holding Co	29,106
60,958	*	Bottomline Technologies, Inc	3,038
490,896	*	Box, Inc	12,268
273,000	*,e	Boyaa Interactive International Ltd	82
86,816	*	Brightcove, Inc	838
58,600		Broadleaf Co Ltd	354
264,346		Broadridge Financial Solutions, Inc	30,426
19,900		Brogent Technologies, Inc	129
517,221		CA, Inc	18,439
160,000		CAC Holdings Corp	1,566
49,379	*	CACI International, Inc (Class A)	8,323
837,062	*	Cadence Design Systems, Inc	36,253
3,678	*	Cafe24 Corp	591
22,185		Cancom SE	2,254
275,381		Cap Gemini S.A.	36,904
401,172		Capcom Co Ltd	9,865
12,464	*	Carbon Black, Inc	324
40,342	*	Carbonite, Inc	1,408
8,540	*,e	Cardlytics, Inc	186
61,090	*	Cardtronics plc	1,477
385,575	*	Care.com, Inc	8,051
74,562	*,e	Cargurus, Inc	2,590
110,465	*,e	Cars.com, Inc	3,136
358,922		carsales.com Ltd	4,012
17,618		Cass Information Systems, Inc	1,213
25,285	*,e	Catena Media plc	345
57,099	*	CD Projekt Red S.A.	2,449
240,123		CDK Global, Inc	15,620
35,522	*,e	Ceridian HCM Holding, Inc	1,179
202,258	*	CGI Group, Inc	12,817
11,300	e	Changyou.com Ltd (ADR)	188
43,000	*	Chanjet Information Technology Co Ltd	63
113,093	*	ChannelAdvisor Corp	1,589
167,610	*	Check Point Software Technologies	16,372
1,278,000	e	Chinasoft International Ltd	994
1,066,613		Cielo S.A.	4,546
59,364	*	Cision Ltd	888
322,210	*	Citrix Systems, Inc	33,781
156,808	*	Cloudera, Inc	2,139
1,389,548		Cognizant Technology Solutions Corp (Class A)	109,760
25,800	e	COLOPL, Inc	175
7,245		Com2uSCorp	1,092
117,299	*	Commvault Systems, Inc	7,724
486,705		Computacenter plc	9,273
8,700	*	Computer Engineering & Consulting Ltd	320
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

658,695		Computershare Ltd	$8,973
6,700	*,e	Comture Corp	165
210,545	*	Conduent, Inc	3,826
55,418		Constellation Software, Inc	42,978
38,154		ConvergeOne Holdings, Inc	358
264,503		Convergys Corp	6,464
35,000	e	COOKPAD, Inc	161
81,340	*	Cornerstone OnDemand, Inc	3,858
194,382	*	Coupa Software, Inc	12,098
65,000	e	CROOZ, Inc	1,195
108,358		CSG Systems International, Inc	4,429
88,776	*,e	CyberArk Software Ltd	5,589
657,188		Dassault Systemes S.A.	91,969
329,000		Datasonic Group BHD	71
71,026	*,g	Delivery Hero AG.	3,765
331,235	*	Dell Technologies, Inc-VMware Inc	28,016
213,600		Dena Co Ltd	4,000
473,884	*	Descartes Systems Group, Inc	15,439
6,540		Devoteam S.A.	743
15,932	*,e	Digimarc Corp	427
6,000	e	Digital Arts, Inc	324
429,000	*,e	Digital China Holdings Ltd	235
22,600		Digital Garage, Inc	876
18,200	e	Dip Corp	467
122,913	*,e	DocuSign, Inc	6,508
286,580		Domain Holdings Australia Ltd	682
3,981		DoubleUGames Co Ltd	192
14,376	*,e	Dropbox, Inc	466
56,800		DTS Corp	2,107
15,628		DuzonBIzon Co Ltd	869
4,249,389		DXC Technology Co	342,543
3,921,037	*	eBay, Inc	142,177
36,658	e	Ebix, Inc	2,795
23,634		eClerx Services Ltd	448
80,123		Econocom Group S.A.	440
131,426	*	EDB Business Partner ASA	476
27,286	*,e	eGain Corp	412
988,136	*	Electronic Arts, Inc	139,347
51,978	*,e	Ellie Mae, Inc	5,397
111,572		Ementor ASA	1,607
331,142	*	Endurance International Group Holdings, Inc	3,295
45,700		Enghouse Systems Ltd	2,669
130,000	*,e	Enigmo, Inc	2,077
67,208	*	Envestnet, Inc	3,693
80,886		EOH Holdings Ltd	191
453,668	*	EPAM Systems, Inc	56,405
857,344	g	Equiniti Group plc	2,783
641,884	*	Etsy, Inc	27,081
90,874	*	Euronet Worldwide, Inc	7,613
39,817	*	Everbridge, Inc	1,888
549,217	*	Everi Holdings, Inc	3,954
303,329		EVERTEC, Inc	6,628
12,986	*	Evo Payments, Inc	267
87,849	*	Exela Technologies, Inc	417
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,371	*	ExlService Holdings, Inc	$6,475
26,000	e	F@N Communications, Inc	175
6,903,240	*	Facebook, Inc	1,341,438
51,922	*	Fair Isaac Corp	10,038
185,800	*,e	Fang Holdings Ltd (ADR)	721
2,300	*,e	FFRI, Inc	63
657,444		Fidelity National Information Services, Inc	69,709
324,406	*	FireEye, Inc	4,993
159,219	*	First American Corp	8,263
1,243,040	*	First Data Corp	26,017
112,928	*	Firstsource Solutions Ltd	116
728,593	*	Fiserv, Inc	53,981
310,586	*	Five9, Inc	10,737
219,733	*	FleetCor Technologies, Inc	46,287
166,484	*,e	ForeScout Technologies, Inc	5,704
9,519		Formula Systems 1985 Ltd	344
347,952	*	Fortinet, Inc	21,723
10,365	*,e	Frontier Developments plc	182
46,325		F-Secure Oyj	203
61,800		FUJI SOFT, Inc	2,605
9,729,012		Fujitsu Ltd	58,875
4,200		Fukui Computer Holdings, Inc	69
31,996	*,e	Fusion Telecommunications International, Inc	126
51,800		Future Architect, Inc	636
8,474	*	GameHi Co Ltd	63
2,568	*	Gamevil, Inc	125
282,306	*,e	Gaming Innovation Group, Inc	165
280,707	*	Gartner, Inc	37,306
80,501		GB Group plc	634
198,600	*,e	GDS Holdings Ltd (ADR)	7,962
433,156		Genpact Ltd	12,531
29,040		GFT Technologies AG.	376
296,654	*,e,g	Global Dominion Access S.A.	1,602
249,878		Global Payments, Inc	27,859
166,799	*	Glu Mobile, Inc	1,069
78,300	e	GMO internet, Inc	1,858
11,700	e	GMO Payment Gateway, Inc	1,347
537,589		Gocompare.Com Group plc	927
684,896	*	GoDaddy, Inc	48,354
88,945	*,e	Gogo, Inc	432
14,600		Gourmet Navigator, Inc	120
81,250	*,e	Gravity Co Ltd (ADR)	4,769
71,500	e	Gree, Inc	382
3,133,717	*,a	GreenSky, Inc	66,278
633,306	*,e	GrubHub, Inc	66,440
12,198	*	G-treeBNT Co Ltd	381
53,017	*,e	GTT Communications, Inc	2,386
1,025,760	*	Guidewire Software, Inc	91,067
224,200	e	GungHo Online Entertainment Inc	570
9,900	*,e	Gunosy, Inc	127
9,969		Haansoft, Inc	158
125,582		Hackett Group, Inc	2,018
245,535		Hansen Technologies Ltd	572
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

344,500	e	HC International, Inc	$201
689,415		HCL Technologies Ltd	9,315
9,900		Hearts United Group Co Ltd	140
64,581		Hexaware Technologies Ltd	432
1,236,000	*	Hi Sun Technology China Ltd	181
542,706	*,e	Hortonworks, Inc	9,888
54,958	*,e	HubSpot, Inc	6,892
1,500		Hundsun Technologies, Inc	12
877,337	*	IAC/InterActiveCorp	133,785
45,500		Iflytek Co Ltd	219
2,787,000		IGG, Inc	3,547
316,762	*	Imperva, Inc	15,284
72,419	*	Indra Sistemas S.A.	864
518,500		Ines Corp	4,960
217,186		Inesa Intelligent Tech, Inc - B	120
93,504		Info Edge India Ltd	1,619
7,700		Infocom Corp	211
172,560	e	Infomart Corp	2,288
46,855	*	Information Services Group, Inc	192
6,700		Information Services International-Dentsu Ltd	202
2,285,442		Infosys Technologies Ltd	43,814
47,622	*	Instructure, Inc	2,026
68,372		Integrated Research Ltd	157
31,412	*	Internap Corp	327
1,226,502		International Business Machines Corp	171,342
40,000		International Games System Co Ltd	233
13,800		Internet Initiative Japan, Inc	277
59,584	*	InterXion Holding NV	3,719
1,068,093		Intuit, Inc	218,217
127,469		iomart Group plc	631
80,321		Iress Market Technology Ltd	716
25,600	e	Istyle, Inc	281
172,530		IT Holdings Corp	7,929
309,300		Itochu Techno-Science Corp	5,335
2,600	*	Itokuro, Inc	165
71,054		j2 Global, Inc	6,154
77,580		Jack Henry & Associates, Inc	10,113
21,780	*	Just Dial Ltd	177
490,637	*	Just Eat plc	5,031
17,600		Justsystems Corp	361
148,363		Kainos Group plc	783
109,220		Kakaku.com, Inc	2,459
37,520		Kakao Corp	3,853
6,700		Kanematsu Electronics Ltd	245
7,292	*	KCP Co Ltd	84
31,160		Keywords Studios plc	734
71,299		Kginicis Co Ltd	1,388
100,224	*	Kinaxis, Inc	6,747
2,310,000		Kingdee International Software Group Co Ltd	2,353
856,061		Kingsoft Corp Ltd	2,584
19,500	e	KLab, Inc	258
119,668		Konami Corp	6,081
7,646	*	Korea Information & Communications Co Ltd	69
441,926		KPIT Cummins Infosystems Ltd	1,755
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,984	g	Larsen & Toubro Infotech Ltd	$1,856
32,852	*	Leaf Group Ltd	356
170,012		Learning Technologies Group plc	251
349,047		Leidos Holdings, Inc	20,594
705,000	*,e	Leyou Technologies Holdings Ltd	217
1,248,546	*	Limelight Networks, Inc	5,581
55,100	*,e	LINE Corp	2,275
274,030		Link Administration Holdings Ltd	1,485
81,167		Linx S.A.	371
42,141	*	Liquidity Services, Inc	276
165,833	*	Liveperson, Inc	3,499
263,276		LogMeIn, Inc	27,183
12,085	*	Logo Yazilim Sanayi Ve Ticaret AS.	111
9,434	*	Majesco	58
116,623	*	Manhattan Associates, Inc	5,482
40,376		Mantech International Corp (Class A)	2,166
55,500	*	MarkLines Co Ltd	1,245
121,300		Marvelous, Inc	998
2,811,973		MasterCard, Inc (Class A)	552,609
700,068	*,e	Match Group, Inc	27,121
72,857		Matrix IT Ltd	777
205,510		MAXIMUS, Inc	12,764
264,557	*	Meet Group, Inc	1,185
17,600	*,e	Mercari, Inc	721
362,883		Micro Focus International plc	6,297
812		Micro Focus International plc (ADR)	14
20,292,383	n	Microsoft Corp	2,001,032
45,825	*	MicroStrategy, Inc (Class A)	5,854
65,167	*	MINDBODY, Inc	2,515
151,055		MindTree Ltd	2,175
10,200		Miroku Jyoho Service Co Ltd	256
62,500	*	Mitek Systems, Inc	556
28,000		Mitsubishi Research Institute, Inc	1,280
25,200		Mixi Inc	637
334,939	*,e	MobileIron, Inc	1,491
399,030	*	Model N, Inc	7,422
117,700	*	Momo, Inc (ADR)	5,120
4,700	*	Money Forward, Inc	232
42,426	*	MoneyGram International, Inc	284
1,430,192		Moneysupermarket.com Group plc	5,944
130,468		Monotype Imaging Holdings, Inc	2,649
142,678		Mphasis Ltd	2,258
11,600		MTI Ltd	65
2,939,600		My EG Services BHD	701
249,131		MYOB Ltd	532
852,000	*,†,e,m	National Agricultural Holdings Ltd	1
30,039		Naver Corp	20,556
151,727	e	NCC Group plc	408
14,189		NCsoft	4,722
14,300		NEC Networks & System Integration Corp	321
11,261		Nemetschek AG.	1,350
300,700		NET One Systems Co Ltd	5,162
136,000	e	NetDragon Websoft, Inc	299
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,000	e	Netease.com (ADR)	$19,961
302,080		NetEnt AB	1,605
67,227	*	New Relic, Inc	6,762
495,328	*	Nexon Co Ltd	7,187
240,522	*	NEXTDC Ltd	1,342
7,465	*	NHN Entertainment Corp	434
94,907		NIC, Inc	1,476
55,886	*	Nice Systems Ltd	5,784
254,700		Nihon Unisys Ltd	6,387
159,557		NIIT Technologies Ltd	2,557
309,417		Nintendo Co Ltd	101,003
19,600		Nippon System Development Co Ltd	446
81,813		Nomura Research Institute Ltd	3,958
18,100		NS Solutions Corp	455
466,235		NTT Data Corp	5,363
347,749	*	Nuance Communications, Inc	4,829
496,144	*	Nutanix, Inc	25,586
5,900		OBIC Business Consultants Ltd	418
51,870		Obic Co Ltd	4,285
137,873	*	Okta, Inc	6,945
44,559	*	OneMarket Ltd	42
47,829	*	OneSpan, Inc	940
444,390	e	Open Text Corp	15,641
61,634	*,e	Opera Software ASA	163
7,976,973		Oracle Corp	351,465
64,044		Oracle Corp Japan	5,220
77,490		Otsuka Corp	3,034
2,686,516	*,e	Pandora Media, Inc	21,170
51,958		Paradox Interactive AB	1,075
17,955	*,e	Park City Group, Inc	142
711,527		Paychex, Inc	48,633
79,307	*,e	Paycom Software, Inc	7,838
61,147	*	Paylocity Holding Corp	3,599
5,718,068	*	PayPal Holdings, Inc	476,143
61,780		PC Home Online	260
263,000		PCA Corp	4,243
6,060	*	Pearl Abyss Corp	1,224
131,321		Pegasystems, Inc	7,196
161,945	*	Perficient, Inc	4,271
49,330		Persistent Systems Ltd	585
597,171		Perspecta, Inc	12,272
23,312	*	PFSweb, Inc	227
20,900	*	Phoenix New Media Ltd (ADR)	89
2,100	*,e	PKSHA Technology, Inc	257
32,306		POSDATA Co Ltd	197
46,598	*	Presidio, Inc	610
31,652	*	PRGX Global, Inc	307
103,403		Progress Software Corp	4,014
560,322	*	Proofpoint, Inc	64,611
41,238	*	PROS Holdings, Inc	1,508
365,553	*	PTC, Inc	34,293
55,640	*	Q2 Holdings, Inc	3,174
15,037		QAD, Inc (Class A)	754
72,689	*	Qualys, Inc	6,128
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

168,619	*	QuinStreet, Inc	$2,141
121,230	*	Quotient Technology, Inc	1,588
8,500	*	Rakus Co Ltd	146
242,784	*	Rapid7, Inc	6,851
53,834		REA Group Ltd	3,613
111,342	*	RealPage, Inc	6,135
193,102	*,n	Red Hat, Inc	25,947
13,892		Reis, Inc	303
41,818	*,e	Remark Holdings, Inc	164
18,400	e	Remixpoint, Inc	181
1,790,000	*,e	Rentian Technology Holdings Ltd	76
52,029		Reply S.p.A	3,528
19,249		RIB Software AG.	446
216,888		Rightmove plc	15,161
14,995	*	Rimini Street, Inc	98
361,971	*	RingCentral, Inc	25,465
43,644	*,g	Rocket Internet SE	1,397
70,853	*	Rosetta Stone, Inc	1,136
1,085,334		Sabre Corp	26,743
30,977	e	SafeCharge International Group Ltd	145
978,015		Sage Group plc	8,078
56,909	*	SailPoint Technologies Holding, Inc	1,397
14,607		Saipens International Corp NV	142
5,791,265	*,n	salesforce.com, Inc	789,929
30,547		Samsung SDS Co Ltd	5,485
1,147,338		SAP AG.	132,423
82,499		Science Applications International Corp	6,677
491,887	g	Scout24 AG.	26,035
437,200	*,e	Sea Ltd (ADR)	6,558
12,435	*,e	SecureWorks Corp	155
60,797	*	SendGrid, Inc	1,612
1,563,616	*	ServiceNow, Inc	269,677
114,926	*	ServiceSource International LLC	453
19,240		Shanghai 2345 Network Holding Group Co Ltd	12
67,223	*	SHIFT, Inc	2,974
51,800	*,e	Shopify, Inc (Class A)	7,557
105,885	*	Shopify, Inc (Class A) (Toronto)	15,441
11,171	*	ShotSpotter, Inc	424
28,091	*	Shutterstock, Inc	1,333
512,760	e	Silverlake Axis Ltd	197
23,916		SimCorp AS	1,932
94,094	*	Sina Corp	7,969
387,600	e	Sinosoft Technology Group Ltd	146
36,600		SMS Co Ltd	667
406,473		Softcat plc	4,101
29,059		Software AG.	1,351
66,540		Soft-World International Corp	169
19,700	*	Sohu.com Ltd (ADR)	699
13,065	*	Solutions 30 SE	630
22,727	*	Sonata Software Ltd	104
307,381		Sonda S.A.	456
192,261	g	Sophos Group plc	1,617
36,877		Sopra Group S.A.	7,503
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

336,281	*	Splunk, Inc	$33,329
29,113	*	Spotify Technology S.A.	4,898
67,788	*	SPS Commerce, Inc	4,981
50,227		Square Enix Co Ltd	2,463
543,311	*	Square, Inc	33,490
508,425		SS&C Technologies Holdings, Inc	26,387
31,994	*	Stamps.com, Inc	8,096
130,442	*,e	Starbreeze AB	153
10,674	*,e	Stillfront Group AB	261
64,242		Sumisho Computer Systems Corp	2,983
962,000		SUNeVision Holdings Ltd	568
64,377	e	Switch, Inc	784
59,736	*	Sykes Enterprises, Inc	1,719
745,100		Symantec Corp	15,386
1,052,314	*	Synopsys, Inc	90,047
322,153		Syntel, Inc	10,338
118,100		Systena Corp	1,204
810,000		Systex Corp	1,750
69,536	*	Tableau Software, Inc	6,797
12,697	*,g	Takeaway.com Holding BV	848
674,748	*	Take-Two Interactive Software, Inc	79,863
1,437,444		Tata Consultancy Services Ltd	38,768
55,020		Tata Elxsi Ltd	1,073
790,362		Tech Mahindra Ltd	7,558
200,208	e	Technology One Ltd	629
48,870	*	TechTarget, Inc	1,388
20,800		Tecmo Koei Holdings Co Ltd	408
101,507	*	Telaria, Inc	410
48,375	*	TeleNav, Inc	271
64,226		Temenos Group AG.	9,659
10,080,976		Tencent Holdings Ltd	506,220
2,655,209	*	Teradata Corp	106,607
414,000	g	Tian GE Interactive Holdings Ltd	307
35,858		Tietoenator Oyj	1,159
573,959		TiVo Corp	7,720
9,100		TKC	339
598,748		Total System Services, Inc	50,606
79,500		Totvus S.A.	558
143,584	*,e	Trade Desk, Inc	13,468
13,600		Trans Cosmos, Inc/Japan	326
371,632		Travelport Worldwide Ltd	6,890
946,000		Travelsky Technology Ltd	2,746
7,350	*	Travelzoo, Inc	126
112,584		Trend Micro, Inc	6,409
186,693	*,e	TrueCar, Inc	1,884
31,522		TTEC Holdings, Inc	1,089
14,406	*,e	Tucows, Inc	874
235,711	*	Twilio, Inc	13,205
3,429,988	*	Twitter, Inc	149,788
67,112	*	Tyler Technologies, Inc	14,906
169,579	*	Ubisoft Entertainment	18,536
54,338	*	Ultimate Software Group, Inc	13,982
276,419	*,e	Unisys Corp	3,566
95,284		United Internet AG.	5,440
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,700	e	UNITED, Inc	$161
68,472	*	Upland Software, Inc	2,353
464,264	*	Vakrangee Ltd	453
127,605	*	Varonis Systems, Inc	9,507
208,229	*	Verint Systems, Inc	9,235
292,528	*	VeriSign, Inc	40,199
10,661	*,e	Veritone, Inc	179
69,053	*,e	VirnetX Holding Corp	235
87,319	*	Virtusa Corp	4,251
6,416,594		Visa, Inc (Class A)	849,878
331,287	*	VMware, Inc (Class A)	48,689
61,281	*	Website Pros, Inc	1,584
9,655	*	Webzen, Inc	209
222,256	*,e	Weibo Corp (ADR)	19,727
5,851		WeMade Entertainment Co Ltd	249
1,471,736		Western Union Co	29,920
144,644	*	WEX, Inc	27,552
1,541,770		Wipro Ltd	5,880
172,443		Wirecard AG.	27,594
51,532	e	Wisetech Global Ltd	596
24,010	*	Wix.com Ltd	2,408
124,920	*	Workday, Inc	15,130
181,055	*	Workiva, Inc	4,418
31,613	*,g	Worldline S.A.	1,787
518,652	*	Worldpay, Inc	42,415
264	*	Xero Ltd	9
1,645		XING AG.	530
79,270	*	XO Group, Inc	2,537
19,800	*,e	Xunlei Ltd (ADR)	212
8,300,000		Xurpas, Inc	513
362,931	e	Yahoo! Japan Corp	1,202
123,522	*	Yelp, Inc	4,840
546,545	*,e	Yext, Inc	10,570
47,900	*	YY, Inc (ADR)	4,813
460,090	*	Zendesk, Inc	25,070
7,138		Zensar Technologies Ltd	133
60,900	*,e	ZIGExN Co Ltd	486
101,774	*	Zillow Group, Inc	6,081
212,597	*,e	Zillow Group, Inc (Class C)	12,556
147,087	*	Zix Corp	793
180,459	g	ZPG plc	1,160
711,498	*,e	Zscaler, Inc	25,436
3,671,169	*	Zynga, Inc	14,942
		TOTAL SOFTWARE & SERVICES	16,017,607

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
163,223	*,e	3D Systems Corp	2,254
701,922		AAC Technologies Holdings, Inc	9,857
51,224	*	accesso Technology Group plc	1,704
2,480,292		Accton Technology Corp	7,152
12,779,762		Acer, Inc	10,422
77,492		Adlink Technology, Inc	137
146,291		Adtran, Inc	2,172
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,372	*	ADVA AG. Optical Networking	$195
23,000		Advanced Ceramic X Corp	191
172,932		Advantech Co Ltd	1,139
305,230	*,e	Aerohive Networks, Inc	1,212
23,857	*	Agilysys, Inc	370
20,800		Ai Holdings Corp	450
165,400		Alpha Networks, Inc	117
589,795		Alps Electric Co Ltd	15,147
12,515		ALSO Holding AG.	1,494
31,400		Amano Corp	742
443,700		Amphenol Corp (Class A)	38,668
327,635	*	Anixter International, Inc	20,739
101,300		Anritsu Corp	1,387
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
13,347,611	d,n	Apple, Inc	2,470,776
27,741	*,e	Applied Optoelectronics, Inc	1,246
320,000		Arcadyan Technology Corp	772
185,147	*	Arista Networks, Inc	47,673
182,114	*	ARRIS International plc	4,452
201,963	*	Arrow Electronics, Inc	15,204
138,000		Asia Optical Co, Inc	425
4,398,464		Asia Vital Components Co Ltd	4,129
1,711,044		Asustek Computer, Inc	15,614
45,000		Aten International Co Ltd	131
48,047,893		AU Optronics Corp	20,357
151,800		Aurora Corp	449
15,013	e	Austria Technologie & Systemtechnik AG.	277
49,561	*	Avid Technology, Inc	258
293,399		Avnet, Inc	12,584
78,081		AVX Corp	1,224
43,181		Badger Meter, Inc	1,930
17,010		Barco NV	2,076
708		Basler AG.	137
14,302		Bel Fuse, Inc (Class B)	299
63,543	e	Belden CDT, Inc	3,884
218,945		Benchmark Electronics, Inc	6,382
10,845,000		Benq Corp	7,642
14,434	*	BH Co Ltd	317
53,200		BOE Technology Group Co Ltd	28
230,959		Brother Industries Ltd	4,550
715,000	e	BYD Electronic International Co Ltd	973
53,022	*	CalAmp Corp	1,242
1,550,706		CalComp Electronics Thailand PCL	84
67,394	*	Calix, Inc	526
1,906,000	*,e	Camsing International Holding Ltd	1,698
73,900		Canon Electronics, Inc	1,487
660,548	e	Canon, Inc	21,660
264,000	*	Career Technology Co Ltd	542
21,960	*	Casa Systems, Inc	359
104,943		Casetek Holdings Ltd	255
518,857		Catcher Technology Co Ltd	5,793
174,000	e	Catic Shenzhen Holdings Ltd	99
734,554		CDW Corp	59,345
397,819	*	Celestica, Inc	4,730
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,602		Cheng Uei Precision Industry Co Ltd	$237
745,452		Chicony Electronics Co Ltd	1,678
131,000		Chilisin Electronics Corp	766
1,138,000	e	China Aerospace International Holdings Ltd	110
462,000		China All Access Holdings Ltd	47
489,600	*,†,m	China Fiber Optic Network System Group Ltd	1
3,380,000	*,e	China Innovationpay Group Ltd	404
1,882,000	g	China Railway Signal & Communication Corp Ltd	1,332
226,000		Chin-Poon Industrial Co	286
254,840		Chroma ATE, Inc	1,368
11,000		Chunghwa Precision Test Tech Co Ltd	290
1,024,097	*	Ciena Corp	27,149
20,006,855		Cisco Systems, Inc	860,895
1,819,254		Citizen Watch Co Ltd	11,929
16,208	*,e	Clearfield, Inc	179
341,393		Clevo Co	384
1,011,394	*	CMC Magnetics Corp	298
28,300		CMK Corp	180
442,220		Cognex Corp	19,727
24,871	*	Coherent, Inc	3,890
765,089	e	Comba Telecom Systems Holdings Ltd	109
4,095		Comet Holding AG.	441
114,146	*	CommScope Holding Co, Inc	3,334
3,378,688		Compal Electronics, Inc	2,126
3,655,000		Compeq Manufacturing Co	3,872
66,426		Comtech Telecommunications Corp	2,118
23,250		Concraft Holding Co Ltd	223
243,197	*	Control4 Corp	5,912
2,615,399	*,†,e,m	Coolpad Group Ltd	180
1,695,000		Coretronic Corp	2,362
1,412,870		Corning, Inc	38,868
104,000		Co-Tech Development Corp	128
125,586	*	Cray, Inc	3,089
49,417		CTS Corp	1,779
42,600		Daeduck Electronics Co	319
8,458		Daeduck GDS Co Ltd	101
52,700		Daiwabo Co Ltd	2,801
57,305		Daktronics, Inc	488
9,011	*	DASAN Zhone Solutions, Inc	88
42,489		Datalogic S.p.A.	1,566
146,403		DataTec Ltd	226
401,900		Delta Electronics Thai PCL	709
1,615,988		Delta Electronics, Inc	5,792
5,300	e	Denki Kogyo Co Ltd	170
34,000	e	Dexerials Corp	338
112,426	e	Diebold, Inc	1,343
65,537	*	Digi International, Inc	865
103,333		Dolby Laboratories, Inc (Class A)	6,375
194,300		Eastern Communications Co Ltd	100
27,370	*,e	Eastman Kodak Co	104
102,196	*	EchoStar Corp (Class A)	4,538
31,000		Egis Technology, Inc	144
8,771		Eizo Nanao Corp	380
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,600		Elecom Co Ltd	$248
50,097	*	Electro Scientific Industries, Inc	790
2,652,250		Electrocomponents plc	26,441
68,619	*	Electronics for Imaging, Inc	2,234
22,800		Elematec Corp	540
166,654		Elite Material Co Ltd	436
193,390	*	Elitegroup Computer Systems Co Ltd	111
31,822		Ennoconn Corp	461
5,900		Enplas Corp	164
20,609	*	ePlus, Inc	1,939
2,278,845		Ericsson (LM) (B Shares)	17,557
13,700	*	ESPEC Corp	268
45,013	e	Evertz Technologies Ltd	547
7,487		EVS Broadcast Equipment S.A.	171
2,632,848	*	Extreme Networks, Inc	20,957
244,286	*	F5 Networks, Inc	42,127
89,511	*	Fabrinet	3,302
24,714	*	FARO Technologies, Inc	1,343
3,138,000	e	FIH Mobile Ltd	487
175,111	*,e	Finisar Corp	3,152
122,672		Firich Enterprises Co Ltd	234
313,152	*,e	Fitbit, Inc	2,045
209,339		FLEXium Interconnect, Inc	644
285,630		Flir Systems, Inc	14,844
63,310		Flytech Technology Co Ltd	162
4,440		Focus Media Information Technology Co Ltd	6
807,868		Foxconn Technology Co Ltd	1,975
832,143		Fujifilm Holdings Corp	32,456
80,000		Fujitsu Frontech Ltd	1,085
3,721	*	Gemalto NV	216
43,765		Gemalto NV	2,546
178,000		General Interface Solution Holding Ltd	1,152
40,000	*	Genius Electronic Optical Co Ltd	625
2,490,000		Getac Technology Corp	3,591
5,686,000		Gigabyte Technology Co Ltd	12,547
298,313		Halma plc	5,372
79,100		Hamamatsu Photonics KK	3,396
8,900		Hangzhou Hikvision Digital Technology Co Ltd	50
21,727,330		HannStar Display Corp	6,483
403,503	*	Harmonic, Inc	1,715
2,424,635		Hewlett Packard Enterprise Co	35,424
96,405		Hexagon AB (B Shares)	5,357
547,799	*	High Tech Computer Corp	1,021
6,600	*	Hioki EE Corp	277
36,340		Hirose Electric Co Ltd	4,494
665,479		Hitachi High-Technologies Corp	27,072
20,385,249		Hitachi Ltd	143,614
400,400		Hitachi Maxell Ltd	6,737
7,000		Hochiki Corp	140
288,270		Holystone Enterprise Co Ltd	2,306
14,716	*	Homecast Co Ltd	102
20,109,987		Hon Hai Precision Industry Co, Ltd	54,801
62,695		Horiba Ltd	4,382
452,900		Hosiden Corp	3,796
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,046,948		HP, Inc	$46,445
882,500		Ibiden Co Ltd	14,101
5,000		Icom, Inc	122
111,476		ICP Electronics, Inc	136
94,074	*	II-VI, Inc	4,088
15,462	e	Iljin Materials Co Ltd	587
276,561	*,e	Immersion Corp	4,270
1,434,270		Inari Amertron BHD	800
4,843		Inficon Holding AG.	2,462
554,242	*	Infinera Corp	5,504
49,388		Ingenico	4,428
7,174,219		InnoLux Display Corp	2,574
372,821	*	Insight Enterprises, Inc	18,242
308,500		Integrated Micro-Electronics, Inc	81
265,901		InterDigital, Inc	21,511
6,964	*	Interflex Co Ltd	108
2,249,535		Inventec Co Ltd	1,764
68,280	*	IPG Photonics Corp	15,065
12,900		Iriso Electronics Co Ltd	778
9,627		Isra Vision AG.	588
40,200		ITC Networks Corp	698
848,357		ITEQ Corp	1,976
37,779	*,e	Iteris, Inc	183
133,515	*	Itron, Inc	8,018
30,699		Ituran Location and Control Ltd	932
565,949		Jabil Circuit, Inc	15,654
369,000		Japan Aviation Electronics Industry Ltd	5,804
13,900		Japan Cash Machine Co Ltd	155
320,300	*,e	Japan Display, Inc	416
131,722		Jenoptik AG.	5,153
1,406,951		Juniper Networks, Inc	38,579
20,200		Kaga Electronics Co Ltd	479
2,862		Kapsch TrafficCom AG.	129
323,400		KCE Electronics PCL	371
135,779	*	Kemet Corp	3,279
29,234		Keyence Corp	16,488
373,403	*	Keysight Technologies, Inc	22,042
38,563	*	Kimball Electronics, Inc	706
597,500		Kingboard Chemical Holdings Ltd	2,176
1,261,000		Kingboard Laminates Holdings Ltd	1,550
18,411		Kingpak Technology, Inc	120
131,020	*,e	Knowles Corp	2,005
268,900		Koa Corp	6,733
439,422		Konica Minolta Holdings, Inc	4,075
25,330	e	Kudelski S.A.	237
24,681	*	KVH Industries, Inc	331
250,229		Kyocera Corp	14,072
15,551	*,e	Landis&Gyr Group AG.	1,079
124,666		Largan Precision Co Ltd	18,314
358,400	g	Legend Holdings Corp	1,090
839		LEM Holding S.A.	1,250
5,768,753	e	Lenovo Group Ltd	3,105
11,209		LG Innotek Co Ltd	1,454
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,981		LG.Philips LCD Co Ltd	$3,018
1,733,825		Lite-On Technology Corp	2,095
57,333		Littelfuse, Inc	13,082
378,621		Logitech International S.A.	16,588
35,000		Lotes Co Ltd	225
1,086,862	*,e	Lumentum Holdings, Inc	62,929
167,600		Macnica Fuji Electronics Holdings, Inc	2,810
123,300		Marubun Corp	923
28,500		Maruwa Co Ltd	2,278
56,016	*,e	Maxwell Technologies, Inc	291
39,200		Mcj Co Ltd	299
1,648,000	*,e,g	Meitu, Inc	1,433
4,200		Melco Holdings, Inc	156
130,076		Merry Electronics Co Ltd	565
5,012		Mesa Laboratories, Inc	1,058
53,943		Methode Electronics, Inc	2,174
223,433	e	Micronic Laser Systems AB	2,490
553,000		Micro-Star International Co Ltd	1,702
407,181		Mitac Holdings Corp	441
691,836		Motorola, Inc	80,509
26,811	e	MTS Systems Corp	1,412
552,795		Murata Manufacturing Co Ltd	92,801
139,000		Nan Ya Printed Circuit Board Corp	127
18,446	*	Napco Security Technologies, Inc	270
326,391		National Instruments Corp	13,702
102,819	*	NCR Corp	3,083
168,727		NEC Corp	4,624
98,339		Neopost S.A.	2,644
502,666		NetApp, Inc	39,474
62,937	*	Netgear, Inc	3,934
287,420	*	Netscout Systems, Inc	8,536
26,226		Nichicon Corp	330
10,300	e	Nippon Ceramic Co Ltd	268
16,200		Nippon Chemi-Con Corp	630
355,962		Nippon Electric Glass Co Ltd	9,867
26,800		Nippon Signal Co Ltd	260
20,260	e	Nissha Printing Co Ltd	417
42,698	*,e	nLight, Inc	1,412
43,400	e	Nohmi Bosai Ltd	927
7,288,535	e	Nokia Corp	41,909
7,316,446	e	Nokia Oyj (Turquoise)	41,966
28,100	*,e	Noritsu Koki Co Ltd	482
125,285	*	Novanta, Inc	7,805
255,704	*	Oclaro, Inc	2,283
4,100	*,e	Ohara, Inc	119
109,800		Oki Electric Industry Co Ltd	1,227
584,522		Omron Corp	27,229
229,000	*,e	O-Net Communications Group	136
19,400		Optex Co Ltd	541
49,180	*	Orbotech Ltd	3,039
99,500		Osaki Electric Co Ltd	763
46,011	*	OSI Systems, Inc	3,558
82,957		Oxford Instruments plc	1,095
102,879	*	Palo Alto Networks, Inc	21,139
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

227,224		Pan-International Industrial	$160
17,456	*,e	PAR Technology Corp	309
30,707		Park Electrochemical Corp	712
22,599		Partron Co Ltd	144
2,098,000	e	PAX Global Technology Ltd	1,032
29,807		PC Connection, Inc	990
1,557,917		Pegatron Technology Corp	3,199
143,182		Plantronics, Inc	10,918
49,424	*	Plexus Corp	2,943
35,176		Posiflex Technology, Inc	134
1,590,000		Primax Electronics Ltd	3,218
535,000		Prime View International Co Ltd	594
1,315,552	*	Pure Storage, Inc	31,415
2,170,338		Quanta Computer, Inc	3,803
133,378	*	Quantenna Communications, Inc	2,073
94,153	*	Radware Ltd	2,380
427,806		Redington India Ltd	684
107,070		Renishaw plc	7,464
218,446	*	Ribbon Communications, Inc	1,555
108,633		Ricoh Co Ltd	995
9,879	*,†,m	RICOH INDIA Ltd	0	^
8,500		Riken Keiki Co Ltd	192
14,000		Riso Kagaku Corp	295
1,083,062	*	Ritek Corp	518
27,918	*	Rogers Corp	3,112
8,000		Roland DG Corp	176
10,700		Ryosan Co Ltd	392
13,000		Ryoyo Electro Corp	210
32,439		S&T AG.	831
150,880		Samsung Electro-Mechanics Co Ltd	20,088
118,622		Samsung SDI Co Ltd	22,753
6,375		Samwha Capacitor Co Ltd	500
399,108	*	Sanmina Corp	11,694
9,500	*	Sanshin Electronics Co Ltd	165
136,842	*	Scansource, Inc	5,515
1,031		Seagate Technology, Inc	58
65,572		Seiko Epson Corp	1,138
909,000		Sercomm Corp	2,110
4,172		Sesa S.p.A	137
160,629		SFA Engineering Corp	4,721
124,291		Shimadzu Corp	3,750
22,816	*,e	Sierra Wireless, Inc	365
16,800	e	Siix Corp	368
107,600		Simplo Technology Co Ltd	631
136,123		Sinbon Electronics Co Ltd	371
2,791		Sindoh Co Ltd	133
133,676		Smart Metering Systems plc	1,370
33,000		SMK Corp	113
176,641		Spectris plc	6,069
52,684		Sterlite Technologies Ltd	212
76,797	*,e	Stratasys Ltd	1,470
1,300,000		Sunny Optical Technology Group Co Ltd	24,112
57,717	*	Super Micro Computer, Inc	1,365
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,388,000		Supreme Electronics Co Ltd	$7,169
52,723	*	Synaptics, Inc	2,656
144,976		SYNNEX Corp	13,992
1,149,238		Synnex Technology International Corp	1,733
84,922		Systemax, Inc	2,915
30,269	*	Taihan Fiberoptics Co Ltd	165
159,000		Taiwan Union Technology Corp	560
307,803	e	Taiyo Yuden Co Ltd	8,579
45,800	*	Tamura Corp	290
223,987		TDK Corp	22,807
1,985,180		TE Connectivity Ltd	178,785
117,628	*	Tech Data Corp	9,660
22,033	*,g	Tejas Networks Ltd	94
34,857	*,e	TELCON, Inc	307
82,495		Test Research, Inc	169
17,421	*	Texcell-NetCom Co Ltd	331
41,000		Thinking Electronic Industrial Co Ltd	120
53,914	*,e	Tobii AB	240
97,625		Tong Hsing Electronic Industries Ltd	338
4,350,000		Tongda Group Holdings Ltd	879
57,700		Topcon Corp	988
641,000		Toshiba TEC Corp	3,897
198,000	*	TPK Holding Co Ltd	417
145,000		Transcend Information, Inc	402
928,761	*	Trimble Navigation Ltd	30,501
1,419,832		Tripod Technology Corp	3,899
868,000	e	Truly International Holdings	165
11,800		TSC Auto ID Technology Co Ltd	86
142,665	*	TTM Technologies, Inc	2,515
170,039		TXC Corp	213
63,836	*,e	Ubiquiti Networks, Inc	5,408
793,883		Unimicron Technology Corp	423
325,000	*	Unitech Printed Circuit Board Corp	220
78,197	*	USA Technologies, Inc	1,095
16,600		V Technology Co Ltd	3,062
349,600		Venture Corp Ltd	4,568
164,843	*	VeriFone Systems, Inc	3,762
83,117	*,e	Viasat, Inc	5,462
346,102	*	Viavi Solutions, Inc	3,544
371,715	e	Vishay Intertechnology, Inc	8,624
164,566	*	Vishay Precision Group, Inc	6,278
4,131,675		VS Industry BHD	1,582
1,316,800		VST Holdings Ltd	658
95,600		Vtech Holdings Ltd	1,102
78,300	e	Wacom Co Ltd	444
2,397,000		Wah Lee Industrial Corp	4,179
445,000		Walsin Technology Corp	6,075
2,528,000		Wasion Group Holdings Ltd	1,373
747,193		Western Digital Corp	57,840
17,688		Wincor Nixdorf AG.	1,179
190,500	*,†,b,m	Wintek Corp	0	^
2,102,548		Wistron Corp	1,559
175,055		Wistron NeWeb Corp	417
4,736,000		World Wide Touch Technology Ho	259
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,411,732		WPG Holdings Co Ltd	$1,999
2,793,744		WT Microelectronics Co Ltd	4,071
1,358,820		Xerox Corp	32,612
184,000	*	XI’an Haitiantian Holdings Co Ltd	99
15,750	*,†,m	Ya Hsin Industrial Co Ltd	0
633,000		Yageo Corp	23,265
69,193		Yamatake Corp	3,011
219,738		Yaskawa Electric Corp	7,738
42,484		Yokogawa Electric Corp	754
213,659	*	Zebra Technologies Corp (Class A)	30,607
383,405		Zhen Ding Technology Holding Ltd	846
149,000		Zinwell Corp	122
481,338	*	ZTE Corp	728
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,928,117

TELECOMMUNICATION SERVICES - 1.9%
24,738	*	012 Smile.Communications Ltd	227
2,632,989		Advanced Info Service PCL (Foreign)	14,695
471,869	*	AFK Sistema (GDR)	1,287
97,594		AFK Sistema (GDR)	266
40,792,584		America Movil S.A. de C.V. (Series L)	34,034
222,250		APT Satellite Holdings Ltd	91
913,000	*	Asia Pacific Telecom Co Ltd	239
16,774,882		AT&T, Inc	538,641
15,687		ATN International, Inc	828
661,100	*,e	Axtel SAB de C.V.	132
262,435		BCE, Inc	10,628
4,431,402		Bezeq Israeli Telecommunication Corp Ltd	4,994
1,397,306		Bharti Airtel Ltd	7,796
590,428		Bharti Infratel Ltd	2,595
197,895	*	Boingo Wireless, Inc	4,470
6,103,228		BT Group plc	17,509
35,934	*	Cellcom Israel Ltd	205
298,717	g	Cellnex Telecom SAU	7,510
2,302,418		CenturyLink, Inc	42,917
1,921,371		China Communications Services Corp Ltd	1,214
5,255,399		China Mobile Hong Kong Ltd	46,631
51,882,457		China Telecom Corp Ltd	24,345
5,009,681		China Unicom Ltd	6,244
226,356		Chorus Ltd	641
3,178,988		Chunghwa Telecom Co Ltd	11,457
62,042	*	Cincinnati Bell, Inc	974
6,537,000		Citic 1616 Holdings Ltd	1,713
63,693		Cogent Communications Group, Inc	3,401
338,291		Com Hem Holding AB	5,488
106,128	e	Consolidated Communications Holdings, Inc	1,312
4,458,658		Deutsche Telekom AG.	68,906
7,809,639		Digi.Com BHD	8,027
9,538		Digital Multimedia Technologies S.p.A.	527
105,884		DNA Oyj	2,530
114,304		Drillisch AG.	6,484
252,601		Elisa Oyj (Series A)	11,670
3,327,847		Emirates Telecommunications Group Co PJSC	14,632
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,477		Empresa Nacional de Telecomunicaciones S.A.	$1,227
48,096	g	Euskaltel S.A.	435
1,307,236		Far EasTone Telecommunications Co Ltd	3,377
75,021		Freenet AG.	1,984
291,009	e	Frontier Communications Corp	1,560
27,236		Globe Telecom, Inc	786
9,872	*	Hawaiian Telcom Holdco, Inc	285
241,650		Hellenic Telecommunications Organization S.A.	2,981
1,616,768	*	Himachal Futuristic Communications	684
2,499,500		HKBN Ltd	3,845
2,917,535		HKT Trust and HKT Ltd	3,722
854,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	301
2,141,882	*	Idea Cellular Ltd	1,859
72,929	e	Iliad S.A.	11,507
204,204	g	Infrastrutture Wireless Italiane S.p.A	1,571
271,132		Inmarsat plc	1,961
48,536	*	Inscobee, Inc	403
60,380	*,e	Intelsat S.A.	1,006
145,889	*,e	Iridium Communications, Inc	2,349
2,001,900		Jasmine International PCL	261
915,920		Kcom Group plc	1,170
782,898		KDDI Corp	21,408
4,239,418		Koninklijke KPN NV	11,528
18,143		KT Corp	446
222,725	*,†,e,m	Let’s GOWEX S.A.	13
1,316,147		Magyar Telekom	1,872
109,463	*	Masmovil Ibercom S.A.	12,689
1,973,990		Maxis BHD	2,670
9,863		MegaFon OAO (GDR)	87
49,464	e	Millicom International Cellular S.A.	2,907
934,718		Mobile TeleSystems (ADR)	8,254
1,484,409	e	MobileOne Ltd	1,741
18,009	e	Mobistar S.A.	304
1,773,747		MTN Group Ltd	13,952
318,275		Netia S.A.	428
1,850,900	e	NetLink NBN Trust	1,005
249,042	*,e	NII Holdings, Inc	971
1,188,936		Nippon Telegraph & Telephone Corp	54,011
2,943,430		NTT DoCoMo, Inc	75,005
105,435	*,e	Ooma, Inc	1,492
170,369	*	Ooredoo QSC	3,403
2,275,372		Orange S. A.	37,981
1,339,180	*	Orascom Telecom Holding SAE	353
110,557	*	Orbcomm, Inc	1,117
70,305	*	Partner Communications	265
7,991,741		PCCW Ltd	4,497
14,670	*,e	pdvWireless, Inc	366
95,730	g	PLAY Communications S.A.	653
149,087		PLDT, Inc	3,569
16,067		Proximus plc	361
25	*	PT Excelcomindo Pratama	0	^
721,000		PT Link Net Tbk	221
38,945,524		PT Telekomunikasi Indonesia Persero Tbk	10,200
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

274,509	*	Reliance Communication Ventures Ltd	$55
747,545		Rogers Communications, Inc (Class B)	35,505
40,531		Rostelecom (ADR)	284
152,068	*	Sejong Telecom, Inc	78
70,100		Shenandoah Telecom Co	2,292
1,564,800	*	Singapore Telecommunications Ltd	3,536
6,343,753		Singapore Telecommunications Ltd	14,323
96,320		SK Telecom Co Ltd	20,132
379,877	e	SmarTone Telecommunications Holding Ltd	392
983,266		Softbank Corp	70,213
597,316		SpeedCast International Ltd	2,725
29,108		Spok Holdings, Inc	438
2,128,752	*,e	Sprint Corp	11,580
360,500	e	StarHub Ltd	439
133,038	g	Sunrise Communications Group AG.	10,810
46,676		Swisscom AG.	20,833
1,305,942		Taiwan Mobile Co Ltd	4,731
403,167	e	TalkTalk Telecom Group plc	557
40,093		Tata Communications Ltd	347
918,043		Tele2 AB (B Shares)	10,752
1,486,773		Telecom Corp of New Zealand Ltd	3,752
1,195,609		Telecom Egypt	940
10,756,416		Telecom Italia RSP	7,000
1,855,205	*	Telecom Italia S.p.A.	1,374
751,199	*	Telefonica Brasil S.A.	8,865
78,530		Telefonica Deutschland Holding AG.	309
140,047	*	Telefonica O2 Czech Republic AS	1,610
3,773,533		Telefonica S.A.	32,028
116,862		Telekom Austria AG.	974
831,783		Telekom Malaysia BHD	640
645,704	*	Telekomunikacja Polska S.A.	797
1,168,615		Telenor ASA	23,934
603,727	e	Telephone & Data Systems, Inc	16,554
830,601	*,e	Telesites SAB de C.V.	603
2,574,611		TeliaSonera AB	11,735
275,695	e	Telkom S.A. Ltd	983
6,598,902		Telstra Corp Ltd	12,763
155,103		TELUS Corp	5,510
261,700		Thaicom PCL	55
1,863,384		Tim Participacoes S.A.	6,337
229,220		Time dotCom BHD	434
2,174,575		TM International BHD	2,046
1,334,848	*	T-Mobile US, Inc	79,757
1,216,683		Tower Bersama Infrastructure	424
236,679	e	TPG Telecom Ltd	905
6,375,116		True Corp PCL (Foreign)	1,018
6,458,417		Turkcell Iletisim Hizmet AS	17,121
33,087	*	US Cellular Corp	1,226
9,521,000		Verizon Communications, Inc	479,002
643,174		Vocus Communications Ltd	1,098
678,601	e	Vodacom Group Pty Ltd	6,074
48,781,447		Vodafone Group plc	118,163
219,400		Vodafone Group plc (ADR)	5,334
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,086	*	Vodafone Qatar	$479
1,094,446	*	Vonage Holdings Corp	14,107
72,120	*,e	Windstream Holdings, Inc	380
466,260	*	Zayo Group Holdings, Inc	17,009
		TOTAL TELECOMMUNICATION SERVICES	2,313,665

TRANSPORTATION - 2.1%
52,528		Abertis Infraestructuras S.A. (Continuous)	1,126
23,529		Aegean Airlines S.A.	232
91,169	g	Aena S.A.	16,506
7,630	e	Aeroporto Guglielmo Marconi Di Bologna S.p.A	136
31,043		Aeroports de Paris	7,012
7,680,580		Air Arabia PJSC	2,047
63,641	*	Air Canada	1,029
1,475,225		Air China Ltd	1,418
113,101	*	Air France-KLM	924
741,806		Air New Zealand Ltd	1,594
141,574	*	Air Transport Services Group, Inc	3,198
3,503,000		AirAsia BHD	2,596
1,123,025	*	AirAsia X BHD	94
3,802,500		Airports of Thailand PCL	7,229
284,124		Alaska Air Group, Inc	17,158
891,624	e,g	ALD S.A.	15,185
49,987	e	All Nippon Airways Co Ltd	1,834
26,477		Allcargo Logistics Ltd	41
19,611		Allegiant Travel Co	2,725
13,704		Amerco, Inc	4,881
1,323,236		American Airlines Group, Inc	50,230
634,771	*,†,b,e,m	AMR Corp (Escrow)	6
3,933		AP Moller - Maersk AS (Class A)	4,648
5,699		AP Moller - Maersk AS (Class B)	7,050
156,522		Arkansas Best Corp	7,153
664,318	*	Asiana Airlines	2,465
35,989	*	Atlas Air Worldwide Holdings, Inc	2,580
896,780		Atlas Arteria Ltd	4,267
626,681		Auckland International Airport Ltd	2,875
128,260		Autostrada Torino-Milano S.p.A.	2,962
512,058		Autostrade S.p.A.	15,097
828,345		Avianca Holdings S.A.	666
190,178	*	Avis Budget Group, Inc	6,181
451,600		Bangkok Airways Co Ltd	155
135,150		Bangkok Aviation Fuel Services PCL	128
2,709,553		Bangkok Expressway & Metro PCL	609
687,736		BBA Aviation plc	3,085
1,572,097		Beijing Capital International Airport Co Ltd	1,651
422,500	*	Beijing Sports and Entertainment Industry Group Ltd	148
6,733		Blue Dart Express Ltd	359
628,305	e	Bollore	2,918
317,967		bpost S.A.	5,024
5,152,527		BTS Group Holdings PCL	1,369
845,766		Canadian National Railway Co	69,178
162,008		Canadian Pacific Railway Ltd (Toronto)	29,689
832,000	*	CAR, Inc	830
139,660		Cathay Pacific Airways Ltd	219
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

606,510		Cebu Air, Inc	$788
134,064		Central Japan Railway Co	27,755
155,694		CH Robinson Worldwide, Inc	13,025
1,249,335	*	China Airlines	390
2,426,000	*	China COSCO Holdings Co Ltd	1,109
1,372,000		China Eastern Airlines Corp Ltd (H Shares)	925
1,214,525		China Merchants Holdings International Co Ltd	2,460
3,680,000	*,e	China Shipping Container Lines Co Ltd	613
1,220,000		China Shipping Development Co Ltd	586
1,499,500		China Southern Airlines Co Ltd	1,175
360,691	e	Chorus Aviation, Inc	1,932
1,033,999		Cia de Concessoes Rodoviarias	2,700
36,941		Cia de Distribucion Integral Logista Holdings SAU	953
1,031,590		ComfortDelgro Corp Ltd	1,775
8,733,716	*	Compania SudAmericana de Vapores S.A.	249
140,430		Container Corp Of India Ltd	1,337
399,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	203
162,128		Copa Holdings S.A. (Class A)	15,341
48,463	*	Cosan Logistica S.A.	120
1,354,000		Cosco International Holdings Ltd	514
1,652,949		COSCO Pacific Ltd	1,375
228,961	e	Costamare, Inc	1,827
62,951	*	Covenant Transportation Group, Inc	1,983
2,048,525		CSX Corp	130,655
82,776	e	CTT-Correios de Portugal S.A.	290
15,249	*	D/S Norden	269
204,500		Daqin Railway Co Ltd	253
393,521		Dart Group plc	4,034
62,041	*,e	Daseke, Inc	616
1,360,886		Delta Air Lines, Inc	67,418
1,059,179		Deutsche Lufthansa AG.	25,375
981,059		Deutsche Post AG.	31,875
136,367		Dfds A.S.	8,680
160,689		DP World Ltd	3,696
961,654		DSV AS	77,415
72,251	*	Eagle Bulk Shipping, Inc	393
427,988		East Japan Railway Co	40,986
382,828		easyJet plc	8,422
211,165	*	Echo Global Logistics, Inc	6,177
185,900		EcoRodovias Infraestrutura e Logistica S.A.	355
15,300	*,e	eHi Car Services Ltd (ADR)	198
671,188	g	Enav S.p.A	3,358
61,328	g	Europcar Groupe S.A.	638
7,923,401		Eva Airways Corp	3,830
246,000		Evergreen International Storage & Transport Corp	106
1,773,582	*	Evergreen Marine Corp Tawain Ltd	755
4,117	e	Exchange Income Corp	100
64,420		Expeditors International of Washington, Inc	4,709
1,158,198		FedEx Corp	262,980
470,497		Finnair Oyj	5,072
708,052	*	Firstgroup plc	776
11,679		Flughafen Zuerich AG.	2,376
137,548		Forward Air Corp	8,126
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,500		Fraport AG. Frankfurt Airport Services Worldwide	$9,380
131,895		Freightways Ltd	698
68,800		Fukuyama Transporting Co Ltd	3,512
96,720		Gateway Distriparks Ltd	251
242,425	*	Genco Shipping & Trading Ltd	3,758
109,630	*	Genesee & Wyoming, Inc (Class A)	8,915
18,190		GLOVIS Co Ltd	1,885
159,887		Go-Ahead Group plc	3,340
71,800	*	Gol Linhas Aereas Inteligentes S.A.	193
461,977		Golden Ocean Group Ltd	3,959
278,921	*	Grindrod Ltd	191
6,973	*	Grindrod Shipping Holdings Ltd	73
339,247		Groupe Eurotunnel S.A.	4,651
210,100	*	Grupo Aeromexico SAB de C.V.	286
228,700		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,193
513,531		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,755
269,020		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,272
826,525		Guangdong Provincial Expressway Development Co Ltd	653
607,000		Guangdong Yueyun Transportation Co Ltd	367
226,436		Gujarat Pipavav Port Ltd	349
16,518		Gulf Warehousing Co	189
77,000		Hainan Meilan International Airport Co Ltd	75
31,300		Hamakyorex Co Ltd	917
71,201		Hamburger Hafen und Logistik AG.	1,540
30,376		Hanjin Kal Corp	460
4,261		Hanjin Transportation Co Ltd	81
369,877		Hankyu Hanshin Holdings, Inc	14,858
22,364	*,e,g	Hapag-Lloyd AG.	795
199,580		Hawaiian Holdings, Inc	7,175
70,161		Heartland Express, Inc	1,301
82,598	*,e	Hertz Global Holdings, Inc	1,267
151,500		Hitachi Transport System Ltd	3,877
6,827	m	Hopewell Highway Infrastructure Ltd	4
148,394	*	Hub Group, Inc (Class A)	7,390
6,260,700		Hutchison Port Holdings Trust	1,747
151,779	*	Hyundai Merchant Marine Co Ltd	686
1,205	*	ID Logistics Group	195
221,457		Iino Kaiun Kaisha Ltd	1,004
21,655	g	InterGlobe Aviation Ltd	344
2,356,333		International Consolidated Airlines Group S.A.	20,620
560,917		International Container Term Services, Inc	812
281,810		Irish Continental Group plc	1,668
357,729		Japan Airlines Co Ltd	12,675
29,700		Japan Airport Terminal Co Ltd	1,389
635,291		JB Hunt Transport Services, Inc	77,220
35,336		Jeju Air Co Ltd	1,329
13,107	*	Jet Airways India Ltd	66
1,004,923	*	JetBlue Airways Corp	19,073
1,211,834		Jiangsu Express	1,443
7,209		Jin Air Co Ltd	164
151,310		Jinzhou Port Co Ltd	60
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

268,061		Kamigumi Co Ltd	$5,564
275,268		Kansas City Southern Industries, Inc	29,167
111,839	*,e	Kawasaki Kisen Kaisha Ltd	2,065
23,098		Keihin Electric Express Railway Co Ltd	378
11,391		Keio Corp	550
15,335		Keisei Electric Railway Co Ltd	526
1,301,649		Kerry Logistics Network Ltd	1,815
122,174		Kintetsu Corp	4,982
104,400		Kintetsu World Express, Inc	2,152
358,664	*	Kirby Corp	29,984
1,088,500		Knight-Swift Transportation Holdings, Inc	41,592
68,200		Konoike Transport Co Ltd	1,028
7,899	*	Korea Express Co Ltd	1,191
6,994	*	Korea Line Corp	140
35,939		Korean Air Lines Co Ltd	911
41,761		Kuehne & Nagel International AG.	6,269
300,886		Kyushu Railway Co	9,200
195,930		Lan Airlines S.A.	1,944
102,872		Landstar System, Inc	11,234
111,400		Lingkaran Trans Kota Holdings BHD	117
796,311		Localiza Rent A Car	4,876
169,104		Macquarie Infrastructure Co LLC	7,136
205,800		MacroAsia Corp	94
929,806		Malaysia Airports Holdings BHD	2,026
152,952		Marten Transport Ltd	3,587
5,500	e	Maruwa Unyu Kikan Co Ltd	201
81,000	e	Maruzen Showa Unyu Co Ltd	370
119,283		Matson, Inc	4,578
2,898,156		MISC BHD	4,246
33,150	e	Mitsubishi Logistics Corp	715
41,590		Mitsui OSK Lines Ltd	1,000
70,610		Mitsui-Soko Co Ltd	219
23,400		Movida Participacoes S.A.	33
1,544,524		MTR Corp	8,531
1,068,069		Mundra Port and Special Economic Zone Ltd	5,831
126,574		Nagoya Railroad Co Ltd	3,265
100,000		Nankai Electric Railway Co Ltd	2,774
1,038,467		National Express Group plc	5,483
19,934		Nippon Express Co Ltd	1,444
119,200		Nippon Konpo Unyu Soko Co Ltd	3,126
204,786		Nippon Yusen Kabushiki Kaisha	4,057
34,900		Nishi-Nippon Railroad Co Ltd	949
41,200		Nissin Corp	955
322,087	g	Nobina AB	2,456
717,427		Norfolk Southern Corp	108,238
73,698		Northgate plc	396
16,899	*	Norwegian Air Shuttle AS	516
43,409		Odakyu Electric Railway Co Ltd	931
77,108		Oesterreichische Post AG.	3,514
109,443		Old Dominion Freight Line	16,303
75,000		Orient Overseas International Ltd	730
9,763,290	*,e	Pacific Basin Shipping Ltd	2,668
3,396	*	PAM Transportation Services, Inc	160
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,242	e	Panalpina Welttransport Holding AG.	$850
13,124		Park-Ohio Holdings Corp	490
20,549	*	Pegasus Hava Tasimaciligi AS.	110
5,853		Piraeus Port Authority	113
21,213	*	PKP Cargo S.A.	252
149,300		Pos Malaysia & Services Holdings BHD	147
113,350	*	Precious Shipping PCL	38
118,072		Promotora y Operadora de Infraestructura SAB de C.V.	1,055
12,753,500	*,†,m	PT Berlian Laju Tanker Tbk	0	^
2,238,354		PT Jasa Marga Tbk	652
15,237,000	*	PT Trada Maritime Tbk	361
128,071		Qantas Airways Ltd	583
35,287		Qatar Navigation QSC	630
1,867,151		QR National Ltd	5,971
798,602	e	Qube Logistics Holdings Ltd	1,422
259,507	*	Radiant Logistics, Inc	1,015
555,163		Redde plc	1,290
1,748,285		Royal Mail plc	11,631
964,700	*	Rumo S.A.	3,510
3,051	*	Ryanair Holdings plc	56
115,769	*	Ryanair Holdings plc (ADR)	13,224
83,815		Ryder System, Inc	6,023
383,825	*	Safe Bulkers, Inc	1,305
58,200		Sagami Railway Co Ltd	1,780
39,006	*	Saia, Inc	3,154
96	*,†,m	SAir Group	0
5,800	e	Sakai Moving Service Co Ltd	288
103,100		Sankyu, Inc	5,411
197,100		Santos Brasil Participacoes S.A.	142
409,342	*,e	SAS AB	782
75,025		Schneider National, Inc	2,064
647,245		Scorpio Bulkers, Inc	4,595
871,834	e	Seaspan Corp	8,875
155,081		Seino Holdings Corp	2,744
70,700		Senko Co Ltd	558
141,700		SG Holdings Co Ltd	3,100
94,000		Shandong Airlines Co Ltd	152
17,700	*	Shanghai International Airport Co Ltd	148
139,500		Shanghai International Port Group Co Ltd	125
102,700		Shanghai Jinjiang International Investment Holdings Co	106
89,100	†,m	Shenzhen Chiwan Wharf Holdings Ltd	147
1,023,111		Shenzhen International Holdings Ltd	2,111
12,000		Shinwa Kaiun Kaisha Ltd	233
69,730	*	Shipping Corp of India Ltd	60
4,092,500		Shun TAK Holdings Ltd	1,670
170,900	*	SIA Engineering Co Ltd	394
165,000		Sincere Navigation	83
356,123		Singapore Airlines Ltd	2,789
433,974		Singapore Airport Terminal Services Ltd	1,590
869,219	e	Singapore Post Ltd	803
2,465,000	e	Sinotrans Ltd	1,296
803,000	e	Sinotrans Shipping Ltd	211
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,317,000		SITC International Co Ltd	$3,695
14,485		Sixt AG.	1,619
56,052		Sixt AG. (Preference)	4,389
7,087		Sixt Leasing AG.	143
161,819		Skywest, Inc	8,398
245,385		Societa Iniziative Autostradali e Servizi S.p.A.	3,681
896,096		Southwest Airlines Co	45,593
1,078,812	*	SpiceJet Ltd	1,721
369,675	*,e	Spirit Airlines, Inc	13,438
313,486		Stagecoach Group plc	584
13,289	e	Stolt-Nielsen S.A.	207
204,125	*	STX Pan Ocean Co Ltd	893
311,767		Sumitomo Warehouse Co Ltd	1,889
888,903	e	Sydney Airport	4,706
117,000		T.Join Transportation Co	152
1,862,000		Taiwan High Speed Rail Corp	1,459
395,858		TAV Havalimanlari Holding AS	1,938
179,800		Tegma Gestao Logistica	715
106,525		TFI International, Inc	3,286
457,200	*	Thai Airways International PCL (Foreign)	174
1,188,000		Tianjin Port Development Holdings Ltd	144
302,073		TNT NV	1,132
137,152		Tobu Railway Co Ltd	4,192
701,497		Tokyu Corp	12,071
3,300	*	Tonami Holdings Co Ltd	196
74,338		Tourism Holdings Ltd	335
4,000		Trancom Co Ltd	275
1,709,191		Transurban Group (ASE)	15,135
477,581	*	Turk Hava Yollari	1,408
243,000		U-Ming Marine Transport Corp	267
3,206,301		Union Pacific Corp	454,269
636,172	*	United Continental Holdings, Inc	44,360
1,223,698		United Parcel Service, Inc (Class B)	129,993
21,510		Universal Truckload Services, Inc	565
12,142	*	USA Truck, Inc	285
60,603	*	Virgin Australia Holdings Ltd	10
67,336	*,†,m	Virgin Australia Int Holdings	0	^
13,654		VRL Logistics Ltd	65
25,189		VTG AG.	1,424
330,000		Wan Hai Lines Ltd	183
72,459		Werner Enterprises, Inc	2,721
89,002		West Japan Railway Co	6,553
18,270		WestJet Airlines Ltd	252
683,800		Westports Holdings BHD	574
137,731	e	Westshore Terminals Investment Corp	2,497
69,776	*	Wilh. Wilhelmsen ASA	326
168,033		Wisdom Marine Lines Co Ltd	158
4,324,000		Xiamen International Port Co Ltd	693
219,131	*	XPO Logistics, Inc	21,953
61,421	e	Yamato Transport Co Ltd	1,808
648,523	*	Yang Ming Marine Transport	191
50,548	*	YRC Worldwide, Inc	508
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

400,000	e	Yuexiu Transport Infrastructure Ltd	$291
1,232,194		Zhejiang Expressway Co Ltd	1,097
		TOTAL TRANSPORTATION	2,573,647

UTILITIES - 2.6%
1,702,607		A2A S.p.A.	2,947
3,316,910		Aboitiz Power Corp	2,160
13,357	e	Acciona S.A.	1,103
46,173		ACEA S.p.A.	685
763,795		Actelios S.p.A.	1,839
365,280	*	Adani Green Energy Ltd	143
275,476	*	Adani Power Ltd	65
1,403,681		AES Corp	18,823
1,890,995		AES Gener S.A.	463
108,100	*	AES Tiete S.A.	269
348,364	*,†,e,m	AET&D Holdings No 1 Ptd Ltd	0
567,714		AGL Energy Ltd	9,446
1,185,630		Aguas Andinas S.A.	647
92,156	*	Aksa Enerji Uretim AS	84
226,656	e	Algonquin Power & Utilities Corp	2,190
179,439		Allete, Inc	13,890
1,502,312		Alliant Energy Corp	63,578
329,810		Alupar Investimento S.A.	1,293
443,753		Ameren Corp	27,002
1,078,893		American Electric Power Co, Inc	74,713
55,034		American States Water Co	3,146
249,401		American Water Works Co, Inc	21,294
886,949		APA Group (ASE)	6,462
124,322		Aqua America, Inc	4,374
84,761	*,e	AquaVenture Holdings Ltd	1,321
11,368		Artesian Resources Corp	441
41,990		Ascopiave S.p.A.	147
305,104		Atco Ltd	9,418
129,633		Athens Water Supply & Sewage Co S.A.	847
853,955	*,e	Atlantic Power Corp	1,879
574,393		Atmos Energy Corp	51,776
1,177,906		AusNet Services	1,399
178,818		Avangrid, Inc	9,465
99,535		Avista Corp	5,242
396,696		Aygaz AS	946
1,338,804	*	Babcock & Brown Wind Partners	654
382,800		BCPG PCL	182
175,500		Beijing Capital Co Ltd	112
484,799		Beijing Enterprises Holdings Ltd	2,354
4,740,191	e	Beijing Enterprises Water Group Ltd	2,578
10,700,000		Benpres Holdings Corp	718
60,012		BKW S.A.	3,873
81,507	e	Black Hills Corp	4,989
3,040,000	*,e	Blue Sky Power Holdings Ltd	194
33,082		Boralex, Inc	530
33,905	*,e	Cadiz, Inc	444
73,193		California Water Service Group	2,851
80,470		Canadian Utilities Ltd	2,032
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

416,000	e	Canvest Environment Protection Group Co Ltd	$223
249,037	e	Capital Power Corp	4,779
52,592		Capital Stage AG.	383
829,922		Centerpoint Energy, Inc	22,997
293,200	*	Centrais Eletricas Brasileiras S.A.	922
237,979		Centrais Eletricas Brasileiras S.A. (Preference)	832
4,492,220		Centrica plc	9,328
106,803		CESC Ltd	1,424
269,971		CEZ AS	6,396
1,844,000	e	CGN New Energy Holdings Co Ltd	326
9,312,000	g	CGN Power Co Ltd	2,404
81,490		Chesapeake Utilities Corp	6,515
9,523,000		China Datang Corp Renewable Power Co Ltd	1,622
328,000	e,g	China Everbright Greentech Ltd	342
486,000		China Everbright Water Ltd	142
1,871,108		China Gas Holdings Ltd	7,502
2,849,627		China Longyuan Power Group Corp	2,289
177,400	*	China National Nuclear Power Co Ltd	151
2,648,000	e	China Oil and Gas Group Ltd	205
279,500		China Power Clean Energy Development Co Ltd	136
4,300,000		China Power International Development Ltd	990
913,580		China Resources Gas Group Ltd	3,950
7,502,983		China Resources Power Holdings Co	13,186
588,000	e	China Water Affairs Group Ltd	613
118,700		China Yangtze Power Co Ltd	289
613,427		Chubu Electric Power Co, Inc	9,198
207,557		Chugoku Electric Power Co, Inc	2,681
100,500		Cia de Gas de Sao Paulo-COMGAS	1,538
324,800		Cia de Saneamento Basico do Estado de Sao Paulo	1,952
210,680		Cia de Saneamento de Minas Gerais-COPASA	2,230
157,800		Cia de Saneamento do Parana	1,932
945,233		Cia Energetica de Minas Gerais	1,780
143,300		Cia Energetica de Sao Paulo (Class B)	605
8,704		Cia Energetica do Ceara	106
75,300		Cia Paranaense de Energia	426
797,417		CK Infrastructure Holdings Ltd	5,903
1,326,900		CK Power PCL	150
2,069,056		CLP Holdings Ltd	22,287
266,257		CMS Energy Corp	12,589
7,576,714		Colbun S.A.	1,565
17,515		Connecticut Water Service, Inc	1,144
151,372		Consolidated Edison, Inc	11,804
20,153		Consolidated Water Co, Inc	260
808,987		Contact Energy Ltd	3,203
1,424,000	e	CT Environmental Group Ltd	197
3,064,000	*	Datang International Power Generation Co Ltd	935
2,444,590		Dominion Resources, Inc	166,672
237,973		Drax Group plc	1,026
417,377		DTE Energy Co	43,253
1,256,731		Duke Energy Corp	99,382
5,712,681		E.ON AG.	60,866
797,936		Edison International	50,485
341,378		EDP - Energias do Brasil S.A.	1,222
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,703		El Paso Electric Co	$3,647
355,300		Electric Power Development Co	9,170
1,198,896		Electricite de France	16,451
134,500		Electricity Generating PCL	908
73,800		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	800
30,237		Elia System Operator S.A.	1,880
87,382		Emera, Inc	2,845
346,204		Empresa Electrica del Norte Grande S.A.	636
653,073	e	Endesa S.A.	14,362
807,710		Enea S.A.	1,965
8,376,090		Enel S.p.A.	46,413
900,255		Energa S.A.	2,142
2,067,188		Energias de Portugal S.A.	8,193
1		Energix-Renewable Energies Ltd	0	^
63,327,573		Enersis Chile S.A.	6,250
25,463,304		Enersis S.A.	4,470
323,741		Engie Brasil Energia S.A.	2,859
951,228		ENN Energy Holdings Ltd	9,316
1,367,377		Entergy Corp	110,470
155,600		Equatorial Energia S.A.	2,280
19,000	e	eRex Co Ltd	199
438,334		ERG S.p.A.	9,561
573,799		Evergy, Inc	32,219
195,063		Eversource Energy	11,433
59,853		EVN AG.	1,116
3,303,975		Exelon Corp	140,749
69,348	m	Federal Grid Co Unified Energy System JSC (GDR)	104
852,900		First Gen Corp	231
554,980		First Philippine Holdings Corp	635
7,135,666		FirstEnergy Corp	256,242
220,117		Fortis, Inc	7,036
1,187,950		Fortum Oyj	28,296
1,246,468		GAIL India Ltd	6,195
621,000		Gas Malaysia BHD	441
326,168	*,e	Gas Natural SDG S.A.	8,623
54,838	*	Gayatri Highways Ltd	8
2,235,603		Gaz de France	34,197
4,352,000	*,e	GCL New Energy Holdings Ltd	177
861,130		Genesis Energy Ltd	1,423
15,513	e	Global Water Resources, Inc	146
630,471		Glow Energy PCL (Foreign)	1,803
2,699,066		Guangdong Investments Ltd	4,272
53,742		Gujarat Gas Co Ltd	572
81,219		Gujarat State Petronet Ltd	214
92,152		Hawaiian Electric Industries, Inc	3,161
685,273		Hera S.p.A.	2,132
1,709,552	e,g	HK Electric Investments & HK Electric Investments Ltd	1,630
121,500		Hokkaido Electric Power Co, Inc	827
98,600	e	Hokuriku Electric Power Co	990
82,589	*	Holding CO ADMIE IPTO S.A.	167
8,697,136		Hong Kong & China Gas Ltd	16,625
1,355,179		Hong Kong Electric Holdings Ltd	9,474
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

277,230	*	Huadian Energy Co Ltd	$88
1,620,000	e	Huadian Power International Co	639
204,400	*	Huadian Power International Corp Ltd	121
121,700		Huaneng Power International, Inc	117
3,681,756		Huaneng Power International, Inc	2,433
5,152,000		Huaneng Renewables Corp Ltd	1,708
428,800		Hub Power Co Ltd	325
176,800	*	Hubei Energy Group Co Ltd	110
202,520	g	Hydro One Ltd	3,087
5,905,420		Iberdrola S.A.	45,541
172,825		Idacorp, Inc	15,941
105,685	*	Indiabulls Infrastructure and Power Ltd	6
132,745	*	Indraprastha Gas Ltd	493
2,194,000		Infraestructura Energetica ,NV SAB de C.V.	9,792
1,401,510		Infratil Ltd	3,206
147,195	e	Innergex Renewable Energy, Inc	1,546
109,914	g	Innogy SE	4,696
1,027,900	*,†,m	Inter Far East Energy Corp	0	^
900,199		Interconexion Electrica S.A.	4,453
855,706		Inversiones Aguas Metropolitanas S.A.	1,303
2,247,108		Iride S.p.A.	5,734
979,900		Italgas S.p.A	5,393
697,177		JSW Energy Ltd	668
307,477		Just Energy Income Fund	1,109
25,800		K&O Energy Group, Inc	435
395,000	g	Kangda International Environmental Co Ltd	61
1,438,168		Kansai Electric Power Co, Inc	20,974
60,421		Kenon Holdings Ltd	918
5,282,300	e	Keppel Infrastructure Trust	2,015
3,450,000	*	Kong Sun Holdings Ltd	79
6,473		Korea District Heating Corp	387
217,482		Korea Electric Power Corp	6,238
148,664	*	Korea Gas Corp	8,545
151,500		Kot Addu Power Co Ltd	67
364,875		Kyushu Electric Power Co, Inc	4,074
56,900		Light S.A.	165
12,900		Mahanagar Gas Ltd	156
594,600		Malakoff Corp BHD	121
667,630		Manila Electric Co	4,448
684,500		Manila Water Co, Inc	359
423,697		MDU Resources Group, Inc	12,152
861,845		Meridian Energy Ltd	1,820
52,456		MGE Energy, Inc	3,307
23,208		Middlesex Water Co	979
403,811		Mighty River Power Ltd	921
89,697	*,m	Mosenergo Pao (Sponsored ADR)	199
267,547		Mosenergo PJSC (ADR)	498
119,129		National Fuel Gas Co	6,309
3,151,397		National Grid plc	34,826
217,685		New Jersey Resources Corp	9,741
1,369,068		NextEra Energy, Inc	228,675
26,200		Nippon Gas Co Ltd	1,525
2,188,503		NiSource, Inc	57,514
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

266,048	e	Northland Power Income Fund	$4,964
43,531		Northwest Natural Gas Co	2,777
170,741		NorthWestern Corp	9,775
614,153		NRG Energy, Inc	18,854
226,131		NRG Yield, Inc (Class A)	3,856
95,518		NRG Yield, Inc (Class C)	1,643
2,924,663		NTPC Ltd	6,821
481,505		OGE Energy Corp	16,954
288,301		Okinawa Electric Power Co, Inc	6,014
34,200		Omega Geracao S.A.	143
190,263		ONE Gas, Inc	14,220
60,517		Ormat Technologies, Inc	3,219
333,511	g	Orsted AS	20,151
327,112		Osaka Gas Co Ltd	6,773
59,519		Otter Tail Corp	2,833
20,000	*,e	Pampa Energia S.A. (ADR)	715
2,290,000	*,e	Panda Green Energy Group Ltd	166
425,254	e	Pattern Energy Group, Inc	7,974
598,178		Pennon Group plc	6,256
757,191		Petronas Gas BHD	3,237
1,953,482		PG&E Corp	83,140
1,173,909		Pinnacle West Capital Corp	94,570
143,405		PNM Resources, Inc	5,578
765,344	*	Polska Grupa Energetyczna S.A.	1,902
336,958		Portland General Electric Co	14,408
6,611	e	Poweo	325
2,255,155		Power Grid Corp of India Ltd	6,153
666,551		PPL Corp	19,030
9,831,232		PT Perusahaan Gas Negara Persero Tbk	1,364
2,069,178		PTC India Ltd	2,291
44,978	*	Public Power Corp	97
451,418		Public Service Enterprise Group, Inc	24,440
28,698	*	Pure Cycle Corp	274
47,843	*	Qatar Electricity & Water Co	2,470
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	773
406,164	e	Red Electrica Corp S.A.	8,252
1,135,275	e	Redes Energeticas Nacionais S.A.	3,176
464,780		Reliance Energy Ltd	2,660
337,651	*	Reliance Power Ltd	158
10,251	e	RGC Resources, Inc	299
60,756		Rubis S.C.A	3,787
134,243	*	RusHydro PJSC (ADR)	141
2,114,912		RusHydro PJSC (ADR)	2,209
462,146		RWE AG.	10,502
16,330		Samchully Co Ltd	1,642
262,672		SCANA Corp	10,118
47,870	e,g	Scatec Solar ASA	323
1,236,480		Scottish & Southern Energy plc	22,072
125,000	*	SDIC Power Holdings Co Ltd	137
14,449		Sechilienne-Sidec	326
1,173,086		Sempra Energy	136,207
169,512		Severn Trent plc	4,420
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,900	*	Shenergy Co Ltd	$112
135,000		Shenzhen Energy Group Co Ltd	100
444,200		Shikoku Electric Power Co, Inc	5,941
178,600		Shizuoka Gas Co Ltd	1,637
95,100	*	Sichuan Chuantou Energy Co Ltd	125
19,693,480	e	SIIC Environment Holdings Ltd	6,071
51,018		SJW Corp	3,378
128,000	*,†,m	Sound Global Ltd	0	^
177,245	e	South Jersey Industries, Inc	5,932
524,674		Southern Co	24,298
240,676		Southwest Gas Corp	18,356
22,693	e	Spark Energy, Inc	221
984,574		Spark Infrastructure Group	1,661
260,200		SPCG PCL	152
123,141		Spire, Inc	8,700
310,102		Suez Environnement S.A.	4,011
8,049,400	*	Super Energy Corp PCL (Foreign)	153
623,321	e	Superior Plus Corp	6,026
211,450		Taiwan Cogeneration Corp	188
1,305,398		Tata Power Co Ltd	1,396
688,409	*	Tauron Polska Energia S.A.	420
33,128		Telecom Plus plc	492
4,508,541		Tenaga Nasional BHD	16,345
169,864		Terna Energy S.A.	1,019
1,044,614	e	Terna Rete Elettrica Nazionale S.p.A.	5,642
225,148		TerraForm Power, Inc	2,634
886,200		Thai Tap Water Supply PCL	313
248,000		Tianjin Development Hldgs Ltd	103
48,375		Toho Gas Co Ltd	1,676
281,408		Tohoku Electric Power Co, Inc	3,438
1,739,116	*	Tokyo Electric Power Co, Inc	8,097
483,461		Tokyo Gas Co Ltd	12,837
178,279		Torrent Power Ltd	591
1,255,000		Towngas China Co Ltd	1,214
259,990		TransAlta Corp	1,305
72,456		TransAlta Renewables, Inc	686
140,700		Transmissora Alianca de Energia Eletrica S.A.	679
328,476		UGI Corp	17,104
229,392		Uniper SE	6,830
490,168		United Utilities Group plc	4,928
27,812		Unitil Corp	1,420
26,283		VA Tech Wabag Ltd	149
53,125	e	Valener, Inc	817
25,000	e	Vanguard FTSE Developed Markets ETF	1,073
96,291		Vectren Corp	6,880
457,022		Veolia Environnement	9,766
1,274,324	*	Vistra Energy Corp	30,151
45,280	*,e	Vivint Solar, Inc	224
203,708		WEC Energy Group, Inc	13,170
77,450		WGL Holdings, Inc	6,874
636,796		Xcel Energy, Inc	29,089
18,981		York Water Co	604
3,659,890		YTL Corp BHD	1,024
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13		YTL Power International BHD	$0	^
946,000		Yunnan Water Investment Co Ltd	325
174,000	*	Zhejiang Zheneng Electric Power Co Ltd	122
		TOTAL UTILITIES	3,173,405

		TOTAL COMMON STOCKS	121,574,064
		(Cost $107,128,473)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
1,000		Tesla, Inc	76
		TOTAL AUTOMOBILES & COMPONENTS	76

BANKS - 0.0%
2,000		Citigroup, Inc	2
		TOTAL BANKS	2

CONSUMER SERVICES - 0.0%
3,000		McDonald’s Corp	7
		TOTAL CONSUMER SERVICES	7

DIVERSIFIED FINANCIALS - 0.0%
1,000		Chicago Board Options Exchange SPX Volatility Index	2
1,200		Chicago Board Options Exchange SPX Volatility Index	3
2,500		Goldman Sachs Group, Inc	11
		TOTAL DIVERSIFIED FINANCIALS	16

FOOD, BEVERAGE & TOBACCO - 0.0%
3,000		Coca-Cola Co	6
2,400		Kraft Heinz Co	10
		TOTAL FOOD, BEVERAGE & TOBACCO	16

MATERIALS - 0.0%
3,000		Tronox Ltd	3
		TOTAL MATERIALS	3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,000		Broadcom Ltd	16
2,000		QUALCOMM, Inc	4
3,000		QUALCOMM, Inc	7
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

944,000		QUALCOMM, Inc	$425
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	452

SOFTWARE & SERVICES - 0.0%
3,000		Microsoft Corp	8
2,000		Microsoft Corp	12
2,000		salesforce.com, Inc	46
		TOTAL SOFTWARE & SERVICES	66

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,500		Apple, Inc	27
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	27

		TOTAL PURCHASED OPTIONS	665
		(Cost $1,510)

PREFERRED STOCKS - 0.0%

CAPITAL GOODS - 0.0%
3,300,256	*	Cairn India Ltd	489
		TOTAL CAPITAL GOODS	489

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,191
		TOTAL DIVERSIFIED FINANCIALS	2,191

REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc	16
		TOTAL REAL ESTATE	16

		TOTAL PREFERRED STOCKS	2,696
		(Cost $4,209)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
25,052,607	m	Intesa Sanpaolo S.p.A	0
		TOTAL BANKS	0

CAPITAL GOODS - 0.0%
304,956	†,e,m	Abengoa S.A. (B Shares)	0
108,740		Malaysian Resources Corp BHD	6
		TOTAL CAPITAL GOODS	6

CONSUMER DURABLES & APPAREL - 0.0%
155,990		ACS Actividades de Construccion y Servicios S.A.	161
232,313	e	Sacyr S.A.	13
		TOTAL CONSUMER DURABLES & APPAREL	174

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
244,517	m	Ezion Holdings Ltd	1
17,790	m	Odfjell Drilling Ltd	0
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,553		PT Medco Energi Internasional Tbk	$5
1,813,075	e	Repsol S.A.	1,029
		TOTAL ENERGY	1,035

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	2
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2

MATERIALS - 0.0%
26,242	e	Westgold Resources Ltd	4
		TOTAL MATERIALS	4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121		BioTime, Inc	0	^
55,620	†,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc CVR	11
20,027	e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65

REAL ESTATE - 0.0%
4,970	m	Cofinimmo S.A.	0
2,776,575	e	Renhe Commercial Holdings Co Ltd	3
310,070		Sunway BHD	27
66,478,080		U City PCL	20
		TOTAL REAL ESTATE	50

SOFTWARE & SERVICES - 0.0%
164,500	m	Datasonic Group BHD	0
87,967		Samart Corp PCL	1
		TOTAL SOFTWARE & SERVICES	1

TRANSPORTATION - 0.0%
685,198	e,m	Ezion Holdings Ltd	0
		TOTAL TRANSPORTATION	0

		TOTAL RIGHTS / WARRANTS	1,337
		(Cost $1,219)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.3%

TREASURY DEBT - 0.7%
$37,000,000	United States Treasury Bill	1.742%	07/05/18	36,995
50,000,000	United States Treasury Bill	1.745	07/12/18	49,977
47,700,000	United States Treasury Bill	1.786	07/19/18	47,661
50,000,000	United States Treasury Bill	1.795	07/26/18	49,942
125,180,000	United States Treasury Bill	1.828	08/02/18	124,989
113,930,000	United States Treasury Bill	1.832	08/09/18	113,710
398,160,000	United States Treasury Bill	1.815	08/16/18	397,253
	TOTAL TREASURY DEBT			820,527
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
GOVERNMENT AGENCY DEBT - 0.1%
110,000,000		Federal Home Loan Bank (FHLB)	0.010%	07/02/18	$109,995
		TOTAL GOVERNMENT AGENCY DEBT			109,995

REPURCHASE AGREEMENT - 1.5%
52,200,000	o	Barclays	2.100	07/02/18	52,200
50,000,000	p	Calyon	1.950	07/02/18	50,000
82,000,000	q	Calyon	2.100	07/02/18	82,000
100,000,000	r	Citigroup	2.110	07/02/18	100,000
80,000,000	s	Citigroup	1.990	07/06/18	80,000
231,000,000	t	HSBC	2.100	07/02/18	231,000
16,000,000	u	JP Morgan	2.100	07/02/18	16,000
111,000,000	v	JP Morgan	2.110	07/02/18	111,000
55,628,000	w	Merrill Lynch	2.100	07/02/18	55,628
150,000,000	x	NatWest Markets	2.100	07/02/18	150,000
595,000,000	y	NatWest Markets	1.930	07/05/18	595,000
230,000,000	z	Nomura	2.120	07/02/18	230,000
128,000,000	aa	Societe Generale	2.100	07/02/18	128,000
		TOTAL REPURCHASE AGREEMENT			1,880,828

VARIABLE RATE SECURITIES - 0.0%
29,143,717	i	SLM Student Loan Trust	2.400	01/25/19	29,144
		TOTAL VARIABLE RATE SECURITIES			29,144

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,019,967

		TOTAL SHORT-TERM INVESTMENTS			2,840,494
		(Cost $2,840,450)
		TOTAL INVESTMENTS - 101.6%			124,430,305
		(Cost $109,987,506)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(2,015,225)
		NET ASSETS - 100.0%			$122,415,080

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,288,975,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $695,132,000 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
o	Agreement with Barclays, 2.10% dated 6/29/18 to be repurchased at $52,200,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $53,244,000.
p	Agreement with Calyon, 1.95% dated 6/29/18 to be repurchased at $50,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $51,000,000.
q	Agreement with Calyon, 2.10% dated 6/29/18 to be repurchased at $82,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $83,640,000.
r	Agreement with Citigroup, 2.11% dated 6/29/18 to be repurchased at $100,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $102,000,000.
s	Agreement with Citigroup, 1.99% dated 6/29/18 to be repurchased at $80,000,000 on 7/06/18, collateralized by U.S. Government Agency Securities valued at $81,600,000.
t	Agreement with HSBC, 2.10% dated 6/29/18 to be repurchased at $231,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $235,624,000.
u	Agreement with JP Morgan, 2.10% dated 6/29/18 to be repurchased at $16,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $16,324,000.
v	Agreement with JP Morgan, 2.11% dated 6/29/18 to be repurchased at $111,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $113,220,000.
w	Agreement with Merrill Lynch, 2.10% dated 6/29/18 to be repurchased at $55,628,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $56,741,000.
x	Agreement with NatWest Markets, 2.10% dated 6/29/18 to be repurchased at $150,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $153,003,000.
y	Agreement with NatWest Markets, 1.93% dated 6/28/18 to be repurchased at $595,000,000 on 7/05/18, collateralized by U.S. Government Agency Securities valued at $606,902,000.
z	Agreement with Nomura, 2.12% dated 6/29/18 to be repurchased at $230,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $234,600,000.
aa	Agreement with Societe Generale, 2.10% dated 6/29/18 to be repurchased at $128,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $130,560,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	160	9/21/18	$13,545	$13,180	$(365)
S&P 500 E Mini Index	1,023	9/21/18	141,338	139,210	(2,128)
S&P Mid-Cap 400 E Mini Index	88	9/21/18	17,594	17,214	(380)
Total	1,271		$172,477	$169,604	$(2,873)

189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Purchased options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	25	$28	$190.00	1/18/19	$27
Broadcom Ltd, Call	20	43	280.00	1/18/19	16
Chicago Board Options Exchange SPX Volatility Index, Call	12	3	18.00	9/19/18	3
Chicago Board Options Exchange SPX Volatility Index, Call	10	1	21.00	9/19/18	2
Citigroup, Inc, Call	20	12	80.00	1/18/19	2
Coca-Cola Co, Call	30	3	44.00	1/18/19	6
Goldman Sachs Group, Inc, Put	25	10	210.00	9/21/18	11
Kraft Heinz Co, Call	24	6	62.50	1/18/19	10
McDonald’s Corp, Put	30	8	152.50	8/3/18	8
Microsoft Corp, Call	30	9	105.00	10/19/18	7
Microsoft Corp, Call	20	12	100.00	1/18/19	12
QUALCOMM, Inc, Call	9,440	1,289	60.00	7/20/18	425
QUALCOMM, Inc, Call	20	6	60.00	9/21/18	4
QUALCOMM, Inc, Put	30	13	50.00	1/18/19	7
salesforce.com, Inc, Call	20	26	120.00	1/18/19	46
Tesla, Inc, Call	10	32	300.00	1/18/19	77
Tronox Ltd, Call	30	9	23.00	8/17/18	2
Total	9,796	$1,510			$665

Written options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
American Express Co, Call	30	$(1)	$105.00	6/29/18	$(0)^
Apple, Inc, Call	50	(28)	210.00	1/18/19	(21)
Bristol-Myers Squibb Co, Put	40	(12)	55.00	9/21/18	(9)
Broadcom Ltd, Call	20	(19)	320.00	1/18/19	(4)
Broadcom Ltd, Put	20	(23)	220.00	1/18/19	(22)
Chicago Board Options Exchange SPX Volatility Index, Call	5	(1)	16.00	9/19/18	(1)
Chicago Board Options Exchange SPX Volatility Index, Call	22	(1)	30.00	9/19/18	(2)
Chicago Board Options Exchange SPX Volatility Index, Put	15	(1)	13.00	9/19/18	(1)
Chipotle Mexican Grill, Inc, Call	5	(1)	530.00	7/6/18	(0)^
Citigroup, Inc, Call	60	(11)	95.00	1/18/19	(1)
Citigroup, Inc, Put	30	(6)	55.00	1/18/19	(3)
Coca-Cola Co, Call	30	(1)	49.00	1/18/19	(1)
Coca-Cola Co, Put	30	(3)	38.00	1/18/19	(1)
ConAgra Brands, Inc, Put	50	(1)	33.00	8/17/18	(1)
Foot Locker, Inc, Call	30	(1)	65.00	7/20/18	(0)^
Foot Locker, Inc, Put	30	(1)	50.00	7/20/18	(3)
General Electric Co, Put	50	(4)	13.00	12/21/18	(4)
Goldman Sachs Group, Inc, Call	25	(2)	275.00	9/21/18	(1)
Goldman Sachs Group, Inc, Put	50	(9)	195.00	9/21/18	(10)
Kraft Heinz Co, Call	24	(2)	70.00	1/18/19	(3)
Kraft Heinz Co, Put	30	(4)	50.00	1/18/19	(2)
McDonald’s Corp, Call	30	(2)	170.00	8/3/18	(3)
McDonald’s Corp, Put	30	(6)	150.00	8/3/18	(6)
Micron Technology, Inc, Put	40	(1)	49.50	7/6/18	(1)
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Microsoft Corp, Call	30	$(4)	$110.00	10/19/18	$(4)
Microsoft Corp, Call	30	(2)	115.00	10/19/18	(2)
Microsoft Corp, Call	40	(8)	115.00	1/18/19	(6)
Microsoft Corp, Put	4,000	(115)	90.00	6/29/18	(16)
Microsoft Corp, Put	4,500	(164)	91.00	6/29/18	(9)
Microsoft Corp, Put	4,000	(175)	92.00	6/29/18	(8)
Microsoft Corp, Put	500	(27)	93.00	6/29/18	(2)
Microsoft Corp, Put	30	(1)	87.50	7/20/18	(1)
Microsoft Corp, Put	30	(3)	85.00	10/19/18	(3)
Microsoft Corp, Put	20	(3)	70.00	1/18/19	(1)
NetFlix, Inc, Call	10	(1)	450.00	7/6/18	(0)^
NetFlix, Inc, Put	5	(0)^	330.00	7/6/18	(0)^
Penn National Gaming, Inc, Put	500	(31)	30.00	8/17/18	(32)
Philip Morris International, Inc, Put	20	(9)	85.00	9/21/18	(12)
Pinnacle Foods, Inc, Call	20	(1)	80.00	9/21/18	(0)^
Procter & Gamble Co, Put	30	(1)	67.50	7/20/18	(0)^
QUALCOMM, Inc, Call	9,440	(334)	65.00	7/20/18	(94)
QUALCOMM, Inc, Call	20	(2)	65.00	9/21/18	(2)
QUALCOMM, Inc, Put	9,470	(572)	50.00	7/20/18	(256)
QUALCOMM, Inc, Put	30	(2)	50.00	9/21/18	(4)
QUALCOMM, Inc, Put	30	(4)	40.00	1/18/19	(2)
QUALCOMM, Inc, Put	30	(8)	45.00	1/18/19	(4)
Red Hat, Inc, Call	20	(1)	200.00	7/20/18	(0)^
Red Hat, Inc, Put	150	(92)	140.00	9/21/18	(154)
S&P 500 Index, Put	50	(334)	2,350.00	9/21/18	(50)
salesforce.com, Inc, Call	20	(13)	135.00	1/18/19	(26)
salesforce.com, Inc, Call	20	(8)	145.00	1/18/19	(17)
salesforce.com, Inc, Put	20	(7)	95.00	1/18/19	(2)
Tesla, Inc, Call	20	(34)	360.00	1/18/19	(94)
Tronox Ltd, Call	30	(4)	33.00	8/17/18	(0)^
Tronox Ltd, Put	30	(5)	15.00	8/17/18	(1)
Walmart, Inc, Put	40	(2)	70.00	7/20/18	(0)^
Wynn Resorts Ltd, Put	20	(3)	160.00	7/20/18	(4)
Wynn Resorts Ltd, Put	200	(92)	155.00	8/17/18	(83)
Total	34,151	$(2,203)			$(989)
^	Amount represents less than $1,000.

191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of June 30, 2018 were as follows (dollar amounts are in thousands) (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$8,996	CAD	11,600	Bank of America	7/3/2018	$172
	$13,103	GBP	9,300	Bank of America	7/3/2018	828
	$3,962	GBP	3,000	Bank of America	10/2/2018	(14)
AUD	3,250		$2,488	Bank of America	7/3/2018	(82)
CHF	3,100		$3,271	Bank of America	7/3/2018	(140)
Total						$764
	$3,036	CAD	4,000	Morgan Stanley	10/2/2018	$(11)
HKD	31,000		$3,961	Morgan Stanley	7/3/2018	(10)
EUR	4,900		$6,070	Morgan Stanley	7/3/2018	(347)
EUR	6,000		$7,032	Morgan Stanley	10/2/2018	24
Total						$(344)
Total						$420

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2018

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$87,182,820	70.1%
TOTAL DOMESTIC	87,182,820	70.1
FOREIGN

ARGENTINA	16,936	0.0
AUSTRALIA	1,614,128	1.3
AUSTRIA	221,009	0.2
BELGIUM	143,885	0.1
BERMUDA	88,166	0.1
BRAZIL	570,826	0.5
CANADA	2,444,337	2.0
CAYMAN ISLANDS	740	0.0
CHILE	109,126	0.1
CHINA	2,929,735	2.4
COLOMBIA	42,595	0.0
COTE D’IVOIRE	791	0.0
CYPRUS	2,506	0.0
CZECH REPUBLIC	22,003	0.0
DENMARK	442,967	0.4
EGYPT	16,586	0.0
FAROE ISLANDS	6,618	0.0
FINLAND	358,163	0.3
FRANCE	2,558,253	2.1
GEORGIA	3,282	0.0
GERMANY	2,491,938	2.0
GHANA	7,637	0.0
GREECE	29,324	0.0
GUERNSEY, C.I.	664	0.0
HONG KONG	892,345	0.7
HUNGARY	29,782	0.0
INDIA	912,855	0.7
INDONESIA	165,577	0.1
IRELAND	359,194	0.3
ISRAEL	258,521	0.2
ITALY	735,204	0.6
JAPAN	6,192,063	5.0
JERSEY, C.I.	8,009	0.0
JORDAN	1,669	0.0
KAZAKHSTAN	9,106	0.0
KOREA, REPUBLIC OF	1,359,907	1.1
LUXEMBOURG	67,035	0.0
MACAU	27,080	0.0
MALAYSIA	216,782	0.2
MALTA	9,224	0.0
MEXICO	238,955	0.2
MONACO	2,413	0.0
MONGOLIA	1,752	0.0
MYANMAR	223	0.0
193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NETHERLANDS	$1,542,360	1.2%
NEW ZEALAND	72,004	0.1
NORWAY	242,721	0.2
PAKISTAN	7,474	0.0
PANAMA	16,471	0.0
PERU	37,384	0.0
PHILIPPINES	88,924	0.1
POLAND	82,271	0.1
PORTUGAL	53,364	0.0
PUERTO RICO	46,185	0.0
QATAR	49,884	0.0
ROMANIA	4,107	0.0
RUSSIA	260,696	0.2
SINGAPORE	258,372	0.2
SOUTH AFRICA	581,242	0.5
SPAIN	623,162	0.5
SRI LANKA	4,601	0.0
SWEDEN	446,493	0.4
SWITZERLAND	1,723,656	1.4
TAIWAN	1,130,262	0.9
TANZANIA, UNITED REPUBLIC OF	136	0.0
THAILAND	187,392	0.1
TURKEY	96,626	0.1
UNITED ARAB EMIRATES	74,641	0.1
UNITED KINGDOM	3,941,536	3.2
URUGUAY	40,217	0.0
ZAMBIA	25,393	0.0
TOTAL FOREIGN	37,247,485	29.9

TOTAL PORTFOLIO	$124,430,305	100.0%
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

 GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.3%

ARGENTINA - 0.1%
370,936		Grupo Financiero Galicia S.A. (ADR) (Class B)	$12,233
435,300		Grupo Supervielle S.A. (ADR)	4,606
824		Mercadolibre, Inc	246
		TOTAL ARGENTINA	17,085

AUSTRALIA - 1.4%
1,234,300	*,e	Afterpay Touch Group Ltd	8,554
72,920		AGL Energy Ltd	1,213
109,601		Alumina Ltd	227
376,358		Amcor Ltd	4,010
378,742		AMP Ltd	996
146,065		APA Group (ASE)	1,064
24,876		Aristocrat Leisure Ltd	568
80,533		AusNet Services	96
1,609,562		Australia & New Zealand Banking Group Ltd	33,687
39,578		Australian Stock Exchange Ltd	1,887
681,005	*,m	AZ BGP Holdings	17
17,527		Bank of Queensland Ltd	132
21,475	e	Bendigo Bank Ltd	172
2,808,659	e	BHP Billiton Ltd	70,278
1,086,828		BHP Billiton plc	24,391
781,242		BlueScope Steel Ltd	9,971
50,799		Boral Ltd	245
69,785		Brambles Ltd	458
11,586		Caltex Australia Ltd	279
86,013		Challenger Financial Services Group Ltd	753
4,060		CIMIC Group Ltd	127
23,389		Coca-Cola Amatil Ltd	159
16,294		Cochlear Ltd	2,412
75,774	e	Commonwealth Bank of Australia	4,087
20,416		Computershare Ltd	278
16,513		Crown Resorts Ltd	165
90,228		CSL Ltd	12,843
96,320		Dexus Property Group	692
2,394		Domino’s Pizza Enterprises Ltd	93
2,302	e	Flight Centre Travel Group Ltd	108
65,531	e	Fortescue Metals Group Ltd	213
148,947		GPT Group (ASE)	557
22,571	e	Harvey Norman Holdings Ltd	55
76,421		Healthscope Ltd	125
73,717		Incitec Pivot Ltd	198
312,258		Insurance Australia Group Ltd	1,970
66,231		Lend Lease Corp Ltd	970
187,787		Macquarie Goodman Group	1,339
25,717		Macquarie Group Ltd	2,344
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

118,904		Medibank Pvt Ltd	$257
586,664		Mineral Resources Ltd	6,946
308,109		Mirvac Group	495
316,000	*	MMG Ltd	220
116,834		National Australia Bank Ltd	2,372
32,526		Newcrest Mining Ltd	528
57,368		Oil Search Ltd	377
5,798	*	OneMarket Ltd	6
16,713		Orica Ltd	219
76,002	*	Origin Energy Ltd	564
1,135,480		Oxiana Ltd	7,918
4,170		Perpetual Trustees Australia Ltd	128
92,965		Qantas Airways Ltd	423
161,301		QBE Insurance Group Ltd	1,161
84,395		QR National Ltd	270
10,869		Ramsay Health Care Ltd	434
2,325		REA Group Ltd	156
276,608		Rio Tinto Ltd	17,090
573,772		Rio Tinto plc	31,625
77,363	*	Santos Ltd	358
1,550,208		Scentre Group	5,037
14,413		Seek Ltd	232
62,138		Sonic Healthcare Ltd	1,127
4,007,274		South32 Ltd	10,701
336,983		Stockland Trust Group	990
156,072		Suncorp-Metway Ltd	1,683
48,720	e	Sydney Airport	258
80,498		Tabcorp Holdings Ltd	265
543,503		Telstra Corp Ltd	1,051
16,482	e	TPG Telecom Ltd	63
96,024		Transurban Group (ASE)	850
30,071		Treasury Wine Estates Ltd	386
249,759		Vicinity Centres	479
201,772	*	Virgin Australia Holdings Ltd	33
48,970		Wesfarmers Ltd	1,787
146,579		Westpac Banking Corp	3,183
257,591	e	Woodside Petroleum Ltd	6,751
55,608		Woolworths Ltd	1,256
		TOTAL AUSTRALIA	295,412

AUSTRIA - 0.1%
157,300	e	ams AG.	11,666
3,167		Andritz AG.	168
199,934		Erste Bank der Oesterreichischen Sparkassen AG.	8,335
6,510		OMV AG.	368
6,338	*	Raiffeisen International Bank Holding AG.	194
5,009		Voestalpine AG.	230
150,147		Wienerberger AG.	3,745
		TOTAL AUSTRIA	24,706

BELGIUM - 0.1%
8,186		Ageas	412
72,549		Anheuser-Busch InBev S.A.	7,318
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,899		Befimmo SCA Sicafi	$179
2,319		Cofinimmo	286
2,371		Colruyt S.A.	135
3,519		Groupe Bruxelles Lambert S.A.	370
10,789		KBC Groep NV	829
6,554		Proximus plc	147
3,269		Solvay S.A.	412
2,265	*	Telenet Group Holding NV	105
5,292		UCB S.A.	415
8,965		Umicore S.A.	512
1,197		Warehouses De Pauw SCA	151
		TOTAL BELGIUM	11,271

BERMUDA - 0.0%
756		RenaissanceRe Holdings Ltd	91
155,247	*	Third Point Reinsurance Ltd	1,941
5,281		XL Group Ltd	295
		TOTAL BERMUDA	2,327

BRAZIL - 1.0%
802,300		AMBEV S.A.	3,722
57,600		Atacadao Distribuicao Comercio e Industria Ltd	225
3,029,100	*	B2W Companhia Global Do Varejo	21,024
349,600		B3 S.A.-Brasil Bolsa Balcao	1,845
161,300	*	Banco Bradesco S.A.	1,015
569,600	*	Banco Bradesco S.A. (Preference)	3,953
2,961,596		Banco do Brasil S.A.	21,892
1,438,466	*	Banco Itau Holding Financeira S.A.	14,972
1,332,200		Banco Santander Brasil S.A.	10,071
113,400		BB Seguridade Participacoes S.A.	716
127,500		BR Malls Participacoes S.A.	319
24,100		Braskem S.A.	316
76,500	*	BRF S.A.	355
29,500	*	Centrais Eletricas Brasileiras S.A.	93
31,600		Centrais Eletricas Brasileiras S.A. (Preference)	110
2,654,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	53,339
185,100		Cia de Concessoes Rodoviarias	483
46,200		Cia de Saneamento Basico do Estado de Sao Paulo	278
123,800		Cia Energetica de Minas Gerais	233
71,000	*	Cia Siderurgica Nacional S.A.	144
202,600		Cielo S.A.	864
38,200		Cosan SA Industria e Comercio	347
42,900		EDP - Energias do Brasil S.A.	154
108,600		Empresa Brasileira de Aeronautica S.A.	680
22,700		Engie Brasil Energia S.A.	200
30,000		Equatorial Energia S.A.	440
41,600		Fibria Celulose S.A.	779
174,400		Gerdau S.A. (Preference)	626
48,700		Hypermarcas S.A.	347
750,840	*	Investimentos Itau S.A. - PR	1,778
14,600		IRB Brasil Resseguros S	182
133,600		JBS S.A.	321
112,300		Klabin S.A.	568
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

218,400		Kroton Educacional S.A.	$525
1,919,800		Localiza Rent A Car	11,754
111,500		Lojas Americanas S.A.(Preference)	480
116,700		Lojas Renner S.A.	884
11,900		M Dias Branco S.A.	115
10,500		Magazine Luiza S.A.	347
12,900		Multiplan Empreendimentos Imobiliarios S.A.	190
24,100		Natura Cosmeticos S.A.	188
31,400		Odontoprev S.A.	106
419,348	*	Pagseguro Digital Ltd	11,637
45,300	*	Petrobras Distribuidora S.A.	214
531,100		Petroleo Brasileiro S.A.	2,661
700,800		Petroleo Brasileiro S.A. (Preference)	3,108
11,400		Porto Seguro S.A.	120
38,900		Raia Drogasil S.A.	666
174,400	*	Rumo S.A.	634
24,700		Sul America SA	116
74,500		Suzano Papel e Celulose S.A.	864
72,200	*	Telefonica Brasil S.A.	852
113,300		Tim Participacoes S.A.	385
75,600		Ultrapar Participacoes S.A.	896
538,100		Vale S.A.	6,885
4,900,095		Via Varejo S.A.	23,529
117,860		Weg S.A.	494
		TOTAL BRAZIL	210,041

CANADA - 2.6%
29,239		Agnico-Eagle Mines Ltd	1,340
564,734		Alimentation Couche Tard, Inc	24,533
7,373	e	AltaGas Income Trust	152
15,401		ARC Resources Ltd	159
3,218		Atco Ltd	99
321,191		Bank of Montreal	24,828
107,158		Bank of Nova Scotia	6,068
147,321		Barrick Gold Corp (Canada)	1,935
67,254		BCE, Inc	2,724
21,812	*	Blackberry Ltd (New)	210
11,596		Boardwalk REIT	403
88,277	*	Bombardier, Inc	349
59,425	e	Brookfield Asset Management, Inc	2,411
11,764		CAE, Inc	244
17,463		Cameco Corp (Toronto)	196
4,638		Canadian Apartment Properties REIT	150
33,916	e	Canadian Imperial Bank of Commerce	2,950
31,875		Canadian National Railway Co	2,607
866,823		Canadian Natural Resources Ltd (Canada)	31,287
183,067		Canadian Pacific Railway Ltd (Toronto)	33,549
93,598		Canadian Tire Corp Ltd	12,217
5,662		Canadian Utilities Ltd	143
6,367		CCL Industries	312
2,000,075		Cenovus Energy, Inc (Toronto)	20,767
10,727	*	CGI Group, Inc	680
6,077		Choice Properties REIT	56
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,386		CI Financial Corp	$205
841		Constellation Software, Inc	652
23,542	e	Crescent Point Energy Corp	173
283,009	*	Descartes Systems Group, Inc	9,220
918,090		Dollarama, Inc	35,588
2,384		Emera, Inc	78
7,643		Empire Co Ltd	153
72,531		Enbridge, Inc (Toronto)	2,593
41,251		EnCana Corp	539
22,896		Fairfax Financial Holdings Ltd	12,830
7,283		Finning International, Inc	180
11,083		First Capital Realty, Inc	174
18,097		Fortis, Inc	578
7,881		Franco-Nevada Corp	575
2,252	e	George Weston Ltd	184
9,094		Gildan Activewear, Inc	256
109,782		Goldcorp, Inc	1,507
13,042		Great-West Lifeco, Inc	321
22,915		H&R Real Estate Investment Trust	351
15,385		Husky Energy, Inc	240
13,744	g	Hydro One Ltd	210
3,263	e	IGM Financial, Inc	95
12,314		Imperial Oil Ltd	409
4,362		Industrial Alliance Insurance and Financial Services, Inc	168
61,730		Intact Financial Corp	4,379
15,917		Inter Pipeline Ltd	298
8,324	e	Keyera Corp	232
65,000	*	Kinaxis, Inc	4,376
631,376	*	Kinross Gold Corp	2,377
2,100		Linamar Corp	92
8,391		Loblaw Cos Ltd	432
14,757		Magna International, Inc	858
474,795		Manulife Financial Corp (Toronto)	8,531
1,849,982	*	MEG Energy Corp	15,423
162,098		Methanex Corp	11,462
10,198		Metro, Inc	347
14,796	e	National Bank of Canada	710
147,663		Nutrien Ltd (Toronto)	8,033
3,777		Onex Corp	277
10,922	e	Open Text Corp	384
21,666		Pembina Pipeline Income Fund	750
657,522		Power Corp Of Canada	14,724
32,058		Power Financial Corp	750
9,272	e	PrairieSky Royalty Ltd	183
220,617		Recipe Unlimited Corp	4,778
202,935		Restaurant Brands International, Inc	12,237
9,894		Restaurant Brands International, Inc (Toronto)	597
53,127		RioCan Real Estate Investment Trust	976
77,442		Rogers Communications, Inc (Class B)	3,678
360,417		Royal Bank of Canada	27,139
9,713		Saputo, Inc	323
10,344	*	Seven Generations Energy Ltd	114
19,081	*	Shaw Communications, Inc (B Shares)	389
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

116,358	*	Shopify, Inc (Class A) (Toronto)	$16,968
14,619		Smart Real Estate Investment Trust	340
7,480	e	SNC-Lavalin Group, Inc	330
365,626	*,g	Spin Master Corp	16,211
61,955		Sun Life Financial, Inc	2,490
1,539,896		Suncor Energy, Inc	62,666
22,611		Teck Cominco Ltd	576
8,613		TELUS Corp	306
12,602		Thomson Corp (Toronto)	509
732,299		Toronto-Dominion Bank	42,384
10,168	e	Tourmaline Oil Corp	182
265,874	e	TransCanada Corp	11,503
5,676	e	Vermilion Energy, Inc	205
156,430	e	West Fraser Timber Co Ltd	10,767
19,176		Wheaton Precious Metals Corp	423
4,444	e	WSP Global, Inc	234
		TOTAL CANADA	528,591

CHILE - 0.1%
43,652		AES Gener S.A.	11
433,090		Aguas Andinas S.A.	236
153,555		Antofagasta plc	1,995
3,814,972		Banco de Chile	588
6,204		Banco de Credito e Inversiones	413
10,799,754		Banco Santander Chile S.A.	847
241,438		Centros Comerciales Sudamericanos S.A.	595
24,426		Cia Cervecerias Unidas S.A.	306
1,298,259		Colbun S.A.	268
17,067,424		Corpbanca S.A.	167
45,404		Embotelladora Andina S.A.	176
22,098		Empresa Nacional de Telecomunicaciones S.A.	205
206,217		Empresas CMPC S.A.	759
77,097		Empresas COPEC S.A.	1,185
4,863,705		Enersis Chile S.A.	480
4,948,765		Enersis S.A.	869
48,898		Lan Airlines S.A.	485
28,086		Lundin Mining Corp	156
127,463		SACI Falabella	1,169
20,302		Sociedad Quimica y Minera de Chile S.A. (Class B)	977
		TOTAL CHILE	11,887

CHINA - 3.9%
189,000	*,g	3SBio, Inc	427
3,700	*	51job, Inc (ADR)	361
15,400	*	58.COM, Inc (ADR)	1,068
124,000		AAC Technologies Holdings, Inc	1,741
234,000		Agile Property Holdings Ltd	398
5,111,000		Agricultural Bank of China	2,385
266,000		Air China Ltd	256
14,000	*	Air China Ltd	19
751,546	*	Alibaba Group Holding Ltd (ADR)	139,434
546,000	*,e	Alibaba Health Information Technology Ltd	525
608,000	*,e	Aluminum Corp of China Ltd	266
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

186,000		Angang New Steel Co Ltd	$167
43,000		Angang Steel Co Ltd	36
2,297,000		Anhui Conch Cement Co Ltd	13,100
9,800		Anhui Conch Cement Co Ltd (Class A)	49
184,000		Anta Sports Products Ltd	970
19,600		Anxin Trust Co Ltd	21
9,700		Autohome, Inc (ADR)	980
394,000		AviChina Industry & Technology Co	234
254,500	g	BAIC Motor Corp Ltd	242
67,670	*	Baidu, Inc (ADR)	16,444
19,193,000		Bank of China Ltd	9,518
1,559,000		Bank of Communications Co Ltd	1,193
50,100	*	Bank of Communications Co Ltd	43
33,000	*	Bank of Jiangsu Co Ltd	32
22,700		Bank of Nanjing Co Ltd	26
21,100		Bank of Shanghai Co Ltd	50
55,600		Baoshan Iron & Steel Co Ltd	65
36,800	*	BBMG Corp	18
371,000		BBMG Corp	136
286,000		Beijing Capital International Airport Co Ltd	300
82,000		Beijing Enterprises Holdings Ltd	398
900,000	e	Beijing Enterprises Water Group Ltd	489
520,000		Brilliance China Automotive Holdings Ltd	933
100,500	e	Byd Co Ltd	620
2,700		BYD Co Ltd	19
108,000	e	BYD Electronic International Co Ltd	147
119,000	*	CAR, Inc	119
1,882,000	g	CGN Power Co Ltd	486
209,000		China Agri-Industries Holdings Ltd	80
9,579,000	*,†,e,m	China Animal Healthcare Ltd	12
1,325,000		China Cinda Asset Management Co Ltd	424
1,576,000		China Citic Bank	984
613,000		China Coal Energy Co	253
793,000		China Communications Construction Co Ltd	764
404,000		China Communications Services Corp Ltd	255
282,500		China Conch Venture Holdings Ltd	1,031
16,112,000		China Construction Bank	14,743
26,300	*	China Construction Bank Corp	26
361,500	*	China COSCO Holdings Co Ltd	165
28,200		China Eastern Airlines Corp Ltd	28
194,000		China Eastern Airlines Corp Ltd (H Shares)	131
457,000		China Everbright Bank Co Ltd	196
7,712,800		China Everbright International Ltd	9,933
166,000		China Everbright Ltd	304
460,000	*,e	China Evergrande Group	1,168
8,341		China Fortune Land Development Co Ltd	32
612,000	e	China Galaxy Securities Co Ltd	313
27,600		China Gezhouba Group Co Ltd	30
39,243		China Grand Automotive Services Co Ltd	35
1,448,000	g	China Huarong Asset Management Co Ltd	417
272,000		China Insurance International Holdings Co Ltd	846
170,400	e,g	China International Capital Corp Ltd	302
47,200		China International Marine Containers Group Co Ltd	62
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,800		China International Travel Service Corp Ltd	$27
1,293,000		China Life Insurance Co Ltd	3,317
27,000	*,e,g	China Literature Ltd	253
500,000		China Longyuan Power Group Corp	402
213,000		China Medical System Holdings Ltd	424
470,000		China Mengniu Dairy Co Ltd	1,585
606,000		China Merchants Bank Co Ltd	2,229
16,900	*	China Merchants Bank Co Ltd (Class A)	67
222,000		China Merchants Holdings International Co Ltd	450
6,100		China Merchants Shekou Industrial Zone Holdings Co Ltd	18
1,141,400		China Minsheng Banking Corp Ltd	816
1,049,500		China Mobile Hong Kong Ltd	9,312
573,000	*,e	China Molybdenum Co Ltd	276
12,590,000		China National Building Material Co Ltd	12,392
255	*	China New Town Development Co Ltd	0	^
264,000		China Oilfield Services Ltd	249
1,768,200		China Overseas Land & Investment Ltd	5,804
4,900		China Pacific Insurance Group Co Ltd	23
456,000		China Pacific Insurance Group Co Ltd	1,757
605,000		China Power International Development Ltd	139
306,000		China Railway Construction Corp	310
26,813		China Railway Construction Corp Ltd	35
593,000		China Railway Group Ltd	447
248,000	e,g	China Railway Signal & Communication Corp Ltd	176
1,025,000		China Reinsurance Group Corp	224
256,000		China Resources Beer Holdings Company Ltd	1,240
148,000		China Resources Gas Group Ltd	640
1,129,836		China Resources Land Ltd	3,795
304,000	e,g	China Resources Pharmaceutical Group Ltd	420
322,000		China Resources Power Holdings Co	566
643,000		China Shenhua Energy Co Ltd	1,521
540,000	*,e	China Shipping Container Lines Co Ltd	90
232,000		China Shipping Development Co Ltd	112
30,900	*	China Southern Airlines Co Ltd	39
270,000		China Southern Airlines Co Ltd	212
88,620		China State Construction Engineering Corp Ltd	73
334,000		China State Construction International Holdings Ltd	342
2,492,000		China Telecom Corp Ltd	1,169
234,000		China Travel International Inv HK	91
1,072,000		China Unicom Ltd	1,336
2,492,000		China Vanke Co Ltd	8,691
13,600		China Vanke Co Ltd (Class A)	50
209,600	e	China Zhongwang Holdings Ltd	111
2,660,000	*,e	Chong Sing Holdings FinTech Gr	308
95,700	*	Chongqing Changan Automobile Co Ltd	97
408,000		Chongqing Rural Commercial Bank	242
504,000		CIFI Holdings Group Co Ltd	319
998,000		Citic Pacific Ltd	1,404
414,500		CITIC Securities Co Ltd	824
21,200		CITIC Securities Co Ltd (Class A)	53
9,742,000		CNOOC Ltd	16,693
304,000		COSCO Pacific Ltd	253
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,277,000	e	Country Garden Holdings Co Ltd	$11,004
136,102	*	Country Garden Services Holdings Co Ltd	175
741,000		CRRC Corp Ltd	574
18,900		CRRC Corp Ltd (Class A)	22
800,000		CSPC Pharmaceutical Group Ltd	2,402
66,800	*	Ctrip.com International Ltd (ADR)	3,182
323,000	g	Dali Foods Group Co Ltd	249
72,700		Daqin Railway Co Ltd	90
434,000	*	Datang International Power Generation Co Ltd	132
442,000		Dongfeng Motor Group Co Ltd	466
131,000		ENN Energy Holdings Ltd	1,283
24,400	*,e	Fang Holdings Ltd (ADR)	95
8,100		Fangda Carbon New Material Co Ltd	30
311,000	*	Far East Horizon Ltd	301
436,000		Fosun International	817
776,000		Franshion Properties China Ltd	388
246,000		Future Land Development Holdin	222
86,000	g	Fuyao Glass Industry Group Co Ltd	291
386,700	*	GDS Holdings Ltd (ADR)	15,503
842,000		Geely Automobile Holdings Ltd	2,166
13,100	*	Gemdale Corp	20
112,000	*,e	Genscript Biotech Corp	306
261,800		GF Securities Co Ltd	380
19,700		GF Securities Co Ltd (Class A)	39
1,944,000	*,e	GOME Electrical Appliances Holdings Ltd	198
504,000	e	Great Wall Motor Co Ltd	384
4,300		Gree Electric Appliances, Inc of Zhuhai	31
65,800	*	Greenland Holdings Corp Ltd	65
112,500		Greentown China Holdings Ltd	150
540,000		Guangdong Investments Ltd	855
468,000		Guangzhou Automobile Group Co Ltd	455
4,869,000		Guangzhou R&F Properties Co Ltd	9,772
111,600	e,g	Guotai Junan Securities Co Ltd	237
8,300		Guotai Junan Securities Co Ltd	18
103,000		Haitian International Holdings Ltd	243
557,600		Haitong Securities Co Ltd	563
25,100		Haitong Securities Co Ltd (Class A)	36
127,500		Hengan International Group Co Ltd	1,223
3,024,000	*	HengTen Networks Group Ltd	107
86,400		Hesteel Co Ltd	38
306,000	e	Huadian Power International Co	121
682,000		Huaneng Power International, Inc	451
824,000		Huaneng Renewables Corp Ltd	273
277,800	g	Huatai Securities Co Ltd	441
10,200		Huatai Securities Co Ltd (Class A)	23
20,000		Huazhu Group Ltd (ADR)	840
3,400		Iflytek Co Ltd	16
11,954,000		Industrial & Commercial Bank of China	8,916
26,800		Industrial & Commercial Bank of China Ltd	21
36,800		Industrial Bank Co Ltd	80
5,300		Inner Mongolia Yili Industrial Group Co Ltd	22
261,300		Inner Mongolia Yitai Coal Co	355
121,400	*	JD.com, Inc (ADR)	4,729
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

238,000		Jiangsu Express	$283
235,000		Jiangxi Copper Co Ltd	298
11,258		Jiangxi Copper Co Ltd (Class A)	27
3,700		Jiangxi Ganfeng Lithium Co Ltd	21
150,000	*,e	Jiayuan International Group Ltd	260
291,000	*	Kaisa Group Holdings Ltd	124
10,152,000	e	Kingdee International Software Group Co Ltd	10,340
127,000		Kingsoft Corp Ltd	383
1,200		Kweichow Moutai Co Ltd	132
174,000		KWG Property Holding Ltd	217
41,700	g	Legend Holdings Corp	127
1,150,000	e	Lenovo Group Ltd	619
192,000		Logan Property Holdings Co Ltd	259
247,000		Longfor Properties Co Ltd	664
8,900		Luxshare Precision Industry Co Ltd	30
8,715,000	e	Luye Pharma Group Ltd	8,905
78,312	*	Maanshan Iron & Steel Co Ltd	42
231,500	*,e,g	Meitu, Inc	201
456,000	*	Metallurgical Corp of China Ltd	134
35,900	*	Metallurgical Corp of China Ltd	18
6,000		Midea Group Co Ltd	47
32,000		Minth Group Ltd	135
198,400	*	Momo, Inc (ADR)	8,630
13,300		Netease.com (ADR)	3,361
132,500		New China Life insurance Co Ltd	549
24,100		New Oriental Education & Technology Group (ADR)	2,281
3,800	*,e	Noah Holdings Ltd (ADR)	198
1,197,000		People’s Insurance Co Group of China Ltd	560
1,200,000		PICC Property & Casualty Co Ltd	1,291
21,700		Ping An Bank Co Ltd	30
7,989,000		Ping An Insurance Group Co of China Ltd	73,161
9,600		Ping An Insurance Group Co of China Ltd (Class A)	85
24,900		Poly Real Estate Group Co Ltd	46
510,000	g	Postal Savings Bank of China Co Ltd	331
20,200		Power Construction Corp of China Ltd	16
8,200		Qingdao Haier Co Ltd	24
5,100	*	SAIC Motor Corp Ltd	27
443,000	*,e	Semiconductor Manufacturing International Corp	574
112,000		Shaanxi Coal Industry Co Ltd	139
15,000		Shandong Gold Mining Co Ltd	55
344,000		Shandong Weigao Group Medical Polymer Co Ltd	243
686,000	*,e	Shanghai Electric Group Co Ltd	231
77,000		Shanghai Fosun Pharmaceutical Group Co Ltd	421
82,000		Shanghai Industrial Holdings Ltd	191
216,091	*	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	309
150,900		Shanghai Pharmaceuticals Holding Co Ltd	415
45,200		Shanxi Lu’an Environmental Energy Development Co Ltd	63
64,600	*	Shanxi Xishan Coal & Electricity Power Co Ltd	73
129,500		Shenzhen International Holdings Ltd	267
362,000		Shenzhen Investment Ltd	132
36,300	*	Shenzhen Overseas Chinese Town Co Ltd	40
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

130,000		Shenzhou International Group Holdings Ltd	$1,600
176,500		Shimao Property Holdings Ltd	460
496,500		Shui On Land Ltd	126
622,000	e	Sihuan Pharmaceutical Holdings	138
10,640	*	Sina Corp	901
449,500		Sino-Ocean Land Holdings Ltd	260
195,500		Sinopec Engineering Group Co Ltd	204
15,752,000		Sinopec Shanghai Petrochemical Co Ltd	9,576
214,400		Sinopharm Group Co	862
300,000		Sinotrans Ltd	158
84,000	*,e	Sinotruk Hong Kong Ltd	138
330,500		Soho China Ltd	157
402,000	e	Sunac China Holdings Ltd	1,398
16,200	*	Suning.com Co Ltd	34
1,657,700		Sunny Optical Technology Group Co Ltd	30,746
56,100	*	TAL Education Group (ADR)	2,064
19,000	*	TBEA Co Ltd	20
3,490,500	e	Tencent Holdings Ltd	175,277
338,000		Tingyi Cayman Islands Holding Corp	784
88,000		Tong Ren Tang Technologies Co Ltd	140
153,000		Travelsky Technology Ltd	444
62,000	e	Tsingtao Brewery Co Ltd	340
200,000		Uni-President China Holdings Ltd	257
72,500	*	Vipshop Holdings Ltd (ADR)	787
859,000		Want Want China Holdings Ltd	764
140,200	*,e	Weibo Corp (ADR)	12,444
304,000		Weichai Power Co Ltd	418
18,300		Weichai Power Co Ltd (Class A)	24
20,600		Western Securities Co Ltd	23
350,000		Winteam Pharmaceutical Group Ltd	302
3,600	*	Wuliangye Yibin Co Ltd	41
75,000	*,g	Wuxi Biologics Cayman, Inc	832
90,600	e	Xinjiang Goldwind Science & Technology Co Ltd	110
328,000	e	Xinyi Solar Holdings Ltd	100
2,460,000	g	Yangtze Optical Fibre and Cable Joint Stock Ltd	9,911
95,049		Yangzijiang Shipbuilding	63
322,000		Yanzhou Coal Mining Co Ltd	419
16,900		Yonghui Superstores Co Ltd	19
48,118,000		Yuexiul Property Co Ltd	9,162
1,346,633		Yum China Holdings, Inc	51,792
230,000		Yuzhou Properties Co	135
7,400	*	YY, Inc (ADR)	743
269,000	e	Zhaojin Mining Industry Co Ltd	206
272,000		Zhejiang Expressway Co Ltd	242
15,500		Zhejiang Longsheng Group Co Ltd	28
23,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	148
46,900		Zhongjin Gold Corp Ltd	49
77,000		Zhongsheng Group Holdings Ltd	231
90,700		Zhuzhou CSR Times Electric Co Ltd	430
1,064,000		Zijin Mining Group Co Ltd	408
141,300		Zijin Mining Group Co Ltd (Class A)	77
127,800	*	ZTE Corp	193
		TOTAL CHINA	811,666
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

COLOMBIA - 0.0%
37,190		BanColombia S.A.	$448
77,807		BanColombia S.A. (Preference)	948
75,293		Cementos Argos S.A.	252
1,003,743		Ecopetrol S.A.	1,036
44,818		Grupo Argos S.A.	304
465,189	*	Grupo Aval Acciones y Valores	195
35,486		Grupo de Inversiones Suramericana S.A.	455
20,866		Grupo de Inversiones Suramericana S.A. (Preference)	255
57,584		Interconexion Electrica S.A.	285
		TOTAL COLOMBIA	4,178

CZECH REPUBLIC - 0.0%
29,227		CEZ AS	692
12,747		Komercni Banka AS	535
1,383,236	g	Moneta Money Bank AS	4,746
5,970	*	Telefonica O2 Czech Republic AS	69
		TOTAL CZECH REPUBLIC	6,042

DENMARK - 0.9%
165		AP Moller - Maersk AS (Class A)	195
274		AP Moller - Maersk AS (Class B)	339
4,503		Carlsberg AS (Class B)	530
4,023		Christian Hansen Holding	370
28,389		Coloplast AS	2,834
650,507		Danske Bank AS	20,266
160,860		Dfds A.S.	10,239
282,994		DSV AS	22,782
7,197	*	Genmab AS	1,107
49,692		GN Store Nord	2,258
2,979		H Lundbeck AS	209
6,927		ISS A.S.	237
1,832,307		Novo Nordisk AS	84,635
9,587		Novozymes AS	485
458,452	g	Orsted AS	27,700
4,656		Pandora AS	325
340,643		Sydbank AS	11,677
4,937		Tryg A.S.	116
8,987		Vestas Wind Systems AS	555
4,789	*,e	William Demant Holding A.S.	192
		TOTAL DENMARK	187,051

EGYPT - 0.0%
180,345		Commercial International Bank	861
17,829		Eastern Tobacco	180
309,596	*	Orascom Telecom Holding SAE	81
		TOTAL EGYPT	1,122

FINLAND - 0.5%
198,396		Amer Sports Oyj (A Shares)	6,238
46,387	e	Citycon Oyj	100
5,970		Elisa Oyj (Series A)	276
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

232,421		Fortum Oyj	$5,536
14,551		Kone Oyj (Class B)	740
4,898		Metso Oyj	163
5,712		Neste Oil Oyj	447
959,949		Nokia Oyj (Turquoise)	5,506
67,408		Nokian Renkaat Oyj	2,654
4,223		Orion Oyj (Class B)	114
1,248,000		Outokumpu Oyj	7,730
718,814		Sampo Oyj (A Shares)	35,007
607,445		Stora Enso Oyj (R Shares)	11,834
17,395		Technopolis plc	78
410,065		UPM-Kymmene Oyj	14,600
567,740		Valmet Corp	10,913
18,679		Wartsila Oyj (B Shares)	366
		TOTAL FINLAND	102,302

FRANCE - 3.2%
237,184		Accor S.A.	11,616
1,292		Aeroports de Paris	292
18,261		Air Liquide	2,289
214,199		Airbus SE	24,996
6,800		Alstom RGPT	312
2,587	g	Amundi S.A.	179
357,684		Arkema	42,207
4,047		Atos Origin S.A.	550
83,002		AXA S.A.	2,028
1,774	e	BioMerieux	159
134,252		BNP Paribas	8,304
38,026		Bollore	177
9,324		Bouygues S.A.	401
11,540		Bureau Veritas S.A.	308
76,743		Cap Gemini S.A.	10,284
25,259	e	Carrefour S.A.	407
2,463		Casino Guichard Perrachon S.A.	95
7,147		CNP Assurances	162
21,461		Compagnie de Saint-Gobain	956
2,084,949		Credit Agricole S.A.	27,673
538,752		Danone	39,336
104		Dassault Aviation S.A.	198
276,386		Dassault Systemes S.A.	38,678
9,275		Edenred	293
3,140		Eiffage S.A.	341
24,520		Electricite de France	336
27,415		Essilor International S.A.	3,865
1,991		Eurazeo	151
7,660		Eutelsat Communications	159
253,469		Faurecia	18,018
3,831		Fonciere Des Regions	398
235,601		Gaz de France	3,604
4,924	e	Gecina S.A.	823
19,598		Groupe Eurotunnel S.A.	269
1,346		Hermes International	822
6,104		Icade	572
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,082	e	Iliad S.A.	$3,326
1,553		Imerys S.A.	125
2,557		Ingenico	229
13,207		Ipsen	2,066
3,112		JC Decaux S.A.	104
98,445		Kering	55,454
32,175		Klepierre	1,209
11,353		Legrand S.A.	832
198,351		L’Oreal S.A.	48,899
55,598		LVMH Moet Hennessy Louis Vuitton S.A.	18,460
34,161		Michelin (C.G.D.E.) (Class B)	4,133
38,134		Natixis	270
244,093		Orange S. A.	4,074
9,063	e	Pernod-Ricard S.A.	1,479
409,158		Peugeot S.A.	9,323
8,737	e	Publicis Groupe S.A.	600
15,970		Remy Cointreau S.A.	2,068
407,929	e	Renault S.A.	34,560
13,306		Rexel S.A.	191
125,208		Safran S.A.	15,163
89,833		Sanofi-Aventis	7,210
652,161		Schneider Electric S.A.	54,238
7,259		SCOR SE	268
967		SEB S.A.	169
1,154		Societe BIC S.A.	107
32,826		Societe Generale	1,380
3,887		Sodexho Alliance S.A.	388
48,598		Suez Environnement S.A.	629
309,895		Teleperformance	54,695
4,503		Thales S.A.	579
606,469		Total S.A.	36,828
105,601	*	Ubisoft Entertainment	11,543
10,952	*	Unibail-Rodamco-Westfield	2,412
12,673		Unibail-Rodamco-Westfield	2,790
263,800		Valeo S.A.	14,383
66,272		Veolia Environnement	1,416
229,744		Vinci S.A.	22,053
44,194		Vivendi Universal S.A.	1,081
1,220		Wendel	168
		TOTAL FRANCE	656,160

GERMANY - 2.3%
46,116		Adidas-Salomon AG.	10,040
2,319	g	ADO Properties S.A.	126
185,206		Allianz AG.	38,163
197,306		Alstria Office REIT-AG.	2,964
1,951		Axel Springer AG.	141
86,721		BASF SE	8,279
247,580		Bayer AG.	27,190
14,220		Bayerische Motoren Werke AG.	1,285
2,287		Bayerische Motoren Werke AG. (Preference)	182
158,549		Beiersdorf AG.	17,971
1,194,461		Borussia Dortmund GmbH & Co KGaA	7,477
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,727		Brenntag AG.	$374
44,447	*	Commerzbank AG.	424
26,758		Continental AG.	6,090
159,625	g	Covestro AG.	14,188
91,866		Daimler AG. (Registered)	5,885
3,951	*,g	Delivery Hero AG.	209
61,544		Deutsche Annington Immobilien SE	2,925
86,201		Deutsche Bank AG. (Registered)	922
8,194		Deutsche Boerse AG.	1,089
4,058		Deutsche Euroshop AG.	143
10,095		Deutsche Lufthansa AG.	242
136,679		Deutsche Post AG.	4,441
913,638		Deutsche Telekom AG.	14,120
46,185	*	Deutsche Wohnen AG.	2,231
115,628		Drillisch AG.	6,559
1,379,607		E.ON AG.	14,699
7,111		Evonik Industries AG.	243
1,734		Fraport AG. Frankfurt Airport Services Worldwide	167
133,663		Fresenius Medical Care AG.	13,459
49,179		Fresenius SE	3,938
2,865		Fuchs Petrolub AG. (Preference)	141
7,612		GEA Group AG.	256
9,277		Grand City Properties S.A.	241
2,649		Hannover Rueckversicherung AG.	329
6,257		HeidelbergCement AG.	525
4,413		Henkel KGaA	490
7,618		Henkel KGaA (Preference)	972
888		Hochtief AG.	160
2,792		Hugo Boss AG.	253
48,338		Infineon Technologies AG.	1,228
5,694	g	Innogy SE	243
7,565		K&S AG.	186
3,032		KION Group AG.	218
3,857		Lanxess AG.	300
5,798		LEG Immobilien AG.	630
500,274		Linde AG. (Tender)	118,854
1,376		MAN AG.	156
22,901		Merck KGaA	2,229
7,846		Metro Wholesale & Food Specialist AG.	97
2,223		MTU Aero Engines Holding AG.	426
6,696		Muenchener Rueckver AG.	1,408
4,674		Osram Licht AG.	190
464,504	*	Paion AG.	1,136
6,544		Porsche AG.	416
9,919		ProSiebenSat. Media AG.	251
472		Puma AG. Rudolf Dassler Sport	276
5,492	*	Puma SE	3,213
68,617		RWE AG.	1,559
165,026		SAP AG.	19,047
1,525		Sartorius AG.	227
7,455		Schaeffler AG.	97
348,332	g	Scout24 AG.	18,437
267,726		Siemens AG.	35,275
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

55,461	*,g	Siemens Healthineers AG.	$2,286
5,377		Symrise AG.	470
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	255
30,253		Telefonica Deutschland Holding AG.	119
1,388,910		ThyssenKrupp AG.	33,667
5,798		TLG Immobilien AG.	154
18,817		TUI AG. (DI)	412
8,612		Uniper SE	256
139,729		United Internet AG.	7,977
1,561		Volkswagen AG.	257
7,755		Volkswagen AG. (Preference)	1,281
128,718		Wirecard AG.	20,598
4,763	*,g	Zalando SE	265
		TOTAL GERMANY	483,629

GREECE - 0.0%
206,243	*	Alpha Bank AE	460
259,449	*	Eurobank Ergasias S.A.	270
5,760	*,†,m	Hellenic Duty Free Shops S.A.	24
36,566		Hellenic Telecommunications Organization S.A.	451
14,402		JUMBO S.A.	237
707,183	*	National Bank of Greece S.A.	216
33,545		OPAP S.A.	378
43,004	*	Piraeus Bank S.A.	145
7,271	*	Titan Cement Co S.A.	184
		TOTAL GREECE	2,365

HONG KONG - 0.8%
4,678,358		AIA Group Ltd	40,755
2,250,000	*,e	Alibaba Pictures Group Ltd	246
11,918	e	ASM Pacific Technology	150
172,923	e	Bank of East Asia Ltd	689
160,353		BOC Hong Kong Holdings Ltd	754
99,000		Cathay Pacific Airways Ltd	156
422,000	*	China First Capital Group Ltd	269
296,000		China Gas Holdings Ltd	1,187
306,000		China Resources Cement Holdings Ltd	308
113,625		CK Asset Holdings Ltd	900
117,043		CK Hutchison Holdings Ltd	1,239
60,953		CK Infrastructure Holdings Ltd	451
220,954		CLP Holdings Ltd	2,380
14,700		Dairy Farm International Holdings Ltd	129
713		First Pacific Co	0	^
1,042,500	e	Fullshare Holdings Ltd	516
103,803		Galaxy Entertainment Group Ltd	800
1,635,000	*,e	GCL Poly Energy Holdings Ltd	154
1,434	*,e	Global Brands Group Holding Ltd	0	^
216,000		Haier Electronics Group Co Ltd	737
39,000		Hang Lung Group Ltd	109
396,576		Hang Lung Properties Ltd	815
97,172		Hang Seng Bank Ltd	2,426
196,257		Henderson Land Development Co Ltd	1,035
121,500	e,g	HK Electric Investments & HK Electric Investments Ltd	116
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

154,660		HKT Trust and HKT Ltd	$197
1,183,528		Hong Kong & China Gas Ltd	2,262
169,988		Hong Kong Electric Holdings Ltd	1,188
81,707		Hong Kong Exchanges and Clearing Ltd	2,445
249,485		Hongkong Land Holdings Ltd	1,784
4,760	m	Hopewell Highway Infrastructure Ltd	3
7,747		Hutchison Port Holdings Trust	2
84,760		Hysan Development Co Ltd	473
75,343	*	I-Cable Communications Ltd	1
9,300		Jardine Matheson Holdings Ltd	586
9,600		Jardine Strategic Holdings Ltd	350
108,526		Kerry Properties Ltd	519
96,000		Kingboard Chemical Holdings Ltd	350
162,500		Kingboard Laminates Holdings Ltd	200
264,000		Lee & Man Paper Manufacturing Ltd	266
263,027		Li & Fung Ltd	96
183,026		Link REIT	1,669
2,761,029		Melco Crown Entertainment Ltd (ADR)	77,309
64,678		MTR Corp	357
820,492		New World Development Co Ltd	1,148
233,000		Nine Dragons Paper Holdings Ltd	296
3	*,e	Noble Group Ltd	0	^
57,638		NWS Holdings Ltd	100
187,262		PCCW Ltd	105
47,992		Shangri-La Asia Ltd	90
1,142,000		Sino Biopharmaceutical	1,744
144,365		Sino Land Co	235
88,611		SJM Holdings Ltd	110
230,000		Skyworth Digital Holdings Ltd	102
228,000		SSY Group Ltd	252
360,500		Sun Art Retail Group Ltd	470
185,468		Sun Hung Kai Properties Ltd	2,794
22,628	e	Swire Pacific Ltd (Class A)	239
413,216		Swire Properties Ltd	1,524
58,402		Techtronic Industries Co	324
145,000		Towngas China Co Ltd	140
380,500	g	WH Group Ltd	308
154,053		Wharf Holdings Ltd	493
559,053		Wharf Real Estate Investment Co Ltd	3,970
35,334		Wheelock & Co Ltd	246
31,912		Yue Yuen Industrial Holdings	90
		TOTAL HONG KONG	161,158

HUNGARY - 0.1%
1,136,659		MOL Hungarian Oil & Gas plc	10,938
37,504		OTP Bank	1,354
20,045		Richter Gedeon Rt	365
		TOTAL HUNGARY	12,657

INDIA - 1.1%
257,400		ABB ASEA Brown Boveri Ltd	7,172
81,876		Ambuja Cements Ltd	248
170,787		Ashok Leyland Ltd	314
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,384		Asian Paints Ltd	$801
38,869		Aurobindo Pharma Ltd	345
19,014	*,g	Avenue Supermarts Ltd	412
266,713		Axis Bank Ltd	1,991
25,575		Bajaj Finance Ltd	859
5,355		Bajaj Finserv Ltd	456
11,861		Bajaj Holdings and Investment Ltd	486
28,467		Bharat Forge Ltd	255
124,427		Bharat Heavy Electricals	130
155,829		Bharat Petroleum Corp Ltd	852
231,722		Bharti Airtel Ltd	1,293
47,828		Bharti Infratel Ltd	210
1,070		Bosch Ltd	274
4,055		Britannia Industries Ltd	368
28,798	*	Cadila Healthcare Ltd	159
50,286	*	Cipla Ltd	452
142,447		Coal India Ltd	550
356,507		Container Corp Of India Ltd	3,395
76,870		Dabur India Ltd	439
29,839	*	DEN Networks Ltd	35
16,718		Dr Reddy’s Laboratories Ltd	544
2,257		Eicher Motors Ltd	941
118,640		GAIL India Ltd	590
19,260		Glenmark Pharmaceuticals Ltd	164
34,185		Godrej Consumer Products Ltd	612
47,888		Grasim Industries Ltd	705
34,244		Havells India Ltd	271
92,476		HCL Technologies Ltd	1,250
662,363		HDFC Bank Ltd	20,404
7,202		Hero Honda Motors Ltd	365
172,592		Hindalco Industries Ltd	581
110,745		Hindustan Lever Ltd	2,652
3,096,593		Hindustan Petroleum Corp Ltd	11,751
266,139		Housing Development Finance Corp	7,416
401,512		ICICI Bank Ltd	1,615
3,494,019		ICICI Bank Ltd (ADR)	28,057
248,611	*	Idea Cellular Ltd	216
2,286,270		Indiabulls Housing Finance Ltd	38,227
284,107		Indian Oil Corp Ltd	649
296,255		Infosys Technologies Ltd	5,679
12,256	g	InterGlobe Aviation Ltd	195
582,525		ITC Ltd	2,264
128,950		JSW Steel Ltd	615
80,367		Larsen & Toubro Ltd	1,496
42,504		LIC Housing Finance Ltd	291
32,576	*	Lupin Ltd	430
41,677	*	Mahindra & Mahindra Financial Services Ltd	286
122,170		Mahindra & Mahindra Ltd	1,601
64,340		Marico Ltd	311
18,029		Maruti Suzuki India Ltd	2,324
90,612	*	Motherson Sumi Systems Ltd	377
75,306		Mundra Port and Special Economic Zone Ltd	411
3,302		Nestle India Ltd	473
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

289,241		NTPC Ltd	$674
132,893		Petronet LNG Ltd	426
16,549	*	Pidilite Industries Ltd	257
11,563	*	Piramal Healthcare Ltd	428
228,689		Power Grid Corp of India Ltd	624
202,943	*	Puravankara Projects Ltd	308
2,123,340		Reliance Industries Ltd	30,168
73,494		Rural Electrification Corp Ltd	112
194,698	*	Sesa Sterlite Ltd	672
1,268		Shree Cement Ltd	288
21,436		Shriram Transport Finance Co Ltd	407
9,731		Siemens India Ltd	139
292,565	*	State Bank of India	1,109
143,758		Sun Pharmaceutical Industries Ltd	1,185
851,610		Tata Chemicals Ltd	8,684
155,820		Tata Consultancy Services Ltd	4,202
265,050	*	Tata Motors Ltd	1,042
143,411		Tata Power Co Ltd	153
49,466		Tata Steel Ltd	410
1,038,002		Tech Mahindra Ltd	9,926
45,505	*	Titan Industries Ltd	584
16,090		Ultra Tech Cement Ltd	897
469,950	*	United Phosphorus Ltd	4,249
42,498	*	United Spirits Ltd	413
67,386	*	Vakrangee Ltd	66
165,944		Wipro Ltd	633
1,507,915		Yes Bank Ltd	7,493
76,408	*	ZEE Telefilms Ltd	607
		TOTAL INDIA	231,415

INDONESIA - 0.1%
3,096,600		Adaro Energy Tbk	386
9,481,400		Bank Rakyat Indonesia	1,875
373,000		Indofood CBP Sukses Makmur Tbk	231
287,900		PT AKR Corporindo Tbk	86
3,397,600		PT Astra International Tbk	1,564
1,692,700		PT Bank Central Asia Tbk	2,528
514,500		PT Bank Danamon Indonesia Tbk	229
3,172,200		PT Bank Mandiri Persero Tbk	1,518
1,242,900		PT Bank Negara Indonesia	611
559,000		PT Bank Tabungan Negara Tbk	95
918,300		PT Bumi Serpong Damai	100
1,164,900		PT Charoen Pokphand Indonesia Tbk	299
45,200	*	PT Excelcomindo Pratama	8
77,800		PT Gudang Garam Tbk	365
1,490,700		PT Hanjaya Mandala Sampoerna Tbk	372
408,800		PT Indah Kiat Pulp and Paper Corp Tbk	530
288,200		PT Indocement Tunggal Prakarsa Tbk	274
674,800		PT Indofood Sukses Makmur Tbk	313
316,800		PT Jasa Marga Tbk	92
3,305,600		PT Kalbe Farma Tbk	281
1,697,900		PT Matahari Department Store Tbk	1,040
2,950,200		PT Pakuwon Jati Tbk	109
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,764,000		PT Perusahaan Gas Negara Persero Tbk	$245
405,100		PT Semen Gresik Persero Tbk	201
726,400		PT Surya Citra Media Tbk	104
8,509,900		PT Telekomunikasi Indonesia Persero Tbk	2,229
257,700		PT Unilever Indonesia Tbk	828
352,200		PT United Tractors Tbk	776
822,100		PT Waskita Karya Persero Tbk	110
243,400		Tower Bersama Infrastructure	85
		TOTAL INDONESIA	17,484

IRELAND - 0.5%
377,647	*	AerCap Holdings NV	20,450
319,724		AIB Group plc	1,731
411,611		Bank of Ireland Group plc	3,194
647,784		CRH plc	22,785
2,302,262		Green REIT plc	3,979
6,039,827		Hibernia REIT plc	10,580
147,992	*,†,m	Irish Bank Resolution Corp Ltd	0
19,644		James Hardie Industries NV	329
66,613		Kerry Group plc (Class A)	6,970
577,276		Keywords Studios plc	13,592
3,556		Paddy Power plc	395
4,593	*	Ryanair Holdings plc	85
91	*	Ryanair Holdings plc (ADR)	10
633,425		Smurfit Kappa Group plc	25,572
		TOTAL IRELAND	109,672

ISRAEL - 0.1%
1,118		Azrieli Group	55
124,071		Bank Hapoalim Ltd	841
158,247		Bank Leumi Le-Israel	936
1,450,819		Bezeq Israeli Telecommunication Corp Ltd	1,635
5,477	*	Check Point Software Technologies	535
618		Elbit Systems Ltd	73
1,013		Frutarom Industries Ltd	100
15,683		Israel Chemicals Ltd	72
19,671		Mizrahi Tefahot Bank Ltd	362
1,597	*	Nice Systems Ltd	165
526,588		Teva Pharmaceutical Industries Ltd (ADR)	12,807
		TOTAL ISRAEL	17,581

ITALY - 0.7%
7,569,859		A2A S.p.A.	13,103
51,417		Assicurazioni Generali S.p.A.	860
20,579		Autostrade S.p.A.	607
6,767,444		Banca Intesa S.p.A.	19,580
39,865		Banca Intesa S.p.A. RSP	120
231,935	e	Beni Stabili S.p.A.	203
100,000		Brunello Cucinelli S.p.A	4,453
858,708	e	Davide Campari-Milano S.p.A	7,048
1,059,819		Enel S.p.A.	5,873
108,772		ENI S.p.A.	2,017
5,251		Ferrari NV	710
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,311		Finmeccanica S.p.A.	$170
3,027,943		Iride S.p.A.	7,726
57,239		Luxottica Group S.p.A.	3,685
357,158		Mediobanca S.p.A.	3,304
514,859		Moncler S.p.A	23,362
17,209	*,g	Pirelli & C S.p.A	143
22,100	g	Poste Italiane S.p.A	184
8,732,199		Prada S.p.A	40,233
8,891		Prysmian S.p.A.	221
4,476		Recordati S.p.A.	177
97,234		Snam Rete Gas S.p.A.	405
259,657		Telecom Italia RSP	169
473,430	*	Telecom Italia S.p.A.	351
59,520	e	Terna Rete Elettrica Nazionale S.p.A.	321
85,699		UniCredit S.p.A.	1,420
		TOTAL ITALY	136,445

JAPAN - 7.1%
1,210		ABC-Mart, Inc	66
17,000	e	Acom Co Ltd	65
121		Activia Properties Inc	554
26,846		Aeon Co Ltd	574
4,852		AEON Financial Service Co Ltd	103
4,497		Aeon Mall Co Ltd	81
19,872		Air Water, Inc	364
414,790		Aisin Seiki Co Ltd	18,886
19,568		Ajinomoto Co, Inc	370
29,105		Alfresa Holdings Corp	683
9,150	e	All Nippon Airways Co Ltd	336
8,132		Alps Electric Co Ltd	209
14,844		Amada Co Ltd	142
5,184		Aozora Bank Ltd	197
15,751		Asahi Breweries Ltd	808
288,701		Asahi Glass Co Ltd	11,229
165,325		Asahi Kasei Corp	2,097
35,400		Ashikaga Holdings Co Ltd	119
7,000	e	Asics Corp	118
386,400		Astellas Pharma, Inc	5,880
2,421		Bank of Kyoto Ltd	112
3,053		Benesse Holdings Inc	108
205		BLife Investment Corp	487
26,530		Bridgestone Corp	1,036
10,085		Brother Industries Ltd	199
3,400		Calbee, Inc	128
42,777	e	Canon, Inc	1,403
7,533		Casio Computer Co Ltd	122
6,144		Central Japan Railway Co	1,272
1,900		Century Leasing System, Inc	108
27,162		Chiba Bank Ltd	192
95,706		Chubu Electric Power Co, Inc	1,435
67,169		Chugai Pharmaceutical Co Ltd	3,517
12,566		Chugoku Electric Power Co, Inc	162
5,600		Coca-Cola West Japan Co Ltd	224
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

46,400		Concordia Financial Group Ltd	$236
80,000		Cosmo Energy Holdings Co Ltd	2,802
5,768		Credit Saison Co Ltd	91
4,300		CyberAgent, Inc	258
4,900	*,e	CYBERDYNE, Inc	57
10,238		Dai Nippon Printing Co Ltd	229
12,046		Daicel Chemical Industries Ltd	133
4,300		Daifuku Co Ltd	188
1,268,111		Dai-ichi Mutual Life Insurance Co	22,569
248,894		Daiichi Sankyo Co Ltd	9,509
81,455		Daikin Industries Ltd	9,735
7,849		Daito Trust Construction Co Ltd	1,277
24,256		Daiwa House Industry Co Ltd	825
70,080		Daiwa Securities Group, Inc	406
4,600		Dena Co Ltd	86
19,087		Denso Corp	931
9,455		Dentsu, Inc	448
1,200		Disco Corp	204
5,133		Don Quijote Co Ltd	246
114,197		East Japan Railway Co	10,936
10,728		Eisai Co Ltd	755
6,493		Electric Power Development Co	168
169,500		en-japan, Inc	8,530
3,444		FamilyMart Co Ltd	363
8,285		Fanuc Ltd	1,642
2,483		Fast Retailing Co Ltd	1,138
25,822		Fuji Electric Holdings Co Ltd	196
26,439		Fuji Heavy Industries Ltd	769
501,286		Fujifilm Holdings Corp	19,552
3,223,991		Fujitsu Ltd	19,510
30,733		Fukuoka Financial Group, Inc	154
20		GLP J-Reit	21
164,400	e	GMO Payment Gateway, Inc	18,927
51		Hachijuni Bank Ltd	0	^
9,400		Hakuhodo DY Holdings, Inc	151
6,100		Hamamatsu Photonics KK	262
10,093		Hankyu Hanshin Holdings, Inc	405
932		Hikari Tsushin, Inc	164
10,882		Hino Motors Ltd	116
1,373		Hirose Electric Co Ltd	170
8,875		Hisamitsu Pharmaceutical Co, Inc	748
13,985		Hitachi Chemical Co Ltd	282
4,733		Hitachi Construction Machinery Co Ltd	153
2,800		Hitachi High-Technologies Corp	114
7,335,793		Hitachi Ltd	51,681
25,585		Hitachi Metals Ltd	265
69,796		Honda Motor Co Ltd	2,047
2,312		Hoshizaki Electric Co Ltd	234
16,527		Hoya Corp	938
74,728		Hulic Co Ltd	798
17,329		Idemitsu Kosan Co Ltd	616
6,329		Iida Group Holdings Co Ltd	122
4,329,600	e	Infomart Corp	57,404
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)

123,883	Inpex Holdings, Inc	$1,287
4,449	Invincible Investment Corp	2,002
15,081	Isetan Mitsukoshi Holdings Ltd	188
737,824	Ishikawajima-Harima Heavy Industries Co Ltd	25,664
23,600	Isuzu Motors Ltd	313
61,469	Itochu Corp	1,112
9,895	J Front Retailing Co Ltd	150
4,824	Japan Airlines Co Ltd	171
2,103	Japan Airport Terminal Co Ltd	98
16,846	Japan Post Bank Co Ltd	196
67,540	Japan Post Holdings Co Ltd	739
32	Japan Prime Realty Investment Corp	116
55	Japan Real Estate Investment Corp	291
1,013	Japan Retail Fund Investment Corp	1,827
137,063	Japan Tobacco, Inc	3,830
66,223	JFE Holdings, Inc	1,251
9,078	JGC Corp	183
25,558	JSR Corp	434
576,503	JTEKT Corp	7,825
2,770,688	JX Holdings, Inc	19,222
39,372	Kajima Corp	304
6,134	Kakaku.com, Inc	138
4,785	Kamigumi Co Ltd	99
34,129	Kaneka Corp	306
194,935	Kansai Electric Power Co, Inc	2,843
25,614	Kansai Paint Co Ltd	532
64,985	Kao Corp	4,953
6,051	Kawasaki Heavy Industries Ltd	178
77,797	KDDI Corp	2,127
4,300	Keihan Electric Railway Co Ltd	154
9,660	Keihin Electric Express Railway Co Ltd	158
4,623	Keio Corp	223
5,713	Keisei Electric Railway Co Ltd	196
28	Kenedix Realty Investment Corp	174
225,300	Kenedix, Inc	1,367
4,138	Keyence Corp	2,334
6,395	Kikkoman Corp	323
7,449	Kintetsu Corp	304
35,749	Kirin Brewery Co Ltd	958
2,100	Kobayashi Pharmaceutical Co Ltd	181
41,101	Kobe Steel Ltd	376
4,600	Koito Manufacturing Co Ltd	304
39,450	Komatsu Ltd	1,123
3,686	Konami Corp	187
966,420	Konica Minolta Holdings, Inc	8,963
1,228	Kose Corp	264
1,041,098	Kubota Corp	16,340
45,274	Kuraray Co Ltd	623
4,277	Kurita Water Industries Ltd	122
13,700	Kyocera Corp	770
22,789	Kyowa Hakko Kogyo Co Ltd	459
36,377	Kyushu Electric Power Co, Inc	406
6,900	Kyushu Railway Co	211
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,980		Lawson, Inc	$124
2,800	*,e	LINE Corp	116
9,600		Lion Corp	176
11,264		LIXIL Group Corp	225
8,638		M3, Inc	344
2,137		Mabuchi Motor Co Ltd	101
53		Maeda Corp	1
9,588		Makita Corp	429
1,198,465		Marubeni Corp	9,124
8,809		Marui Co Ltd	185
7,396		Maruichi Steel Tube Ltd	251
23,515		Mazda Motor Corp	288
2,800		McDonald’s Holdings Co Japan Ltd	143
7,159		Mediceo Paltac Holdings Co Ltd	144
283,100	e	Megachips Corp	7,526
5,108		MEIJI Holdings Co Ltd	431
17,900	*,e	Mercari, Inc	733
16,400		Minebea Co Ltd	276
5,500		Miraca Holdings, Inc	164
12,000		MISUMI Group, Inc	349
177,962		Mitsubishi Chemical Holdings Corp	1,486
57,822		Mitsubishi Corp	1,603
78,114		Mitsubishi Electric Corp	1,036
83,196		Mitsubishi Estate Co Ltd	1,452
23,080		Mitsubishi Gas Chemical Co, Inc	522
259,312		Mitsubishi Heavy Industries Ltd	9,426
317,311		Mitsubishi Materials Corp	8,705
28,908		Mitsubishi Motors Corp	230
506,362		Mitsubishi UFJ Financial Group, Inc	2,868
18,800		Mitsubishi UFJ Lease & Finance Co Ltd	115
73,082		Mitsui & Co Ltd	1,217
24,228		Mitsui Chemicals, Inc	644
115,906		Mitsui Fudosan Co Ltd	2,792
4,949		Mitsui OSK Lines Ltd	119
20,342		Mitsui Sumitomo Insurance Group Holdings, Inc	632
922,418		Mitsui Trust Holdings, Inc	36,393
1,025,756		Mizuho Financial Group, Inc	1,728
516,800	e	MonotaRO Co Ltd	22,830
117		Mori Hills REIT Investment Corp	150
195,335		Murata Manufacturing Co Ltd	32,792
4,839		Nabtesco Corp	149
7,700		Nagoya Railroad Co Ltd	199
8,406		Namco Bandai Holdings, Inc	346
11,261		NEC Corp	309
18,000	*	Nexon Co Ltd	261
11,524		NGK Insulators Ltd	205
7,048		NGK Spark Plug Co Ltd	200
9,517		Nidec Corp	1,424
13,981		Nikon Corp	222
240,703		Nintendo Co Ltd	78,572
57		Nippon Building Fund, Inc	329
3,662		Nippon Electric Glass Co Ltd	102
3,444		Nippon Express Co Ltd	250
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,672		Nippon Meat Packers, Inc	$148
20,626		Nippon Paint Co Ltd	887
77		Nippon ProLogis REIT, Inc	160
99,001		Nippon Steel Corp	1,941
762,592		Nippon Telegraph & Telephone Corp	34,643
6,876		Nippon Yusen Kabushiki Kaisha	136
16,139		Nissan Chemical Industries Ltd	752
1,424,227		Nissan Motor Co Ltd	13,858
8,931		Nisshin Seifun Group, Inc	189
2,545		Nissin Food Products Co Ltd	184
3,413		Nitori Co Ltd	531
21,337		Nitto Denko Corp	1,611
225,338		NKSJ Holdings, Inc	9,092
382,255		NOK Corp	7,383
2,777,780		Nomura Holdings, Inc	13,442
5,274		Nomura Real Estate Holdings, Inc	117
475		Nomura Real Estate Master Fund, Inc	671
4,900		Nomura Research Institute Ltd	237
16,235		NSK Ltd	167
27,100		NTT Data Corp	312
293,886		NTT DoCoMo, Inc	7,489
27,796		Obayashi Corp	289
2,900		Obic Co Ltd	240
12,246		Odakyu Electric Railway Co Ltd	263
110,994		OJI Paper Co Ltd	688
743,043		Olympus Corp	27,795
114,844		Omron Corp	5,350
16,768		Ono Pharmaceutical Co Ltd	393
1,603		Oracle Corp Japan	131
8,531		Oriental Land Co Ltd	894
2,403,018		ORIX Corp	37,877
216		Orix JREIT, Inc	345
470,721		Osaka Gas Co Ltd	9,747
21,522		Osaka Securities Exchange Co Ltd	399
4,322		Otsuka Corp	169
16,700		Otsuka Holdings KK	808
311,100		Paltac Corp	17,890
290,455		Panasonic Corp	3,917
3,900		Park24 Co Ltd	106
4,110		Pola Orbis Holdings, Inc	181
37,600		Rakuten, Inc	254
146,853		Recruit Holdings Co Ltd	4,056
33,900	*	Renesas Electronics Corp	331
89,942		Resona Holdings, Inc	479
28,682		Ricoh Co Ltd	263
1,512		Rinnai Corp	133
85,235		Rohm Co Ltd	7,123
1,044		Ryohin Keikaku Co Ltd	367
1,980		Sankyo Co Ltd	77
51,753		Santen Pharmaceutical Co Ltd	900
171,691		SBI Holdings, Inc	4,402
8,967		Secom Co Ltd	688
6,552		Sega Sammy Holdings, Inc	112
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,200		Seibu Holdings, Inc	$155
12,400		Seiko Epson Corp	215
756,900		Seino Holdings Corp	13,393
16,295		Sekisui Chemical Co Ltd	277
230,220		Sekisui House Ltd	4,069
151,800	e	Seria Co Ltd	7,275
32,286		Seven & I Holdings Co Ltd	1,408
24,000		Seven Bank Ltd	73
4,200		SG Holdings Co Ltd	92
6,999	e	Sharp Corp	170
186,399	*	SHIFT, Inc	8,247
10,047		Shimadzu Corp	303
927		Shimamura Co Ltd	82
3,192		Shimano, Inc	468
23,262		Shimizu Corp	241
88,739		Shin-Etsu Chemical Co Ltd	7,886
6,877		Shinsei Bank Ltd	106
58,690		Shionogi & Co Ltd	3,012
16,193		Shiseido Co Ltd	1,285
20,201		Shizuoka Bank Ltd	182
24,822		Showa Shell Sekiyu KK	370
2,463		SMC Corp	902
525,000		SMS Co Ltd	9,574
238,866		Softbank Corp	17,057
3,100		Sohgo Security Services Co Ltd	146
4,541,900		Sojitz Holdings Corp	16,449
2,928,604		Sony Corp	149,987
207,728		Sony Financial Holdings, Inc	3,958
5,814		Stanley Electric Co Ltd	198
672		Star Asia Investment Corp	667
8,600		Start Today Co Ltd	311
10,035	e	Sumco Corp	202
205,283		Sumitomo Chemical Co Ltd	1,161
49,065		Sumitomo Corp	805
6,863		Sumitomo Dainippon Pharma Co Ltd	145
781,947		Sumitomo Electric Industries Ltd	11,630
463,925		Sumitomo Heavy Industries Ltd	15,631
31,815		Sumitomo Metal Mining Co Ltd	1,214
996,191		Sumitomo Mitsui Financial Group, Inc	38,857
50,516		Sumitomo Realty & Development Co Ltd	1,860
7,363	e	Sumitomo Rubber Industries, Inc	117
2,800		Sundrug Co Ltd	113
6,000		Suntory Beverage & Food Ltd	257
2,245,476		Suruga Bank Ltd	20,001
3,407		Suzuken Co Ltd	144
14,734		Suzuki Motor Corp	812
185,071		Sysmex Corp	17,244
23,495		T&D Holdings, Inc	352
5,000		Taiheiyo Cement Corp	164
9,293		Taisei Corp	512
5,056		Taisho Pharmaceutical Holdings Co Ltd	591
16,267		Taiyo Nippon Sanso Corp	233
12,117		Takashimaya Co Ltd	104
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

30,511		Takeda Pharmaceutical Co Ltd	$1,284
10,494		Tanabe Seiyaku Co Ltd	181
96,356		TDK Corp	9,811
207,700		TechnoPro Holdings, Inc	12,754
24,586		Teijin Ltd	450
7,702		Temp Holdings Co Ltd	172
13,246		Terumo Corp	758
5,194		THK Co Ltd	148
7,834		Tobu Railway Co Ltd	239
4,875		Toho Co Ltd	163
3,000		Toho Gas Co Ltd	104
19,113		Tohoku Electric Power Co, Inc	234
349,164		Tokio Marine Holdings, Inc	16,335
616,800	*,e	Tokyo Base Co Ltd	4,708
196,325	*	Tokyo Electric Power Co, Inc	914
6,716		Tokyo Electron Ltd	1,153
99,032		Tokyo Gas Co Ltd	2,630
41,400		Tokyo Tatemono Co Ltd	568
21,629		Tokyu Corp	372
22,000		Tokyu Fudosan Holdings Corp	155
21,734		Toppan Printing Co Ltd	170
187,045		Toray Industries, Inc	1,476
278,554	*	Toshiba Corp	836
888,520		Tosoh Corp	13,738
6,342		Toto Ltd	294
20,939		Toyo Seikan Kaisha Ltd	367
3,899		Toyo Suisan Kaisha Ltd	139
2,897		Toyoda Gosei Co Ltd	73
195,693		Toyota Industries Corp	10,954
1,931,953		Toyota Motor Corp	124,937
9,394		Toyota Tsusho Corp	314
5,028		Trend Micro, Inc	286
378,500		TS Tech Co Ltd	15,768
1,500		Tsuruha Holdings, Inc	188
17,207		Uni-Charm Corp	517
311		United Urban Investment Corp	483
9,430		USS Co Ltd	179
106,343	e	Wash House Co Ltd	1,531
6,907		West Japan Railway Co	509
61,838	e	Yahoo! Japan Corp	205
4,604		Yakult Honsha Co Ltd	308
26,331		Yamada Denki Co Ltd	131
8,406		Yamaguchi Financial Group, Inc	95
5,808		Yamaha Corp	301
12,091		Yamaha Motor Co Ltd	304
13,455	e	Yamato Transport Co Ltd	396
5,453		Yamazaki Baking Co Ltd	143
10,324		Yaskawa Electric Corp	364
9,710		Yokogawa Electric Corp	172
4,800		Yokohama Rubber Co Ltd	100
427,000	e	Yume No Machi Souzou Iinkai Co Ltd	8,863
		TOTAL JAPAN	1,466,882
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

JERSEY, C.I. - 0.0%
11,773		Randgold Resources Ltd	$906
		TOTAL JERSEY, C.I.	906

KOREA, REPUBLIC OF - 1.0%
5,484		Amorepacific Corp	1,587
1,599		Amorepacific Corp (Preference)	222
1,335		BGF retail Co Ltd	234
38,654		BS Financial Group, Inc	324
5,736	*	Celltrion Healthcare Co Ltd	569
1,953	*	Celltrion Pharm Inc	158
13,734	*,e	Celltrion, Inc	3,731
10,826		Cheil Communications, Inc	201
12,927		Cheil Industries, Inc	1,352
1,362		CJ CheilJedang Corp	431
1,963		CJ Corp	250
3,151	m	CJ E&M Corp	324
444		CJ O Shopping Co Ltd	111
4,117		Daelim Industrial Co	283
22,667	*	Daewoo Engineering & Construction Co Ltd	119
5,733		Daewoo International Corp	110
66,004		Daewoo Securities Co Ltd	504
23,863		DGB Financial Group Co Ltd	219
7,911		Dongbu Insurance Co Ltd	419
5,161		Dongsuh Co, Inc	121
5,599		Doosan Bobcat, Inc	161
8,025	*	Doosan Heavy Industries and Construction Co Ltd	113
975,441	*,e	Doosan Infracore Co Ltd	8,449
3,404		E-Mart Co Ltd	777
3,188		GLOVIS Co Ltd	330
8,389		GS Engineering & Construction Corp	347
11,927		GS Holdings Corp	582
4,714		GS Retail Co Ltd	186
49,581		Hana Financial Group, Inc	1,904
11,912		Hankook Tire Co Ltd	450
1,027		Hanmi Pharm Co Ltd	388
2,101		Hanmi Science Co Ltd	122
29,448		Hanon Systems	280
1,879		Hanssem Co Ltd	177
17,730		Hanwha Chemical Corp	348
5,587		Hanwha Corp	158
6,045	*	HDC Hyundai Development Co-Engineering & Construction	292
4,689	*	HLB, Inc	410
2,831		Honam Petrochemical Corp	883
5,290		Hotel Shilla Co Ltd	586
98,464		Hynix Semiconductor, Inc	7,558
5,290	†,m	Hyosung Corp	638
2,274		Hyundai Department Store Co Ltd	236
3,774		Hyundai Development Co	97
13,239		Hyundai Engineering & Construction Co Ltd	684
5,964	*	Hyundai Heavy Industries	545
9,577		Hyundai Marine & Fire Insurance Co Ltd	290
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,523		Hyundai Mobis	$2,192
25,980		Hyundai Motor Co	2,920
6,241		Hyundai Motor Co Ltd (2nd Preference)	508
3,699		Hyundai Motor Co Ltd (Preference)	273
1,511	*	Hyundai Robotics Co Ltd	479
13,698		Hyundai Steel Co	646
278		Hyundai Wia Corp	10
39,566		Industrial Bank of Korea	546
353,907	g	ING Life Insurance Korea Ltd	13,286
7,580		Kakao Corp	778
112,161		Kangwon Land, Inc	2,632
371,535		KB Financial Group, Inc	17,489
924		KCC Corp	272
3,756		KEPCO Plant Service & Engineering Co Ltd	120
44,219		Kia Motors Corp	1,222
11,493	*	Korea Aerospace Industries Ltd	424
43,666		Korea Electric Power Corp	1,252
1,492	*	Korea Express Co Ltd	225
4,055	*	Korea Gas Corp	233
6,811		Korea Investment Holdings Co Ltd	514
2,889		Korea Kumho Petrochemical	302
41,724		Korea Life Insurance Co Ltd	198
1,482		Korea Zinc Co Ltd	513
6,857		Korean Air Lines Co Ltd	174
132		KT Corp	3
19,572		KT&G Corp	1,881
7,765		LG Chem Ltd	2,324
1,361		LG Chem Ltd (Preference)	246
15,632		LG Corp	1,011
112,669		LG Electronics, Inc	8,389
1,594		LG Household & Health Care Ltd	1,997
357		LG Household & Health Care Ltd (Preference)	234
2,335		LG Innotek Co Ltd	303
38,592		LG.Philips LCD Co Ltd	633
4,902	*	Lotte Corp	252
1,719		Lotte Shopping Co Ltd	324
696		Medy-Tox, Inc	479
4,710		Naver Corp	3,223
2,948		NCsoft	981
4,375	g	Netmarble Corp	599
68,951		OCI Co Ltd	6,379
3,523		Orion Corp/Republic of Korea	470
198		Ottogi Corp	153
4,836		Pacific Corp	536
723	*	Pearl Abyss Corp	146
13,288		POSCO	3,921
2,752		S1 Corp (Korea)	239
2,728	*,g	Samsung Biologics Co Ltd	1,021
3,973		Samsung Card Co	137
88,919		Samsung Electro-Mechanics Co Ltd	11,839
935,846		Samsung Electronics Co Ltd	39,202
145,237		Samsung Electronics Co Ltd (Preference)	4,904
23,257	*	Samsung Engineering Co Ltd	326
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,104		Samsung Fire & Marine Insurance Co Ltd	$1,209
64,094	*	Samsung Heavy Industries Co Ltd	410
11,503		Samsung Life Insurance Co Ltd	1,015
68,913		Samsung SDI Co Ltd	13,218
5,716		Samsung SDS Co Ltd	1,026
11,281		Samsung Securities Co Ltd	352
701	*	Samsung Techwin Co Ltd	15
71,599		Shinhan Financial Group Co Ltd	2,772
1,145		Shinsegae Co Ltd	412
8,956	*	SillaJen, Inc	588
44,286		SK C&C Co Ltd	10,283
11,888		SK Energy Co Ltd	2,153
2,421		SK Networks Co Ltd	10
3,341		SK Telecom Co Ltd	698
9,157		S-Oil Corp	899
34,865	*	STX Pan Ocean Co Ltd	153
2,003	*	ViroMed Co Ltd	423
8,852		Woongjin Coway Co Ltd	688
78,456		Woori Bank	1,144
22,364		Woori Investment & Securities Co Ltd	300
1,418		Yuhan Corp	277
		TOTAL KOREA, REPUBLIC OF	215,665

LUXEMBOURG - 0.1%
858,261		ArcelorMittal	25,040
485	e	Eurofins Scientific	269
2,881	e	Millicom International Cellular S.A.	169
21,946	*	Reinet Investments S.C.A	387
1,688		RTL Group	114
15,459		SES Global S.A.	283
20,828		Tenaris S.A.	380
		TOTAL LUXEMBOURG	26,642

MACAU - 0.1%
36,592		MGM China Holdings Ltd	85
103,933		Sands China Ltd	554
3,587,783		Wynn Macau Ltd	11,497
		TOTAL MACAU	12,136

MALAYSIA - 0.1%
208,100		AirAsia BHD	154
136,600		Alliance Financial Group BHD	137
194,600		AMMB Holdings BHD	180
190,200		Astro Malaysia Holdings BHD	75
25,200		British American Tobacco Malaysia BHD	217
777,000		Bumiputra-Commerce Holdings BHD	1,048
615,700		Dialog Group BHD	470
502,800		Digi.Com BHD	517
195,200		Felda Global Ventures Holdings BHD	73
18,300		Fraser & Neave Holdings BHD	177
306,800		Gamuda BHD	248
348,700		Genting BHD	725
34,800		Genting Plantations BHD	81
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

81,600		HAP Seng Consolidated BHD	$198
193,600		Hartalega Holdings BHD	287
103,600		Hong Leong Bank BHD	467
23,800		Hong Leong Credit BHD	106
419,900		IHH Healthcare BHD	635
349,100		IJM Corp BHD	155
365,800		IOI Corp BHD	412
234,100		IOI Properties Group Sdn BHD	93
85,100		Kuala Lumpur Kepong BHD	509
687,300		Malayan Banking BHD	1,531
132,300		Malaysia Airports Holdings BHD	288
343,800		Maxis BHD	465
224,000		MISC BHD	328
238,900		My EG Services BHD	57
9,300		Nestle Malaysia BHD	339
452,000		Petronas Chemicals Group BHD	941
60,400		Petronas Dagangan BHD	371
122,100		Petronas Gas BHD	522
82,600		PPB Group BHD	402
202,900		Press Metal BHD	219
508,200		Public Bank BHD	2,940
487,100		Resorts World BHD	588
126,500		RHB Capital BHD	171
77,200	*	Sapurakencana Petroleum BHD	12
346,100		Sime Darby BHD	210
391,200		Sime Darby Plantation BHD	515
409,200		Sime Darby Property BHD	121
174,100		SP Setia BHD	134
175,400		Telekom Malaysia BHD	135
547,100		Tenaga Nasional BHD	1,983
438,800		TM International BHD	413
104,600		Top Glove Corp BHD	314
54,700		UMW Holdings BHD	81
153,400		Westports Holdings BHD	129
6	*	YNH Property BHD	0	^
602,400		YTL Corp BHD	169
		TOTAL MALAYSIA	20,342

MEXICO - 0.1%
469,100		Alfa S.A. de C.V. (Class A)	546
72,900		Alsea SAB de C.V.	251
5,700,500		America Movil S.A. de C.V. (Series L)	4,756
293,785		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	397
2,471,000	*	Cemex S.A. de C.V.	1,625
91,000		Coca-Cola Femsa S.A. de C.V.	515
30,100	e	El Puerto de Liverpool SAB de C.V.	193
69,600		Embotelladoras Arca SAB de C.V.	428
528,000		Fibra Uno Administracion S.A. de C.V.	767
334,400		Fomento Economico Mexicano S.A. de C.V.	2,946
9,020		Fresnillo plc	136
18,300		Gentera SAB de C.V.	16
36,795		Gruma SAB de C.V.	450
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

59,800		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	$554
34,225		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	544
269,400		Grupo Bimbo S.A. de C.V. (Series A)	525
51,000		Grupo Carso S.A. de C.V. (Series A1)	172
429,200		Grupo Financiero Banorte S.A. de C.V.	2,530
365,300		Grupo Financiero Inbursa S.A.	511
10,900	e	Grupo Lala SAB de C.V.	11
600,000		Grupo Mexico S.A. de C.V. (Series B)	1,704
407,200		Grupo Televisa S.A.	1,546
28,830		Industrias Penoles S.A. de C.V.	517
82,100		Infraestructura Energetica ,NV SAB de C.V.	366
246,200	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	416
161,200		Mexichem SAB de C.V.	466
36,870		Promotora y Operadora de Infraestructura SAB de C.V.	329
1,859,700	*	Wal-Mart de Mexico SAB de C.V.	4,903
		TOTAL MEXICO	28,120

MONGOLIA - 0.0%
42,145	*	Turquoise Hill Resources Ltd	119
		TOTAL MONGOLIA	119

NETHERLANDS - 2.1%
1,415,785	g	ABN AMRO Group NV (ADR)	36,615
5,608	*,g	Adyen NV	3,089
75,955		Aegon NV	453
55,774		Akzo Nobel NV	4,757
362,217		ASML Holding NV	71,677
280,439		ASR Nederland NV	11,420
7,657		DSM NV	766
4,058		Eurocommercial Properties NV	172
304,728	g	Euronext NV	19,310
212,654		EXOR NV	14,230
4,933		Heineken Holding NV	472
85,047		Heineken NV	8,521
7,523,555		ING Groep NV	107,997
8,117	*	InterXion Holding NV	507
165,757		Koninklijke Ahold Delhaize NV	3,958
838,281		Koninklijke KPN NV	2,279
541,168		Koninklijke Philips Electronics NV	22,928
3,089		Koninklijke Vopak NV	142
12,787		NN Group NV	519
14,638	*	NXP Semiconductors NV	1,599
5,139		Randstad Holdings NV	302
3,115,357		Royal Dutch Shell plc (A Shares)	107,819
160,161		Royal Dutch Shell plc (B Shares)	5,736
3,479	e	Wereldhave NV	137
334,351		Wolters Kluwer NV	18,783
		TOTAL NETHERLANDS	444,188

NEW ZEALAND - 0.1%
31,744	*	a2 Milk Co Ltd	246
6,220,216		Air New Zealand Ltd	13,366
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

41,204		Auckland International Airport Ltd	$189
24,719		Fisher & Paykel Healthcare Corp	249
46,838		Fletcher Building Ltd	220
92,739		Kiwi Property Group Ltd	84
55,395		Meridian Energy Ltd	117
17,328		Ryman Healthcare Ltd	140
74,451		Telecom Corp of New Zealand Ltd	188
		TOTAL NEW ZEALAND	14,799

NORWAY - 0.6%
926,836		Aker BP ASA	34,092
902,726		DNB NOR Holding ASA	17,579
7,848		Gjensidige Forsikring BA	128
58,793		Norsk Hydro ASA	351
35,444		Orkla ASA	310
16,884	e	PAN Fish ASA	336
4,273		Schibsted ASA (B Shares)	121
2,328,696		Statoil ASA	61,577
32,293		Telenor ASA	661
281,200		TGS Nopec Geophysical Co ASA	10,327
65,824		Yara International ASA	2,723
		TOTAL NORWAY	128,205

PAKISTAN - 0.0%
85,700		Habib Bank Ltd	117
20,700		Lucky Cement Ltd	87
51,700		MCB Bank Ltd	84
157,300		Oil & Gas Development Co Ltd	202
66,000		United Bank Ltd	92
		TOTAL PAKISTAN	582

PERU - 0.0%
39,100		Cia de Minas Buenaventura S.A. (ADR) (Series B)	533
11,100		Credicorp Ltd (NY)	2,499
12,737		Southern Copper Corp (NY)	597
		TOTAL PERU	3,629

PHILIPPINES - 0.1%
286,890		Aboitiz Equity Ventures, Inc	293
209,200		Aboitiz Power Corp	136
587,300	*	Alliance Global Group, Inc	128
43,640		Ayala Corp	752
1,282,500		Ayala Land, Inc	911
333,980		Banco de Oro Universal Bank	785
156,560		Bank of the Philippine Islands	260
587,000		DMCI Holdings, Inc	116
3,990		Globe Telecom, Inc	115
13,205		GT Capital Holdings, Inc	225
72,780		International Container Term Services, Inc	105
450,110		JG Summit Holdings (Series B)	422
68,530		Jollibee Foods Corp	338
37,740		Manila Electric Co	251
1,340,283		Megaworld Corp	108
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,009,200		Metro Pacific Investments Corp	$173
154,926		Metropolitan Bank & Trust	213
13,190		PLDT, Inc	316
307,100		Robinsons Land Corp	107
5,471,450		Robinsons Retail Holdings, Inc	8,151
40,570		Security Bank Corp	152
41,350		SM Investments Corp	678
1,707,200		SM Prime Holdings	1,150
156,100		Universal Robina	353
		TOTAL PHILIPPINES	16,238

POLAND - 0.0%
14,273	*	Alior Bank S.A.	253
2,635		Bank Handlowy w Warszawie S.A.	50
83,597	*	Bank Millennium S.A.	179
28,469		Bank Pekao S.A.	857
5,535		Bank Zachodni WBK S.A.	490
1,938		BRE Bank S.A.	206
4,117		CCC S.A.	227
10,734	*	CD Projekt Red S.A.	460
31,778		Cyfrowy Polsat S.A.	196
6,496	*,g	Dino Polska S.A.	179
23,670		Grupa Lotos S.A.	359
8,945	*	Jastrzebska Spolka Weglowa S.A.	182
21,349		KGHM Polska Miedz S.A.	500
215		LPP S.A.	485
5,574	g	PLAY Communications S.A.	38
389,912		Polish Oil & Gas Co	594
130,865	*	Polska Grupa Energetyczna S.A.	325
57,561		Polski Koncern Naftowy Orlen S.A.	1,289
154,137	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,514
99,258		Powszechny Zaklad Ubezpieczen S.A.	1,029
14,385	*	Tauron Polska Energia S.A.	9
81,110	*	Telekomunikacja Polska S.A.	100
5,818		Zaklady Azotowe w Tarnowie-Moscicach S.A.	67
		TOTAL POLAND	9,588

PORTUGAL - 0.1%
106,839		Energias de Portugal S.A.	423
20,404		Galp Energia SGPS S.A.	388
801,816		Jeronimo Martins SGPS S.A.	11,550
		TOTAL PORTUGAL	12,361

QATAR - 0.0%
13,092	*	Barwa Real Estate Co	123
24,397	*	Commercial Bank of Qatar QSC	255
21,431	*	Doha Bank QSC	157
113,262	*	Ezdan Holding Group QSC	256
26,155	*	Industries Qatar QSC	769
52,079	*	Masraf Al Rayan	500
11,541	*	Ooredoo QSC	230
6,519	*	Qatar Electricity & Water Co	337
22,070	*	Qatar Insurance Co SAQ	216
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,451	*	Qatar Islamic Bank SAQ	$524
64,259	*	Qatar National Bank	2,684
		TOTAL QATAR	6,051

ROMANIA - 0.0%
62,544		NEPI Rockcastle plc	558
		TOTAL ROMANIA	558

RUSSIA - 0.2%
22,383	m	Acron JSC (GDR)	155
13,610	*	AFK Sistema (GDR)	37
71,808		Federal Grid Co Unified Energy System JSC (GDR)	107
946,152		Gazprom (ADR)	4,173
5,849		Gazpromneft OAO (ADR)	149
24,953		LSR Group (GDR)	67
74,104		LUKOIL PJSC (ADR)	5,108
54,551	*	Magnit PJSC (GDR)	982
7,955	*	MegaFon PJSC (GDR)	70
110,498		MMC Norilsk Nickel PJSC (ADR)	1,992
76,600		Mobile TeleSystems (ADR)	676
32,528	m	Mosenergo PJSC (ADR)	61
16,387	*	Novatek PJSC (GDR)	2,430
5,769	*	Novolipetsk Steel PJSC (GDR)	141
21,210	*	PhosAgro PJSC (GDR)	273
4,295		Polyus PJSC (GDR)	141
226,730	*	Rosneft Oil Co PJSC (GDR)	1,410
24,519		Rostelecom (ADR)	174
231,041		RusHydro PJSC (ADR)	241
75,224		Sberbank of Russia (ADR)	1,080
1,396,099		Sberbank of Russian Federation (ADR)	19,970
39,354	*	Severstal (GDR)	576
289,069		Surgutneftegaz (ADR) (London)	1,292
43,215		Tatneft PAO (ADR)	2,717
1,354	*	Tatneft PJSC (ADR)	87
13,071	*	TMK PJSC (GDR)	65
288,536		VTB Bank OJSC (GDR)	439
14,678		X 5 Retail Group NV (GDR)	388
		TOTAL RUSSIA	45,001

SINGAPORE - 0.1%
308,345		Ascendas REIT	597
26,300	g	BOC Aviation Ltd	163
304,546		CapitaCommercial Trust	371
315,846		CapitaLand Ltd	731
108,817		CapitaMall Trust	166
58,700		City Developments Ltd	470
90,848		ComfortDelgro Corp Ltd	156
251,930		DBS Group Holdings Ltd	4,899
270,592		Genting Singapore Ltd	242
290,765	e	Golden Agri-Resources Ltd	65
4,166		Jardine Cycle & Carriage Ltd	97
64,068		Keppel Corp Ltd	335
56	e	Keppel Infrastructure Trust	0	^
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

50		K-REIT Asia	$0	^
521,559		Oversea-Chinese Banking Corp	4,443
43,348		SembCorp Industries Ltd	87
85		SembCorp Marine Ltd	0	^
21,684		Singapore Airlines Ltd	170
29,300		Singapore Airport Terminal Services Ltd	107
313,843		Singapore Exchange Ltd	1,649
71,025	e	Singapore Press Holdings Ltd	136
67,407		Singapore Technologies Engineering Ltd	163
1,062,791		Singapore Telecommunications Ltd	2,400
56		StarHub Ltd	0	^
305,200		Suntec Real Estate Investment Trust	387
227,643		United Overseas Bank Ltd	4,462
69,331		UOL Group Ltd	387
579,500		Venture Corp Ltd	7,571
79,462	e	Wilmar International Ltd	178
		TOTAL SINGAPORE	30,432

SOUTH AFRICA - 0.4%
11,860		Anglo American Platinum Ltd	309
44,993	e	Anglo American plc (London)	999
76,653		AngloGold Ashanti Ltd	628
64,882		Aspen Pharmacare Holdings Ltd	1,218
295,281	*	Barclays Africa Group Ltd	3,429
56,006		Bid Corp Ltd	1,121
54,899		Bidvest Group Ltd	786
6,854	*,e	Brait S.A.	21
6,820		Capitec Bank Holdings Ltd	430
38,862		Clicks Group Ltd	555
36,696		Coronation Fund Managers Ltd	156
57,714		Discovery Holdings Ltd	619
53,491		Exxaro Resources Ltd	488
576,609		FirstRand Ltd	2,679
123,593		Fortress REIT Ltd	136
146,959		Fortress REIT Ltd (Class A)	165
36,597		Foschini Ltd	463
154,062		Gold Fields Ltd	545
487,712		Growthpoint Properties Ltd	949
39,234		Hyprop Investments Ltd	293
25,873		Imperial Holdings Ltd	369
44,144		Investec Ltd	309
27,432		Investec plc	194
10,261	e	Kumba Iron Ore Ltd	220
17,186		Liberty Holdings Ltd	146
217,814	e	Life Healthcare Group Holdings Pte Ltd	395
14,523	e	Mediclinic International plc	101
143,232		Metropolitan Holdings Ltd	185
19,978		Mondi Ltd	541
43,149	e	Mr Price Group Ltd	708
285,662		MTN Group Ltd	2,247
163,816		Naspers Ltd (N Shares)	41,305
36,332		Nedbank Group Ltd	660
189,241	e	Network Healthcare Holdings Ltd	379
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

60,859		Pick’n Pay Stores Ltd	$332
21,312		Pioneer Foods Ltd	174
26,062		PSG Group Ltd	410
101,573		Rand Merchant Investment Holdings Ltd	276
841,499		Redefine Properties Ltd	643
89,165		Remgro Ltd	1,325
43,473		Resilient REIT Ltd	178
115,805		RMB Holdings Ltd	637
289,300		Sanlam Ltd	1,470
87,909		Sappi Ltd	585
93,734		Sasol Ltd	3,409
73,907		Shoprite Holdings Ltd	1,185
39,898	*,e	Sibanye Gold Ltd	24
31,212		Spar Group Ltd	422
221,103		Standard Bank Group Ltd	3,087
36,261	e	Telkom S.A. Ltd	129
27,390	e	Tiger Brands Ltd	662
72,402		Truworths International Ltd	405
99,350	e	Vodacom Group Pty Ltd	889
166,139		Woolworths Holdings Ltd	670
		TOTAL SOUTH AFRICA	80,660

SPAIN - 0.6%
10,445		ACS Actividades Construccion y Servicios S.A.	421
2,802	g	Aena S.A.	507
472,965		Amadeus IT Holding S.A.	37,190
285,569		Banco Bilbao Vizcaya Argentaria S.A.	2,014
227,656		Banco de Sabadell S.A.	380
2,114,697		Banco Santander S.A.	11,302
50,279		Bankia S.A.	188
29,395		Bankinter S.A.	285
4,549,303		CaixaBank S.A.	19,581
48,105		Corp Mapfre S.A.	145
9,733		Enagas	284
193,430	e	Endesa S.A.	4,254
21,288		Ferrovial S.A.	436
47,722	*	Gas Natural SDG S.A.	1,262
65,319	e	Grifols S.A.	1,958
8,117		Hispania Activos Inmobiliarios SAU	172
1,284,094		Iberdrola S.A.	9,903
448,298		Industria De Diseno Textil S.A.	15,266
17,395		Inmobiliaria Colonial S.A.	192
8,117		Lar Espana Real Estate Socimi S.A.	91
108,528	*,†,e,m	Let’s GOWEX S.A.	6
101,035	*	Masmovil Ibercom S.A.	11,712
28,991		Merlin Properties Socimi S.A.	421
52,482	e	Red Electrica Corp S.A.	1,066
55,309		Repsol YPF S.A.	1,080
10,201	e	Siemens Gamesa Renewable Energy	136
760,903		Telefonica S.A.	6,458
		TOTAL SPAIN	126,710
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SWEDEN - 0.5%
12,846		Alfa Laval AB	$303
657,796		Assa Abloy AB	13,953
28,683		Atlas Copco AB (A Shares)	831
131,349		Atlas Copco AB (B-Shares)	3,422
1,700	e	Autoliv, Inc	243
385,571		Boliden AB	12,444
11,596		Castellum AB	187
10,362		Electrolux AB (Series B)	235
28,683	*	Epiroc AB	301
131,349	*	Epiroc AB	1,202
129,974		Ericsson (LM) (B Shares)	1,001
25,679		Essity AB	632
27,832		Fabege AB	331
25,512	*	Fastighets AB Balder	664
39,421	e	Hennes & Mauritz AB (B Shares)	587
370,385		Hexagon AB (B Shares)	20,581
17,844		Husqvarna AB (B Shares)	169
3,453	e	ICA Gruppen AB	106
7,447		Industrivarden AB	144
467,783	e	Intrum Justitia AB	10,811
10,003		Investment AB Kinnevik (B Shares)	341
19,420		Investor AB (B Shares)	787
23,193		Kungsleden AB	160
3,259		Lundbergs AB (B Shares)	100
7,618		Lundin Petroleum AB	242
129,923		Nordea Bank AB	1,246
48,308		Sandvik AB	853
13,582	*	SAS AB	26
13,163		Securitas AB (B Shares)	216
347,085		Skandinaviska Enskilda Banken AB (Class A)	3,285
14,796		Skanska AB (B Shares)	268
16,143		SKF AB (B Shares)	299
64,678		Svenska Handelsbanken AB	716
198,695		Swedbank AB (A Shares)	4,233
251,370		Swedish Match AB	12,423
15,524		Tele2 AB (B Shares)	182
119,038		TeliaSonera AB	542
66,517		Volvo AB (B Shares)	1,057
		TOTAL SWEDEN	95,123

SWITZERLAND - 2.4%
296,643		ABB Ltd	6,471
7,168		Adecco S.A.	423
100,560		Baloise Holding AG.	14,587
95		Barry Callebaut AG.	170
401,272		Cie Financiere Richemont S.A.	33,921
9,388		Clariant AG.	225
8,253		Coca-Cola HBC AG.	275
3,341,148		Credit Suisse Group	49,960
1,451		Dufry Group	184
355		EMS-Chemie Holding AG.	227
10,258		Ferguson plc	830
68,128		Flughafen Zuerich AG.	13,862
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,618		Geberit AG.	$693
15,140		Georg Fischer AG.	19,333
395		Givaudan S.A.	895
3,444,546		Glencore Xstrata plc	16,354
20,541		Holcim Ltd	999
9,555		Julius Baer Group Ltd	560
756,986		Julius Baer Holding AG.	10,409
2,228		Kuehne & Nagel International AG.	334
44		Lindt & Spruengli AG.	285
4		Lindt & Spruengli AG. (Registered)	304
471,276		Lonza Group AG.	124,533
492,972		Nestle S.A.	38,206
1,431,453		Novartis AG.	108,434
1,652		Pargesa Holding S.A.	140
741		Partners Group	542
2,327		Phonak Holding AG.	416
4,058		PSP Swiss Property AG.	376
69,551		Roche Holding AG.	15,430
1,817		Schindler Holding AG.	390
878		Schindler Holding AG. (Registered)	184
235		SGS S.A.	624
5,565		Sika AG.	769
27,996		STMicroelectronics NV	622
434		Straumann Holding AG.	329
1,331		Swatch Group AG.	630
2,317		Swatch Group AG. (Registered)	200
1,453		Swiss Life Holding	504
7,107		Swiss Prime Site AG.	653
13,533		Swiss Re Ltd	1,182
1,109		Swisscom AG.	495
2,578		Temenos Group AG.	388
271,497		UBS AG.	4,162
25,169		Vifor Pharma AG.	4,015
80,682		Zurich Financial Services AG.	23,860
		TOTAL SWITZERLAND	498,385

TAIWAN - 1.0%
451,000		Acer, Inc	368
62,000		Advantech Co Ltd	408
17,000		Airtac International Group	241
525,000		ASE Industrial Holding Co Ltd	1,233
360,000		Asia Cement Corp	395
118,000		Asustek Computer, Inc	1,077
1,346,000		AU Optronics Corp	570
111,000		Catcher Technology Co Ltd	1,239
1,406,000		Cathay Financial Holding Co Ltd	2,477
190,000		Chailease Holding Co Ltd	621
800,000		Chang Hwa Commercial Bank	464
320,000		Cheng Shin Rubber Industry Co Ltd	481
75,000		Chicony Electronics Co Ltd	169
368,000	*	China Airlines	115
2,167,000		China Development Financial Holding Corp	791
388,000		China Life Insurance Co Ltd (Taiwan)	408
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,245,000		China Steel Corp	$1,744
21,337,000		Chinatrust Financial Holding Co	15,331
665,000		Chunghwa Telecom Co Ltd	2,397
625,000		Compal Electronics, Inc	393
665,000		Dadi Early-Childhood Education Group Ltd	5,273
353,000		Delta Electronics, Inc	1,265
1,599,000		E.Sun Financial Holding Co Ltd	1,113
33,000		Eclat Textile Co Ltd	392
238,000		Eva Airways Corp	115
285,000	*	Evergreen Marine Corp Tawain Ltd	121
439,000		Far Eastern Textile Co Ltd	416
272,000		Far EasTone Telecommunications Co Ltd	703
57,000		Feng TAY Enterprise Co Ltd	286
1,671,000		First Financial Holding Co Ltd	1,128
4,249,000		Formosa Chemicals & Fibre Corp	16,908
254,000		Formosa Petrochemical Corp	1,019
758,000		Formosa Plastics Corp	2,793
62,000		Formosa Taffeta Co Ltd	68
152,000		Foxconn Technology Co Ltd	372
1,174,000		Fubon Financial Holding Co Ltd	1,964
1,633,000		Fuhwa Financial Holdings Co Ltd	744
24,000		General Interface Solution Holding Ltd	155
51,000		Giant Manufacturing Co Ltd	215
36,000		Globalwafers Co Ltd	596
103,000	*	High Tech Computer Corp	192
89,000		Highwealth Construction Corp	132
33,000		Hiwin Technologies Corp	389
6,374,000		Hon Hai Precision Industry Co, Ltd	17,370
1,535,678		Hota Industrial Manufacturing Co Ltd	7,402
47,000		Hotai Motor Co Ltd	414
1,227,000		Hua Nan Financial Holdings Co Ltd	714
1,544,000		InnoLux Display Corp	554
384,000		Inventec Co Ltd	301
16,000		Largan Precision Co Ltd	2,351
341,000		Lite-On Technology Corp	412
302,000	*	Macronix International	428
4,598,000		MediaTek, Inc	45,134
1,888,000		Mega Financial Holding Co Ltd	1,665
107,000		Micro-Star International Co Ltd	329
875,000		Nan Ya Plastics Corp	2,499
168,000		Nanya Technology Corp	456
398,000		Nien Made Enterprise Co Ltd	3,392
97,000		Novatek Microelectronics Corp Ltd	437
330,000		Pegatron Technology Corp	678
26,000		Phison Electronics Corp	205
327,000		Pou Chen Corp	379
109,000		Powertech Technology, Inc	316
98,000		President Chain Store Corp	1,111
460,000		Quanta Computer, Inc	806
77,000		Realtek Semiconductor Corp	280
114,000	*	Ruentex Development Co Ltd	132
87,000		Ruentex Industries Ltd	177
1,317,000		Shin Kong Financial Holding Co Ltd	507
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,593,000		SinoPac Financial Holdings Co Ltd	$574
112,000		Standard Foods Corp	227
204,000		Synnex Technology International Corp	308
31,000	*	TaiMed Biologics, Inc	317
1,427,000		Taishin Financial Holdings Co Ltd	673
361,000		Taiwan Business Bank	111
646,000		Taiwan Cement Corp	896
1,390,000		Taiwan Cooperative Financial Holding	813
241,000		Taiwan High Speed Rail Corp	189
286,000		Taiwan Mobile Co Ltd	1,036
4,694,000		Taiwan Semiconductor Manufacturing Co Ltd	33,332
257,000		Teco Electric and Machinery Co Ltd	193
828,000		Uni-President Enterprises Corp	2,099
2,005,000		United Microelectronics Corp	1,123
147,000		Vanguard International Semiconductor Corp	336
48,000		Walsin Technology Corp	655
58,000		Win Semiconductors Corp	415
490,000		Winbond Electronics Corp	312
448,000		Wistron Corp	332
244,000		WPG Holdings Co Ltd	345
279,000		Yageo Corp	10,254
70,000		Zhen Ding Technology Holding Ltd	155
		TOTAL TAIWAN	210,425

THAILAND - 0.2%
166,200		Advanced Info Service PCL (Foreign)	928
739,500		Airports of Thailand PCL	1,406
28,500		Bangkok Bank PCL (Foreign)	171
634,400		Bangkok Dusit Medical Services PCL (Foreign)	478
1,051,900		Bangkok Expressway & Metro PCL	236
590,900		Banpu PCL (Foreign)	348
176,000		Berli Jucker PCL	268
811,600		BTS Group Holdings PCL	216
57,100		Bumrungrad Hospital PCL (Foreign)	287
210,200		Central Pattana PCL (Foreign)	442
530,500		Charoen Pokphand Foods PCL	388
852,100		CP Seven Eleven PCL (Foreign)	1,871
72,300		Delta Electronics Thai PCL	128
14,700		Electricity Generating PCL	99
191,100		Energy Absolute PCL (Foreign)	189
63,500		Glow Energy PCL (Foreign)	182
561,400		Home Product Center PCL (Foreign)	227
242,400		Indorama Ventures PCL (Foreign)	400
2,410,400		IRPC PCL (Foreign)	422
296,200		Kasikornbank PCL (Foreign)	1,785
9,000		KCE Electronics PCL	10
522,900		Krung Thai Bank PCL (Foreign)	263
328,500		Land and Houses PCL Co Reg	112
366,000		Minor International PCL (Foreign)	359
266,100		PTT Exploration & Production PCL (Foreign)	1,126
361,200		PTT Global Chemical PCL (Foreign)	785
1,883,900		PTT PCL (Foreign)	2,730
68,600		Robinson PCL	116
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

62,200		Siam Cement PCL (Foreign)	$773
20		Siam Commercial Bank PCL (ADR)	0	^
304,700		Siam Commercial Bank PCL (Foreign)	1,088
262,300		Thai Oil PCL (Foreign)	615
237,100		Thai Union Group PCL	113
5,730,300		Tisco Financial Group PCL (ADR)	14,515
1,439,300		TMB Bank PCL (Foreign)	100
1,580,000		True Corp PCL (Foreign)	252
		TOTAL THAILAND	33,428

TURKEY - 0.1%
374,620		Akbank TAS	612
29,559		Anadolu Efes Biracilik Ve Malt Sanayii AS	152
34,233		Arcelik AS	114
51,599		Aselsan Elektronik Sanayi Ve Ticaret AS	259
36,238		BIM Birlesik Magazalar AS	529
11,328		Coca-Cola Icecek AS	83
323,363		Emlak Konut Gayrimenkul Yatiri	143
254,486		Eregli Demir ve Celik Fabrikalari TAS	564
8,301		Ford Otomotiv Sanayi AS	111
140,566		Haci Omer Sabanci Holding AS	270
124,439		KOC Holding AS	385
109,526		Petkim Petrokimya Holding	115
22,759		TAV Havalimanlari Holding AS	111
16,945		Tofas Turk Otomobil Fabrik	89
27,698		Tupras Turkiye Petrol Rafine	653
92,886	*	Turk Hava Yollari	274
55,774		Turk Sise ve Cam Fabrikalari AS	51
9,251	*	Turk Telekomunikasyon AS	10
3,583,267		Turkcell Iletisim Hizmet AS	9,499
400,144		Turkiye Garanti Bankasi AS	730
95,463		Turkiye Halk Bankasi AS	154
226,059		Turkiye Is Bankasi (Series C)	281
75,404	*	Turkiye Vakiflar Bankasi Tao	81
21,950	*	Ulker Biskuvi Sanayi AS	86
240,613	*	Yapi ve Kredi Bankasi	130
		TOTAL TURKEY	15,486

UNITED ARAB EMIRATES - 0.1%
325,503	*	Abu Dhabi Commercial Bank PJSC	626
580,981		Aldar Properties PJSC	320
238,820	*	DAMAC Properties Dubai Co PJSC	133
25,858		DP World Ltd	595
244,708	*	Dubai Investments PJSC	126
264,792	*	Dubai Islamic Bank PJSC	351
62,106	*	Dubai Parks & Resorts PJSC	6
128,184	*	Emaar Development PJSC	177
320,981	*	Emaar Malls Group PJSC	187
572,158		Emaar Properties PJSC	768
293,365		Emirates Telecommunications Group Co PJSC	1,290
238,139		National Bank of Abu Dhabi PJSC	788
317,639	*	NMC Health plc	14,950
		TOTAL UNITED ARAB EMIRATES	20,317
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

UNITED KINGDOM - 5.6%
41,574		3i Group plc	$492
95,500	*	accesso Technology Group plc	3,176
8,105		Admiral Group plc	204
1,888,181		Ashtead Group plc	56,229
230,102	*	ASOS plc	18,457
266,216		Associated British Foods plc	9,599
364,764		AstraZeneca plc	25,230
42,142	g	Auto Trader Group plc	236
1,013,376		Aviva plc	6,724
4,527,607		B&M European Value Retail S.A.	24,052
11,150		Babcock International Group	120
136,586		BAE Systems plc	1,162
727,739		Barclays plc	1,799
43,209		Barratt Developments plc	293
1,028,700		Beazley plc	7,927
344,045	*	Belmond Ltd.	3,836
251,518		Berkeley Group Holdings plc	12,529
69,580		Big Yellow Group plc	872
284,121	*,e	Blue Prism Group plc	6,798
4,861,800	*,e	boohoo.com plc	12,438
5,457,737		BP plc	41,525
1,699,959		British American Tobacco plc	85,633
206,380		British Land Co plc	1,826
279,412		Britvic plc	2,865
360,734		BT Group plc	1,035
14,362		Bunzl plc	434
17,780		Burberry Group plc	505
23,193		Capital & Counties Properties	88
236,299		Centrica plc	491
4,357,076		CNH Industrial NV	46,026
9,321		Coca-Cola European Partners plc (Class A)	379
67,449		Compass Group plc	1,438
56,323	g	ConvaTec Group plc	157
5,772		Croda International plc	365
3,678		DCC plc	334
358,800		Dechra Pharmaceuticals plc	13,131
894,767		Delphi Automotive plc	81,988
34,790		Derwent London plc	1,423
1,634,167		Diageo plc	58,709
55,973		Direct Line Insurance Group plc	253
6,451		easyJet plc	142
3,107,457		Electrocomponents plc	30,979
39,780		Experian Group Ltd	981
739,113		Fevertree Drinks plc	32,949
1,705,549	*	Fiat DaimlerChrysler Automobiles NV	32,174
888,334		GlaxoSmithKline plc	17,910
139,960		Great Portland Estates plc	1,319
66,705		Group 4 Securicor plc	235
23,139		GVC Holdings plc	320
150,449		Hammerson plc	1,034
11,579		Hargreaves Lansdown plc	300
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,543,846		HSBC Holdings plc	$14,426
40,831		Imperial Tobacco Group plc	1,516
1,513,973		Inchcape plc	15,564
53,194		Informa plc	585
7,775		InterContinental Hotels Group plc	483
26,523		International Consolidated Airlines Group S.A.	232
6,645		Intertek Group plc	500
28,991	e	Intu Properties plc	69
156,763		ITV plc	358
73,292		J Sainsbury plc	310
29,062		John Wood Group plc	240
8,421		Johnson Matthey plc	401
1,426,714	*	Just Eat plc	14,630
94,142		Kingfisher plc	368
148,242		Land Securities Group plc	1,868
4,798,246		Legal & General Group plc	16,783
11,253	*	Liberty Global plc	299
152,250	*	Liberty Global plc (Class A)	4,193
3,070,964		Lloyds TSB Group plc	2,548
110,826		London Stock Exchange Group plc	6,524
6,076,781		Man Group plc	14,087
69,025	e	Marks & Spencer Group plc	268
33,431		Meggitt plc	217
206,857		Melrose Industries plc	579
30,976	g	Merlin Entertainments plc	158
18,619		Micro Focus International plc	323
604,417		Mondi plc	16,306
144,907		National Grid plc	1,601
185,145		Next plc	14,737
736,646	*	Old Mutual Ltd	1,492
33,005		Pearson plc	384
3,732		Pentair plc	157
13,040		Persimmon plc	434
3,472,794		Prudential plc	79,167
2,668,208	*,e	Purplebricks Group plc	11,452
100,569		Reckitt Benckiser Group plc	8,263
946,232		Redrow plc	6,648
1,000,728		Reed Elsevier NV	21,274
153,042		Reed Elsevier plc	3,268
227,462		Rightmove plc	15,900
70,818		Rolls-Royce Group plc	922
7,116,827	*,m	Rolls-Royce Holdings plc	9
204,797	*	Royal Bank of Scotland Group plc	689
37,844		Royal Mail plc	252
41,712		RSA Insurance Group plc	373
57,983		Safestore Holdings plc	419
47,083		Sage Group plc	389
5,495		Schroders plc	228
43,274		Scottish & Southern Energy plc	772
176,524		Segro plc	1,555
9,588		Severn Trent plc	250
17,395		Shaftesbury plc	215
746,065		Shire Ltd	42,032
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,555		Sky plc	$839
38,305		Smith & Nephew plc	706
17,423		Smiths Group plc	389
23,245		St. James’s Place plc	351
119,616		Standard Chartered plc	1,087
114,191		Standard Life plc	489
4,042,667		Taylor Wimpey plc	9,517
8,944		TechnipFMC plc (Euro OTC)	284
19,037,766		Tesco plc	64,416
11,050		Travis Perkins plc	207
535,578		Unilever NV	29,841
260,376		Unilever plc	14,383
29,702		United Utilities Group plc	299
1,991,100		Vesuvius plc	15,652
12,456,193		Vodafone Group plc	30,173
9,860		Weir Group plc	259
203,029		Whitbread plc	10,583
97,431		WM Morrison Supermarkets plc	323
542,031	e	WPP plc	8,516
		TOTAL UNITED KINGDOM	1,164,152

UNITED STATES - 55.9%
172,668		3M Co	33,967
3,454		A.O. Smith Corp	204
1,866,169		Abbott Laboratories	113,818
667,296		AbbVie, Inc	61,825
354,695		Abercrombie & Fitch Co (Class A)	8,683
850	*	Abiomed, Inc	348
139,214		Accenture plc	22,774
14,352		Activision Blizzard, Inc	1,095
790		Acuity Brands, Inc	92
9,913	*	Adobe Systems, Inc	2,417
1,494		Advance Auto Parts, Inc	203
17,146	*,e	Advanced Micro Devices, Inc	257
14,146		AES Corp	190
269,291		Aetna Inc	49,415
1,088		Affiliated Managers Group, Inc	162
15,739		Aflac, Inc	677
172,225		AGCO Corp	10,458
103,540		Agilent Technologies, Inc	6,403
7,559		AGNC Investment Corp	141
11,596		Agree Realty Corp	612
168,277		Air Products & Chemicals, Inc	26,206
3,376	*	Akamai Technologies, Inc	247
2,141		Albemarle Corp	202
15,962		Alexandria Real Estate Equities, Inc	2,014
461,923	*	Alexion Pharmaceuticals, Inc	57,348
7,291	*	Align Technology, Inc	2,495
3,049	*	Alkermes plc	125
7,740		Alleghany Corp	4,450
1,906		Allegion plc	147
654,599		Allergan plc	109,135
1,028		Alliance Data Systems Corp	240
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

145,281		Alliant Energy Corp	$6,148
321,719		Allison Transmission Holdings, Inc	13,026
177,750		Allstate Corp	16,223
8,772		Ally Financial, Inc	230
8,760	*	Alnylam Pharmaceuticals, Inc	863
183,939	*	Alphabet, Inc (Class A)	207,702
183,467	*	Alphabet, Inc (Class C)	204,685
220,382		Altria Group, Inc	12,515
244,865	*	Amazon.com, Inc	416,221
151,803	*	AMC Networks, Inc	9,442
125		Amerco, Inc	45
4,808		Ameren Corp	293
2,225		American Airlines Group, Inc	84
122,039		American Electric Power Co, Inc	8,451
489,023		American Express Co	47,924
133,979		American Financial Group, Inc	14,380
40,588		American Homes 4 Rent	900
1,687,998		American International Group, Inc	89,498
8,888		American Tower Corp	1,281
3,463		American Water Works Co, Inc	296
151,206		Ameriprise Financial, Inc	21,151
20,718		AmerisourceBergen Corp	1,767
4,544		Ametek, Inc	328
84,049		Amgen, Inc	15,515
6,204		Amphenol Corp (Class A)	541
577,588		Anadarko Petroleum Corp	42,308
7,306		Analog Devices, Inc	701
3,005		Andeavor	394
22,506		Annaly Capital Management, Inc	232
1,684	*	Ansys, Inc	293
3,494	*	Antero Resources Corp	75
222,762		Anthem, Inc	53,024
4,993		Aon plc	685
7,669		Apache Corp	359
11,596		Apartment Investment & Management Co (Class A)	491
2,264,885		Apple, Inc	419,253
598,405		Applied Materials, Inc	27,640
4,776		ARAMARK Holdings Corp	177
7,780	*	Arch Capital Group Ltd	206
11,293		Archer Daniels Midland Co	518
8,245		Arconic, Inc	140
37,164	*	Arista Networks, Inc	9,569
1,859	*	Arrow Electronics, Inc	140
3,692		Arthur J. Gallagher & Co	241
79,484	*	Asbury Automotive Group, Inc	5,449
54,972		Ashland Global Holdings, Inc	4,298
61,629		Associated Banc-Corp	1,682
1,059		Assurant, Inc	110
1,023,511		AT&T, Inc	32,865
175,046	*	Athene Holding Ltd	7,674
2,249		Atmos Energy Corp	203
4,290	*	Autodesk, Inc	562
47,206		Automatic Data Processing, Inc	6,332
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

557	*	AutoZone, Inc	$374
10,953		AvalonBay Communities, Inc	1,883
1,815		Avery Dennison Corp	185
2,370		Avnet, Inc	102
444,220	*	AXA Equitable Holdings, Inc	9,155
509,337	*	Axalta Coating Systems Ltd	15,438
1,564		Axis Capital Holdings Ltd	87
8,478		Baker Hughes a GE Co	280
6,611		Ball Corp	235
5,643,653		Bank of America Corp	159,095
175,755		Bank of New York Mellon Corp	9,478
745,642		Baxter International, Inc	55,058
121,940		BB&T Corp	6,151
41,717		Becton Dickinson & Co	9,994
1,206,763		Bed Bath & Beyond, Inc	24,045
314,025	*	Berkshire Hathaway, Inc (Class B)	58,613
901,556	*	Berry Plastics Group, Inc	41,417
202,792		Best Buy Co, Inc	15,124
44,920	*	Biogen Idec, Inc	13,038
3,534	*	BioMarin Pharmaceutical, Inc	333
2,456		BlackRock, Inc	1,226
220,000		Blackstone Group LP	7,077
12,756	*	Bluebird Bio, Inc	2,002
383,543		Boeing Co	128,682
7,447	*	Booking Holdings, Inc	15,096
4,063		BorgWarner, Inc	175
26,299		Boston Properties, Inc	3,298
1,284,689	*	Boston Scientific Corp	42,009
1,859	*	Brighthouse Financial, Inc	74
687,351		Bristol-Myers Squibb Co	38,038
418,144		Broadcom, Inc	101,458
2,338		Broadridge Financial Solutions, Inc	269
5,402		Brown-Forman Corp (Class B)	265
109,747		Bunge Ltd	7,650
800,200		Burford Capital Ltd	15,737
71,817	*	Burlington Stores, Inc	10,811
6,052		CA, Inc	216
9,379		Cabot Oil & Gas Corp	223
183,569	*	CACI International, Inc (Class A)	30,941
298,973		Cadence BanCorp	8,631
5,639	*	Cadence Design Systems, Inc	244
18,167		Camden Property Trust	1,656
3,625	e	Campbell Soup Co	147
55,255		Capital One Financial Corp	5,078
6,391		Cardinal Health, Inc	312
3,767	*	CarMax, Inc	275
8,624		Carnival Corp	494
8,077		Carnival plc	462
754,736		Caterpillar, Inc	102,395
2,143		CBOE Holdings, Inc	223
6,277	*	CBRE Group, Inc	300
715,284		CBS Corp (Class B)	40,213
2,573		CDK Global, Inc	167
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

515,880		CDW Corp	$41,678
2,750		Celanese Corp (Series A)	305
48,408	*	Celgene Corp	3,845
192,452	*	Centene Corp	23,712
8,778		Centerpoint Energy, Inc	243
19,580		CenturyLink, Inc	365
6,073	*	Cerner Corp	363
329,313		CF Industries Holdings, Inc	14,622
2,705		CH Robinson Worldwide, Inc	226
24,211		Charles Schwab Corp	1,237
20,535	*	Charter Communications, Inc	6,021
75,699		Chemed Corp	24,361
382,196		Chemours Co	16,954
23,024	*	Cheniere Energy, Inc	1,501
1,189,444		Chevron Corp	150,381
11,514	*	Chipotle Mexican Grill, Inc (Class A)	4,967
145,444		Chubb Ltd	18,474
5,097		Church & Dwight Co, Inc	271
226,391		Cigna Corp	38,475
37,094		Cimarex Energy Co	3,774
3,063		Cincinnati Financial Corp	205
1,866		Cintas Corp	345
4,762,591		Cisco Systems, Inc	204,934
2,553		CIT Group, Inc	129
1,069,978		Citigroup, Inc	71,603
627,968		Citizens Financial Group, Inc	24,428
2,732	*	Citrix Systems, Inc	286
2,586		Clorox Co	350
18,132		CME Group, Inc	2,972
5,698		CMS Energy Corp	269
3,605,610	n	Coca-Cola Co	158,142
3,474		Cognex Corp	155
11,861		Cognizant Technology Solutions Corp (Class A)	937
235,704	*	Colfax Corp	7,224
16,813		Colgate-Palmolive Co	1,090
672,048		Comcast Corp (Class A)	22,050
457,184		Comerica, Inc	41,567
3,731	*	CommScope Holding Co, Inc	109
682,726		ConAgra Foods, Inc	24,394
778,368	*	Concho Resources, Inc	107,687
23,862		ConocoPhillips	1,661
6,168		Consolidated Edison, Inc	481
17,387		Constellation Brands, Inc (Class A)	3,805
64,412	*	Continental Resources, Inc	4,171
5,576		Cooper Cos, Inc	1,313
4,223	*	Copart, Inc	239
17,761		Corning, Inc	489
691	*	CoStar Group, Inc	285
541,536		Costco Wholesale Corp	113,170
14,808		Coty, Inc	209
42,580	*,e	Credit Acceptance Corp	15,048
112,047		Crown Castle International Corp	12,081
862,318	*	Crown Holdings, Inc	38,597
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

641,590		CSX Corp	$40,921
16,235		CubeSmart	523
3,176		Cummins, Inc	422
769,048		CVS Health Corp	49,488
125,559		Danaher Corp	12,390
2,363		Darden Restaurants, Inc	253
3,016	*	DaVita, Inc	209
9,277		DCT Industrial Trust, Inc	619
37,689		DDR Corp	675
117,053	*	Deckers Outdoor Corp	13,214
6,193		Deere & Co	866
117,708		Delek US Holdings, Inc	5,905
4,171	*	Dell Technologies, Inc-VMware Inc	353
3,947		Delta Air Lines, Inc	196
208,171		Deluxe Corp	13,783
4,671		Dentsply Sirona, Inc	204
10,622		Devon Energy Corp	467
275,951		Diamondback Energy, Inc	36,307
40,588		DiamondRock Hospitality Co	498
4,125		Digital Realty Trust, Inc	460
7,229		Discover Financial Services	509
2,942	*,e	Discovery, Inc (Class A)	81
6,001	*	Discovery, Inc (Class C)	153
22,118	*	DISH Network Corp (Class A)	743
192,612		Dollar General Corp	18,992
4,662	*	Dollar Tree, Inc	396
196,609		Dominion Resources, Inc	13,405
864		Domino’s Pizza, Inc	244
3,166		Dover Corp	232
1,875,741		DowDuPont, Inc	123,649
6,836		DR Horton, Inc	280
3,703	*	Dr Pepper Snapple Group, Inc	452
27,306		DTE Energy Co	2,830
13,987		Duke Energy Corp	1,106
245,091		Duke Realty Corp	7,115
51,089		Dun & Bradstreet Corp	6,266
1,196,834		DXC Technology Co	96,477
441,215	*	E*TRADE Financial Corp	26,985
2,916		East West Bancorp, Inc	190
2,896		Eastman Chemical Co	289
101,021		Eaton Corp	7,550
2,489		Eaton Vance Corp	130
877,827	*	eBay, Inc	31,830
32,694		Ecolab, Inc	4,588
6,500		Edison International	411
8,117		Education Realty Trust, Inc	337
414,478	*	Edwards Lifesciences Corp	60,336
163,521	*	Electronic Arts, Inc	23,060
89,554		Eli Lilly & Co	7,642
160,860		EMCOR Group, Inc	12,254
530,703		Emerson Electric Co	36,693
321,719		Encompass Health Corp	21,787
80,139		Entergy Corp	6,474
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,218,738		EOG Resources, Inc	$151,647
5,192		EQT Corp	286
2,390		Equifax, Inc	299
3,889		Equinix, Inc	1,672
19,714		Equity Lifestyle Properties, Inc	1,812
43,352		Equity Residential	2,761
10,589		Essex Property Trust, Inc	2,532
199,860		Estee Lauder Cos (Class A)	28,518
826		Everest Re Group Ltd	190
5,465		Evergy, Inc	307
6,390		Eversource Energy	375
88,850		Exelon Corp	3,785
120,926		Expedia, Inc	14,534
3,744		Expeditors International of Washington, Inc	274
46,287	*	Express Scripts Holding Co	3,574
14,116		Extra Space Storage, Inc	1,409
1,765,097	d	Exxon Mobil Corp	146,026
1,296	*	F5 Networks, Inc	223
1,181,150	*	Facebook, Inc	229,521
5,816		Fastenal Co	280
10,695		Federal Realty Investment Trust	1,353
380,757		FedEx Corp	86,455
6,708		Fidelity National Information Services, Inc	711
40,869		Fifth Third Bancorp	1,173
170,702	*	First American Corp	8,859
9,011	*	First Data Corp	189
3,088		First Republic Bank	299
685,410		FirstEnergy Corp	24,613
8,347	*	Fiserv, Inc	618
1,821	*	FleetCor Technologies, Inc	384
11,851	*	Flextronics International Ltd	167
2,754		Flir Systems, Inc	143
2,399		Flowserve Corp	97
2,677		Fluor Corp	131
2,574		FMC Corp	230
5,570		FNF Group	210
74,801		Ford Motor Co	828
145,057	*	Fortinet, Inc	9,056
203,380		Fortive Corp	15,683
3,279		Fortune Brands Home & Security, Inc	176
34,790		Four Corners Property Trust, Inc	857
6,746		Franklin Resources, Inc	216
3,344,680		Freeport-McMoRan Copper & Gold, Inc (Class B)	57,729
348,286		Gaming and Leisure Properties, Inc	12,469
4,407		Gap, Inc	143
2,390		Garmin Ltd	146
1,697	*	Gartner, Inc	226
83,050		General Dynamics Corp	15,481
549,122		General Electric Co	7,474
11,760		General Mills, Inc	521
18,106,794	*,†,m	General Motors Co	0
13,592,224	*,†,m	General Motors Co	0
29,845,445	*,†,m	General Motors Co	0
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,439,985	*,†,m	General Motors Co	$0
19,417,463	*,†,m	General Motors Co	0
4,461,000	*,†,m	General Motors Co	0
18,159,000	*,†,m	General Motors Co	0
175,429		General Motors Co	6,912
69,850,000	*,†,m	General Motors Co	0
61,921,000	*,†,e,m	General Motors Co	0
530,757	*,†,m	General Motors Co	0
487,720		Gentex Corp	11,227
2,981		Genuine Parts Co	274
59,927		GGP, Inc	1,224
303,614		Gilead Sciences, Inc	21,508
3,061		Global Payments, Inc	341
69,015	*	GoDaddy, Inc	4,872
673,615		Goldman Sachs Group, Inc	148,579
4,687		Goodyear Tire & Rubber Co	109
89,009	*	Green Dot Corp	6,532
290,551	*	GreenSky, Inc	6,145
53,055	*	GrubHub, Inc	5,566
114,235	*	Guidewire Software, Inc	10,142
3,801		H&R Block, Inc	87
103,009		Halliburton Co	4,642
7,282	e	Hanesbrands, Inc	160
3,418		Harley-Davidson, Inc	144
2,402		Harris Corp	347
7,340		Hartford Financial Services Group, Inc	375
2,242		Hasbro, Inc	207
237,955		HCA Holdings, Inc	24,414
61,562		HCP, Inc	1,590
576,395	*	HD Supply Holdings, Inc	24,722
17,395		Healthcare Trust of America, Inc	469
2,344		Helmerich & Payne, Inc	149
3,204	*	Henry Schein, Inc	233
2,805		Hershey Co	261
5,846		Hess Corp	391
733,395		Hewlett Packard Enterprise Co	10,715
129,006		Hilltop Holdings, Inc	2,847
369,031	*	Hilton Grand Vacations, Inc	12,805
5,767		Hilton Worldwide Holdings, Inc	457
3,406		HollyFrontier Corp	233
23,524	*	Hologic, Inc	935
715,699		Home Depot, Inc	139,633
761,595		Honeywell International, Inc	109,708
5,979	e	Hormel Foods Corp	222
79,278		Host Marriott Corp	1,670
797,451		HP, Inc	18,094
40,588		Hudson Pacific Properties	1,438
89,154		Humana, Inc	26,535
2,670,663		Huntington Bancshares, Inc	39,419
60,703		Huntington Ingalls	13,160
408,344		Huntsman Corp	11,924
32,512	*	IAC/InterActiveCorp	4,958
1,543		IDEX Corp	211
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,713	*	Idexx Laboratories, Inc	$373
7,769	*	IHS Markit Ltd	401
6,233		Illinois Tool Works, Inc	864
59,788	*	Illumina, Inc	16,698
119,452	*	Imax Corp	2,646
3,491	*	Incyte Corp	234
255,596		Ingersoll-Rand plc	22,935
1,390		Ingredion, Inc	154
3,262,787		Intel Corp	162,193
35,969		IntercontinentalExchange Group, Inc	2,646
79,484		InterDigital, Inc	6,430
18,566		International Business Machines Corp	2,594
1,588		International Flavors & Fragrances, Inc	197
21,697		International Paper Co	1,130
150,835		Interpublic Group of Cos, Inc	3,536
29,912		Intuit, Inc	6,111
20,555	*	Intuitive Surgical, Inc	9,835
8,645		Invesco Ltd	230
75,691		Invitation Homes, Inc	1,745
760	*	IPG Photonics Corp	168
3,129	*	IQVIA Holdings, Inc	312
5,447		Iron Mountain, Inc	191
34,790	e	iShares Dow Jones US Real Estate Index Fund	2,803
289,486	e	iShares MSCI Canada Index Fund	8,253
66,626	e	iShares MSCI South Korea Index Fund	4,511
83,000		ITT, Inc	4,338
2,286		J.M. Smucker Co	246
1,561		Jack Henry & Associates, Inc	203
2,345		Jacobs Engineering Group, Inc	149
68,105	*	Jazz Pharmaceuticals plc	11,734
134,134		JB Hunt Transport Services, Inc	16,304
16,235		JBG SMITH Properties	592
7,209		Jefferies Financial Group, Inc	164
1,074,014		Johnson & Johnson	130,321
18,771		Johnson Controls International plc	628
962		Jones Lang LaSalle, Inc	160
2,513,521		JPMorgan Chase & Co	261,909
7,191		Juniper Networks, Inc	197
2,130		Kansas City Southern Industries, Inc	226
208,171		KAR Auction Services, Inc	11,408
5,176		Kellogg Co	362
77,000		Kennametal, Inc	2,764
21,628		Keycorp	423
3,795	*	Keysight Technologies, Inc	224
19,714		Kilroy Realty Corp	1,491
40,608		Kimberly-Clark Corp	4,278
8,882		Kimco Realty Corp	151
215,353		Kinder Morgan, Inc	3,805
137,525		Kla-Tencor Corp	14,100
2,491		Knight-Swift Transportation Holdings, Inc	95
201,664		Kohl’s Corp	14,701
246,021		Korn/Ferry International	15,236
1,033,370		Kraft Heinz Co	64,916
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

105,310		Kroger Co	$2,996
4,854		L Brands, Inc	179
1,575		L3 Technologies, Inc	303
64,552	*	Laboratory Corp of America Holdings	11,589
94,092		Lam Research Corp	16,264
1,074,137		Las Vegas Sands Corp	82,021
220,472		Lazard Ltd (Class A)	10,783
153,352		Lear Corp	28,494
2,659		Leggett & Platt, Inc	119
178,892		Leidos Holdings, Inc	10,555
5,687		Lennar Corp (Class A)	299
757		Lennox International, Inc	152
2,246	*	Liberty Broadband Corp (Class C)	170
4,034	*	Liberty Media Group (Class C)	150
2,721		Liberty Property Trust	121
2,165	*	Liberty SiriusXM Group (Class A)	98
3,600	*	Liberty SiriusXM Group (Class C)	163
4,564		Lincoln National Corp	284
2,887	*	Live Nation, Inc	140
5,973	*	LKQ Corp	191
5,222		Lockheed Martin Corp	1,543
5,730		Loews Corp	277
54,566		Lowe’s Companies, Inc	5,215
195,088		LPL Financial Holdings, Inc	12,786
2,134	*	Lululemon Athletica, Inc	266
113,332		LyondellBasell Industries AF S.C.A	12,450
50,651		M&T Bank Corp	8,618
11,519		Macerich Co	655
6,107		Macy’s, Inc	229
1,256		Manpower, Inc	108
16,374		Marathon Oil Corp	342
82,377		Marathon Petroleum Corp	5,780
282	*	Markel Corp	306
6,256		Marriott International, Inc (Class A)	792
97,253		Marsh & McLennan Cos, Inc	7,972
1,278		Martin Marietta Materials, Inc	285
1,028,030		Marvell Technology Group Ltd	22,041
6,373		Masco Corp	238
236,558	*	Mastec, Inc	12,005
115,463		MasterCard, Inc (Class A)	22,691
279,764	*	Matador Resources Co	8,407
192,506	*,e	Match Group, Inc	7,458
145,577	e	Mattel, Inc	2,390
5,648		Maxim Integrated Products, Inc	331
2,351		McCormick & Co, Inc	273
401,190		McDonald’s Corp	62,862
15,810		McKesson Corp	2,109
67,928		Medtronic plc	5,815
23,018	*	Merrimack Pharmaceuticals, Inc	113
35,459		Metlife, Inc	1,546
514	*	Mettler-Toledo International, Inc	297
465,570	e	MGM Growth Properties LLC	14,181
10,281		MGM Resorts International	298
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

143,291	*	Michael Kors Holdings Ltd	$9,543
4,731		Microchip Technology, Inc	430
326,069	*	Micron Technology, Inc	17,099
3,912,531		Microsoft Corp	385,815
12,731		Mid-America Apartment Communities, Inc	1,282
1,106	*,e	Middleby Corp	115
1,298	*	Mohawk Industries, Inc	278
169,977	*	Molina Healthcare, Inc	16,648
71,178		Molson Coors Brewing Co (Class B)	4,843
415,668		Mondelez International, Inc	17,042
868,793	*	Monster Beverage Corp	49,782
3,456		Moody’s Corp	589
147,023		Morgan Stanley	6,969
7,049		Mosaic Co	198
147,105		Motorola, Inc	17,119
1,781		MSCI, Inc (Class A)	295
165,792	*	Mylan NV	5,992
2,213		NASDAQ OMX Group, Inc	202
7,715		National Oilwell Varco, Inc	335
2,980		National Retail Properties, Inc	131
17,395		National Storage Affiliates Trust	536
3,240	*	Nektar Therapeutics	158
287,388		NetApp, Inc	22,569
61,602	*	NetFlix, Inc	24,113
9,006		New York Community Bancorp, Inc	99
9,788		Newell Rubbermaid, Inc	252
4,129	*	Newfield Exploration Co	125
55,110		Newmont Mining Corp	2,078
8,729		News Corp	135
110,000		Nexteer Automotive Group Ltd	162
46,869		NextEra Energy, Inc	7,829
7,137		Nielsen NV	221
1,420,357		Nike, Inc (Class B)	113,174
6,135		NiSource, Inc	161
9,835		Noble Energy, Inc	347
175,519		Nordstrom, Inc	9,088
5,762		Norfolk Southern Corp	869
4,365		Northern Trust Corp	449
272,323		Northrop Grumman Corp	83,794
4,315	*	Norwegian Cruise Line Holdings Ltd	204
125,319		Nucor Corp	7,832
144,067		NVIDIA Corp	34,129
9,238	*	NVR, Inc	27,440
795,704		Occidental Petroleum Corp	66,585
4,080		OGE Energy Corp	144
1,247		Old Dominion Freight Line	186
1,453,170		Olin Corp	41,735
4,640		Omnicom Group, Inc	354
8,648	*	ON Semiconductor Corp	192
78,090		Oneok, Inc	5,453
488,196		Oracle Corp	21,510
1,728	*	O’Reilly Automotive, Inc	473
2,216		Owens Corning, Inc	140
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,041		PACCAR, Inc	$436
7,044		Packaging Corp of America	787
1,830	*	Palo Alto Networks, Inc	376
96,099		Park Hotels & Resorts, Inc	2,944
204,366		Parker-Hannifin Corp	31,850
382,588	*	Parsley Energy, Inc	11,585
6,547		Paychex, Inc	447
1,902,000	*	PayPal Holdings, Inc	158,379
768,246	*,n	Penn National Gaming, Inc	25,805
7,663		People’s United Financial, Inc	139
165,061		PepsiCo, Inc	17,970
14,225		Perrigo Co plc	1,037
2,044,483		Pfizer, Inc	74,174
53,676		PG&E Corp	2,284
651,172		Philip Morris International, Inc	52,576
62,948		Phillips 66	7,070
454,234		Pinnacle Foods, Inc	29,552
171,129		Pinnacle West Capital Corp	13,786
48,167		Pioneer Natural Resources Co	9,115
376,650		Plains All American Pipeline LP	8,904
89,215		Plains GP Holdings LP	2,133
98,125		PNC Financial Services Group, Inc	13,257
1,238		Polaris Industries, Inc	151
157,812		PPG Industries, Inc	16,370
13,670		PPL Corp	390
48,613		Praxair, Inc	7,688
5,895		Principal Financial Group	312
235,945		Procter & Gamble Co	18,418
400,111		Progressive Corp	23,667
89,532		Prologis, Inc	5,881
24,000	*	Proofpoint, Inc	2,767
405,079		Prudential Financial, Inc	37,879
10,198		Public Service Enterprise Group, Inc	552
12,437		Public Storage, Inc	2,821
497,589		Pulte Homes, Inc	14,306
1,608		PVH Corp	241
15,199	*	QIAGEN NV (Turquoise)	551
2,542	*	Qorvo, Inc	204
20,874		QTS Realty Trust, Inc	825
142,232		QUALCOMM, Inc	7,982
24,643		Quest Diagnostics, Inc	2,709
633,681	*	Qurate Retail Group, Inc QVC Group	13,447
1,075		Ralph Lauren Corp	135
100,982		Raymond James Financial, Inc	9,023
32,850		Raytheon Co	6,346
13,832		Realty Income Corp	744
3,561	*	Red Hat, Inc	478
37,895		Regency Centers Corp	2,353
1,580	*	Regeneron Pharmaceuticals, Inc	545
23,441		Regions Financial Corp	417
1,418		Reinsurance Group of America, Inc (Class A)	189
4,676		Republic Services, Inc	320
2,715		Resmed, Inc	281
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

34,790		Retail Opportunities Investment Corp	$667
81,177	*	Retrophin, Inc	2,213
98,572		Rexford Industrial Realty, Inc	3,094
2,570		Robert Half International, Inc	167
53,525		Rockwell Automation, Inc	8,897
3,342		Rockwell Collins, Inc	450
1,881		Rollins, Inc	99
76,824		Roper Industries, Inc	21,197
7,768		Ross Stores, Inc	658
83	*,m	Rovi Guides, Inc	0	^
3,410		Royal Caribbean Cruises Ltd	353
5,120		S&P Global, Inc	1,044
4,336		Sabre Corp	107
912,736	*	salesforce.com, Inc	124,497
2,456	*	SBA Communications Corp	406
2,584		SCANA Corp	100
395,343		Schering-Plough Corp	23,997
810,832		Schlumberger Ltd	54,350
5,471		Seagate Technology, Inc	309
3,960		Sealed Air Corp	168
31,074	*	Seattle Genetics, Inc	2,063
2,700		SEI Investments Co	169
59,767		Sempra Energy	6,940
3,476	*	Sensata Technologies Holding plc	165
428,554	*	ServiceNow, Inc	73,913
1,697		Sherwin-Williams Co	692
1,112	*	Signature Bank	142
35,333		Simon Property Group, Inc	6,013
33,062	e	Sirius XM Holdings, Inc	224
3,735		Skyworks Solutions, Inc	361
25,122		SL Green Realty Corp	2,526
1,223		Snap-On, Inc	197
207,281	*	SolarEdge Technologies, Inc	9,918
44,357		Southern Co	2,054
2,955		Southwest Airlines Co	150
2,355		Spirit Aerosystems Holdings, Inc (Class A)	202
11,596	*	Spirit MTA REIT	119
115,967		Spirit Realty Capital, Inc	931
2,833	*	Splunk, Inc	281
74,121	*,e	Sprint Corp	403
5,726	*	Square, Inc	353
4,242		SS&C Technologies Holdings, Inc	220
3,063		Stanley Works	407
113,617		Starbucks Corp	5,550
28,991		Starwood Property Trust, Inc	629
115,282		State Street Corp	10,732
114,038		Steel Dynamics, Inc	5,240
1,629	*	Stericycle, Inc	106
84,498		STERIS Plc	8,873
62,989		Stryker Corp	10,636
19,714		Sun Communities, Inc	1,930
52,185		Sunstone Hotel Investors, Inc	867
1,338,497		SunTrust Banks, Inc	88,368
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

43,736	*	SVB Financial Group	$12,629
12,066		Symantec Corp	249
571,864		Synchrony Financial	19,089
236,115	*	Synopsys, Inc	20,204
10,053		Sysco Corp	687
5,001		T Rowe Price Group, Inc	581
167,413	*	Take-Two Interactive Software, Inc	19,815
5,462		Tapestry, Inc	255
4,376		Targa Resources Investments, Inc	217
563,782		Target Corp	42,915
66,039		TCF Financial Corp	1,626
5,728		TD Ameritrade Holding Corp	314
687,170		TE Connectivity Ltd	61,887
911		Teleflex, Inc	244
185,090	*	Tenet Healthcare Corp	6,213
484,712		Terex Corp	20,450
16,235		Terreno Realty Corp	612
415,848	*,e	TESARO, Inc	18,493
2,550	*,e	Tesla, Inc	875
170,322		Tetra Tech, Inc	9,964
54,942		Texas Instruments, Inc	6,057
1,302,081		Textron, Inc	85,820
45,458		Thermo Fisher Scientific, Inc	9,416
2,350		Tiffany & Co	309
250,744		TJX Companies, Inc	23,866
132,598	*	T-Mobile US, Inc	7,923
2,851		Toll Brothers, Inc	105
141,935	*	TopBuild Corp	11,119
2,520		Torchmark Corp	205
126,424		Total System Services, Inc	10,685
2,519		Tractor Supply Co	193
38,794		TransDigm Group, Inc	13,389
3,712		TransUnion	266
5,553		Travelers Cos, Inc	679
120,278	*	Trimble Navigation Ltd	3,950
2,221	*	TripAdvisor, Inc	124
568,199		Tronox Ltd	11,182
21,218		Twenty-First Century Fox, Inc	1,054
8,706		Twenty-First Century Fox, Inc (Class B)	429
452,155	*	Twitter, Inc	19,746
5,892		Tyson Foods, Inc (Class A)	406
6,165		UDR, Inc	231
3,696		UGI Corp	192
79,579	*	Ulta Beauty, Inc	18,579
153,561	*,e	Under Armour, Inc	3,237
779,021	*,e	Under Armour, Inc (Class A)	17,512
1,042,346		Union Pacific Corp	147,680
1,425	*	United Continental Holdings, Inc	99
65,647		United Parcel Service, Inc (Class B)	6,974
210,648	*	United Rentals, Inc	31,096
15,352		United Technologies Corp	1,919
743	*	United Therapeutics Corp	84
767,986		UnitedHealth Group, Inc	188,418
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,747		Universal Health Services, Inc (Class B)	$195
4,931		UnumProvident Corp	182
268,246	*	Urban Outfitters, Inc	11,950
31,600		US Bancorp	1,581
60,965	*	USANA Health Sciences, Inc	7,029
811		Vail Resorts, Inc	222
12,917	*	Valeant Pharmaceuticals International, Inc	301
146,084		Valero Energy Corp	16,190
626,446		Vanguard Emerging Markets ETF	26,436
50,000		Vanguard FTSE Developed Markets ETF	2,145
1,802	*	Varian Medical Systems, Inc	205
2,247	*	Veeva Systems, Inc	173
30,321		Ventas, Inc	1,727
20,121		VEREIT, Inc	150
46,491	*	VeriSign, Inc	6,389
3,142	*	Verisk Analytics, Inc	338
766,077		Verizon Communications, Inc	38,541
34,899	*	Vertex Pharmaceuticals, Inc	5,931
6,779		VF Corp	553
162,214		Viacom, Inc (Class B)	4,892
292,998		Virtu Financial, Inc	7,779
925,433		Visa, Inc (Class A)	122,574
141,935	*	Visteon Corp	18,344
7,028	*	Vistra Energy Corp	166
61,578	*	VMware, Inc (Class A)	9,050
19,694		Vornado Realty Trust	1,456
135,288		Voya Financial, Inc	6,359
2,664		Vulcan Materials Co	344
1,794		W.R. Berkley Corp	130
98,085		W.W. Grainger, Inc	30,249
961	*	WABCO Holdings, Inc	112
1,745		Wabtec Corp	172
16,946		Walgreens Boots Alliance, Inc	1,017
432,441		Walmart, Inc	37,039
228,663		Walt Disney Co	23,966
5,174		Waste Connections, Inc	390
221,424		Waste Management, Inc	18,011
1,623	*	Waters Corp	314
6,353		WEC Energy Group, Inc	411
146,316	*	Weight Watchers International, Inc	14,793
49,016	*	WellCare Health Plans, Inc	12,070
462,583		Wells Fargo & Co	25,646
36,305		Welltower, Inc	2,276
206,086		Western Digital Corp	15,953
10,040		Western Union Co	204
95,237		Westlake Chemical Corp	10,250
54,568		WestRock Co	3,111
157,325		Weyerhaeuser Co	5,736
1,384		Whirlpool Corp	202
266,634		Williams Cos, Inc	7,228
145,707	e	Williams-Sonoma, Inc	8,943
2,630		Willis Towers Watson plc	399
2,767	*	Workday, Inc	335
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,936	*	Worldpay, Inc	$485
120,000	*	WPX Energy, Inc	2,164
233,170		WR Grace and Co	17,094
561,915	n	Wynn Resorts Ltd	94,031
10,130		Xcel Energy, Inc	463
4,255		Xerox Corp	102
5,136		Xilinx, Inc	335
2,424	*	XPO Logistics, Inc	243
3,408		Xylem, Inc	230
193,072		Yum! Brands, Inc	15,102
4,254	*	Zayo Group Holdings, Inc	155
56,454	*	Zebra Technologies Corp (Class A)	8,087
2,115	*	Zillow Group, Inc (Class C)	125
370,296		Zimmer Biomet Holdings, Inc	41,266
748,825		Zions Bancorporation	39,456
419,231		Zoetis, Inc	35,714
		TOTAL UNITED STATES	11,587,623

URUGUAY - 0.1%
4,263,043		Arcos Dorados Holdings, Inc	29,628
		TOTAL URUGUAY	29,628

ZAMBIA - 0.0%
191,194		First Quantum Minerals Ltd	2,817
		TOTAL ZAMBIA	2,817

		TOTAL COMMON STOCKS	20,389,445
		(Cost $18,385,570)

RIGHTS / WARRANTS - 0.0%
BELGIUM - 0.0%
2,000	m	Cofinimmo S.A.	0	^
		TOTAL BELGIUM	0	^

ITALY - 0.0%
7,993,454	m	Intesa Sanpaolo S.p.A	0	^
		TOTAL ITALY	0	^

SPAIN - 0.0%
6,155		ACS Actividades de Construccion y Servicios S.A.	6
32,678	e	Repsol S.A.	19
		TOTAL SPAIN	25

		TOTAL RIGHTS / WARRANTS	25
		(Cost $25)
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.5%

TREASURY DEBT - 1.4%
$27,150,000		United States Treasury Bill	1.745%	07/12/18	$27,137
28,800,000		United States Treasury Bill	1.786	07/19/18	28,777
42,075,000		United States Treasury Bill	1.803	07/26/18	42,026
183,760,000		United States Treasury Bill	1.810	08/16/18	183,342
		TOTAL TREASURY DEBT			281,282

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

GOVERNMENT AGENCY DEBT - 0.1%
15,000,000		Federal Home Loan Bank (FHLB)	0.010	07/02/18	14,999
		TOTAL GOVERNMENT AGENCY DEBT			14,999

REPURCHASE AGREEMENT - 1.0%
10,000,000	r	Barclays	2.100	07/02/18	10,000
6,000,000	s	Calyon	2.100	07/02/18	6,000
17,000,000	t	Citigroup	2.110	07/02/18	17,000
44,000,000	u	HSBC	2.100	07/02/18	44,000
27,000,000	v	Merrill Lynch	2.100	07/02/18	27,000
85,000,000	w	NatWest Markets	1.930	07/05/18	85,000
20,000,000	x	Nomura	2.120	07/02/18	20,000
		TOTAL REPURCHASE AGREEMENT			209,000

VARIABLE RATE SECURITIES - 0.0%
5,143,009	i	SLM Student Loan Trust	2.400	01/25/19	5,143
		TOTAL VARIABLE RATE SECURITIES			5,143

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			229,142

		TOTAL SHORT-TERM INVESTMENTS			510,424
		(Cost $510,411)
		TOTAL INVESTMENTS - 100.8%			20,899,894
		(Cost $18,896,006)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(163,353)
		NET ASSETS - 100.0%			$20,736,541

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
OTC Over The Counter
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $247,868,000.
g	Security is exempt from registration under rule 144 (A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $177,009,000 or 0.9% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Barclays, 2.10% dated 6/29/18 to be repurchased at $10,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $10,200,000.
s	Agreement with Calyon, 2.10% dated 6/29/18 to be repurchased at $6,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $6,120,000.
t	Agreement with Citigroup, 2.11% dated 6/29/18 to be repurchased at $17,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $17,340,000.
u	Agreement with HSBC, 2.10% dated 6/29/18 to be repurchased at $44,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $44,881,000.
v	Agreement with Merrill Lynch, 2.10% dated 6/29/18 to be repurchased at $27,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $27,540,000.
w	Agreement with NatWest Markets, 1.93% dated 6/28/18 to be repurchased at $85,000,000 on 7/05/18, collateralized by U.S. Government Agency Securities valued at $86,702,000.
x	Agreement with Nomura, 2.12% dated 6/29/18 to be repurchased at $20,000,000 on 7/02/18, collateralized by U.S. Government Agency Securities valued at $20,400,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	867	9/21/18	$85,954	$84,766	$(1,188)
S&P 500 E Mini Index	1,058	9/21/18	145,440	143,973	(1,467)
Total	1,925		$231,394	$228,739	$(2,655)

Written options outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Penn National Gaming, Inc, Put	500	$(31)	$30.00	8/17/18	$(32)
Wynn Resorts Ltd, Put	200	(93)	155.00	8/17/18	(83)
Total	700	(124)			$(115)
255

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2018

SECTOR	VALUE (000)	% OF ASSETS
INFORMATION TECHNOLOGY	$4,648,017	22.3%
FINANCIALS	3,227,520	15.6
CONSUMER DISCRETIONARY	3,051,834	14.7
HEALTH CARE	2,303,001	11.1
INDUSTRIALS	2,175,346	10.5
ENERGY	1,474,753	7.1
CONSUMER STAPLES	1,352,808	6.5
MATERIALS	1,298,873	6.3
REAL ESTATE	314,338	1.5
TELECOMMUNICATION SERVICES	283,052	1.4
UTILITIES	259,928	1.3
SHORT-TERM INVESTMENTS	510,424	2.5
OTHER ASSETS & LIABILITIES, NET	(163,353)	(0.8)
NET ASSETS	$20,736,541	100.0%
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.7%
794,812		Delphi Automotive plc	$72,828
1,158,040		Gentex Corp	26,658
195,123		Lear Corp	36,256
145,065	*,e	Tesla, Inc	49,750
2,471		Thor Industries, Inc	241
1,112	*	Visteon Corp	144
		TOTAL AUTOMOBILES & COMPONENTS	185,877

BANKS - 0.5%
1,538,910		Bank of America Corp	43,382
994,700		Citizens Financial Group, Inc	38,694
120,771		Comerica, Inc	10,980
645		East West Bancorp, Inc	42
1,364		Pinnacle Financial Partners, Inc	84
2,022	*	Signature Bank	259
61,900	*	SVB Financial Group	17,874
157,014		Synovus Financial Corp	8,295
1,877	*	Texas Capital Bancshares, Inc	172
537,766		Wells Fargo & Co	29,814
2,924	*	Western Alliance Bancorp	165
		TOTAL BANKS	149,761

CAPITAL GOODS - 7.4%
116,153		3M Co	22,850
8,602		A.O. Smith Corp	509
44		Air Lease Corp	2
1,006,950		Airbus SE	117,506
4,231		Allegion plc	327
1,097,028		Allison Transmission Holdings, Inc	44,419
231,267		Ametek, Inc	16,688
2,122	*	Armstrong World Industries, Inc	134
1,295,881		Boeing Co	434,781
5,364		BWX Technologies, Inc	334
883,477		Caterpillar, Inc	119,861
1,568,828		CNH Industrial NV (NYSE)	16,520
94,188		Cummins, Inc	12,527
204		Curtiss-Wright Corp	24
18,294		Deere & Co	2,557
6,448		Donaldson Co, Inc	291
258,472		Emerson Electric Co	17,871
1,931		Equifax, Inc	242
17,135		Fastenal Co	825
927,440		Fortive Corp	71,515
3,597		Fortune Brands Home & Security, Inc	193
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

211,184	*	Gardner Denver Holdings, Inc	$6,207
6,591		General Dynamics Corp	1,229
9,632		Graco, Inc	435
101,794		Harris Corp	14,713
476,637	*	HD Supply Holdings, Inc	20,443
2,185		HEICO Corp	159
4,325		HEICO Corp (Class A)	264
1,124		Hexcel Corp	75
1,317,855		Honeywell International, Inc	189,837
138,010		Hubbell, Inc	14,593
2,265		Huntington Ingalls	491
4,036		IDEX Corp	551
19,074		Illinois Tool Works, Inc	2,642
389,171		Ingersoll-Rand plc	34,920
2,017		Lennox International, Inc	404
3,348		Lincoln Electric Holdings, Inc	294
316,650		Lockheed Martin Corp	93,548
12,209		Masco Corp	457
1,578	*,e	Middleby Corp	165
791		MSC Industrial Direct Co (Class A)	67
2,996		Nordson Corp	385
498,156		Northrop Grumman Corp	153,283
359,986		Parker-Hannifin Corp	56,104
2,584	*	Quanta Services, Inc	86
312,323		Raytheon Co	60,334
97,170		Rockwell Automation, Inc	16,152
1,049		Rockwell Collins, Inc	141
500,840		Roper Industries, Inc	138,187
544,065	*	Sensata Technologies Holding plc	25,887
6,331		Spirit Aerosystems Holdings, Inc (Class A)	544
833,652		Textron, Inc	54,946
6,179		Toro Co	372
132,735		TransDigm Group, Inc	45,812
562,078	*	United Rentals, Inc	82,974
1,030	*	Univar, Inc	27
325,291		W.W. Grainger, Inc	100,320
2,890	*	WABCO Holdings, Inc	338
1,843		Wabtec Corp	182
1,328		Watsco, Inc	237
6,183	*	Welbilt, Inc	138
5,645		Xylem, Inc	380
		TOTAL CAPITAL GOODS	1,998,299

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
488,888	*	Cimpress NV	70,869
4,930		Cintas Corp	912
319,846	*	Copart, Inc	18,091
112,773	*	CoStar Group, Inc	46,534
965		Dun & Bradstreet Corp	118
2,150,000		Experian Group Ltd	53,038
621,330	*	IHS Markit Ltd	32,054
402,340		KAR Auction Services, Inc	22,048
852		Republic Services, Inc	58
6,907		Robert Half International, Inc	450
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

5,494		Rollins, Inc	$289
351,220		TransUnion	25,161
9,054	*	Verisk Analytics, Inc	975
541,686		Waste Connections, Inc	40,778
232,149		Waste Management, Inc	18,883
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	330,258

CONSUMER DURABLES & APPAREL - 2.0%
501		Brunswick Corp	32
2,744		Carter’s, Inc	298
60,348		Columbia Sportswear Co	5,520
279,300	*	Deckers Outdoor Corp	31,530
484,764		DR Horton, Inc	19,875
19,962		Hanesbrands, Inc	440
5,341		Hasbro, Inc	493
499		Lennar Corp (B Shares)	21
9,048		Lennar Corp (Class A)	475
186,460	*	Lululemon Athletica, Inc	23,280
2,391	e	Mattel, Inc	39
395,185	*	Michael Kors Holdings Ltd	26,319
1,826,168		Nike, Inc (Class B)	145,509
24,777	*	NVR, Inc	73,596
80,493		Polaris Industries, Inc	9,835
2,114		Pool Corp	320
4,978,600		Prada S.p.A	22,938
1,663,892		Pulte Homes, Inc	47,837
3,387	*	Skechers U.S.A., Inc (Class A)	102
919,701		Sony Corp	47,102
1,206,626		Tapestry, Inc	56,362
363,817	*,e	Tempur Sealy International, Inc	17,482
3,304		Toll Brothers, Inc	122
7,703	*,e	Under Armour, Inc	162
8,444	*,e	Under Armour, Inc (Class A)	190
146,506		VF Corp	11,943
		TOTAL CONSUMER DURABLES & APPAREL	541,822

CONSUMER SERVICES - 2.3%
601,707		ARAMARK Holdings Corp	22,323
2,880	*	Bright Horizons Family Solutions	295
102,483	*	Chipotle Mexican Grill, Inc (Class A)	44,208
2,065		Choice Hotels International, Inc	156
3,399		Darden Restaurants, Inc	364
2,329		Domino’s Pizza, Inc	657
4,713	e	Dunkin Brands Group, Inc	326
861,259		Extended Stay America, Inc	18,612
2,500	*	Grand Canyon Education, Inc	279
2,114		H&R Block, Inc	48
664,364	*	Hilton Grand Vacations, Inc	23,053
218,973		Hilton Worldwide Holdings, Inc	17,334
736,258		ILG, Inc	24,319
329	e	International Game Technology plc	8
1,266,482		Las Vegas Sands Corp	96,709
1,320,312		Marriott International, Inc (Class A)	167,152
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

184,968		McDonald’s Corp	$28,983
2,306		MGM Resorts International	67
295,000		Restaurant Brands International, Inc	17,789
184,052		Service Corp International	6,587
7,504	*	ServiceMaster Global Holdings, Inc	446
3,961	e	Six Flags Entertainment Corp	277
1,034,988		Starbucks Corp	50,559
2,261		Vail Resorts, Inc	620
9,954		Wendy’s	171
5,374		Wyndham Hotels & Resorts, Inc	316
5,970		Wyndham Worldwide Corp	264
292,331		Wynn Resorts Ltd	48,919
467,140		Yum China Holdings, Inc	17,966
274,936		Yum! Brands, Inc	21,505
		TOTAL CONSUMER SERVICES	610,312

DIVERSIFIED FINANCIALS - 2.5%
27,317		American Express Co	2,677
199,296		Ameriprise Financial, Inc	27,878
193,547		Capital One Financial Corp	17,787
146,054		CBOE Holdings, Inc	15,200
410,186		Charles Schwab Corp	20,960
1,611		CME Group, Inc	264
125,916	*,e	Credit Acceptance Corp	44,499
94,525		Discover Financial Services	6,656
615,661	*	E*TRADE Financial Corp	37,654
6,863		Eaton Vance Corp	358
2,394		Evercore Partners, Inc (Class A)	252
2,121		Factset Research Systems, Inc	420
420,984		Goldman Sachs Group, Inc	92,856
3,812		Interactive Brokers Group, Inc (Class A)	246
300,783		IntercontinentalExchange Group, Inc	22,123
949,500	e	iShares Russell 1000 Growth Index Fund	136,538
453,407		Lazard Ltd (Class A)	22,176
298,703		LPL Financial Holdings, Inc	19,577
2,011		MarketAxess Holdings, Inc	398
9,411		Moody’s Corp	1,605
808		Morningstar, Inc	104
4,969		MSCI, Inc (Class A)	822
3,138		Northern Trust Corp	323
323	*	OneMain Holdings, Inc	11
2,308		Raymond James Financial, Inc	206
450,381		S&P Global, Inc	91,828
888		Santander Consumer USA Holdings, Inc	17
7,917		SEI Investments Co	495
250,160		State Street Corp	23,287
1,139,050		Synchrony Financial	38,021
74,302		T Rowe Price Group, Inc	8,626
328,417		TD Ameritrade Holding Corp	17,987
1,009		Virtu Financial, Inc	27
349,255		Voya Financial, Inc	16,415
		TOTAL DIVERSIFIED FINANCIALS	668,293
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

ENERGY - 1.0%
10,323		Anadarko Petroleum Corp	$756
6,023	*	Antero Resources Corp	129
1,436		Apache Corp	67
18,079		Cabot Oil & Gas Corp	430
8,662	*	Cheniere Energy, Inc	565
354		Cimarex Energy Co	36
142,200	*	Concho Resources, Inc	19,673
210,059	*	Continental Resources, Inc	13,603
1,530		Diamondback Energy, Inc	201
1,453,569		EOG Resources, Inc	180,868
49,331		Halliburton Co	2,223
2,731	*	Kosmos Energy LLC	23
3,165	*	Newfield Exploration Co	96
9,592		Oneok, Inc	670
1,650,695	*	Parsley Energy, Inc	49,983
5,279		Pioneer Natural Resources Co	999
1,340	e	RPC, Inc	20
4,168	*	RSP Permian, Inc	183
		TOTAL ENERGY	270,525

FOOD & STAPLES RETAILING - 0.7%
6,176	*	Sprouts Farmers Market, Inc	136
466,529		Sysco Corp	31,859
757	*	US Foods Holding Corp	29
272,400		Walgreens Boots Alliance, Inc	16,348
1,674,338		Walmart, Inc	143,407
		TOTAL FOOD & STAPLES RETAILING	191,779

FOOD, BEVERAGE & TOBACCO - 2.4%
315,495		Altria Group, Inc	17,917
2,811		Brown-Forman Corp	137
16,014		Brown-Forman Corp (Class B)	785
96,275	e	Campbell Soup Co	3,903
551,681		Coca-Cola Co	24,197
203,664		Constellation Brands, Inc (Class A)	44,576
807,809		Costco Wholesale Corp	168,816
4,000,000		Davide Campari-Milano S.p.A	32,832
10,113	*	Dr Pepper Snapple Group, Inc	1,234
315,029		General Mills, Inc	13,943
51,465		Hershey Co	4,789
60,766		Kellogg Co	4,246
366,668		Kraft Heinz Co	23,034
323,700		Lamb Weston Holdings, Inc	22,176
344,920		McCormick & Co, Inc	40,042
3,278,727	*	Monster Beverage Corp	187,871
506,495		PepsiCo, Inc	55,142
1,850	*	Post Holdings, Inc	159
		TOTAL FOOD, BEVERAGE & TOBACCO	645,799

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
1,335,355		Abbott Laboratories	81,443
30,682	*	Abiomed, Inc	12,551
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

266,241		Aetna Inc	$48,855
116,532	*	Align Technology, Inc	39,870
129,513		AmerisourceBergen Corp	11,044
190,500		Anthem, Inc	45,345
60,561	*	athenahealth, Inc	9,638
1,102,243		Baxter International, Inc	81,390
1,292		Becton Dickinson & Co	310
729,474	*	Boston Scientific Corp	23,854
2,194		Cantel Medical Corp	216
233,029	*	Centene Corp	28,712
1,666,824	*	Cerner Corp	99,659
924		Chemed Corp	297
499,937		Cigna Corp	84,964
459		Cooper Cos, Inc	108
4,201	*	DaVita, Inc	292
4,833	*	DexCom, Inc	459
1,171,996	*	Edwards Lifesciences Corp	170,607
475,593		Encompass Health Corp	32,207
606	*	Envision Healthcare Corp	27
683,736	*	Express Scripts Holding Co	52,791
341,094		HCA Holdings, Inc	34,996
1,344	*	Henry Schein, Inc	98
2,558		Hill-Rom Holdings, Inc	223
212,240		Humana, Inc	63,169
929	*	ICU Medical, Inc	273
87,548	*	Idexx Laboratories, Inc	19,080
3,480	*	Insulet Corp	298
3,341	*	Integra LifeSciences Holdings Corp	215
679,741	*	Intuitive Surgical, Inc	325,242
359	*	Laboratory Corp of America Holdings	64
2,687	*	Masimo Corp	262
239,282		McKesson Corp	31,920
2,740	*	Molina Healthcare, Inc	268
1,575	*	Penumbra, Inc	218
753,312	*	Premier, Inc	27,406
7,936		Resmed, Inc	822
961,824		Stryker Corp	162,414
519		Teleflex, Inc	139
861,595		UnitedHealth Group, Inc	211,384
5,147	*	Varian Medical Systems, Inc	585
251,095	*	Veeva Systems, Inc	19,299
268,437	*	WellCare Health Plans, Inc	66,100
1,007		West Pharmaceutical Services, Inc	100
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,789,214

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
12,359		Church & Dwight Co, Inc	657
6,708		Clorox Co	907
8,921		Colgate-Palmolive Co	578
227,264		Energizer Holdings, Inc	14,309
1,044,112		Estee Lauder Cos (Class A)	148,984
213,758	*	Herbalife Ltd	11,483
224,224		Kimberly-Clark Corp	23,620
215,693		Nu Skin Enterprises, Inc (Class A)	16,865
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	217,403
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 0.5%
101		Alleghany Corp	$58
349,958		American International Group, Inc	18,555
13,787		Aon plc	1,891
3,669	*	Arch Capital Group Ltd	97
528		Axis Capital Holdings Ltd	29
13,793	*	Berkshire Hathaway, Inc (Class B)	2,574
780		Brown & Brown, Inc	22
817		Erie Indemnity Co (Class A)	96
953		Everest Re Group Ltd	220
71	*	Markel Corp	77
13,388		Marsh & McLennan Cos, Inc	1,097
1,697,006		Progressive Corp	100,378
14		RenaissanceRe Holdings Ltd	2
3,141		Travelers Cos, Inc	384
127		Validus Holdings Ltd	9
4,751		XL Group Ltd	266
		TOTAL INSURANCE	125,755

MATERIALS - 1.7%
5,030		Avery Dennison Corp	514
5,124	*	Axalta Coating Systems Ltd	155
907,078	*	Berry Plastics Group, Inc	41,671
4,813		Celanese Corp (Series A)	535
409,200		Chemours Co	18,152
7,704	*	Crown Holdings, Inc	345
2,245		Eagle Materials, Inc	236
6,493		Ecolab, Inc	911
3,253		FMC Corp	290
3,134		Graphic Packaging Holding Co	45
1,010,300		Huntsman Corp	29,501
1,991		International Flavors & Fragrances, Inc	247
2,791		International Paper Co	145
499,505		LyondellBasell Industries AF S.C.A	54,871
3,253		Martin Marietta Materials, Inc	727
358		NewMarket Corp	145
91,375		Packaging Corp of America	10,215
3,497	*	Platform Specialty Products Corp	41
102,463		PPG Industries, Inc	10,628
549,478		Praxair, Inc	86,900
1,216		Royal Gold, Inc	113
1,589		RPM International, Inc	93
1,179		Scotts Miracle-Gro Co (Class A)	98
4,718		Sealed Air Corp	200
327,508		Sherwin-Williams Co	133,482
240		Silgan Holdings, Inc	6
4,912		Southern Copper Corp (NY)	230
285,052		Steel Dynamics, Inc	13,098
144,973		Vulcan Materials Co	18,710
112,167		Westlake Chemical Corp	12,073
293,044		WR Grace and Co	21,483
		TOTAL MATERIALS	455,860

263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

MEDIA - 1.0%
259,886	*	AMC Networks, Inc	$16,165
206		Cable One, Inc	151
1,215,253		CBS Corp (Class B)	68,322
7,131	*	Charter Communications, Inc	2,091
1,153,754		Comcast Corp (Class A)	37,855
2,336		Interpublic Group of Cos, Inc	55
214	e	Lions Gate Entertainment Corp (Class A)	5
418		Lions Gate Entertainment Corp (Class B)	10
8,221	*	Live Nation, Inc	399
110	*	Madison Square Garden Co	34
8,426		Omnicom Group, Inc	643
4,656	*,m	Rovi Guides, Inc	16
76,687	e	Sirius XM Holdings, Inc	519
1,285,023		Walt Disney Co	134,683
		TOTAL MEDIA	260,948

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,858,928		AbbVie, Inc	172,230
2,818	*	Agios Pharmaceuticals, Inc	237
794,365	*	Alexion Pharmaceuticals, Inc	98,620
8,310	*	Alkermes plc	342
175,448		Allergan plc	29,251
4,349	*	Alnylam Pharmaceuticals, Inc	428
215,891		Amgen, Inc	39,851
244,452		Bayer AG.	26,847
230,587	*	Biogen Idec, Inc	66,926
303,297	*	BioMarin Pharmaceutical, Inc	28,571
2,215		Bio-Techne Corp	328
1,828	*	Bluebird Bio, Inc	287
49,176		Bristol-Myers Squibb Co	2,721
230,557		Bruker BioSciences Corp	6,695
1,845	*	Catalent, Inc	77
428,232	*	Celgene Corp	34,010
65,720	*	Charles River Laboratories International, Inc	7,378
227,398		Eli Lilly & Co	19,404
6,554	*	Exact Sciences Corp	392
15,829	*	Exelixis, Inc	341
2,013,145		Gilead Sciences, Inc	142,611
763,784	*	Illumina, Inc	213,317
9,927	*	Incyte Corp	665
6,961	*	Ionis Pharmaceuticals, Inc	290
321,500	*	IQVIA Holdings, Inc	32,092
566,562	*	Jazz Pharmaceuticals plc	97,619
27,314		Johnson & Johnson	3,314
452,346		Lonza Group AG.	119,531
1,484	*	Mettler-Toledo International, Inc	859
8,583	*	Nektar Therapeutics	419
4,949	*	Neurocrine Biosciences, Inc	486
80,009	*	PRA Health Sciences, Inc	7,470
4,503	*	Regeneron Pharmaceuticals, Inc	1,553
2,476	*	Sage Therapeutics, Inc	388
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

3,426	*,e	Sarepta Therapeutics, Inc	$453
10,189		Schering-Plough Corp	618
6,254	*	Seattle Genetics, Inc	415
1,506	*,e	TESARO, Inc	67
782,206		Teva Pharmaceutical Industries Ltd (ADR)	19,023
97,812		Thermo Fisher Scientific, Inc	20,261
761,536	*	Vertex Pharmaceuticals, Inc	129,431
67,484	*	Waters Corp	13,064
3,234,270		Zoetis, Inc	275,527
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,614,409

REAL ESTATE - 0.7%
480		Alexandria Real Estate Equities, Inc	60
248,649		American Tower Corp	35,848
803,073	*	CBRE Group, Inc	38,339
1,567		Colony Capital, Inc	10
1,820		Coresite Realty	202
17,637		Crown Castle International Corp	1,901
30,877		Equinix, Inc	13,274
136,662		Equity Lifestyle Properties, Inc	12,559
31,764		Extra Space Storage, Inc	3,170
535,082		Gaming and Leisure Properties, Inc	19,156
937	*	Howard Hughes Corp	124
334,230		Hudson Pacific Properties	11,842
3,992		Lamar Advertising Co	273
153		Life Storage, Inc	15
850,649		MGM Growth Properties LLC	25,911
969	e	Omega Healthcare Investors, Inc	30
8,384		Public Storage, Inc	1,902
6,430	*	SBA Communications Corp	1,062
57,840		Simon Property Group, Inc	9,844
3,531		Taubman Centers, Inc	207
		TOTAL REAL ESTATE	175,729

RETAILING - 12.0%
1,286		Advance Auto Parts, Inc	175
889,460	*	Amazon.com, Inc	1,511,904
600,000	*	ASOS plc	48,128
1,323	*	AutoZone, Inc	888
97,387		Best Buy Co, Inc	7,263
466,151	*	BJ’s Wholesale Club Holdings, Inc	11,024
52,025	*	Booking Holdings, Inc	105,459
250,875	*	Burlington Stores, Inc	37,764
915,721	*	CarMax, Inc	66,729
748,134	*	Ctrip.com International Ltd (ADR)	35,634
625,590		Dollar General Corp	61,683
82,480	*	Dollar Tree, Inc	7,011
1,839,947		Expedia, Inc	221,143
1,571	*,e	Floor & Decor Holdings, Inc	77
460		Gap, Inc	15
4,595,466	*	Groupon, Inc	19,761
1,920,715		Home Depot, Inc	374,732
3,058,773		Industria De Diseno Textil S.A.	104,164
161,891		Kering	91,193
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,661		L Brands, Inc	$61
3,181	*	LKQ Corp	101
223,328		Lowe’s Companies, Inc	21,343
1,018	*	Michaels Cos, Inc	20
643,365	*	NetFlix, Inc	251,832
6,346		Nordstrom, Inc	329
4,538	*	O’Reilly Automotive, Inc	1,241
3,835,021	*	Qurate Retail Group, Inc QVC Group	81,379
127,121		Ross Stores, Inc	10,774
392,394		Tiffany & Co	51,639
389,150		TJX Companies, Inc	37,039
6,823		Tractor Supply Co	522
5,588	*	TripAdvisor, Inc	311
184,363	*	Ulta Beauty, Inc	43,041
160,939	*	Urban Outfitters, Inc	7,170
104,844	*,e	Wayfair, Inc	12,451
94,783	e	Williams-Sonoma, Inc	5,818
		TOTAL RETAILING	3,229,818

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
2,192,505	*	Advanced Micro Devices, Inc	32,866
3,116		Analog Devices, Inc	299
4,785,044		Applied Materials, Inc	221,021
1,535,093		Broadcom, Inc	372,475
3,649	*	Cavium, Inc	316
714,634		Cypress Semiconductor Corp	11,134
986,554		Intel Corp	49,041
459,729		Kla-Tencor Corp	47,136
301,373		Lam Research Corp	52,092
369,926		Maxim Integrated Products, Inc	21,700
203,493	e	Microchip Technology, Inc	18,508
682,917	*	Micron Technology, Inc	35,812
2,850		MKS Instruments, Inc	273
2,424		Monolithic Power Systems, Inc	324
1,044,197		NVIDIA Corp	247,370
1,088	*	NXP Semiconductors NV	119
509,676	*	ON Semiconductor Corp	11,333
7,282		Skyworks Solutions, Inc	704
1,823		Teradyne, Inc	69
332,388		Texas Instruments, Inc	36,646
2,273	e	Universal Display Corp	195
6,477		Versum Materials, Inc	241
973,759		Xilinx, Inc	63,547
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,223,221

SOFTWARE & SERVICES - 37.3%
3,216	*	2U, Inc	269
687,508		Accenture plc	112,469
2,160,904		Activision Blizzard, Inc	164,920
1,666,544	*	Adobe Systems, Inc	406,320
1,128	*,g	Adyen NV	621
8,784	*	Akamai Technologies, Inc	643
753,503	*	Alibaba Group Holding Ltd (ADR)	139,797
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

44,926		Alliance Data Systems Corp	$10,477
419,563	*	Alphabet, Inc (Class A)	473,766
934,702	*	Alphabet, Inc (Class C)	1,042,800
116,425	*	Ansys, Inc	20,279
3,656	*	Aspen Technology, Inc	339
5,174	*	Atlassian Corp plc	323
10,405	*	Autodesk, Inc	1,364
1,128,336		Automatic Data Processing, Inc	151,355
605,529	*	Baidu, Inc (ADR)	147,144
7,803	*	Black Knight, Inc	418
256,156		Booz Allen Hamilton Holding Co	11,202
317,231		Broadridge Financial Solutions, Inc	36,513
1,038,205	*	Cadence Design Systems, Inc	44,965
7,530		CDK Global, Inc	490
1,407	*	Ceridian HCM Holding, Inc	47
436,301	*	Citrix Systems, Inc	45,742
836,640		Cognizant Technology Solutions Corp (Class A)	66,086
228,858	*	Dell Technologies, Inc-VMware Inc	19,357
1,492	*,e	DocuSign, Inc	79
60,882	*,e	Dropbox, Inc	1,974
1,388,200		DXC Technology Co	111,903
3,877,947	*	eBay, Inc	140,614
417,009	*	Electronic Arts, Inc	58,807
2,738	*	EPAM Systems, Inc	340
1,476	*	Euronet Worldwide, Inc	124
4,330,231	*	Facebook, Inc	841,450
1,750	*	Fair Isaac Corp	338
223,072		Fidelity National Information Services, Inc	23,652
7,454	*	FireEye, Inc	115
43,301	*	First American Corp	2,247
26,924	*	First Data Corp	564
23,118	*	Fiserv, Inc	1,713
5,025	*	FleetCor Technologies, Inc	1,059
187,353	*	Fortinet, Inc	11,696
510,281	*	Gartner, Inc	67,816
425,903		Genpact Ltd	12,321
8,973		Global Payments, Inc	1,000
1,062,210	*	GoDaddy, Inc	74,992
953,472	*	GrubHub, Inc	100,029
138,218	*	Guidewire Software, Inc	12,271
1,343,779	*	IAC/InterActiveCorp	204,913
442,369		International Business Machines Corp	61,799
2,673,643		Intuit, Inc	546,239
4,415		Jack Henry & Associates, Inc	576
443,352		LogMeIn, Inc	45,776
3,205	*	Manhattan Associates, Inc	151
2,660,643		MasterCard, Inc (Class A)	522,870
873,878	*,e	Match Group, Inc	33,854
16,113,540		Microsoft Corp	1,588,956
5,668	*	Nutanix, Inc	292
5,108	*	Okta, Inc	257
15,766		Oracle Corp	695
445,632		Paychex, Inc	30,459
2,958	*,e	Paycom Software, Inc	292
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

4,966,671	*	PayPal Holdings, Inc	$413,575
2,242		Pegasystems, Inc	123
228,795		Perspecta, Inc	4,702
106,697	*	Proofpoint, Inc	12,303
321,341	*	PTC, Inc	30,145
4,184	*	RealPage, Inc	231
215,022	*	Red Hat, Inc	28,892
3,962	*	RingCentral, Inc	279
375,423		Sabre Corp	9,250
4,185,004	*	salesforce.com, Inc	570,834
486,923	g	Scout24 AG.	25,772
466,773	*	ServiceNow, Inc	80,504
146,300	*	Shopify, Inc (Class A)	21,344
145,209	*	Splunk, Inc	14,392
312,877	*	Square, Inc	19,286
10,769		SS&C Technologies Holdings, Inc	559
2,129	e	Switch, Inc	26
334,833	*	Synopsys, Inc	28,652
3,677	*	Tableau Software, Inc	359
3,695	*	Take-Two Interactive Software, Inc	437
4,570,507		Tencent Holdings Ltd	229,510
5,106	*	Teradata Corp	205
755,373		Total System Services, Inc	63,844
3,639	*	Twilio, Inc	204
4,950,712	*	Twitter, Inc	216,198
2,085	*	Tyler Technologies, Inc	463
1,639	*	Ultimate Software Group, Inc	422
228,742	*	VeriSign, Inc	31,434
5,360,934		Visa, Inc (Class A)	710,056
512,766	*	VMware, Inc (Class A)	75,361
7,582		Western Union Co	154
85,774	*	WEX, Inc	16,338
8,198	*	Workday, Inc	993
1,550	*	Worldpay, Inc	127
238,783	*	Zendesk, Inc	13,011
2,275	*	Zillow Group, Inc	136
4,924	*	Zillow Group, Inc (Class C)	291
		TOTAL SOFTWARE & SERVICES	10,020,351

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
16,649		Amphenol Corp (Class A)	1,451
5,548,459		Apple, Inc	1,027,075
3,212	*	Arista Networks, Inc	827
283,078		CDW Corp	22,870
2,984,815		Cisco Systems, Inc	128,437
9,856		Cognex Corp	440
1,057	*	Coherent, Inc	165
206,829	*	F5 Networks, Inc	35,668
721		Flir Systems, Inc	37
2,104	*	IPG Photonics Corp	464
1,193		Littelfuse, Inc	272
837,334		Motorola, Inc	97,441
5,344		National Instruments Corp	224
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

5,007	*	NCR Corp	$150
558,753		NetApp, Inc	43,879
106,601	*	Palo Alto Networks, Inc	21,903
8,321	*	Pure Storage, Inc	199
1,167,690		TE Connectivity Ltd	105,162
348,600	*	Trimble Navigation Ltd	11,448
735	*,e	Ubiquiti Networks, Inc	62
216,334	*	Zebra Technologies Corp (Class A)	30,990
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,529,164

TELECOMMUNICATION SERVICES - 0.2%
192,400		Softbank Corp	13,739
448,474	*	T-Mobile US, Inc	26,796
10,889	*	Zayo Group Holdings, Inc	397
		TOTAL TELECOMMUNICATION SERVICES	40,932

TRANSPORTATION - 1.7%
439,990		American Airlines Group, Inc	16,702
7,823		CH Robinson Worldwide, Inc	655
734,464		CSX Corp	46,844
60,139		Delta Air Lines, Inc	2,979
9,861		Expeditors International of Washington, Inc	721
652,085		FedEx Corp	148,063
313	*	Genesee & Wyoming, Inc (Class A)	25
5,192		JB Hunt Transport Services, Inc	631
2,377		Landstar System, Inc	260
3,692		Old Dominion Freight Line	550
464		Schneider National, Inc	13
21,372		Southwest Airlines Co	1,087
586,654	*,e	Spirit Airlines, Inc	21,325
1,176,506		Union Pacific Corp	166,687
353,506		United Parcel Service, Inc (Class B)	37,553
45,560	*	XPO Logistics, Inc	4,564
		TOTAL TRANSPORTATION	448,659

		TOTAL COMMON STOCKS	26,724,188
		(Cost $19,730,359)
269

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 1.0%

TREASURY DEBT - 0.2%
$65,150,000		United States Treasury Bill	1.805%	08/16/18	$65,002
		TOTAL TREASURY DEBT			65,002

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
210,412,764	c	State Street Navigator Securities Lending Government Money Market Portfolio			210,413
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			210,413

TOTAL SHORT-TERM INVESTMENTS	275,415
(Cost $275,414)
TOTAL INVESTMENTS - 100.5%	26,999,603
(Cost $20,005,773)
OTHER ASSETS & LIABILITIES, NET - (0.5)%	(156,720)
NET ASSETS - 100.0%	$26,842,883

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $204,741,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $26,394,000 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.9%
60,563		Adient plc	$2,979
60,325	*	American Axle & Manufacturing Holdings, Inc	939
144,549		BorgWarner, Inc	6,239
37,696		Cooper Tire & Rubber Co	991
12,534	*	Cooper-Standard Holding, Inc	1,638
105,026		Dana Holding Corp	2,120
180,987		Delphi Automotive plc	16,584
19,677	*	Dorman Products, Inc	1,344
2,644,858		Ford Motor Co	29,279
25,297	*	Fox Factory Holding Corp	1,178
889,905		General Motors Co	35,062
199,630		Gentex Corp	4,595
26,543	*	Gentherm, Inc	1,043
163,116		Goodyear Tire & Rubber Co	3,799
115,779		Harley-Davidson, Inc	4,872
17,506		LCI Industries, Inc	1,578
45,774		Lear Corp	8,505
36,302	*	Modine Manufacturing Co	662
13,147	*,e	Motorcar Parts of America, Inc	246
5,808	*	Shiloh Industries, Inc	51
24,709		Spartan Motors, Inc	373
15,087		Standard Motor Products, Inc	729
20,247	*	Stoneridge, Inc	711
17,815		Superior Industries International, Inc	319
28,062		Tenneco, Inc	1,234
92,464	*,e	Tesla, Inc	31,711
35,644		Thor Industries, Inc	3,471
15,398		Tower International, Inc	490
22,699	*	Visteon Corp	2,934
22,457		Winnebago Industries, Inc	912
		TOTAL AUTOMOBILES & COMPONENTS	166,588

BANKS - 6.5%
12,408		1st Source Corp	663
10,115		Access National Corp	289
4,570		ACNB Corp	156
7,958	*	Allegiance Bancshares, Inc	345
5,882		American National Bankshares, Inc	235
26,136		Ameris Bancorp	1,394
7,069		Ames National Corp	218
7,945		Arrow Financial Corp	289
125,355		Associated Banc-Corp	3,422
14,762	*	Atlantic Capital Bancshares, Inc	290
31,112	e	Banc of California, Inc	608
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,574		Bancfirst Corp	$685
62,103		BancorpSouth Bank	2,046
6,456,294		Bank of America Corp	182,003
11,787		Bank of Commerce Holdings	150
30,867		Bank of Hawaii Corp	2,575
3,864		Bank of Marin Bancorp	312
36,956		Bank of NT Butterfield & Son Ltd	1,690
82,422		Bank of the Ozarks, Inc	3,712
12,265		BankFinancial Corp	216
74,384		BankUnited	3,039
3,897		Bankwell Financial Group, Inc	125
23,725		Banner Corp	1,427
11,016		Bar Harbor Bankshares	334
6,936	*	Baycom Corp	172
531,796		BB&T Corp	26,824
7,059		BCB Bancorp, Inc	106
51,465		Beneficial Bancorp, Inc	834
22,749		Berkshire Hills Bancorp, Inc	924
17,706		Blue Hills Bancorp, Inc	393
43,167	*,e	BofI Holding, Inc	1,766
18,057		BOK Financial Corp	1,698
59,217		Boston Private Financial Holdings, Inc	942
13,328		Bridge Bancorp, Inc	479
54,590		Brookline Bancorp, Inc	1,015
12,987		Bryn Mawr Bank Corp	601
6,346	*	BSB Bancorp, Inc	218
6,436	e	Business First Bancshares, Inc	170
5,576	*	Byline Bancorp, Inc	125
2,353		C&F Financial Corp	147
31,825		Cadence BanCorp	919
2,502	e	Cambridge Bancorp	217
11,436		Camden National Corp	523
9,158		Capital City Bank Group, Inc	216
92,364		Capitol Federal Financial	1,216
5,956	*	Capstar Financial Holdings, Inc	110
10,298		Carolina Financial Corp	442
54,668		Cathay General Bancorp	2,214
12,633	e	CBTX, Inc	418
43,480		Centerstate Banks of Florida, Inc	1,297
21,511		Central Pacific Financial Corp	616
6,214		Central Valley Community Bancorp	131
2,245		Century Bancorp, Inc	172
9,348		Charter Financial Corp	226
48,933		Chemical Financial Corp	2,724
2,189		Chemung Financial Corp	110
85,835		CIT Group, Inc	4,327
1,742,564		Citigroup, Inc	116,612
9,568		Citizens & Northern Corp	247
339,069		Citizens Financial Group, Inc	13,190
10,955		City Holding Co	824
7,262	e	Civista Bancshares, Inc	176
9,772		CNB Financial Corp	294
26,184		CoBiz, Inc	562
6,146		Codorus Valley Bancorp, Inc	189
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

51,998		Columbia Banking System, Inc	$2,127
33,673	*,e	Columbia Financial, Inc	557
120,059		Comerica, Inc	10,916
64,713		Commerce Bancshares, Inc	4,188
4,712	e	Commerce Union Bancshares, Inc	132
35,397		Community Bank System, Inc	2,091
15,668	*	Community Bankers Trust Corp	140
2,846		Community Financial Corp	101
11,638		Community Trust Bancorp, Inc	581
21,722		ConnectOne Bancorp, Inc	541
3,700		County Bancorp, Inc	102
38,938		Cullen/Frost Bankers, Inc	4,215
19,196	*	Customers Bancorp, Inc	545
75,634		CVB Financial Corp	1,696
23,810		Dime Community Bancshares	464
22,688	*	Eagle Bancorp, Inc	1,391
93,759		East West Bancorp, Inc	6,113
4,525	*	Entegra Financial Corp	133
6,481		Enterprise Bancorp, Inc	262
16,077		Enterprise Financial Services Corp	867
7,477	*	Equity Bancshares, Inc	310
6,121		ESSA Bancorp, Inc	97
55,323	*	Essent Group Ltd	1,982
3,168		Evans Bancorp, Inc	146
6,654	e	Farmers & Merchants Bancorp, Inc	268
5,336		Farmers Capital Bank Corp	278
18,150		Farmers National Banc Corp	289
4,563		FB Financial Corp	186
25,303	*	FCB Financial Holdings, Inc	1,488
6,481		Federal Agricultural Mortgage Corp (Class C)	580
15,456		Fidelity Southern Corp	393
467,709		Fifth Third Bancorp	13,423
10,211		Financial Institutions, Inc	336
20,427		First Bancorp (NC)	836
114,850	*	First Bancorp (Puerto Rico)	879
6,485		First Bancorp, Inc	183
6,018		First Bancshares, Inc	216
26,747		First Busey Corp	848
6,176		First Business Financial Services, Inc	161
5,135		First Citizens Bancshares, Inc (Class A)	2,071
69,402		First Commonwealth Financial Corp	1,076
12,139		First Community Bancshares, Inc	387
10,568		First Connecticut Bancorp	323
7,726		First Defiance Financial Corp	518
68,200		First Financial Bancorp	2,090
46,159	e	First Financial Bankshares, Inc	2,350
8,330		First Financial Corp	378
6,257		First Financial Northwest, Inc	122
19,660	*	First Foundation, Inc	365
3,022	e	First Guaranty Bancshares, Inc	79
38,811		First Hawaiian, Inc	1,126
220,520		First Horizon National Corp	3,934
4,089		First Internet Bancorp	139
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,329		First Interstate Bancsystem, Inc	$773
29,933		First Merchants Corp	1,389
7,120		First Mid-Illinois Bancshares, Inc	280
73,424		First Midwest Bancorp, Inc	1,870
7,602	*	First Northwest Bancorp	121
15,462		First of Long Island Corp	384
107,798		First Republic Bank	10,434
15,789	*	Flagstar Bancorp, Inc	541
20,105		Flushing Financial Corp	525
3,521		FNB Bancorp	129
228,101		FNB Corp	3,061
8,854	*	Franklin Financial Network, Inc	333
119,869		Fulton Financial Corp	1,978
14,703		German American Bancorp, Inc	527
55,696		Glacier Bancorp, Inc	2,154
7,809		Great Southern Bancorp, Inc	447
42,914		Great Western Bancorp, Inc	1,802
14,667		Green Bancorp, Inc	317
2,003	e	Greene County Bancorp, Inc	68
16,942		Guaranty Bancorp	505
1,224		Guaranty Bancshares, Inc	40
59,807		Hancock Holding Co	2,790
23,963		Hanmi Financial Corp	679
9,284	*	HarborOne Bancorp, Inc	176
17,800		Heartland Financial USA, Inc	976
25,661		Heritage Commerce Corp	436
22,188		Heritage Financial Corp	773
54,190		Hilltop Holdings, Inc	1,196
997		Hingham Institution for Savings	219
4,264		Home Bancorp, Inc	198
112,204		Home Bancshares, Inc	2,531
15,022	*	HomeStreet, Inc	405
13,541	*	HomeTrust Bancshares, Inc	381
93,574		Hope Bancorp, Inc	1,668
23,268		Horizon Bancorp	481
6,001	*	Howard Bancorp, Inc	108
740,418		Huntington Bancshares, Inc	10,929
35,117		IBERIABANK Corp	2,662
6,123	*,e	Impac Mortgage Holdings, Inc	58
19,246		Independent Bank Corp (MA)	1,509
17,558		Independent Bank Corp (MI)	448
12,630		Independent Bank Group, Inc	844
40,567		International Bancshares Corp	1,736
5,550		Investar Holding Corp	153
186,863		Investors Bancorp, Inc	2,390
2,314,565		JPMorgan Chase & Co	241,178
83,674		Kearny Financial Corp	1,125
721,034		Keycorp	14,089
32,502		Lakeland Bancorp, Inc	645
18,387		Lakeland Financial Corp	886
6,780		LCNB Corp	134
33,647		LegacyTexas Financial Group, Inc	1,313
4,628	*,e	LendingTree, Inc	989
14,926		Live Oak Bancshares, Inc	457
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

98,813		M&T Bank Corp	$16,813
19,210		Macatawa Bank Corp	233
4,666	*	Malvern Bancorp, Inc	114
58,413		MB Financial, Inc	2,728
13,586		MBT Financial Corp	145
12,428		Mercantile Bank Corp	459
10,918		Merchants Bancorp	311
35,757		Meridian Bancorp, Inc	685
6,858		Meta Financial Group, Inc	668
4,420	*	Metropolitan Bank Holding Corp	232
258,262	*	MGIC Investment Corp	2,769
1,778		Middlefield Banc Corp	90
10,800		Midland States Bancorp, Inc	370
6,195		Midsouth Bancorp, Inc	82
7,821		MidWestOne Financial Group, Inc	264
3,816		MutualFirst Financial, Inc	144
19,324		National Bank Holdings Corp	746
5,351	e	National Bankshares, Inc	248
7,588	*	National Commerce Corp	351
20,936	*	Nationstar Mortgage Holdings, Inc	367
31,726		NBT Bancorp, Inc	1,210
305,096		New York Community Bancorp, Inc	3,368
6,480	*	Nicolet Bankshares, Inc	357
38,864	*	NMI Holdings, Inc	633
5,235		Northeast Bancorp	114
33,024		Northfield Bancorp, Inc	549
5,019		Northrim BanCorp, Inc	199
69,442		Northwest Bancshares, Inc	1,208
4,425		Norwood Financial Corp	159
30,487		OceanFirst Financial Corp	913
33,903	e	OFG Bancorp	476
3,155	e	Ohio Valley Banc Corp	165
6,461		Old Line Bancshares, Inc	226
90,192		Old National Bancorp	1,678
21,667		Old Second Bancorp, Inc	312
14,808		Opus Bank	425
11,057		Origin Bancorp, Inc	453
26,521		Oritani Financial Corp	430
5,318		Orrstown Financial Services, Inc	138
11,579	*	Pacific Mercantile Bancorp	113
28,237	*	Pacific Premier Bancorp, Inc	1,077
81,519		PacWest Bancorp	4,029
9,690		Park National Corp	1,080
4,177		Parke Bancorp, Inc	99
13,465		PCSB Financial Corp	268
11,582		Peapack Gladstone Financial Corp	401
2,964		Penns Woods Bancorp, Inc	133
9,540	*	PennyMac Financial Services, Inc	187
3,256	e	Peoples Bancorp of North Carolina, Inc	104
12,623		Peoples Bancorp, Inc	477
5,712		Peoples Financial Services Corp	269
221,952		People’s United Financial, Inc	4,015
9,341		People’s Utah Bancorp	333
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,552	*	PHH Corp	$397
50,971		Pinnacle Financial Partners, Inc	3,127
320,460		PNC Financial Services Group, Inc	43,294
72,890		Popular, Inc	3,295
8,859		Preferred Bank	544
8,456		Premier Financial Bancorp, Inc	158
48,016		Prosperity Bancshares, Inc	3,282
3,260	*	Provident Bancorp, Inc	85
45,191		Provident Financial Services, Inc	1,244
6,101		Prudential Bancorp, Inc	118
8,729		QCR Holdings, Inc	414
152,459		Radian Group, Inc	2,473
9,265		RBB Bancorp	298
772,545		Regions Financial Corp	13,736
30,881		Renasant Corp	1,406
6,104		Republic Bancorp, Inc (Class A)	277
34,776	*	Republic First Bancorp, Inc	273
13,238		Riverview Bancorp, Inc	112
25,676		S&T Bancorp, Inc	1,110
22,606		Sandy Spring Bancorp, Inc	927
28,631	*	Seacoast Banking Corp of Florida	904
32,848		ServisFirst Bancshares, Inc	1,371
8,913		Shore Bancshares, Inc	170
8,511		SI Financial Group, Inc	126
8,919		Sierra Bancorp	252
38,410	*	Signature Bank	4,912
55,218		Simmons First National Corp (Class A)	1,651
5,382	*	SmartFinancial, Inc	139
24,776		South State Corp	2,137
4,079	*	Southern First Bancshares, Inc	180
4,139		Southern Missouri Bancorp, Inc	162
8,140		Southern National Bancorp of Virginia, Inc	145
20,042		Southside Bancshares, Inc	675
26,403		State Bank & Trust Co	882
11,631		Sterling Bancorp, Inc	155
151,652		Sterling Bancorp/DE	3,564
16,305		Stock Yards Bancorp, Inc	622
6,101		Summit Financial Group, Inc	164
317,024		SunTrust Banks, Inc	20,930
35,867	*	SVB Financial Group	10,357
76,607		Synovus Financial Corp	4,047
116,646		TCF Financial Corp	2,872
5,870		Territorial Bancorp, Inc	182
35,836	*	Texas Capital Bancshares, Inc	3,279
34,383		TFS Financial Corp	542
35,393	*	The Bancorp, Inc	370
4,645		Timberland Bancorp, Inc	173
10,641		Tompkins Trustco, Inc	914
46,422		TowneBank	1,490
15,762		Trico Bancshares	590
16,178	*	Tristate Capital Holdings, Inc	422
10,668	*	Triumph Bancorp, Inc	435
71,043		Trustco Bank Corp NY	632
49,168		Trustmark Corp	1,604
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,057		UMB Financial Corp	$1,986
161,706		Umpqua Holdings Corp	3,653
34,740		Union Bankshares Corp	1,351
2,885	e	Union Bankshares, Inc	150
72,013		United Bankshares, Inc	2,621
51,942		United Community Banks, Inc	1,593
34,307		United Community Financial Corp	377
36,948		United Financial Bancorp, Inc (New)	647
9,461		United Security Bancshares	106
5,346		Unity Bancorp, Inc	122
19,117		Univest Corp of Pennsylvania	526
1,050,202		US Bancorp	52,531
216,752		Valley National Bancorp	2,636
10,468	*	Veritex Holdings, Inc	325
19,235		Walker & Dunlop, Inc	1,070
50,737		Washington Federal, Inc	1,659
10,818		Washington Trust Bancorp, Inc	629
19,189		Waterstone Financial, Inc	327
67,195		Webster Financial Corp	4,280
3,000,439		Wells Fargo & Co	166,344
30,103		WesBanco, Inc	1,356
11,970		West Bancorporation, Inc	301
18,981	e	Westamerica Bancorporation	1,073
68,448	*	Western Alliance Bancorp	3,875
19,137		Western New England Bancorp, Inc	211
38,890		Wintrust Financial Corp	3,385
144,782	*,e	WMIH Corp	194
21,617		WSFS Financial Corp	1,152
132,437		Zions Bancorporation	6,978
		TOTAL BANKS	1,246,363

CAPITAL GOODS - 7.2%
394,025		3M Co	77,513
93,763		A.O. Smith Corp	5,546
29,877		Aaon, Inc	993
23,226		AAR Corp	1,080
43,959		Actuant Corp (Class A)	1,290
28,754		Acuity Brands, Inc	3,332
24,758		Advanced Drainage Systems, Inc	707
110,795	*	Aecom Technology Corp	3,660
24,436	*	Aegion Corp	629
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,462
14,335	*	Aerovironment, Inc	1,024
48,271		AGCO Corp	2,931
69,836		Air Lease Corp	2,931
13,921		Aircastle Ltd	285
6,904		Alamo Group, Inc	624
21,082		Albany International Corp (Class A)	1,268
64,745		Allegion plc	5,009
4,493		Allied Motion Technologies, Inc	215
80,231		Allison Transmission Holdings, Inc	3,249
20,276		Altra Holdings, Inc	874
13,776	*	Ameresco, Inc	165
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,958	e	American Railcar Industries, Inc	$117
10,171	*	American Woodmark Corp	931
155,304		Ametek, Inc	11,207
20,270		Apogee Enterprises, Inc	976
27,154		Applied Industrial Technologies, Inc	1,905
301,530		Arconic, Inc	5,129
10,471		Argan, Inc	429
17,658	*	Armstrong Flooring, Inc	248
31,329	*	Armstrong World Industries, Inc	1,980
15,250		Astec Industries, Inc	912
15,755	*	Astronics Corp	567
23,836	*	Atkore International Group, Inc	495
35,579	*	Axon Enterprise, Inc	2,248
19,364		AZZ, Inc	841
36,264		Barnes Group, Inc	2,136
41,684	*	Beacon Roofing Supply, Inc	1,777
3,967	*,e	Blue Bird Corp	89
6,034	*,e	BlueLinx Holdings, Inc	226
47,040	*	BMC Stock Holdings, Inc	981
375,250		Boeing Co	125,900
30,438		Briggs & Stratton Corp	536
67,070	*	Builders FirstSource, Inc	1,227
66,179		BWX Technologies, Inc	4,124
14,163	e	Caesarstone Sdot-Yam Ltd	214
8,775	*	CAI International, Inc	204
41,051		Carlisle Cos, Inc	4,446
396,345		Caterpillar, Inc	53,772
22,344	*	Chart Industries, Inc	1,378
12,045		CIRCOR International, Inc	445
64,286	*	Colfax Corp	1,970
14,727		Columbus McKinnon Corp	639
24,840		Comfort Systems USA, Inc	1,138
18,016	*	Commercial Vehicle Group, Inc	132
28,296	*	Continental Building Products Inc	893
35,446		Crane Co	2,840
10,574	*	CSW Industrials, Inc	559
18,660		Cubic Corp	1,198
104,217		Cummins, Inc	13,861
31,189		Curtiss-Wright Corp	3,712
221,865		Deere & Co	31,017
9,586		DMC Global, Inc	430
81,746		Donaldson Co, Inc	3,688
16,771		Douglas Dynamics, Inc	805
105,247		Dover Corp	7,704
8,048	*	Ducommun, Inc	266
11,117	*	DXP Enterprises, Inc	425
16,954	*	Dycom Industries, Inc	1,602
3,733		Eastern Co	105
300,722		Eaton Corp	22,476
35,403		EMCOR Group, Inc	2,697
428,516		Emerson Electric Co	29,628
15,305		Encore Wire Corp	726
11,608	*,e	Energous Corp	172
24,905	*,e	Energy Recovery, Inc	201
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,570		EnerSys	$2,356
12,394	*	Engility Holdings, Inc	380
58,642	*	Enphase Energy, Inc	395
15,803		EnPro Industries, Inc	1,105
2,576		EnviroStar, Inc	104
81,459		Equifax, Inc	10,191
18,556		ESCO Technologies, Inc	1,071
18,922	*	Esterline Technologies Corp	1,396
51,314	*	Evoqua Water Technologies Corp	1,052
196,957		Fastenal Co	9,480
42,557		Federal Signal Corp	991
94,563		Flowserve Corp	3,820
101,648		Fluor Corp	4,958
206,982		Fortive Corp	15,960
99,180		Fortune Brands Home & Security, Inc	5,325
9,256	*	Foundation Building Materials, Inc	142
34,098		Franklin Electric Co, Inc	1,538
9,868		Freightcar America, Inc	166
72,418	*	Gardner Denver Holdings, Inc	2,128
30,738	*	Gates Industrial Corp plc	500
28,224	e	GATX Corp	2,095
4,980	*	Gencor Industries, Inc	80
41,949	*	Generac Holdings, Inc	2,170
175,649		General Dynamics Corp	32,743
5,888,439		General Electric Co	80,142
22,869	*	Gibraltar Industries, Inc	858
16,574		Global Brass & Copper Holdings, Inc	520
17,148	*	GMS, Inc	465
14,132		Gorman-Rupp Co	495
117,129		Graco, Inc	5,297
26,067	e	GrafTech International Ltd	469
7,763		Graham Corp	200
33,088		Granite Construction, Inc	1,842
44,924	*	Great Lakes Dredge & Dock Corp	236
19,838		Greenbrier Cos, Inc	1,046
20,793		Griffon Corp	370
23,777		H&E Equipment Services, Inc	894
79,494		Harris Corp	11,490
59,172	*	Harsco Corp	1,308
26,381	*	HC2 Holdings, Inc	154
131,941	*	HD Supply Holdings, Inc	5,659
26,390		HEICO Corp	1,925
54,544		HEICO Corp (Class A)	3,324
17,889	*	Herc Holdings, Inc	1,008
57,257		Hexcel Corp	3,801
44,280		Hillenbrand, Inc	2,088
509,131		Honeywell International, Inc	73,340
38,998		Hubbell, Inc	4,124
30,695		Huntington Ingalls	6,654
4,796		Hurco Cos, Inc	215
7,224		Hyster-Yale Materials Handling, Inc	464
49,969		IDEX Corp	6,820
5,334	*	IES Holdings, Inc	89
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

230,495		Illinois Tool Works, Inc	$31,933
172,194		Ingersoll-Rand plc	15,451
13,472		Insteel Industries, Inc	450
62,449		ITT, Inc	3,264
85,068		Jacobs Engineering Group, Inc	5,401
47,393	*	JELD-WEN Holding, Inc	1,355
22,550		John Bean Technologies Corp	2,005
630,904		Johnson Controls International plc	21,104
8,084		Kadant, Inc	777
17,941		Kaman Corp	1,250
104,383		KBR, Inc	1,871
56,290		Kennametal, Inc	2,021
35,741	*,e	KEYW Holding Corp, The	312
37,311	*	KLX, Inc	2,683
50,983	*,e	Kratos Defense & Security Solutions, Inc	587
52,610		L3 Technologies, Inc	10,118
4,456	*	Lawson Products, Inc	108
5,677	*	LB Foster Co (Class A)	130
25,151		Lennox International, Inc	5,034
42,666		Lincoln Electric Holdings, Inc	3,744
7,273		Lindsay Corp	705
168,960		Lockheed Martin Corp	49,916
12,223	*	Lydall, Inc	534
22,630	*	Manitowoc Co, Inc	585
215,988		Masco Corp	8,082
18,516	*	Masonite International Corp	1,330
48,078	*	Mastec, Inc	2,440
38,365		Maxar Technologies Ltd	1,938
33,690	*	Mercury Systems, Inc	1,282
60,412	*	Meritor, Inc	1,243
35,939	*,e	Middleby Corp	3,753
31,692	*	Milacron Holdings Corp	600
7,280		Miller Industries, Inc	186
22,998		Moog, Inc (Class A)	1,793
64,419	*	MRC Global, Inc	1,396
31,901		MSC Industrial Direct Co (Class A)	2,707
40,743		Mueller Industries, Inc	1,202
104,855		Mueller Water Products, Inc (Class A)	1,229
10,993	*	MYR Group, Inc	390
3,534	e	National Presto Industries, Inc	438
35,673	*	Navistar International Corp	1,453
29,151	*	NCI Building Systems, Inc	612
18,421	*	Nexeo Solutions, Inc	168
19,066		NN, Inc	360
37,392		Nordson Corp	4,802
110,819		Northrop Grumman Corp	34,099
6,891	*	Northwest Pipe Co	133
78,206	*,e	NOW, Inc	1,042
5,211	*	NV5 Holdings, Inc	361
110,096	*	nVent Electric plc	2,763
2,354		Omega Flex, Inc	186
19,593	*	Orion Marine Group, Inc	162
53,964		Oshkosh Truck Corp	3,795
74,736		Owens Corning, Inc	4,736
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

234,282		PACCAR, Inc	$14,516
91,690		Parker-Hannifin Corp	14,290
17,097	*	Patrick Industries, Inc	972
110,096		Pentair plc	4,633
36,380	*	PGT, Inc	759
159,236	*,e	Plug Power, Inc	322
7,077		Powell Industries, Inc	246
1,801		Preformed Line Products Co	160
28,783		Primoris Services Corp	784
18,284	*	Proto Labs, Inc	2,175
25,291		Quanex Building Products Corp	454
106,691	*	Quanta Services, Inc	3,563
25,955		Raven Industries, Inc	998
196,134		Raytheon Co	37,889
16,634	*	RBC Bearings, Inc	2,143
32,248		Regal-Beloit Corp	2,638
8,757	e	REV Group, Inc	149
75,228	*	Rexnord Corp	2,186
85,406		Rockwell Automation, Inc	14,197
111,857		Rockwell Collins, Inc	15,065
68,307		Roper Industries, Inc	18,847
4,597	*	Rush Enterprises, Inc	202
21,510	*	Rush Enterprises, Inc (Class A)	933
112,005	*	Sensata Technologies Holding plc	5,329
29,530		Simpson Manufacturing Co, Inc	1,836
24,415	*	SiteOne Landscape Supply, Inc	2,050
37,636		Snap-On, Inc	6,049
7,959	*	Sparton Corp	151
80,000		Spirit Aerosystems Holdings, Inc (Class A)	6,873
30,406	*	SPX Corp	1,066
29,148	*	SPX FLOW, Inc	1,276
8,333		Standex International Corp	852
103,756		Stanley Works	13,780
18,886	*	Sterling Construction Co, Inc	246
16,194		Sun Hydraulics Corp	780
60,603	*	Sunrun, Inc	797
25,120	*	Teledyne Technologies, Inc	5,000
12,744		Tennant Co	1,007
54,792		Terex Corp	2,312
18,852	*	Textainer Group Holdings Ltd	300
174,867		Textron, Inc	11,525
24,419	*	Thermon Group Holdings	558
50,165		Timken Co	2,185
33,155		Titan International, Inc	356
11,613	*	Titan Machinery, Inc	181
65,756		Toro Co	3,962
7,431	*	TPI Composites, Inc	217
32,971		TransDigm Group, Inc	11,380
40,670	*	Trex Co, Inc	2,546
34,233	*	Trimas Corp	1,006
108,898		Trinity Industries, Inc	3,731
30,588		Triton International Ltd	938
32,779		Triumph Group, Inc	642
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,269	*	Tutor Perini Corp	$503
6,567	*	Twin Disc, Inc	163
58,124	*	United Rentals, Inc	8,580
512,615		United Technologies Corp	64,092
74,230	*	Univar, Inc	1,948
44,298		Universal Forest Products, Inc	1,622
51,264	*	USG Corp	2,210
15,302		Valmont Industries, Inc	2,307
7,860	*	Vectrus, Inc	242
7,828	*	Veritiv Corp	312
12,845	*	Vicor Corp	559
31,005		W.W. Grainger, Inc	9,562
42,603		Wabash National Corp	795
36,503	*	WABCO Holdings, Inc	4,272
60,858		Wabtec Corp	5,999
21,705		Watsco, Inc	3,870
18,825		Watts Water Technologies, Inc (Class A)	1,476
88,290	*	Welbilt, Inc	1,970
39,330	*	Wesco Aircraft Holdings, Inc	442
34,751	*	WESCO International, Inc	1,984
3,392	*	Willis Lease Finance Corp	107
22,097	*	Willscot Corp	327
37,561		Woodward Governor Co	2,887
121,024		Xylem, Inc	8,155
		TOTAL CAPITAL GOODS	1,382,009

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,285		ABM Industries, Inc	1,176
37,820	*	Acacia Research (Acacia Technologies)	157
77,675		ACCO Brands Corp	1,076
72,860	e	ADT, Inc	630
49,123	*	Advanced Disposal Services, Inc	1,217
5,145		Barrett Business Services, Inc	497
4,266		BG Staffing, Inc	99
33,472		Brady Corp (Class A)	1,290
33,001		Brink’s Co	2,632
29,675	*	Casella Waste Systems, Inc (Class A)	760
35,493	*	CBIZ, Inc	816
18,496		Ceco Environmental Corp	114
14,958	*	Cimpress NV	2,168
57,986		Cintas Corp	10,732
38,542	*	Clean Harbors, Inc	2,141
138,147	*	Copart, Inc	7,814
23,688	*	CoStar Group, Inc	9,774
84,474		Covanta Holding Corp	1,394
7,013		CRA International, Inc	357
27,694		Deluxe Corp	1,834
25,970		Dun & Bradstreet Corp	3,185
107,512	*,†,m	Dyax Corp	119
20,052		Ennis, Inc	408
28,344		Essendant, Inc	375
36,012		Exponent, Inc	1,739
7,582		Forrester Research, Inc	318
7,620	*	Franklin Covey Co	187
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,416	*	FTI Consulting, Inc	$1,537
9,864	*	GP Strategies Corp	174
49,914	e	Healthcare Services Group	2,156
14,300		Heidrick & Struggles International, Inc	501
8,893	*	Heritage-Crystal Clean, Inc	179
43,782		Herman Miller, Inc	1,484
25,556	*	Hill International, Inc	151
31,637		HNI Corp	1,177
15,850	*	Huron Consulting Group, Inc	648
13,124		ICF International, Inc	933
258,425	*	IHS Markit Ltd	13,332
32,837	*	Innerworkings, Inc	285
25,976		Insperity, Inc	2,474
44,581		Interface, Inc	1,023
88,200		KAR Auction Services, Inc	4,833
20,372		Kelly Services, Inc (Class A)	457
18,302		Kforce, Inc	628
25,171		Kimball International, Inc (Class B)	407
35,963		Knoll, Inc	748
37,013		Korn/Ferry International	2,292
23,849		LSC Communications, Inc	374
43,803		Manpower, Inc	3,770
22,585		Matthews International Corp (Class A)	1,328
17,061		McGrath RentCorp	1,080
80,085	*,†,m	Media General, Inc	0
13,300	*	Mistras Group, Inc	251
31,645		Mobile Mini, Inc	1,484
24,011		MSA Safety, Inc	2,313
9,774		Multi-Color Corp	632
33,798	*	Navigant Consulting, Inc	748
243,950		Nielsen NV	7,545
4,961	*	NL Industries, Inc	43
36,708	*	On Assignment, Inc	2,870
133,127		Pitney Bowes, Inc	1,141
21,796		Quad Graphics, Inc	454
149,406		Republic Services, Inc	10,213
20,546		Resources Connection, Inc	347
79,304		Robert Half International, Inc	5,163
66,866		Rollins, Inc	3,516
51,083		RR Donnelley & Sons Co	294
12,140	*	SP Plus Corp	452
61,807		Steelcase, Inc (Class A)	834
60,073	*	Stericycle, Inc	3,922
20,907	*,e	Team, Inc	483
41,281		Tetra Tech, Inc	2,415
124,580		TransUnion	8,925
30,336	*	TriNet Group, Inc	1,697
30,958	*	TrueBlue, Inc	834
11,006		Unifirst Corp	1,947
16,280		US Ecology, Inc	1,037
109,441	*	Verisk Analytics, Inc	11,780
15,178		Viad Corp	824
5,586		VSE Corp	267
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,743	*	WageWorks, Inc	$1,337
294,394		Waste Management, Inc	23,946
5,398	*	Willdan Group, Inc	167
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	192,861

CONSUMER DURABLES & APPAREL - 1.4%
15,286		Acushnet Holdings Corp	374
39,523	*	American Outdoor Brands Corp	475
7,681		Bassett Furniture Industries, Inc	212
21,459	*	Beazer Homes USA, Inc	317
54,098		Brunswick Corp	3,488
69,841		Callaway Golf Co	1,325
33,604		Carter’s, Inc	3,642
6,102	*	Cavco Industries, Inc	1,267
13,611	*	Century Communities, Inc	429
14,228	*	Clarus Corp	117
19,279		Columbia Sportswear Co	1,763
45,716	*	CROCS, Inc	805
6,895		Culp, Inc	169
22,861	*	Deckers Outdoor Corp	2,581
235,652		DR Horton, Inc	9,662
7,865		Escalade, Inc	111
18,783		Ethan Allen Interiors, Inc	460
5,531		Flexsteel Industries, Inc	221
31,215	*,e	Fossil Group, Inc	839
77,803		Garmin Ltd	4,746
30,360	*	G-III Apparel Group Ltd	1,348
74,136	*,e	GoPro, Inc	477
16,535	*	Green Brick Partners, Inc	162
6,360		Hamilton Beach Brands Holding Co	185
244,655	e	Hanesbrands, Inc	5,387
74,516		Hasbro, Inc	6,879
19,658	*	Helen of Troy Ltd	1,935
7,913		Hooker Furniture Corp	371
93,175	*	Hovnanian Enterprises, Inc (Class A)	152
13,822	*	Installed Building Products Inc	782
18,443	*,e	iRobot Corp	1,397
3,583		Johnson Outdoors, Inc	303
60,650		KB Home	1,652
36,137		La-Z-Boy, Inc	1,106
94,275		Leggett & Platt, Inc	4,208
11,279		Lennar Corp (B Shares)	482
192,669		Lennar Corp (Class A)	10,115
12,635	*,e	LGI Homes, Inc	729
7,210		Lifetime Brands, Inc	91
66,891	*	Lululemon Athletica, Inc	8,351
16,714	*	M/I Homes, Inc	443
13,092	*	Malibu Boats Inc	549
8,407		Marine Products Corp	150
246,470	e	Mattel, Inc	4,047
13,690	*	MCBC Holdings, Inc	396
30,270		MDC Holdings, Inc	931
26,198	*	Meritage Homes Corp	1,151
99,912	*	Michael Kors Holdings Ltd	6,654
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,399	*	Mohawk Industries, Inc	$9,085
11,320		Movado Group, Inc	547
3,180		Nacco Industries, Inc (Class A)	107
22,756	*	Nautilus, Inc	357
6,504	*	New Home Co Inc	65
307,811		Newell Rubbermaid, Inc	7,938
857,067		Nike, Inc (Class B)	68,291
2,226	*	NVR, Inc	6,612
11,750		Oxford Industries, Inc	975
8,860	*	Perry Ellis International, Inc	241
38,838		Polaris Industries, Inc	4,745
24,507		Pool Corp	3,713
177,549		Pulte Homes, Inc	5,105
52,136		PVH Corp	7,806
35,853		Ralph Lauren Corp	4,507
29,377	*,e	Roku, Inc	1,252
79,579	*	Skechers U.S.A., Inc (Class A)	2,388
4,660		Skyline Corp	163
40,349		Steven Madden Ltd	2,143
12,383	e	Sturm Ruger & Co, Inc	693
5,163		Superior Uniform Group, Inc	107
191,265		Tapestry, Inc	8,934
76,342	*	Taylor Morrison Home Corp	1,586
33,646	*,e	Tempur Sealy International, Inc	1,617
96,054		Toll Brothers, Inc	3,553
26,487	*	TopBuild Corp	2,075
102,085	*	TRI Pointe Homes, Inc	1,670
28,980		Tupperware Corp	1,195
135,169	*,e	Under Armour, Inc	2,849
134,677	*,e	Under Armour, Inc (Class A)	3,028
10,905	*	Unifi, Inc	346
10,485	*	Universal Electronics, Inc	347
16,444	*	Vera Bradley, Inc	231
223,915		VF Corp	18,254
41,550	*	Vista Outdoor, Inc	644
5,214		Weyco Group, Inc	190
46,479		Whirlpool Corp	6,797
17,713	*	William Lyon Homes, Inc	411
67,978		Wolverine World Wide, Inc	2,364
21,026	*	Zagg, Inc	364
		TOTAL CONSUMER DURABLES & APPAREL	276,731

CONSUMER SERVICES - 2.2%
44,790	*	Adtalem Global Education, Inc	2,154
12,233	*	American Public Education, Inc	515
162,451		ARAMARK Holdings Corp	6,027
44,487		BBX Capital Corp	402
64,026	*	Belmond Ltd.	714
76	*	Biglari Holdings, Inc (A Shares)	72
769	*	Biglari Holdings, Inc (B Shares)	141
15,173		BJ’s Restaurants, Inc	910
44,145		Bloomin’ Brands, Inc	887
12,424	*	Bojangles’, Inc	179
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,116		Boyd Gaming Corp	$2,118
36,213	*	Bright Horizons Family Solutions	3,713
34,614	e	Brinker International, Inc	1,648
404,805	*	Caesars Entertainment Corp	4,331
8,227	*	Cambium Learning Group, Inc	92
8,534		Capella Education Co	842
46,334	*	Career Education Corp	749
276,892		Carnival Corp	15,869
11,838		Carriage Services, Inc	291
27,792	*	Carrols Restaurant Group, Inc	413
16,727	*	Century Casinos, Inc	146
31,824	e	Cheesecake Factory	1,752
60,816	*	Chegg, Inc	1,690
16,294	*	Chipotle Mexican Grill, Inc (Class A)	7,029
24,500		Choice Hotels International, Inc	1,852
7,983		Churchill Downs, Inc	2,367
12,474	*	Chuy’s Holdings, Inc	383
13,430	e	Cracker Barrel Old Country Store, Inc	2,098
82,979		Darden Restaurants, Inc	8,884
30,312	*	Dave & Buster’s Entertainment, Inc	1,443
17,725	*	Del Frisco’s Restaurant Group, Inc	223
23,487	*	Del Taco Restaurants, Inc	333
41,277	*	Denny’s Corp	658
10,362		DineEquity, Inc	775
28,536		Domino’s Pizza, Inc	8,052
43,999	*	Drive Shack, Inc	340
58,182	e	Dunkin Brands Group, Inc	4,019
14,501	*	El Pollo Loco Holdings, Inc	165
44,594	*,e	Eldorado Resorts, Inc	1,744
2,242	*,e	Empire Resorts, Inc	44
117,907		Extended Stay America, Inc	2,548
20,469	*	Fiesta Restaurant Group, Inc	587
7,389	*,e	Golden Entertainment, Inc	199
2,966		Graham Holdings Co	1,738
32,189	*	Grand Canyon Education, Inc	3,593
129,519		H&R Block, Inc	2,950
14,706	*	Habit Restaurants, Inc	147
65,914	*	Hilton Grand Vacations, Inc	2,287
191,164		Hilton Worldwide Holdings, Inc	15,133
76,812	*	Houghton Mifflin Harcourt Co	588
32,335		Hyatt Hotels Corp	2,495
76,966		ILG, Inc	2,542
76,027		International Game Technology plc	1,767
18,045		International Speedway Corp (Class A)	807
10,324	*	J Alexander’s Holdings, Inc	115
21,801		Jack in the Box, Inc	1,856
26,055	*	K12, Inc	427
245,339		Las Vegas Sands Corp	18,734
26,148	*	Laureate Education, Inc	375
10,890	*	Lindblad Expeditions Holdings, Inc	144
199,968		Marriott International, Inc (Class A)	25,316
15,948	e	Marriott Vacations Worldwide Corp	1,801
536,924		McDonald’s Corp	84,131
350,417		MGM Resorts International	10,173
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,140	*	Monarch Casino & Resort, Inc	$314
2,378		Nathan’s Famous, Inc	224
8,091	*,e	Noodles & Co	100
139,835	*	Norwegian Cruise Line Holdings Ltd	6,607
18,811	e	Papa John’s International, Inc	954
60,160	*	Penn National Gaming, Inc	2,021
38,765	*	Pinnacle Entertainment, Inc	1,308
60,595		Planet Fitness, Inc	2,663
10,854	*	PlayAGS, Inc	294
16,455	*	Potbelly Corp	213
6,547		RCI Hospitality Holdings, Inc	207
11,433	*	Red Lion Hotels Corp	133
9,211	*	Red Robin Gourmet Burgers, Inc	429
48,687		Red Rock Resorts, Inc	1,631
27,109	*	Regis Corp	448
115,126		Royal Caribbean Cruises Ltd	11,927
21,790		Ruth’s Chris Steak House, Inc	611
37,197	*	Scientific Games Corp (Class A)	1,828
51,334	*,e	SeaWorld Entertainment, Inc	1,120
120,571		Service Corp International	4,315
86,396	*	ServiceMaster Global Holdings, Inc	5,138
15,620	*,e	Shake Shack, Inc	1,034
48,601	e	Six Flags Entertainment Corp	3,404
29,466	e	Sonic Corp	1,014
27,603	*	Sotheby’s (Class A)	1,500
9,984		Speedway Motorsports, Inc	173
917,676		Starbucks Corp	44,828
7,659		Strayer Education, Inc	866
48,860		Texas Roadhouse, Inc (Class A)	3,201
28,261		Vail Resorts, Inc	7,749
26,120	*	Weight Watchers International, Inc	2,641
134,006		Wendy’s	2,302
21,048		Wingstop, Inc	1,097
68,964		Wyndham Hotels & Resorts, Inc	4,057
68,964		Wyndham Worldwide Corp	3,053
70,123		Wynn Resorts Ltd	11,734
252,546		Yum China Holdings, Inc	9,713
220,900		Yum! Brands, Inc	17,279
14,098	*,e	Zoe’s Kitchen, Inc	138
		TOTAL CONSUMER SERVICES	424,785

DIVERSIFIED FINANCIALS - 3.8%
38,253		Affiliated Managers Group, Inc	5,687
21,134		AG Mortgage Investment Trust	397
286,789		AGNC Investment Corp	5,331
293,945		Ally Financial, Inc	7,722
484,126		American Express Co	47,444
98,617		Ameriprise Financial, Inc	13,795
751,693		Annaly Capital Management, Inc	7,735
70,479		Anworth Mortgage Asset Corp	350
83,587		Apollo Commercial Real Estate Finance, Inc	1,528
35,777	e	Arbor Realty Trust, Inc	373
22,112		Ares Commercial Real Estate Corp	305
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,506	e	Arlington Asset Investment Corp (Class A)	$170
26,163	*	ARMOUR Residential REIT, Inc	597
32,135		Artisan Partners Asset Management, Inc	969
4,316	e	Associated Capital Group, Inc	164
93,280	*	AXA Equitable Holdings, Inc	1,923
10,240		B. Riley Financial, Inc	231
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	528
638,417		Bank of New York Mellon Corp	34,430
166,153		BGC Partners, Inc (Class A)	1,881
84,112		BlackRock, Inc	41,975
69,305	e	Blackstone Mortgage Trust, Inc	2,178
48,331	*	Cannae Holdings, Inc	897
331,334		Capital One Financial Corp	30,450
71,072		Capstead Mortgage Corp	636
79,012		CBOE Holdings, Inc	8,223
820,343		Charles Schwab Corp	41,920
7,318		Cherry Hill Mortgage Investment Corp	131
126,276		Chimera Investment Corp	2,308
230,638		CME Group, Inc	37,806
15,440		Cohen & Steers, Inc	644
56,629	e	Colony Credit Real Estate, Inc	1,174
18,127	*,e	Cowen Group, Inc	251
8,085	*,e	Credit Acceptance Corp	2,857
105,067		CYS Investments, Inc	788
2,179		Diamond Hill Investment Group, Inc	424
237,721		Discover Financial Services	16,738
19,156	*	Donnelley Financial Solutions, Inc	333
33,323		Dynex Capital, Inc	218
180,320	*	E*TRADE Financial Corp	11,028
78,977		Eaton Vance Corp	4,122
11,344	*,e	Elevate Credit, Inc	96
17,368	*,e	Encore Capital Group, Inc	636
23,911	*	Enova International, Inc	874
29,096		Evercore Partners, Inc (Class A)	3,068
22,197		Exantas Capital Corp	226
38,445	*	Ezcorp, Inc (Class A)	463
27,381		Factset Research Systems, Inc	5,424
68,886		Federated Investors, Inc (Class B)	1,606
96,122	*	FGL Holdings	806
42,264		Financial Engines, Inc	1,898
30,190		FirstCash, Inc	2,713
216,162		Franklin Resources, Inc	6,928
23,847	e	Gain Capital Holdings, Inc	180
4,049		GAMCO Investors, Inc (Class A)	108
242,575		Goldman Sachs Group, Inc	53,505
31,227		Granite Point Mortgage Trust, Inc	573
8,938		Great Ajax Corp	117
33,057	*	Green Dot Corp	2,426
19,893	e	Greenhill & Co, Inc	565
10,099		Hamilton Lane, Inc	484
15,460		Houlihan Lokey, Inc	792
47,028		Interactive Brokers Group, Inc (Class A)	3,029
392,546		IntercontinentalExchange Group, Inc	28,872
11,369	*	INTL FCStone, Inc	588
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

270,619		Invesco Ltd	$7,188
81,478		Invesco Mortgage Capital, Inc	1,296
24,759		Investment Technology Group, Inc	518
211,642		Jefferies Financial Group, Inc	4,813
7,773	e	KKR Real Estate Finance Trust, Inc	154
49,496		Ladder Capital Corp	773
73,441		Ladenburg Thalmann Financial Services, Inc	250
76,930		Lazard Ltd (Class A)	3,763
62,850		Legg Mason, Inc	2,183
214,482	*	LendingClub Corp	813
63,483		LPL Financial Holdings, Inc	4,161
23,522		MarketAxess Holdings, Inc	4,654
6,533		Marlin Business Services Corp	195
270,747		MFA Mortgage Investments, Inc	2,052
26,390		Moelis & Co	1,548
112,759		Moody’s Corp	19,232
852,319		Morgan Stanley	40,400
13,834		Morningstar, Inc	1,774
60,080		MSCI, Inc (Class A)	9,939
34,047		MTGE Investment Corp	667
81,850		NASDAQ OMX Group, Inc	7,470
166,451		Navient Corp	2,169
14,990		Nelnet, Inc (Class A)	876
213,603		New Residential Investment Corp	3,736
75,449	e	New York Mortgage Trust, Inc	453
22,218	*,†,m	NewStar Financial, Inc	11
144,365		Northern Trust Corp	14,854
40,173		OM Asset Management plc	573
36,046	*	On Deck Capital, Inc	252
51,991	*	OneMain Holdings, Inc	1,731
7,363		Oppenheimer Holdings, Inc	206
23,694	e	Orchid Island Capital, Inc	178
47,765		PennyMac Mortgage Investment Trust	907
17,372		Pico Holdings, Inc	202
10,272		Piper Jaffray Cos	789
13,025		PJT Partners, Inc	695
33,753	*,e	PRA Group, Inc	1,301
9,591		Pzena Investment Management, Inc (Class A)	88
86,900		Raymond James Financial, Inc	7,765
49,700		Redwood Trust, Inc	819
8,577	*	Regional Management Corp	300
171,578		S&P Global, Inc	34,983
16,951	*	Safeguard Scientifics, Inc	217
78,809		Santander Consumer USA Holdings, Inc	1,504
87,401		SEI Investments Co	5,464
5,338		Silvercrest Asset Management Group, Inc	87
313,613	*	SLM Corp	3,591
247,347		State Street Corp	23,026
47,909		Stifel Financial Corp	2,503
525,664		Synchrony Financial	17,547
159,466		T Rowe Price Group, Inc	18,512
192,271		TD Ameritrade Holding Corp	10,531
7,897		TPG RE Finance Trust, Inc	160
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

118,321		Two Harbors Investment Corp	$1,869
18,355		Virtu Financial, Inc	487
4,800		Virtus Investment Partners, Inc	614
115,069		Voya Financial, Inc	5,408
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,051
28,538		Western Asset Mortgage Capital Corp	297
5,409		Westwood Holdings Group, Inc	322
84,317		WisdomTree Investments, Inc	766
4,248	*	World Acceptance Corp	472
10,497		ZAIS Financial Corp	171
		TOTAL DIVERSIFIED FINANCIALS	733,968

ENERGY - 6.0%
109,725	*	Abraxas Petroleum Corp	317
1,730		Adams Resources & Energy, Inc	74
64,681	*	Alta Mesa Resources, Inc	440
351,568		Anadarko Petroleum Corp	25,752
96,133		Andeavor	12,611
164,227	*	Antero Resources Corp	3,506
260,509		Apache Corp	12,179
52,623	*	Apergy Corp	2,197
28,129	*,e	Approach Resources, Inc	69
9,586		Arch Coal, Inc	752
85,865		Archrock, Inc	1,030
20,832	*	Ardmore Shipping Corp	171
286,729		Baker Hughes a GE Co	9,471
12,272	*	Basic Energy Services, Inc	136
14,562	*	Bonanza Creek Energy, Inc	551
26,221	e	Bristow Group, Inc	370
33,520	*	C&J Energy Services, Inc	791
307,488		Cabot Oil & Gas Corp	7,318
16,011	*	Cactus, Inc	541
30,573	*,e	California Resources Corp	1,389
145,414	*	Callon Petroleum Co	1,562
15,028	*,e	CARBO Ceramics, Inc	138
45,074	*	Carrizo Oil & Gas, Inc	1,255
124,454	*	Centennial Resource Development, Inc	2,248
137,649	*	Cheniere Energy, Inc	8,973
612,722	*,e	Chesapeake Energy Corp	3,211
1,301,029		Chevron Corp	164,489
61,229		Cimarex Energy Co	6,229
96,211	*	Clean Energy Fuels Corp	355
54,879	*	Cloud Peak Energy, Inc	192
165,329	*	CNX Resources Corp	2,940
102,349	*	Concho Resources, Inc	14,160
799,787		ConocoPhillips	55,681
20,666	*	CONSOL Energy, Inc	793
64,271	*	Continental Resources, Inc	4,162
22,043	*,e	Covia Holdings Corp	409
11,149	e	CVR Energy, Inc	412
56,457		Delek US Holdings, Inc	2,832
280,409	*	Denbury Resources, Inc	1,349
356,557		Devon Energy Corp	15,674
55,111		DHT Holdings, Inc	258
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,317	*,e	Diamond Offshore Drilling, Inc	$799
67,074		Diamondback Energy, Inc	8,825
20,589	*	Dorian LPG Ltd	157
27,635	*	Dril-Quip, Inc	1,420
7,121	*	Earthstone Energy, Inc	63
61,180	*	Eclipse Resources Corp	98
59,603	*	Energen Corp	4,340
21,016	*	Energy XXI Gulf Coast, Inc	186
394,823		EOG Resources, Inc	49,128
28,367	*,e	EP Energy Corp	85
180,649		EQT Corp	9,968
14,364	*	Era Group, Inc	186
17,517		Evolution Petroleum Corp	173
23,313	*	Exterran Corp	584
87,596	*,e	Extraction Oil & Gas, Inc	1,287
2,894,193	d	Exxon Mobil Corp	239,437
49,153	*	Forum Energy Technologies, Inc	607
36,662	e	Frank’s International NV	286
52,498	e	Frontline Ltd	307
15,611	*	FTS International, Inc	222
32,033		GasLog Ltd	612
69,477	e	Golar LNG Ltd	2,047
26,945		Green Plains Renewable Energy, Inc	493
109,431	*	Gulfport Energy Corp	1,376
42,984	*,e	Halcon Resources Corp	189
10,340		Hallador Energy Co	74
593,991		Halliburton Co	26,765
100,808	*	Helix Energy Solutions Group, Inc	840
76,890		Helmerich & Payne, Inc	4,903
180,836		Hess Corp	12,096
21,135	*	HighPoint Resources Corp	128
110,468		HollyFrontier Corp	7,559
23,510	*	Independence Contract Drilling, Inc	97
20,967	*	International Seaways, Inc	485
7,203	*	ION Geophysical Corp	175
823	*	Isramco, Inc	101
22,747	*,e	Jagged Peak Energy, Inc	296
22,628	*	Keane Group, Inc	309
7,122	*	Key Energy Services, Inc	116
1,295,459		Kinder Morgan, Inc	22,891
139,280	*	Kosmos Energy LLC	1,152
117,588	*	Laredo Petroleum Holdings, Inc	1,131
9,873	*,e	Liberty Oilfield Services, Inc	185
29,366	*,e	Lilis Energy, Inc	153
5,616	*,e	Mammoth Energy Services, Inc	191
580,770		Marathon Oil Corp	12,115
312,500		Marathon Petroleum Corp	21,925
64,577	*	Matador Resources Co	1,941
19,934	*	Matrix Service Co	366
126,473	*	McDermott International, Inc	2,485
7,581	*	Midstates Petroleum Co, Inc	103
114,242	e	Murphy Oil Corp	3,858
203,104		Nabors Industries Ltd	1,302
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

256,371		National Oilwell Varco, Inc	$11,127
9,713	*	Natural Gas Services Group, Inc	229
7,613	*,e	NCS Multistage Holdings, Inc	111
144,456	*	Newfield Exploration Co	4,370
63,344	*	Newpark Resources, Inc	687
5,415	*	Nine Energy Service, Inc	179
165,932	*	Noble Corp plc	1,050
330,855		Noble Energy, Inc	11,673
68,002	e	Nordic American Tanker Shipping	182
73,198	*	Northern Oil And Gas, Inc	231
170,623	*	Oasis Petroleum, Inc	2,213
524,470		Occidental Petroleum Corp	43,888
37,005	*,e	Ocean Rig UDW, Inc	1,091
71,446		Oceaneering International, Inc	1,819
38,178	*	Oil States International, Inc	1,226
279,417		Oneok, Inc	19,512
26,237	*	Overseas Shipholding Group, Inc	102
10,734		Panhandle Oil and Gas, Inc (Class A)	205
23,180	*	Par Pacific Holdings, Inc	403
167,421	*	Parsley Energy, Inc	5,070
150,779		Patterson-UTI Energy, Inc	2,714
78,916		PBF Energy, Inc	3,309
47,717	*	PDC Energy, Inc	2,884
54,624		Peabody Energy Corp	2,484
10,090	*	Penn Virginia Corp	857
9,723	*	PHI, Inc	99
287,074		Phillips 66	32,241
42,944	*	Pioneer Energy Services Corp	251
115,598		Pioneer Natural Resources Co	21,876
48,018	*	ProPetro Holding Corp	753
173,948	*	Questar Market Resources, Inc	2,133
139,657		Range Resources Corp	2,336
27,182	*,e	Renewable Energy Group, Inc	485
15,559	*,e	Resolute Energy Corp	485
4,186	*	Rex American Resources Corp	339
9,601	*	RigNet, Inc	99
32,471	*	Ring Energy, Inc	410
83,867	*	Rowan Cos plc	1,360
42,512	e	RPC, Inc	619
95,255	*	RSP Permian, Inc	4,193
31,286	*,e	Sanchez Energy Corp	141
24,071	*	SandRidge Energy, Inc	427
946,808		Schlumberger Ltd	63,465
121,758		Scorpio Tankers, Inc	342
11,768	*	SEACOR Holdings, Inc	674
11,831	*	SEACOR Marine Holdings, Inc	273
6,869	*	Select Energy Services, Inc	100
48,551		SemGroup Corp	1,233
45,041	e	Ship Finance International Ltd	673
4,694	*	SilverBow Resources, Inc	136
80,594		SM Energy Co	2,070
12,316	*,e	Smart Sand, Inc	65
6,855	*	Solaris Oilfield Infrastructure, Inc	98
398,926	*	Southwestern Energy Co	2,114
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

143,792	*	SRC Energy, Inc	$1,585
111,107	*	Superior Energy Services	1,082
13,911	*	Talos Energy, Inc	447
141,390		Targa Resources Investments, Inc	6,997
36,192	e	Teekay Corp	280
85,424	e	Teekay Tankers Ltd (Class A)	100
39,279	*,e	Tellurian, Inc	327
32,701	*	Tetra Technologies, Inc	146
16,234	*	Tidewater, Inc	470
283,324	*	Transocean Ltd (NYSE)	3,808
36,980	*	Unit Corp	945
95,169	*,e	Uranium Energy Corp	153
58,687	e	US Silica Holdings Inc	1,508
293,947		Valero Energy Corp	32,578
14,396	*	W&T Offshore, Inc	103
643,511	*,e	Weatherford International Ltd	2,117
65,205	*	Whiting Petroleum Corp	3,438
13,341	*	WildHorse Resource Development Corp	338
565,594		Williams Cos, Inc	15,333
49,281		World Fuel Services Corp	1,006
284,313	*	WPX Energy, Inc	5,126
		TOTAL ENERGY	1,148,597

FOOD & STAPLES RETAILING - 0.9%
19,849		Andersons, Inc	679
22,168		Casey’s General Stores, Inc	2,329
14,374	*	Chefs’ Warehouse Holdings, Inc	410
10,217		Ingles Markets, Inc (Class A)	325
580,521		Kroger Co	16,516
6,410	*,e	Natural Grocers by Vitamin C	82
70,016	*	Performance Food Group Co	2,569
14,866		Pricesmart, Inc	1,345
763,555	*,e	Rite Aid Corp	1,321
17,661	*	Smart & Final Stores, Inc	98
27,344		Spartan Stores, Inc	698
72,919	*	Sprouts Farmers Market, Inc	1,609
27,415	*	SUPERVALU, Inc	562
328,095		Sysco Corp	22,406
36,929	*	United Natural Foods, Inc	1,575
144,258	*	US Foods Holding Corp	5,456
4,843		Village Super Market (Class A)	143
577,866		Walgreens Boots Alliance, Inc	34,681
974,611		Walmart, Inc	83,475
4,684		Weis Markets, Inc	250
		TOTAL FOOD & STAPLES RETAILING	176,529

FOOD, BEVERAGE & TOBACCO - 3.9%
78,794	*,e	22nd Century Group, Inc	194
2,319		Alico, Inc	73
1,293,376		Altria Group, Inc	73,451
382,570		Archer Daniels Midland Co	17,533
48,393	e	B&G Foods, Inc (Class A)	1,447
5,887	*	Boston Beer Co, Inc (Class A)	1,764
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,532		Brown-Forman Corp	$1,883
192,742		Brown-Forman Corp (Class B)	9,446
92,994		Bunge Ltd	6,483
11,455	e	Calavo Growers, Inc	1,101
22,629	*	Cal-Maine Foods, Inc	1,038
128,062	e	Campbell Soup Co	5,192
61,868	*,e	Castle Brands, Inc	74
3,092		Coca-Cola Bottling Co Consolidated	418
2,613,553		Coca-Cola Co	114,631
261,189		ConAgra Foods, Inc	9,332
107,152		Constellation Brands, Inc (Class A)	23,452
299,217		Costco Wholesale Corp	62,530
7,653	*	Craft Brewers Alliance, Inc	158
118,243	*	Darling International, Inc	2,351
65,223		Dean Foods Co	685
121,446	*	Dr Pepper Snapple Group, Inc	14,816
5,320	*	Farmer Bros Co	163
122,146		Flowers Foods, Inc	2,544
20,613		Fresh Del Monte Produce, Inc	918
15,781	*	Freshpet, Inc	433
404,401		General Mills, Inc	17,899
73,323	*	Hain Celestial Group, Inc	2,185
95,764		Hershey Co	8,912
177,534	e	Hormel Foods Corp	6,606
57,996	*	Hostess Brands, Inc	789
46,997		Ingredion, Inc	5,203
10,369		J&J Snack Foods Corp	1,581
78,341		J.M. Smucker Co	8,420
5,780		John B. Sanfilippo & Son, Inc	430
169,417		Kellogg Co	11,837
413,294		Kraft Heinz Co	25,963
99,893		Lamb Weston Holdings, Inc	6,844
13,060		Lancaster Colony Corp	1,808
19,323	*	Landec Corp	288
8,386		Limoneira Co	206
81,380		McCormick & Co, Inc	9,447
9,193		MGP Ingredients, Inc	816
118,394		Molson Coors Brewing Co (Class B)	8,056
984,412		Mondelez International, Inc	40,361
278,345	*	Monster Beverage Corp	15,949
8,574	e	National Beverage Corp	917
967,754		PepsiCo, Inc	105,359
1,061,141		Philip Morris International, Inc	85,677
39,140	*	Pilgrim’s Pride Corp	788
85,273		Pinnacle Foods, Inc	5,548
47,135	*	Post Holdings, Inc	4,055
18,742	*	Primo Water Corp	328
14,731		Sanderson Farms, Inc	1,549
192		Seaboard Corp	761
5,451	*	Seneca Foods Corp	147
40,880	*	Simply Good Foods Co	590
10,980	e	Tootsie Roll Industries, Inc	339
40,066	*	TreeHouse Foods, Inc	2,104
4,760		Turning Point Brands, Inc	152
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

198,344		Tyson Foods, Inc (Class A)	$13,656
17,023		Universal Corp	1,124
48,193		Vector Group Ltd	919
		TOTAL FOOD, BEVERAGE & TOBACCO	749,723

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
5,996	*,e	AAC Holdings, Inc	56
16,111		Abaxis, Inc	1,337
1,166,922		Abbott Laboratories	71,171
28,689	*	Abiomed, Inc	11,735
56,824	*	Acadia Healthcare Co, Inc	2,325
58,290	*	Accuray, Inc	239
5,501	*	Addus HomeCare Corp	315
219,198		Aetna Inc	40,223
54,086	*	Align Technology, Inc	18,505
133,589	*	Allscripts Healthcare Solutions, Inc	1,603
20,714	*	Amedisys, Inc	1,770
6,596	*,e	American Renal Associates Holdings, Inc	104
108,196		AmerisourceBergen Corp	9,226
31,962	*	AMN Healthcare Services, Inc	1,873
26,107	*	Angiodynamics, Inc	581
10,943	*	Anika Therapeutics, Inc	350
104,354	*	Antares Pharma, Inc	269
174,456		Anthem, Inc	41,526
16,786	*,e	Apollo Medical Holdings, Inc	434
27,261	*	athenahealth, Inc	4,338
22,609	*	AtriCure, Inc	612
1,019		Atrion Corp	611
33,829	*	Avanos Medical, Inc	1,937
18,090	*	AxoGen, Inc	909
338,312		Baxter International, Inc	24,981
180,440		Becton Dickinson & Co	43,226
86,257	*,e	BioScrip, Inc	253
19,708	*	BioTelemetry, Inc	887
938,346	*	Boston Scientific Corp	30,684
135,933	*	Brookdale Senior Living, Inc	1,236
25,974		Cantel Medical Corp	2,555
19,478	*	Capital Senior Living Corp	208
212,073		Cardinal Health, Inc	10,356
23,626	*	Cardiovascular Systems, Inc	764
45,319	*	Castlight Health, Inc	193
138,393	*	Centene Corp	17,051
216,297	*	Cerner Corp	12,932
71,510	*	Cerus Corp	477
10,898		Chemed Corp	3,507
159,735		Cigna Corp	27,147
11,529	*	Civitas Solutions, Inc	189
68,750	*,e	Community Health Systems, Inc	228
8,700	e	Computer Programs & Systems, Inc	286
19,875		Conmed Corp	1,455
32,161		Cooper Cos, Inc	7,572
7,512	*	Corvel Corp	406
19,227	*	Cotiviti Holdings, Inc	849
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,224	*	Cross Country Healthcare, Inc	$284
23,064	*	CryoLife, Inc	642
16,944	*,e	CryoPort, Inc	267
10,004	*	Cutera, Inc	403
694,180		CVS Health Corp	44,671
19,235	*,e	CytoSorbents Corp	219
423,352		Danaher Corp	41,776
92,449	*	DaVita, Inc	6,420
149,427		Dentsply Sirona, Inc	6,540
60,646	*	DexCom, Inc	5,760
34,269	*	Diplomat Pharmacy, Inc	876
142,058	*	Edwards Lifesciences Corp	20,679
62,923		Encompass Health Corp	4,261
59,131	*	Endologix, Inc	335
35,447		Ensign Group, Inc	1,270
84,226	*	Envision Healthcare Corp	3,707
45,708	*,e	Evolent Health, Inc	962
383,421	*	Express Scripts Holding Co	29,604
4,418	*	FONAR Corp	117
28,070	*	Genesis Health Care, Inc	64
30,765	*,e	GenMark Diagnostics, Inc	196
20,642	*,e	Glaukos Corp	839
48,523	*	Globus Medical, Inc	2,449
36,085	*	Haemonetics Corp	3,236
189,136		HCA Holdings, Inc	19,405
35,870	*	HealthEquity, Inc	2,694
18,780		HealthStream, Inc	513
106,184	*	Henry Schein, Inc	7,713
4,605	*	Heska Corp	478
47,607		Hill-Rom Holdings, Inc	4,158
60,877	*	HMS Holdings Corp	1,316
184,551	*	Hologic, Inc	7,336
93,312		Humana, Inc	27,772
10,885	*	ICU Medical, Inc	3,196
59,502	*	Idexx Laboratories, Inc	12,968
12,244	*	Inogen Inc	2,281
43,464	*,e	Inovalon Holdings, Inc	431
5,311	*,e	Inspire Medical Systems, Inc	189
41,898	*	Insulet Corp	3,591
22,691	*	Integer Holding Corp	1,467
44,740	*	Integra LifeSciences Holdings Corp	2,882
4,136	*	IntriCon Corp	167
76,363	*	Intuitive Surgical, Inc	36,538
23,110		Invacare Corp	430
16,105	*	iRhythm Technologies, Inc	1,307
29,171	*	K2M Group Holdings, Inc	656
61,383	*	Kindred Healthcare, Inc	552
69,963	*	Laboratory Corp of America Holdings	12,560
18,233	*	Lantheus Holdings, Inc	265
9,523		LeMaitre Vascular, Inc	319
19,826	*	LHC Group, Inc	1,697
26,991	*	LifePoint Hospitals, Inc	1,317
33,006	*	LivaNova plc	3,295
16,931	*	Magellan Health Services, Inc	1,625
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,408	*	Masimo Corp	$3,165
141,507		McKesson Corp	18,877
40,701	*	Medidata Solutions, Inc	3,279
63,033	*	MEDNAX, Inc	2,728
924,317		Medtronic plc	79,131
31,965		Meridian Bioscience, Inc	508
35,220	*	Merit Medical Systems, Inc	1,803
41,890	*	Molina Healthcare, Inc	4,103
12,716	*,e	NantHealth, Inc	42
7,753		National Healthcare Corp	546
5,598		National Research Corp	209
24,197	*	Natus Medical, Inc	835
35,733	*	Neogen Corp	2,865
19,942	*	Nevro Corp	1,592
41,426	*	Novocure Ltd	1,297
36,380	*	NuVasive, Inc	1,896
9,426	*	Nuvectra Corp	194
45,234	*	NxStage Medical, Inc	1,262
26,681	*	Omnicell, Inc	1,399
40,487	*	OraSure Technologies, Inc	667
12,159	*	Orthofix International NV	691
43,714		Owens & Minor, Inc	730
14,688	*	Oxford Immunotec Global plc	189
57,408	e	Patterson Cos, Inc	1,301
21,136	*	Penumbra, Inc	2,920
5,304	*,e	PetIQ, Inc	142
33,935	*	Premier, Inc	1,235
8,662	*	Providence Service Corp	680
6,666	*,e	Pulse Biosciences, Inc	101
37,773	*	Quality Systems, Inc	737
92,408		Quest Diagnostics, Inc	10,159
20,943	*	Quidel Corp	1,393
72,154	*	R1 RCM, Inc	626
25,914	*	RadNet, Inc	389
93,908		Resmed, Inc	9,727
37,335	*,e	Rockwell Medical, Inc	184
38,631	*	RTI Biologics, Inc	178
77,335	*	Select Medical Holdings Corp	1,404
45,067	*	Senseonics Holdings, Inc	185
10,185	*,e	Sientra, Inc	199
7,680		Simulations Plus, Inc	171
26,141	*	Staar Surgical Co	810
59,349		STERIS Plc	6,232
231,440		Stryker Corp	39,081
13,353	*,e	Surgery Partners, Inc	199
10,275	*	SurModics, Inc	567
6,560	*	Tabula Rasa HealthCare, Inc	419
6,719	*,e	Tactile Systems Technology, Inc	349
30,224	*,e	Tandem Diabetes Care, Inc	666
38,788	*,e	Teladoc, Inc	2,252
29,977		Teleflex, Inc	8,040
59,665	*	Tenet Healthcare Corp	2,003
26,395	*	Tivity Health, Inc	929
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

105,717	*	TransEnterix, Inc	$461
18,039	*	Triple-S Management Corp (Class B)	705
652,978		UnitedHealth Group, Inc	160,202
57,391		Universal Health Services, Inc (Class B)	6,396
9,158		US Physical Therapy, Inc	879
2,349		Utah Medical Products, Inc	259
27,229	*	Varex Imaging Corp	1,010
61,190	*	Varian Medical Systems, Inc	6,959
81,875	*	Veeva Systems, Inc	6,293
19,827	*,e	ViewRay, Inc	137
20,093	*	Vocera Communications, Inc	601
31,751	*	WellCare Health Plans, Inc	7,818
51,937		West Pharmaceutical Services, Inc	5,157
76,096	*,e	Wright Medical Group NV	1,975
135,880		Zimmer Biomet Holdings, Inc	15,142
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,169,466

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
7,431	*	Central Garden & Pet Co	323
24,471	*	Central Garden and Pet Co (Class A)	990
167,255		Church & Dwight Co, Inc	8,891
88,640		Clorox Co	11,989
582,342		Colgate-Palmolive Co	37,742
303,286		Coty, Inc	4,276
41,449	*	Edgewell Personal Care Co	2,091
15,146	*,e	elf Beauty, Inc	231
44,546		Energizer Holdings, Inc	2,805
149,319		Estee Lauder Cos (Class A)	21,306
79,646	*	Herbalife Ltd	4,279
81,882	*	HRG Group, Inc	1,072
12,258		Inter Parfums, Inc	656
240,340		Kimberly-Clark Corp	25,317
7,966		Medifast, Inc	1,276
5,685	e	Natural Health Trends Corp	142
5,868	*	Nature’s Sunshine Products, Inc	55
36,417		Nu Skin Enterprises, Inc (Class A)	2,847
3,981		Oil-Dri Corp of America	168
1,719,779		Procter & Gamble Co	134,246
8,319	*,e	Revlon, Inc (Class A)	146
17,796	e	Spectrum Brands, Inc	1,452
8,349	*	USANA Health Sciences, Inc	963
9,183		WD-40 Co	1,343
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	264,606

INSURANCE - 3.9%
519,273		Aflac, Inc	22,339
10,050		Alleghany Corp	5,778
240,169		Allstate Corp	21,920
32,424	*	AMBAC Financial Group, Inc	644
61,796		American Equity Investment Life Holding Co	2,225
49,160		American Financial Group, Inc	5,276
618,012		American International Group, Inc	32,767
5,469		American National Insurance Co	654
13,468		Amerisafe, Inc	778
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,882	e	Amtrust Financial Services, Inc	$902
167,631		Aon plc	22,994
264,168	*	Arch Capital Group Ltd	6,990
24,041		Argo Group International Holdings Ltd	1,398
127,528		Arthur J. Gallagher & Co	8,325
43,239		Aspen Insurance Holdings Ltd	1,760
38,716		Assurant, Inc	4,007
75,307		Assured Guaranty Ltd	2,691
108,216	*	Athene Holding Ltd	4,744
58,873		Axis Capital Holdings Ltd	3,274
6,904		Baldwin & Lyons, Inc (Class B)	168
1,323,386	*	Berkshire Hathaway, Inc (Class B)	247,010
66,008	*	Brighthouse Financial, Inc	2,645
144,728		Brown & Brown, Inc	4,013
316,515		Chubb Ltd	40,204
102,852		Cincinnati Financial Corp	6,877
32,879	*,e	Citizens, Inc (Class A)	256
17,827		CNA Financial Corp	814
123,157		Conseco, Inc	2,345
11,609		Crawford & Co (Class B)	100
7,812		Donegal Group, Inc (Class A)	106
11,930	*	eHealth, Inc	264
6,754		EMC Insurance Group, Inc	188
23,170		Employers Holdings, Inc	931
8,013	*	Enstar Group Ltd	1,661
17,977		Erie Indemnity Co (Class A)	2,108
29,074		Everest Re Group Ltd	6,701
7,071		FBL Financial Group, Inc (Class A)	557
10,321	*	FedNat Holding Co	238
67,815		First American Financial Corp	3,507
172,857		FNF Group	6,503
339,186	*	Genworth Financial, Inc (Class A)	1,526
6,929		Global Indemnity Ltd	270
6,616	*	Goosehead Insurance, Inc	165
20,683	*	Greenlight Capital Re Ltd (Class A)	294
7,438	*	Hallmark Financial Services	74
30,826		Hanover Insurance Group, Inc	3,686
250,070		Hartford Financial Services Group, Inc	12,786
5,533		HCI Group, Inc	230
8,194	*	Health Insurance Innovations, Inc	265
18,411	e	Heritage Insurance Holdings, Inc	307
29,606		Horace Mann Educators Corp	1,320
5,237		Independence Holding Co	174
7,783		Infinity Property & Casualty Corp	1,108
1,119		Investors Title Co	207
12,617		James River Group Holdings Ltd	496
28,739		Kemper Corp	2,174
7,037		Kingstone Cos, Inc	119
10,502		Kinsale Capital Group, Inc	576
146,331		Lincoln National Corp	9,109
190,008		Loews Corp	9,174
48,335		Maiden Holdings Ltd	375
9,220	*	Markel Corp	9,998
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

343,640		Marsh & McLennan Cos, Inc	$28,168
59,989	*,e	MBIA, Inc	542
20,342		Mercury General Corp	927
589,537		Metlife, Inc	25,704
35,673		National General Holdings Corp	939
1,551		National Western Life Group, Inc	477
15,353		Navigators Group, Inc	875
7,308	*	NI Holdings, Inc	124
192,340		Old Republic International Corp	3,829
27,126		Primerica, Inc	2,702
192,618		Principal Financial Group	10,199
37,307		ProAssurance Corp	1,322
397,851		Progressive Corp	23,533
286,702		Prudential Financial, Inc	26,809
45,889		Reinsurance Group of America, Inc (Class A)	6,125
28,612		RenaissanceRe Holdings Ltd	3,443
27,824		RLI Corp	1,842
11,093		Safety Insurance Group, Inc	947
42,211		Selective Insurance Group, Inc	2,322
11,039		State Auto Financial Corp	330
15,315		Stewart Information Services Corp	660
51,271	*	Third Point Reinsurance Ltd	641
22,143		Tiptree Financial, Inc	151
76,067		Torchmark Corp	6,193
183,131		Travelers Cos, Inc	22,404
15,868	*,e	Trupanion, Inc	612
16,104		United Fire & Casualty Co	878
12,682		United Insurance Holdings Corp	248
22,402		Universal Insurance Holdings, Inc	786
142,945		UnumProvident Corp	5,288
47,230		Validus Holdings Ltd	3,193
59,812		W.R. Berkley Corp	4,331
2,317		White Mountains Insurance Group Ltd	2,101
89,795		Willis Towers Watson plc	13,613
168,527		XL Group Ltd	9,429
		TOTAL INSURANCE	742,782

MATERIALS - 3.1%
20,886		A. Schulman, Inc	929
15,014		Advanced Emissions Solutions, Inc	171
22,501	*	AdvanSix, Inc	824
16,379	*	AgroFresh Solutions, Inc	115
147,204		Air Products & Chemicals, Inc	22,924
228,124	*,e	AK Steel Holding Corp	990
73,578	e	Albemarle Corp	6,941
122,406	*	Alcoa Corp	5,738
78,013	*,e	Allegheny Technologies, Inc	1,960
20,501		American Vanguard Corp	470
43,141		Aptargroup, Inc	4,028
13,288		Ardagh Group S.A.	221
43,629		Ashland Global Holdings, Inc	3,411
62,843		Avery Dennison Corp	6,416
153,684	*	Axalta Coating Systems Ltd	4,658
23,190		Balchem Corp	2,276
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

233,901		Ball Corp	$8,315
53,485		Bemis Co, Inc	2,258
91,892	*	Berry Plastics Group, Inc	4,221
27,727		Boise Cascade Co	1,239
43,691		Cabot Corp	2,699
31,590		Carpenter Technology Corp	1,661
95,524		Celanese Corp (Series A)	10,609
36,798	*	Century Aluminum Co	580
154,694		CF Industries Holdings, Inc	6,868
5,158		Chase Corp	605
119,808		Chemours Co	5,315
11,678	*	Clearwater Paper Corp	270
213,712	*	Cleveland-Cliffs, Inc	1,802
119,550	*	Coeur Mining, Inc	909
83,562		Commercial Metals Co	1,764
22,798	e	Compass Minerals International, Inc	1,499
89,223	*	Crown Holdings, Inc	3,994
45,300		Domtar Corp	2,163
1,586,053		DowDuPont, Inc	104,553
34,107		Eagle Materials, Inc	3,580
97,831		Eastman Chemical Co	9,779
173,987		Ecolab, Inc	24,416
60,041	*	Ferro Corp	1,252
47,286	*,m	Ferroglobe plc	0
40,724	*	Flotek Industries, Inc	132
89,953		FMC Corp	8,025
987,023		Freeport-McMoRan Copper & Gold, Inc (Class B)	17,036
17,819		FutureFuel Corp	250
48,995	*	GCP Applied Technologies, Inc	1,418
39,231	*	Gold Resource Corp	258
224,514		Graphic Packaging Holding Co	3,258
3,993		Greif, Inc	230
18,292		Greif, Inc (Class A)	967
34,325		H.B. Fuller Co	1,843
7,923		Hawkins, Inc	280
9,402		Haynes International, Inc	345
283,752		Hecla Mining Co	987
143,018		Huntsman Corp	4,176
30,403	*	Ingevity Corp	2,458
14,138		Innophos Holdings, Inc	673
17,291		Innospec, Inc	1,324
52,461		International Flavors & Fragrances, Inc	6,503
287,694		International Paper Co	14,983
67,354	*	Intrepid Potash, Inc	276
12,178		Kaiser Aluminum Corp	1,268
59,547		Kapstone Paper and Packaging Corp	2,054
125,028	*	Klondex Mines Ltd	289
7,156		KMG Chemicals, Inc	528
15,231	*	Koppers Holdings, Inc	584
21,628	*	Kraton Polymers LLC	998
14,288		Kronos Worldwide, Inc	322
104,108		Louisiana-Pacific Corp	2,834
15,120	*,e	LSB Industries, Inc	80
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

221,339		LyondellBasell Industries AF S.C.A	$24,314
42,490		Martin Marietta Materials, Inc	9,489
14,781		Materion Corp	800
23,990		Minerals Technologies, Inc	1,808
233,459		Mosaic Co	6,548
18,118		Myers Industries, Inc	348
10,909		Neenah Paper, Inc	926
5,424		NewMarket Corp	2,194
363,808		Newmont Mining Corp	13,719
217,106		Nucor Corp	13,569
119,149		Olin Corp	3,422
6,559		Olympic Steel, Inc	134
32,453	*	Omnova Solutions, Inc	337
90,414	*	Owens-Illinois, Inc	1,520
63,758		Packaging Corp of America	7,127
32,454		PH Glatfelter Co	636
159,281	*	Platform Specialty Products Corp	1,848
58,890		PolyOne Corp	2,545
170,150		PPG Industries, Inc	17,650
20,162	*	PQ Group Holdings, Inc	363
195,765		Praxair, Inc	30,960
9,399		Quaker Chemical Corp	1,456
31,957	e	Rayonier Advanced Materials, Inc	546
50,286		Reliance Steel & Aluminum Co	4,402
41,577		Royal Gold, Inc	3,860
94,890		RPM International, Inc	5,534
8,418	*	Ryerson Holding Corp	94
19,399		Schnitzer Steel Industries, Inc (Class A)	654
20,766		Schweitzer-Mauduit International, Inc	908
30,897		Scotts Miracle-Gro Co (Class A)	2,569
109,559		Sealed Air Corp	4,651
31,821		Sensient Technologies Corp	2,277
56,197		Sherwin-Williams Co	22,904
52,654		Silgan Holdings, Inc	1,413
69,011		Sonoco Products Co	3,623
56,197		Southern Copper Corp (NY)	2,634
156,511		Steel Dynamics, Inc	7,192
14,267		Stepan Co	1,113
78,354	*	Summit Materials, Inc	2,057
48,451	*	SunCoke Energy, Inc	649
207,059		Tahoe Resources, Inc	1,019
29,755	*,e	TimkenSteel Corp	486
15,246	*	Trecora Resources	226
19,671		Tredegar Corp	462
31,587		Trinseo S.A.	2,241
47,159		Tronox Ltd	928
4,630	*	UFP Technologies, Inc	143
1,357		United States Lime & Minerals, Inc	114
113,186		United States Steel Corp	3,933
11,048	*,e	US Concrete, Inc	580
16,839		Valhi, Inc	80
120,028		Valvoline, Inc	2,589
22,885	*	Verso Corp	498
90,183		Vulcan Materials Co	11,639
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,178		Warrior Met Coal, Inc	$308
24,489		Westlake Chemical Corp	2,636
170,131		WestRock Co	9,701
31,289	*	Worthington Industries, Inc	1,313
48,393		WR Grace and Co	3,548
		TOTAL MATERIALS	588,039

MEDIA - 2.2%
39,663	e	AMC Entertainment Holdings, Inc	631
27,567	*	AMC Networks, Inc	1,715
2,913		Cable One, Inc	2,136
229,939		CBS Corp (Class B)	12,927
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	238
122,556	*	Charter Communications, Inc	35,935
76,895		Cinemark Holdings, Inc	2,697
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	121
3,120,983		Comcast Corp (Class A)	102,399
772	*,e	Daily Journal Corp	178
111,235	*,e	Discovery, Inc (Class A)	3,059
235,160	*	Discovery, Inc (Class C)	5,997
158,597	*	DISH Network Corp (Class A)	5,330
11,002		Emerald Expositions Events, Inc	227
88,350	e	Entercom Communications Corp (Class A)	667
50,932		Entravision Communications Corp (Class A)	255
20,620	*,e	Eros International plc	268
42,935		EW Scripps Co (Class A)	575
10,504	*,e	Fluent, Inc	26
86,657		Gannett Co, Inc	927
68,741	*	GCI Liberty, Inc	3,099
46,930	*	Gray Television, Inc	741
11,523	*	Hemisphere Media Group, Inc	151
42,177	*	Imax Corp	934
256,720		Interpublic Group of Cos, Inc	6,018
30,218		John Wiley & Sons, Inc (Class A)	1,886
7,655	*	Liberty Braves Group (Class A)	197
25,374	*,e	Liberty Braves Group (Class C)	656
17,476	*	Liberty Broadband Corp (Class A)	1,322
74,265	*	Liberty Broadband Corp (Class C)	5,623
77,076	*	Liberty Latin America Ltd	1,494
29,453	*	Liberty Latin America Ltd (Class A)	563
15,619	*	Liberty Media Group (Class A)	552
123,792	*	Liberty Media Group (Class C)	4,596
50,898	*	Liberty SiriusXM Group (Class A)	2,293
115,843	*	Liberty SiriusXM Group (Class C)	5,255
37,150	e	Lions Gate Entertainment Corp (Class A)	922
71,817		Lions Gate Entertainment Corp (Class B)	1,685
96,974	*	Live Nation, Inc	4,710
18,451	*	LiveXLive Media, Inc	106
9,932	*	Loral Space & Communications, Inc	373
13,200	*	Madison Square Garden Co	4,095
14,211		Marcus Corp	462
37,799	*	MDC Partners, Inc	174
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,920	e	Meredith Corp	$1,424
43,336	*	MSG Networks, Inc	1,038
46,358		National CineMedia, Inc	389
36,183		New Media Investment Group, Inc	669
89,935		New York Times Co (Class A)	2,329
268,456		News Corp	4,161
86,319		News Corp (Class B)	1,368
31,898		Nexstar Broadcasting Group, Inc (Class A)	2,341
153,811		Omnicom Group, Inc	11,731
12,373	*	Reading International, Inc	197
1,728	*,m	Rovi Guides, Inc	6
3,161		Saga Communications, Inc	122
19,984		Scholastic Corp	885
51,858	e	Sinclair Broadcast Group, Inc (Class A)	1,667
877,533	e	Sirius XM Holdings, Inc	5,941
156,124		TEGNA, Inc	1,694
52,414		Tribune Co	2,006
15,283	*	tronc, Inc	264
718,061		Twenty-First Century Fox, Inc	35,680
333,473		Twenty-First Century Fox, Inc (Class B)	16,430
7,706	e	Viacom, Inc	273
233,649		Viacom, Inc (Class B)	7,047
1,018,460		Walt Disney Co	106,745
15,148	*,e	WideOpenWest, Inc	146
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,970
		TOTAL MEDIA	430,738

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
1,084,793		AbbVie, Inc	100,506
18,729	*,e	Abeona Therapeutics, Inc	300
70,913	*,e	Acadia Pharmaceuticals, Inc	1,083
18,841	*	Accelerate Diagnostics, Inc	420
22,847	*	Acceleron Pharma, Inc	1,109
21,294	*,e	Achaogen, Inc	184
86,253	*	Achillion Pharmaceuticals, Inc	244
14,790	*,e	Aclaris Therapeutics, Inc	295
31,389	*	Acorda Therapeutics, Inc	901
12,735	*,e	Adamas Pharmaceuticals, Inc	329
26,641	*,e	Aduro Biotech, Inc	187
36,900	*	Adverum Biotechnologies, Inc	196
21,807	*	Aerie Pharmaceuticals, Inc	1,473
56,789	*,e	Agenus, Inc	129
223,758		Agilent Technologies, Inc	13,837
34,493	*	Agios Pharmaceuticals, Inc	2,905
25,712	*	Aimmune Therapeutics, Inc	691
10,845	*,e	Akcea Therapeutics, Inc	257
26,366	*	Akebia Therapeutics, Inc	263
64,824	*	Akorn, Inc	1,075
6,175	*	Albireo Pharma, Inc	219
34,164	*,e	Alder Biopharmaceuticals, Inc	540
147,168	*	Alexion Pharmaceuticals, Inc	18,271
110,420	*	Alkermes plc	4,545
231,727		Allergan plc	38,634
60,843	*	Alnylam Pharmaceuticals, Inc	5,992
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,493	*	AMAG Pharmaceuticals, Inc	$497
452,181		Amgen, Inc	83,468
128,302	*,e	Amicus Therapeutics, Inc	2,004
53,162	*	Amneal Pharmaceuticals, Inc	872
25,774	*	Amphastar Pharmaceuticals, Inc	393
12,566	*	AnaptysBio, Inc	893
5,767	*	ANI Pharmaceuticals, Inc	385
24,477	*,e	Apellis Pharmaceuticals, Inc	539
29,050	*	Aratana Therapeutics, Inc	123
23,940	*	Arbutus Biopharma Corp	175
22,973	*	Ardelyx, Inc	85
33,642	*	Arena Pharmaceuticals, Inc	1,467
58,861	*	Arqule, Inc	326
126,892	*	Array Biopharma, Inc	2,129
58,978	*,e	Arrowhead Research Corp	802
10,043	*	Assembly Biosciences, Inc	394
27,557	*,e	Atara Biotherapeutics, Inc	1,013
28,525	*,e	Athenex, Inc	532
52,762	*,e	Athersys, Inc	104
21,700	*	Audentes Therapeutics, Inc	829
68,882	*,e	AVEO Pharmaceuticals, Inc	156
19,950	*,e	Bellicum Pharmaceuticals, Inc	147
53,741	*,e	BioCryst Pharmaceuticals, Inc	308
143,960	*	Biogen Idec, Inc	41,783
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	732
120,472	*	BioMarin Pharmaceutical, Inc	11,348
15,362	*	Bio-Rad Laboratories, Inc (Class A)	4,433
3,856	*	Biospecifics Technologies Corp	173
25,935		Bio-Techne Corp	3,837
56,186	*,e	BioTime, Inc	116
33,689	*	Bluebird Bio, Inc	5,288
28,144	*	Blueprint Medicines Corp	1,787
1,117,186		Bristol-Myers Squibb Co	61,825
76,600		Bruker BioSciences Corp	2,224
21,820	*	Calithera Biosciences, Inc	109
5,849	*,e	Calyxt, Inc	109
23,380	*	Cambrex Corp	1,223
19,366	*,e	Cara Therapeutics Inc	371
21,908	*	CareDx, Inc	268
33,837	*,e	CASI Pharmaceuticals, Inc	278
90,837	*	Catalent, Inc	3,805
50,782	*	Catalyst Pharmaceuticals, Inc	158
493,907	*	Celgene Corp	39,226
34,386	*	Charles River Laboratories International, Inc	3,860
18,304	*	ChemoCentryx, Inc	241
30,594	*	Chimerix, Inc	146
14,633	*,e	Clearside Biomedical, Inc	156
28,355	*	Clovis Oncology, Inc	1,289
23,538	*	Codexis, Inc	339
15,129	*	Cohbar, Inc	99
27,864	*	Coherus Biosciences, Inc	390
16,286	*,e	Collegium Pharmaceutical, Inc	388
11,239	*	Concert Pharmaceuticals Inc	189
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	$166
65,375	*,e	Corcept Therapeutics, Inc	1,028
15,295	*,e	Corium International, Inc	123
6,717	*,e	Corvus Pharmaceuticals, Inc	74
34,612	*,e	CTI BioPharma Corp	172
11,975	*	Cue Biopharma, Inc	142
39,943	*	Cymabay Therapeutics, Inc	536
30,153	*	Cytokinetics, Inc	250
21,311	*	CytomX Therapeutics, Inc	487
5,156	*	Deciphera Pharmaceuticals, Inc	203
11,457	*	Denali Therapeutics, Inc	175
44,278	*	Depomed, Inc	295
27,246	*	Dermira, Inc	251
30,105	*	Dicerna Pharmaceuticals Inc	369
7,981	*,e	Dova Pharmaceuticals, Inc	239
84,059	*	Durect Corp	131
35,256	*	Dynavax Technologies Corp	538
6,368	*,e	Eagle Pharmaceuticals, Inc	482
24,325	*	Editas Medicine, Inc	872
658,111		Eli Lilly & Co	56,157
14,575	*	Eloxx Pharmaceuticals, Inc	249
24,015	*	Emergent Biosolutions, Inc	1,213
11,786	*	Enanta Pharmaceuticals, Inc	1,366
161,263	*	Endo International plc	1,521
44,054	*	Endocyte, Inc	608
27,058	*	Enzo Biochem, Inc	140
29,818	*	Epizyme, Inc	404
9,694	*,e	Esperion Thereapeutics, Inc	380
79,297	*	Exact Sciences Corp	4,741
189,826	*	Exelixis, Inc	4,085
24,636	*,e	Fate Therapeutics, Inc	279
50,667	*	FibroGen, Inc	3,172
19,800	*	Five Prime Therapeutics, Inc	313
19,463	*,e	Flexion Therapeutics Inc	503
20,851	*	Fluidigm Corp	124
24,951	*,e	Fortress Biotech, Inc	74
10,540	*,e	Foundation Medicine, Inc	1,441
5,695	*	G1 Therapeutics, Inc	248
14,071	*	Genomic Health, Inc	709
114,325	*,e	Geron Corp	392
884,130		Gilead Sciences, Inc	62,632
26,450	*	Global Blood Therapeutics, Inc	1,196
22,784	*	GlycoMimetics Inc	368
79,065	*	Halozyme Therapeutics, Inc	1,334
32,353	*	Heron Therapeutics, Inc	1,257
118,653	*	Horizon Pharma plc	1,965
62,986	*	Idera Pharmaceuticals, Inc	83
100,279	*	Illumina, Inc	28,007
8,484	*	Immune Design Corp	39
65,469	*	Immunogen, Inc	637
89,330	*,e	Immunomedics, Inc	2,114
123,042	*	Incyte Corp	8,244
55,553	*	Innoviva, Inc	767
49,160	*,e	Inovio Pharmaceuticals, Inc	193
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,452	*	Insmed, Inc	$1,075
17,481	*,e	Insys Therapeutics, Inc	127
10,757	*,e	Intellia Therapeutics, Inc	294
12,921	*,e	Intercept Pharmaceuticals, Inc	1,084
18,642	*	Intersect ENT, Inc	698
25,348	*	Intra-Cellular Therapies, Inc	448
39,434	*,e	Intrexon Corp	550
27,249	*,e	Invitae Corp	200
89,084	*	Ionis Pharmaceuticals, Inc	3,712
34,093	*	Iovance Biotherapeutics, Inc	436
105,688	*	IQVIA Holdings, Inc	10,550
95,014	*	Ironwood Pharmaceuticals, Inc	1,817
40,066	*	Jazz Pharmaceuticals plc	6,903
1,834,087		Johnson & Johnson	222,548
4,482	*,e	Jounce Therapeutics, Inc	34
47,099	*	Kadmon Holdings, Inc	188
5,857	*	Kala Pharmaceuticals, Inc	80
23,632	*	Karyopharm Therapeutics, Inc	402
59,203	*,e	Keryx Biopharmaceuticals, Inc	223
15,620	*	Kindred Biosciences Inc	166
10,057	*	Kura Oncology, Inc	183
12,410	*,e	La Jolla Pharmaceutical Co	362
19,506	*,e	Lannett Co, Inc	265
30,110	*,e	Lexicon Pharmaceuticals, Inc	361
14,752	*	Ligand Pharmaceuticals, Inc (Class B)	3,056
17,994	*	Loxo Oncology, Inc	3,122
31,134		Luminex Corp	919
23,459	*	MacroGenics, Inc	484
3,934	*	Madrigal Pharmaceuticals, Inc	1,100
72,043	*,e	Mallinckrodt plc	1,344
94,899	*,e	MannKind Corp	180
24,678	*	Marinus Pharmaceuticals, Inc	174
49,764	*,e	Medicines Co	1,826
22,034	*,e	MediciNova, Inc	175
5,025	*	Medpace Holdings, Inc	216
6,150	*	Melinta Therapeutics, Inc	39
8,441	*	Mersana Therapeutics, Inc	151
17,325	*	Mettler-Toledo International, Inc	10,025
75,041	*,e	MiMedx Group, Inc	480
18,922	*	Minerva Neurosciences, Inc	156
10,019	*,e	Miragen Therapeutics, Inc	64
12,275	*,e	Mirati Therapeutics, Inc	605
53,355	*	Momenta Pharmaceuticals, Inc	1,091
350,312	*	Mylan NV	12,660
20,674	*	MyoKardia, Inc	1,026
46,607	*	Myriad Genetics, Inc	1,742
10,862	*	NanoString Technologies, Inc	149
22,232	*,e	NantKwest, Inc	68
19,889	*	Natera, Inc	374
106,507	*	Nektar Therapeutics	5,201
38,546	*,e	NeoGenomics, Inc	505
10,102	*,e	Neos Therapeutics, Inc	63
63,342	*	Neurocrine Biosciences, Inc	6,223
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,869	*,e	NewLink Genetics Corp	$71
197,987	*,e	Novavax, Inc	265
19,320	*,e	Nymox Pharmaceutical Corp	65
13,115	*,e	Ocular Therapeutix, Inc	89
29,642	*,e	Omeros Corp	538
238,337	*,e	Opko Health, Inc	1,120
10,903	*,e	Optinose, Inc	305
60,008	*,e	Organovo Holdings, Inc	84
4,292	*,e	Ovid therapeutics, Inc	33
55,440	*,e	Pacific Biosciences of California, Inc	197
28,237	*	Pacira Pharmaceuticals, Inc	905
17,330	*,e	Paratek Pharmaceuticals, Inc	177
120,653	*	PDL BioPharma, Inc	282
78,986	*	PerkinElmer, Inc	5,784
92,108		Perrigo Co plc	6,716
3,963,542		Pfizer, Inc	143,797
12,927		Phibro Animal Health Corp	595
24,527	*	Pieris Pharmaceuticals, Inc	124
5,876	*,e	PolarityTE, Inc	138
36,240	*	Portola Pharmaceuticals, Inc	1,369
34,913	*	PRA Health Sciences, Inc	3,259
38,233	*	Prestige Brands Holdings, Inc	1,467
51,583	*	Progenics Pharmaceuticals, Inc	415
27,579	*	Prothena Corp plc	402
25,096	*	PTC Therapeutics, Inc	847
20,506	*	Puma Biotechnology, Inc	1,213
149,997		QIAGEN NV	5,424
8,205	*	Ra Pharmaceuticals, Inc	82
27,010	*,e	Radius Health, Inc	796
6,375	*,e	Reata Pharmaceuticals, Inc	223
8,471	*	Recro Pharma, Inc	43
55,147	*	Regeneron Pharmaceuticals, Inc	19,025
19,715	*	REGENXBIO, Inc	1,415
24,847	*	Repligen Corp	1,169
25,726	*	Retrophin, Inc	701
15,494	*	Revance Therapeutics, Inc	425
6,147	*	Rhythm Pharmaceuticals, Inc	192
86,450	*	Rigel Pharmaceuticals, Inc	245
14,146	*,e	Rocket Pharmaceuticals, Inc	278
28,996	*	Sage Therapeutics, Inc	4,539
52,234	*	Sangamo Biosciences, Inc	742
42,194	*,e	Sarepta Therapeutics, Inc	5,577
16,939	*,e	Savara, Inc	192
1,839,464		Schering-Plough Corp	111,656
70,004	*	Seattle Genetics, Inc	4,648
8,829	*,e	Selecta Biosciences, Inc	117
13,345	*,e	Seres Therapeutics, Inc	115
10,453	*	Sienna Biopharmaceuticals, Inc	159
35,191	*	SIGA Technologies, Inc	209
6,168	*,e	Solid Biosciences, Inc	220
58,895	*,e	Sorrento Therapeutics, Inc	424
16,648	*,e	Spark Therapeutics, Inc	1,378
56,104	*	Spectrum Pharmaceuticals, Inc	1,176
12,168	*	Stemline Therapeutics, Inc	195
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,621	*	Supernus Pharmaceuticals, Inc	$2,072
6,983	*	Syndax Pharmaceuticals, Inc	49
39,474	*	Syneos Health, Inc	1,851
164,107	*,e	Synergy Pharmaceuticals, Inc	286
9,466	*	Syros Pharmaceuticals, Inc	97
17,332	*	T2 Biosystems, Inc	134
29,885	*,e	Teligent, Inc	103
26,872	*,e	TESARO, Inc	1,195
26,726	*	Tetraphase Pharmaceuticals, Inc	95
34,724	*,e	TG Therapeutics, Inc	457
114,084	*,e	TherapeuticsMD, Inc	712
29,259	*,e	Theravance Biopharma, Inc	664
275,395		Thermo Fisher Scientific, Inc	57,045
6,159	*,e	Tocagen, Inc	58
28,669	*	Ultragenyx Pharmaceutical, Inc	2,204
28,234	*	United Therapeutics Corp	3,195
31,395	*	Vanda Pharmaceuticals, Inc	598
16,367	*	Veracyte, Inc	153
35,826	*	Verastem, Inc	246
24,994	*	Vericel Corp	242
171,783	*	Vertex Pharmaceuticals, Inc	29,196
29,514	*	Viking Therapeutics, Inc	280
8,673	*	Voyager Therapeutics, Inc	169
52,057	*	Waters Corp	10,078
8,910	*	WaVe Life Sciences Pte Ltd	341
27,098	*	Xencor Inc	1,003
90,754	*,e	ZIOPHARM Oncology, Inc	274
330,760		Zoetis, Inc	28,177
17,421	*	Zogenix, Inc	770
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,451,194

REAL ESTATE - 3.9%
60,331		Acadia Realty Trust	1,651
18,415		Agree Realty Corp	972
47,563		Alexander & Baldwin, Inc	1,118
1,329		Alexander’s, Inc	508
69,354		Alexandria Real Estate Equities, Inc	8,750
8,343	*,e	Altisource Portfolio Solutions S.A.	243
28,646		American Assets Trust, Inc	1,097
96,842		American Campus Communities, Inc	4,153
164,177		American Homes 4 Rent	3,641
299,513		American Tower Corp	43,181
36,156		Americold Realty Trust	796
111,644		Apartment Investment & Management Co (Class A)	4,723
147,197		Apple Hospitality REIT, Inc	2,632
31,681		Armada Hoffler Properties, Inc	472
56,474		Ashford Hospitality Trust, Inc	457
7,072	*	AV Homes, Inc	151
92,922		AvalonBay Communities, Inc	15,972
16,903	e	Bluerock Residential Growth REIT, Inc	151
106,248		Boston Properties, Inc	13,326
20,771		BraeMar Hotels & Resorts, Inc	237
121,360		Brandywine Realty Trust	2,049
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

218,369		Brixmor Property Group, Inc	$3,806
61,667		Camden Property Trust	5,620
50,740		CareTrust REIT, Inc	847
29,192		CatchMark Timber Trust Inc	372
124,137	e	CBL & Associates Properties, Inc	691
216,790	*	CBRE Group, Inc	10,350
62,949		Cedar Realty Trust, Inc	297
28,285		Chatham Lodging Trust	600
40,024		Chesapeake Lodging Trust	1,266
21,833		City Office REIT, Inc	280
10,462	e	Clipper Realty, Inc	89
350,580		Colony Capital, Inc	2,188
83,894		Columbia Property Trust, Inc	1,905
9,586		Community Healthcare Trust, Inc	286
3,235		Consolidated-Tomoka Land Co	199
86,682		CoreCivic, Inc	2,071
9,299		CorEnergy Infrastructure Trust, Inc	350
30,563	*	CorePoint Lodging, Inc	792
24,799		Coresite Realty	2,748
72,219		Corporate Office Properties Trust	2,094
301,076		Cousins Properties, Inc	2,917
279,811		Crown Castle International Corp	30,169
131,589		CubeSmart	4,240
62,800		CyrusOne, Inc	3,665
66,623		DCT Industrial Trust, Inc	4,446
103,764		DDR Corp	1,857
144,818		DiamondRock Hospitality Co	1,778
140,314		Digital Realty Trust, Inc	15,656
102,445		Douglas Emmett, Inc	4,116
236,841		Duke Realty Corp	6,875
26,096		Easterly Government Properties, Inc	516
23,492		EastGroup Properties, Inc	2,245
52,715		Education Realty Trust, Inc	2,188
87,790		Empire State Realty Trust, Inc	1,501
45,571		Entertainment Properties Trust	2,953
53,440		Equinix, Inc	22,973
80,064	*	Equity Commonwealth	2,522
57,729		Equity Lifestyle Properties, Inc	5,305
249,420		Equity Residential	15,886
44,504		Essex Property Trust, Inc	10,640
82,938		Extra Space Storage, Inc	8,278
19,962	e	Farmland Partners, Inc	176
52,442		Federal Realty Investment Trust	6,637
80,676		First Industrial Realty Trust, Inc	2,690
145,408		Forest City Realty Trust, Inc	3,317
425	*,e	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,101
72,511		Franklin Street Properties Corp	621
37,147		Front Yard Residential Corp	387
4,942	*	FRP Holdings, Inc	320
141,130		Gaming and Leisure Properties, Inc	5,052
87,896		Geo Group, Inc	2,421
18,198		Getty Realty Corp	513
421,393		GGP, Inc	8,609
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,811		Gladstone Commercial Corp	$342
10,990	e	Global Medical REIT, Inc	97
44,961		Global Net Lease, Inc	919
51,670		Government Properties Income Trust	819
108,607		Gramercy Property Trust	2,967
35,286	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	697
322,762		HCP, Inc	8,334
82,789		Healthcare Realty Trust, Inc	2,407
142,087		Healthcare Trust of America, Inc	3,831
27,708		Hersha Hospitality Trust	594
14,600		HFF, Inc (Class A)	501
71,000		Highwoods Properties, Inc	3,602
115,061		Hospitality Properties Trust	3,292
504,248		Host Marriott Corp	10,624
24,727	*	Howard Hughes Corp	3,276
113,109		Hudson Pacific Properties	4,007
48,914		Independence Realty Trust, Inc	504
14,095		Industrial Logistics Properties Trust	315
4,353	e	Innovative Industrial Properties, Inc	159
90,609		Investors Real Estate Trust	501
207,077		Invitation Homes, Inc	4,775
190,342		Iron Mountain, Inc	6,664
49,646	*	iStar Financial, Inc	536
62,519		JBG SMITH Properties	2,280
6,203	e	Jernigan Capital, Inc	118
28,591		Jones Lang LaSalle, Inc	4,746
84,885		Kennedy-Wilson Holdings, Inc	1,795
69,929		Kilroy Realty Corp	5,289
297,898		Kimco Realty Corp	5,061
55,102		Kite Realty Group Trust	941
51,720		Lamar Advertising Co	3,533
81,319		LaSalle Hotel Properties	2,784
144,484		Lexington Realty Trust	1,261
104,529		Liberty Property Trust	4,634
31,791		Life Storage, Inc	3,094
26,668		LTC Properties, Inc	1,140
92,755		Macerich Co	5,271
65,387		Mack-Cali Realty Corp	1,326
11,498	*	Marcus & Millichap, Inc	449
4,532	*	Maui Land & Pineapple Co, Inc	51
20,532		MedEquities Realty Trust, Inc	226
258,540		Medical Properties Trust, Inc	3,630
77,362		Mid-America Apartment Communities, Inc	7,788
50,307		Monmouth Real Estate Investment Corp (Class A)	832
27,301		National Health Investors, Inc	2,012
107,903		National Retail Properties, Inc	4,743
31,451		National Storage Affiliates Trust	969
55,714		New Senior Investment Group, Inc	422
16,319		Newmark Group, Inc	232
12,730		NexPoint Residential Trust, Inc	362
42,262		NorthStar Realty Europe Corp	612
139,485	e	Omega Healthcare Investors, Inc	4,324
9,027		One Liberty Properties, Inc	238
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

97,077		Outfront Media, Inc	$1,888
141,733		Paramount Group, Inc	2,183
136,729		Park Hotels & Resorts, Inc	4,188
49,813		Pebblebrook Hotel Trust	1,933
52,388	e	Pennsylvania REIT	576
107,460		Physicians Realty Trust	1,713
100,383		Piedmont Office Realty Trust, Inc	2,001
44,027		Potlatch Corp	2,239
21,687		Preferred Apartment Communities, Inc	368
363,022		Prologis, Inc	23,847
13,748		PS Business Parks, Inc	1,767
101,140		Public Storage, Inc	22,945
34,553		QTS Realty Trust, Inc	1,365
69,475	*	Quality Care Properties, Inc	1,494
57,913		Ramco-Gershenson Properties	765
89,792		Rayonier, Inc	3,474
13,117		Re/Max Holdings, Inc	688
75,694	e	Realogy Holdings Corp	1,726
198,343		Realty Income Corp	10,669
40,113	*,e	Redfin Corp	926
108,110		Regency Centers Corp	6,711
78,162		Retail Opportunities Investment Corp	1,498
173,060		Retail Properties of America, Inc	2,212
48,113		Rexford Industrial Realty, Inc	1,510
124,274		RLJ Lodging Trust	2,740
5,123		RMR Group, Inc	402
31,992		Ryman Hospitality Properties	2,660
116,469		Sabra Healthcare REIT, Inc	2,531
7,521		Safety Income and Growth, Inc	143
6,451		Saul Centers, Inc	346
79,086	*	SBA Communications Corp	13,059
41,385		Select Income REIT	930
170,932		Senior Housing Properties Trust	3,092
18,501	e	Seritage Growth Properties	785
210,397		Simon Property Group, Inc	35,807
58,281		SL Green Realty Corp	5,859
28,096	*	Spirit MTA REIT	289
280,967		Spirit Realty Capital, Inc	2,256
33,773	*	St. Joe Co	606
64,412		STAG Industrial, Inc	1,754
174,103		Starwood Property Trust, Inc	3,780
121,165		STORE Capital Corp	3,320
4,495		Stratus Properties, Inc	137
73,018		Summit Hotel Properties, Inc	1,045
52,001		Sun Communities, Inc	5,090
159,024		Sunstone Hotel Investors, Inc	2,643
67,688	e	Tanger Factory Outlet Centers, Inc	1,590
41,435		Taubman Centers, Inc	2,435
12,164	*	Tejon Ranch Co	296
35,329		Terreno Realty Corp	1,331
34,663		Tier REIT, Inc	824
13,643	*,e	Trinity Place Holdings, Inc	89
175,727		UDR, Inc	6,597
20,169		UMH Properties, Inc	310
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

119,952	e	Uniti Group, Inc	$2,403
9,264		Universal Health Realty Income Trust	593
70,770		Urban Edge Properties	1,618
20,808		Urstadt Biddle Properties, Inc (Class A)	471
247,662		Ventas, Inc	14,104
661,427		VEREIT, Inc	4,921
189,427		VICI Properties, Inc	3,910
117,610		Vornado Realty Trust	8,694
134,922		Washington Prime Group, Inc	1,094
53,425		Washington REIT	1,620
86,814		Weingarten Realty Investors	2,675
256,728		Welltower, Inc	16,094
508,966		Weyerhaeuser Co	18,557
25,132		Whitestone REIT	314
76,656		WP Carey, Inc	5,086
79,064		Xenia Hotels & Resorts, Inc	1,926
		TOTAL REAL ESTATE	741,148

RETAILING - 6.3%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	230
45,849		Aaron’s, Inc	1,992
51,631		Abercrombie & Fitch Co (Class A)	1,264
46,868		Advance Auto Parts, Inc	6,360
277,725	*	Amazon.com, Inc	472,077
117,400		American Eagle Outfitters, Inc	2,730
5,481	*	America’s Car-Mart, Inc	339
13,496	*	Asbury Automotive Group, Inc	925
17,984	*	At Home Group, Inc	704
36,032	*	Autonation, Inc	1,750
18,295	*	AutoZone, Inc	12,275
29,015	*	Barnes & Noble Education, Inc	164
40,294		Barnes & Noble, Inc	256
76,045		Bed Bath & Beyond, Inc	1,515
165,042		Best Buy Co, Inc	12,309
14,390	e	Big 5 Sporting Goods Corp	109
20,052	e	Big Lots, Inc	838
32,859	*	Booking Holdings, Inc	66,608
9,762	*	Boot Barn Holdings, Inc	203
14,004	e	Buckle, Inc	377
44,520	*	Burlington Stores, Inc	6,702
28,267		Caleres, Inc	972
22,123	e	Camping World Holdings, Inc	553
121,162	*	CarMax, Inc	8,829
10,677	*,e	Carvana Co	444
12,003		Cato Corp (Class A)	296
83,036		Chico’s FAS, Inc	676
12,596		Children’s Place Retail Stores, Inc	1,522
11,556		Citi Trends, Inc	317
13,169	*,e	Conn’s, Inc	435
11,400	*,e	Container Store Group, Inc	96
33,096		Core-Mark Holding Co, Inc	751
52,804		Dick’s Sporting Goods, Inc	1,861
10,952	e	Dillard’s, Inc (Class A)	1,035
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

186,664		Dollar General Corp	$18,405
161,125	*	Dollar Tree, Inc	13,696
49,292		DSW, Inc (Class A)	1,273
7,236	*,e	Duluth Holdings, Inc	172
83,587		Expedia, Inc	10,046
55,323	*	Express Parent LLC	506
39,150	*	Five Below, Inc	3,825
20,355	*	Floor & Decor Holdings, Inc	1,004
83,075		Foot Locker, Inc	4,374
25,440	*	Francesca’s Holdings Corp	192
6,584	*	Gaia, Inc	133
67,461	e	GameStop Corp (Class A)	983
152,120		Gap, Inc	4,927
13,677	*	Genesco, Inc	543
97,329		Genuine Parts Co	8,934
50,651	*,e	GNC Holdings, Inc	178
14,604		Group 1 Automotive, Inc	920
244,899	*	Groupon, Inc	1,053
44,451		Guess?, Inc	951
13,840		Haverty Furniture Cos, Inc	299
16,994	*,e	Hibbett Sports, Inc	389
787,365		Home Depot, Inc	153,615
27,375	*	Hudson Ltd	479
8,070	*	J. Jill, Inc	75
228,517	*,e	JC Penney Co, Inc	535
12,718	*	Kirkland’s, Inc	148
114,318		Kohl’s Corp	8,334
162,527		L Brands, Inc	5,994
9,431	*	Lands’ End, Inc	263
39,468	*	Liberty Expedia Holdings, Inc	1,734
53,282	*	Liberty TripAdvisor Holdings, Inc	858
16,930		Lithia Motors, Inc (Class A)	1,601
211,254	*	LKQ Corp	6,739
564,239		Lowe’s Companies, Inc	53,924
19,294	*,e	Lumber Liquidators, Inc	470
215,124		Macy’s, Inc	8,052
18,578	*	MarineMax, Inc	352
61,561	*	Michaels Cos, Inc	1,180
23,604	e	Monro Muffler, Inc	1,371
16,896	*	Murphy USA, Inc	1,255
12,838	*	National Vision Holdings, Inc	470
284,600	*	NetFlix, Inc	111,401
84,693		Nordstrom, Inc	4,385
21,359		Nutri/System, Inc	822
375,116		Office Depot, Inc	957
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,494
54,834	*	O’Reilly Automotive, Inc	15,001
12,199	*,e	Overstock.com, Inc	411
17,507	*	Party City Holdco, Inc	267
24,110		Penske Auto Group, Inc	1,130
14,105	e	PetMed Express, Inc	621
59,095		Pier 1 Imports, Inc	141
312,118	*	Qurate Retail Group, Inc QVC Group	6,623
30,873	e	Rent-A-Center, Inc	454
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,305	*,e	RH	$1,998
252,849		Ross Stores, Inc	21,429
66,571	*,e	Sally Beauty Holdings, Inc	1,067
2,356		Shoe Carnival, Inc	77
18,402	*	Shutterfly, Inc	1,657
38,798		Signet Jewelers Ltd	2,163
29,918	*	Sleep Number Corp	868
20,728		Sonic Automotive, Inc (Class A)	427
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	102
26,598		Tailored Brands, Inc	679
366,277		Target Corp	27,881
84,372		Tiffany & Co	11,103
24,339		Tile Shop Holdings, Inc	187
6,790		Tilly’s, Inc	103
428,286		TJX Companies, Inc	40,764
86,269		Tractor Supply Co	6,599
71,015	*	TripAdvisor, Inc	3,956
39,841	*	Ulta Beauty, Inc	9,301
50,352	*	Urban Outfitters, Inc	2,243
38,206	*,e	Wayfair, Inc	4,537
56,628	e	Williams-Sonoma, Inc	3,476
1,945		Winmark Corp	289
11,661	*	Zumiez, Inc	292
		TOTAL RETAILING	1,213,671

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
13,345	*,e	Acacia Communications, Inc	465
26,575	*	Advanced Energy Industries, Inc	1,544
619,717	*,e	Advanced Micro Devices, Inc	9,290
15,539	*	Alpha & Omega Semiconductor Ltd	221
23,188	*,e	Ambarella, Inc	895
73,241	*	Amkor Technology, Inc	629
253,983		Analog Devices, Inc	24,362
720,234		Applied Materials, Inc	33,268
14,361	*	Aquantia Corp	166
20,849	*	Axcelis Technologies, Inc	413
26,991	*	AXT, Inc	190
294,470		Broadcom, Inc	71,450
49,923		Brooks Automation, Inc	1,628
17,388		Cabot Microelectronics Corp	1,870
47,258	*	Cavium, Inc	4,088
15,710	*	Ceva, Inc	474
46,452	*	Cirrus Logic, Inc	1,781
18,761		Cohu, Inc	460
70,502	*	Cree, Inc	2,931
236,910		Cypress Semiconductor Corp	3,691
28,713	*	Diodes, Inc	990
102,868		Entegris, Inc	3,487
49,996	*	First Solar, Inc	2,633
51,293	*	Formfactor, Inc	682
8,421	*,e	Ichor Holdings Ltd	179
13,074	*,e	Impinj, Inc	289
29,376	*,e	Inphi Corp	958
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,873	*	Integrated Device Technology, Inc	$3,088
3,186,981		Intel Corp	158,425
108,495		Kla-Tencor Corp	11,124
50,517	*,e	Kopin Corp	144
110,620		Lam Research Corp	19,121
75,431	*	Lattice Semiconductor Corp	495
29,103	*,e	MA-COM Technology Solutions	671
269,916		Marvell Technology Group Ltd	5,787
192,499		Maxim Integrated Products, Inc	11,292
43,500	*	MaxLinear, Inc	678
154,628	e	Microchip Technology, Inc	14,063
790,089	*	Micron Technology, Inc	41,432
38,853		MKS Instruments, Inc	3,718
28,750		Monolithic Power Systems, Inc	3,843
18,167	*	Nanometrics, Inc	643
21,168	*,e	NeoPhotonics Corp Ltd	132
3,184		NVE Corp	388
397,542		NVIDIA Corp	94,178
237,107	*	NXP Semiconductors NV	25,909
279,225	*	ON Semiconductor Corp	6,209
20,605	*	PDF Solutions, Inc	247
46,544	*	Photronics, Inc	371
20,135		Power Integrations, Inc	1,471
83,066	*	Qorvo, Inc	6,659
1,010,098		QUALCOMM, Inc	56,687
79,664	*	Rambus, Inc	999
22,659	*	Rudolph Technologies, Inc	671
47,350	*	Semtech Corp	2,228
25,567	*	Sigma Designs, Inc	156
28,958	*	Silicon Laboratories, Inc	2,884
122,939		Skyworks Solutions, Inc	11,882
2,025	*,e	SMART Global Holdings, Inc	65
42,585	*,e	SunPower Corp	327
130,395		Teradyne, Inc	4,964
669,152		Texas Instruments, Inc	73,774
23,500	*	Ultra Clean Holdings	390
27,466	e	Universal Display Corp	2,362
34,384	*	Veeco Instruments, Inc	490
77,993		Versum Materials, Inc	2,897
37,527	*	Xcerra Corp	524
172,027		Xilinx, Inc	11,226
35,485		Xperi Corp	571
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	752,219

SOFTWARE & SERVICES - 15.1%
36,774	*	2U, Inc	3,073
65,506	*	8x8, Inc	1,313
32,215	*	A10 Networks, Inc	201
439,208		Accenture plc	71,850
86,241	*	ACI Worldwide, Inc	2,128
509,386		Activision Blizzard, Inc	38,876
57,158	*	Acxiom Corp	1,712
335,803	*	Adobe Systems, Inc	81,872
111,077	*	Akamai Technologies, Inc	8,134
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,717	*	Alarm.com Holdings, Inc	$594
32,517		Alliance Data Systems Corp	7,583
204,298	*	Alphabet, Inc (Class A)	230,691
208,007	*	Alphabet, Inc (Class C)	232,063
16,908	*	Altair Engineering, Inc	578
18,942	*,e	Alteryx, Inc	723
11,882	*	Amber Road, Inc	112
95,104		Amdocs Ltd	6,295
15,720	*	American Software, Inc (Class A)	229
57,732	*	Ansys, Inc	10,056
5,867	*	Appfolio, Inc	359
12,607	*	Apptio, Inc	456
48,798	*	Aspen Technology, Inc	4,526
64,859	*	Atlassian Corp plc	4,055
149,687	*	Autodesk, Inc	19,622
300,844		Automatic Data Processing, Inc	40,355
70,813	*	Avaya Holdings Corp	1,422
11,374	*,e	Benefitfocus, Inc	382
96,845	*	Black Knight, Inc	5,186
34,044		Blackbaud, Inc	3,488
21,965	*	Blackline, Inc	954
30,473	*	Blucora, Inc	1,128
96,676		Booz Allen Hamilton Holding Co	4,228
29,562	*	Bottomline Technologies, Inc	1,473
86,219	*	Box, Inc	2,155
20,694	*	Brightcove, Inc	200
77,769		Broadridge Financial Solutions, Inc	8,951
209,879		CA, Inc	7,482
17,838	*	CACI International, Inc (Class A)	3,007
184,754	*	Cadence Design Systems, Inc	8,002
5,472	*	Carbon Black, Inc	142
18,030	*	Carbonite, Inc	629
33,955	*	Cardtronics plc	821
10,137	*	Care.com, Inc	212
33,333	*,e	Cargurus, Inc	1,158
51,951	*,e	Cars.com, Inc	1,475
8,830		Cass Information Systems, Inc	608
88,343		CDK Global, Inc	5,747
16,103	*	Ceridian HCM Holding, Inc	534
15,814	*	ChannelAdvisor Corp	222
26,536	*	Cision Ltd	397
92,308	*	Citrix Systems, Inc	9,678
68,978	*	Cloudera, Inc	941
401,455		Cognizant Technology Solutions Corp (Class A)	31,711
28,135	*	Commvault Systems, Inc	1,853
137,713	*	Conduent, Inc	2,502
16,758		ConvergeOne Holdings, Inc	157
67,630		Convergys Corp	1,653
37,259	*	Cornerstone OnDemand, Inc	1,767
36,045	*	Coupa Software, Inc	2,243
24,883		CSG Systems International, Inc	1,017
134,290	*	Dell Technologies, Inc-VMware Inc	11,358
7,264	*,e	Digimarc Corp	195
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,071	*,e	DocuSign, Inc	$904
191,292		DXC Technology Co	15,420
642,733	*	eBay, Inc	23,306
17,480	e	Ebix, Inc	1,333
207,222	*	Electronic Arts, Inc	29,222
24,127	*,e	Ellie Mae, Inc	2,505
43,380	*	Endurance International Group Holdings, Inc	432
30,234	*	Envestnet, Inc	1,661
34,220	*	EPAM Systems, Inc	4,255
83,578	*	Etsy, Inc	3,526
35,298	*	Euronet Worldwide, Inc	2,957
12,571	*	Everbridge, Inc	596
45,885	*	Everi Holdings, Inc	330
44,094		EVERTEC, Inc	963
32,121	*	Exela Technologies, Inc	153
21,916	*	ExlService Holdings, Inc	1,241
1,623,985	*	Facebook, Inc	315,573
20,028	*	Fair Isaac Corp	3,872
225,986		Fidelity National Information Services, Inc	23,961
127,712	*	FireEye, Inc	1,965
48,580	*	First American Corp	2,521
336,138	*	First Data Corp	7,035
279,656	*	Fiserv, Inc	20,720
37,675	*	Five9, Inc	1,302
60,412	*	FleetCor Technologies, Inc	12,726
19,555	*	ForeScout Technologies, Inc	670
92,111	*	Fortinet, Inc	5,750
58,348	*	Gartner, Inc	7,754
97,664		Genpact Ltd	2,825
108,395		Global Payments, Inc	12,085
54,344	*	Glu Mobile, Inc	348
102,041	*	GoDaddy, Inc	7,204
42,541	*,e	Gogo, Inc	207
60,011	*	GrubHub, Inc	6,296
22,127	*,e	GTT Communications, Inc	996
52,363	*	Guidewire Software, Inc	4,649
17,956		Hackett Group, Inc	289
34,799	*	Hortonworks, Inc	634
24,272	*	HubSpot, Inc	3,044
49,755	*	IAC/InterActiveCorp	7,587
24,295	*	Imperva, Inc	1,172
24,668	*	Information Services Group, Inc	101
15,324	*	Instructure, Inc	652
14,801	*	Internap Corp	154
627,572		International Business Machines Corp	87,672
165,336		Intuit, Inc	33,779
33,493		j2 Global, Inc	2,901
55,229		Jack Henry & Associates, Inc	7,200
9,177	*	Leaf Group Ltd	100
101,147		Leidos Holdings, Inc	5,968
50,961	*	Limelight Networks, Inc	228
19,090	*	Liquidity Services, Inc	125
40,701	*	Liveperson, Inc	859
36,974		LogMeIn, Inc	3,818
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

48,035	*	Manhattan Associates, Inc	$2,258
18,418		Mantech International Corp (Class A)	988
627,627		MasterCard, Inc (Class A)	123,341
35,129	*,e	Match Group, Inc	1,361
44,595		MAXIMUS, Inc	2,770
46,865	*	Meet Group, Inc	210
5,177,639		Microsoft Corp	510,567
6,844	*	MicroStrategy, Inc (Class A)	874
26,600	*	MINDBODY, Inc	1,027
22,456	*	Mitek Systems, Inc	200
40,466	*	MobileIron, Inc	180
14,483	*	Model N, Inc	269
22,389	*	MoneyGram International, Inc	150
29,292		Monotype Imaging Holdings, Inc	595
30,028	*	New Relic, Inc	3,021
46,584		NIC, Inc	724
208,409	*	Nuance Communications, Inc	2,894
75,444	*	Nutanix, Inc	3,891
58,404	*	Okta, Inc	2,942
21,489	*	OneSpan, Inc	422
1,962,691		Oracle Corp	86,476
163,222	*,e	Pandora Media, Inc	1,286
7,197	*,e	Park City Group, Inc	57
219,131		Paychex, Inc	14,978
35,482	*,e	Paycom Software, Inc	3,507
18,614	*	Paylocity Holding Corp	1,096
811,431	*	PayPal Holdings, Inc	67,568
26,462		Pegasystems, Inc	1,450
25,493	*	Perficient, Inc	672
95,646		Perspecta, Inc	1,966
13,412	*	Presidio, Inc	176
31,483		Progress Software Corp	1,222
34,295	*	Proofpoint, Inc	3,955
19,034	*	PROS Holdings, Inc	696
78,000	*	PTC, Inc	7,317
22,395	*	Q2 Holdings, Inc	1,278
7,729		QAD, Inc (Class A)	388
22,512	*	Qualys, Inc	1,898
20,643	*	QuinStreet, Inc	262
53,361	*	Quotient Technology, Inc	699
14,504	*	Rapid7, Inc	409
42,414	*	RealPage, Inc	2,337
119,825	*	Red Hat, Inc	16,101
6,528		Reis, Inc	142
44,988	*	RingCentral, Inc	3,165
13,437	*	Rosetta Stone, Inc	215
151,223		Sabre Corp	3,726
13,931	*	SailPoint Technologies Holding, Inc	342
481,928	*	salesforce.com, Inc	65,735
31,653		Science Applications International Corp	2,562
4,599	*,e	SecureWorks Corp	57
6,084	*	SendGrid, Inc	161
119,493	*	ServiceNow, Inc	20,609
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,932	*	ServiceSource International LLC	$185
4,906	*	ShotSpotter, Inc	186
13,499	*	Shutterstock, Inc	641
98,246	*	Splunk, Inc	9,737
12,246	*	SPS Commerce, Inc	900
195,060	*	Square, Inc	12,024
140,643		SS&C Technologies Holdings, Inc	7,299
11,437	*	Stamps.com, Inc	2,894
25,754	e	Switch, Inc	313
29,262	*	Sykes Enterprises, Inc	842
429,847		Symantec Corp	8,876
100,694	*	Synopsys, Inc	8,616
23,254		Syntel, Inc	746
43,485	*	Tableau Software, Inc	4,251
73,771	*	Take-Two Interactive Software, Inc	8,732
12,153	*	TechTarget, Inc	345
20,400	*	TeleNav, Inc	114
76,002	*	Teradata Corp	3,051
84,788		TiVo Corp	1,140
123,503		Total System Services, Inc	10,438
21,360	*	Trade Desk, Inc	2,004
88,235		Travelport Worldwide Ltd	1,636
44,667	*	TrueCar, Inc	451
10,054		TTEC Holdings, Inc	347
6,516	*,e	Tucows, Inc	395
48,806	*	Twilio, Inc	2,734
482,858	*	Twitter, Inc	21,086
24,426	*	Tyler Technologies, Inc	5,425
20,094	*	Ultimate Software Group, Inc	5,170
38,674	*,e	Unisys Corp	499
4,914	*	Upland Software, Inc	169
18,823	*	Varonis Systems, Inc	1,402
45,384	*	Verint Systems, Inc	2,013
71,825	*	VeriSign, Inc	9,870
32,131	*,e	VirnetX Holding Corp	109
19,953	*	Virtusa Corp	971
1,221,373		Visa, Inc (Class A)	161,771
46,345	*	VMware, Inc (Class A)	6,811
27,749	*	Website Pros, Inc	717
309,241		Western Union Co	6,287
27,596	*	WEX, Inc	5,256
99,063	*	Workday, Inc	11,999
16,351	*	Workiva, Inc	399
196,315	*	Worldpay, Inc	16,055
19,259	*	XO Group, Inc	616
56,028	*	Yelp, Inc	2,195
55,032	*,e	Yext, Inc	1,064
69,807	*	Zendesk, Inc	3,804
38,071	*	Zillow Group, Inc	2,275
76,096	*,e	Zillow Group, Inc (Class C)	4,494
42,422	*	Zix Corp	229
9,439	*,e	Zscaler, Inc	337
549,506	*	Zynga, Inc	2,236
		TOTAL SOFTWARE & SERVICES	2,909,428
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
74,639	*,e	3D Systems Corp	$1,031
35,649		Adtran, Inc	529
16,323	*	Aerohive Networks, Inc	65
11,056	*	Agilysys, Inc	171
201,460		Amphenol Corp (Class A)	17,557
21,094	*	Anixter International, Inc	1,335
3,360,510		Apple, Inc	622,064
13,189	*,e	Applied Optoelectronics, Inc	592
38,789	*	Arista Networks, Inc	9,988
112,990	*	ARRIS International plc	2,762
55,742	*	Arrow Electronics, Inc	4,196
24,161	*	Avid Technology, Inc	126
76,135		Avnet, Inc	3,265
34,410		AVX Corp	539
19,362		Badger Meter, Inc	865
7,316		Bel Fuse, Inc (Class B)	153
30,293		Belden CDT, Inc	1,852
35,867		Benchmark Electronics, Inc	1,046
26,799	*	CalAmp Corp	628
28,887	*	Calix, Inc	225
9,824	*	Casa Systems, Inc	160
101,397		CDW Corp	8,192
101,053	*	Ciena Corp	2,679
3,294,433		Cisco Systems, Inc	141,760
8,964	*,e	Clearfield, Inc	99
110,414		Cognex Corp	4,926
17,685	*	Coherent, Inc	2,766
122,398	*	CommScope Holding Co, Inc	3,575
16,237		Comtech Telecommunications Corp	518
15,682	*	Control4 Corp	381
558,024		Corning, Inc	15,351
29,620	*	Cray, Inc	729
23,637		CTS Corp	851
27,847		Daktronics, Inc	237
53,560	e	Diebold, Inc	640
18,652	*	Digi International, Inc	246
39,659		Dolby Laboratories, Inc (Class A)	2,447
13,533	*,e	Eastman Kodak Co	51
33,587	*	EchoStar Corp (Class A)	1,491
21,493	*	Electro Scientific Industries, Inc	339
33,181	*	Electronics for Imaging, Inc	1,080
9,278	*	ePlus, Inc	873
79,396	*	Extreme Networks, Inc	632
42,100	*	F5 Networks, Inc	7,260
26,560	*	Fabrinet	980
12,851	*	FARO Technologies, Inc	698
80,146	*,e	Finisar Corp	1,443
124,310	*	Fitbit, Inc	812
95,771		Flir Systems, Inc	4,977
58,321	*	Harmonic, Inc	248
1,054,649		Hewlett Packard Enterprise Co	15,408
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,131,165		HP, Inc	$25,666
43,712	*	II-VI, Inc	1,899
21,661	*	Immersion Corp	334
103,799	*	Infinera Corp	1,031
25,682	*	Insight Enterprises, Inc	1,257
25,007		InterDigital, Inc	2,023
25,495	*	IPG Photonics Corp	5,625
18,293	*	Iteris, Inc	89
24,355	*	Itron, Inc	1,463
107,922		Jabil Circuit, Inc	2,985
244,176		Juniper Networks, Inc	6,695
32,485	*	Kemet Corp	785
131,492	*	Keysight Technologies, Inc	7,762
21,162	*	Kimball Electronics, Inc	387
64,648	*	Knowles Corp	989
10,929	*	KVH Industries, Inc	146
17,448		Littelfuse, Inc	3,981
43,856	*,e	Lumentum Holdings, Inc	2,539
24,482	*,e	Maxwell Technologies, Inc	127
2,255		Mesa Laboratories, Inc	476
25,950		Methode Electronics, Inc	1,046
112,066		Motorola, Inc	13,041
12,096	e	MTS Systems Corp	637
7,937	*	Napco Security Technologies, Inc	116
76,957		National Instruments Corp	3,231
87,292	*	NCR Corp	2,617
184,306		NetApp, Inc	14,474
23,887	*	Netgear, Inc	1,493
64,175	*	Netscout Systems, Inc	1,906
4,719	*	nLight, Inc	156
23,522	*	Novanta, Inc	1,465
119,078	*	Oclaro, Inc	1,063
12,827	*	OSI Systems, Inc	992
59,973	*	Palo Alto Networks, Inc	12,323
14,228		Park Electrochemical Corp	330
8,216		PC Connection, Inc	273
24,496		Plantronics, Inc	1,868
24,305	*	Plexus Corp	1,447
112,099	*	Pure Storage, Inc	2,677
15,117	*	Quantenna Communications, Inc	235
37,508	*	Ribbon Communications, Inc	267
12,852	*	Rogers Corp	1,433
52,368	*	Sanmina Corp	1,534
17,777	*	Scansource, Inc	716
37,383	*,e	Stratasys Ltd	716
27,221	*	Super Micro Computer, Inc	644
25,356	*	Synaptics, Inc	1,277
20,598		SYNNEX Corp	1,988
9,938		Systemax, Inc	341
25,262	*	Tech Data Corp	2,075
162,259	*	Trimble Navigation Ltd	5,329
66,124	*	TTM Technologies, Inc	1,166
16,794	*,e	Ubiquiti Networks, Inc	1,423
28,420	*	USA Technologies, Inc	398
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

80,817	*	VeriFone Systems, Inc	$1,844
38,380	*,e	Viasat, Inc	2,522
165,919	*	Viavi Solutions, Inc	1,699
97,366		Vishay Intertechnology, Inc	2,259
9,508	*	Vishay Precision Group, Inc	363
204,489		Western Digital Corp	15,830
146,472		Xerox Corp	3,515
33,846	*	Zebra Technologies Corp (Class A)	4,848
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,070,674

TELECOMMUNICATION SERVICES - 1.8%
4,965,701		AT&T, Inc	159,448
7,918		ATN International, Inc	418
27,406	*	Boingo Wireless, Inc	619
656,157		CenturyLink, Inc	12,231
29,963	*	Cincinnati Bell, Inc	470
29,776		Cogent Communications Group, Inc	1,590
48,355	e	Consolidated Communications Holdings, Inc	598
57,416	e	Frontier Communications Corp	308
5,442	*	Hawaiian Telcom Holdco, Inc	157
23,607	*	Intelsat S.A.	393
60,764	*,e	Iridium Communications, Inc	978
60,198	*	NII Holdings, Inc	235
13,047	*	Ooma, Inc	185
44,329	*	Orbcomm, Inc	448
7,472	*	pdvWireless, Inc	187
33,638		Shenandoah Telecom Co	1,100
14,641		Spok Holdings, Inc	220
458,152	*,e	Sprint Corp	2,492
70,982		Telephone & Data Systems, Inc	1,946
209,538	*	T-Mobile US, Inc	12,520
9,529	*	US Cellular Corp	353
2,830,928		Verizon Communications, Inc	142,424
143,849	*	Vonage Holdings Corp	1,854
26,925	*,e	Windstream Holdings, Inc	142
134,804	*	Zayo Group Holdings, Inc	4,918
		TOTAL TELECOMMUNICATION SERVICES	346,234

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	857
77,886		Alaska Air Group, Inc	4,704
8,722		Allegiant Travel Co	1,212
4,758		Amerco, Inc	1,695
286,538		American Airlines Group, Inc	10,877
19,331		Arkansas Best Corp	883
16,948	*	Atlas Air Worldwide Holdings, Inc	1,215
41,208	*	Avis Budget Group, Inc	1,339
94,327		CH Robinson Worldwide, Inc	7,891
21,812		Copa Holdings S.A. (Class A)	2,064
23,634		Costamare, Inc	189
8,672	*	Covenant Transportation Group, Inc	273
568,738		CSX Corp	36,274
14,173	*	Daseke, Inc	141
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

442,346		Delta Air Lines, Inc	$21,914
28,818	*	Eagle Bulk Shipping, Inc	157
21,041	*	Echo Global Logistics, Inc	615
120,086		Expeditors International of Washington, Inc	8,778
170,344		FedEx Corp	38,678
20,963		Forward Air Corp	1,239
6,118	*	Genco Shipping & Trading Ltd	95
43,633	*	Genesee & Wyoming, Inc (Class A)	3,548
36,387		Hawaiian Holdings, Inc	1,308
33,759		Heartland Express, Inc	626
40,162	*	Hertz Global Holdings, Inc	616
21,791	*	Hub Group, Inc (Class A)	1,085
61,748		JB Hunt Transport Services, Inc	7,505
213,370	*	JetBlue Airways Corp	4,050
70,219		Kansas City Southern Industries, Inc	7,440
37,438	*	Kirby Corp	3,130
87,818		Knight-Swift Transportation Holdings, Inc	3,356
25,122		Landstar System, Inc	2,743
55,800		Macquarie Infrastructure Co LLC	2,355
23,235		Marten Transport Ltd	545
32,238		Matson, Inc	1,237
192,812		Norfolk Southern Corp	29,090
43,304		Old Dominion Freight Line	6,451
6,136		Park-Ohio Holdings Corp	229
29,335	*	Radiant Logistics, Inc	115
38,669		Ryder System, Inc	2,779
33,371	*	Safe Bulkers, Inc	113
18,094	*	Saia, Inc	1,463
22,723		Schneider National, Inc	625
40,927		Scorpio Bulkers, Inc	291
37,279		Skywest, Inc	1,935
363,270		Southwest Airlines Co	18,483
50,261	*,e	Spirit Airlines, Inc	1,827
526,366		Union Pacific Corp	74,576
169,774	*	United Continental Holdings, Inc	11,838
472,059		United Parcel Service, Inc (Class B)	50,147
6,297		Universal Truckload Services, Inc	165
31,167		Werner Enterprises, Inc	1,170
79,581	*	XPO Logistics, Inc	7,972
23,809	*	YRC Worldwide, Inc	239
		TOTAL TRANSPORTATION	390,142

UTILITIES - 2.9%
451,060		AES Corp	6,049
30,256		Allete, Inc	2,342
148,965		Alliant Energy Corp	6,304
166,592		Ameren Corp	10,137
337,036		American Electric Power Co, Inc	23,340
25,230		American States Water Co	1,442
122,513		American Water Works Co, Inc	10,460
125,741		Aqua America, Inc	4,424
8,231	*,e	AquaVenture Holdings Ltd	128
4,909		Artesian Resources Corp	190
92,825	*,e	Atlantic Power Corp	204
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

75,558		Atmos Energy Corp	$6,811
39,059		Avangrid, Inc	2,067
44,443		Avista Corp	2,340
36,321	e	Black Hills Corp	2,223
15,011	*,e	Cadiz, Inc	197
35,650		California Water Service Group	1,389
294,525		Centerpoint Energy, Inc	8,161
11,318		Chesapeake Utilities Corp	905
188,591		CMS Energy Corp	8,917
8,405		Connecticut Water Service, Inc	549
214,411		Consolidated Edison, Inc	16,720
10,961		Consolidated Water Co, Inc	141
444,995		Dominion Resources, Inc	30,340
123,065		DTE Energy Co	12,753
479,551		Duke Energy Corp	37,923
222,436		Edison International	14,074
27,569		El Paso Electric Co	1,629
122,003		Entergy Corp	9,857
185,114		Evergy, Inc	10,394
220,603		Eversource Energy	12,930
654,744		Exelon Corp	27,892
325,527		FirstEnergy Corp	11,690
6,410		Global Water Resources, Inc	60
73,815		Hawaiian Electric Industries, Inc	2,532
30,421		Idacorp, Inc	2,806
119,020		MDU Resources Group, Inc	3,413
24,502		MGE Energy, Inc	1,545
11,759		Middlesex Water Co	496
55,336		National Fuel Gas Co	2,931
62,202		New Jersey Resources Corp	2,784
319,528		NextEra Energy, Inc	53,371
234,601		NiSource, Inc	6,165
14,483		Northwest Natural Gas Co	924
35,112		NorthWestern Corp	2,010
214,416		NRG Energy, Inc	6,583
24,011		NRG Yield, Inc (Class A)	409
47,061		NRG Yield, Inc (Class C)	809
142,240		OGE Energy Corp	5,008
36,272		ONE Gas, Inc	2,711
26,977		Ormat Technologies, Inc	1,435
27,545		Otter Tail Corp	1,311
50,689	e	Pattern Energy Group, Inc	950
352,287		PG&E Corp	14,993
73,930		Pinnacle West Capital Corp	5,956
55,254		PNM Resources, Inc	2,149
60,652		Portland General Electric Co	2,593
481,107		PPL Corp	13,736
344,938		Public Service Enterprise Group, Inc	18,675
11,616	*	Pure Cycle Corp	111
4,887	e	RGC Resources, Inc	143
95,839		SCANA Corp	3,692
180,457		Sempra Energy	20,953
12,005		SJW Corp	795
325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,642	e	South Jersey Industries, Inc	$1,963
691,486		Southern Co	32,023
34,400		Southwest Gas Corp	2,624
7,544	e	Spark Energy, Inc	74
33,979		Spire, Inc	2,401
49,399		TerraForm Power, Inc	578
123,477		UGI Corp	6,429
10,272		Unitil Corp	524
59,431		Vectren Corp	4,246
279,419	*	Vistra Energy Corp	6,611
15,334	*,e	Vivint Solar, Inc	76
218,307		WEC Energy Group, Inc	14,114
34,766		WGL Holdings, Inc	3,085
344,186		Xcel Energy, Inc	15,722
9,006		York Water Co	286
		TOTAL UTILITIES	557,727

		TOTAL COMMON STOCKS	19,126,222
		(Cost $8,647,318)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†,m	Forest Laboratories, Inc CVR	10
4,045	†,m	Omthera Pharmaceuticals, Inc CVR	3
6,981	m	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

		TOTAL RIGHTS / WARRANTS	13
		(Cost $0)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.8%
TREASURY DEBT - 0.3%
$68,040,000		United States Treasury Bill	1.810%	08/16/18	67,885
		TOTAL TREASURY DEBT			67,885

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
281,402,954	c	State Street Navigator Securities Lending Government Money Market Portfolio			281,403
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			281,403

		TOTAL SHORT-TERM INVESTMENTS			349,288
		(Cost $349,287)
326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COMPANY	VALUE (000)

TOTAL INVESTMENTS - 101.4%	$19,475,523
(Cost $8,996,605)
OTHER ASSETS & LIABILITIES, NET - (1.4)%	(269,235)
NET ASSETS - 100.0%	$19,206,288

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $272,346,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	70	9/21/18	$5,893	$5,766	$(127)
S&P 500 E Mini Index	351	9/21/18	48,659	47,764	(895)
S&P Mid-Cap 400 E Mini Index	9	9/21/18	1,799	1,761	(38)
Total	430		$56,351	$55,291	$(1,060)
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

BANK LOAN OBLIGATIONS - 0.2%

CAPITAL GOODS - 0.0%
$496,250	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.090%	01/15/25	$490
		TOTAL CAPITAL GOODS				490

CONSUMER DURABLES & APPAREL - 0.0%
895,500	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.840	12/16/24	894
		TOTAL CONSUMER DURABLES & APPAREL				894

CONSUMER SERVICES - 0.0%
492,710	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	3.940	02/17/24	490
488,392	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.490	09/15/23	489
		TOTAL CONSUMER SERVICES				979

DIVERSIFIED FINANCIALS - 0.0%
173,493	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.200	09/24/24	170
		TOTAL DIVERSIFIED FINANCIALS				170

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.466	12/31/21	1,900
		TOTAL ENERGY				1,900

FOOD & STAPLES RETAILING - 0.0%
206,910	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.319	06/22/23	205
712,376	i	YUM! Brands	LIBOR 1 M + 1.750%	3.840	04/03/25	705
		TOTAL FOOD & STAPLES RETAILING				910

FOOD, BEVERAGE & TOBACCO - 0.0%
990,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.100	05/24/24	983
		TOTAL FOOD, BEVERAGE & TOBACCO				983

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
493,750	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.840	03/01/24	492
2,461,325	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.840	02/06/24	2,363
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,855

MATERIALS - 0.1%
1,481,250	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.050	01/19/24	1,478
497,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.090	03/31/24	494
1,408,564	i	PolyOne Corp	LIBOR 1 M + 1.750%	3.800	11/11/22	1,408
		TOTAL MATERIALS				3,380

MEDIA - 0.0%
974,531	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.320	07/17/25	967
897,750	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.340	03/24/25	893
13,357	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.480	01/17/24	13

328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$102,851	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.480%	01/17/24	$103
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.570	01/15/26	744
			TOTAL MEDIA				2,720

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	123,750	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.380	04/29/24	124
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				124

RETAILING - 0.0%
	799,185	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.010	03/11/22	659
			TOTAL RETAILING				659

SOFTWARE & SERVICES - 0.0%
	1,362,507	i	First Data Corp	LIBOR 1 M + 2.000%	4.090	07/08/22	1,356
	98,507	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.090	02/22/24	98
			TOTAL SOFTWARE & SERVICES				1,454

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	868,525	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.090	12/29/22	871
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				871

TRANSPORTATION - 0.0%
	1,039,500	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.070	12/14/23	1,027
	246,875	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.090	03/11/24	244
			TOTAL TRANSPORTATION				1,271

			TOTAL BANK LOAN OBLIGATIONS				19,660
			(Cost $19,796)

BONDS - 96.9%

CORPORATE BONDS - 31.5%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	650,000	g	Adient Global Holdings Ltd		3.500	08/15/24	702
	$4,050,000		Aptiv plc		3.150	11/19/20	4,021
	8,775,000		General Motors Co		4.200	10/01/27	8,408
	6,950,000		General Motors Co		6.600	04/01/36	7,518
	3,350,000		General Motors Co		6.250	10/02/43	3,469
	6,500,000		General Motors Co		5.200	04/01/45	5,962
	1,925,000		General Motors Co		6.750	04/01/46	2,133
	2,425,000	g	Hyundai Capital America		2.600	03/19/20	2,386
	3,850,000	g	Hyundai Capital America		2.550	04/03/20	3,783
	4,800,000	g	Hyundai Capital America		3.250	09/20/22	4,668
	4,000,000	g	Hyundai Capital America		4.125	06/08/23	3,978
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	475
	$8,675,000		Magna International, Inc		3.625	06/15/24	8,651
			TOTAL AUTOMOBILES & COMPONENTS				56,154

BANKS - 6.1%
	3,075,000	g	Akbank TAS		7.200	03/16/27	2,776
	6,000,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	5,798
	4,000,000	g	Banco de Bogota S.A.		6.250	05/12/26	4,083

329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$500,000	g	Banco de Bogota S.A.	4.375%	08/03/27	$466
	14,225,000	g	Banco del Estado de Chile	2.668	01/08/21	13,834
	3,500,000	g	Banco do Brasil S.A.	4.625	01/15/25	3,224
	550,000	g	Banco General S.A.	4.125	08/07/27	515
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,599
	1,425,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	1,402
	6,400,000		Banco Santander S.A.	3.125	02/23/23	6,071
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,470
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	4,963
	2,350,000	g	Bank Nederlandse Gemeenten NV	2.500	02/28/20	2,340
	15,900,000		Bank of America Corp	2.151	11/09/20	15,540
EUR	400,000		Bank of America Corp	1.375	03/26/25	472
	$10,200,000		Bank of America Corp	3.875	08/01/25	10,146
	200,000		Bank of America Corp	4.250	10/22/26	198
EUR	300,000		Bank of America Corp	1.776	05/04/27	358
	$28,050,000		Bank of America Corp	3.248	10/21/27	26,131
	7,300,000		Bank of America Corp	3.419	12/20/28	6,871
	5,350,000		Bank of Montreal	3.803	12/15/32	4,956
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,805
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,407
	5,900,000		Barclays plc	4.338	05/16/24	5,825
	6,700,000		Barclays plc	3.650	03/16/25	6,274
	500,000		Barclays plc	5.200	05/12/26	491
	5,100,000	g	BNP Paribas S.A.	3.375	01/09/25	4,817
	1,625,000	g	BNP Paribas S.A.	4.375	03/01/33	1,524
	3,225,000	g	BPCE S.A.	3.000	05/22/22	3,116
	5,224,000	g	BPCE S.A.	4.625	07/11/24	5,156
	1,733,000	g	BPCE S.A.	4.500	03/15/25	1,689
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,198
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	26,007
	9,750,000		Capital One Bank USA NA	2.650	08/08/22	9,353
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,382
	20,320,000		Capital One NA	2.350	01/31/20	20,028
	50,075,000		Citigroup, Inc	3.200	10/21/26	46,593
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,414
	10,850,000		Citigroup, Inc	3.668	07/24/28	10,315
	175,000		Citigroup, Inc	4.650	07/30/45	174
	7,400,000		Citizens Bank NA	2.650	05/26/22	7,154
	6,500,000		Compass Bank	2.875	06/29/22	6,273
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,806
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	13,452
	19,900,000		Cooperatieve Rabobank UA	3.750	07/21/26	18,623
EUR	600,000		Credit Agricole Assurances S.A.	4.250	12/30/49	722
	$4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,815
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,320
	8,125,000	g	Credit Agricole S.A.	3.750	04/24/23	7,958
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	10,401
	2,700,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,720
EUR	500,000		Deutsche Bank AG.	1.250	09/08/21	579
	$9,200,000		Deutsche Bank AG.	3.950	02/27/23	8,831
	4,875,000		Discover Bank	3.200	08/09/21	4,819
	1,400,000		Discover Bank	3.450	07/27/26	1,299

330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$300,000	g	Export Credit Bank of Turkey	5.375%	10/24/23	$272
EUR	500,000		FCE Bank plc	1.134	02/10/22	590
	$7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,483
	5,150,000		HSBC Holdings plc	2.650	01/05/22	4,985
	6,575,000		HSBC Holdings plc	3.262	03/13/23	6,439
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	656
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,101
	8,000,000		HSBC Holdings plc	3.950	05/18/24	7,978
	250,000		HSBC Holdings plc	4.250	08/18/25	245
	11,825,000		HSBC Holdings plc	3.900	05/25/26	11,559
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,765
	6,450,000		HSBC Holdings plc	4.041	03/13/28	6,259
	13,025,000		Huntington National Bank	2.500	08/07/22	12,549
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,952
EUR	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	751
	$3,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	2,656
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	12,810
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,157
	10,850,000		JPMorgan Chase & Co	2.776	04/25/23	10,524
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,654
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	19,283
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	19,755
	5,750,000		JPMorgan Chase & Co	3.882	07/24/38	5,317
	200,000		JPMorgan Chase & Co	4.950	06/01/45	203
	2,700,000		KeyBank NA	2.500	12/15/19	2,679
	200,000		Lloyds Banking Group plc	3.574	11/07/28	184
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,461
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,793
	17,000,000		PNC Bank NA	2.600	07/21/20	16,794
	5,625,000		PNC Bank NA	2.450	11/05/20	5,528
	10,950,000		PNC Bank NA	2.700	11/01/22	10,523
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,008
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,369
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,025
	4,825,000		Santander Holdings USA, Inc	4.400	07/13/27	4,625
	3,325,000		Santander UK Group Holdings plc	3.571	01/10/23	3,234
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	12,889
	3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,800
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,574
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	3,997
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,397
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,546
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,766
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,504
	7,275,000		SunTrust Banks, Inc	4.000	05/01/25	7,308
	3,500,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	3,109
	5,000,000		Toronto-Dominion Bank	1.450	09/06/18	4,991
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,342
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,210
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,931
	4,275,000	g	Turkiye Is Bankasi	6.125	04/25/24	3,885
	5,000,000	g	UBS AG.	2.450	12/01/20	4,885
	2,650,000	g	UBS AG.	4.500	06/26/48	2,700
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,683

331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$2,325,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.842%	04/23/21	$2,329
	10,000,000	g	Westpac Banking Corp		1.850	11/26/18	9,976
	10,000,000		Westpac Banking Corp		2.750	01/11/23	9,534
	8,475,000		Westpac Banking Corp		4.322	11/23/31	8,163
	5,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	4,675
			TOTAL BANKS				816,913

CAPITAL GOODS - 0.6%
GBP	1,000,000		BAE Systems plc		4.125	06/08/22	1,436
	$250,000		Eaton Corp		4.150	11/02/42	241
	9,575,000		General Electric Co		4.125	10/09/42	8,886
GBP	650,000		Glencore Finance Europe S.A.		6.500	02/27/19	886
EUR	1,000,000		Illinois Tool Works, Inc		1.250	05/22/23	1,212
	600,000		Johnson Controls International plc		1.000	09/15/23	703
	$500,000		KLA-Tencor Corp		4.125	11/01/21	509
	8,350,000		Lockheed Martin Corp		2.500	11/23/20	8,237
	5,200,000		Lockheed Martin Corp		3.550	01/15/26	5,116
	6,375,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	6,310
	9,825,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	9,705
	3,000,000		Mosaic Co		4.050	11/15/27	2,866
EUR	500,000		Parker-Hannifin Corp		1.125	03/01/25	587
	$2,550,000		Parker-Hannifin Corp		4.100	03/01/47	2,508
	8,725,000		Rockwell Collins, Inc		3.500	03/15/27	8,314
	500,000		Rockwell Collins, Inc		4.350	04/15/47	478
	350,000	g	Stena AB		7.000	02/01/24	322
	2,075,000		Textron, Inc		3.875	03/01/25	2,050
	10,050,000		Timken Co		3.875	09/01/24	9,940
	650,000		Trimble, Inc		4.900	06/15/28	649
EUR	500,000		United Technologies Corp		1.150	05/18/24	588
	$8,225,000		United Technologies Corp		3.750	11/01/46	7,195
			TOTAL CAPITAL GOODS				78,738

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	4,875,000		AECOM		5.875	10/15/24	5,027
	4,400,000		RELX Capital, Inc		3.500	03/16/23	4,352
	11,102,000		Republic Services, Inc		3.550	06/01/22	11,170
	8,171,000		Republic Services, Inc		2.900	07/01/26	7,585
	9,650,000		Waste Management, Inc		2.900	09/15/22	9,439
	9,700,000		Waste Management, Inc		3.150	11/15/27	9,105
	2,000,000		Waste Management, Inc		3.900	03/01/35	1,944
	2,225,000		Waste Management, Inc		4.100	03/01/45	2,190
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES				50,812

CONSUMER DURABLES & APPAREL - 0.1%
	8,075,000		Newell Rubbermaid, Inc		4.200	04/01/26	7,798
EUR	500,000		Whirlpool Finance Luxembourg Sarl		1.100	11/09/27	557
			TOTAL CONSUMER DURABLES & APPAREL				8,355

CONSUMER SERVICES - 1.1%
	$1,425,000		ADT Corp		6.250	10/15/21	1,475
	1,390,000		ADT Corp		3.500	07/15/22	1,301
	9,820,000		Amherst College		4.100	11/01/45	10,176
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

EUR	680,000	g	Aramark International Finance Sarl	3.125%	04/01/25	$808
	$3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,279
	600,000	g	Boyd Gaming Corp	6.000	08/15/26	592
	2,000,000		Duke University	3.199	10/01/38	1,864
	16,000,000		George Washington University	3.545	09/15/46	14,495
	1,610,000	g	International Game Technology	6.250	02/15/22	1,650
	1,610,000	g	International Game Technology	6.500	02/15/25	1,662
EUR	500,000	g	International Game Technology plc	4.750	02/15/23	622
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,108
	750,000		MGM Resorts International	4.625	09/01/26	694
	9,605,000		Northwestern University	3.812	12/01/50	9,594
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,038
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,212
	8,108,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	8,655
	10,000,000		Princeton University	3.840	07/01/48	10,330
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	953
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	554
	$3,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	3,492
	15,000,000		Smith College	4.620	07/01/45	16,831
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,330
	21,000,000		University of Chicago	4.151	10/01/45	21,112
			TOTAL CONSUMER SERVICES			143,827

DIVERSIFIED FINANCIALS - 3.2%
	6,150,000		AerCap Ireland Capital DAC	4.125	07/03/23	6,115
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	515
	10,625,000		American Express Co	2.500	08/01/22	10,186
	300,000		American Express Credit Corp	2.375	05/26/20	296
	2,425,000		American Express Credit Corp	2.700	03/03/22	2,372
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,673
	3,050,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	2,836
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,221
	7,225,000		Bank of New York Mellon Corp	3.500	04/28/23	7,226
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	278
	4,575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	4,055
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,137
	250,000		Capital One Financial Corp	3.050	03/09/22	245
	250,000		Credit Suisse	3.625	09/09/24	246
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,372
	3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	3,792
EUR	750,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	890
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,600
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,855
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,196
	100,000		Discover Financial Services	3.950	11/06/24	98
	2,450,000	g	EDP Finance BV	3.625	07/15/24	2,346
	4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,878
	7,125,000		Ford Motor Credit Co LLC	3.200	01/15/21	7,045
	12,925,000		Ford Motor Credit Co LLC	3.815	11/02/27	11,958
	8,628,000		GE Capital International Funding Co	4.418	11/15/35	8,353
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,625
	108,000		General Electric Capital Corp	6.875	01/10/39	137
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,358
	300,000		General Motors Financial Co, Inc	4.300	07/13/25	294

333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

EUR	300,000		General Motors Financial International BV	1.875%	10/15/19	$359
	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,044
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,105
	12,416,000		Goldman Sachs Group, Inc	3.272	09/29/25	11,795
	16,150,000		Goldman Sachs Group, Inc	3.691	06/05/28	15,304
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	5,531
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,609
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	99
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	3,880
	1,266,436		Helios Leasing I LLC	2.018	05/29/24	1,228
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,725
	5,750,000	g	ICICI Bank Ltd	3.800	12/14/27	5,267
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,266
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,301
	3,050,000		Jefferies Group LLC	4.150	01/23/30	2,690
	250,000		Jefferies Group, Inc	6.450	06/08/27	270
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,620
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,377
EUR	350,000	g	Lincoln Finance Ltd	6.875	04/15/21	422
	$2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,065
	8,925,000		Morgan Stanley	2.750	05/19/22	8,644
	2,750,000		Morgan Stanley	3.737	04/24/24	2,733
	24,800,000		Morgan Stanley	3.700	10/23/24	24,473
	23,475,000		Morgan Stanley	3.125	07/27/26	21,829
	250,000		Morgan Stanley	4.350	09/08/26	247
EUR	900,000		Morgan Stanley	1.342	10/23/26	1,033
	$8,225,000		Morgan Stanley	3.625	01/20/27	7,913
	3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	3,897
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,383
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,799
	6,500,000		Raymond James Financial, Inc	4.950	07/15/46	6,605
	100,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	96
	18,900,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	17,314
	200,000		Synchrony Financial	4.250	08/15/24	196
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,319
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,728
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,173
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,252
	45,550,000		Wells Fargo & Co	2.625	07/22/22	43,877
	16,950,000		Wells Fargo & Co	3.584	05/22/28	16,234
			TOTAL DIVERSIFIED FINANCIALS			421,900

ENERGY - 3.4%
	3,725,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	3,443
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,664
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,336
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	1,999
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,500
	5,925,000		Anadarko Petroleum Corp	4.500	07/15/44	5,513
	100,000		Andeavor	5.125	12/15/26	105
	3,025,000		Andeavor Logistics LP	4.250	12/01/27	2,910
	3,100,000		Andeavor Logistics LP	5.200	12/01/47	2,988
	100,000		Apache Corp	3.250	04/15/22	97

334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$1,575,000	g	APT Pipelines Ltd	4.250%	07/15/27	$1,543
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,172
	3,800,000		BP Capital Markets plc	2.520	09/19/22	3,665
	7,500,000		BP Capital Markets plc	3.588	04/14/27	7,390
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,319
	699,000	g	California Resources Corp	8.000	12/15/22	634
	478,000		California Resources Corp	6.000	11/15/24	390
	4,200,000		Canadian Natural Resources Ltd	4.950	06/01/47	4,331
	6,500,000		Cenovus Energy, Inc	5.400	06/15/47	6,359
	3,025,000		Cimarex Energy Co	3.900	05/15/27	2,904
	6,200,000	g	Colonial Pipeline Co	4.250	04/15/48	6,007
	6,150,000		Concho Resources, Inc	3.750	10/01/27	5,907
	7,275,000		Continental Resources, Inc	3.800	06/01/24	7,094
	690,000		Continental Resources, Inc	4.375	01/15/28	684
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,372
	6,000,000		Ecopetrol S.A.	5.375	06/26/26	6,156
	650,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	612
	7,750,000		Enbridge, Inc	3.700	07/15/27	7,341
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	8,816
	7,850,000		Energy Transfer Partners LP	4.950	06/15/28	7,823
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,006
	4,775,000		Enterprise Products Operating LLC	4.450	02/15/43	4,490
	1,925,000		Enterprise Products Operating LLC	4.850	03/15/44	1,915
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	3,742
	100,000		Enterprise Products Operating LLC	5.250	08/16/77	93
	3,100,000		EQT Midstream Partners LP	4.125	12/01/26	2,856
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,227
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,662
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	289
	200,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	192
	3,000,000		HollyFrontier Corp	5.875	04/01/26	3,233
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,759
	5,275,000	g	KazMunayGas National Co JSC	5.375	04/24/30	5,284
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	2,920
EUR	500,000		Kinder Morgan, Inc	2.250	03/16/27	602
	$9,200,000		Kinder Morgan, Inc	4.300	03/01/28	8,913
	2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,181
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,704
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,954
	3,000,000		Marathon Oil Corp	5.200	06/01/45	3,156
	4,240,000		MPLX LP	5.500	02/15/23	4,320
	11,387,000		MPLX LP	4.125	03/01/27	10,858
	5,850,000		MPLX LP	4.000	03/15/28	5,564
	6,150,000		MPLX LP	4.500	04/15/38	5,677
	6,150,000		MPLX LP	4.700	04/15/48	5,707
	900,000		Noble Energy, Inc	3.900	11/15/24	887
	9,500,000		Noble Energy, Inc	3.850	01/15/28	9,075
	6,075,000		Noble Energy, Inc	5.050	11/15/44	6,067
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,500
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,812
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,478
	2,500,000		ONEOK, Inc	4.000	07/13/27	2,418
	6,150,000	h	ONEOK, Inc	4.550	07/15/28	6,202
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,063

335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,050,000	g	Peru LNG Srl	5.375%	03/22/30	$3,019
	2,335,000	g	Petrobras Global Finance BV	5.999	01/27/28	2,113
	400,000		Petrobras Global Finance BV	5.750	02/01/29	352
	750,000		Petrobras Global Finance BV	7.250	03/17/44	694
	4,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	3,828
	6,750,000		Petroleos Mexicanos	6.375	02/04/21	7,104
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,513
	825,000		Petroleos Mexicanos	5.375	03/13/22	846
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	428
	$9,000,000		Petroleos Mexicanos	1.950	12/20/22	8,789
	4,815,000		Petroleos Mexicanos	2.000	12/20/22	4,708
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,520
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,659
	1,775,000		Petroleos Mexicanos	6.500	03/13/27	1,816
	3,300,000	g	Petroleos Mexicanos	5.350	02/12/28	3,115
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,232
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,526
	1,800,000		Petroleos Mexicanos	6.750	09/21/47	1,711
	2,600,000	g	Petroleos Mexicanos	6.350	02/12/48	2,353
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,146
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,068
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,532
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	653
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,693
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,042
	100,000		Plains All American Pipeline LP	4.500	12/15/26	98
	3,335,000		Range Resources Corp	5.000	08/15/22	3,302
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,207
	4,750,000	g	Reliance Industries Ltd	3.667	11/30/27	4,361
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	9,493
	6,000,000		Shell International Finance BV	2.375	08/21/22	5,804
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,775
	6,825,000		Shell International Finance BV	4.000	05/10/46	6,604
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,766
	5,300,000		Statoil ASA	2.450	01/17/23	5,111
	250,000		Suncor Energy, Inc	3.600	12/01/24	247
	4,200,000		Suncor Energy, Inc	4.000	11/15/47	3,919
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,072
	1,000,000	g	Sunoco LP	4.875	01/15/23	960
	600,000		Targa Resources Partners LP	5.125	02/01/25	592
	1,000,000	g	Targa Resources Partners LP	5.875	04/15/26	1,007
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	785
	$2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,708
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,099
	6,150,000		Valero Energy Partners LP	4.500	03/15/28	6,044
	3,850,000		Western Gas Partners LP	3.950	06/01/25	3,630
	4,550,000		Western Gas Partners LP	4.650	07/01/26	4,468
	5,075,000		Williams Partners LP	3.600	03/15/22	5,049
	1,500,000		Williams Partners LP	3.750	06/15/27	1,416
	1,175,000		Williams Partners LP	4.900	01/15/45	1,122
	350,000		WPX Energy, Inc	8.250	08/01/23	396
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,361
	3,500,000	g	YPF S.A.	8.500	07/28/25	3,333

336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,225,000	g	YPF S.A.	6.950%	07/21/27	$1,908
	4,725,000	g	YPF S.A.	7.000	12/15/47	3,567
			TOTAL ENERGY			453,544

FOOD & STAPLES RETAILING - 0.6%
	9,200,000		CVS Health Corp	3.700	03/09/23	9,106
	15,950,000		CVS Health Corp	2.875	06/01/26	14,514
	18,875,000		CVS Health Corp	4.300	03/25/28	18,611
	20,300,000		CVS Health Corp	4.780	03/25/38	20,066
	150,000		CVS Health Corp	5.125	07/20/45	152
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,826
	5,575,000		Kroger Co	3.700	08/01/27	5,299
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,205
	$7,575,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	7,065
			TOTAL FOOD & STAPLES RETAILING			80,844

FOOD, BEVERAGE & TOBACCO - 1.0%
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,508
	20,025,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	19,851
	16,510,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	16,168
	10,725,000		Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	10,696
	6,825,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	6,692
	8,125,000	g	BAT Capital Corp	3.557	08/15/27	7,557
	4,300,000		Constellation Brands, Inc	3.600	02/15/28	4,063
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,015
	3,500,000	g	Cosan Ltd	5.950	09/20/24	3,265
	5,800,000		Diageo Capital plc	3.500	09/18/23	5,818
	4,925,000		Diageo Capital plc	3.875	05/18/28	4,964
	4,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	3,634
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	2,370
EUR	465,000		Heineken NV	2.875	08/04/25	611
	$8,425,000	g	Heineken NV	3.500	01/29/28	8,105
	3,600,000	g	Heineken NV	4.350	03/29/47	3,554
	150,000		JM Smucker Co	4.375	03/15/45	139
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	194
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,216
	9,200,000		Mondelez International, Inc	4.125	05/07/28	9,118
	3,125,000		PepsiCo, Inc	3.450	10/06/46	2,794
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,934
	450,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	430
	4,600,000		Tyson Foods, Inc	3.550	06/02/27	4,350
			TOTAL FOOD, BEVERAGE & TOBACCO			137,046

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	11,100,000		Anthem, Inc	3.650	12/01/27	10,511
EUR	430,000		Becton Dickinson and Co	1.401	05/24/23	506
	470,000		Becton Dickinson and Co	1.900	12/15/26	546
	$17,775,000		Becton Dickinson and Co	3.700	06/06/27	16,806
	400,000		Becton Dickinson and Co	4.685	12/15/44	387
	7,250,000		Cardinal Health, Inc	3.410	06/15/27	6,660
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,771
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,104
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	580

337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$9,100,000		Express Scripts Holding Co		3.400%	03/01/27	$8,312
	6,055,000		Johns Hopkins Health System Corp		3.837	05/15/46	5,813
	200,000		Laboratory Corp of America Holdings		3.600	02/01/25	195
	13,385,000		Lutheran Medical Center		1.982	02/20/30	12,262
	3,700,000		Medtronic, Inc		4.625	03/15/45	3,919
	12,500,000		Mercy Health		3.382	11/01/25	12,129
	5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	4,739
	2,000,000		Tenet Healthcare Corp		4.375	10/01/21	1,967
EUR	150,000		Thermo Fisher Scientific, Inc		1.400	01/23/26	175
	$5,350,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	4,941
	2,225,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	2,079
EUR	300,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	349
	325,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	389
	$2,150,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	2,134
	3,745,000		Zimmer Holdings, Inc		3.550	04/01/25	3,564
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				106,838

INSURANCE - 1.2%
	6,250,000		ACE INA Holdings, Inc		2.875	11/03/22	6,139
	1,925,000		Aetna, Inc		6.625	06/15/36	2,374
	5,500,000		Allstate Corp		3.280	12/15/26	5,282
	8,500,000		Allstate Corp		5.750	08/15/53	8,734
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,533
EUR	650,000		American International Group, Inc		1.500	06/08/23	778
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,413
	6,750,000		American International Group, Inc		3.900	04/01/26	6,526
	2,875,000		American International Group, Inc		4.200	04/01/28	2,808
	200,000		American International Group, Inc		3.875	01/15/35	178
	12,975,000		Aon plc		3.500	06/14/24	12,616
	500,000	g	AXA Equitable Holdings, Inc		5.000	04/20/48	460
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	19,883
EUR	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	578
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,523
	3,050,000		CNA Financial Corp		3.450	08/15/27	2,825
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.093	07/13/20	7,565
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	290
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,734
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,274
	6,250,000		Humana, Inc		3.950	03/15/27	6,144
	3,300,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	3,338
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	934
	$2,425,000		Lincoln National Corp		3.800	03/01/28	2,316
	3,250,000		Markel Corp		3.500	11/01/27	3,016
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,583
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,334
	4,325,000		MetLife, Inc		3.600	11/13/25	4,263
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,384
	9,200,000		Prudential Financial, Inc		3.878	03/27/28	9,090
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,379
	10,925,000		Travelers Cos, Inc		4.000	05/30/47	10,499
	5,775,000		UnitedHealth Group, Inc		2.950	10/15/27	5,387
	4,625,000		UnitedHealth Group, Inc		3.750	10/15/47	4,247
	7,750,000	g,i	Vitality Re IX Ltd		3.512	01/10/22	7,778

338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$50,000		WellPoint, Inc	4.625%	05/15/42	$48
	500,000		Willis Group Holdings plc	5.750	03/15/21	527
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,500
			TOTAL INSURANCE			167,280

MATERIALS - 1.0%
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	6,743
	3,349,000		Albemarle Corp	5.450	12/01/44	3,562
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	1,019
	250,000		Ball Corp	4.375	12/15/23	326
	$2,534,000		Barrick Gold Corp	3.850	04/01/22	2,570
	5,075,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	4,707
	2,275,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	2,214
	2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,289
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,314
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	3,982
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	3,715
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,058
	3,725,000	g	CRH America Finance, Inc	3.950	04/04/28	3,591
	6,200,000	g	CRH America Finance, Inc	4.500	04/04/48	5,811
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,362
	3,250,000		Dow Chemical Co	4.375	11/15/42	3,083
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,033
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,061
	2,800,000	g	Equate Petrochemical BV	3.000	03/03/22	2,678
	6,500,000	g	Glencore Funding LLC	4.000	03/27/27	6,133
	11,725,000		International Paper Co	3.000	02/15/27	10,610
	6,925,000		International Paper Co	4.350	08/15/48	6,207
	4,300,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,137
	2,400,000	g	Israel Chemicals Ltd	6.375	05/31/38	2,362
	3,850,000	g	Klabin Finance S.A.	4.875	09/19/27	3,467
	3,250,000		LYB International Finance II BV	3.500	03/02/27	3,047
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,386
	3,200,000		Newmont Mining Corp	4.875	03/15/42	3,207
	4,900,000	g	Nexa Resources S.A.	5.375	05/04/27	4,753
	3,500,000	g	Nova Chemicals Corp	4.875	06/01/24	3,325
	6,150,000		Nucor Corp	3.950	05/01/28	6,156
	2,950,000		Nutrien Ltd	3.375	03/15/25	2,776
	2,925,000		Nutrien Ltd	4.125	03/15/35	2,710
	500,000		Nutrien Ltd	5.250	01/15/45	517
EUR	125,000	g	OCI NV	5.000	04/15/23	149
	$3,000,000	g	OCP S.A.	4.500	10/22/25	2,852
EUR	250,000	g	OI European Group BV	3.125	11/15/24	294
	$5,000,000		Rock Tenn Co	3.500	03/01/20	5,010
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,252
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,342
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	886
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,816
	4,400,000	g	WestRock Co	3.750	03/15/25	4,316
			TOTAL MATERIALS			138,828

MEDIA - 1.2%
	100,000		21st Century Fox America, Inc	3.375	11/15/26	96
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,612

339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$1,578,000		21st Century Fox America, Inc	6.550%	03/15/33	$1,883
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,384
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	569
	$1,750,000	g	CBS Corp	2.900	06/01/23	1,664
	4,200,000		CBS Corp	2.900	01/15/27	3,743
	2,500,000		CBS Corp	3.375	02/15/28	2,225
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,224
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,455
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	19,460
	3,400,000		Charter Communications Operating LLC	5.375	05/01/47	3,085
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,430
	10,650,000		Comcast Corp	2.350	01/15/27	9,328
	18,200,000		Comcast Corp	3.200	07/15/36	15,131
	3,000,000		Comcast Corp	3.900	03/01/38	2,731
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,824
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	386
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,325
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,032
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,643
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	9,922
	1,930,000	g	Tegna, Inc	4.875	09/15/21	1,932
	2,925,000	g	Tegna, Inc	5.500	09/15/24	2,925
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,548
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,346
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,407
	4,045,000		Time Warner, Inc	2.950	07/15/26	3,635
	7,500,000		Time Warner, Inc	3.800	02/15/27	7,091
	150,000		Time Warner, Inc	4.850	07/15/45	137
	5,000,000		Viacom, Inc	3.450	10/04/26	4,577
	1,150,000		Viacom, Inc	5.850	09/01/43	1,155
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	661
			TOTAL MEDIA			166,566

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,733
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,111
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,461
	14,350,000		AbbVie, Inc	3.200	05/14/26	13,382
	150,000		AbbVie, Inc	4.500	05/14/35	147
	6,700,000		AbbVie, Inc	4.400	11/06/42	6,359
	8,700,000		Actavis Funding SCS	3.800	03/15/25	8,446
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,008
	134,000		Actavis Funding SCS	4.750	03/15/45	129
	10,990,000		Amgen, Inc	2.600	08/19/26	9,916
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,290
	2,900,000		Celgene Corp	3.875	08/15/25	2,817
	13,600,000		Celgene Corp	3.450	11/15/27	12,500
	6,025,000		Celgene Corp	3.900	02/20/28	5,712
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,101
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	1,707
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	4,846
	5,750,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	5,794
	8,150,000		Johnson & Johnson	2.900	01/15/28	7,776

340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,750,000		Johnson & Johnson	3.400%	01/15/38	$3,539
	3,300,000		Mylan NV	3.950	06/15/26	3,155
	5,750,000	g	Mylan, Inc	4.550	04/15/28	5,617
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,260
	500,000		Perrigo Finance plc	3.900	12/15/24	485
	2,675,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	2,671
	17,825,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	14,321
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			167,283

REAL ESTATE - 1.2%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,616
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,209
	5,950,000		American Tower Corp	3.000	06/15/23	5,703
EUR	600,000		American Tower Corp	1.950	05/22/26	708
	$2,418,000		American Tower Corp	3.375	10/15/26	2,237
	1,600,000		American Tower Corp	3.600	01/15/28	1,482
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,502
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,564
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,617
	5,250,000		Brixmor Operating Partnership LP	4.125	06/15/26	5,080
	4,050,000		Brixmor Operating Partnership LP	3.900	03/15/27	3,827
	3,965,000		Camden Property Trust	4.625	06/15/21	4,089
	3,000,000		Camden Property Trust	2.950	12/15/22	2,920
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,031
	2,275,000		Crown Castle International Corp	3.700	06/15/26	2,144
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,581
	5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,360
	2,968,000		DDR Corp	3.625	02/01/25	2,816
	350,000		DDR Corp	4.700	06/01/27	352
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	2,921
	1,600,000		Duke Realty LP	3.250	06/30/26	1,500
	2,750,000		Equity One, Inc	3.750	11/15/22	2,738
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,699
	78,000		HCP, Inc	5.375	02/01/21	81
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,595
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,437
	3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,687
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,489
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	5,872
	1,950,000		Highwoods Realty LP	3.875	03/01/27	1,877
	2,900,000		Highwoods Realty LP	4.125	03/15/28	2,847
	1,700,000		Kimco Realty Corp	3.800	04/01/27	1,616
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,311
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,447
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,260
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,425
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,604
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,289
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,526
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,839
	7,225,000		Regency Centers LP	3.900	11/01/25	7,068
	4,750,000		Regency Centers LP	3.600	02/01/27	4,512
	405,000		Ventas Realty LP	3.125	06/15/23	392
	6,150,000		Ventas Realty LP	4.000	03/01/28	5,943

341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$1,170,000		Weingarten Realty Investors	3.375%	10/15/22	$1,154
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,731
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,081
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,836
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,197
	3,575,000		Welltower, Inc	4.000	06/01/25	3,505
			TOTAL REAL ESTATE			165,317

RETAILING - 0.6%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	595
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,738
	100,000		Best Buy Co, Inc	5.500	03/15/21	105
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,632
	8,725,000		Home Depot, Inc	3.350	09/15/25	8,585
	5,175,000		Home Depot, Inc	3.000	04/01/26	4,943
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,553
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,493
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	4,952
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,823
GBP	1,050,000		Rolls-Royce plc	3.375	06/18/26	1,496
	$5,800,000		Target Corp	2.500	04/15/26	5,327
	5,625,000		Target Corp	3.625	04/15/46	5,007
	18,400,000		Walmart, Inc	3.700	06/26/28	18,521
	6,150,000		Walmart, Inc	3.950	06/28/38	6,145
			TOTAL RETAILING			77,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
	15,640,000		Intel Corp	2.875	05/11/24	15,141
	4,800,000		Intel Corp	2.600	05/19/26	4,474
	2,500,000		Intel Corp	3.734	12/08/47	2,353
	3,475,000		Maxim Integrated Products, Inc	3.450	06/15/27	3,284
	5,800,000	g	Microchip Technology, Inc	3.922	06/01/21	5,809
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,326
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,147
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			37,534

SOFTWARE & SERVICES - 0.8%
	4,175,000		Activision Blizzard Inc	2.300	09/15/21	4,039
	4,350,000		Activision Blizzard Inc	3.400	09/15/26	4,129
	5,200,000		Baidu, Inc	2.875	07/06/22	5,008
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,421
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	196
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	434
	$30,200,000		Microsoft Corp	2.400	08/08/26	27,926
	3,750,000		Microsoft Corp	4.100	02/06/37	3,905
	5,850,000		Microsoft Corp	3.700	08/08/46	5,679
	1,475,000		NCR Corp	4.625	02/15/21	1,464
	525,000		NCR Corp	5.875	12/15/21	533
	12,600,000		Oracle Corp	2.500	05/15/22	12,266
	14,375,000		Oracle Corp	2.650	07/15/26	13,252
	4,900,000		Oracle Corp	3.800	11/15/37	4,632
	6,300,000		Oracle Corp	4.000	11/15/47	5,944

342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,425,000		salesforce.com, Inc	3.700%	04/11/28	$2,407
	5,425,000		Total System Services, Inc	4.450	06/01/28	5,393
			TOTAL SOFTWARE & SERVICES			108,628

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,455
	8,075,000		Apple, Inc	2.450	08/04/26	7,409
	31,025,000		Apple, Inc	3.200	05/11/27	29,927
EUR	750,000		Apple, Inc	1.375	05/24/29	886
	$4,525,000		Apple, Inc	4.650	02/23/46	4,871
	4,075,000		Broadcom Corp	3.875	01/15/27	3,853
	4,150,000		Broadcom Corp	3.500	01/15/28	3,778
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	18,853
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,613
	2,075,000		Corning, Inc	4.375	11/15/57	1,807
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,362
	10,550,000	g	Dell International LLC	6.020	06/15/26	11,091
	3,150,000		L3 Technologies, Inc	3.850	06/15/23	3,142
	2,900,000		Motorola Solutions, Inc	4.600	02/23/28	2,883
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,042
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,699
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	482
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,134
	250,000		Xerox Corp	3.625	03/15/23	239
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			122,526

TELECOMMUNICATION SERVICES - 1.3%
EUR	500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	587
	$40,275,000		AT&T, Inc	3.400	05/15/25	37,877
EUR	500,000	g	AT&T, Inc	2.350	09/05/29	589
	$21,900,000	g	AT&T, Inc	4.300	02/15/30	20,707
	9,000,000		AT&T, Inc	4.500	05/15/35	8,320
	200,000		AT&T, Inc	4.300	12/15/42	170
	150,000		AT&T, Inc	4.800	06/15/44	136
	6,525,000	g	AT&T, Inc	5.150	11/15/46	6,143
	4,525,000		AT&T, Inc	4.500	03/09/48	3,884
	500,000	g	AT&T, Inc	5.300	08/15/58	465
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,346
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,299
	3,950,000		France Telecom S.A.	5.375	01/13/42	4,310
	6,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	6,006
	3,500,000	†,g,q	Oi S.A.	5.750	02/10/22	1,592
	3,925,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	3,848
	1,875,000	g	SK Telecom Co Ltd	3.750	04/16/23	1,856
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,054
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,412
	3,150,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,847
	4,350,000		Verizon Communications, Inc	3.376	02/15/25	4,178
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	462
	$9,392,000	g	Verizon Communications, Inc	4.329	09/21/28	9,308
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	460
	$30,520,000		Verizon Communications, Inc	4.272	01/15/36	28,137
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	344
	$10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,803

343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,350,000		Verizon Communications, Inc	4.125%	08/15/46	$2,859
	400,000		Verizon Communications, Inc	5.012	08/21/54	376
EUR	500,000	g	Virgin Media Finance plc	4.500	01/15/25	589
	$8,700,000		Vodafone Group plc	4.375	05/30/28	8,587
			TOTAL TELECOMMUNICATION SERVICES			177,551

TRANSPORTATION - 0.7%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,421
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	70
	6,200,000		Canadian Pacific Railway Co	2.900	02/01/25	5,901
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	214
	5,000,000		CSX Corp	3.250	06/01/27	4,697
	150,000		CSX Corp	4.100	03/15/44	140
	4,000,000		CSX Corp	3.800	11/01/46	3,541
	3,000,000		CSX Corp	4.300	03/01/48	2,856
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,143
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	6,026
	100,000		FedEx Corp	3.875	08/01/42	89
	2,830,000		FedEx Corp	4.100	02/01/45	2,548
	7,425,000		FedEx Corp	4.050	02/15/48	6,657
	10,000,000		Kansas City Southern	2.350	05/15/20	9,816
	7,025,000		Norfolk Southern Corp	4.050	08/15/52	6,401
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,397
	3,500,000		Northrop Grumman Corp	4.030	10/15/47	3,279
	4,475,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	4,441
	9,200,000		Union Pacific Corp	4.500	09/10/48	9,283
			TOTAL TRANSPORTATION			87,920

UTILITIES - 3.3%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,578
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,610
	1,600,000		AES Corp	4.500	03/15/23	1,586
	1,775,000		AES Corp	4.875	05/15/23	1,771
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,337
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,080
	3,475,000		Alabama Power Co	4.150	08/15/44	3,427
	400,000		American Electric Power Co, Inc	3.200	11/13/27	374
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,586
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,310
	7,175,000		American Water Capital Corp	3.750	09/01/47	6,619
	5,500,000		Atmos Energy Corp	8.500	03/15/19	5,708
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,185
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,084
	6,800,000	g	Bayer US Finance II LLC	4.375	12/15/28	6,810
	4,650,000	g	Bayer US Finance II LLC	4.875	06/25/48	4,694
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,633
	6,225,000		Black Hills Corp	4.250	11/30/23	6,322
	1,575,000		Black Hills Corp	3.150	01/15/27	1,455
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	4,836
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,750
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,190
	2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,586
	43,402,539		CES MU2 LLC	1.994	05/13/27	41,335

344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,840,000	g	CEZ AS.	4.250%	04/03/22	$3,908
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,577
	200,000		CMS Energy Corp	3.450	08/15/27	191
	200,000		Commonwealth Edison Co	2.950	08/15/27	189
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,098
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,793
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,414
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,599
	5,750,000		DTE Electric Co	3.750	08/15/47	5,433
	200,000		DTE Energy Co	3.800	03/15/27	195
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,424
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,573
	8,675,000		Duke Energy Corp	2.650	09/01/26	7,811
	750,000		Duke Energy Corp	4.800	12/15/45	784
	8,794,789		Duke Energy Florida Project Finance LLC	1.196	03/01/20	8,664
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,800
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,475
	7,040,000		DY8 Leasing LLC	2.627	04/29/26	6,921
	10,445,753		DY9 Leasing LLC	2.372	03/19/27	10,137
	200,000		Emera US Finance LP	3.550	06/15/26	188
	7,300,000		Enel Chile S.A.	4.875	06/12/28	7,351
EUR	600,000		Engie S.A.	2.375	05/19/26	771
	$5,700,000		Entergy Corp	2.950	09/01/26	5,204
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,644
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,385
	300,000		FirstEnergy Corp	3.900	07/15/27	291
	8,150,000		Fortis, Inc	3.055	10/04/26	7,423
	350,000		Georgia Power Co	3.250	03/30/27	331
	1,681,429		Golondrina Leasing LLC	1.822	05/03/25	1,612
	1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,605
EUR	500,000		Iberdrola International BV	1.125	04/21/26	577
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,147
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,364
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,772
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,334
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,908
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,035
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,189
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,037
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	5,711
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,725
	800,000	g	Minejesa Capital BV	5.625	08/10/37	720
	2,800,000		Nevada Power Co	6.500	08/01/18	2,808
	3,335,000		Nevada Power Co	5.450	05/15/41	3,817
	13,125,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	12,611
	9,750,000		NiSource Finance Corp	3.490	05/15/27	9,332
	200,000		NiSource Finance Corp	4.800	02/15/44	207
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,050
	6,150,000		Ohio Power Co	4.150	04/01/48	6,180
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,043
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,482
	2,700,000		Pacific Gas & Electric Co	3.750	08/15/42	2,226
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,198
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,558

345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$4,600,000	g	Perusahaan Listrik Negara PT	4.125%	05/15/27	$4,245
2,975,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	3,021
750,000		Potomac Electric Power Co	7.900	12/15/38	1,091
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,030
200,000		PPL Capital Funding, Inc	3.100	05/15/26	186
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,991
3,825,000		Progress Energy, Inc	7.050	03/15/19	3,935
9,725,000		PSEG Power LLC	3.850	06/01/23	9,677
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,033
2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,684
3,499,596		Santa Rosa Leasing LLC	1.693	08/15/24	3,362
5,550,000		Sempra Energy	2.875	10/01/22	5,376
200,000		South Carolina Electric & Gas Co	4.350	02/01/42	190
1,900,000		Southern California Edison Co	4.125	03/01/48	1,796
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,838
8,250,000		Southern Power Co	2.500	12/15/21	8,016
7,825,000		Southern Power Co	4.150	12/01/25	7,835
7,375,000		Southwest Gas Corp	3.700	04/01/28	7,350
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,639
300,000		Virginia Electric & Power Co	2.950	11/15/26	281
6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,377
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,050
3,175,000		Xcel Energy, Inc	3.350	12/01/26	3,047
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,082
		TOTAL UTILITIES			439,820

		TOTAL CORPORATE BONDS			4,212,139
		(Cost $4,329,070)

GOVERNMENT BONDS - 46.7%

AGENCY SECURITIES - 1.8%
7,771,086		AMAL Ltd	3.465	08/21/21	7,842
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,447
4,255,384		Export Lease Ten Co LLC	1.650	05/07/25	4,054
250,000		Federal Home Loan Bank (FHLB)	1.125	07/14/21	239
300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	295
12,744,025		Helios Leasing II LLC	2.668	03/18/25	12,577
13,091,250		HNA LLC	2.291	06/30/27	12,620
8,335,000		Montefiore Medical Center	2.152	10/20/26	7,841
3,623,046		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,459
8,096,743		Premier Aircraft Leasing	3.576	02/06/22	8,191
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,071
7,240,000		PEFCO	1.450	08/15/19	7,156
27,750,000		PEFCO	2.250	03/15/20	27,557
35,000,000		PEFCO	4.300	12/15/21	36,591
25,747,000		PEFCO	2.050	11/15/22	24,886
32,948,474		Tagua Leasing LLC	1.900	07/12/24	31,851
1,789,322		Union 12 Leasing LLC	2.164	02/17/24	1,745
12,545,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,871
2,524,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,532
7,774,888		Windermere Aviation LLC	2.351	05/27/26	7,553

346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$17,653,698		Zarapito Leasing LLC	2.628%	11/12/26	$17,322
			TOTAL AGENCY SECURITIES			234,700

FOREIGN GOVERNMENT BONDS - 5.4%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,800
	15,000,000		African Development Bank	1.375	12/17/18	14,937
	750,000	g	Angolan Government International Bond	8.250	05/09/28	750
	5,575,000		Argentina Republic Government International Bond	5.875	01/11/28	4,530
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,387
	1,700,000		Australia Government International Bond	2.250	05/21/28	1,218
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,978
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,058
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,196
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,730
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,179
	$3,300,000		Brazilian Government International Bond	5.625	02/21/47	2,802
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,236
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,931
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,816
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,844
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	503
CAD	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,104
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,103
	$8,800,000		Chile Government International Bond	3.240	02/06/28	8,400
	100,000		Colombia Government International Bond	7.375	03/18/19	103
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,813
	4,000,000		Colombia Government International Bond	5.000	06/15/45	3,935
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,456
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	19,683
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	15,762
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	1,014
	$2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	1,898
	1,000,000	g	Ecuador Government International Bond	7.875	01/23/28	838
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,156
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	3,815
	10,000,000		European Investment Bank	2.500	04/15/21	9,908
	250,000		European Investment Bank	3.250	01/29/24	253
	3,500,000		European Investment Bank	4.875	02/15/36	4,320
	3,575,000	g	Export Credit Bank of Turkey	4.250	09/18/22	3,189
	15,000,000		Export Development Canada	2.000	11/30/20	14,740
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,970
	5,800,000	g	Export-Import Bank of India	3.875	02/01/28	5,448
	4,950,000		Export-Import Bank of Korea	2.250	01/21/20	4,874
EUR	2,762,000		France Government Bond OAT	1.750	11/25/24	3,567
	3,100,000		French Republic Government Bond OAT	0.750	05/25/28	3,666
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,499
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,552
	$1,000,000	g	Ghana Government International Bond	8.627	06/16/49	971
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,440
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,855
EUR	1,575,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,937
	3,600,000	g	Hellenic Republic Government Bond	3.375	02/15/25	4,160
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,766
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,876

347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

IDR	18,000,000,000		Indonesia Treasury Bond		8.250%	07/15/21	$1,277
AUD	500,000		Inter-American Development Bank		4.750	08/27/24	410
	900,000		Inter-American Development Bank		2.750	10/30/25	654
	1,300,000		International Bank for Reconstruction & Development		2.800	01/13/21	972
ILS	3,600,000	i	Israel Government International Bond-FRN		0.180	05/31/26	977
	$6,200,000		Israel Government International Bond		3.250	01/17/28	5,981
	4,375,000		Israel Government International Bond		4.125	01/17/48	4,121
ILS	3,100,000		Israel Government International Bond-Fixed		5.500	01/31/42	1,211
EUR	2,250,000		Italy Buoni Poliennali Del Tesoro		0.350	06/15/20	2,608
	1,250,000		Italy Buoni Poliennali Del Tesoro		0.050	04/15/21	1,419
	4,525,000		Italy Buoni Poliennali Del Tesoro		0.900	08/01/22	5,142
	5,925,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	6,306
	1,225,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,379
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/360 + 1.100%	0.829	10/15/24	952
	$5,310,000		Italy Government International Bond		6.875	09/27/23	5,869
	2,457,000	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	2,273
EUR	1,000,000	g	Ivory Coast Government International Bond		6.625	03/22/48	1,097
	$3,050,000		Jamaica Government International Bond		8.000	03/15/39	3,418
	6,000,000		Japan Bank for International Cooperation		2.375	04/20/26	5,655
	2,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,955
	2,700,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	2,630
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,885
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,049
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	959
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,261
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,015
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,365
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,083
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,060
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,637
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,867
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,052
	120,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	1,115
	165,000,000		Japan Government Twenty Year Bond		0.500	03/20/38	1,491
	445,000,000		Japan Government Two Year Bond		0.100	02/15/19	4,025
	280,000,000		Japan Government Two Year Bond		0.100	04/15/19	2,534
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	434
	1,900,000	g	Kenya Government International Bond		7.250	02/28/28	1,823
	18,750,000		KFW		2.625	01/25/22	18,589
EUR	1,025,000	g	Kingdom of Belgium Government Bond		1.600	06/22/47	1,196
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,573
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,865
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,635
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	585
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,957
	2,600,000		Korea Development Bank		2.500	03/11/20	2,565
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.876	03/12/21	3,996
	6,000,000	g	Korea Housing Finance Corp		1.625	09/15/18	5,980
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,541
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,598

348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

KRW	984,000,000		Korea Treasury Bond	1.250%	12/10/19	$874
	3,920,000,000		Korea Treasury Bond	2.000	03/10/21	3,505
	1,900,000,000		Korea Treasury Bond	1.375	09/10/21	1,663
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,487
	$7,050,000	g	Kuwait International Government Bond	2.750	03/20/22	6,866
	1,750,000		Lebanon Government International Bond	6.750	11/29/27	1,355
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	5,782
MXN	14,500,000		Mexican Bonos	8.000	12/07/23	741
	23,500,000		Mexican Bonos	5.750	03/05/26	1,057
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	4,811
	5,100,000		Mexico Government International Bond	4.150	03/28/27	5,021
	6,650,000		Mexico Government International Bond	4.750	03/08/44	6,197
	525,000	g	Mongolia Government International Bond	5.625	05/01/23	496
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	5,796
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,846
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	2,832
EUR	2,150,000	g	Netherlands Government International Bond	0.750	07/15/28	2,578
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	402
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	542
	$3,050,000	g	Nigeria Government International Bond	6.500	11/28/27	2,833
	1,550,000	g	Nigeria Government International Bond	7.143	02/23/30	1,461
NOK	26,000,000	g	Norway Government International Bond	2.000	04/26/28	3,257
	$5,000,000	g	Pakistan Government International Bond	6.875	12/05/27	4,349
	4,000,000		Panama Government International Bond	6.700	01/26/36	4,900
	3,000,000		Panama Government International Bond	4.500	05/15/47	2,910
	3,150,000	g	Paraguay Government International Bond	5.600	03/13/48	3,056
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	3,915
	11,775,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	11,492
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,763
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,403
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,613
	625,000	g	Petroamazonas EP	4.625	11/06/20	566
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,560
	3,000,000		Philippine Government International Bond	3.700	02/02/42	2,749
	6,150,000		Poland Government International Bond	5.000	03/23/22	6,484
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,886
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,411
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,765
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,583
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	9,893
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	22,822
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,815
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,259
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,225
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,843
	2,000,000	g	Qatar Government International Bond	3.875	04/23/23	1,998
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,007
PLN	4,000,000		Republic of Poland Government International Bond	3.250	07/25/25	1,086
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,338

349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$100,000		Republic of the Philippines	6.500%	01/20/20	$105
	6,176,000	g	Romanian Government International Bond	5.125	06/15/48	5,935
RUB	88,750,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,394
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,372
	4,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	4,056
	3,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	2,888
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,440
	3,775,000	g	Saudi Government International Bond	2.875	03/04/23	3,631
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,747
	14,775,000	g	Saudi Government International Bond	4.500	04/17/30	14,744
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,087
	$2,600,000	g	Senegal Government International Bond	6.250	05/23/33	2,302
	4,000,000	g	Senegal Government International Bond	6.750	03/13/48	3,408
SGD	2,020,000		Singapore Government International Bond	2.000	07/01/20	1,483
	4,250,000		Singapore Government International Bond	1.750	04/01/22	3,075
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,104
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	974
	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,005
EUR	3,320,000		Spain Government International Bond	0.400	04/30/22	3,919
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,359
	1,070,000	g	Spain Government International Bond	1.400	07/30/28	1,251
	600,000	g	Spain Government International Bond	2.350	07/30/33	742
	1,000,000	g	Spain Government International Bond	2.700	10/31/48	1,211
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	2,947
	1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,197
	1,500,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,450
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,887
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	579
THB	26,500,000		Thailand Government International Bond	1.875	06/17/22	796
	47,900,000		Thailand Government International Bond	3.400	06/17/36	1,473
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	397
	2,175,000		Treasury Corp of Victoria	3.000	10/20/28	1,616
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,207
	5,750,000		Turkey Government International Bond	5.750	03/22/24	5,536
	2,600,000		Turkey Government International Bond	6.000	03/25/27	2,442
	5,650,000		Turkey Government International Bond	5.125	02/17/28	4,970
	2,950,000		Turkey Government International Bond	6.875	03/17/36	2,771
	6,300,000	g	Ukraine Government International Bond	7.375	09/25/32	5,393
GBP	2,375,000		United Kingdom Gilt	1.750	07/22/19	3,170
	2,365,000		United Kingdom Gilt	2.750	09/07/24	3,429
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,422
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,842
	2,150,000		United Kingdom Gilt	1.500	07/22/47	2,686
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	655
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,382
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	600
	$6,750,000		Uruguay Government International Bond	5.100	06/18/50	6,636
			TOTAL FOREIGN GOVERNMENT BONDS			720,815

MORTGAGE BACKED - 17.5%
	34,962,898		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	35,358
	9,340,092		FHLMC	3.000	03/15/44	9,135

350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$25,731,373		FHLMC		3.500%	09/15/44	$25,779
25,595,915	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	27,167
25,059		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	26
8,218		FGLMC		7.000	05/01/23	9
12,393,228		FGLMC		3.500	03/01/27	12,539
23,885		FGLMC		8.000	01/01/31	25
5,387		FGLMC		7.000	01/01/32	5
639,312		FGLMC		4.500	07/01/33	670
1,363,020		FGLMC		5.500	12/01/33	1,477
755,797		FGLMC		5.500	12/01/33	824
4,417,125		FGLMC		7.000	12/01/33	4,952
1,335,693		FGLMC		4.500	10/01/34	1,397
835,065		FGLMC		4.500	04/01/35	873
1,356,277		FGLMC		7.000	05/01/35	1,519
1,647,240		FGLMC		5.000	04/01/38	1,761
1,366,503		FGLMC		5.000	07/01/39	1,459
166,960		FGLMC		4.500	12/01/43	176
105,241		FGLMC		4.500	02/01/44	111
4,195,707		FGLMC		4.500	10/01/44	4,419
1,590,697		FGLMC		4.500	11/01/44	1,670
2,578,809		FGLMC		4.500	11/01/44	2,717
875,029		FGLMC		4.500	12/01/44	915
1,430,583		FGLMC		4.500	12/01/44	1,517
8,254,405		FGLMC		3.500	04/01/45	8,259
1,080,764		FGLMC		4.500	05/01/45	1,099
64,968,657		FGLMC		3.500	10/01/45	64,973
39,530,510		FGLMC		4.000	12/01/45	40,630
97,710,992	h	FGLMC		3.500	08/01/46	97,830
48,466,477		FGLMC		3.000	01/01/47	46,919
97,419,968		FGLMC		3.000	02/01/47	94,348
6,187,666		FGLMC		4.000	09/01/47	6,394
41,752,149		FGLMC		4.000	03/01/48	42,833
1,200		Federal National Mortgage Association (FNMA)		8.000	03/01/23	1
59,717		FNMA		8.000	07/01/24	66
12,971		FNMA		9.000	11/01/25	14
21,943,077		FNMA		3.500	02/01/32	22,226
7,301,617		FNMA		3.500	05/01/32	7,414
18,338,056		FNMA		3.500	07/01/32	18,574
782,582		FNMA		6.500	07/01/32	869
67,375		FNMA		7.000	07/01/32	69
141,999		FNMA		7.000	07/01/32	148
16,894,811		FNMA		3.000	11/01/32	16,805
5,303,991		FNMA		5.000	06/01/33	5,679
672,429		FNMA		4.500	10/01/33	704
12,660,961		FNMA		5.000	10/01/33	13,559
81,044		FNMA		5.000	11/01/33	86
1,763,377		FNMA		5.000	11/01/33	1,906
676,234		FNMA		5.000	03/01/34	724
5,543,503		FNMA		5.500	03/01/34	6,028
4,768,056		FNMA		5.500	02/01/35	5,183
1,194,782		FNMA		4.500	05/01/35	1,251
7,640,017		FNMA		5.000	05/01/35	8,180
3,405,882		FNMA		5.000	10/01/35	3,648
2,871,986		FNMA		5.000	02/01/36	3,076

351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$31,878	FNMA	6.500%	03/01/37	$36
1,777,986	FNMA	5.500	08/01/37	1,931
1,062,264	FNMA	6.000	09/01/37	1,193
801,502	FNMA	6.000	09/01/37	898
499,196	FNMA	6.500	09/01/37	550
1,100,857	FNMA	5.500	01/01/38	1,193
65,062	FNMA	6.500	02/01/38	72
2,787,183	FNMA	5.500	04/01/38	3,010
6,321,481	FNMA	5.500	11/01/38	6,847
4,195,274	FNMA	5.500	12/01/38	4,583
131,670	FNMA	4.500	04/01/39	138
2,709,755	FNMA	5.500	08/01/39	2,959
215,114	FNMA	4.500	02/01/40	226
1,152,208	FNMA	5.000	08/01/40	1,236
6,324,780	FNMA	5.000	09/01/40	6,779
429,919	FNMA	6.000	10/01/40	473
633,683	FNMA	4.500	11/01/40	667
1,147,033	FNMA	4.500	01/01/41	1,207
866,502	FNMA	4.500	02/01/41	909
9,685,943	FNMA	5.000	05/01/41	10,389
1,131,911	FNMA	4.500	06/01/41	1,189
1,005,240	FNMA	4.500	06/01/41	1,056
518,926	FNMA	5.000	06/01/41	556
3,160,304	FNMA	5.000	07/01/41	3,389
911,080	FNMA	5.000	08/01/41	977
1,219,249	FNMA	4.500	12/01/41	1,279
18,858,882	FNMA	5.500	12/01/41	20,892
1,254,778	FNMA	4.500	01/01/42	1,318
1,195,542	FNMA	4.500	03/01/42	1,251
1,094,755	FNMA	4.500	04/01/42	1,150
6,378,461	FNMA	4.500	04/01/42	6,710
1,364,299	FNMA	4.500	06/01/42	1,433
5,248,486	FNMA	4.500	06/01/42	5,511
940,314	FNMA	4.500	07/01/42	988
7,751,291	FNMA	4.500	06/01/44	8,125
7,626,171	FNMA	4.500	10/01/44	7,995
13,927,832	FNMA	4.500	11/01/44	14,597
4,023,696	FNMA	4.500	12/01/44	4,218
41,403,517	FNMA	3.000	02/25/45	41,020
8,751,965	FNMA	3.000	02/25/45	8,638
749,064	FNMA	3.500	03/01/45	750
525,142	FNMA	3.500	03/01/45	526
1,796,215	FNMA	4.500	03/01/45	1,900
12,078,241	FNMA	3.000	03/25/45	11,916
685,075	FNMA	4.500	04/01/45	725
31,387,487	FNMA	3.500	04/25/45	31,613
36,800,402	FNMA	3.500	04/25/45	37,005
16,774,113	FNMA	3.500	05/01/45	16,832
73,741,649	FNMA	3.000	12/25/45	72,190
23,341,224	FNMA	3.500	01/01/46	23,332
41,487,511	FNMA	4.000	01/01/46	42,585
20,803,457	FNMA	3.500	06/01/46	20,781
4,757,979	FNMA	3.500	08/01/46	4,750
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$23,271,266		FNMA	3.500%	10/01/46	$23,246
48,118,907		FNMA	3.500	12/01/46	48,022
135,514,430	h	FNMA	3.500	01/01/47	135,221
28,547,592	h	FNMA	3.000	04/01/47	27,688
182,295	h	FNMA	3.500	08/01/47	182
3,838,066	h	FNMA	3.500	11/01/47	3,822
16,245,947		FNMA	4.500	02/01/48	17,111
140,819,353		FNMA	3.000	02/25/48	137,711
17,089,683		FNMA	4.000	03/01/48	17,541
68,425,011		FNMA	4.500	03/01/48	72,068
229,923,904	h	FNMA	4.000	04/01/48	234,709
102,660,000	h	FNMA	4.500	07/01/48	107,032
4,000,000	h	FNMA	3.000	08/25/48	3,870
8,000,000	h	FNMA	3.500	08/25/48	7,950
4,738		Government National Mortgage Association (GNMA)	8.000	06/15/24	5
19,318		GNMA	8.500	11/20/30	22
32,995		GNMA	8.500	12/20/30	38
14,321,768		GNMA	3.700	10/15/33	14,397
249,300		GNMA	6.000	10/20/36	275
290,585		GNMA	6.000	01/20/37	322
886,492		GNMA	6.000	02/20/37	979
620,647		GNMA	5.000	04/15/38	661
294,864		GNMA	6.000	08/20/38	326
553,497		GNMA	6.500	11/20/38	620
64,444		GNMA	4.500	02/20/39	68
239,491		GNMA	2.176	05/16/39	238
2,096,134		GNMA	5.000	06/15/39	2,239
1,372,372		GNMA	5.000	06/15/39	1,466
11,449,517		GNMA	3.700	08/15/40	11,518
90,988		GNMA	4.500	08/20/41	97
325,215		GNMA	4.500	09/20/41	345
71,006		GNMA	4.500	01/20/44	75
75,062		GNMA	4.500	02/20/44	79
137,111		GNMA	4.500	05/20/44	146
935,197		GNMA	4.500	05/20/44	992
1,066,659		GNMA	4.500	08/20/44	1,133
1,076,714		GNMA	4.500	09/20/44	1,141
382,023		GNMA	4.500	10/20/44	404
234,415		GNMA	4.500	11/20/44	245
670,977		GNMA	4.500	12/20/44	712
1,019,359		GNMA	4.500	02/20/45	1,082
1,179,225		GNMA	4.500	08/20/45	1,252
1,269,221		GNMA	4.500	08/20/45	1,347
1,186,219		GNMA	4.500	12/20/45	1,258
44,960,782		GNMA	3.000	12/20/47	44,002
104,689,743		GNMA	3.500	12/20/47	105,153
89,680,257		GNMA	3.000	01/20/48	87,768
89,989,615		GNMA	3.500	01/20/48	90,388
32,566,452		GNMA	4.000	03/20/48	33,400
6,000,000	h	GNMA	3.500	08/20/48	6,014
		TOTAL MORTGAGE BACKED			2,344,868

353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

MUNICIPAL BONDS - 3.6%
$28,410,000	California State University	3.899%	11/01/47	$28,513
845,000	City & County of San Francisco CA	3.750	09/01/37	838
2,000,000	City & County of San Francisco CA	4.000	09/01/48	1,985
10,000,000	City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,970
8,725,000	City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,583
5,000,000	City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,773
2,775,000	City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,638
1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,272
3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,032
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,026
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,578
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,287
5,815,000	Commonwealth Financing Authority	3.864	06/01/38	5,692
9,950,000	Commonwealth of Massachusetts	3.277	06/01/46	9,146
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,805
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,447
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,438
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,336
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,312
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,351
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,598
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,878
25,000,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	25,071
5,080,000	Illinois Finance Authority	3.944	08/15/47	5,096
1,895,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,887
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,179
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,248
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	958
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,480
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,438
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,849
500,000	New Jersey Economic Development Authority	3.300	06/15/19	501
570,000	New Jersey Economic Development Authority	3.500	06/15/20	572
500,000	New Jersey Economic Development Authority	3.700	06/15/21	504
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,103
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,716
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,866
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,404
2,625,000	Permanent University Fund	1.730	07/01/18	2,625
4,720,000	Permanent University Fund	1.880	07/01/19	4,685

354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$2,320,000	Permanent University Fund	2.258%	07/01/20	$2,293
2,160,000	Permanent University Fund	2.408	07/01/21	2,121
2,750,000	Permanent University Fund	2.508	07/01/22	2,685
2,855,000	Permanent University Fund	2.608	07/01/23	2,785
3,250,000	Permanent University Fund	2.708	07/01/24	3,156
2,335,000	Permanent University Fund	2.808	07/01/25	2,264
3,775,000	Permanent University Fund	2.908	07/01/26	3,651
4,000,000	Permanent University Fund	3.008	07/01/27	3,855
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	1,983
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,686
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,479
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	984
7,500,000	Port of Morrow OR	1.582	09/01/20	7,299
2,075,000	Port of Morrow OR	1.782	09/01/21	1,998
1,955,000	Public Finance Authority	4.269	07/01/40	1,967
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	949
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	942
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,169
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,658
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,480
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	645
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	827
11,360,000	San Jose Redevelopment Agency	3.375	08/01/34	10,870
13,060,000	State of California	4.600	04/01/38	13,680
3,060,000	State of Georgia	2.000	07/01/20	3,011
3,215,000	State of Georgia	2.150	07/01/21	3,149
3,465,000	State of Georgia	1.910	02/01/23	3,295
3,905,000	State of Georgia	2.750	07/01/25	3,791
4,100,000	State of Georgia	2.850	07/01/26	3,985
4,305,000	State of Georgia	2.950	07/01/27	4,198
4,520,000	State of Georgia	3.050	07/01/28	4,355
3,245,000	State of Georgia	3.150	07/01/29	3,127
7,500,000	State of Illinois	2.000	06/15/19	7,433
7,160,000	State of Illinois	5.463	02/01/20	7,341
12,500,000	State of Illinois	1.930	06/15/20	12,208
12,500,000	State of Illinois	2.250	06/15/21	12,126
12,500,000	State of Illinois	3.150	06/15/26	11,839
12,500,000	State of Illinois	3.250	06/15/27	11,817
15,185,000	State of Illinois	5.100	06/01/33	14,371
20,000,000	State of Michigan	1.579	11/01/20	19,472
13,000,000	State of Michigan	1.779	11/01/21	12,562
7,000,000	State of Michigan	1.966	11/01/22	6,716
9,900,000	State of Wisconsin	3.154	05/01/27	9,678
8,000,000	The Ohio State University	3.798	12/01/46	7,916
6,000,000	University of California	2.570	05/15/22	5,866
17,045,000	University of California	3.931	05/15/45	17,052
20,000,000	University of New Mexico	3.532	06/20/32	19,756

355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$500,000		Utah Municipal Power Agency	1.630%	07/01/19	$494
835,000		Utah Municipal Power Agency	1.823	07/01/20	814
500,000		Utah Municipal Power Agency	2.023	07/01/21	483
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,681
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,437
2,160,000		Virginia Port Authority	4.228	07/01/36	2,158
		TOTAL MUNICIPAL BONDS			482,237

U.S. TREASURY SECURITIES - 18.4%
65,602,000		United States Treasury Bond	4.500	02/15/36	80,157
4,500,000		United States Treasury Bond	4.750	02/15/37	5,699
38,000,000		United States Treasury Bond	3.500	02/15/39	41,344
11,900,000		United States Treasury Bond	3.875	08/15/40	13,677
19,135,000		United States Treasury Bond	4.375	05/15/41	23,605
16,434,000		United States Treasury Bond	3.750	08/15/41	18,580
56,375,000		United States Treasury Bond	3.625	08/15/43	62,755
35,680,000		United States Treasury Bond	3.000	05/15/45	35,784
81,710,000		United States Treasury Bond	2.875	08/15/45	79,999
102,850,000		United States Treasury Bond	2.500	05/15/46	93,364
1,075,000		United States Treasury Bond	3.000	05/15/47	1,077
89,160,000		United States Treasury Bond	2.750	11/15/47	84,984
65,970,000		United States Treasury Bond	3.000	02/15/48	66,125
43,000,000		United States Treasury Bond	3.125	05/15/48	44,154
31,889,840	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	31,194
37,665,000		United States Treasury Note	0.875	07/15/18	37,652
12,100,000		United States Treasury Note	2.250	07/31/18	12,104
25,000,000		United States Treasury Note	1.000	08/15/18	24,973
12,700,000		United States Treasury Note	0.750	08/31/18	12,676
9,966,900		United States Treasury Note	1.375	09/30/18	9,952
71,675,000		United States Treasury Note	0.750	10/31/18	71,381
1,365,000		United States Treasury Note	1.750	10/31/18	1,364
5,325,000		United States Treasury Note	1.000	11/30/18	5,301
9,115,000		United States Treasury Note	1.250	12/31/18	9,073
10,950,000		United States Treasury Note	1.125	01/31/19	10,882
17,775,000		United States Treasury Note	1.000	03/15/19	17,620
1,195,000		United States Treasury Note	0.875	04/15/19	1,182
5,400,000		United States Treasury Note	1.250	04/30/19	5,352
43,115,000		United States Treasury Note	1.250	05/31/19	42,696
50,000,000		United States Treasury Note	1.250	06/30/19	49,451
68,575,000		United States Treasury Note	1.375	07/31/19	67,841
48,700,000		United States Treasury Note	1.250	08/31/19	48,046
1,680,000		United States Treasury Note	1.500	10/31/19	1,659
56,165,000		United States Treasury Note	2.000	01/31/20	55,742
2,250,000		United States Treasury Note	1.375	02/15/20	2,210
25,000,000		United States Treasury Note	2.250	02/29/20	24,896
4,790,000		United States Treasury Note	1.625	03/15/20	4,719
5,340,000		United States Treasury Note	2.250	03/31/20	5,316
54,320,000		United States Treasury Note	2.375	04/30/20	54,176
7,500,000		United States Treasury Note	1.500	05/15/20	7,360
80,420,000		United States Treasury Note	2.500	05/31/20	80,379
21,800,000		United States Treasury Note	1.625	07/31/20	21,389
51,565,000		United States Treasury Note	2.125	08/31/20	51,094
40,110,000		United States Treasury Note	1.375	09/15/20	39,093

356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,000,000		United States Treasury Note	1.750%	12/31/20	$2,939
825,000		United States Treasury Note	2.125	01/31/21	815
12,589,300		United States Treasury Note	1.125	02/28/21	12,112
12,720,000		United States Treasury Note	2.000	02/28/21	12,521
18,635,000		United States Treasury Note	1.375	04/30/21	18,006
3,240,000		United States Treasury Note	2.250	04/30/21	3,208
63,695,000		United States Treasury Note	2.625	05/15/21	63,692
1,040,000		United States Treasury Note	1.375	05/31/21	1,004
16,465,000		United States Treasury Note	2.000	05/31/21	16,179
99,705,000		United States Treasury Note	2.625	06/15/21	99,709
1,730,000		United States Treasury Note	2.125	06/30/21	1,705
11,825,000		United States Treasury Note	2.000	08/31/21	11,594
1,710,000		United States Treasury Note	1.750	03/31/22	1,653
1,600,000		United States Treasury Note	1.875	03/31/22	1,554
8,000,000		United States Treasury Note	1.750	04/30/22	7,725
7,000,000		United States Treasury Note	2.000	07/31/22	6,809
30,000,000		United States Treasury Note	2.000	11/30/22	29,112
500,000		United States Treasury Note	1.750	01/31/23	479
27,530,000		United States Treasury Note	2.625	02/28/23	27,412
204,059,000		United States Treasury Note	2.750	04/30/23	204,194
241,287,000		United States Treasury Note	2.750	05/31/23	241,504
510,000		United States Treasury Note	1.375	06/30/23	477
500,000		United States Treasury Note	1.250	07/31/23	465
7,000,000		United States Treasury Note	2.125	02/29/24	6,761
2,500,000		United States Treasury Note	2.625	03/31/25	2,471
51,910,000		United States Treasury Note	2.875	05/31/25	52,099
136,000,000		United States Treasury Note	2.750	02/15/28	134,783
37,970,000		United States Treasury Note	2.875	05/15/28	38,029
		TOTAL U.S. TREASURY SECURITIES			2,457,088

		TOTAL GOVERNMENT BONDS			6,239,708
		(Cost $6,316,425)

STRUCTURED ASSETS - 18.7%

ASSET BACKED - 9.0%
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,243
		Series - 2017 2 (Class A4)
24,500,000		American Express Credit Account Master Trust	2.350	05/15/25	23,789
		Series - 2017 7 (Class A)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,546
		Series - 2015 2 (Class C)
2,824,083		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	2,808
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,842
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	5,459
		Series - 2017 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	1.900	03/18/22	4,927
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,414
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd	3.300	10/15/27	3,469
		Series - 2015 7A (Class B2R)

357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$74,236	†,g,m	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust	3.867	12/05/32	5,086
		Series - 2013 AVM (Class E)
1,000,000	g,i	Aventura Mall Trust	3.867	12/05/32	1,017
		Series - 2013 AVM (Class C)
7,500,000	g,i	Aventura Mall Trust	3.867	12/05/32	7,610
		Series - 2013 AVM (Class B)
1,350,500	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	1,349
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	11,740
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	31,218
		Series - 2017 2A (Class A)
3,850,000	g	BBCMS Trust	3.821	09/05/32	3,852
		Series - 2013 TYSN (Class C)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,500
		Series - 2014 1A (Class B2R)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,190
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,911
		Series - 2014 1A (Class A)
6,918,333	g	Capital Automotive REIT	3.870	04/15/47	6,902
		Series - 2017 1A (Class A1)
14,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	13,685
		Series - 2017 A3 (Class A3)
29,500,000		Capital One Multi-Asset Execution Trust	2.290	07/15/25	28,592
		Series - 2017 A6 (Class A6)
5,500,000		CarMax Auto Owner Trust	1.970	04/15/22	5,419
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,750
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust	2.330	05/15/23	4,009
		Series - 2017 4 (Class A4)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,499
		Series - 2014 21A (Class A2BR)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	402
		Series - 2004 2 (Class 1M2)
479,785		CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	489
		Series - 2002 1 (Class AF6)
9,500,000		CNH Equipment Trust	2.170	04/17/23	9,241
		Series - 2017 B (Class A4)
39,990,000		CNH Equipment Trust	2.360	11/15/24	38,982
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust	3.300	04/15/25	2,005
		Series - 2018 A (Class A4)
3,000,000		CNH Equipment Trust	3.470	10/15/25	3,010
		Series - 2018 A (Class B)
5,005,643	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	4,974
		Series - 2016 BA (Class A3)

358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$19,833,750	g	DB Master Finance LLC	3.980%	02/20/45	$19,885
		Series - 2015 1A (Class A2II)
21,029,325	g	DB Master Finance LLC	3.629	11/20/47	20,651
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	4,883
		Series - 2017 A2 (Class A2)
2,450,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,510
		Series - 2015 1A (Class A2II)
64,512,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	62,527
		Series - 2017 1A (Class A2II)
13,650,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	13,793
		Series - 2018 1A (Class A2I)
6,435,000	g	FOCUS Brands Funding LLC	3.857	04/30/47	6,433
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	4,974
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	17,758
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,172
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,428
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	15,977
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	11,751
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	26,085
		Series - 2017 2 (Class A)
20,500,000		Ford Credit Auto Owner Trust	3.190	07/15/31	20,167
		Series - 2016 1 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	3,438
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	4,937
		Series - 2015 5 (Class A)
7,000,000		Ford Credit Floorplan Master Owner Trust	2.480	09/15/24	6,818
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust	4.156	03/25/49	2,241
		Series - 2016 K53 (Class B)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust	2.130	03/16/23	5,844
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	6,856
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,477
		Series - 2016 1 (Class A1)
884,582	g	HERO Funding Trust	3.280	09/20/48	873
		Series - 2017 2A (Class A1)
1,769,164	g	HERO Funding Trust	4.070	09/20/48	1,793
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	15,154
		Series - 2018 1A (Class A)
1,901,667	g	Hertz Vehicle Financing LLC	1.830	08/25/19	1,900
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,979
		Series - 2016 1A (Class A)

359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$11,875,000	g	Hertz Vehicle Financing LLC		2.270%	07/25/20	$11,781
		Series - 2016 3A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,018
		Series - 2018 3A (Class A)
8,430,869	g	Hilton Grand Vacations Trust		2.660	12/26/28	8,280
		Series - 2017 AA (Class A)
4,918,007	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	4,809
		Series - 2017 AA (Class B)
7,100,000	g	Houston Galleria Mall Trust		3.087	03/05/37	6,842
		Series - 2015 HGLR (Class A1A2)
1,750,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	1,732
		Series - 2017 C (Class A3)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,700
		Series - 2017 C (Class A4)
945,315	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	2.851	02/25/34	935
		Series - 2005 A (Class A3)
8,961,070	g	JG Wentworth XXII LLC		3.820	12/15/48	9,053
		Series - 2010 3A (Class A)
20,000,000		John Deere Owner Trust		2.110	07/15/24	19,592
		Series - 2017 B (Class A4)
1,188,197	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	1,186
		Series - 2006 1 (Class 1A1)
3,770,036	g	MVW Owner Trust		2.520	12/20/32	3,684
		Series - 2015 1A (Class A)
10,087,704	g	MVW Owner Trust		2.420	12/20/34	9,836
		Series - 2017 1A (Class A)
5,000,000	g	MVW Owner Trust		3.450	01/21/36	5,001
		Series - 2018 1A (Class A)
7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	3.441	09/27/21	7,017
		Series - 2016 1 (Class A)
21,362,247	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	21,538
		Series - 2017 1A (Class A1)
8,131	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	8
		Series - 2016 1A (Class A)
2,684,798	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,658
		Series - 2018 A (Class A)
4,000,000	g	Palisades Center Trust		3.357	04/13/33	3,920
		Series - 2016 PLSD (Class B)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,314
		Series - 2018 NPL2 (Class A2)
3,700,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/27/33	3,700
		Series - 2018 NPL3 (Class A1)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,512
		Series - 2018 1 (Class A2)
17,822	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.971	08/25/33	17
		Series - 2003 2 (Class A)
3,246,500		Santander Drive Auto Receivables Trust		2.910	04/15/20	3,247
		Series - 2014 1 (Class D)
9,000,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	8,983
		Series - 2017 1 (Class A3)

360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,500,000		Santander Drive Auto Receivables Trust	1.870%	12/15/20	$3,493
		Series - 2017 2 (Class A3)
5,000,000		Santander Drive Auto Receivables Trust	1.870	06/15/21	4,970
		Series - 2017 3 (Class A3)
491,562		Santander Drive Auto Receivables Trust	2.740	12/15/21	492
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,927
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	7,948
		Series - 2017 1 (Class D)
12,500,000	g	Santander Retail Auto Lease Trust	2.370	01/20/22	12,325
		Series - 2017 A (Class A4)
2,347,626	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	2,345
		Series - 2013 3A (Class B)
2,979,780	g,i	Sierra Receivables Funding Co LLC	2.050	06/20/31	2,966
		Series - 2014 2A (Class A)
863,919	g,i	Sierra Receivables Funding Co LLC	2.400	06/20/31	861
		Series - 2014 2A (Class B)
2,696,881	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	2,676
		Series - 2015 1A (Class A)
17,588,813	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	17,435
		Series - 2017 1A (Class A)
571,006	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	560
		Series - 2017 1A (Class B)
3,383,414	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,366
		Series - 2015 3A (Class A)
4,081,142	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	4,058
		Series - 2015 3A (Class B)
2,232,713	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	2,232
		Series - 2016 1A (Class A)
7,149,298	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	7,057
		Series - 2016 2A (Class A)
1,138,423	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,125
		Series - 2016 2A (Class B)
5,186,153	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	5,115
		Series - 2016 3A (Class A)
3,073,276	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	2,983
		Series - 2016 3A (Class B)
6,367,888	g	SLM Student Loan Trust	3.740	02/15/29	6,397
		Series - 2011 B (Class A2)
5,682,473	g	SMB Private Education Loan Trust	2.490	06/15/27	5,610
		Series - 2015 A (Class A2A)
8,739,998	g	SMB Private Education Loan Trust	2.750	07/15/27	8,672
		Series - 2015 C (Class A2A)
12,879,689	g	SMB Private Education Loan Trust	2.430	02/17/32	12,503
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	15,684
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust	2.820	10/15/35	14,818
		Series - 2017 B (Class A2A)
10,000,000	g	SMB Private Education Loan Trust	3.500	02/15/36	9,993
		Series - 2018 A (Class A2A)
1,621,781	g	SoFi Professional Loan Program LLC	1.530	04/25/33	1,615
		Series - 2016 D (Class A2A)

361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$16,220,000	g	SoFi Professional Loan Program LLC		2.340%	04/25/33	$15,836
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	14,887
		Series - 2016 E (Class A2B)
3,016,151	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,981
		Series - 2016 A (Class A2)
1,215,746	g	SoFi Professional Loan Program LLC		1.550	03/26/40	1,205
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	4,756
		Series - 2017 A (Class A2B)
10,732,937	g	SoFi Professional Loan Program LLC		1.830	05/25/40	10,665
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	12,859
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	3,927
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	10,242
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	13,177
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC		2.950	02/25/42	20,551
		Series - 2018 A (Class A2B)
3,547,739	g	SolarCity LMC		4.590	04/20/44	3,536
		Series - 2014 1 (Class A)
33,765,285	g	SpringCastle America Funding LLC		3.050	04/25/29	33,642
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,973
		Series - 2016 AA (Class B)
14,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	13,626
		Series - 2017 2 (Class A)
13,051,250	g	Taco Bell Funding LLC		3.832	05/25/46	13,067
		Series - 2016 1A (Class A2I)
11,945,410	g	TLF National Tax Lien Trust		3.090	12/15/29	11,938
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,309
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	1,987
		Series - 2017 C4 (Class ASB)
3,000,000	g	Verizon Owner Trust		2.060	09/20/21	2,966
		Series - 2017 1A (Class A)
21,500,000	g	Verizon Owner Trust		1.920	12/20/21	21,196
		Series - 2017 2A (Class A)
7,354,617	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	7,294
		Series - 2017 NPL9 (Class A1)
1,381,266	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,380
		Series - 2018 NPL1 (Class A1)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,982
		Series - 2010 VNO (Class C)
406,876	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	399
		Series - 2006 N1 (Class N1)
282,067	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.451	05/25/35	282
		Series - 2005 SD1 (Class A)

362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$38,805,000	g	Wendys Funding LLC	3.573%	03/15/48	$37,739
		Series - 2018 1A (Class A2I)
4,975,000	g	Wendys Funding LLC	3.884	03/15/48	4,868
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	2,907
		Series - 2016 A (Class A)
3,000,000		World Omni Auto Receivables Trust	2.240	06/15/23	2,944
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust	2.250	10/16/23	8,767
		Series - 2017 B (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust	1.610	01/15/22	5,884
		Series - 2016 A (Class A4)
7,000,000	g,i	Worldwide Plaza Trust	3.715	11/10/36	6,804
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED			1,206,398

OTHER MORTGAGE BACKED - 9.7%
25,000,000	g,i	20 TSQ GROUNDCO LLC	3.203	05/15/35	23,546
		Series - 2018 20TS (Class E)
2,795,236	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	2,804
		Series - 2007 1 (Class AM)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	1,983
		Series - 2007 5 (Class B)
1,160,000	g,i	Banc of America Commercial Mortgage Trust	6.095	02/10/51	1,175
		Series - 2007 4 (Class E)
1,073,429	g,i	Banc of America Commercial Mortgage Trust	6.095	02/10/51	1,080
		Series - 2007 4 (Class D)
4,056,054	i	Banc of America Commercial Mortgage Trust	6.268	02/10/51	4,155
		Series - 2007 5 (Class AJ)
15,000,000		BANK	3.419	05/15/50	14,887
		Series - 2017 BNK4 (Class ASB)
5,500,000		BANK	3.314	11/15/50	5,411
		Series - 2017 BNK8 (Class ASB)
15,000,000		BBCMS Mortgage Trust	3.488	02/15/50	14,982
		Series - 2017 C1 (Class ASB)
7,698,000		CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,630
		Series - 2017 C1 (Class ASB)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,286
		Series - 2016 CD1 (Class ASB)
12,500,000		CD Mortgage Trust	2.926	08/10/49	11,701
		Series - 2016 CD1 (Class AM)
10,000,000		CD Mortgage Trust	3.220	08/15/50	9,780
		Series - 2017 CD5 (Class AAB)
5,000,000		CD Mortgage Trust	3.332	11/13/50	4,945
		Series - 2017 CD6 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	7,965
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	8,965
		Series - 2015 SMRT (Class D)
5,000,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	4,902
		Series - 2017 B1 (Class AAB)
3,624,173	i	CHL Mortgage Pass-Through Trust	3.585	02/20/35	3,661
		Series - 2004 HYB9 (Class 1A1)

363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$3,000,000	g	Citigroup Commercial Mortgage Trust		2.228%	09/10/31	$2,905
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust		2.576	09/10/31	2,422
		Series - 2016 SMPL (Class B)
2,987,988		Citigroup Commercial Mortgage Trust		1.506	05/10/49	2,933
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	6,361
		Series - 2016 C1 (Class AAB)
10,000,000		Citigroup Commercial Mortgage Trust		3.268	09/15/50	9,834
		Series - 2017 P8 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	6,683
		Series - 2017 C4 (Class AS)
8,012,221	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	8,171
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust		3.244	10/10/29	4,876
		Series - 2017 PANW (Class A)
6,545,000	g	COMM Mortgage Trust		4.353	08/10/30	6,777
		Series - 2013 300P (Class A1)
4,000,000	g	COMM Mortgage Trust		3.397	03/10/46	3,915
		Series - 2013 CR6 (Class B)
4,325,000	g,i	COMM Mortgage Trust		4.950	08/10/46	4,514
		Series - 2013 CR10 (Class B)
381,270		COMM Mortgage Trust		1.399	02/10/48	378
		Series - 2015 LC19 (Class A1)
16,702,470		COMM Mortgage Trust		3.183	02/10/48	16,301
		Series - 2015 LC19 (Class A4)
14,500,000		COMM Mortgage Trust		3.421	07/10/48	14,542
		Series - 2015 LC21 (Class ASB)
2,217,849		COMM Mortgage Trust		1.667	07/10/50	2,206
		Series - 2015 PC1 (Class A1)
12,000,000		COMM Mortgage Trust		4.228	05/10/51	12,409
		Series - 2018 COR3 (Class A3)
3,129,016	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.241	09/25/28	3,147
		Series - 2016 C02 (Class 1M1)
5,201,465	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.441	01/25/29	5,223
		Series - 2016 C05 (Class 2M1)
25,049,371	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.541	01/25/29	25,243
		Series - 2016 C04 (Class 1M1)
13,908,384	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.391	04/25/29	14,028
		Series - 2016 C06 (Class 1M1)
10,383,320	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	10,461
		Series - 2017 C01 (Class 1M1)
20,171,697	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	20,285
		Series - 2017 C03 (Class 1M1)
10,871,575	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.941	11/25/29	10,904
		Series - 2017 C04 (Class 2M1)
79,361	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.841	02/25/30	79
		Series - 2017 C06 (Class 1M1)
61,628,513	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	61,546
		Series - 2018 C01 (Class 1M1)
15,497,945	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	15,493
		Series - 2018 C03 (Class 1M1)
4,760,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	4,760
		Series - 2018 C04 (Class 2M1)

364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$6,144,500	g,i	Credit Suisse Commercial Mortgage Trust	5.751%	01/15/49	$6,259
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust	5.897	01/15/49	5,973
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	11,783
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,436
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust	3.186	06/15/50	14,222
		Series - 2017 C8 (Class ASB)
5,319,930		CSAIL Commercial Mortgage Trust	1.454	06/15/57	5,283
		Series - 2015 C2 (Class A1)
7,400,000	g,i	CSMC Trust	3.854	11/10/32	7,337
		Series - 2017 CALI (Class B)
11,000,000		DBJPM Mortgage Trust	2.756	09/10/49	10,600
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust	3.121	06/10/50	9,720
		Series - 2017 C6 (Class ASB)
11,000,000	g	DBUBS Mortgage Trust	3.452	10/10/34	10,921
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust	3.648	10/10/34	15,315
		Series - 2017 BRBK (Class B)
5,052,390	g	DBUBS Mortgage Trust	4.452	05/10/44	5,150
		Series - 2011 LC3A (Class PM1)
23,998,177	g	DBUBS Mortgage Trust	4.537	07/10/44	24,768
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust	4.998	07/10/44	3,097
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust	5.719	07/10/44	5,213
		Series - 2011 LC2A (Class C)
2,084,000	g,i	DBUBS Mortgage Trust	5.515	08/10/44	2,167
		Series - 2011 LC3A (Class B)
9,800,000	g,i	DBUBS Mortgage Trust	5.515	08/10/44	10,267
		Series - 2011 LC3A (Class AM)
5,525,000	g,i	DBUBS Mortgage Trust	5.884	11/10/46	5,778
		Series - 2011 LC1A (Class C)
8,445,355	g,i	Flagstar Mortgage Trust	3.500	03/25/47	8,334
		Series - 2017 1 (Class 1A5)
19,612,794	g,i	Flagstar Mortgage Trust	4.000	05/25/48	19,554
		Series - 2018 3INV (Class A3)
4,821,389	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,052
		Series - 2006 4TS (Class A)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,664
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	10,044
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust	3.520	06/10/28	4,988
		Series - 2014 GRCE (Class B)
3,298,087	i	Greenwich Capital Commercial Funding Corp	5.951	07/10/38	3,299
		Series - 2006 GG7 (Class AM)

365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$15,943,000	g	GS Mortgage Securities Corp II		3.551%	04/10/34	$16,065
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,321
		Series - 2012 BWTR (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.355	12/10/43	6,120
		Series - 2010 C2 (Class B)
8,455,000		GS Mortgage Securities Trust		3.506	10/10/48	8,392
		Series - 2015 GC34 (Class A4)
10,000,000		GS Mortgage Securities Trust		2.777	10/10/49	9,687
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	11,785
		Series - 2017 GS6 (Class AAB)
3,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,813
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,347
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	6,725
		Series - 2016 10HY (Class C)
777,800	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	746
		Series - 2004 11 (Class 2A1)
25,850,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	26,669
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,254
		Series - 2011 C3 (Class C)
96,424	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.106	07/15/46	96
		Series - 2011 C4 (Class A3)
17,250,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,717
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,525
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.522	07/15/46	6,752
		Series - 2011 C4 (Class C)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	6,748
		Series - 2016 JP2 (Class ASB)
25,881,177	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	25,423
		Series - 2007 CH5 (Class A1)
1,659,331	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	1,615
		Series - 2015 3 (Class A19)
8,513,742	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	8,285
		Series - 2015 6 (Class A13)
3,323,628	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	3,232
		Series - 2016 1 (Class A13)
614,480	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	607
		Series - 2017 1 (Class A3)
14,055,067	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	13,783
		Series - 2017 2 (Class A3)
2,051,447	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	2,008
		Series - 2017 2 (Class A13)
1,048,641	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,036
		Series - 2017 3 (Class 1A5)

366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$7,255,000	g,i	JP Morgan Mortgage Trust	3.500%	12/25/48	$7,168
		Series - 2018 6 (Class 1A3)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,040
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.601	09/15/47	2,051
		Series - 2014 C23 (Class B)
2,200,000		JPMCC Commercial Mortgage Securities Trust	3.241	09/15/50	2,151
		Series - 2017 JP7 (Class ASB)
6,148,000		JPMDB Commercial Mortgage Securities Trust	3.492	03/15/50	6,109
		Series - 2017 C5 (Class ASB)
12,404,000		JPMDB Commercial Mortgage Securities Trust	3.242	10/15/50	12,122
		Series - 2017 C7 (Class ASB)
426,899	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	427
		Series - 2007 C6 (Class AMFL)
44,315	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	44
		Series - 2007 C6 (Class AM)
15,000,000	g	LCCM	3.357	07/12/50	14,860
		Series - 2017 LC26 (Class ASB)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.594	02/12/51	5,861
		Series - 2008 C1 (Class C)
2,954,811		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	2,913
		Series - 2013 C7 (Class AAB)
2,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.900	11/15/46	2,087
		Series - 2013 C13 (Class B)
4,313,612		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,334
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,588
		Series - 2015 C20 (Class AS)
1,424,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	1,408
		Series - 2015 C21 (Class AS)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	4,957
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust	4.012	09/09/32	2,565
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust	4.264	09/09/32	3,550
		Series - 2014 150E (Class B)
3,745,801	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,734
		Series - 2006 HQ10 (Class AJ)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.599	09/15/47	3,556
		Series - 2011 C1 (Class D)
3,517,109	i	Morgan Stanley Capital I Trust	6.285	06/11/49	3,553
		Series - 2007 IQ15 (Class AJ)
6,203,028	i	Morgan Stanley Capital I Trust	6.376	12/12/49	4,699
		Series - 2007 IQ16 (Class AJ)
4,231,261	i	Morgan Stanley Capital I Trust	6.376	12/12/49	3,205
		Series - 2007 IQ16 (Class AJFX)

367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$12,000,000		Morgan Stanley Capital I Trust		3.304%	06/15/50	$11,864
		Series - 2017 H1 (Class ASB)
20,131		Morgan Stanley Capital I Trust		4.770	07/15/56	20
		Series - 0 IQ9 (Class AJ)
2,270,412	g,i	Sequoia Mortgage Trust		3.500	11/25/46	2,255
		Series - 2016 3 (Class A10)
6,438,658	g,i	Sequoia Mortgage Trust		3.500	02/25/47	6,366
		Series - 2017 2 (Class A4)
11,330,142	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,284
		Series - 2017 3 (Class A4)
4,340,165	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,299
		Series - 2017 5 (Class A4)
8,818,011	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,727
		Series - 2018 5 (Class A4)
4,474,137	g,i	Sequoia Mortgage Trust		4.000	06/25/48	4,489
		Series - 2018 CH2 (Class A21)
6,500,000	g	Sequoia Mortgage Trust		4.000	07/25/48	6,544
		Series - 2018 6 (Class A4)
1,522,823	i	Shellpoint Co Originator Trust		3.500	11/21/46	1,509
		Series - 2016 1 (Class 1A10)
3,257,547	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	09/25/24	3,356
		Series - 2014 HQ2 (Class M2)
13,515,970	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.041	05/25/25	13,870
		Series - 2015 HQ2 (Class M2)
1,211,375	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	10/25/28	1,226
		Series - 2016 DNA2 (Class M2)
2,434,282	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.891	03/25/29	2,436
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.391	03/25/29	2,779
		Series - 2016 DNA4 (Class M2)
10,294,480	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	10,375
		Series - 2017 DNA1 (Class M1)
11,723,733	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	10/25/29	11,854
		Series - 2017 DNA2 (Class M1)
2,292,990	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	2,297
		Series - 2017 HQA2 (Class M1)
40,939,102	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.841	03/25/30	41,040
		Series - 2017 DNA3 (Class M1)
5,300,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	5,302
		Series - 2018 SPI2 (Class M1)
3,174,940	g	VSE VOI Mortgage LLC		2.540	07/20/33	3,105
		Series - 2016 A (Class A)
2,434,990	g	VSE VOI Mortgage LLC		2.740	07/20/33	2,386
		Series - 2016 A (Class B)
8,166,274	g	VSE VOI Mortgage LLC		2.330	03/20/35	7,920
		Series - 2017 A (Class A)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,386
		Series - 2007 C34 (Class B)
4,573,599	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	4,651
		Series - 2007 C34 (Class AJ)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	2,651
		Series - 2007 C34 (Class C)
4,485,015	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	4,502
		Series - 2007 C31 (Class AJ)
3,512,315	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	3,547
		Series - 2007 C32 (Class AJ)

368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$16,762,935	i	Wachovia Bank Commercial Mortgage Trust		6.209%	02/15/51	$17,190
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,073
		Series - 2012 LC5 (Class AS)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.290	05/15/48	7,380
		Series - 2015 C28 (Class A3)
2,662,902		Wells Fargo Commercial Mortgage Trust		1.392	07/15/48	2,609
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	9,679
		Series - 2016 C35 (Class ASB)
689,694		Wells Fargo Commercial Mortgage Trust		1.321	08/15/49	671
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	14,322
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	14,521
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	8,116
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.446	03/15/50	7,454
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		3.261	07/15/50	14,743
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.212	09/15/50	9,789
		Series - 2017 C39 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	7,162
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust		3.749	03/15/59	5,967
		Series - 2016 C33 (Class AS)
500,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	486
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	4,877
		Series - 2010 C1 (Class B)
1,624,062	g,i	WFCG Commercial Mortgage Trust	LIBOR 1 M + 1.122%	3.195	11/15/29	1,624
		Series - 2015 BXRP (Class A)
30,000,000	g,i	WFRBS Commercial Mortgage Trust		4.902	06/15/44	31,203
		Series - 2011 C4 (Class A4)
750,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	736
		Series - 2013 C13 (Class AS)
4,000,000	i	WFRBS Commercial Mortgage Trust		4.079	03/15/46	4,127
		Series - 2013 UBS1 (Class A4)
		TOTAL OTHER MORTGAGE BACKED				1,288,980

		TOTAL STRUCTURED ASSETS				2,495,378
		(Cost $2,546,686)

		TOTAL BONDS				12,947,225
		(Cost $13,192,181)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
SHARES			COMPANY	RATE	DATE	(000)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp			$2,941
	1,527,061	*	Federal National Mortgage Association			9,651
			TOTAL BANKS			12,592

			TOTAL PREFERRED STOCKS			12,592
			(Cost $49,942)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.1%
	$9,818,000		Federal Agricultural Mortgage Corp (FAMC)	1.630%	07/02/18	9,818
			TOTAL GOVERNMENT AGENCY DEBT			9,818

TREASURY DEBT - 0.7%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,505
	$25,775,000		United States Treasury Bill	1.740	07/05/18	25,772
	18,000,000		United States Treasury Bill	1.751	07/12/18	17,992
	6,970,000		United States Treasury Bill	1.806	08/02/18	6,958
	39,100,000		United States Treasury Bill	1.785	08/16/18	39,011
			TOTAL TREASURY DEBT			91,238

			TOTAL SHORT-TERM INVESTMENTS			101,056
			(Cost $101,037)

			TOTAL INVESTMENTS - 97.9%			13,080,533
			(Cost $13,362,956)
			OTHER ASSETS & LIABILITIES, NET - 2.1%			284,598
			NET ASSETS - 100.0%			$13,365,131

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rates
M	Month
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $2,347,219,000 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of June 30, 2018 were as follows (dollar amounts are in thousands) (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,058	AUD	9,554	Bank of America	7/31/2018	$(14)
	$548	NZD	804	Bank of America	7/31/2018	4
	$2,987	SGD	4,071	Bank of America	7/31/2018	(3)
EUR	1,064		$1,241	Bank of America	7/3/2018	2
	$1,017	ZAR	14,021	Bank of America	7/31/2018	(1)
Total						$(12)
	$78,712	EUR	67,372	Citibank N.A.	7/31/2018	$(141)
	$2,307	PLN	8,606	Citibank N.A.	7/31/2018	8
Total						$(133)
	$34,744	JPY	3,820,023	Goldman Sachs	7/31/2018	$170
Total						$170
	$7,079	CAD	9,408	Morgan Stanley	7/31/2018	$(81)
	$584	SEK	5,187	Morgan Stanley	7/31/2018	3
Total						$(78)
	$21,328	GBP	16,171	Toronto Dominion Bank	7/31/2018	$(44)
	$7,562	KRW	8,434,871	Toronto Dominion Bank	7/31/2018	(16)
	$1,628	NOK	13,261	Toronto Dominion Bank	7/31/2018	(2)
	$1,143	THB	37,737	Toronto Dominion Bank	7/31/2018	3
Total						$(59)
Total						$(112)
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
372

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 0.7%
$16,280,000		Montefiore Medical Center	2.895%	04/20/32	$15,386
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,458
3,000,000		PEFCO	3.255	06/15/25	3,025
5,263,158		Reliance Industries Ltd	2.444	01/15/26	5,153
3,500,000		Ukraine Government AID Bonds	1.847	05/29/20	3,450
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,399
		TOTAL AGENCY SECURITIES			44,871

MORTGAGE BACKED - 0.2%
12,598,315		Government National Mortgage Association (GNMA)	3.650	02/15/32	12,622
		TOTAL MORTGAGE BACKED			12,622

U.S. TREASURY SECURITIES - 98.6%
161,373,478	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	163,194
408,105,810	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	403,766
254,584,165	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	258,733
344,633,479	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	349,124
346,692,720	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	341,337
356,565,992	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	357,923
360,801,184	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	354,659
287,910,155	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	282,019
378,007,920	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	371,745
324,507,690	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	317,236
189,101,250	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	188,771
220,138,115	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	218,140
136,620,690	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	136,442
118,690,875	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	115,376
172,400,210	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	167,680
262,158,540	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	290,685
114,089,040	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	112,066
154,982,100	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	154,120
234,542,740	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	256,966
133,772,800	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	128,139
168,523,875	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	163,711
169,191,726	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	192,406
108,042,550	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	105,094
181,284,600	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	177,327
206,154,196	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	225,217
100,714,622	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	127,830
184,239,299	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	216,448
373

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$150,999,287	k	United States Treasury Inflation Indexed Bonds	3.875%	04/15/29	$199,028
		TOTAL U.S. TREASURY SECURITIES			6,375,182

		TOTAL GOVERNMENT BONDS			6,432,675
		(Cost $6,322,141)

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
11,750,000		Federal Home Loan Bank (FHLB)	1.630	07/02/18	11,750
					11,750

		TOTAL SHORT-TERM INVESTMENTS			11,750
		(Cost $11,749)
		TOTAL INVESTMENTS - 99.7%			6,444,425
		(Cost $6,333,890)
		OTHER ASSETS AND LIABILITIES, NET - 0.3%			23,089
		NET ASSETS - 100.0%			$6,467,514

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(100)	9/19/18	$(11,960)	$(12,019)	$(59)
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,570,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.840%	03/03/23	$2,564
		TOTAL CAPITAL GOODS				2,564

MATERIALS - 0.0%
3,285,177	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.080	10/21/24	3,256
		TOTAL MATERIALS				3,256

MEDIA - 0.1%
8,532,125	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.100	04/30/25	8,513
		TOTAL MEDIA				8,513

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
8,534,043	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.340	07/05/23	8,534
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,534

UTILITIES - 0.1%
5,001,566	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.310	11/28/24	5,015
3,911,625	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.090	11/08/22	3,905
14,525,511	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.350	12/09/21	13,000
		TOTAL UTILITIES				21,920

		TOTAL BANK LOAN OBLIGATIONS				44,787
		(Cost $46,185)

BONDS - 39.5%

CORPORATE BONDS - 13.5%

AUTOMOBILES & COMPONENTS - 0.1%
1,955,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,760
12,000,000		Ford Motor Co		4.750	01/15/43	10,364
4,675,000		Magna International, Inc		3.625	06/15/24	4,662
		TOTAL AUTOMOBILES & COMPONENTS				16,786

BANKS - 3.0%
10,900,000		Bank of America Corp		2.151	11/09/20	10,653
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,016
18,500,000	e	Bank of Nova Scotia		2.125	09/11/19	18,355
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,534
14,000,000	e	BB&T Corp		3.700	06/05/25	13,926
3,160,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	3,161
15,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.861	03/02/20	15,031
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,305
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950%	11/09/22	$6,955
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,656
7,800,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.792	04/26/21	7,806
7,275,000		Cooperatieve Rabobank UA		2.750	01/10/22	7,093
15,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.818	01/10/23	14,990
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	4,632
9,400,000		Discover Bank		3.450	07/27/26	8,719
5,000,000	e,g	DNB Boligkreditt AS.		2.000	05/28/20	4,891
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	10,551
13,400,000		HSBC Holdings plc		3.033	11/22/23	12,930
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	10,434
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	9,141
14,500,000		KeyCorp		4.100	04/30/28	14,379
4,644,000	i	Manufacturers & Traders Trust Co	LIBOR 1 M + 1.215%	3.317	12/28/20	4,653
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	2.940	12/01/21	9,032
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,539
3,425,000	e	Manufacturers & Traders Trust Co		3.400	08/17/27	3,310
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,772
12,250,000		People’s United Bank		4.000	07/15/24	12,211
24,878,000		People’s United Financial, Inc		3.650	12/06/22	24,807
8,245,000		PNC Bank NA		2.950	01/30/23	7,993
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.717	04/01/21	13,483
10,000,000		Regions Financial Corp		2.750	08/14/22	9,646
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,317
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,748
17,785,000		SVB Financial Group		3.500	01/29/25	17,222
23,700,000		Toronto-Dominion Bank		1.850	09/11/20	23,080
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,788
12,000,000	g	Toronto-Dominion Bank		2.500	01/18/22	11,744
14,000,000		US Bancorp		2.950	07/15/22	13,676
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	11,695
		TOTAL BANKS				416,874

CAPITAL GOODS - 0.6%
18,000,000		Air Lease Corp		3.875	07/03/23	17,815
6,525,000		Air Lease Corp		4.250	09/15/24	6,476
1,975,000		Anixter, Inc		5.125	10/01/21	2,009
4,575,000		Anixter, Inc		5.500	03/01/23	4,718
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,219
4,600,000		Ingersoll-Rand Global Holding Co Ltd		4.250	06/15/23	4,728
3,250,000		Johnson Controls International plc		5.000	03/30/20	3,343
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,719
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,904
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,256
6,125,000		Rockwell Collins, Inc		3.700	12/15/23	6,095
725,000		Trimble, Inc		4.150	06/15/23	726
6,050,000		Trimble, Inc		4.900	06/15/28	6,037
		TOTAL CAPITAL GOODS				74,045

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,730,000		Waste Management, Inc		4.600	03/01/21	2,821
3,475,000		Waste Management, Inc		3.900	03/01/35	3,378
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,199
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

CONSUMER SERVICES - 0.5%
$10,000,000		Henry J Kaiser Family Foundation		3.356%	12/01/25	$9,797
1,250,000		McDonald’s Corp		5.000	02/01/19	1,267
19,000,000		Metropolitan Museum of Art		3.400	07/01/45	17,715
7,550,000		Nature Conservancy		6.300	07/01/19	7,723
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,016
5,145,000		Salvation Army		5.637	09/01/26	5,392
9,800,000		Starbucks Corp		2.450	06/15/26	8,777
		TOTAL CONSUMER SERVICES				68,687

DIVERSIFIED FINANCIALS - 0.8%
14,500,000		American Express Co		3.000	10/30/24	13,829
2,169,000		Discover Financial Services		3.850	11/21/22	2,159
5,103,000	g	EDP Finance BV		4.125	01/15/20	5,143
9,500,000	g	EDP Finance BV		5.250	01/14/21	9,790
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,131
9,500,000		Ford Foundation		3.859	06/01/47	9,532
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,278
2,214,000	e	Northern Trust Corp		3.375	08/23/21	2,230
18,900,000	g	Pattern Energy Group, Inc		5.875	02/01/24	18,853
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,481
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	9,848
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,444
15,000,000		State Street Corp		2.653	05/15/23	14,577
9,000,000	i	Toyota Motor Credit Corp	LIBOR 3 M + 0.280%	2.622	04/13/21	8,997
4,525,000		Unilever Capital Corp		2.000	07/28/26	4,013
		TOTAL DIVERSIFIED FINANCIALS				116,305

ENERGY - 1.1%
4,175,000		Apache Corp		3.250	04/15/22	4,070
2,075,000	g	APT Pipelines Ltd		4.250	07/15/27	2,033
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	14,250
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,048
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,312
7,735,007	g	Continental Wind LLC		6.000	02/28/33	8,021
8,450,000		EOG Resources, Inc		3.900	04/01/35	8,193
4,450,000		EOG Resources, Inc		5.100	01/15/36	4,855
11,750,000	e,g	Greenko Dutch BV		4.875	07/24/22	10,998
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	14,476
1,000,000		Marathon Oil Corp		2.700	06/01/20	985
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	14,575
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,285
3,875,000		ONEOK, Inc		4.000	07/13/27	3,748
6,200,000		ONEOK, Inc		4.950	07/13/47	6,032
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.098	04/15/20	2,776
9,000,000		Phillips 66		4.650	11/15/34	9,043
9,500,000		Statoil ASA		3.150	01/23/22	9,509
4,500,000		Statoil ASA		2.650	01/15/24	4,313
5,932,000		Statoil ASA		3.950	05/15/43	5,656
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,068
8,700,000		Valero Energy Corp		4.350	06/01/28	8,721
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$10,050,000	g	Woodside Finance Ltd		3.700%	03/15/28	$9,494
		TOTAL ENERGY				160,461

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.344	06/06/22	7,525
2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,640
4,500,000		Becton Dickinson and Co		4.685	12/15/44	4,358
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	8,901
4,460,000		Lutheran Medical Center		1.982	02/20/30	4,086
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				27,510

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.093	07/13/20	3,026
15,000,000		Prudential Financial, Inc		5.200	03/15/44	14,944
7,450,000		Prudential Financial, Inc		5.375	05/15/45	7,413
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	17,737
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	14,039
		TOTAL INSURANCE				57,159

MATERIALS - 0.8%
2,275,000	e	Ball Corp		5.000	03/15/22	2,340
8,930,000		Ball Corp		4.000	11/15/23	8,637
4,800,000	g	Commercial Metals Co		5.750	04/15/26	4,632
2,300,000		Eastman Chemical Co		5.500	11/15/19	2,376
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	19,900
7,500,000		International Paper Co		5.000	09/15/35	7,573
5,000,000		International Paper Co		6.000	11/15/41	5,517
4,600,000		International Paper Co		4.800	06/15/44	4,456
17,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	16,354
10,075,000	g	Klabin Finance S.A.		4.875	09/19/27	9,073
5,000,000		MeadWestvaco Corp		7.375	09/01/19	5,241
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,569
6,850,000	g	WestRock Co		3.000	09/15/24	6,491
10,750,000	g	WestRock Co		3.750	03/15/25	10,546
5,000,000	e,g	WestRock Co		4.000	03/15/28	4,926
		TOTAL MATERIALS				110,631

MEDIA - 0.2%
2,775,000	e,g	CCO Holdings LLC		4.000	03/01/23	2,609
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,125
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	15,015
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,488
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	4,516
		TOTAL MEDIA				28,753

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,326
4,000,000		GlaxoSmithKline Capital plc		2.693	05/14/21	4,012
8,650,000		GlaxoSmithKline Capital plc		3.625	05/15/25	8,633
3,300,000		Zoetis, Inc		3.450	11/13/20	3,310
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				20,281
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.5%
$8,500,000	e	Alexandria Real Estate Equities, Inc		4.000%	01/15/24	$8,544
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,965
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,084
8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	8,292
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,344
3,225,000		Healthcare Realty Trust, Inc		3.625	01/15/28	3,019
11,075,000		Kilroy Realty LP		3.450	12/15/24	10,628
16,825,000		Mid-America Apartments LP		4.000	11/15/25	16,669
16,822,000		Regency Centers LP		3.750	06/15/24	16,461
		TOTAL REAL ESTATE				73,006

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
18,110,000		Apple, Inc		2.850	02/23/23	17,822
14,250,000		Apple, Inc		3.000	06/20/27	13,539
10,200,000		Corning, Inc		4.375	11/15/57	8,884
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				40,245

TELECOMMUNICATION SERVICES - 0.4%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,417
5,000,000	e,i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.335	03/16/22	5,079
9,856,000		Verizon Communications, Inc		3.376	02/15/25	9,466
9,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.443	05/15/25	8,990
11,750,000		Verizon Communications, Inc		2.625	08/15/26	10,425
9,050,000		Verizon Communications, Inc		4.272	01/15/36	8,343
7,350,000		Verizon Communications, Inc		5.250	03/16/37	7,544
		TOTAL TELECOMMUNICATION SERVICES				53,264

TRANSPORTATION - 1.0%
6,775,000		CSX Corp		4.250	11/01/66	5,852
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	7,067
2,085,383		Delta Air Lines, Inc		4.250	07/30/23	2,081
5,288,247		Delta Air Lines, Inc		3.625	07/30/27	5,245
4,000,000		Kansas City Southern		3.000	05/15/23	3,852
7,000,000		Kansas City Southern		4.300	05/15/43	6,506
15,925,000		Kansas City Southern		4.950	08/15/45	15,999
5,275,000	g	Mexico City Airport Trust		4.250	10/31/26	4,972
9,525,000	g	Mexico City Airport Trust		5.500	10/31/46	8,379
11,050,000	g	Mexico City Airport Trust		5.500	07/31/47	9,846
475,000		Norfolk Southern Corp		5.590	05/17/25	521
6,450,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	6,291
10,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	9,788
7,688,902		Spirit Airlines, Inc		4.100	04/01/28	7,656
13,000,000		Union Pacific Corp		4.375	09/10/38	13,072
4,812,205		Union Pacific Railroad Co		3.227	05/14/26	4,662
15,921,648		Union Pacific Railroad Co		2.695	05/12/27	14,807
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,847
2,250,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.710	05/16/22	2,263
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.787	04/01/23	7,526
		TOTAL TRANSPORTATION				138,232
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

UTILITIES - 3.5%
$2,000,000		Atmos Energy Corp		8.500%	03/15/19	$2,076
11,100,000		Avangrid, Inc		3.150	12/01/24	10,673
20,275,000		Avista Corp		4.350	06/01/48	20,463
16,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	16,383
1,200,000		Connecticut Light & Power Co		5.500	02/01/19	1,219
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,403
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	22,021
6,150,000		Fortis, Inc		2.100	10/04/21	5,868
10,750,000		Fortis, Inc		3.055	10/04/26	9,791
13,750,000		Georgia Power Co		3.250	04/01/26	13,125
2,745,000		International Transmission Co		4.625	08/15/43	2,900
6,575,000		Interstate Power & Light Co		3.250	12/01/24	6,406
4,000,000		MidAmerican Energy Co		3.100	05/01/27	3,848
9,250,000	g	Narragansett Electric Co		4.170	12/10/42	9,115
2,050,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	1,973
3,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	3,623
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	10,059
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	9,488
1,500,000		Northwest Natural Gas Co		5.620	11/21/23	1,646
11,000,000		NorthWestern Corp		4.176	11/15/44	10,985
13,050,000		PSEG Power LLC		3.850	06/01/23	12,986
630,000		Public Service Co of Colorado		4.750	08/15/41	683
7,625,000		Public Service Co of Colorado		4.100	06/15/48	7,659
5,500,000		San Diego Gas & Electric Co		3.000	08/15/21	5,470
7,642,903		San Diego Gas & Electric Co		1.914	02/01/22	7,457
17,000,000		San Diego Gas & Electric Co		4.150	05/15/48	17,034
25,382,510	g	Solar Star Funding LLC		3.950	06/30/35	23,916
23,899,588	g	Solar Star Funding LLC		5.375	06/30/35	25,002
2,000,000		Southern California Edison Co		2.400	02/01/22	1,932
6,000,000		Southern California Edison Co		3.400	06/01/23	5,976
4,700,000		Southern California Edison Co		4.125	03/01/48	4,443
6,600,000		Southern Power Co		1.950	12/15/19	6,488
8,300,000		Southern Power Co		2.500	12/15/21	8,064
25,000,000		Southern Power Co		4.150	12/01/25	25,031
39,500,000	e,g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	34,839
12,400,000		Tampa Electric Co		4.300	06/15/48	12,264
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	18,950
23,077,387	g	Topaz Solar Farms LLC		4.875	09/30/39	23,157
12,681,019	g	Topaz Solar Farms LLC		5.750	09/30/39	13,547
5,000,000		Washington Gas Light Co		5.440	08/11/25	5,516
19,650,000		Westar Energy, Inc		2.550	07/01/26	18,142
16,525,000		WGL Holdings, Inc		2.250	11/01/19	16,306
20,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.876	03/12/20	20,032
		TOTAL UTILITIES				478,959

		TOTAL CORPORATE BONDS				1,887,397
		(Cost $1,931,134)

GOVERNMENT BONDS - 22.2%

AGENCY SECURITIES - 4.2%
27,713,542		Abay Leasing LLC		2.654	11/09/26	27,240
22,149,165		CES MU2 LLC		2.166	12/16/26	21,292
6,783,333		DY9 Leasing LLC		2.415	06/30/27	6,589
10,263,221		Ethiopian Leasing LLC		2.566	08/14/26	9,989
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,039,560		Export Lease Ten Co LLC		1.650%	05/07/25	$2,896
4,772,740		Export Leasing LLC		1.859	08/28/21	4,698
2,290,826	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,399
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,076
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,633
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	5,896
5,560,000	g	Hospital for Special Surgery		3.500	01/01/23	5,567
6,750,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.458	02/01/27	6,522
45,500,000		Iraq Government AID Bond		2.149	01/18/22	44,589
6,562,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,364
5,325,000		Montefiore Medical Center		2.152	10/20/26	5,009
3,225,000	g	Montefiore Medical Center		3.896	05/20/27	3,259
20,125,000		Montefiore Medical Center		2.895	04/20/32	19,020
20,900,000	†	NCUA Guaranteed Notes		3.000	06/12/19	20,982
7,000,000	†	NCUA Guaranteed Notes		3.450	06/12/21	7,187
16,040,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,067
5,540,000	j	Overseas Private Investment Corp (OPIC)		0.000	11/13/18	5,584
3,150,000	j	OPIC		0.000	09/30/19	3,162
5,205,206	j	OPIC		0.000	11/15/19	5,603
3,050,000	j	OPIC		0.000	01/26/21	3,051
12,226,000	j	OPIC		0.000	07/17/21	12,065
3,511,949		OPIC		2.290	09/15/26	3,414
1,855,356		OPIC		2.040	12/15/26	1,792
9,485,667		OPIC		2.740	09/15/29	9,069
11,674,667		OPIC		3.220	09/15/29	11,371
13,134,001		OPIC		3.280	09/15/29	12,980
2,421,331		OPIC		2.610	04/15/30	2,287
3,676,500		OPIC		2.930	05/15/30	3,545
6,075,900		OPIC		3.040	05/15/30	5,962
7,058,889		OPIC		3.540	06/15/30	7,190
18,283,580		OPIC		3.370	12/15/30	18,317
20,231,254		OPIC		3.820	12/20/32	20,637
13,052,422		OPIC		3.938	12/20/32	13,428
11,303,244		OPIC		3.160	06/01/33	11,076
10,851,115		OPIC		3.430	06/01/33	10,826
1,175,871		OPIC		2.810	07/31/33	1,114
1,881,394		OPIC		2.940	07/31/33	1,800
4,521,005		Penta Aircraft Leasing LLC		1.691	04/29/25	4,320
4,318,180	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.573	02/07/23	4,315
5,000,000		Private Export Funding Corp (PEFCO)		4.375	03/15/19	5,071
5,854,000		PEFCO		1.450	08/15/19	5,786
13,150,000		PEFCO		2.250	03/15/20	13,059
8,000,000		PEFCO		2.300	09/15/20	7,903
17,500,000		PEFCO		4.300	12/15/21	18,295
4,250,000		PEFCO		2.050	11/15/22	4,108
4,000,000		PEFCO		3.550	01/15/24	4,108
8,000,000		PEFCO		3.250	06/15/25	8,068
5,183,040		Safina Ltd		1.550	01/15/22	5,065
7,213,248		Sandalwood 2013 LLC		2.836	07/10/25	7,161
1,763,478		Tayarra Ltd		3.628	02/15/22	1,786
1,673,542		Tricahue Leasing LLC		3.503	11/19/21	1,691
15,300,000		Ukraine Government AID Bonds		1.847	05/29/20	15,079
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$23,945,000		Ukraine Government AID Bonds		1.471%	09/29/21	$22,986
8,478,262		Ulani MSN 37894		2.184	12/20/24	8,253
2,940,739		Union 16 Leasing LLC		1.863	01/22/25	2,828
7,235,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,423
10,750,000		US Department of Housing and Urban Development (HUD)		1.770	08/01/18	10,750
4,213,000		HUD		5.380	08/01/18	4,227
750,000		HUD		2.050	08/01/19	746
9,500,000		HUD		4.870	08/01/19	9,717
13,967,000		HUD		4.960	08/01/20	14,293
13,500,000		HUD		5.050	08/01/21	13,841
3,217,000		HUD		2.910	08/01/23	3,197
		TOTAL AGENCY SECURITIES				588,623

FOREIGN GOVERNMENT BONDS - 4.5%
13,550,000		African Development Bank		2.375	09/23/21	13,342
17,500,000		Asian Development Bank		2.125	03/19/25	16,574
17,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	16,713
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,918
5,465,578	g	Carpintero Finance Ltd		2.004	09/18/24	5,288
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,806
2,000,000		European Investment Bank		2.000	03/15/21	1,958
11,250,000	g	European Investment Bank		2.875	06/13/25	11,144
20,750,000		European Investment Bank		2.125	04/13/26	19,448
3,750,000	e	European Investment Bank		2.375	05/24/27	3,555
2,000,000		European Investment Bank		4.875	02/15/36	2,468
15,775,000		Export Development Canada		1.250	12/10/18	15,693
9,000,000	e	Export Development Canada		1.625	12/03/19	8,876
15,000,000	e	Export Development Canada		2.000	11/30/20	14,740
12,000,000		Export Development Canada		1.375	10/21/21	11,443
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,193
6,082,000		Hydro Quebec		8.400	01/15/22	7,046
45,000,000		Inter-American Development Bank		1.185	07/09/18	44,994
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.358	01/15/22	19,986
27,900,000	g	International Development Association		2.750	04/24/23	27,736
19,250,000		International Finance Corp		1.750	03/30/20	18,958
46,500,000		International Finance Corp		1.546	11/04/21	44,223
40,500,000	e	International Finance Corp		2.125	04/07/26	38,041
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,851
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,742
11,500,000		KFW		1.500	04/20/20	11,260
38,200,000		KFW		1.875	11/30/20	37,421
10,000,000	e	KFW		2.625	01/25/22	9,914
8,850,000	g	Kommunalbanken AS.		1.375	10/26/20	8,576
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	11,782
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.050	07/06/22	18,477
16,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,287
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	2,985
25,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	23,688
10,000,000		North American Development Bank		2.300	10/10/18	9,994
2,000,000		North American Development Bank		4.375	02/11/20	2,046
37,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	36,228
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,403
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	12,564
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Province of Ontario Canada		4.400%	04/14/20	$5,139
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,140
10,000,000		Province of Quebec Canada		2.750	04/12/27	9,619
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,854
		TOTAL FOREIGN GOVERNMENT BONDS				628,113

MORTGAGE BACKED - 6.7%
11,761,712		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	11,895
4,532,834		FHLMC		3.000	03/15/44	4,433
9,667,301		FHLMC		3.500	09/15/44	9,685
9,752,079	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	10,351
20,882		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	21
3,289		FGLMC		7.000	05/01/23	4
4,957,292		FGLMC		3.500	03/01/27	5,015
14,197		FGLMC		8.000	01/01/31	15
280,581		FGLMC		4.500	07/01/33	294
407,629		FGLMC		5.500	09/01/33	438
475,781		FGLMC		5.500	09/01/33	513
697,359		FGLMC		5.500	12/01/33	756
1,940,883		FGLMC		7.000	12/01/33	2,176
595,698		FGLMC		7.000	05/01/35	667
426,703		FGLMC		5.000	07/01/39	456
699,284		FGLMC		4.500	10/01/44	737
706,976		FGLMC		4.500	11/01/44	742
1,146,137		FGLMC		4.500	11/01/44	1,208
388,902		FGLMC		4.500	12/01/44	407
635,814		FGLMC		4.500	12/01/44	674
2,730,642		FGLMC		3.500	04/01/45	2,732
24,471,790		FGLMC		3.500	10/01/45	24,473
11,837,938		FGLMC		4.000	12/01/45	12,167
37,816,220		FGLMC		3.500	08/01/46	37,862
18,098,774		FGLMC		3.000	01/01/47	17,521
28,304,287		FGLMC		3.000	02/01/47	27,412
2,645,682		FGLMC		4.000	09/01/47	2,734
15,303,068		FGLMC		4.000	03/01/48	15,699
7,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	6,907
329		FNMA		8.000	03/01/23	0	^
16,522		FNMA		8.000	07/01/24	18
18,500,000	i	FNMA		2.878	02/25/27	17,697
8,127,066		FNMA		3.500	02/01/32	8,232
3,540,500		FNMA		3.500	05/01/32	3,595
8,732,408		FNMA		3.500	07/01/32	8,845
243,316		FNMA		6.500	07/01/32	270
10,055,365		FNMA		3.000	11/01/32	10,002
1,928,724		FNMA		5.000	06/01/33	2,065
4,344,447		FNMA		5.000	10/01/33	4,653
226,491		FNMA		5.000	11/01/33	240
676,234		FNMA		5.000	03/01/34	724
1,185,776		FNMA		5.500	03/01/34	1,289
3,565,341		FNMA		5.000	05/01/35	3,818
2,270,588		FNMA		5.000	10/01/35	2,432
1,716,763		FNMA		5.000	02/01/36	1,839
888,993		FNMA		5.500	08/01/37	966
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$569,070		FNMA	6.000%	09/01/37	$639
429,376		FNMA	6.000	09/01/37	481
93,599		FNMA	6.500	09/01/37	103
550,209		FNMA	5.500	01/01/38	596
17,332		FNMA	6.500	02/01/38	19
1,672,310		FNMA	5.500	04/01/38	1,806
2,528,593		FNMA	5.500	11/01/38	2,739
3,390,912		FNMA	5.500	12/01/38	3,704
26,334		FNMA	4.500	04/01/39	28
982,983		FNMA	5.500	08/01/39	1,074
43,023		FNMA	4.500	02/01/40	45
384,069		FNMA	5.000	08/01/40	412
1,762,740		FNMA	5.000	09/01/40	1,889
126,737		FNMA	4.500	11/01/40	133
229,407		FNMA	4.500	01/01/41	241
173,301		FNMA	4.500	02/01/41	182
3,058,719		FNMA	5.000	05/01/41	3,281
226,382		FNMA	4.500	06/01/41	238
201,048		FNMA	4.500	06/01/41	211
518,926		FNMA	5.000	06/01/41	556
1,625,299		FNMA	5.000	07/01/41	1,743
325,133		FNMA	4.500	12/01/41	341
9,429,441		FNMA	5.500	12/01/41	10,446
250,956		FNMA	4.500	01/01/42	264
218,951		FNMA	4.500	04/01/42	230
1,637,252		FNMA	4.500	04/01/42	1,722
272,860		FNMA	4.500	06/01/42	287
2,315,509		FNMA	4.500	06/01/42	2,431
188,063		FNMA	4.500	07/01/42	198
840,426		FNMA	4.500	06/01/44	879
9,836,631		FNMA	4.500	06/01/44	10,311
2,309,480		FNMA	4.500	08/01/44	2,421
5,336,850		FNMA	4.500	10/01/44	5,595
10,444,223		FNMA	4.500	11/01/44	10,946
2,242,462		FNMA	4.500	12/01/44	2,351
12,145,032		FNMA	3.000	02/25/45	12,032
3,496,226		FNMA	3.000	02/25/45	3,451
374,533		FNMA	3.500	03/01/45	375
262,571		FNMA	3.500	03/01/45	263
598,738		FNMA	4.500	03/01/45	633
3,716,382		FNMA	3.000	03/25/45	3,666
685,074		FNMA	4.500	04/01/45	725
9,185,079		FNMA	3.500	04/25/45	9,251
15,202,024		FNMA	3.500	04/25/45	15,286
5,342,074		FNMA	3.500	05/01/45	5,360
26,607,914		FNMA	3.000	12/25/45	26,048
8,336,150		FNMA	3.500	01/01/46	8,333
10,189,915		FNMA	4.000	01/01/46	10,460
10,401,728		FNMA	3.500	06/01/46	10,390
2,854,787		FNMA	3.500	08/01/46	2,850
7,556,225		FNMA	3.500	10/01/46	7,548
18,507,272		FNMA	3.500	12/01/46	18,470
50,579,892	h	FNMA	3.500	01/01/47	50,470
9,206,367		FNMA	3.000	04/01/47	8,929
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,385,938		FNMA	4.500%	02/01/48	$5,673
60,844,604		FNMA	3.000	02/25/48	59,502
6,516,957		FNMA	4.000	03/01/48	6,689
22,693,804		FNMA	4.500	03/01/48	23,902
83,192,541		FNMA	4.000	04/01/48	84,924
36,800,000		FNMA	4.500	07/01/48	38,367
9,746		Government National Mortgage Association (GNMA)	6.500	08/15/23	11
5,091		GNMA	6.500	08/15/23	6
5,205,162		GNMA	2.580	08/15/25	5,047
66,356		GNMA	6.500	05/20/31	76
7,849,559		GNMA	2.640	01/15/33	7,645
11,028,153		GNMA	2.690	06/15/33	10,401
8,903,737		GNMA	3.700	10/15/33	8,950
66,763		GNMA	6.000	10/20/36	74
77,818		GNMA	6.000	01/20/37	86
443,808		GNMA	6.000	02/20/37	490
188,858		GNMA	5.000	04/15/38	201
123,384		GNMA	6.000	08/20/38	136
276,749		GNMA	6.500	11/20/38	310
23,804		GNMA	4.500	02/20/39	25
8,245,326		GNMA	3.700	08/15/40	8,295
33,608		GNMA	4.500	08/20/41	36
120,124		GNMA	4.500	09/20/41	127
26,228		GNMA	4.500	01/20/44	28
27,726		GNMA	4.500	02/20/44	29
50,645		GNMA	4.500	05/20/44	54
345,433		GNMA	4.500	05/20/44	366
393,992		GNMA	4.500	08/20/44	418
397,705		GNMA	4.500	09/20/44	421
141,107		GNMA	4.500	10/20/44	149
86,586		GNMA	4.500	11/20/44	91
247,838		GNMA	4.500	12/20/44	263
376,520		GNMA	4.500	02/20/45	400
430,133		GNMA	4.500	08/20/45	457
468,812		GNMA	4.500	08/20/45	497
438,153		GNMA	4.500	12/20/45	465
18,434,753		GNMA	3.000	12/20/47	18,042
45,015,220		GNMA	3.500	12/20/47	45,214
36,771,257		GNMA	3.000	01/20/48	35,987
37,701,544		GNMA	3.500	01/20/48	37,868
10,530,256		GNMA	4.000	03/20/48	10,800
		TOTAL MORTGAGE BACKED			940,283

MUNICIPAL BONDS - 4.8%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,381
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,064
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,728
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,581
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,132
6,270,600		California Earthquake Authority	2.805	07/01/19	6,271
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,911
6,080,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,235
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,930,000	g	California Pollution Control Financing Authority	5.000%	07/01/37	$7,982
2,470,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,498
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,700
3,380,000		Chicago Board of Education	5.000	12/01/20	3,484
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,006
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,444
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,866
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,293
7,085,000		City & County of San Francisco CA	4.000	04/01/47	6,918
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,458
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,791
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,727
6,500,000		City of Chicago IL	7.750	01/01/42	7,042
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,199
560,000		City of Eugene, OR	6.320	08/01/22	604
1,250,000		City of Florence SC	4.250	12/01/34	1,258
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,462
500,000		City of Jersey City NJ	2.079	09/01/18	500
925,000		City of Jersey City NJ	2.423	09/01/19	920
5,145,000	h	City of Los Angeles CA	3.320	09/01/24	5,131
5,145,000	h	City of Los Angeles CA	3.450	09/01/25	5,127
7,500,000	h	City of Los Angeles CA	3.880	09/01/38	7,463
3,010,000		City of Norfolk VA	3.000	10/01/35	2,677
3,665,000		City of Norfolk VA	3.050	10/01/36	3,266
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,205
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,712
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,992
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,003
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	984
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,126
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,268
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,672
7,650,000		County of Alameda CA	3.820	08/01/38	7,572
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,442
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	16,539
1,600,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	1,617
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,944
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,947
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,075
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,282
4,135,000		Greene County OH	2.720	12/01/21	4,138
4,365,000		Greene County OH	3.120	12/01/23	4,377
4,615,000		Greene County OH	3.270	12/01/24	4,634
4,755,000		Greene County OH	3.420	12/01/25	4,782
1,400,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,488
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	976
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,125,000		Imperial Irrigation District Electric System Revenue	4.500%	11/01/40	$5,443
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,059
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	548
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,574
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,549
300,000		Massachusetts Housing Finance Agency	4.782	12/01/20	305
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,274
3,500,000		Metropolitan Council	1.750	09/01/20	3,423
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,175
8,000,000		Michigan Finance Authority	5.000	07/01/22	8,836
500,000		Michigan Finance Authority	5.000	07/01/22	546
8,945,000		Michigan Finance Authority	5.000	07/01/22	9,880
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,768
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,209
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,646
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	8,212
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,353
3,375,000		New Mexico Finance Authority	4.090	06/15/38	3,414
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,584
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,286
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,602
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,192
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,202
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,247
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,220
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,136
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	506
680,000		New York State Urban Development Corp	6.500	12/15/18	693
17,500,000		New York Transportation Development Corp	5.000	01/01/26	19,733
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,251
4,750,000		Northern California Power Agency	4.320	07/01/24	4,848
4,760,000		Ohio State Water Development Authority	4.879	12/01/34	5,231
700,000		Oklahoma Water Resources Board	3.071	04/01/22	702
13,250,000	g	Oregon State Business Development Commission	6.500	04/01/31	12,990
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,405
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	995
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,049
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,073
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	966
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	431
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,070
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,000
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,329
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,901
38,830,000		State of California	3.750	10/01/37	39,697
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,565,000		State of California	4.600%	04/01/38	$12,114
10,050,000		State of California	4.988	04/01/39	10,790
2,000,000	i	State of California	2.193	04/01/47	1,977
10,500,000		State of Illinois	5.000	02/01/19	10,657
9,800,000		State of Illinois	5.000	02/01/20	10,080
8,000,000		State of Illinois	5.000	02/01/22	8,397
9,000,000		State of Illinois	5.520	04/01/38	8,455
1,500,000		State of Louisiana	1.769	08/01/20	1,471
4,505,000		State of Michigan	3.375	12/01/20	4,558
4,405,000		State of Michigan	3.590	12/01/26	4,458
2,500,000		State of Ohio	5.412	09/01/28	2,922
2,500,000		State of Texas	2.749	10/01/23	2,481
5,000,000		State of Texas	6.072	10/01/29	5,219
2,025,000		State of Texas	3.576	08/01/34	2,025
3,370,000		State of Texas	3.726	08/01/43	3,372
3,000		State of Wisconsin	5.700	05/01/26	3
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,227
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,642
2,280,000		Tampa Bay Water	2.612	10/01/25	2,163
3,225,000		Tampa Bay Water	2.782	10/01/26	3,079
3,000,000		Tampa Bay Water	2.952	10/01/27	2,891
1,255,000		Texas Water Development Board	4.248	10/15/35	1,293
4,170,000		Texas Water Development Board	4.648	04/15/50	4,375
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,133
3,035,000		University of California	3.809	05/15/28	3,055
11,400,000		University of California	4.009	05/15/30	11,574
1,000,000		University of Cincinnati	3.250	06/01/29	1,003
1,560,000		University of Cincinnati	3.650	06/01/34	1,570
1,615,000		University of Cincinnati	3.700	06/01/35	1,630
18,000,000		University of New Mexico	3.532	06/20/32	17,780
17,500,000		University of Virginia	3.570	04/01/45	17,656
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,119
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,063
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,680
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,091
695,000		Water Works Board of the City of Birmingham	1.509	01/01/19	691
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,430
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,648
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	2,993
600,000		West Virginia Water Development Authority	5.000	11/01/21	656
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,500
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,136
		TOTAL MUNICIPAL BONDS			664,504

U.S. TREASURY SECURITIES - 2.0%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,151
1,000,000		United States Treasury Bond	3.375	05/15/44	1,070
66,090,000		United States Treasury Bond	2.875	11/15/46	64,647
88,925,000		United States Treasury Bond	3.000	05/15/47	89,088
675,000		United States Treasury Bond	3.000	02/15/48	677
2,750,000		United States Treasury Note	1.250	04/30/19	2,726
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$40,000		United States Treasury Note		1.375%	09/30/19	$39
1,000,000		United States Treasury Note		2.000	01/31/20	992
5,750,000		United States Treasury Note		1.625	03/15/20	5,664
13,285,000		United States Treasury Note		1.375	05/31/21	12,820
12,480,000		United States Treasury Note		2.625	06/15/21	12,481
4,150,000		United States Treasury Note		2.000	07/31/22	4,037
4,500,000		United States Treasury Note		1.750	09/30/22	4,327
12,234,500		United States Treasury Note		1.625	11/15/22	11,686
13,130,000		United States Treasury Note		1.750	01/31/23	12,579
5,200,000		United States Treasury Note		1.500	03/31/23	4,916
1,500,000		United States Treasury Note		1.375	09/30/23	1,399
3,200,000		United States Treasury Note		1.625	10/31/23	3,020
2,500,000		United States Treasury Note		2.250	10/31/24	2,420
26,250,000		United States Treasury Note		2.125	11/30/24	25,201
4,500,000		United States Treasury Note		2.750	02/28/25	4,483
6,539,000		United States Treasury Note		2.875	05/15/28	6,549
		TOTAL U.S. TREASURY SECURITIES				276,972

		TOTAL GOVERNMENT BONDS				3,098,495
		(Cost $3,130,801)

STRUCTURED ASSETS - 3.8%

ASSET BACKED - 1.9%
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	3,955
		Series - 2014 1A (Class A)
3,953,333	g	Capital Automotive REIT		3.870	04/15/47	3,944
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.946	06/25/34	3,879
		Series - 2004 OPT1 (Class M1)
2,985,000	g	DB Master Finance LLC		3.629	11/20/47	2,931
		Series - 2017 1A (Class A2I)
882,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	904
		Series - 2015 1A (Class A2II)
12,009,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,640
		Series - 2017 1A (Class A2II)
1,600,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,617
		Series - 2018 1A (Class A2I)
9,857,459	†,g	HERO Funding Trust		3.840	09/21/40	10,098
		Series - 2015 1A (Class A)
2,364,270	†,g	HERO Funding Trust		3.990	09/21/40	2,427
		Series - 2014 2A (Class A)
4,725,226	g	HERO Funding Trust		3.750	09/20/41	4,757
		Series - 2016 2A (Class A)
4,480,711	g	HERO Funding Trust		4.050	09/20/41	4,583
		Series - 2016 1A (Class A)
1,769,575	g	HERO Funding Trust		3.080	09/20/42	1,740
		Series - 2016 3A (Class A1)
10,991,055	g	HERO Funding Trust		3.710	09/20/47	10,929
		Series - 2017 1A (Class A1)
10,712,527	g	HERO Funding Trust		3.190	09/20/48	10,357
		Series - 2017 3A (Class A1)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,653,746	g	HERO Funding Trust		3.280%	09/20/48	$2,619
		Series - 2017 2A (Class A1)
11,676,180	g	HERO Funding Trust		4.670	09/20/48	12,020
		Series - 2018 1A (Class A2)
971,143	†,g	HERO Residual Funding		4.500	09/21/42	966
		Series - 2016 1R (Class A1)
572,068	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.341	02/25/36	571
		Series - 2006 1 (Class 1A1)
8,411,600	g	Mosaic Solar Loans LLC		3.820	09/20/42	8,354
		Series - 2017 2A (Class A)
3,227,721	g	MVW Owner Trust		2.420	12/20/34	3,147
		Series - 2017 1A (Class A)
5,865,905	g	Renew		3.670	09/20/52	5,822
		Series - 2017 1A (Class A)
13,000,000	†,g	Renew		3.950	09/20/53	12,995
		Series - 2018 1 (Class A)
655,416		Santander Drive Auto Receivables Trust		2.740	12/15/21	656
		Series - 2015 5 (Class C)
521,206	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	518
		Series - 2015 3A (Class A)
368,778	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	367
		Series - 2015 3A (Class B)
5,092,279	g	SolarCity LMC		4.590	04/20/44	5,075
		Series - 2014 1 (Class A)
25,043,851	†,g	SolarCity LMC		4.020	07/20/44	23,496
		Series - 2014 2 (Class A)
5,320,514	g	SolarCity LMC		4.800	09/20/48	5,228
		Series - 2016 A (Class A)
2,808,625	g	SpringCastle America Funding LLC		3.050	04/25/29	2,798
		Series - 2016 AA (Class A)
3,048,093	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.483	04/25/35	2,983
		Series - 2005 7XS (Class 2A1A)
11,841,444	g	TES LLC		4.330	10/20/47	11,716
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,558
		Series - 2017 1A (Class B)
9,766,445	g	TES LLC		4.120	02/20/48	9,550
		Series - 2017 2A (Class A)
15,767,596	g	Tesla Auto Lease Trust		2.320	12/20/19	15,716
		Series - 2018 A (Class A)
498,668		Toyota Auto Receivables Owner Trust		1.270	05/15/19	498
		Series - 2015 B (Class A3)
13,038,146		Toyota Auto Receivables Owner Trust		1.300	04/15/20	12,970
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	22,434
		Series - 2015 B (Class A4)
15,000,000	†,g	Vivint Colar Financing V LLC		4.730	04/30/48	14,995
		Series - 2018 1A (Class A)
2,793,867	g	VOLT LVIII LLC (Step Bond)		3.375	05/28/47	2,789
		Series - 2017 NPL5 (Class A1)
2,500,000	g	VOLT LVIII LLC (Step Bond)		5.375	05/28/47	2,492
		Series - 2017 NPL5 (Class A2)
2,803,417	g	VOLT LXIII LLC (Step Bond)		3.000	10/25/47	2,774
		Series - 2017 NP10 (Class A1)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,500,000	g	VOLT LXIII LLC (Step Bond)		4.625%	10/25/47	$4,467
		Series - 2017 NP10 (Class A2)
297,715	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	292
		Series - 2006 N1 (Class N1)
146,258	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.451	05/25/35	146
		Series - 2005 SD1 (Class A)
2,985,000	g	Wendys Funding LLC		3.573	03/15/48	2,903
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				267,676

OTHER MORTGAGE BACKED - 1.9%
811,949	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	814
		Series - 2007 1 (Class AM)
2,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	1,983
		Series - 2007 5 (Class B)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,560
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,018
		Series - 2015 MSQ (Class B)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,971
		Series - 2016 CD2 (Class B)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,828
		Series - 2016 CLNE (Class A)
4,301,039	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	4,386
		Series - 2007 C3 (Class AJ)
2,750,000	g,i	COMM Mortgage Trust		3.528	10/10/29	2,677
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.712	10/10/29	7,276
		Series - 2017 PANW (Class C)
10,761,000	g	COMM Mortgage Trust		3.544	03/10/31	10,887
		Series - 2013 WWP (Class C)
925,000	g,i	COMM Mortgage Trust		4.950	08/10/46	965
		Series - 2013 CR10 (Class B)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.341	01/25/29	5,658
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.541	01/25/29	2,506
		Series - 2016 C05 (Class 2M2)
2,349,678	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	2,363
		Series - 2017 C03 (Class 1M1)
863,018	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.941	11/25/29	866
		Series - 2017 C04 (Class 2M1)
22,300	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.841	02/25/30	22
		Series - 2017 C06 (Class 1M1)
2,725,597	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	2,722
		Series - 2018 C01 (Class 1M1)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.641	07/25/30	1,717
		Series - 2018 C01 (Class 1B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,978
		Series - 2018 C02 (Class 2M2)
2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.897	08/25/30	1,975
		Series - 2018 C02 (Class 2B1)
2,645,943	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	2,645
		Series - 2018 C03 (Class 1M1)
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$350,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852%	12/25/30	$350
		Series - 2018 C04 (Class 2M1)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,049
		Series - 2006 OMA (Class D)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,529
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	8,540
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.854	11/10/32	4,958
		Series - 2017 CALI (Class B)
1,715,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	1,793
		Series - 2011 LC1A (Class C)
3,500,000	i	Federal National Mortgage Association (FNMA)		3.325	06/25/28	3,471
		Series - 2018 M8 (Class A2)
7,293,200	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,271
		Series - 2018 3INV (Class A3)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,659
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,044
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II		5.355	12/10/43	2,625
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	4,689
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,693
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,638
		Series - 2016 10HY (Class C)
374,404	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.751	03/25/35	359
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.522	07/15/46	3,164
		Series - 2011 C4 (Class C)
10,273,039	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	10,091
		Series - 2007 CH5 (Class A1)
634,284	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	617
1,115,481	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,086
1,301,991	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,266
187,758	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	186
		Series - 2017 1 (Class A3)
5,469,053	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	5,363
		Series - 2017 2 (Class A3)
785,209	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	769
		Series - 2017 2 (Class A13)
2,301,862	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	2,274
		Series - 2017 3 (Class 1A5)
2,220,000	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,193
		Series - 2018 6 (Class 1A3)
44,315	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	44
		Series - 2007 C6 (Class AM)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	3,909
		Series - 2017 330M (Class B)
2,251,951	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	2,268
		Series - 2007 6 (Class AM)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$21,000,000	g	Morgan Stanley Capital I Trust		3.350%	07/13/29	$21,070
		Series - 2014 CPT (Class A)
818,134	i	Morgan Stanley Capital I Trust		5.389	11/12/41	816
		Series - 2006 HQ10 (Class AJ)
155,795	i	Morgan Stanley Capital I Trust		6.366	10/15/42	155
		Series - 2006 IQ11 (Class AJ)
570,342	i	Morgan Stanley Capital I Trust		6.285	06/11/49	576
		Series - 2007 IQ15 (Class AJ)
2,011,292	i	Morgan Stanley Capital I Trust		6.376	12/12/49	1,524
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.427	07/11/39	4,809
		Series - 2017 712F (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	17,816
		Series - 2010 OBP (Class A)
695,108	g,i	Sequoia Mortgage Trust		3.500	11/25/46	690
		Series - 2016 3 (Class A10)
4,340,165	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,255
		Series - 2017 5 (Class A5)
2,700,300	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,672
		Series - 2018 5 (Class A4)
1,681,528	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,687
		Series - 2018 CH2 (Class A21)
2,400,000	g	Sequoia Mortgage Trust		4.000	07/25/48	2,416
564,295	i	Shellpoint Co Originator Trust		3.500	11/21/46	559
1,761,373	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	03/25/25	1,769
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.891	03/25/25	804
		Series - 2015 HQ1 (Class M3)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.441	03/25/29	1,776
		Series - 2016 HQA3 (Class M2)
284,036	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	286
		Series - 2017 DNA1 (Class M1)
3,861,388	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	10/25/29	3,904
		Series - 2017 DNA2 (Class M1)
183,439	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	184
		Series - 2017 HQA2 (Class M1)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	3.891	07/25/30	7,867
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.241	07/25/30	2,869
		Series - 2018 DNA1 (Class B1)
1,925,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	1,926
		Series - 2018 SPI2 (Class M1)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,053
		Series - 2007 C34 (Class B)
1,071,608	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	1,090
		Series - 2007 C34 (Class AJ)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	1,686
		Series - 2007 C34 (Class C)
777,093	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	780
		Series - 2007 C31 (Class AJ)
909,445	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	919
		Series - 2007 C32 (Class AJ)
254,437	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	261
		Series - 2007 C33 (Class AM)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

		ISSUER	VALUE (000)

		TOTAL OTHER MORTGAGE BACKED	$267,934

		TOTAL STRUCTURED ASSETS	535,610
		(Cost $543,254)

		TOTAL BONDS	5,521,502
		(Cost $5,605,189)

SHARES		COMPANY

COMMON STOCKS - 59.0%

AUTOMOBILES & COMPONENTS - 1.0%
148,800		Aisin Seiki Co Ltd	6,775
80,527	*	American Axle & Manufacturing Holdings, Inc	1,253
562	e	Autoliv, Inc	80
123,868		Bayerische Motoren Werke AG.	11,197
3,491		BorgWarner, Inc	151
261,200		Bridgestone Corp	10,203
77,183		Delphi Automotive plc	7,072
203,582		Denso Corp	9,934
97,691		Harley-Davidson, Inc	4,111
479,880		Honda Motor Co Ltd	14,071
350,800		Isuzu Motors Ltd	4,651
163,362		Magna International, Inc	9,501
56,903		Michelin (C.G.D.E.) (Class B)	6,884
7,033	*	Modine Manufacturing Co	128
13,300		NGK Spark Plug Co Ltd	378
60,600		NOK Corp	1,170
378,978		Peugeot S.A.	8,635
100,987	e	Renault S.A.	8,556
137,000	e	Sumitomo Rubber Industries, Inc	2,172
72,955	*,e	Tesla, Inc	25,020
60,000		Toyoda Gosei Co Ltd	1,519
334	*	Visteon Corp	43
109,500	e	Yokohama Rubber Co Ltd	2,271
		TOTAL AUTOMOBILES & COMPONENTS	135,775

BANKS - 4.7%
20,740		Ameris Bancorp	1,106
73,916		Associated Banc-Corp	2,018
806,509	e	Australia & New Zealand Banking Group Ltd	16,880
4,087,549		Banca Intesa S.p.A.	11,826
1,214,557		Banca Intesa S.p.A. RSP	3,670
2,060		Bancfirst Corp	122
1,929,911		Banco Bilbao Vizcaya Argentaria S.A.	13,611
1,237,197		Banco de Sabadell S.A.	2,066
817,660		Bank Hapoalim Ltd	5,543
841,607		Bank Leumi Le-Israel	4,980
2,917,323		Bank of America Corp	82,239
1,030		Bank of Hawaii Corp	86
190,229		Bank of Montreal	14,704
309,455		Bank of Nova Scotia	17,522
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,264		Bank of the Ozarks, Inc	$147
3,730		BankUnited	152
7,546		Banner Corp	454
658,903		BB&T Corp	33,235
356		Bendigo Bank Ltd	3
13,069		Berkshire Hills Bancorp, Inc	531
1,991,000		BOC Hong Kong Holdings Ltd	9,358
900		BOK Financial Corp	85
6,533		Brookline Bancorp, Inc	121
8,589		Bryn Mawr Bank Corp	398
1,795,908		CaixaBank S.A.	7,730
19,106		Camden National Corp	873
87,694		Canadian Imperial Bank of Commerce	7,628
9,281		Chemical Financial Corp	517
702,018		Citizens Financial Group, Inc	27,308
2,120		Columbia Banking System, Inc	87
214,173		Comerica, Inc	19,473
31,139		Commerce Bancshares, Inc	2,015
410,761	*	Commerzbank AG.	3,918
403,329	e	Commonwealth Bank of Australia	21,753
889		Community Trust Bancorp, Inc	44
9,015		Cullen/Frost Bankers, Inc	976
35,598	*	Customers Bancorp, Inc	1,010
622,793		DBS Group Holdings Ltd	12,111
289,370		DNB NOR Holding ASA	5,635
39,046	*	FCB Financial Holdings, Inc	2,296
11,562		Federal Agricultural Mortgage Corp (Class C)	1,035
271,685		Fifth Third Bancorp	7,797
21,395		First Commonwealth Financial Corp	332
6,726		First Financial Bancorp	206
14,113	e	First Financial Bankshares, Inc	718
1,399		First Financial Corp	63
17,761		First Interstate Bancsystem, Inc	750
14,541		First Merchants Corp	675
35,610		First Republic Bank	3,447
16,186		FNB Corp	217
2,590		Glacier Bancorp, Inc	100
5,441		Hancock Holding Co	254
413,500		Hang Seng Bank Ltd	10,325
16,503		Heartland Financial USA, Inc	905
9,347		Heritage Financial Corp	326
24,702	*	HomeStreet, Inc	666
21,937	*	HomeTrust Bancshares, Inc	618
4,198		Huntington Bancshares, Inc	62
6,451		Independent Bank Corp (MA)	506
1,029,939		ING Groep NV	14,784
1,147		International Bancshares Corp	49
136,208		Investors Bancorp, Inc	1,742
125,286		KBC Groep NV	9,622
1,198,939		Keycorp	23,427
2,791		Live Oak Bancshares, Inc	86
167,244		M&T Bank Corp	28,457
1,800		MB Financial, Inc	84
58,589	*	MGIC Investment Corp	628
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

212,400		Mitsui Trust Holdings, Inc	$8,380
7,498		Mizrahi Tefahot Bank Ltd	138
747,128	e	National Australia Bank Ltd	15,170
9,872		National Bank Holdings Corp	381
7,259	e	National Bank of Canada	349
3,324		NBT Bancorp, Inc	127
121,203		New York Community Bancorp, Inc	1,338
1,138,434		Nordea Bank AB	10,921
54,855		Northfield Bancorp, Inc	912
1,532		OceanFirst Financial Corp	46
65,374	e	OFG Bancorp	918
19,038		Old National Bancorp	354
15,649		Opus Bank	449
21,876		PacWest Bancorp	1,081
14,998		People’s United Financial, Inc	271
22,319		Pinnacle Financial Partners, Inc	1,369
295,930		PNC Financial Services Group, Inc	39,980
820		Prosperity Bancshares, Inc	56
988,195		Regions Financial Corp	17,570
993,900		Resona Holdings, Inc	5,297
500,485		Skandinaviska Enskilda Banken AB (Class A)	4,737
1,216,485		Standard Chartered plc	11,050
7,921		State Bank & Trust Co	265
8,646		Stock Yards Bancorp, Inc	330
370,800		Sumitomo Mitsui Financial Group, Inc	14,463
30,362	*	SVB Financial Group	8,767
543,519		Svenska Handelsbanken AB	6,020
394,873		Swedbank AB (A Shares)	8,413
800	*	Texas Capital Bancshares, Inc	73
6,965		TFS Financial Corp	110
50,351	*	The Bancorp, Inc	527
413,915		Toronto-Dominion Bank	23,957
2,462		Trico Bancshares	92
17,930	*	Tristate Capital Holdings, Inc	468
1,700		Trustmark Corp	55
9,293		UMB Financial Corp	708
33,564		Umpqua Holdings Corp	758
19,739		Union Bankshares Corp	767
17,156		United Bankshares, Inc	624
5,260		Univest Corp of Pennsylvania	145
14,406		Webster Financial Corp	918
3,410		WesBanco, Inc	154
3,019		Westamerica Bancorporation	171
51,005	*	Western Alliance Bancorp	2,887
857,066	e	Westpac Banking Corp	18,613
1,110		Wintrust Financial Corp	97
1,706		WSFS Financial Corp	91
39,949		Zions Bancorporation	2,105
		TOTAL BANKS	654,584

CAPITAL GOODS - 4.5%
255,196		3M Co	50,202
15,208		A.O. Smith Corp	900
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

575,120		ABB Ltd	$12,546
881		Acuity Brands, Inc	102
533		AGCO Corp	32
40,183		Air Lease Corp	1,687
429		Allegion plc	33
14,787		Argan, Inc	606
456	*	Armstrong World Industries, Inc	29
48,946		Assa Abloy AB	1,038
195,793		Atlas Copco AB (A Shares)	5,670
177,580		Atlas Copco AB (B-Shares)	4,626
4,544	*	Axon Enterprise, Inc	287
68,269		Barnes Group, Inc	4,021
2,120	*	Beacon Roofing Supply, Inc	90
54,799		Brenntag AG.	3,045
28,642		Briggs & Stratton Corp	504
73,289	*	Builders FirstSource, Inc	1,340
160,557		Bunzl plc	4,849
574		Carlisle Cos, Inc	62
258,513		Caterpillar, Inc	35,072
16,918	*	Chart Industries, Inc	1,044
677,057		CNH Industrial NV	7,152
77,815		Cummins, Inc	10,349
99,100		Daikin Industries Ltd	11,844
63,779		DCC plc	5,783
161,551		Deere & Co	22,585
888		Donaldson Co, Inc	40
22,188		Dover Corp	1,624
19,624	*	DXP Enterprises, Inc	750
283,883		Eaton Corp	21,217
12,936		Eiffage S.A.	1,405
4,718		EMCOR Group, Inc	359
177,580	*	Epiroc AB	1,626
195,793	*	Epiroc AB	2,055
78,795	*	Esterline Technologies Corp	5,815
145,928		Fastenal Co	7,024
127,972		Ferguson plc	10,354
978		Flowserve Corp	40
68,406		Fortive Corp	5,275
856		Fortune Brands Home & Security, Inc	46
3,384		Graco, Inc	153
8,102		H&E Equipment Services, Inc	305
80,914		Hexcel Corp	5,371
115,000		Hino Motors Ltd	1,226
97,900		Hitachi Construction Machinery Co Ltd	3,174
16,669		Hochtief AG.	3,006
288		Hubbell, Inc	30
386		IDEX Corp	53
246,905		Illinois Tool Works, Inc	34,206
134,441		Ingersoll-Rand plc	12,063
477,055		Johnson Controls International plc	15,958
607,000		Kajima Corp	4,690
55,200		Kawasaki Heavy Industries Ltd	1,624
1,335,270		Keppel Corp Ltd	6,985
196,578	*,e	KEYW Holding Corp, The	1,718
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

353,100		Komatsu Ltd	$10,052
566,200		Kubota Corp	8,887
59,117		L3 Technologies, Inc	11,369
364		Lennox International, Inc	73
398,390		Masco Corp	14,908
504,170		Meggitt plc	3,272
492,600		Mitsubishi Corp	13,659
653,200		Mitsui & Co Ltd	10,877
563		MSC Industrial Direct Co (Class A)	48
1,510		MTU Aero Engines Holding AG.	289
8,124	*	MYR Group, Inc	288
83,000		NGK Insulators Ltd	1,475
333,800		Obayashi Corp	3,466
358		Oshkosh Truck Corp	25
68,619		Osram Licht AG.	2,795
386		Owens Corning, Inc	24
119,987		PACCAR, Inc	7,434
58,416		Parker-Hannifin Corp	9,104
184,808	*,e	Plug Power, Inc	373
116,876	*	Quanta Services, Inc	3,904
247,163		Rexel S.A.	3,548
50,348		Rockwell Automation, Inc	8,369
248,902		Rockwell Collins, Inc	33,522
52,210		Roper Industries, Inc	14,405
17,377	*	Rush Enterprises, Inc (Class A)	754
171,627		Schneider Electric S.A.	14,274
28,778	*	Sensata Technologies Holding plc	1,369
386,200		Shimizu Corp	3,997
170,044		Siemens AG.	22,404
7,999		Snap-On, Inc	1,286
64,773		Spirit Aerosystems Holdings, Inc (Class A)	5,565
10,084		Stanley Works	1,339
72,127	*	Teledyne Technologies, Inc	14,358
22,276	*	Titan Machinery, Inc	346
29,500		Toto Ltd	1,365
197,700		Toyota Tsusho Corp	6,607
68,669		TransDigm Group, Inc	23,700
1,172		Travis Perkins plc	22
29,026	*	United Rentals, Inc	4,285
10,935	*	Veritiv Corp	436
43,367		Vestas Wind Systems AS	2,677
292,944		Volvo AB (B Shares)	4,656
16,868		W.W. Grainger, Inc	5,202
34,781		Wabash National Corp	649
137	*	WABCO Holdings, Inc	16
366,312		Wartsila Oyj (B Shares)	7,171
3,753	*	Welbilt, Inc	84
254,633	*	Wesco Aircraft Holdings, Inc	2,865
698	*	WESCO International, Inc	40
19,775		Woodward Governor Co	1,520
8,176	e	WSP Global, Inc	431
46,643		Xylem, Inc	3,143
		TOTAL CAPITAL GOODS	626,417
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,604		ABM Industries, Inc	$76
49,764		ACCO Brands Corp	689
25,543		Adecco S.A.	1,507
248,743		Brambles Ltd	1,633
16,143	*	Cimpress NV	2,340
272,119	*	Copart, Inc	15,391
37,478		Exponent, Inc	1,810
12,422		Heidrick & Struggles International, Inc	435
11,793		ICF International, Inc	838
314,230	*	IHS Markit Ltd	16,211
31,165		Insperity, Inc	2,969
126,205		Intertek Group plc	9,490
1,600		KAR Auction Services, Inc	88
16,221		Kelly Services, Inc (Class A)	364
7,947		Kforce, Inc	273
15,748		Manpower, Inc	1,355
38,808	*,†,m	Media General, Inc	0
23,089	*	Mistras Group, Inc	436
2,100		Mobile Mini, Inc	99
44,324	*	Navigant Consulting, Inc	981
1,000	*	On Assignment, Inc	78
10,610		Pitney Bowes, Inc	91
90,200		Recruit Holdings Co Ltd	2,491
21,731		Resources Connection, Inc	367
116,010		Robert Half International, Inc	7,552
1,100		Secom Co Ltd	84
3,754		SGS S.A.	9,975
1,544	*	SP Plus Corp	58
66,652	*,e	Team, Inc	1,540
9,438		Tetra Tech, Inc	552
166,614		TransUnion	11,936
23,633		Viad Corp	1,282
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	92,991

CONSUMER DURABLES & APPAREL - 1.1%
48,541		Adidas-Salomon AG.	10,568
497,409		Barratt Developments plc	3,372
30,182		Berkeley Group Holdings plc	1,504
232,096		Burberry Group plc	6,596
83,671		Callaway Golf Co	1,587
224		Carter’s, Inc	24
20,968	*	Century Communities, Inc	662
20,506		Ethan Allen Interiors, Inc	502
92,506	*,e	Fossil Group, Inc	2,486
709		Garmin Ltd	43
24,584	e	Hanesbrands, Inc	541
804		Hasbro, Inc	74
15,890	*,e	iRobot Corp	1,204
32,156		Lennar Corp (Class A)	1,688
4,521	*,e	LGI Homes, Inc	261
13,857	*	Lululemon Athletica, Inc	1,730
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

120,304	e	Mattel, Inc	$1,975
34,564	*	Meritage Homes Corp	1,519
666	*	Michael Kors Holdings Ltd	44
24,650	*	Mohawk Industries, Inc	5,282
19,825		Movado Group, Inc	958
275,275		Newell Rubbermaid, Inc	7,099
649,655		Nike, Inc (Class B)	51,765
10	*	NVR, Inc	30
827,400		Panasonic Corp	11,157
14,720		Pandora AS	1,026
201		Pool Corp	31
646		PVH Corp	97
22,100		Sekisui Chemical Co Ltd	376
373,500		Sekisui House Ltd	6,601
64,300	e	Sharp Corp	1,564
327,600		Sony Corp	16,778
750		Tapestry, Inc	35
762,926		Taylor Wimpey plc	1,796
762,500		Techtronic Industries Co	4,235
372	*,e	Tempur Sealy International, Inc	18
273		Toll Brothers, Inc	10
279		Tupperware Corp	12
83,606	*,e	Under Armour, Inc	1,762
170,931	*,e	Under Armour, Inc (Class A)	3,843
18,549	*	Unifi, Inc	588
73,202		VF Corp	5,967
10,849		Whirlpool Corp	1,586
		TOTAL CONSUMER DURABLES & APPAREL	158,996

CONSUMER SERVICES - 1.3%
138,079		Accor S.A.	6,763
15,319	*	American Public Education, Inc	645
71,614		ARAMARK Holdings Corp	2,657
5,746	*	Bright Horizons Family Solutions	589
19,899		Carriage Services, Inc	488
44,849		Choice Hotels International, Inc	3,391
564,363		Compass Group plc	12,030
53,679		Darden Restaurants, Inc	5,747
676		Dunkin Brands Group, Inc	47
3,355	*	El Pollo Loco Holdings, Inc	38
1,543		H&R Block, Inc	35
183,239		Hilton Worldwide Holdings, Inc	14,505
26,982	*	Houghton Mifflin Harcourt Co	206
29,678		ILG, Inc	980
140,104		InterContinental Hotels Group plc	8,710
258,179		Marriott International, Inc (Class A)	32,685
653,836	g	Merlin Entertainments plc	3,334
87,086	*	Norwegian Cruise Line Holdings Ltd	4,115
101,100		Oriental Land Co Ltd	10,600
98,533		Royal Caribbean Cruises Ltd	10,208
55,231		Service Corp International	1,977
76,796	*	ServiceMaster Global Holdings, Inc	4,567
1,172,000		Shangri-La Asia Ltd	2,196
635	e	Six Flags Entertainment Corp	44
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

803,612		Starbucks Corp	$39,256
256,169		TUI AG. (DI)	5,603
15,174		Vail Resorts, Inc	4,161
3,787		Wendy’s	65
130,649		Whitbread plc	6,810
		TOTAL CONSUMER SERVICES	182,452

DIVERSIFIED FINANCIALS - 3.3%
717,999		3i Group plc	8,501
90,800		AEON Financial Service Co Ltd	1,935
78,780		Ally Financial, Inc	2,070
443,362		American Express Co	43,449
34,715		Ameriprise Financial, Inc	4,856
1,444,992		AMP Ltd	3,801
697,270		Bank of New York Mellon Corp	37,604
79,185		BlackRock, Inc	39,517
301,461		Capital One Financial Corp	27,704
665,152		Charles Schwab Corp	33,989
6,710		Chimera Investment Corp	123
235,346		CME Group, Inc	38,578
73,651		Deutsche Boerse AG.	9,792
361,915		Discover Financial Services	25,482
3,050		Dynex Capital, Inc	20
4,661	*	E*TRADE Financial Corp	285
101,152		EXOR NV	6,769
15,538		Factset Research Systems, Inc	3,078
53,294		Franklin Resources, Inc	1,708
38,193	*	Green Dot Corp	2,803
398,375		Hong Kong Exchanges and Clearing Ltd	11,922
194,743		Invesco Ltd	5,172
617,282		Investec plc	4,365
33,731		Investment Technology Group, Inc	706
68,124		Investor AB (B Shares)	2,759
47,941		Legg Mason, Inc	1,665
173,985		London Stock Exchange Group plc	10,242
655		LPL Financial Holdings, Inc	43
132,838		Macquarie Group Ltd	12,106
412,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,526
39,984		Moody’s Corp	6,820
910		Morningstar, Inc	117
882,631		Natixis	6,245
12,048	*,†,m	NewStar Financial, Inc	6
181,295		Northern Trust Corp	18,653
104,012	*	On Deck Capital, Inc	728
1,841		Raymond James Financial, Inc	165
146,504		S&P Global, Inc	29,871
115,106		Schroders plc	4,777
1,096,051		Standard Life plc	4,693
254,292		State Street Corp	23,672
68,336		T Rowe Price Group, Inc	7,933
119,663		TD Ameritrade Holding Corp	6,554
18,320		Voya Financial, Inc	861
25,534		Wendel	3,513
		TOTAL DIVERSIFIED FINANCIALS	458,178
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

ENERGY - 3.6%
19,066		Aker BP ASA	$701
161,542		AltaGas Income Trust	3,336
167,173	*	Antero Resources Corp	3,569
142,503		Apache Corp	6,662
15,185		Archrock, Inc	182
273,181		Baker Hughes a GE Co	9,023
8,057	*,e	California Resources Corp	366
3,504		Caltex Australia Ltd	84
672,692		Cenovus Energy, Inc (Toronto)	6,985
173,424	*	Cheniere Energy, Inc	11,306
30,167		Cimarex Energy Co	3,069
474,868		ConocoPhillips	33,060
36,588	*,e	Covia Holdings Corp	679
48,207		Delek US Holdings, Inc	2,419
63,664	*	Denbury Resources, Inc	306
289,657		Devon Energy Corp	12,733
16,418		Enagas	479
481,364		Enbridge, Inc (Toronto)	17,209
501,676	e	EnCana Corp	6,552
92,239		EQT Corp	5,090
42,054	*	Exterran Corp	1,053
78,969	*	Forum Energy Technologies, Inc	975
382,818		Galp Energia SGPS S.A.	7,283
47,174		Green Plains Renewable Energy, Inc	863
97,403	*	Helix Energy Solutions Group, Inc	811
114,164		Hess Corp	7,636
770,686		Inpex Holdings, Inc	8,004
38,891		John Wood Group plc	321
2,012,662		Kinder Morgan, Inc	35,564
57,666		Koninklijke Vopak NV	2,658
1,460	*	Laredo Petroleum Holdings, Inc	14
47,559		Lundin Petroleum AB	1,510
336,579		Marathon Oil Corp	7,021
28,451	*	Matrix Service Co	522
157,783	*	McDermott International, Inc	3,100
349,080		National Oilwell Varco, Inc	15,150
16,599	*	Natural Gas Services Group, Inc	392
104,756		Neste Oil Oyj	8,196
575	*	Newfield Exploration Co	17
107,917	*	Newpark Resources, Inc	1,171
173,638		Noble Energy, Inc	6,126
501,623		Occidental Petroleum Corp	41,976
5,830		Oceaneering International, Inc	148
138,124		OMV AG.	7,812
271,069		Oneok, Inc	18,929
8,920		PBF Energy, Inc	374
16,542	*	PDC Energy, Inc	1,000
86,710		Pioneer Natural Resources Co	16,409
50,847	*,e	Renewable Energy Group, Inc	908
586,030		Repsol YPF S.A.	11,439
1,410	e	RPC, Inc	21
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

129,300	*	Santos Ltd	$599
726,241		Schlumberger Ltd	48,680
171,800		Showa Shell Sekiyu KK	2,560
25,393		SM Energy Co	652
2,043,909	e	Snam Rete Gas S.p.A.	8,518
323,509	*	Southwestern Energy Co	1,715
475,008		Statoil ASA	12,560
445,703		Suncor Energy, Inc	18,138
143,731	*	Superior Energy Services	1,400
1,009		Targa Resources Investments, Inc	50
801		TechnipFMC plc (Euro OTC)	25
282,465		Tenaris S.A.	5,155
244,854	*	Tetra Technologies, Inc	1,090
491,203		Total S.A.	29,829
24,262	*	Unit Corp	620
23,728	e	US Silica Holdings Inc	610
337,397		Valero Energy Corp	37,394
920,224	*,e	Weatherford International Ltd	3,028
283,365		Woodside Petroleum Ltd	7,426
25,600		World Fuel Services Corp	522
		TOTAL ENERGY	511,784

FOOD & STAPLES RETAILING - 0.6%
156,900		Aeon Co Ltd	3,356
33,483		Alimentation Couche Tard, Inc	1,455
75,527		Casey’s General Stores, Inc	7,936
46,095		Casino Guichard Perrachon S.A.	1,784
41,504	*	Chefs’ Warehouse Holdings, Inc	1,183
700		FamilyMart Co Ltd	74
28,904	e	George Weston Ltd	2,358
612,987		J Sainsbury plc	2,594
103,584		Loblaw Cos Ltd	5,326
147,990		Metro Wholesale & Food Specialist AG.	1,824
99,916	*	Performance Food Group Co	3,667
26,111		Pricesmart, Inc	2,363
101,919	*	Smart & Final Stores, Inc	566
48,144		Spartan Stores, Inc	1,229
255,430	*	Sprouts Farmers Market, Inc	5,637
3,394,984		Tesco plc	11,487
81,296	*	United Natural Foods, Inc	3,468
415,797	*	US Foods Holding Corp	15,726
12,906		Weis Markets, Inc	688
208,002		Wesfarmers Ltd	7,589
459,754		WM Morrison Supermarkets plc	1,525
2,015		Woolworths Ltd	46
		TOTAL FOOD & STAPLES RETAILING	81,881

FOOD, BEVERAGE & TOBACCO - 2.4%
414,000		Ajinomoto Co, Inc	7,837
40,341		Archer Daniels Midland Co	1,849
259,803		Associated British Foods plc	9,368
1,826		Barry Callebaut AG.	3,272
45,429		Bunge Ltd	3,167
110,151	e	Campbell Soup Co	4,465
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

467,456		Coca-Cola Amatil Ltd	$3,179
1,463,356		Coca-Cola Co	64,183
171,578		Coca-Cola European Partners plc (Class A)	6,973
187,245		Coca-Cola HBC AG.	6,232
188,469		Danone	13,761
19,775	*,e	Freshpet, Inc	543
424,886		General Mills, Inc	18,805
2,360	*	Hain Celestial Group, Inc	70
116,392	e	Hormel Foods Corp	4,331
192,538		Kellogg Co	13,453
92,440		Kerry Group plc (Class A)	9,672
121,200		Kikkoman Corp	6,119
10,588		McCormick & Co, Inc	1,229
945,590		Mondelez International, Inc	38,769
572,365		Nestle S.A.	44,359
47,900		Nissin Food Products Co Ltd	3,471
455,798		Orkla ASA	3,988
563,238		PepsiCo, Inc	61,320
129,900		Suntory Beverage & Food Ltd	5,554
89,700		Yakult Honsha Co Ltd	5,997
		TOTAL FOOD, BEVERAGE & TOBACCO	341,966

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
13,468		Abaxis, Inc	1,118
30,780	*	Abiomed, Inc	12,591
49,806	*	Acadia Healthcare Co, Inc	2,038
39,666	*	Accuray, Inc	163
11,700		Alfresa Holdings Corp	275
50,114	*	Align Technology, Inc	17,146
86,466	*	Allscripts Healthcare Solutions, Inc	1,038
37,965	*	Amedisys, Inc	3,244
40,869	*	AMN Healthcare Services, Inc	2,395
35,222	*	Angiodynamics, Inc	783
53,713	*	athenahealth, Inc	8,548
32,319	*	AtriCure, Inc	874
176,146		Becton Dickinson & Co	42,198
73,393	*	Brookdale Senior Living, Inc	667
31,810	*	Capital Senior Living Corp	339
282,531		Cardinal Health, Inc	13,796
25,145	*	Cardiovascular Systems, Inc	813
126,723	*	Centene Corp	15,614
182,855	*	Cerner Corp	10,933
79,050	*	Cerus Corp	527
50,101		Coloplast AS	5,002
14,582	e	Computer Programs & Systems, Inc	480
308,743	g	ConvaTec Group plc	862
19,943		Cooper Cos, Inc	4,696
4,570	*	Corvel Corp	247
25,039	*	Cross Country Healthcare, Inc	282
78,540		Dentsply Sirona, Inc	3,438
21,016	*	Diplomat Pharmacy, Inc	537
144,466	*	Edwards Lifesciences Corp	21,030
105,895	*	Endologix, Inc	599
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

134,244	*	Envision Healthcare Corp	$5,908
73,692		Essilor International S.A.	10,390
52,788	*,e	GenMark Diagnostics, Inc	337
4,374	*	Haemonetics Corp	392
175,083		HCA Holdings, Inc	17,964
583,695		Healthscope Ltd	952
26,729	*	Henry Schein, Inc	1,942
10,561	*	HMS Holdings Corp	228
132,293	*	Hologic, Inc	5,259
123,394		Humana, Inc	36,726
34,863	*	Idexx Laboratories, Inc	7,598
41,302	*	Integer Holding Corp	2,670
29,723	*	Kindred Healthcare, Inc	267
324,298		Koninklijke Philips Electronics NV	13,740
66,632	*	Laboratory Corp of America Holdings	11,962
19,312	*	LHC Group, Inc	1,653
49,318	*	LifePoint Hospitals, Inc	2,407
9,373	*	LivaNova plc	936
412,449	e	Mediclinic International plc	2,857
7,710	*	Medidata Solutions, Inc	621
37,651	*	Merit Medical Systems, Inc	1,928
95,734	*	NMC Health plc	4,506
46,381	*	Omnicell, Inc	2,433
70,523	*	OraSure Technologies, Inc	1,161
1,240	*	Penumbra, Inc	171
2,830	*	Premier, Inc	103
15,337	*	Providence Service Corp	1,205
42,933	*	Quality Systems, Inc	837
29,557		Quest Diagnostics, Inc	3,249
23,328	*	Quidel Corp	1,551
108,471		Ramsay Health Care Ltd	4,332
57,860		Resmed, Inc	5,993
252,994		Ryman Healthcare Ltd	2,049
4,058		Sartorius AG.	604
75,106	*	Select Medical Holdings Corp	1,363
37,760	*	Staar Surgical Co	1,171
41,823	*,e	Surgery Partners, Inc	623
81,600		Sysmex Corp	7,603
31,845	*,e	Teladoc, Inc	1,849
19,606	*	Tivity Health, Inc	690
18,482	*	Triple-S Management Corp (Class B)	722
16,067		US Physical Therapy, Inc	1,542
20,611	*	Varian Medical Systems, Inc	2,344
29,070	*	Veeva Systems, Inc	2,234
32,132	*	Vocera Communications, Inc	960
846		West Pharmaceutical Services, Inc	84
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	348,389

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
493		Clorox Co	67
430,076		Colgate-Palmolive Co	27,873
25,774		Energizer Holdings, Inc	1,623
89,385		Estee Lauder Cos (Class A)	12,754
77,407		Henkel KGaA	8,595
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

22,604		Henkel KGaA (Preference)	$2,884
800		Kao Corp	61
125,873		Kimberly-Clark Corp	13,259
68,224		L’Oreal S.A.	16,819
893,316		Procter & Gamble Co	69,732
40,700		Shiseido Co Ltd	3,230
283,430		Unilever NV	15,792
322,263		Unilever plc	17,802
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	190,491

INSURANCE - 2.8%
1,073,234		Aegon NV	6,408
611,727		Aflac, Inc	26,317
102,018		Allianz AG.	21,021
69,116		Allstate Corp	6,308
732,966		American International Group, Inc	38,862
3,753	*	Arch Capital Group Ltd	99
2,370		Arthur J. Gallagher & Co	155
57,946		Aspen Insurance Holdings Ltd	2,358
429,880		Assicurazioni Generali S.p.A.	7,187
1,648,333		Aviva plc	10,937
574,060		AXA S.A.	14,026
2,167		Axis Capital Holdings Ltd	121
298,793		Chubb Ltd	37,953
158,058		CNP Assurances	3,591
1,270		First American Financial Corp	66
2,823,775		Legal & General Group plc	9,877
2,173		Lincoln National Corp	135
236,587		Loews Corp	11,422
397,874		Marsh & McLennan Cos, Inc	32,614
54,934		Muenchener Rueckver AG.	11,549
109,100		NKSJ Holdings, Inc	4,402
35,168		NN Group NV	1,426
20,520		Principal Financial Group	1,087
396,061		Progressive Corp	23,427
344,651		Prudential Financial, Inc	32,228
701,928		Prudential plc	16,001
209,543		RSA Insurance Group plc	1,874
78,838		Sun Life Financial, Inc	3,168
110,861		Swiss Re Ltd	9,679
117,300		Tokio Marine Holdings, Inc	5,488
253,370		Travelers Cos, Inc	30,997
495		White Mountains Insurance Group Ltd	449
1,467		Willis Towers Watson plc	222
76,257		XL Group Ltd	4,267
46,595		Zurich Financial Services AG.	13,780
		TOTAL INSURANCE	389,501

MATERIALS - 3.1%
107,681		Agnico-Eagle Mines Ltd	4,937
125,081		Air Liquide	15,678
161,261		Air Products & Chemicals, Inc	25,113
63,469		Akzo Nobel NV	5,414
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,722		Albemarle Corp	$2,332
2,232,040		Alumina Ltd	4,619
1,306		Aptargroup, Inc	122
168,600		Asahi Kasei Corp	2,138
40,364		Avery Dennison Corp	4,121
2,277	*	Axalta Coating Systems Ltd	69
129,640		Ball Corp	4,609
214,323		BASF SE	20,461
950		Bemis Co, Inc	40
531	*	Berry Plastics Group, Inc	24
515,949		BlueScope Steel Ltd	6,585
245,629		Boliden AB	7,927
17,502		Celanese Corp (Series A)	1,944
34,439	*	Century Aluminum Co	543
14,714	*	Clearwater Paper Corp	340
103,015		Commercial Metals Co	2,175
164,700		CRH plc	5,793
65,860		Croda International plc	4,161
5,941		DSM NV	594
250,867		Ecolab, Inc	35,204
104,881		Evonik Industries AG.	3,588
5,690	*	Ferro Corp	119
313		FMC Corp	28
973,261	e	Fortescue Metals Group Ltd	3,160
60,932		Franco-Nevada Corp	4,447
4,597		Givaudan S.A.	10,411
83,785		HeidelbergCement AG.	7,035
197,200		Hitachi Metals Ltd	2,045
17,156		Imerys S.A.	1,385
827		International Flavors & Fragrances, Inc	103
200,631		International Paper Co	10,449
131,475		Johnson Matthey plc	6,260
27,080		Kapstone Paper and Packaging Corp	934
59,233		Louisiana-Pacific Corp	1,612
193,515		LyondellBasell Industries AF S.C.A	21,258
197		Martin Marietta Materials, Inc	44
9,897		Materion Corp	536
36,779		Minerals Technologies, Inc	2,771
63,400		Mitsubishi Chemical Holdings Corp	530
152,392		Mitsui Chemicals, Inc	4,050
77,471		Mondi plc	2,090
174,165		Mosaic Co	4,885
334,745		Newcrest Mining Ltd	5,435
224,471		Newmont Mining Corp	8,465
28,700		Nitto Denko Corp	2,167
1,262,034		Norsk Hydro ASA	7,533
380,735		Nucor Corp	23,796
207,009		Nutrien Ltd (Toronto)	11,262
218,414		Praxair, Inc	34,542
5,922		Reliance Steel & Aluminum Co	518
94,572		Royal Gold, Inc	8,780
10,424		Schnitzer Steel Industries, Inc (Class A)	351
337		Scotts Miracle-Gro Co (Class A)	28
1,772		Sealed Air Corp	75
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

131,300		Shin-Etsu Chemical Co Ltd	$11,669
31,200		Sika AG.	4,311
1,033		Sonoco Products Co	54
3,313,753		South32 Ltd	8,849
90,231		Stora Enso Oyj (R Shares)	1,758
1,184,000		Sumitomo Chemical Co Ltd	6,696
213,800		Sumitomo Metal Mining Co Ltd	8,160
67,852	*	Summit Materials, Inc	1,781
350,023		Teck Cominco Ltd	8,917
9,000		Toray Industries, Inc	71
33,404		Trinseo S.A.	2,370
130,154		Umicore S.A.	7,430
166,329		UPM-Kymmene Oyj	5,922
19,003	*,e	US Concrete, Inc	998
77,303		Voestalpine AG.	3,555
39,240		Vulcan Materials Co	5,064
153,265		WestRock Co	8,739
74,113		Wheaton Precious Metals Corp	1,636
		TOTAL MATERIALS	433,615

MEDIA - 0.8%
1,669		Cable One, Inc	1,224
19,251		Cinemark Holdings, Inc	675
66,744		Clear Channel Outdoor Holdings, Inc (Class A)	287
700		CyberAgent, Inc	42
2,100	e	Dentsu, Inc	99
291,226	*,e	Discovery, Inc (Class A)	8,009
315,190	*	Discovery, Inc (Class C)	8,037
84,634		Entravision Communications Corp (Class A)	423
152,247	*	Gray Television, Inc	2,406
17,922		Interpublic Group of Cos, Inc	420
526,783		ITV plc	1,204
25,762		JC Decaux S.A.	860
15,074		John Wiley & Sons, Inc (Class A)	941
158,885	*	Liberty Broadband Corp (Class C)	12,031
4,448	*	Liberty Global plc	118
2,960	*	Liberty Global plc (Class A)	82
10,447	*	Live Nation, Inc	507
5,583	*	Loral Space & Communications, Inc	210
6,202		Marcus Corp	202
162,213		New York Times Co (Class A)	4,201
149,250		Omnicom Group, Inc	11,383
369,400		Pearson plc	4,302
63,571		ProSiebenSat. Media AG.	1,609
3,689		Reed Elsevier NV	78
514,300		Reed Elsevier plc	10,983
11,472		Scholastic Corp	508
57,685		Sinclair Broadcast Group, Inc (Class A)	1,855
2,402,305	e	Sirius XM Holdings, Inc	16,264
527,516		Sky plc	10,159
17,183		Tribune Co	658
212,730		Vivendi Universal S.A.	5,204
508,239		WPP plc	7,985
		TOTAL MEDIA	112,966
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
419,159		AbbVie, Inc	$38,835
96,085	*,e	Acadia Pharmaceuticals, Inc	1,467
8,756	*	Acceleron Pharma, Inc	425
4,399	*	Acorda Therapeutics, Inc	126
18,975	*,e	Aduro Biotech, Inc	133
244,373		Agilent Technologies, Inc	15,112
24,557	*	Agios Pharmaceuticals, Inc	2,068
85,128	*	Akorn, Inc	1,412
324	*	Alkermes plc	13
295,233		Amgen, Inc	54,497
747,014		Astellas Pharma, Inc	11,369
286,541		AstraZeneca plc	19,819
9,400		AstraZeneca plc (ADR)	330
85,693	*,e	Bellicum Pharmaceuticals, Inc	632
182,339	*,e	BioCryst Pharmaceuticals, Inc	1,045
103,797	*	Biogen Idec, Inc	30,126
68,357	*	BioMarin Pharmaceutical, Inc	6,439
16,205	*	Bluebird Bio, Inc	2,543
698,359		Bristol-Myers Squibb Co	38,647
1,178		Bruker BioSciences Corp	34
369,136	*	Celgene Corp	29,317
166,397		Chugai Pharmaceutical Co Ltd	8,713
75,717	*	Coherus Biosciences, Inc	1,060
23,539	*,e	Collegium Pharmaceutical, Inc	561
75,469		CSL Ltd	10,742
101,500		Eisai Co Ltd	7,145
525,815		Eli Lilly & Co	44,868
5,911	*,e	Esperion Thereapeutics, Inc	232
40,521	*	FibroGen, Inc	2,537
19,936	*,e	Flexion Therapeutics Inc	515
36,888	*	Genmab AS	5,676
525,111		Gilead Sciences, Inc	37,199
11,045	*	Halozyme Therapeutics, Inc	186
27,074	*	Illumina, Inc	7,562
503	*	Incyte Corp	34
32,294	*,e	Inovio Pharmaceuticals, Inc	127
34,337	*	Intersect ENT, Inc	1,286
64,045	*	Iovance Biotherapeutics, Inc	820
101,998	*	IQVIA Holdings, Inc	10,181
417	*	Jazz Pharmaceuticals plc	72
237,900		Kyowa Hakko Kogyo Co Ltd	4,789
39,648		Lonza Group AG.	10,477
90,218		Merck KGaA	8,782
7,999	*	Mettler-Toledo International, Inc	4,628
82,507	*	Nektar Therapeutics	4,029
422,145		Novo Nordisk AS	19,499
92,678	*,e	Opko Health, Inc	436
1,883		Orion Oyj (Class B)	51
9,341	*	PerkinElmer, Inc	684
652		Perrigo Co plc	48
76,847	*	Prestige Brands Holdings, Inc	2,949
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

160,718	*	Progenics Pharmaceuticals, Inc	$1,292
16,974	*	Prothena Corp plc	247
186,905	*	QIAGEN NV (Turquoise)	6,775
567	*	Repligen Corp	27
140,969		Roche Holding AG.	31,275
12,847	*	Sage Therapeutics, Inc	2,011
80,102	*	Sangamo Biosciences, Inc	1,137
263,809		Sanofi-Aventis	21,173
25,811	*,e	Sarepta Therapeutics, Inc	3,412
1,038,870		Schering-Plough Corp	63,060
93,800		Shionogi & Co Ltd	4,813
4,346	*,e	Spark Therapeutics, Inc	360
19,426	*,e	TESARO, Inc	864
30,109	*,e	Theravance Biopharma, Inc	683
42,324		UCB S.A.	3,318
42,165	*	Ultragenyx Pharmaceutical, Inc	3,241
118,326	*	Vertex Pharmaceuticals, Inc	20,111
27,717	*	Waters Corp	5,366
379,615		Zoetis, Inc	32,339
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	651,781

REAL ESTATE - 2.3%
15,548	*,e	Altisource Portfolio Solutions S.A.	454
103,765		American Campus Communities, Inc	4,449
279,287		American Tower Corp	40,265
108,838		Boston Properties, Inc	13,650
4,210		Brandywine Realty Trust	71
805,154		British Land Co plc	7,123
130,232		Brixmor Property Group, Inc	2,270
553,549		CapitaLand Ltd	1,281
166,098	*	CBRE Group, Inc	7,930
228,200		City Developments Ltd	1,828
36,483		Coresite Realty	4,043
292,700		Daiwa House Industry Co Ltd	9,958
160,837		Duke Realty Corp	4,669
2,171		Easterly Government Properties, Inc	43
62,177		Equinix, Inc	26,729
110,553		Forest City Realty Trust, Inc	2,522
462,907		Hammerson plc	3,181
1,326,000		Hang Lung Properties Ltd	2,724
329,519		HCP, Inc	8,508
319,123		Host Marriott Corp	6,724
50,390	*	Howard Hughes Corp	6,677
212,100		Hulic Co Ltd	2,264
158,670		Hysan Development Co Ltd	886
158,410		Iron Mountain, Inc	5,546
40,680	*	iStar Financial, Inc	439
2,640		Jones Lang LaSalle, Inc	438
495,014		Land Securities Group plc	6,236
45,796		Lend Lease Corp Ltd	671
3,590		Liberty Property Trust	159
423,000		Link REIT	3,858
533,400		Mitsubishi Estate Co Ltd	9,312
362,810		Mitsui Fudosan Co Ltd	8,739
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17		Nippon ProLogis REIT, Inc	$35
59,300		Nomura Real Estate Holdings, Inc	1,313
49,218		NorthStar Realty Europe Corp	713
108,203		Paramount Group, Inc	1,666
7,000		Piedmont Office Realty Trust, Inc	140
508,773		Prologis, Inc	33,421
36,640		QTS Realty Trust, Inc	1,447
3,184		Rayonier, Inc	123
3,772	e	Realogy Holdings Corp	86
3,556		RMR Group, Inc	279
86,681	*	SBA Communications Corp	14,313
284,290		Scentre Group	924
310,801		Segro plc	2,737
46,895		Senior Housing Properties Trust	848
6,210		Starwood Property Trust, Inc	135
463,500		Swire Pacific Ltd (Class A)	4,899
1,095,800		Swire Properties Ltd	4,041
2,845	*	Tejon Ranch Co	69
35,140		Tier REIT, Inc	836
142,136		UDR, Inc	5,336
40,112	e	Unibail-Rodamco-Westfield	8,832
113,795		Vornado Realty Trust	8,412
411,563		Welltower, Inc	25,801
291,785		Weyerhaeuser Co	10,638
		TOTAL REAL ESTATE	320,691

RETAILING - 3.1%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	929
35,013		Advance Auto Parts, Inc	4,751
440	*	Autonation, Inc	21
116,871		Best Buy Co, Inc	8,716
24,493	*	Booking Holdings, Inc	49,650
83,674	*	CarMax, Inc	6,097
152,764		Expedia, Inc	18,361
18,500		Fast Retailing Co Ltd	8,479
3,529	*	Five Below, Inc	345
3,480	e	GameStop Corp (Class A)	51
183,206		Gap, Inc	5,934
11,555	*	Genesco, Inc	459
679		Genuine Parts Co	62
13,160		Group 1 Automotive, Inc	829
1,000,594	*	Groupon, Inc	4,303
14,217		Haverty Furniture Cos, Inc	307
6,368	e	Hennes & Mauritz AB (B Shares)	95
31,775	*	Hibbett Sports, Inc	728
386,924		Home Depot, Inc	75,489
392,387		Industria De Diseno Textil S.A.	13,362
92,700		Jardine Cycle & Carriage Ltd	2,166
24,493		Kering	13,797
22,653		Kingfisher plc	89
184,240		Kohl’s Corp	13,431
829		L Brands, Inc	31
97,581	*,e	Lands’ End, Inc	2,723
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,405,620		Li & Fung Ltd	$1,980
120,512	*	LKQ Corp	3,844
474,796		Lowe’s Companies, Inc	45,376
1,225		Macy’s, Inc	46
16,107	*	MarineMax, Inc	305
342,665	e	Marks & Spencer Group plc	1,331
2,400		Marui Co Ltd	50
308	*	Murphy USA, Inc	23
159,731	*	NetFlix, Inc	62,523
31,269		Next plc	2,489
300		Nitori Co Ltd	47
23,451		Nordstrom, Inc	1,214
119,203		Nutri/System, Inc	4,589
102,526		Office Depot, Inc	261
66,187	*,e	Overstock.com, Inc	2,227
48,646	e	Rent-A-Center, Inc	716
282,155		Ross Stores, Inc	23,913
1,746	*,e	Sally Beauty Holdings, Inc	28
15,085		Shoe Carnival, Inc	490
115,603	*	Shutterfly, Inc	10,408
81,120		Target Corp	6,175
22,162		Tiffany & Co	2,917
15,696		Tile Shop Holdings, Inc	121
38,849		TJX Companies, Inc	3,698
12,920		Tractor Supply Co	988
96,950	*	TripAdvisor, Inc	5,401
37,479	*	Ulta Beauty, Inc	8,750
107,640	*,e	Wayfair, Inc	12,783
46,193	e	Williams-Sonoma, Inc	2,835
15,455	*,g	Zalando SE	861
		TOTAL RETAILING	437,594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
671,083		Applied Materials, Inc	30,997
97,176		ASML Holding NV	19,230
43,026	*	Cirrus Logic, Inc	1,649
29,559	*	First Solar, Inc	1,557
18,222	*	Integrated Device Technology, Inc	581
1,417,648		Intel Corp	70,471
68,536		Lam Research Corp	11,846
202,083		NVIDIA Corp	47,874
465,418		Texas Instruments, Inc	51,312
59,300		Tokyo Electron Ltd	10,179
40,370	e	Universal Display Corp	3,472
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	249,168

SOFTWARE & SERVICES - 4.9%
310,048		Accenture plc	50,721
102,701		Amadeus IT Holding S.A.	8,076
733		Atos Origin S.A.	100
134,889	*	Autodesk, Inc	17,683
22,907	*,e	Benefitfocus, Inc	770
311,906	*	Black Knight, Inc	16,703
27,736		Blackbaud, Inc	2,842
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

218,184		Booz Allen Hamilton Holding Co	$9,541
312,108		CA, Inc	11,127
179,568	*	Cadence Design Systems, Inc	7,777
80,102		Cap Gemini S.A.	10,734
96,573	*	Cardtronics plc	2,335
127,574	*	CGI Group, Inc	8,084
13,800	*	ChannelAdvisor Corp	194
3,509		Computershare Ltd	48
415,660	*	Conduent, Inc	7,553
63,670		CSG Systems International, Inc	2,602
39,964	*,e	Ellie Mae, Inc	4,150
115,655	*	Etsy, Inc	4,880
101,473	*	Euronet Worldwide, Inc	8,500
18,675	*	ExlService Holdings, Inc	1,057
994,000		Fujitsu Ltd	6,015
286,591	*,e	Gogo, Inc	1,393
385,269		International Business Machines Corp	53,822
183,696		Intuit, Inc	37,530
118,574	*	Limelight Networks, Inc	530
94,174		LogMeIn, Inc	9,723
771	*	Manhattan Associates, Inc	36
1,868,852		Microsoft Corp	184,287
77,301	*	MINDBODY, Inc	2,984
42,795	*	MoneyGram International, Inc	286
66,479	*	New Relic, Inc	6,687
9,400		Nintendo Co Ltd	3,068
64,400		Nomura Research Institute Ltd	3,116
61,162	*	Nutanix, Inc	3,154
29,738	*	OneSpan, Inc	584
96,077	e	Open Text Corp	3,382
1,228,615		Oracle Corp	54,133
1,800		Otsuka Corp	70
323,961	*,e	Pandora Media, Inc	2,553
64,794	*	Perficient, Inc	1,709
73,830	*	PTC, Inc	6,926
37,857	*	Qualys, Inc	3,191
171,930	*	Quotient Technology, Inc	2,252
60,836	*	RingCentral, Inc	4,280
357,710	*	salesforce.com, Inc	48,792
216,606		SAP AG.	25,000
67,561		Science Applications International Corp	5,468
194,307	*	ServiceSource International LLC	766
36,886	*	SPS Commerce, Inc	2,710
41,006	*	Sykes Enterprises, Inc	1,180
361,323		Symantec Corp	7,461
24,254	*	Tableau Software, Inc	2,371
224,993	*	Teradata Corp	9,033
82,173		TiVo Corp	1,105
250,782		Travelport Worldwide Ltd	4,650
6,080		TTEC Holdings, Inc	210
79,086	*	Twilio, Inc	4,430
25,942	*	Ultimate Software Group, Inc	6,675
26,450	*	Virtusa Corp	1,288
		TOTAL SOFTWARE & SERVICES	688,327
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
25,894	*	Anixter International, Inc	$1,639
1,168,971		Apple, Inc	216,388
25,108		Badger Meter, Inc	1,122
4,043		Belden CDT, Inc	247
127,495		Benchmark Electronics, Inc	3,716
1,678,433		Cisco Systems, Inc	72,223
39,775	*	Coherent, Inc	6,222
9,404		Comtech Telecommunications Corp	300
549,580		Corning, Inc	15,119
93,995	*	Cray, Inc	2,312
33,384		CTS Corp	1,202
39,009		Daktronics, Inc	332
148,884		Dolby Laboratories, Inc (Class A)	9,185
838,820		Ericsson (LM) (B Shares)	6,462
120,727	*	Fabrinet	4,454
25,626	*	FARO Technologies, Inc	1,393
99,116	*,e	Finisar Corp	1,784
1,291,050		Hewlett Packard Enterprise Co	18,862
1,615,957		HP, Inc	36,666
20,660	*	Insight Enterprises, Inc	1,011
44,469	*	Itron, Inc	2,670
242,812		Jabil Circuit, Inc	6,716
27,200		Keyence Corp	15,341
3,223	*	Keysight Technologies, Inc	190
34,382	*	Kimball Electronics, Inc	629
193,000		Konica Minolta Holdings, Inc	1,790
151,900		Kyocera Corp	8,542
25,369		Littelfuse, Inc	5,789
12,679	*,e	Lumentum Holdings, Inc	734
37,090		Methode Electronics, Inc	1,495
120,366		Motorola, Inc	14,007
3,868		MTS Systems Corp	204
69,700		Murata Manufacturing Co Ltd	11,701
158,385		National Instruments Corp	6,649
103,381		NEC Corp	2,833
12,554	*	Netgear, Inc	785
26,169	*	Novanta, Inc	1,630
58,800		Omron Corp	2,739
7,653	*	OSI Systems, Inc	592
21,896	*	Plexus Corp	1,304
64,222	*	Ribbon Communications, Inc	457
29,235	*	Rogers Corp	3,258
32,127	*	Scansource, Inc	1,295
46,200		Shimadzu Corp	1,394
91,325	*	Super Micro Computer, Inc	2,160
25,259		SYNNEX Corp	2,438
4,348		TE Connectivity Ltd	392
82,123	*	Tech Data Corp	6,744
206,058	*	TTM Technologies, Inc	3,633
162,947		Vishay Intertechnology, Inc	3,780
351,624		Xerox Corp	8,439
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

138,600		Yaskawa Electric Corp	$4,881
26,700		Yokogawa Electric Corp	474
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	526,324

TELECOMMUNICATION SERVICES - 1.0%
2		AT&T, Inc	0	^
14,903	*	Boingo Wireless, Inc	337
3,815,625		BT Group plc	10,946
914,566		CenturyLink, Inc	17,047
72,478	*	Cincinnati Bell, Inc	1,138
24,511		Cogent Communications Group, Inc	1,309
100,517	e	Consolidated Communications Holdings, Inc	1,242
190,943	*,e	Iridium Communications, Inc	3,074
555,932		KDDI Corp	15,202
497,200		NTT DoCoMo, Inc	12,670
725,735		Orange S. A.	12,114
47,991	*	Orbcomm, Inc	485
206,831		Rogers Communications, Inc (Class B)	9,824
3,479,100		Singapore Telecommunications Ltd	7,855
1,797,120	*,e	Sprint Corp	9,776
17,350		Swisscom AG.	7,744
2,071		Tele2 AB (B Shares)	24
53,271		Telenor ASA	1,091
168,403		TeliaSonera AB	768
424,015		Telstra Corp Ltd	820
14,166		TELUS Corp	503
6,813,007		Vodafone Group plc	16,503
345,199	*	Vonage Holdings Corp	4,450
308,391	*	Zayo Group Holdings, Inc	11,250
		TOTAL TELECOMMUNICATION SERVICES	146,172

TRANSPORTATION - 1.7%
27,025		Aeroports de Paris	6,105
57,900	e	All Nippon Airways Co Ltd	2,125
60		Amerco, Inc	21
9,330		Arkansas Best Corp	426
293,213		Auckland International Airport Ltd	1,345
11,737	*	Avis Budget Group, Inc	381
202,445		Canadian National Railway Co	16,559
57,900		Central Japan Railway Co	11,987
612		CH Robinson Worldwide, Inc	51
307,314		CSX Corp	19,601
252,395		Delta Air Lines, Inc	12,504
313,413		Deutsche Post AG.	10,183
126,900		East Japan Railway Co	12,153
12,132	*	Echo Global Logistics, Inc	355
813		Expeditors International of Washington, Inc	59
33,952		Fraport AG. Frankfurt Airport Services Worldwide	3,266
31,284	*	Genesee & Wyoming, Inc (Class A)	2,544
29,900		Hankyu Hanshin Holdings, Inc	1,201
41,654	*	Hertz Global Holdings, Inc	639
592		Kansas City Southern Industries, Inc	63
723		Kuehne & Nagel International AG.	109
459		Landstar System, Inc	50
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

65,400		Mitsui OSK Lines Ltd	$1,573
1,407,101		MTR Corp	7,772
23,078		Nippon Yusen Kabushiki Kaisha	457
82,744		Norfolk Southern Corp	12,484
12,124		Ryder System, Inc	871
40,400		Singapore Airlines Ltd	316
374,851		Southwest Airlines Co	19,072
29,897	*,e	Spirit Airlines, Inc	1,087
14,066	e	Sydney Airport	74
75,800		Tokyu Corp	1,304
978,015		Transurban Group (ASE)	8,661
331,456		Union Pacific Corp	46,961
368,329		United Parcel Service, Inc (Class B)	39,128
200		West Japan Railway Co	15
8,260	*	YRC Worldwide, Inc	83
		TOTAL TRANSPORTATION	241,585

UTILITIES - 1.9%
261,998		American Electric Power Co, Inc	18,143
40,463		American Water Works Co, Inc	3,455
559,392		APA Group (ASE)	4,075
4,270		Aqua America, Inc	150
40,021		Avista Corp	2,108
400,900		Chubu Electric Power Co, Inc	6,011
5,605		CMS Energy Corp	265
258,611		Consolidated Edison, Inc	20,167
494,357		Dominion Resources, Inc	33,705
1,246		DTE Energy Co	129
117,711		Edison International	7,448
722,619		Enel S.p.A.	4,004
10,425		Energias de Portugal S.A.	41
188,278		Eversource Energy	11,035
112,045		Fortis, Inc	3,581
59,506	*	Gas Natural SDG S.A.	1,573
4,945,147		Hong Kong & China Gas Ltd	9,453
103,000		Hong Kong Electric Holdings Ltd	720
1,887,688		Iberdrola S.A.	14,557
49,141		Idacorp, Inc	4,533
288,600		Kyushu Electric Power Co, Inc	3,222
4,730		MDU Resources Group, Inc	136
428,619		Meridian Energy Ltd	905
1,183,909		National Grid plc	13,084
6,499		NiSource, Inc	171
32,773	g	Orsted AS	1,980
3,980		Pinnacle West Capital Corp	321
145,529		Public Service Enterprise Group, Inc	7,879
557,558		Scottish & Southern Energy plc	9,953
214,671		Sempra Energy	24,925
35,973		South Jersey Industries, Inc	1,204
680,000		Southern Co	31,491
32,615	e	Terna Rete Elettrica Nazionale S.p.A.	176
67,058		Tokyo Gas Co Ltd	1,781
610,836		United Utilities Group plc	6,141
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)

980		Vectren Corp			$70
145,186		WEC Energy Group, Inc			9,386
30,023		WGL Holdings, Inc			2,665
340,977		Xcel Energy, Inc			15,575
		TOTAL UTILITIES			276,218

		TOTAL COMMON STOCKS			8,257,846
		(Cost $6,440,068)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp			1,457
740,991	*	Federal National Mortgage Association			4,683
14,500	*	M&T Bank Corp			14,812
		TOTAL BANKS			20,952

		TOTAL PREFERRED STOCKS			20,952
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
5,302,106	m	Intesa Sanpaolo S.p.A			0
		TOTAL BANKS			0

ENERGY - 0.0%
586,030	e	Repsol S.A.			333
		TOTAL ENERGY			333

		TOTAL RIGHTS / WARRANTS			333
		(Cost $330)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.1%

TREASURY DEBT - 0.4%
$60,920,000		United States Treasury Bill	1.810%	08/16/18	60,781
		TOTAL TREASURY DEBT			60,781

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
232,695,245	c	State Street Navigator Securities Lending Government Money Market Portfolio			232,695
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			232,695

		TOTAL SHORT-TERM INVESTMENTS			293,476
		(Cost $293,476)
		TOTAL INVESTMENTS - 101.1%			14,138,896
		(Cost $12,424,113)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(155,993)
		NET ASSETS - 100.0%			$13,982,903
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rates
M	Month
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $224,783,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $1,155,717,000 or 8.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
418

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2018

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 60.3%
$1,790,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/16/18	$1,789
10,000,000	FAMC	0.010	07/27/18	9,987
10,000,000	FAMC	0.010	08/03/18	9,984
1,250,000	FAMC	0.010	09/05/18	1,246
38,000,000	FAMC	0.010	09/10/18	37,855
2,650,000	FAMC	0.010	09/28/18	2,637
10,000,000	FAMC	0.010	10/02/18	9,952
24,250,000	Federal Farm Credit Bank (FFCB)	0.010	07/02/18	24,249
13,000,000	FFCB	0.010	07/03/18	12,999
16,000,000	FFCB	0.010	07/05/18	15,997
22,500,000	FFCB	0.010	07/09/18	22,491
11,890,000	FFCB	0.010	07/10/18	11,885
21,625,000	FFCB	0.010	07/11/18	21,615
20,000,000	FFCB	0.010	07/12/18	19,989
40,000,000	FFCB	0.010	07/13/18	39,977
30,000,000	FFCB	0.010	07/17/18	29,977
22,500,000	FFCB	0.010	07/18/18	22,481
12,460,000	FFCB	0.010	07/20/18	12,449
19,100,000	FFCB	0.010	07/25/18	19,078
20,000,000	FFCB	0.010	07/26/18	19,975
33,500,000	FFCB	0.010	07/30/18	33,453
26,000,000	FFCB	0.010	07/31/18	25,960
25,000,000	FFCB	0.010	08/02/18	24,960
10,000,000	FFCB	0.010	08/06/18	9,981
35,000,000	FFCB	0.010	08/08/18	34,931
33,000,000	FFCB	0.010	08/13/18	32,926
16,570,000	FFCB	0.010	08/14/18	16,533
29,200,000	FFCB	0.010	09/04/18	29,099
15,000,000	FFCB	0.010	09/05/18	14,949
15,000,000	FFCB	0.010	09/07/18	14,946
45,056,000	FFCB	0.010	09/10/18	44,886
12,500,000	FFCB	0.010	09/12/18	12,452
32,000,000	FFCB	0.010	09/18/18	31,867
9,000,000	FFCB	0.010	09/20/18	8,961
36,500,000	FFCB	0.010	09/21/18	36,340
22,000,000	FFCB	0.010	09/24/18	21,901
17,500,000	FFCB	0.010	09/25/18	17,419
8,000,000	FFCB	0.010	09/26/18	7,963
12,500,000	FFCB	0.010	10/01/18	12,437
27,000,000	FFCB	0.010	10/04/18	26,862
36,500,000	FFCB	0.010	10/05/18	36,310
20,000,000	FFCB	0.010	10/10/18	19,891
47,000,000	FFCB	0.010	10/26/18	46,696
10,000,000	FFCB	0.010	11/01/18	9,933
1,000,000	FFCB	0.010	11/02/18	993
15,000,000	FFCB	0.010	11/21/18	14,877
419

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$30,000,000	FFCB	0.010%	11/30/18	$29,735
5,000,000	FFCB	0.010	01/18/19	4,941
24,880,000	Federal Home Loan Bank (FHLB)	0.010	07/02/18	24,879
40,000,000	FHLB	0.010	07/03/18	39,996
15,000,000	FHLB	0.010	07/05/18	14,997
90,638,000	FHLB	0.010	07/06/18	90,616
20,000,000	FHLB	0.010	07/11/18	19,990
116,400,000	FHLB	0.010	07/13/18	116,333
10,100,000	FHLB	0.010	07/16/18	10,093
3,830,000	FHLB	0.010	07/17/18	3,828
55,600,000	FHLB	0.010	07/18/18	55,553
99,500,000	FHLB	0.010	07/20/18	99,405
33,100,000	FHLB	0.010	07/23/18	33,063
24,092,000	FHLB	0.010	07/24/18	24,063
60,000,000	FHLB	0.010	07/25/18	59,925
20,000,000	FHLB	0.010	07/26/18	19,974
106,100,000	FHLB	0.010	07/27/18	105,958
3,542,000	FHLB	0.010	07/30/18	3,537
27,600,000	FHLB	0.010	07/31/18	27,557
110,575,000	FHLB	0.010	08/01/18	110,398
83,600,000	FHLB	0.010	08/03/18	83,459
38,540,000	FHLB	0.010	08/06/18	38,468
40,000,000	FHLB	0.010	08/07/18	39,922
42,391,000	FHLB	0.010	08/08/18	42,307
82,300,000	FHLB	0.010	08/10/18	82,127
42,000,000	FHLB	0.010	08/13/18	41,905
15,000,000	FHLB	0.010	08/14/18	14,965
71,177,000	FHLB	0.010	08/15/18	71,010
62,700,000	FHLB	0.010	08/17/18	62,546
40,000,000	FHLB	0.010	08/20/18	39,894
50,000,000	FHLB	0.010	08/21/18	49,865
40,000,000	FHLB	0.010	08/22/18	39,889
3,225,000	FHLB	0.010	08/24/18	3,216
49,225,000	FHLB	0.010	08/27/18	49,077
33,390,000	FHLB	0.010	08/28/18	33,288
53,390,000	FHLB	0.010	08/29/18	53,224
29,165,000	FHLB	0.010	08/31/18	29,070
25,200,000	FHLB	0.010	09/07/18	25,108
50,000,000	FHLB	0.010	09/10/18	49,809
100,667,000	FHLB	0.010	09/14/18	100,265
20,000,000	FHLB	0.010	09/18/18	19,916
40,000,000	FHLB	0.010	09/19/18	39,829
20,000,000	FHLB	0.010	09/21/18	19,912
50,000,000	FHLB	0.010	09/25/18	49,770
2,550,000	FHLB	0.010	09/26/18	2,538
1,800,000	FHLB	0.010	10/04/18	1,791
40,000,000	FHLB	0.010	10/09/18	39,783
24,185,000	FHLB	0.010	10/19/18	24,042
10,000,000	FHLB	0.010	10/24/18	9,936
1,300,000	FHLB	0.010	10/26/18	1,292
10,000,000	FHLB	0.010	10/29/18	9,934
10,000,000	FHLB	0.010	10/31/18	9,932
10,640,000	FHLB	0.010	11/30/18	10,548
15,485,000	FHLB	0.010	12/10/18	15,342

420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$25,000,000	FHLB	0.010%	12/14/18	$24,763
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/06/18	9,998
89,000,000	FHLMC	0.010	07/09/18	88,966
120,000,000	FHLMC	0.010	07/10/18	119,948
2,000,000	FHLMC	0.010	07/11/18	1,999
43,990,000	FHLMC	0.010	07/16/18	43,958
80,040,000	FHLMC	0.010	07/18/18	79,976
10,000,000	FHLMC	0.010	07/19/18	9,991
90,428,000	FHLMC	0.010	07/23/18	90,327
25,985,000	FHLMC	0.010	07/24/18	25,956
58,000,000	FHLMC	0.010	07/30/18	57,916
25,000,000	FHLMC	0.010	08/09/18	24,952
84,015,000	FHLMC	0.000	08/20/18	83,795
38,145,000	FHLMC	0.010	08/21/18	38,043
40,000,000	FHLMC	0.010	08/22/18	39,893
40,325,000	FHLMC	0.010	08/23/18	40,216
80,000,000	FHLMC	0.010	08/24/18	79,777
2,500,000	FHLMC	0.010	08/27/18	2,492
81,000,000	FHLMC	0.010	09/04/18	80,722
50,000,000	FHLMC	0.010	09/05/18	49,826
15,000,000	FHLMC	0.010	09/07/18	14,948
45,300,000	FHLMC	0.010	09/11/18	45,131
50,000,000	FHLMC	0.010	09/12/18	49,808
98,500,000	FHLMC	0.010	09/19/18	98,084
30,000,000	FHLMC	0.010	09/24/18	29,867
35,700,000	FHLMC	0.010	10/03/18	35,524
20,000,000	FHLMC	0.010	11/02/18	19,865
80,000,000	Federal National Mortgage Association (FNMA)	0.010	07/02/18	79,996
40,700,000	FNMA	0.010	07/03/18	40,696
76,981,000	FNMA	0.010	07/11/18	76,943
80,000,000	FNMA	0.010	07/16/18	79,943
101,485,000	FNMA	0.010	07/17/18	101,406
4,000,000	FNMA	0.010	07/18/18	3,997
30,000,000	FNMA	0.010	07/20/18	29,972
90,000,000	FNMA	0.010	07/23/18	89,905
95,000,000	FNMA	0.010	07/24/18	94,893
63,775,000	FNMA	0.010	07/25/18	63,698
3,615,000	FNMA	0.010	07/27/18	3,611
10,000,000	FNMA	0.010	07/30/18	9,985
9,415,000	FNMA	0.010	07/31/18	9,401
20,000,000	FNMA	0.010	08/01/18	19,968
40,000,000	FNMA	0.010	08/06/18	39,926
100,000,000	FNMA	0.010	08/07/18	99,811
30,000,000	FNMA	0.010	08/10/18	29,938
35,535,000	FNMA	0.010	08/13/18	35,458
39,975,000	FNMA	0.010	08/14/18	39,886
8,050,000	FNMA	0.010	08/15/18	8,031
60,000,000	FNMA	0.010	08/17/18	59,856
45,000,000	FNMA	0.010	08/21/18	44,882
56,640,000	FNMA	0.010	08/22/18	56,485
40,000,000	FNMA	0.010	08/24/18	39,888
40,000,000	FNMA	0.010	08/27/18	39,882
59,560,000	FNMA	0.010	08/28/18	59,380

421

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$65,352,000		FNMA		0.010%	08/29/18	$65,150
17,035,000		FNMA		0.010	09/05/18	16,977
30,625,000		FNMA		0.010	09/26/18	30,485
		TOTAL GOVERNMENT AGENCY DEBT				5,690,148

TREASURY DEBT - 21.6%
83,815,000		United States Treasury Bill		0.010	07/05/18	83,799
100,000,000		United States Treasury Bill		0.010	07/12/18	99,947
101,070,000		United States Treasury Bill		0.010-1.355	07/19/18	100,995
86,780,000		United States Treasury Bill		0.010	07/26/18	86,673
75,000,000		United States Treasury Bill		0.010	08/02/18	74,883
116,125,000		United States Treasury Bill		0.010	08/09/18	115,897
113,010,000		United States Treasury Bill		0.010-1.342	08/16/18	112,760
89,590,000		United States Treasury Bill		0.010	08/23/18	89,343
37,060,000		United States Treasury Bill		0.010	08/30/18	36,945
120,225,000		United States Treasury Bill		0.010	09/06/18	119,803
94,050,000		United States Treasury Bill		0.010	09/13/18	93,741
96,460,000		United States Treasury Bill		0.010	09/20/18	96,053
92,535,000		United States Treasury Bill		0.010	09/27/18	92,105
50,835,000		United States Treasury Bill		0.010	10/04/18	50,579
125,000,000		United States Treasury Bill		0.010	10/11/18	124,416
85,735,000		United States Treasury Bill		0.010	10/18/18	85,232
15,000,000		United States Treasury Bill		0.010	10/25/18	14,902
40,000,000		United States Treasury Bill		0.010	11/01/18	39,732
120,000,000		United States Treasury Bill		0.010	11/08/18	119,289
50,000,000		United States Treasury Bill		0.010	11/15/18	49,618
20,000,000		United States Treasury Bill		0.010	11/23/18	19,836
50,000,000		United States Treasury Bill		0.010	11/29/18	49,574
87,400,000		United States Treasury Bill		0.010	12/06/18	86,738
10,285,000		United States Treasury Bill		0.010	12/13/18	10,189
60,000,000		United States Treasury Note		0.750	07/31/18	59,960
59,840,000		United States Treasury Note		1.000	08/15/18	59,782
31,502,000		United States Treasury Note		0.750	08/31/18	31,439
8,000,000		United States Treasury Note		0.875	10/15/18	7,974
30,055,000		United States Treasury Note		1.250	12/15/18	29,978
		TOTAL TREASURY DEBT				2,042,182

VARIABLE RATE SECURITIES - 18.1%
44,500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.120%	1.881	08/03/18	44,500
50,000,000	i	FAMC	LIBOR 1 M - 0.100%	1.882	11/01/18	50,000
25,000,000	i	FAMC	LIBOR 1 M - 0.030%	1.952	11/01/18	25,000
25,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.965	11/19/18	25,000
30,000,000	i	FAMC	EFFR + 0.100%	2.010	11/30/18	30,000
30,000,000	i	FAMC	EFFR + 0.120%	2.030	12/28/18	30,000
40,000,000	i	FAMC	EFFR + 0.020%	1.930	01/25/19	40,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	1.926	02/04/19	31,000
25,000,000	i	FAMC	EFFR + 0.010%	1.920	03/01/19	25,000
25,000,000	i	FAMC	LIBOR 1 M - 0.105%	1.989	03/01/19	25,000
422

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$25,000,000	i	FAMC	EFFR + 0.080%	1.990%	03/01/19	$25,000
40,000,000	i	FAMC	EFFR + 0.010%	1.920	04/01/19	40,000
30,000,000	i	FAMC	LIBOR 1 M - 0.050%	1.932	07/01/19	30,000
50,000,000	i	FAMC	EFFR + 0.150%	2.060	09/27/19	50,000
10,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M + 0.140%	2.122	08/01/18	10,002
40,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.930	08/08/18	40,000
20,000,000	i	FFCB	LIBOR 1 M + 0.190%	2.220	08/08/18	20,007
20,000,000	i	FFCB	FRED - 2.850%	2.150	08/10/18	20,000
46,700,000	i	FFCB	LIBOR 1 M + 0.030%	2.133	08/27/18	46,700
95,000,000	i	FFCB	LIBOR 1 M - 0.050%	2.035	09/17/18	94,998
10,000,000	i	FFCB	LIBOR 3 M - 0.030%	2.305	09/18/18	10,004
50,000,000	i	FFCB	LIBOR 3 M - 0.150%	2.205	11/14/18	49,999
13,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.959	12/05/18	13,003
45,000,000	i	FFCB	FRED - 3.020%	1.980	01/14/19	45,027
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	2.188	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	1.981	01/25/19	50,001
33,700,000	i	FFCB	FRED - 3.020%	1.980	03/27/19	33,728
50,000,000	i	FFCB	LIBOR 1 M - 0.145%	1.949	03/29/19	49,998
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.900	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	1.920	06/27/19	55,006
50,000,000	i	FFCB	FRED - 3.080%	1.920	08/16/19	49,994
30,000,000	i	FFCB	EFFR - 0.015%	1.895	09/20/19	30,000
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.959	10/18/19	40,000
10,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.959	11/04/19	10,001
47,000,000	i	FFCB	FRED - 3.065%	1.935	12/26/19	46,972
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	1.964	01/27/20	50,000
21,700,000	i	FFCB	FRED - 2.870%	2.130	05/29/20	21,700
72,500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.155	01/18/19	72,501
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	2.125	02/13/19	20,001
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.044	02/22/19	50,018
38,000,000	i	FHLB	LIBOR 3 M - 0.235%	2.079	03/06/19	37,988
45,000,000	i	FHLB	LIBOR 1 M - 0.070%	1.976	07/12/19	44,999
30,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.925	07/19/18	30,000
72,900,000	i	FHLMC	LIBOR 1 M - 0.100%	1.930	08/08/19	72,901
50,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.079	10/31/18	50,041
		TOTAL VARIABLE RATE SECURITIES				1,706,089

		TOTAL SHORT-TERM INVESTMENTS				9,438,419
		(Cost $9,438,419)

		TOTAL INVESTMENTS - 100.0%				9,438,419
		(Cost $9,438,419)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%				(2,577)
		NET ASSETS - 100.0%				$9,435,842
423

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rates
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
424

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 15, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: August 15, 2018	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer